UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-04415

COLLEGE RETIREMENT EQUITIES FUND

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

F. Scott Thomas, Esq.

c/o TIAA

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Item 1. Reports to Stockholders.

Understanding your CREF report

This semiannual report contains information about the eight CREF accounts and describes the accounts’ results for the six months ended June 30, 2016. The report contains three main sections:

•	The account performance section compares each account’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each account had investments as of June 30, 2016.
•	The financial statements provide detailed information about the operations and financial condition of each account.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the CREF accounts vary from account to account; to see the risks of investing in an individual account, please refer to the latest CREF prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 877-518-9161. We urge you to read the prospectus carefully before investing.

2	2016 Semiannual Report ■ College Retirement Equities Fund

Information for CREF participants

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each account in their annual and semiannual reports, instead of providing complete portfolio listings. CREF also files complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of CREF’s portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of CREF’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of December 31 or June 30; Form N-Q filings are as of March 31 or September 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202-551-8090 for more information.)

Proxy voting

CREF’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at www.sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the accounts voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800-842-2252.

Account management

The CREF accounts are managed by the portfolio management teams of TIAA-CREF Investment Management, LLC. The members of these teams are responsible for the day-to-day investment management of the accounts.

College Retirement Equities Fund ■ 2016 Semiannual Report	3

About the accounts’ benchmarks

CREF Stock Account

The account’s composite benchmark is a weighted average of two indexes: the Russell 3000® Index, which measures the performance of the broad U.S. stock market, and the MSCI All Country World ex USA Investable Market Index, which measures the performance of large- and mid-cap stocks in 45 developed and emerging market nations throughout the world, excluding the United States.

CREF Global Equities Account

The account’s benchmark is the MSCI World Index, an aggregate of 23 country indexes in developed market nations, including the United States.

CREF Growth Account

The account’s benchmark is the Russell 1000® Growth Index, a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

CREF Equity Index Account

The account’s benchmark is the Russell 3000 Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

CREF Bond Market Account

The account’s benchmark is the Barclays U.S. Aggregate Bond Index, which measures the performance of the domestic investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

4	2016 Semiannual Report ■ College Retirement Equities Fund

About the accounts’ benchmarks

CREF Inflation-Linked Bond Account

The account’s former benchmark (prior to April 1, 2016) was the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), which measures the performance of fixed-income securities with fixed-rate coupon payments that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U). The account’s new benchmark (effective April 1, 2016) is the Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index, which measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

CREF Social Choice Account

The account’s composite benchmark is a weighted average of three indexes: the Russell 3000 Index, which measures the performance of the broad U.S. stock market; the Barclays U.S. Aggregate Bond Index, which measures the performance of the domestic investment-grade, fixed-rate bond market; and the MSCI EAFE+Canada Index, which measures stock performance in 22 developed market nations, excluding the United States.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 1000 and Russell 3000 are trademarks and service marks of Russell Investments. TIAA products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. EAFE stands for Europe, Australasia, Far East.

College Retirement Equities Fund ■ 2016 Semiannual Report	5

Important information about expenses

All participants in the CREF accounts incur ongoing costs, including management fees and other account expenses.

The expense examples for each Class that appear on the performance pages are intended to help you understand your ongoing costs (in U.S. dollars) and do not reflect transactional costs incurred by the account for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Participants in the CREF accounts do not incur a sales charge for purchases or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2016–June 30, 2016).

Actual expenses

The first section in each table uses the account’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second section in the table shows hypothetical account values and expenses based on the account’s actual expense ratio for each Class for the six-month period and an assumed 5% per year rate of return before expenses. This was not the account’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the account with the costs of other accounts. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.

6	2016 Semiannual Report ■ College Retirement Equities Fund

CREF Stock Account

Performance for the six months ended June 30, 2016

The CREF Stock Account returned 1.41% for the period, compared with the 2.27% return of its composite benchmark, a weighted average of the Russell 3000® Index and the MSCI All Country World ex USA Investable Market Index. For the twelve months ended June 30, 2016, the account returned –2.99%, versus –1.50% for the composite index. (All returns for the account are for Class R1.)

During the six-month period, the domestic economy grew at a modest pace, and the national unemployment rate was below 5.0%. Inflation remained well below the Federal Reserve’s target, and the dollar dropped against most other major currencies, fueling exports. U.S. stocks, as measured by the broad Russell 3000 Index, rose 3.62%. Value stocks, bolstered by a sharp rise in oil and other commodity prices, outperformed growth equities. Mid-caps outperformed their large-cap counterparts, while small-caps lagged but still turned in positive returns for the period. (Returns by investment style and market capitalization are based on the Russell indexes.)

The MSCI All Country World ex USA Investable Market Index, which measures stock market performance in 45 developed and emerging countries, returned –0.91% in U.S. dollars. Among the index’s components, Greece, Italy, Ireland and Spain performed worst, while emerging market countries Peru, Brazil, Colombia and Russia performed best, respectively.

Despite positive performance, the account lags its benchmark

For the six-month period, the account trailed its benchmark. The top detractor was an overweight in poorly performing drug manufacturer Allergan, followed by an underweight in AT&T, which produced double-digit returns. An overweight in Delphi Automotive further detracted from relative returns. Holdings that helped offset some of the account’s losses versus its benchmark included overweights in strongly performing chemical and ammunition manufacturer Olin, sportswear company adidas, and energy producers Concho Resources and Continental Resources, respectively.

The account’s returns may sometimes diverge from the returns of its benchmark index more than would be expected. This divergence may be the result of the account’s fair value pricing adjustments or of the timing of foreign currency valuations. Many foreign exchanges close for trading before the account’s accumulation unit value (AUV) is calculated (see the latest CREF prospectus for more details on AUV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the account’s benchmark. These changes are, however, taken into account to value the account’s portfolio holdings at the time the account’s AUV is calculated; these are known as fair value pricing adjustments.

College Retirement Equities Fund ■ 2016 Semiannual Report	7

CREF Stock Account

Performance as of June 30, 2016

		Total return		Average annual total return
CREF Stock Account	Inception date	6 months	1 year	5 years		10 years
Class R1	7/31/1952	1.41%	–2.99%	7.61%		5.46%
Class R2	4/24/2015	1.55	–2.71	7.68	*	5.49	*
Class R3	4/24/2015	1.60	–2.60	7.71	*	5.50	*
CREF Stock Composite Benchmark†	—	2.27	–1.50	8.18		5.71
Broad market index
Russell 3000® Index	—	3.62	2.14	11.60		7.40

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
†	On June 30, 2016, the CREF Stock Composite Benchmark consisted of: 70.0% Russell 3000 Index and 30.0% MSCI All Country World ex USA Investable Market Index. The account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

Expense example

Six months ended June 30, 2016

CREF Stock Account	Beginning account value (1/1/16)	Ending account value (6/30/16)	Expenses paid during period (1/1/16–6/30/16	)‡
Actual return
Class R1	$1,000.00	$1,014.13	$3.76
Class R2	1,000.00	1,015.47	2.46
Class R3	1,000.00	1,016.00	1.90
5% annual hypothetical return
Class R1	1,000.00	1,021.13	3.77
Class R2	1,000.00	1,022.43	2.46
Class R3	1,000.00	1,022.97	1.91

‡	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2016. The account’s annualized six-month expense ratios for that period were 0.75% for Class R1, 0.49% for Class R2 and 0.38% for Class R3.

For more information about this expense example, please see page 6.

8	2016 Semiannual Report ■ College Retirement Equities Fund

CREF Stock Account

Portfolio composition

Sector	% of net assets as of 6/30/ 2016
Financials	18.0
Information technology	16.4
Consumer discretionary	13.4
Health care	12.5
Industrials	11.1
Consumer staples	9.7
Energy	6.8
Materials	4.6
Utilities	3.5
Telecommunication services	3.1
Short-term investments, other assets & liabilities, net	0.9
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2016
More than $50 billion	42.0
More than $15 billion–$50 billion	24.8
More than $2 billion–$15 billion	25.5
$2 billion or less	7.7
Total	100.0

Holdings by country

% of portfolio investments as of 6/30/ 2016
United States	66.1
Japan	4.9
United Kingdom	3.9
Canada	2.1
France	2.0
China	1.6
Germany	1.6
Switzerland	1.6
57 other nations	11.9
Short-term investments	4.3
Total	100.0

College Retirement Equities Fund ■ 2016 Semiannual Report	9

CREF Global Equities Account

Performance for the six months ended June 30, 2016

The CREF Global Equities Account returned –1.75% for the period, compared with the 0.66% return of its benchmark, the MSCI World Index. For the twelve months ended June 30, 2016, the account returned –6.05%, versus –2.78% for the index. (All returns for the account are for Class R1.)

During the six-month period, the domestic economy grew at a modest pace, and the national unemployment rate was below 5.0%. Inflation remained well below the Federal Reserve’s target, and the dollar dropped against most other major currencies, fueling exports. U.S. stocks, as measured by the broad Russell 3000® Index, rose 3.62%. Global stocks, as measured by the MSCI World Index, gained only 0.66% as political developments fueled volatility in international stock markets.

Market performance varied significantly across countries. U.S. stocks, which comprised three-fifths of the benchmark’s total market capitalization at period-end, rose 3.2%. Japan and the United Kingdom—among the larger markets at period-end—were outsized detractors, losing 5.6% and 3.1%, respectively. New Zealand and Canada were the best-performing nations in the benchmark, advancing 18.1% and 15.1%, respectively.

Stock selection hurts the account’s performance

The account trailed its benchmark due to stock allocations in certain industry sectors. Overweight positions in poorly performing International Consolidated Airlines, British banking giant Barclays and Italian bank Mediobanca were the largest detractors from relative returns, respectively.

Conversely, overweight positions in strongly performing oil and gas producer EOG Resources and utilities company NextEra Energy contributed most to relative performance, followed by an underweight in British bank HSBC, which declined on weak revenue.

The account’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the account’s fair value pricing adjustments or of the timing of foreign currency valuations. Many foreign exchanges close for trading before the account’s accumulation unit value (AUV) is calculated (see the latest CREF prospectus for more details on AUV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the account’s benchmark. These changes are, however, taken into account to value the account’s portfolio holdings at the time the account’s AUV is calculated; these are known as fair value pricing adjustments.

10	2016 Semiannual Report ■ College Retirement Equities Fund

CREF Global Equities Account

Performance as of June 30, 2016

		Total return		Average annual total return
CREF Global Equities Account	Inception date	6 months	1 year	5 years		10 years
Class R1	5/1/1992	–1.75%	–6.05%	6.19%		4.31%
Class R2	4/24/2015	–1.62	–5.78	6.26	*	4.34	*
Class R3	4/24/2015	–1.57	–5.68	6.29	*	4.35	*
MSCI World Index	—	0.66	–2.78	6.63		4.43

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

Expense example

Six months ended June 30, 2016

CREF Global Equities Account	Beginning account value (1/1/16)	Ending account value (6/30/16)	Expenses paid during period (1/1/16–6/30/16	)‡
Actual return
Class R1	$1,000.00	$982.51	$3.75
Class R2	1,000.00	983.78	2.47
Class R3	1,000.00	984.30	1.92
5% annual hypothetical return
Class R1	1,000.00	1,021.08	3.82
Class R2	1,000.00	1,022.38	2.51
Class R3	1,000.00	1,022.92	1.96

‡	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2016. The account’s annualized six-month expense ratios for that period were 0.76% for Class R1, 0.50% for Class R2 and 0.39% for Class R3.

For more information about this expense example, please see page 6.

College Retirement Equities Fund ■ 2016 Semiannual Report	11

CREF Global Equities Account

Portfolio composition

Sector	% of net assets as of 6/30/ 2016
Financials	17.2
Information technology	14.9
Health care	14.1
Consumer discretionary	14.0
Industrials	10.7
Consumer staples	10.7
Energy	7.8
Materials	4.4
Utilities	2.7
Telecommunication services	2.6
Short-term investments, other assets & liabilities, net	0.9
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/ 2016
More than $50 billion	45.1
More than $15 billion–$50 billion	30.1
More than $2 billion–$15 billion	23.1
$2 billion or less	1.7
Total	100.0

Holdings by country

% of portfolio investments as of 6/30/ 2016
United States	57.5
Japan	7.9
United Kingdom	6.7
Canada	3.5
Switzerland	3.4
France	2.9
Germany	2.1
Australia	1.8
34 other nations	10.9
Short-term investments	3.3
Total	100.0

12	2016 Semiannual Report ■ College Retirement Equities Fund

CREF Growth Account

Performance for the six months ended June 30, 2016

The CREF Growth Account returned –2.37% for the period, compared with the 1.36% return of its benchmark, the Russell 1000® Growth Index. For the twelve months ended June 30, 2016, the account returned –1.49%, versus 3.02% for the index. (All returns for the account are for Class R1.)

During the six-month period, the domestic economy grew at a modest pace, and the national unemployment rate was below 5.0%. Inflation remained well below the Federal Reserve’s target, and the dollar dropped against most other major currencies, fueling exports. U.S. stocks, as measured by the broad Russell 3000® Index, rose 3.62%. Value stocks, bolstered by a sharp rise in oil and other commodity prices, outperformed growth equities. Mid-caps outperformed their large-cap counterparts, while small-caps lagged but still turned in positive returns for the period. (Returns by investment style and market capitalization are based on the Russell indexes.)

For the ten years ended June 30, 2016, the Russell 1000 Growth Index posted an average annual return of 8.78%, compared with the 6.13% average annual return of the Russell 1000 Value Index.

The account trails its benchmark

Eight of the ten industry sectors of the Russell 1000 Growth Index generated gains for the six months. The three best-performing sectors—telecommunications services (up 23.2%), utilities (up 15.8%) and energy (up 10.6%)—were also the smallest at period-end. Conversely, returns were diminished by health care (down 5.3%) and information technology (down 2.1%). These sectors comprised almost half of the index’s total market capitalization on June 30, 2016.

The account lagged its benchmark in the first six months of 2016, primarily due to stock allocations. An overweight position in poorly performing drug manufacturer Allergan had the largest negative impact, followed by an overweight position in Norwegian Cruise Line and an underweight position in Verizon, which outperformed the index.

These negative factors were partly offset by positive contributions. An overweight position in software developer Intuit, which performed well, was the top contributor to relative performance, followed by underweight positions in drug company Regeneron Pharmaceuticals and computer giant Apple, both of which performed poorly. An overweight position in strong performer Intuitive Surgical, a medical equipment manufacturer, also made a positive contribution.

College Retirement Equities Fund ■ 2016 Semiannual Report	13

CREF Growth Account

Performance as of June 30, 2016

				Average annual
		Total return		total return
CREF Growth Account	Inception date	6 months	1 year	5 years		10 years
Class R1	4/29/1994	–2.37%	–1.49%	11.90%		8.41%
Class R2	4/24/2015	–2.24	–1.21	11.97	*	8.45	*
Class R3	4/24/2015	–2.19	–1.11	12.00	*	8.46	*
Russell 1000® Growth Index	—	1.36	3.02	12.35		8.78

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

Expense example

Six months ended June 30, 2016

	Beginning	Ending	Expenses paid
	account value	account value	during period
CREF Growth Account	(1/1/16)	(6/30/16)	(1/1/16–6/30/16	)‡
Actual return
Class R1	$1,000.00	$976.31	$ 3.34
Class R2	1,000.00	977.56	2.07
Class R3	1,000.00	978.08	1.52
5% annual hypothetical return
Class R1	1,000.00	1,021.48	3.42
Class R2	1,000.00	1,022.77	2.11
Class R3	1,000.00	1,023.32	1.56

‡	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2016. The account’s annualized six-month expense ratios for that period were 0.68% for Class R1, 0.42% for Class R2 and 0.31% for Class R3.

For more information about this expense example, please see page 6.

14	2016 Semiannual Report ■ College Retirement Equities Fund

CREF Growth Account

Portfolio composition
% of net assets
Sector	as of 6/30/2016
Information technology	31.2
Consumer discretionary	22.9
Health care	16.0
Industrials	11.0
Consumer staples	8.4
Materials	4.1
Financials	3.8
Telecommunication services	1.1
Energy	1.0
Short-term investments, other assets & liabilities, net	0.5
Total	100.0
Holdings by company size
% of equity investments
Market capitalization	as of 6/30/2016
More than $50 billion	51.7
More than $15 billion–$50 billion	29.1
More than $2 billion–$15 billion	18.8
$2 billion or less	0.4
Total	100.0

College Retirement Equities Fund ■ 2016 Semiannual Report	15

CREF Equity Index Account

Performance for the six months ended June 30, 2016

The CREF Equity Index Account returned 3.31% for the period, compared with the 3.62% return of its benchmark, the Russell 3000® Index. For the twelve months ended June 30, 2016, the account returned 1.52%, versus 2.14% for the index. (All returns for the account are for Class R1.)

For the six-month period, the account’s return trailed that of its benchmark index primarily because of the effect of expenses. The account’s return includes a deduction for expenses, while the benchmark’s does not. The account has a risk profile similar to that of its benchmark.

During the six-month period, the domestic economy grew at a modest pace, and the national unemployment rate was below 5.0%. Inflation remained well below the Federal Reserve’s target, and the dollar dropped against most other major currencies, fueling exports. U.S. stocks, as measured by the broad Russell 3000 Index, rose 3.62%. Value stocks, bolstered by a sharp rise in oil and other commodity prices, outperformed growth equities. Mid-caps outperformed their large-cap counterparts, while small-caps lagged but still turned in positive returns for the period. (Returns by investment style and market capitalization are based on the Russell indexes.)

Defensive stocks soar, while health care and financials fall

For the six-month period, seven of the ten industry sectors of the Russell 3000 Index generated positive returns. Defensive sectors such as interest-rate-sensitive utilities and telecommunication services performed best, returning 23.7% and 23.5%, respectively. Energy, which benefited from the rise in oil prices, rose 14.7%, followed by consumer staples, which returned 10.5%. Together, these four sectors represented 21.3% of the benchmark’s total market capitalization on June 30, 2016.

The sectors in the order of worst performance were health care, financials and information technology, which dropped 1.2%, 1.1% and 0.3%, respectively. Demand for health care stocks was dampened by investors’ concerns about drug pricing and the prospect of increased government regulation.

Only two of the five largest stocks in the index, based on market capitalization at period-end, outperformed for the six months. Exxon Mobil and Johnson & Johnson posted double-digit gains, while General Electric advanced modestly and Apple and Microsoft declined.

16	2016 Semiannual Report ■ College Retirement Equities Fund

CREF Equity Index Account

Performance as of June 30, 2016

				Average annual
		Total return		total return
CREF Equity Index Account	Inception date	6 months	1 year	5 years		10 years
Class R1	4/29/1994	3.31%	1.52%	11.13%		6.96%
Class R2	4/24/2015	3.45	1.81	11.20	*	7.00	*
Class R3	4/24/2015	3.50	1.92	11.22	*	7.01	*
Russell 3000® Index	—	3.62	2.14	11.60		7.40

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

Expense example

Six months ended June 30, 2016

	Beginning	Ending	Expenses paid
	account value	account value	during period
CREF Equity Index Account	(1/1/16)	(6/30/16)	(1/1/16–6/30/16	)‡
Actual return
Class R1	$1,000.00	$1,033.13	$ 3.24
Class R2	1,000.00	1,034.46	1.92
Class R3	1,000.00	1,035.00	1.37
5% annual hypothetical return
Class R1	1,000.00	1,021.68	3.22
Class R2	1,000.00	1,022.97	1.91
Class R3	1,000.00	1,023.52	1.36

‡	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2016. The account’s annualized six-month expense ratios for that period were 0.64% for Class R1, 0.38% for Class R2 and 0.27% for Class R3.

For more information about this expense example, please see page 6.

College Retirement Equities Fund ■ 2016 Semiannual Report	17

CREF Equity Index Account

Portfolio composition
% of net assets
Sector	as of 6/30/2016
Information technology	18.9
Financials	17.7
Health care	14.1
Consumer discretionary	12.8
Industrials	10.5
Consumer staples	9.3
Energy	6.8
Utilities	3.7
Materials	3.3
Telecommunication services	2.7
Short-term investments, other assets & liabilities, net	0.2
Total	100.0
Holdings by company size
% of equity investments
Market capitalization	as of 6/30/2016
More than $50 billion	51.2
More than $15 billion–$50 billion	23.3
More than $2 billion–$15 billion	20.6
$2 billion or less	4.9
Total	100.0

18	2016 Semiannual Report ■ College Retirement Equities Fund

CREF Bond Market Account

Performance for the six months ended June 30, 2016

The CREF Bond Market Account returned 5.34% for the period, compared with 5.31% for its benchmark, the Barclays U.S. Aggregate Bond Index. For the twelve months ended June 30, 2016, the account returned 5.70%, versus 6.00% for the index. (All returns for the account are for Class R1.)

The U.S. economy grew at a modest pace during the period, and domestic unemployment was below 5.0%. Energy prices rose sharply, and the dollar lost value against most major currencies. While some foreign central banks cut lending rates to stimulate economic growth, the Federal Reserve kept its key fed funds rate unchanged at a range of 0.25%–0.50%. Concerns about global growth and weak oil prices drove stocks down early in the period, which sent many investors toward “safe-haven” instruments such as U.S. Treasuries. The bond market also rose on signals from the Fed that it was in no hurry to raise interest rates.

For the six-month period, the broad U.S. investment-grade fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index, advanced 5.31% as 10-year U.S. Treasury yields declined from 2.27% on December 31, 2015, to 1.49% by the end of June 2016. Treasuries, the benchmark’s largest sector at 36.6% of total market capitalization, rose 5.4% during the period, while mortgage-backed securities (MBS), the benchmark’s second-largest weighting at 27.8%, gained 3.2%. Corporate bonds, which constituted 24.6% of the benchmark’s total capitalization, returned 7.7%.

Sector allocations drive outperformance

An overweight position in corporate bonds was the largest contributor to relative performance, as the sector benefited from favorable yield-curve positioning and strong security selection. Municipal bonds—a small allocation in the account and an even smaller benchmark weighting—were also beneficial. An overweight in asset-backed securities was the third-largest contributor to relative performance, driven by favorable security selection.

The gains from these securities were somewhat offset by unfavorable yield-curve positioning in the U.S. Treasuries and MBS sectors. A small cash position further detracted from the account’s relative performance.

College Retirement Equities Fund ■ 2016 Semiannual Report	19

CREF Bond Market Account

Performance as of June 30, 2016

				Average annual
		Total return		total return
CREF Bond Market Account	Inception date	6 months	1 year	5 years		10 years
Class R1	3/1/1990	5.34%	5.70%	3.67%		4.69%
Class R2	4/24/2015	5.48	6.00	3.74	*	4.73	*
Class R3	4/24/2015	5.53	6.11	3.77	*	4.74	*
Barclays U.S. Aggregate Bond Index	—	5.31	6.00	3.76		5.13

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.

Expense example

Six months ended June 30, 2016

	Beginning	Ending	Expenses paid
	account value	account value	during period
CREF Bond Market Account	(1/1/16)	(6/30/16)	(1/1/16–6/30/16	)‡
Actual return
Class R1	$1,000.00	$1,053.41	$ 3.68
Class R2	1,000.00	1,054.78	2.35
Class R3	1,000.00	1,055.34	1.79
5% annual hypothetical return
Class R1	1,000.00	1,021.28	3.62
Class R2	1,000.00	1,022.58	2.31
Class R3	1,000.00	1,023.12	1.76

‡	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2016. The account’s annualized six-month expense ratios for that period were 0.72% for Class R1, 0.46% for Class R2 and 0.35% for Class R3.

For more information about this expense example, please see page 6.

20	2016 Semiannual Report ■ College Retirement Equities Fund

CREF Bond Market Account

Portfolio composition
% of net assets as of 6/30/2016
Corporate bonds	25.4
Mortgage-backed securities*	22.1
U.S. Treasury securities	17.5
Foreign government & corporate bonds denominated in U.S. dollars	14.7
Commercial mortgage-backed securities & other mortgage-backed securities	8.8
Asset-backed securities	5.5
Municipal bonds	2.3
U.S. agency securities	1.7
Bank loan obligations	0.6
Preferred stock	0.1
Short-term investments, other assets & liabilities, net	1.3
Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 6/30/2016
Less than 1 year	7.6
1–3 years	14.9
3–5 years	29.2
5–10 years	33.1
Over 10 years	15.2
Total	100.0

Holdings by credit quality†

% of fixed-income investments
(excluding short-term investments)
as of 6/30/2016
Aaa/AAA	46.5
Aa/AA	9.3
A/A	12.9
Baa/BBB	22.4
Ba/BB	3.6
B/B	2.4
Below B/B	1.4
Non-rated	1.5
Total	100.0

†	Credit quality ratings are based on the Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

College Retirement Equities Fund ■ 2016 Semiannual Report	21

CREF Inflation-Linked Bond Account

Performance for the six months ended June 30, 2016

The CREF Inflation-Linked Bond Account returned 5.17% for the period, compared with the 4.97% return of its benchmark, the Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. For the twelve months ended June 30, 2016, the account returned 3.10%, versus 3.33% for the index. (All returns for the account are for Class R1.)

On April 1, 2016, the Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index replaced the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as the account’s benchmark. The change was made because the average maturity—the average time before bonds or other fixed-income investments mature—of the former benchmark has lengthened over time, and the new benchmark is better aligned with the desired average maturity of the account.

During the period, year-over-year core inflation—which is measured by the Consumer Price Index and includes all items except for food and energy—increased from 2.1% in December 2015 to 2.2% in May 2016. Crude oil prices, a commonly used indicator of current inflationary pressures, rose 23% from $37 a barrel at the start of the period to $48 on June 30, 2016. As global equity markets experienced continued volatility, investors flocked to investment-grade bonds. Yields on 10-year U.S. Treasuries declined from 2.27% on December 31, 2015, to 1.49% by the end of the period.

TIPS trail the broad bond market as longer-term interest rates fall

For the six months, the return of the TIPS 1–10 Year index trailed the 5.31% return of the broad U.S. investment-grade fixed-rate bond market, as measured by the Barclays U.S. Aggregate Bond Index. Investors’ search for yield in the low interest rate environment caused credit spread sectors to outperform.

The account outperformed its benchmark despite its expense charge. The account’s return includes a deduction for expenses, while the benchmark’s does not. Since the account’s portfolio resembled the composition of its benchmark, the above discussion of the benchmark’s performance also applies to the account’s performance.

During the first three months of the period, management shortened the account’s average maturity, which had been somewhat longer compared to the benchmark, to a point at which it was similar to that of the benchmark. Management kept the account’s average maturity at that length through the end of the period. This strategy helped the account’s risk and reward characteristics more closely resemble those of its benchmark.

22	2016 Semiannual Report ■ College Retirement Equities Fund

CREF Inflation-Linked Bond Account

Performance as of June 30, 2016

				Average annual
		Total return		total return
CREF Inflation-Linked
Bond Account	Inception date	6 months	1 year	5 years		10 years
Class R1	5/1/1997	5.17%	3.10%	2.04%		4.19%
Class R2	4/24/2015	5.31	3.40	2.11	*	4.22	*
Class R3	4/24/2015	5.37	3.51	2.14	*	4.24	*
Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index†	—	4.97	3.33	1.55		4.02
Barclays U.S. Treasury Inflation Protected Securities Index (Series-L)†	—	6.24	4.35	2.63		4.75

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
†	On April 1, 2016, the Barclays U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index replaced the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) as the account’s benchmark.

Expense example

Six months ended June 30, 2016

	Beginning	Ending	Expenses paid
CREF Inflation-Linked	account value	account value	during period
Bond Account	(1/1/16)	(6/30/16)	(1/1/16–6/30/16	)‡
Actual return
Class R1	$1,000.00	$1,051.73	$ 3.37
Class R2	1,000.00	1,053.09	2.04
Class R3	1,000.00	1,053.65	1.48
5% annual hypothetical return
Class R1	1,000.00	1,021.58	3.32
Class R2	1,000.00	1,022.87	2.01
Class R3	1,000.00	1,023.42	1.46

‡	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2016. The account’s annualized six-month expense ratios for that period were 0.66% for Class R1, 0.40% for Class R2 and 0.29% for Class R3.

For more information about this expense example, please see page 6.

College Retirement Equities Fund ■ 2016 Semiannual Report	23

CREF Inflation-Linked Bond Account

Portfolio composition

% of net assets
as of 6/30/2016
U.S. Treasury securities	98.4
U.S. agency securities	0.4
Mortgage-backed securities*	0.2
Short-term investments, other assets & liabilities, net	1.0
Total	100.0

*	Includes mortgage pass-through securities and collateralized mortgage obligations

Holdings by maturity

% of fixed-income investments
(excluding short-term investments)
as of 6/30/2016
Less than 1 year	4.3
1–3 years	18.6
3–5 years	24.7
5–10 years	36.7
Over 10 years	15.7
Total	100.0

24	2016 Semiannual Report ■ College Retirement Equities Fund

CREF Social Choice Account

Performance for the six months ended June 30, 2016

The CREF Social Choice Account returned 3.39% for the period, compared with the 3.21% return of its composite benchmark, a weighted average of the Russell 3000® Index, the MSCI EAFE+Canada Index and the Barclays U.S. Aggregate Bond Index. For the twelve months ended June 30, 2016, the account returned 1.56%, versus 1.66% for the benchmark. The account uses certain social criteria, while the benchmark does not. (All returns for the account are for Class R1.)

Because of its social criteria, the account did not invest in a number of stocks and bonds that were included in the indexes that comprise its composite benchmark. Avoiding these companies produced mixed results, but the net effect was positive for the account’s relative performance.

Omissions of Apple, Bank of America, Wells Fargo and drug manufacturer Allergan contributed most to performance relative to the Russell 3000 Index, respectively, while the exclusions of Toyota and Valeant Pharmaceuticals also provided strong contributions relative to the MSCI EAFE+Canada Index. However, these positive effects were partly offset by the account’s exclusions of Exxon Mobil and AT&T, which were the largest detractors relative to the Russell 3000 Index. In addition, exclusions of British American Tobacco and Nestle detracted the most relative to the MSCI EAFE+Canada Index.

Stock positions benefit the account’s performance

To compensate for the account’s exclusion of some stocks, its managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of its composite benchmark.

The account’s overweight in Spectra Energy and underweight in Microsoft made significant contributions to relative performance versus the Russell 3000 Index, while overweights in Alexion Pharmaceuticals and Charles Schwab detracted. Compared to the MSCI EAFE+Canada Index, overweights in Canadian mining company Teck Resources and sportswear company adidas contributed significantly. An underweight in Royal Dutch Shell and an overweight in Italian banking group Intesa Sanpaolo were large detractors.

The account’s fixed-income component slightly underperformed the Barclays U.S. Aggregate Bond Index, which returned 5.31% for the period. Unfavorable yield curve positioning in U.S. Treasuries and mortgage-backed securities detracted, as did an overweight in corporate bonds. By contrast, beneficial yield curve positioning in municipals, government agencies and government credit securities helped the account’s performance most relative to the Barclays index.

College Retirement Equities Fund ■ 2016 Semiannual Report	25

CREF Social Choice Account

Performance as of June 30, 2016

				Average annual
		Total return		total return
CREF Social Choice Account	Inception date	6 months	1 year	5 years		10 years
Class R1	3/1/1990	3.39%	1.56%	6.66%		5.59%
Class R2	4/24/2015	3.52	1.85	6.73	*	5.63	*
Class R3	4/24/2015	3.58	1.95	6.75	*	5.64	*
CREF Social Choice Composite Benchmark†	—	3.21	1.66	7.16		5.90
Broad market index Russell 3000® Index	—	3.62	2.14	11.60		7.40

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
†	On June 30, 2016, the CREF Social Choice Composite Benchmark consisted of: 42.0% Russell 3000 Index; 40.0% Barclays U.S. Aggregate Bond Index; and 18.0% MSCI EAFE+Canada Index. The account’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

Expense example

Six months ended June 30, 2016

	Beginning	Ending	Expenses paid
	account value	account value	during period
CREF Social Choice Account	(1/1/16)	(6/30/16)	(1/1/16–6/30/16	)‡
Actual return
Class R1	$1,000.00	$1,033.88	$ 3.49
Class R2	1,000.00	1,035.22	2.18
Class R3	1,000.00	1,035.77	1.62
5% annual hypothetical return
Class R1	1,000.00	1,021.43	3.47
Class R2	1,000.00	1,022.73	2.16
Class R3	1,000.00	1,023.27	1.61

‡	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2016. The account’s annualized six-month expense ratios for that period were 0.69% for Class R1, 0.43% for Class R2 and 0.32% for Class R3.

For more information about this expense example, please see page 6.

26	2016 Semiannual Report ■ College Retirement Equities Fund

CREF Social Choice Account

Portfolio composition
% of net assets
as of 6/30/2016
Equities	60.3
Long-term bonds	38.4
Short-term investments, other assets & liabilities, net	1.3
Total	100.0
Holdings by company size
% of equity investments
Market capitalization	as of 6/30/2016
More than $50 billion	36.7
More than $15 billion–$50 billion	42.0
More than $2 billion–$15 billion	18.8
$2 billion or less	2.5
Total	100.0

Holdings by maturity
% of fixed-income investments
(excluding short-term investments)
as of 6/30/2016
Less than 1 year	3.5
1–3 years	16.5
3–5 years	26.9
5–10 years	31.9
Over 10 years	21.2
Total	100.0

College Retirement Equities Fund ■ 2016 Semiannual Report	27

CREF Money Market Account

Performance for the six months ended June 30, 2016

The CREF Money Market Account returned 0.00% for the period, compared with the 0.05% return of the iMoneyNet Money Fund Averages™—All Taxable, a simple average of over 1,000 taxable money market funds. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average. (The return for the account is for Class R1.)

The Federal Reserve’s target range for short-term interest rates increased from 0.00%–0.25% to 0.25%–0.50% on December 16, 2015. Soon after the rate hike, the Fed signaled that more rate increases might occur in 2016; however, the Fed has since toned down its stance on monetary tightening for the remainder of this year due to sluggish growth both domestically and overseas.

CREF Money Market Account restructuring is on schedule for October 2016

On August 11, 2015, the CREF board approved a restructuring of CREF Money Market Account as a “government” money market fund, in compliance with new SEC regulations requiring all money market funds to restructure as retail, institutional or government funds. As a government fund, CREF Money Market Account will invest 99.5% or more of its total assets in cash, U.S. government securities and/or repurchase agreements (“repos”) collateralized in full by cash or U.S. government securities. This restructuring will be effective on or before October 14, 2016.

Many other U.S. money market funds are also expected to restructure as government funds. As a result, the supply of commercial paper has declined as short-term Treasury supply has increased. LIBOR yields—a key interest rate benchmark for money market funds—rose during the period. Three-month LIBOR increased slightly from 0.61% on December 31, 2015, to 0.65% on June 30, 2016, while six-month LIBOR rose from 0.85% to 0.92% over the same period.

In pursuit of additional yield, the account held longer-dated, floating-rate government agency paper in order to capture slightly higher yields. The account’s commercial paper exposure has been reduced, but it remains diversified across industries and issuers, nearly all of which are U.S.-domiciled. As of June 28, 2016, the account’s weighted average maturity was 50 days, versus 35 days for the average iMoneyNet fund.

In response to the historically low interest rates since 2009, part or all of the Money Market Account’s 12b-1 distribution and/or administrative expenses were voluntarily withheld (waived) by TIAA during the six months ending June 30, 2016, to prevent the account’s yield from turning negative. This waiver will be terminated by April 14, 2017.

28	2016 Semiannual Report ■ College Retirement Equities Fund

CREF Money Market Account

Net annualized yield for the 7 days ended June 28, 2016*

	Current yield	Effective yield
CREF Money Market Account†
Class R1	0.00%	0.00%
Class R2	0.08	0.08
Class R3	0.15	0.15
iMoneyNet Money Fund Averages™—All Taxable‡	0.12	0.12

The current yield more closely reflects current earnings than does the total return.

*	Typically, iMoneyNet reports its 7-day yields as of Tuesday of each week.

Performance as of June 30, 2016

				Average annual
		Total return		total return
CREF Money
Market Account†	Inception date	6 months	1 year	5 years		10 years
Class R1	4/1/1988	0.00%	0.00%	0.00%		0.99%
Class R2	4/24/2015	0.02	0.02	0.00	*	0.99	*
Class R3	4/24/2015	0.05	0.05	0.01	*	0.99	*
iMoneyNet Money Fund Averages—All Taxable‡	—	0.05	0.06	0.03		0.94

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org.

You could lose money by investing in the Money Market Account. Because the accumulation unit value of the account will fluctuate, the value of your investment may increase or decrease. An investment in the account is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The account’s sponsor has no legal obligation to provide support to the account, and you should not expect that the sponsor will provide financial support to the account at any time. The current yield more closely reflects current earnings than does the total return.

Note: Unlike most money market funds, the CREF Money Market Account does not distribute income on a daily basis. Therefore, the account does not maintain a constant value of $1.00 per accumulation unit.

*	The performance shown for Classes R2 and R3 that is prior to their inception date is based on performance of the Account’s Class R1. The performance for these periods has not been restated to reflect the lower expenses of the Classes R2 and R3. If those expenses had been reflected, the performance would have been higher.
†	Beginning July 16, 2009, TIAA has voluntarily withheld (“waived”) a portion of the 12b-1 distribution and/or administrative expenses for each Class of the CREF Money Market Account when a Class’s yield was less than zero. Without this waiver, the 7-day current and effective annualized yields and total returns would have been lower. This 12b-1 and administrative fee waiver may be discontinued at any time without notice, and TIAA will terminate the waiver by April 14, 2017. Amounts waived on or after October 1, 2010, are subject to possible recovery by TIAA under certain conditions. As a result of the share class conversion on April 24, 2015, previously recoverable amounts have been allocated to the various Classes.
‡	The iMoneyNet Money Fund Averages—All Taxable category is a simple average of over 1,000 taxable money market funds. You cannot invest in it directly.

College Retirement Equities Fund ■ 2016 Semiannual Report	29

CREF Money Market Account

Expense example

Six months ended June 30, 2016

	Beginning	Ending	Expenses paid
	account value	account value	during period
CREF Money Market Account	(1/1/16)	(6/30/16)	(1/1/16–6/30/16	)‡
Actual return
Class R1	$1,000.00	$1,000.00	$ 2.14
Class R2	1,000.00	1,000.18	1.94
Class R3	1,000.00	1,000.53	1.59
5% annual hypothetical return
Class R1	1,000.00	1,022.73	2.16
Class R2	1,000.00	1,022.92	1.96
Class R3	1,000.00	1,023.27	1.61

‡	“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended June 30, 2016. The account’s annualized six-month expense ratios for that period were 0.43% for Class R1, 0.39% for Class R2 and 0.32% for Class R3. The expense charges of the account reflect a voluntary waiver. Without this waiver, the expenses of the account would have been higher and its performance lower. This waiver will be terminated by April 14, 2017.

For more information about this expense example, please see page 6.

Portfolio composition

% of net assets as of 6/30/2016
Commercial paper	33.3
U.S. government agency securities	29.3
U.S. Treasury securities	17.3
Floating-rate securities, government	17.2
Certificates of deposit	2.9
Total	100.0

30	2016 Semiannual Report ■ College Retirement Equities Fund

Summary portfolio of investments (unaudited)

CREF Stock Account  ■  June 30, 2016

Principal			Issuer	Value (000)		% of net assets
BONDS

CORPORATE BONDS
CAPITAL GOODS				$0	^	0.0%
DIVERSIFIED FINANCIALS				430		0.0
FOOD, BEVERAGE & TOBACCO				25		0.0
		TOTAL CORPORATE BONDS	(Cost $520)	455		0.0
GOVERNMENT BONDS
U.S. TREASURY SECURITIES				310		0.0
		TOTAL GOVERNMENT BONDS	(Cost $302)	310		0.0
		TOTAL BONDS	(Cost $822)	765		0.0

Shares		Company
COMMON STOCKS
AUTOMOBILES & COMPONENTS				2,040,555		1.9
BANKS
44,706,530			Bank of America Corp	593,256		0.5
11,996,180			Citigroup, Inc	508,518		0.5
11,839,339	e		JPMorgan Chase & Co	735,696		0.7
21,695,162			Wells Fargo & Co	1,026,832		0.9
			Other	4,897,385		4.4
				7,761,687		7.0
CAPITAL GOODS
3,009,382			3M Co	527,003		0.5
24,770,508			General Electric Co	779,775		0.7
5,104,003			Honeywell International, Inc	593,698		0.5
			Other	6,732,130		6.1
				8,632,606		7.8
COMMERCIAL & PROFESSIONAL SERVICES				1,182,132		1.1
CONSUMER DURABLES & APPAREL				2,539,983		2.3
CONSUMER SERVICES				2,190,416		2.0
DIVERSIFIED FINANCIALS				3,161,800		2.9
ENERGY
5,973,212			Chevron Corp	626,172		0.6
4,779,631			EOG Resources, Inc	398,717		0.4
10,887,060	d		Exxon Mobil Corp	1,020,553		0.9
			Other	5,465,164		4.9
				7,510,606		6.8
FOOD & STAPLES RETAILING
3,812,252			CVS Health Corp	364,985		0.3
4,462,346			Wal-Mart Stores, Inc	325,841		0.3
			Other	1,425,459		1.3
				2,116,285		1.9

See notes to financial statements	College Retirement Equities Fund ■ 2016 Semiannual Report	31

Summary portfolio of investments (unaudited)	continued

CREF Stock Account ■ June 30, 2016

Shares		Company	Value (000)	% of net assets
FOOD, BEVERAGE & TOBACCO
6,661,992		Altria Group, Inc	$459,411	0.4%
12,752,269		Coca-Cola Co	578,060	0.5
3,678,337		PepsiCo, Inc	389,683	0.4
6,162,789		Philip Morris International, Inc	626,879	0.6
		Other	4,521,242	4.1
			6,575,275	6.0
HEALTH CARE EQUIPMENT & SERVICES
4,762,691		Medtronic plc	413,259	0.4
3,018,769		UnitedHealth Group, Inc	426,250	0.4
		Other	3,888,388	3.5
			4,727,897	4.3
HOUSEHOLD & PERSONAL PRODUCTS
9,000,984		Procter & Gamble Co	762,114	0.7
		Other	1,303,357	1.2
			2,065,471	1.9
INSURANCE
4,764,276	*	Berkshire Hathaway, Inc (Class B)	689,819	0.6
3,082,111		Chubb Ltd	402,863	0.4
		Other	3,198,874	2.9
			4,291,556	3.9
MATERIALS			5,132,809	4.6
MEDIA
11,315,281		Comcast Corp (Class A)	737,643	0.6
5,220,892		Walt Disney Co	510,708	0.5
		Other	2,158,793	2.0
			3,407,144	3.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
2,060,561	*	Allergan plc	476,175	0.4
2,144,798		Amgen, Inc	326,331	0.3
5,668,030		Bristol-Myers Squibb Co	416,884	0.4
3,330,757	*	Celgene Corp	328,512	0.3
5,042,215		Gilead Sciences, Inc	420,622	0.4
8,549,108		Johnson & Johnson	1,037,007	0.9
8,068,739		Merck & Co, Inc	464,840	0.4
20,618,172		Pfizer, Inc	725,966	0.7
1,269,503		Roche Holding AG.	334,996	0.3
		Other	4,515,380	4.1
			9,046,713	8.2
REAL ESTATE			4,667,086	4.2
RETAILING
1,438,340	*	Amazon.com, Inc	1,029,305	0.9
3,134,147	a	Container Store Group, Inc	16,768	0.0
5,225,628		Home Depot, Inc	667,260	0.6
		Other	2,886,170	2.5
			4,599,503	4.0

32	2016 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Stock Account ■ June 30, 2016

Shares		Company		Value (000)	% of net assets
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
15,168,387		Intel Corp		$497,523	0.5%
		Other		2,602,269	2.3
				3,099,792	2.8
SOFTWARE & SERVICES
936,726	*	Alphabet, Inc (Class A)		659,015	0.6
1,144,693	*	Alphabet, Inc (Class C)		792,242	0.7
8,016,707	*	Facebook, Inc		916,149	0.8
23,285,717		Microsoft Corp		1,191,530	1.1
15,047,327		Oracle Corp		615,887	0.6
8,268,580		Visa, Inc (Class A)		613,281	0.6
		Other		5,862,009	5.2
				10,650,113	9.6
TECHNOLOGY HARDWARE & EQUIPMENT
18,749,886	n	Apple, Inc		1,792,489	1.6
18,980,056		Cisco Systems, Inc		544,538	0.5
		Other		2,083,379	1.9
				4,420,406	4.0
TELECOMMUNICATION SERVICES
15,324,919		AT&T, Inc		662,190	0.6
14,202,904		Verizon Communications, Inc		793,090	0.7
		Other		1,915,405	1.8
				3,370,685	3.1
TRANSPORTATION
3,956,040		Union Pacific Corp		345,165	0.3
		Other		2,052,937	1.9
				2,398,102	2.2
UTILITIES
2,814,443		NextEra Energy, Inc		367,003	0.3
		Other		3,525,330	3.2
				3,892,333	3.5
		TOTAL COMMON STOCKS	(Cost $104,426,993)	109,480,955	99.1

PURCHASED OPTIONS
DIVERSIFIED FINANCIALS				1,669	0.0
HEALTH CARE EQUIPMENT & SERVICES				15	0.0
TECHNOLOGY HARDWARE & EQUIPMENT				1	0.0
		TOTAL PURCHASED OPTIONS	(Cost $11,661)	1,685	0.0

PREFERRED STOCKS
BANKS				15,962	0.0
CAPITAL GOODS				449	0.0
DIVERSIFIED FINANCIALS				1,833	0.0
REAL ESTATE				18	0.0
		TOTAL PREFERRED STOCKS	(Cost $25,078)	18,262	0.0

See notes to financial statements	College Retirement Equities Fund ■ 2016 Semiannual Report	33

Summary portfolio of investments (unaudited)	continued

CREF Stock Account ■ June 30, 2016

Shares		Company		Value (000)		% of net assets
RIGHTS / WARRANTS
CAPITAL GOODS				$9		0.0%
CONSUMER DURABLES & APPAREL				278		0.0
CONSUMER SERVICES				25		0.0
ENERGY				556		0.0
FOOD & STAPLES RETAILING				73		0.0
HEALTH CARE EQUIPMENT & SERVICES				1		0.0
MATERIALS				152		0.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				725		0.0
REAL ESTATE				39		0.0
RETAILING				0	^	0.0
TELECOMMUNICATION SERVICES				522		0.0
UTILITIES				32		0.0
		TOTAL RIGHTS / WARRANTS	(Cost $1,296)	2,412		0.0

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				305,113		0.2
TREASURY DEBT				483,008		0.4
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
CERTIFICATE OF DEPOSIT				850,000		0.8
REPURCHASE AGREEMENT
$400,000,000	q	Citigroup	0.370%, 07/01/16	400,000		0.4
350,000,000	r	Goldman Sachs	0.380%, 07/07/16	350,000		0.3
425,000,000	s	Nomura	0.420%, 07/01/16	425,000		0.4
	t	Other Repurchase Agreements	0.300%–0.430%, 07/01/16–07/07/16	1,967,000		1.7
				3,142,000		2.8

34	2016 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

CREF Stock Account ■ June 30, 2016

Principal	Issuer		Value (000)	% of net assets
VARIABLE RATE SECURITIES			$125,261	0.1%
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			4,117,261	3.7
	TOTAL SHORT-TERM INVESTMENTS	(Cost $4,906,188)	4,905,382	4.3

	TOTAL PORTFOLIO	(Cost $109,372,038)	114,409,461	103.4
	OTHER ASSETS & LIABILITIES, NET		(3,864,106)	(3.4)
	NET ASSETS		$110,545,355	100.0%

*	Non-income producing
^	Amount represents less than $1,000.
a	Affiliated holding
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,283,693,000.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written contracts.
q	Agreement with Citigroup, 0.37% dated 6/24/16 to be repurchased at $400,000,000 on 7/01/16, collateralized by U.S. Government Agency Securities valued at $408,001,000.
r	Agreement with Goldman Sachs, 0.38% dated 6/30/16 to be repurchased at $350,000,000 on 7/07/16, collateralized by U.S. Government Agency Securities valued at $357,001,000.
s	Agreement with Nomura, 0.42% dated 6/30/16 to be repurchased at $425,000,000 on 7/01/16, collateralized by U.S. Government Agency Securities valued at $433,500,000.
t	Agreements, 0.30%–0.43% dated 6/24/16–6/30/16 to be repurchased at $1,967,000,000 on 7/01/16–7/07/16, collateralized by U.S. Government Agency Securities valued at $2,006,929,000.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/16, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $368,212,000 or 0.3% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ■ 2016 Semiannual Report	35

Summary of market values by country (unaudited)

CREF Stock Account  ■  June 30, 2016

Country	Value (000)	% of total portfolio
DOMESTIC
UNITED STATES	$80,155,962	70.4%
TOTAL DOMESTIC	80,155,962	70.4

FOREIGN
ARGENTINA	32,531	0.0
AUSTRALIA	1,427,993	1.2
AUSTRIA	96,384	0.1
BELGIUM	293,579	0.3
BERMUDA	119,273	0.1
BRAZIL	521,293	0.5
CANADA	2,355,168	2.1
CAYMAN ISLANDS	2,671	0.0
CHILE	101,296	0.1
CHINA	1,874,146	1.6
COLOMBIA	39,823	0.0
CYPRUS	63	0.0
CZECH REPUBLIC	28,999	0.0
DENMARK	498,084	0.4
EGYPT	21,121	0.0
FAROE ISLANDS	5,915	0.0
FINLAND	254,789	0.2
FRANCE	2,238,782	2.0
GEORGIA	3,421	0.0
GERMANY	1,855,739	1.6
GREECE	26,271	0.0
GUERNSEY, C.I.	315	0.0
HONG KONG	882,213	0.8
HUNGARY	22,213	0.0
INDIA	785,314	0.7
INDONESIA	213,932	0.2
IRELAND	475,252	0.4
ISLE OF MAN	8,452	0.0
ISRAEL	271,426	0.2
ITALY	505,784	0.4
JAPAN	5,566,399	4.9
Country	Value (000)	% of total portfolio
JERSEY, C.I.	$25,899	0.0%
JORDAN	7,151	0.0
KOREA, REPUBLIC OF	1,188,969	1.0
LUXEMBOURG	76,649	0.1
MACAU	4,172	0.0
MALAYSIA	213,521	0.2
MALTA	6,957	0.0
MEXICO	300,877	0.3
MONACO	5,370	0.0
NETHERLANDS	1,050,811	0.9
NEW ZEALAND	116,742	0.1
NORWAY	233,877	0.2
PAKISTAN	5,092	0.0
PANAMA	7,834	0.0
PERU	46,247	0.0
PHILIPPINES	160,309	0.1
POLAND	71,668	0.1
PORTUGAL	45,414	0.0
PUERTO RICO	29,990	0.0
QATAR	43,403	0.0
ROMANIA	3,658	0.0
RUSSIA	268,528	0.2
SINGAPORE	583,186	0.5
SOUTH AFRICA	494,761	0.4
SPAIN	458,833	0.4
SWEDEN	561,552	0.5
SWITZERLAND	1,839,437	1.6
TAIWAN	1,060,057	0.9
THAILAND	192,928	0.2
TURKEY	100,637	0.1
UNITED ARAB EMIRATES	72,835	0.1
UNITED KINGDOM	4,445,458	3.9
VIETNAM	2,036	0.0
TOTAL FOREIGN	34,253,499	29.6

TOTAL PORTFOLIO	$114,409,461	100.0%

36	2016 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)

CREF Global Equities Account  ■  June 30, 2016

Shares	Company	Value (000)	% of net assets
COMMON STOCKS
ARGENTINA	$7,575	0.0%
AUSTRALIA	337,395	1.9
AUSTRIA	3,707	0.0
BELGIUM	54,203	0.3
BERMUDA	6,035	0.0
BRAZIL	7,622	0.0
CANADA	633,990	3.6
CHILE	3,526	0.0
CHINA	24,156	0.1
DENMARK
1,593,525	Novo Nordisk AS	85,816	0.5
Other	108,562	0.6
194,378	1.1
FINLAND	86,553	0.5
FRANCE
1,881,089	Total S.A.	90,209	0.5
Other	435,150	2.4
525,359	2.9
GERMANY	381,401	2.1
HONG KONG	180,067	1.0
INDIA	67,682	0.4
IRELAND	160,409	0.9
ISRAEL	38,046	0.2
ITALY	138,262	0.8
JAPAN
1,456,567	Toyota Motor Corp	71,807	0.4
Other	1,373,124	7.7
1,444,931	8.1
JERSEY, C.I.	1,294	0.0
JORDAN	365	0.0
KOREA, REPUBLIC OF	25,646	0.1
LUXEMBOURG	26,754	0.2
MACAU	591	0.0
MALAYSIA	15,317	0.1
MEXICO	10,720	0.1

See notes to financial statements	College Retirement Equities Fund ■ 2016 Semiannual Report	37

Summary portfolio of investments (unaudited)	continued

CREF Global Equities Account ■ June 30, 2016

Shares	Company	Value (000)	% of net assets
NETHERLANDS
6,350,230	ING Groep NV	$65,699	0.4%
	Other	261,660	1.4
		327,359	1.8
NEW ZEALAND		9,733	0.1
NORWAY		78,949	0.4
PHILIPPINES		27,055	0.2
PORTUGAL		12,400	0.1
RUSSIA		22,721	0.1
SINGAPORE
473,713	Broadcom Ltd	73,615	0.4
	Other	51,300	0.3
		124,915	0.7
SOUTH AFRICA		22,254	0.1
SPAIN		130,852	0.7
SWEDEN		138,852	0.8
SWITZERLAND
1,576,217	Nestle S.A.	122,123	0.7
1,592,961	Novartis AG.	131,480	0.7
341,836	Roche Holding AG.	90,204	0.5
	Other	279,187	1.6
		622,994	3.5
TAIWAN		50,757	0.3
THAILAND		5,846	0.0
UNITED ARAB EMIRATES		2,949	0.0
UNITED KINGDOM
1,036,822	British American Tobacco plc	67,216	0.4
3,980,154	GlaxoSmithKline plc	85,474	0.5
	Other	1,065,435	6.0
		1,218,125	6.9
UNITED STATES
2,295,885	Abbott Laboratories	90,251	0.5
485,902 *	Allergan plc	112,287	0.6
131,037 *	Alphabet, Inc (Class A)	92,188	0.5
259,306 *	Alphabet, Inc (Class C)	179,466	1.0
220,455 *	Amazon.com, Inc	157,762	0.9
3,105,982	Apple, Inc	296,932	1.7
2,839,122	AT&T, Inc	122,678	0.7
7,688,173	Bank of America Corp	102,022	0.6
885,184	Bristol-Myers Squibb Co	65,105	0.4
1,201,209	Chevron Corp	125,923	0.7
749,340	Chubb Ltd	97,946	0.6
3,097,905	Cisco Systems, Inc	88,879	0.5

38	2016 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Global Equities Account ■ June 30, 2016

Shares		Company		Value (000)	% of net assets
UNITED STATES—continued
1,674,474		Citigroup, Inc		$70,981	0.4%
2,489,578		Coca-Cola Co		112,853	0.6
2,680,645		Comcast Corp (Class A)		174,751	1.0
837,252		CVS Health Corp		80,158	0.5
1,415,462		Dow Chemical Co		70,363	0.4
1,252,295		EOG Resources, Inc		104,466	0.6
2,037,836	d	Exxon Mobil Corp		191,027	1.1
1,144,498	*	Facebook, Inc		130,793	0.7
3,544,250		General Electric Co		111,573	0.6
758,068		Gilead Sciences, Inc		63,238	0.4
890,961		Home Depot, Inc		113,767	0.6
842,533		Honeywell International, Inc		98,003	0.6
1,167,186		Johnson & Johnson		141,580	0.8
2,583,562		JPMorgan Chase & Co		160,542	0.9
3,329,571		Microsoft Corp		170,374	1.0
1,465,240		Mondelez International, Inc		66,683	0.4
1,103,372		Occidental Petroleum Corp		83,371	0.5
2,681,473		Oracle Corp		109,753	0.6
3,586,954		Pfizer, Inc		126,297	0.6
920,460		Philip Morris International, Inc		93,629	0.5
1,344,724		Procter & Gamble Co		113,858	0.6
726,863		Union Pacific Corp		63,419	0.4
654,410		UnitedHealth Group, Inc		92,403	0.5
1,245,617		Verizon Communications, Inc		69,555	0.4
1,653,453		Visa, Inc (Class A)		122,637	0.6
3,961,059		Wells Fargo & Co		187,477	1.0
		Other		6,079,586	34.0
				10,534,576	59.0
		TOTAL COMMON STOCKS	(Cost $17,007,462)	17,706,321	99.1

RIGHTS / WARRANTS
HONG KONG				55	0.0
SPAIN				144	0.0
UNITED STATES				1	0.0
		TOTAL RIGHTS / WARRANTS	(Cost $303)	200	0.0

Principal		Issuer

SHORT-TERM INVESTMENTS
TREASURY DEBT				85,763	0.5

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
CERTIFICATE OF DEPOSIT				120,000	0.7

See notes to financial statements	College Retirement Equities Fund ■ 2016 Semiannual Report	39

Summary portfolio of investments (unaudited)	concluded

CREF Global Equities Account ■ June 30, 2016

Principal		Issuer		Value (000)	% of net assets
REPURCHASE AGREEMENTS
$192,000,000	q	Barclays	0.420%, 07/01/16	$192,000	1.1%
65,000,000	r	Royal Bank of Scotland	0.400%, 07/05/16	65,000	0.3
	s	Other Repurchase Agreements	0.400%–0.440%, 07/01/16	110,000	0.6
				367,000	2.0
VARIABLE RATE SECURITIES				22,105	0.1
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED				509,105	2.8
		TOTAL SHORT-TERM INVESTMENTS	(Cost $595,024)	594,868	3.3

		TOTAL PORTFOLIO	(Cost $17,602,789)	18,301,389	102.4
		OTHER ASSETS & LIABILITIES, NET		(443,478)	(2.4)
		NET ASSETS		$17,857,911	100.0%

*	Non-income producing
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
q	Agreement with Barclays, 0.42% dated 6/30/16 to be repurchased at $192,000,000 on 7/01/16, collateralized by U.S. Government Agency Securities valued at $195,840,000.
r	Agreement with Royal Bank of Scotland, 0.40% dated 6/28/16 to be repurchased at $65,000,000 on 7/05/16, collateralized by U.S. Government Agency Securities valued at $66,304,000.
s	Agreements, 0.40%–0.44% dated 6/30/16 to be repurchased at $110,000,000 on 7/01/16, collateralized by U.S. Government Agency Securities valued at $112,201,000.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/16, the aggregate value of securities on loan is $501,620,000.

At 6/30/16, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $122,316,000 or 0.7% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

40	2016 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary of market values by sector (unaudited)

CREF Global Equities Account  ■  June 30, 2016

Sector	Value (000)	% of net assets
FINANCIALS	$3,103,898	17.2%
INFORMATION TECHNOLOGY	2,653,074	14.9
HEALTH CARE	2,513,018	14.1
CONSUMER DISCRETIONARY	2,503,942	14.0
INDUSTRIALS	1,908,472	10.7
CONSUMER STAPLES	1,904,223	10.7
ENERGY	1,390,298	7.8
MATERIALS	782,104	4.4
UTILITIES	477,284	2.7
TELECOMMUNICATION SERVICES	470,208	2.6
SHORT-TERM INVESTMENTS	594,868	3.3
OTHER ASSETS & LIABILITIES, NET	(443,478)	(2.4)
NET ASSETS	$17,857,911	100.0%

See notes to financial statements	College Retirement Equities Fund ■ 2016 Semiannual Report	41

Summary portfolio of investments (unaudited)

CREF Growth Account  ■  June 30, 2016

Shares		Company	Value (000)	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
1,712,348		Delphi Automotive plc	$107,193	0.5%
		Other	138,768	0.7
			245,961	1.2
BANKS			43,759	0.2
CAPITAL GOODS
1,001,473		3M Co	175,378	0.8
757,050		Boeing Co	98,318	0.5
1,928,364		Honeywell International, Inc	224,307	1.1
721,445		Northrop Grumman Corp	160,363	0.8
		Other	763,306	3.7
			1,421,672	6.9
COMMERCIAL & PROFESSIONAL SERVICES
2,955,389		Nielsen NV	153,592	0.7
1,308,654	*	Verisk Analytics, Inc	106,106	0.5
		Other	135,286	0.7
			394,984	1.9
CONSUMER DURABLES & APPAREL			424,447	2.0
CONSUMER SERVICES
3,222,327	*	Norwegian Cruise Line Holdings Ltd	128,378	0.6
4,773,405		Starbucks Corp	272,657	1.3
		Other	477,806	2.3
			878,841	4.2
DIVERSIFIED FINANCIALS
1,009,500	e	iShares Russell 1000 Growth Index Fund	101,314	0.5
		Other	296,926	1.4
			398,240	1.9
ENERGY
1,400,293		EOG Resources, Inc	116,813	0.6
		Other	97,940	0.4
			214,753	1.0
FOOD & STAPLES RETAILING
1,113,689		Costco Wholesale Corp	174,894	0.8
1,371,272		CVS Health Corp	131,285	0.6
		Other	129,384	0.6
			435,563	2.0
FOOD, BEVERAGE & TOBACCO
2,197,253		Altria Group, Inc	151,522	0.7
2,867,411		Coca-Cola Co	129,980	0.6
1,436,897	*	Monster Beverage Corp	230,924	1.1
		Other	574,438	2.8
			1,086,864	5.2

42	2016 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Growth Account  ■  June 30, 2016

Shares		Company	Value (000)	% of net assets
HEALTH CARE EQUIPMENT & SERVICES
2,223,438	*	Cerner Corp	$130,294	0.6%
267,946	*	Intuitive Surgical, Inc	177,222	0.9
999,406		UnitedHealth Group, Inc	141,116	0.7
		Other	741,227	3.5
			1,189,859	5.7
HOUSEHOLD & PERSONAL PRODUCTS
2,043,802		Estee Lauder Cos (Class A)	186,027	0.9
		Other	45,234	0.2
			231,261	1.1
INSURANCE			111,060	0.5
MATERIALS
1,901,517		Monsanto Co	196,636	0.9
1,442,837		PPG Industries, Inc	150,271	0.7
		Other	510,289	2.5
			857,196	4.1
MEDIA
6,615,527		Comcast Corp (Class A)	431,266	2.1
1,890,477		Time Warner, Inc	139,026	0.7
2,511,443		Walt Disney Co	245,669	1.2
		Other	311,706	1.5
			1,127,667	5.5
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,127,194	*	Alexion Pharmaceuticals, Inc	131,611	0.6
1,140,155	*	Allergan plc	263,478	1.3
850,678		Amgen, Inc	129,431	0.6
2,853,122		Bristol-Myers Squibb Co	209,847	1.0
3,391,452	*	Celgene Corp	334,499	1.6
2,614,199		Gilead Sciences, Inc	218,076	1.0
3,473,872		Zoetis Inc	164,870	0.8
		Other	698,720	3.3
			2,150,532	10.2
REAL ESTATE			244,966	1.2
RETAILING
1,027,416	*	Amazon.com, Inc	735,239	3.5
1,054,176		Expedia, Inc	112,059	0.5
2,588,932		Home Depot, Inc	330,581	1.6
1,897,867		Lowe’s Companies, Inc	150,254	0.7
		Other	790,086	3.8
			2,118,219	10.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
929,719		Broadcom Ltd	144,478	0.7
		Other	257,832	1.2
			402,310	1.9

See notes to financial statements	College Retirement Equities Fund ■ 2016 Semiannual Report	43

Summary portfolio of investments (unaudited)	continued

CREF Growth Account  ■  June 30, 2016

Shares		Company		Value (000)	% of net assets
SOFTWARE & SERVICES
3,591,329	*	Adobe Systems, Inc		$344,013	1.7%
502,999	*	Alphabet, Inc (Class A)		353,875	1.7
870,479	*	Alphabet, Inc (Class C)		602,459	2.9
5,105,176	*	Facebook, Inc		583,419	2.8
3,438,291		Intuit, Inc		383,748	1.8
2,926,444		Mastercard, Inc (Class A)		257,703	1.2
13,492,362		Microsoft Corp		690,404	3.3
2,601,365	*	PayPal Holdings, Inc		94,976	0.5
3,207,532	*	Salesforce.com, Inc		254,710	1.2
6,526,874		Visa, Inc (Class A)		484,098	2.3
		Other		1,244,999	5.9
				5,294,404	25.3
TECHNOLOGY HARDWARE & EQUIPMENT
8,202,546	d	Apple, Inc		784,163	3.8
		Other		51,382	0.2
				835,545	4.0
TELECOMMUNICATION SERVICES				223,997	1.1
TRANSPORTATION
1,615,003		Union Pacific Corp		140,909	0.7
		Other		339,733	1.6
				480,642	2.3
UTILITIES				2,217	0.0
		TOTAL COMMON STOCKS	(Cost $17,684,618)	20,814,959	99.5

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT				24,597	0.1
TREASURY DEBT				125,632	0.6

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
435,291,380	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		435,291	2.1
				435,291	2.1
		TOTAL SHORT-TERM INVESTMENTS	(Cost $585,515)	585,520	2.8

		TOTAL PORTFOLIO	(Cost $18,270,133)	21,400,479	102.3
		OTHER ASSETS & LIABILITIES, NET		(486,783)	(2.3)
		NET ASSETS		$20,913,696	100.0%

44	2016 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

CREF Growth Account  ■  June 30, 2016

*	Non-income producing
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $428,450,000.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/16, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $50,821,000 or 0.2% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ■ 2016 Semiannual Report	45

Summary portfolio of investments (unaudited)

CREF Equity Index Account  ■  June 30, 2016

Shares	Company	Value (000)	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS		$159,046	1.0%
BANKS
7,653,866	Bank of America Corp	101,567	0.6
2,186,446	Citigroup, Inc	92,683	0.6
2,710,959	JPMorgan Chase & Co	168,459	1.0
3,410,582	Wells Fargo & Co	161,423	1.0
	Other	380,767	2.3
		904,899	5.5
CAPITAL GOODS
438,061	3M Co	76,713	0.5
6,853,281	General Electric Co	215,741	1.3
566,565	Honeywell International, Inc	65,903	0.4
577,849	United Technologies Corp	59,259	0.4
	Other	809,447	4.9
		1,227,063	7.5
COMMERCIAL & PROFESSIONAL SERVICES		173,638	1.1
CONSUMER DURABLES & APPAREL		262,623	1.6
CONSUMER SERVICES
651,910	McDonald’s Corp	78,451	0.5
1,062,143	Starbucks Corp	60,669	0.4
	Other	218,596	1.3
		357,716	2.2
DIVERSIFIED FINANCIALS		561,790	3.4
ENERGY
1,400,044	Chevron Corp	146,767	0.9
3,087,526	Exxon Mobil Corp	289,425	1.8
1,036,312	Schlumberger Ltd	81,951	0.5
	Other	592,751	3.6
		1,110,894	6.8
FOOD & STAPLES RETAILING
799,104	CVS Health Corp	76,506	0.5
1,126,393	Wal-Mart Stores, Inc	82,249	0.5
	Other	177,438	1.1
		336,193	2.1
FOOD, BEVERAGE & TOBACCO
1,448,932	Altria Group, Inc	99,918	0.6
2,897,162	Coca-Cola Co	131,328	0.8
1,075,424	PepsiCo, Inc	113,931	0.7
1,150,138	Philip Morris International, Inc	116,992	0.7
	Other	414,521	2.5
		876,690	5.3

46	2016 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Equity Index Account  ■  June 30, 2016

Shares		Company	Value (000)	% of net assets
HEALTH CARE EQUIPMENT & SERVICES
1,044,324		Medtronic plc	$90,616	0.6%
698,049		UnitedHealth Group, Inc	98,564	0.6
		Other	693,043	4.2
			882,223	5.4
HOUSEHOLD & PERSONAL PRODUCTS
1,984,296		Procter & Gamble Co	168,010	1.0
		Other	141,365	0.9
			309,375	1.9
INSURANCE
1,404,516	*	Berkshire Hathaway, Inc (Class B)	203,360	1.2
		Other	462,334	2.8
			665,694	4.0
MATERIALS			535,324	3.3
MEDIA
1,794,423		Comcast Corp (Class A)	116,978	0.7
1,208,288		Walt Disney Co	118,195	0.7
		Other	254,429	1.6
			489,602	3.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,211,353		AbbVie, Inc	74,995	0.5
294,259	*	Allergan plc	68,000	0.4
559,399		Amgen, Inc	85,112	0.5
1,237,854		Bristol-Myers Squibb Co	91,044	0.6
989,254		Gilead Sciences, Inc	82,524	0.5
2,039,744		Johnson & Johnson	247,421	1.5
2,063,097		Merck & Co, Inc	118,855	0.7
4,474,747		Pfizer, Inc	157,556	1.0
		Other	506,095	3.0
			1,431,602	8.7
REAL ESTATE			775,076	4.7
RETAILING
289,647	*	Amazon.com, Inc	207,277	1.3
926,578		Home Depot, Inc	118,315	0.7
		Other	501,203	3.0
			826,795	5.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
3,501,435		Intel Corp	114,847	0.7
1,093,542		Qualcomm, Inc	58,581	0.4
		Other	271,401	1.5
			444,829	2.6

See notes to financial statements	College Retirement Equities Fund ■ 2016 Semiannual Report	47

Summary portfolio of investments (unaudited)	continued

CREF Equity Index Account  ■  June 30, 2016

Shares		Company		Value (000)	% of net assets
SOFTWARE & SERVICES
218,622	*	Alphabet, Inc (Class A)		$153,807	0.9%
220,979	*	Alphabet, Inc (Class C)		152,940	0.9
1,671,062	*	Facebook, Inc		190,969	1.2
654,718		International Business Machines Corp		99,373	0.6
724,224		Mastercard, Inc (Class A)		63,775	0.4
5,653,874		Microsoft Corp		289,309	1.8
2,236,085		Oracle Corp		91,523	0.6
1,428,548		Visa, Inc (Class A)		105,955	0.7
		Other		764,508	4.5
				1,912,159	11.6
TECHNOLOGY HARDWARE & EQUIPMENT
4,087,212		Apple, Inc		390,737	2.4
3,728,835		Cisco Systems, Inc		106,980	0.7
		Other		284,438	1.7
				782,155	4.8
TELECOMMUNICATION SERVICES
4,588,104		AT&T, Inc		198,252	1.2
3,038,873		Verizon Communications, Inc		169,691	1.0
		Other		66,282	0.5
				434,225	2.7
TRANSPORTATION				317,932	1.9
UTILITIES				607,142	3.7
		TOTAL COMMON STOCKS	(Cost $9,196,778)	16,384,685	99.8

RIGHTS / WARRANTS
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				17	0.0
TELECOMMUNICATION SERVICES				118	0.0
		TOTAL RIGHTS / WARRANTS	(Cost $119)	135	0.0

Principal		Issuer

SHORT-TERM INVESTMENTS
TREASURY DEBT				13,193	0.1

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
531,235,069	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		531,235	3.2
				531,235	3.2
		TOTAL SHORT-TERM INVESTMENTS	(Cost $544,429)	544,428	3.3

		TOTAL PORTFOLIO	(Cost $9,741,326)	16,929,248	103.1
		OTHER ASSETS & LIABILITIES, NET		(515,386)	(3.1)
		NET ASSETS		$16,413,862	100.0%

48	2016 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

CREF Equity Index Account  ■  June 30, 2016

*	Non-income producing
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/16, the aggregate value of securities on loan is $520,504,000.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ■ 2016 Semiannual Report	49

Summary portfolio of investments (unaudited)

CREF Bond Market Account  ■  June 30, 2016

		Value	% of net
Principal	Issuer	(000)	assets
	BANK LOAN OBLIGATIONS
	AUTOMOBILES & COMPONENTS	$1,079	0.0%
	CAPITAL GOODS	983	0.0
	COMMERCIAL & PROFESSIONAL SERVICES	3,001	0.0
	CONSUMER DURABLES & APPAREL	1,188	0.0
	CONSUMER SERVICES	6,527	0.1
	DIVERSIFIED FINANCIALS	1,881	0.0
	ENERGY	1,853	0.0
	FOOD & STAPLES RETAILING	4,990	0.0
	FOOD, BEVERAGE & TOBACCO	2,001	0.0
	HEALTH CARE EQUIPMENT & SERVICES	5,489	0.0
	MATERIALS	8,153	0.1
	MEDIA	15,437	0.1
	REAL ESTATE	5,571	0.0
	RETAILING	4,311	0.0
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	5,988	0.1
	SOFTWARE & SERVICES	9,946	0.1
	TECHNOLOGY HARDWARE & EQUIPMENT	6,123	0.1
	TELECOMMUNICATION SERVICES	1,003	0.0
	TOTAL BANK LOAN OBLIGATIONS (Cost $85,714)	85,524	0.6

	BONDS

	CORPORATE BONDS
	AUTOMOBILES & COMPONENTS	47,542	0.3
	BANKS	741,947	5.3
	CAPITAL GOODS	93,646	0.7
	COMMERCIAL & PROFESSIONAL SERVICES	165,688	1.2
	CONSUMER DURABLES & APPAREL	32,680	0.2
	CONSUMER SERVICES	171,511	1.1
	DIVERSIFIED FINANCIALS	599,005	4.3
	ENERGY	424,437	3.0
	FOOD & STAPLES RETAILING	127,938	0.9
	FOOD, BEVERAGE & TOBACCO	148,614	1.1
	HEALTH CARE EQUIPMENT & SERVICES	125,711	0.9
	HOUSEHOLD & PERSONAL PRODUCTS	25,402	0.2

50	2016 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Bond Market Account ■ June 30, 2016

				Value	% of net
Principal		Issuer		(000)	assets
INSURANCE				$241,220	1.7%
MATERIALS				164,985	1.2
MEDIA				225,043	1.6
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				195,472	1.4
REAL ESTATE				161,407	1.2
RETAILING				86,643	0.6
SOFTWARE & SERVICES				89,196	0.6
TECHNOLOGY HARDWARE & EQUIPMENT				68,980	0.4
TELECOMMUNICATION SERVICES				240,740	1.7
TRANSPORTATION				150,004	1.0
UTILITIES				487,172	3.6
		TOTAL CORPORATE BONDS	(Cost $4,603,163)	4,814,983	34.2

GOVERNMENT BONDS
AGENCY SECURITIES
$148,990,000		Private Export Funding Corp (PEFCO)	1.375%–4.375%, 02/15/17-11/15/22	156,856	1.1
		Other		92,576	0.6
				249,432	1.7
FOREIGN GOVERNMENT BONDS				826,622	5.9
MORTGAGE BACKED
85,786,276		Federal Home Loan Mortgage Corp Gold (FGLMC)	3.500%, 10/01/45	91,666	0.7
67,247,728		FGLMC	4.000%, 12/01/45	73,252	0.5
144,650,403		FGLMC	3.500%–8.000%, 12/01/16–07/15/46	158,444	1.1
50,000,000	h	Federal National Mortgage Association (FNMA)	2.500%, 07/25/31	51,730	0.4
73,000,000	g,h	FNMA	3.000%, 07/25/31	76,540	0.5
58,000,000	h	FNMA	2.500%, 08/25/31	59,917	0.4
80,000,000	h	FNMA	3.000%, 08/25/31	83,792	0.6
54,859,609		FNMA	4.000%, 01/01/46	59,851	0.4
68,902,428		FNMA	3.500%, 03/01/46	72,734	0.5
119,610,594		FNMA	3.500%, 06/01/46	126,296	0.9
85,000,000	h	FNMA	3.000%, 08/25/46	88,048	0.6
104,000,000	h	FNMA	4.000%, 08/25/46	111,388	0.8
50,000,000	h	FNMA	4.500%, 08/25/46	54,544	0.4
55,000,000	h	FNMA	3.000%, 09/25/46	56,852	0.4
46,000,000	h	FNMA	4.000%, 09/25/46	49,203	0.4
1,147,165,725		FNMA	0.803%–9.000%, 03/01/23–08/25/46	1,210,337	8.6
96,314,446		Government National Mortgage Association (GNMA)	3.500%, 05/20/46	102,386	0.7
58,084,912		GNMA	4.000%, 05/20/46	62,196	0.4
112,000,000	h	GNMA	3.000%, 08/20/46	116,830	0.8
50,000,000	h	GNMA	3.000%, 09/20/46	52,039	0.4
244,176,992		GNMA	2.176%–9.500%, 09/15/16–09/20/46	226,646	1.7
		Other		111,778	0.9
				3,096,469	22.1

See notes to financial statements	College Retirement Equities Fund ■ 2016 Semiannual Report	51

Summary portfolio of investments (unaudited)	continued

CREF Bond Market Account ■ June 30, 2016

				Value	% of net
Principal		Issuer		(000)	assets
MUNICIPAL BONDS				$318,503	2.3%

U.S. TREASURY SECURITIES
$49,175,000		United States Treasury Bond	5.250%, 02/15/29	69,546	0.5
100,686,000		United States Treasury Bond	5.375%, 02/15/31	149,362	1.1
65,602,000		United States Treasury Bond	4.500%, 02/15/36	94,500	0.7
56,375,000		United States Treasury Bond	3.625%, 08/15/43	72,792	0.5
81,710,000		United States Treasury Bond	2.875%, 08/15/45	91,777	0.7
135,500,000		United States Treasury Bond	2.500%, 05/15/46	141,359	1.0
148,284,000		United States Treasury Bond	2.500%–5.250%, 11/15/28–02/15/46	183,740	1.3
70,945,000		United States Treasury Note	0.875%, 03/31/18	71,297	0.5
189,665,000	p	United States Treasury Note	0.875%, 07/15/18	190,695	1.4
75,775,000		United States Treasury Note	1.000%, 03/15/19	76,426	0.5
130,487,000		United States Treasury Note	1.625%, 07/31/20	134,208	1.0
67,435,000		United States Treasury Note	1.375%, 04/30/21	68,610	0.5
133,872,000		United States Treasury Note	8.000%, 11/15/21	182,301	1.3
73,000,000		United States Treasury Note	1.750%, 02/28/22	75,461	0.5
106,110,000		United States Treasury Note	1.875%, 08/31/22	110,317	0.8
125,965,000		United States Treasury Note	1.750%, 09/30/22	129,990	0.9
74,890,000		United States Treasury Note	1.625%, 05/31/23	76,596	0.6
132,710,000		United States Treasury Note	1.625%, 05/15/26	134,410	1.0
391,056,200		United States Treasury Note	0.500%–3.125%, 07/31/16–04/30/23	397,697	2.7
				2,451,084	17.5
		TOTAL GOVERNMENT BONDS	(Cost $6,708,428)	6,942,110	49.5

STRUCTURED ASSETS
ASSET BACKED
66,504,137	g	Domino’s Pizza Master Issuer LLC Series - 2012 1A (Class A2)	5.216%, 01/25/42	68,446	0.5
79,872,000		Santander Drive Auto Receivables Trust Series - 2013 5 (Class C)	2.250%, 06/17/19	80,375	0.6
68,304,897	g	SpringCastle America Funding LLC Series - 2014 AA (Class A)	2.700%, 05/25/23	68,538	0.5
		Other		552,024	3.9
				769,383	5.5
OTHER MORTGAGE BACKED
88,795,000	g	Wachovia Bank Commercial Mortgage Trust Series - 2007 C32 (Class AMFX)	5.703%, 06/15/49	91,172	0.7
		Other		1,136,138	8.1
				1,227,310	8.8
		TOTAL STRUCTURED ASSETS	(Cost $2,007,373)	1,996,693	14.3
		TOTAL BONDS	(Cost $13,318,964)	13,753,786	98.0

52	2016 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

CREF Bond Market Account ■ June 30, 2016

			Value	% of net
Shares	Company		(000)	assets
PREFERRED STOCKS
BANKS			$8,920	0.1%
	TOTAL PREFERRED STOCKS	(Cost $49,941)	8,920	0.1

Principal	Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$58,798,000	Federal Home Loan Bank (FHLB)	0.335%, 07/06/16	58,797	0.4
61,900,000	FHLB	0.340%–0.345%, 07/22/16	61,894	0.4
50,000,000	FHLB	0.400%, 08/12/16	49,985	0.4
173,794,000	FHLB	0.270%–0.451%, 07/12/16–09/07/16	173,752	1.2
	Other		14,114	0.1
			358,542	2.5
TREASURY DEBT
204,500,000	United States Treasury Bill	0.201%–0.447%, 07/21/16	204,479	1.4
135,000,000	United States Treasury Bill	0.196%–0.253%, 08/04/16	134,973	1.0
148,300,000	United States Treasury Bill	0.302%–0.377%, 08/18/16	148,255	1.1
50,000,000	United States Treasury Bill	0.261%, 09/01/16	49,979	0.4
50,000,000	United States Treasury Bill	0.195%, 09/08/16	49,981	0.4
116,000,000	United States Treasury Bill	0.210%–0.241%, 09/22/16	115,935	0.8
67,800,000	United States Treasury Bill	0.236%–0.321%, 09/29/16	67,756	0.5
50,000,000	United States Treasury Bill	0.323%, 10/06/16	49,965	0.4
	Other		80,543	0.5
			901,866	6.5
	TOTAL SHORT-TERM INVESTMENTS	(Cost $1,260,322)	1,260,408	9.0

	TOTAL PORTFOLIO	(Cost $14,714,941)	15,108,638	107.7
	OTHER ASSETS & LIABILITIES, NET		(1,076,784)	(7.7)

	NET ASSETS		$14,031,854	100.0%

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/16, the aggregate value of these securities, including those in “Other,” is $1,927,070,000 or 13.7% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
p	All or a portion of these securities have been segregated to cover requirements on open forward foreign currency contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ■ 2016 Semiannual Report	53

Portfolio of investments (unaudited)

CREF Inflation-Linked Bond Account  ■  June 30, 2016

				Value	% of net
Principal		Issuer		(000)	assets
GOVERNMENT BONDS
AGENCY SECURITIES
$18,000,000		Montefiore Medical Center	2.895%, 04/20/32	$18,638	0.3%
3,500,000		Private Export Funding Corp (PEFCO)	2.300%, 09/15/20	3,602	0.0
3,000,000		PEFCO	3.250%, 06/15/25	3,326	0.1
3,500,000		Ukraine Government AID Bonds	1.847%, 05/29/20	3,583	0.0
				29,149	0.4
MORTGAGE BACKED
13,936,117		Government National Mortgage
		Association (GNMA)	3.650%, 02/15/32	15,538	0.2
				15,538	0.2
U.S. TREASURY SECURITIES
45,087,440	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/17	45,929	0.6
247,428,194	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/17	248,971	3.6
140,471,008	k	United States Treasury Inflation Indexed Bonds	2.625%, 07/15/17	146,212	2.1
148,504,095	k	United States Treasury Inflation Indexed Bonds	1.625%, 01/15/18	154,123	2.2
406,811,328	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/18	412,882	6.0
150,429,216	k	United States Treasury Inflation Indexed Bonds	1.375%, 07/15/18	157,778	2.3
147,634,150	k	United States Treasury Inflation Indexed Bonds	2.125%, 01/15/19	158,382	2.3
237,876,690	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/19	242,919	3.5
137,807,970	k	United States Treasury Inflation Indexed Bonds	1.875%, 07/15/19	149,120	2.2
226,008,918	k	United States Treasury Inflation Indexed Bonds	1.375%, 01/15/20	241,359	3.5
445,897,845	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/20	456,227	6.6
292,474,446	k	United States Treasury Inflation Indexed Bonds	1.250%, 07/15/20	314,326	4.6
364,096,525	k	United States Treasury Inflation Indexed Bonds	1.125%, 01/15/21	389,484	5.6
126,673,425	k	United States Treasury Inflation Indexed Bonds	0.125%, 04/15/21	129,820	1.9
345,804,120	k	United States Treasury Inflation Indexed Bonds	0.625%, 07/15/21	364,071	5.3
344,541,301	k	United States Treasury Inflation Indexed Bonds	0.125%, 01/15/22	351,235	5.1
402,584,490	k	United States Treasury Inflation Indexed Bonds	0.125%, 07/15/22	411,674	6.0
272,573,200	k	United States Treasury Inflation Indexed Bonds	0.125%, 01/15/23	276,211	4.0
85,319,850	k	United States Treasury Inflation Indexed Bonds	0.375%, 07/15/23	88,245	1.2
78,176,075	k	United States Treasury Inflation Indexed Bonds	0.625%, 01/15/24	81,858	1.2
95,711,550	k	United States Treasury Inflation Indexed Bonds	0.125%, 07/15/24	96,695	1.4
73,730,000	k	United States Treasury Inflation Indexed Bonds	0.250%, 01/15/25	74,877	1.1
256,690,189	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/25	306,558	4.4
77,675,290	k	United States Treasury Inflation Indexed Bonds	0.375%, 07/15/25	80,004	1.2
109,739,020	k	United States Treasury Inflation Indexed Bonds	0.625%, 01/15/26	115,585	1.7
214,933,339	k	United States Treasury Inflation Indexed Bonds	2.000%, 01/15/26	252,913	3.7
161,565,888	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/27	198,351	2.9
191,154,060	k	United States Treasury Inflation Indexed Bonds	1.750%, 01/15/28	223,533	3.2
118,361,777	k	United States Treasury Inflation Indexed Bonds	3.625%, 04/15/28	163,805	2.4
181,506,438	k	United States Treasury Inflation Indexed Bonds	2.500%, 01/15/29	230,015	3.2
152,925,917	k	United States Treasury Inflation Indexed Bonds	3.875%, 04/15/29	220,293	3.2
11,806,202	k	United States Treasury Inflation Indexed Bonds	3.375%, 04/15/32	17,292	0.2
				6,800,747	98.4
		TOTAL GOVERNMENT BONDS (Cost $6,414,144)		6,845,434	99.0

54	2016 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Portfolio of investments (unaudited)	concluded

CREF Inflation-Linked Bond Account ■ June 30, 2016

			Value	% of net
Principal	Issuer		(000)	assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$18,200,000	Federal Home Loan Bank (FHLB)	0.250%, 07/01/16	$18,200	0.3%
18,150,000	FHLB	0.150%, 07/08/16	18,150	0.3
7,400,000	FHLB	0.250%, 07/27/16	7,399	0.0
			43,749	0.6
	TOTAL SHORT-TERM INVESTMENTS	(Cost $43,748)	43,749	0.6

	TOTAL PORTFOLIO	(Cost $6,457,892)	6,889,183	99.6
	OTHER ASSETS & LIABILITIES, NET		24,981	0.4
	NET ASSETS		$6,914,164	100.0%

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.

See notes to financial statements	College Retirement Equities Fund ■ 2016 Semiannual Report	55

Summary portfolio of investments (unaudited)

CREF Social Choice Account  ■  June 30, 2016

Value	% of net
Principal	Issuer	(000)	assets
BANK LOAN OBLIGATIONS
CAPITAL GOODS	$3,013	0.0%
CONSUMER SERVICES	13,167	0.1
ENERGY	17,400	0.1
MEDIA	3,167	0.0
RETAILING	2,574	0.0
TECHNOLOGY HARDWARE & EQUIPMENT	9,962	0.1
UTILITIES	22,348	0.2
TOTAL BANK LOAN OBLIGATIONS	(Cost $74,373)	71,631	0.5

BONDS

CORPORATE BONDS
AUTOMOBILES & COMPONENTS	16,256	0.1
BANKS
$51,000,000	Bank of America Corp	1.950%, 05/12/18	51,300	0.4
Other	268,771	2.0
320,071	2.4
CAPITAL GOODS	51,074	0.4
COMMERCIAL & PROFESSIONAL SERVICES	27,906	0.2
CONSUMER SERVICES	73,766	0.6
DIVERSIFIED FINANCIALS	106,339	0.8
ENERGY	108,292	0.8
FOOD & STAPLES RETAILING	9,030	0.1
FOOD, BEVERAGE & TOBACCO	23,554	0.2
HEALTH CARE EQUIPMENT & SERVICES	26,425	0.2
INSURANCE	45,402	0.3
MATERIALS	51,532	0.4
MEDIA	30,469	0.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	28,666	0.2
REAL ESTATE	53,348	0.4
TECHNOLOGY HARDWARE & EQUIPMENT	21,810	0.2
TELECOMMUNICATION SERVICES	3,340	0.0
TRANSPORTATION	78,885	0.6
UTILITIES
39,250,000	e	Southern Power Co	4.150%, 12/01/25	42,464	0.3
Other	284,117	2.1
326,581	2.4
TOTAL CORPORATE BONDS	(Cost $1,343,528)	1,402,746	10.5

56	2016 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Social Choice Account ■ June 30, 2016

				Value	% of net
Principal		Issuer		(000)	assets
GOVERNMENT BONDS
AGENCY SECURITIES
$169,705,456		Overseas Private Investment
		Corp (OPIC)	0.000%–3.938%, 04/30/17–07/31/33	$183,121	1.4%
		Other		395,653	2.8
				578,774	4.2
FOREIGN GOVERNMENT BONDS
45,000,000		Inter-American Development Bank	1.185%, 07/09/18	45,366	0.3
		Other		606,971	4.6
				652,337	4.9
MORTGAGE BACKED
43,541,255		Federal National Mortgage
		Association (FNMA)	3.500%, 06/01/46	45,975	0.3
662,306,268		FNMA	0.803%–8.000%, 03/01/23–09/25/46	704,718	5.2
39,902,252		Government National Mortgage
		Association (GNMA)	3.500%, 05/20/46	42,418	0.3
44,000,000	h	GNMA	3.000%, 08/20/46	45,897	0.3
173,003,840		GNMA	2.300%–9.000%, 12/15/17–09/20/46	169,096	1.3
		Other		139,271	1.1
				1,147,375	8.5
MUNICIPAL BONDS
38,830,000		State of California	3.750%, 10/01/37	42,271	0.3
		Other		476,374	3.6
				518,645	3.9
U.S. TREASURY SECURITIES
105,945,000		United States Treasury Bond	3.000%, 11/15/45	121,924	0.9
75,250,000		United States Treasury Note	1.625%, 05/15/26	76,214	0.6
143,014,500		United States Treasury Note	0.500%–2.000%, 07/15/16–03/31/23	145,100	1.1
		Other		21,355	0.1
				364,593	2.7
		TOTAL GOVERNMENT BONDS	(Cost $3,142,937)	3,261,724	24.2

STRUCTURED ASSETS
ASSET BACKED				221,984	1.7
OTHER MORTGAGE BACKED				274,913	2.0
		TOTAL STRUCTURED ASSETS	(Cost $498,877)	496,897	3.7
		TOTAL BONDS	(Cost $4,985,342)	5,161,367	38.4

Shares		Company

COMMON STOCKS
AUTOMOBILES & COMPONENTS				199,160	1.5

See notes to financial statements	College Retirement Equities Fund ■ 2016 Semiannual Report	57

Summary portfolio of investments (unaudited)	continued

CREF Social Choice Account ■ June 30, 2016

		Value	% of net
Shares	Company	(000)	assets
BANKS
1,079,237	US Bancorp	$43,526	0.3%
	Other	457,495	3.4
		501,021	3.7
CAPITAL GOODS
313,947	3M Co	54,978	0.4
428,149	Danaher Corp	43,243	0.3
	Other	446,999	3.3
		545,220	4.0
COMMERCIAL & PROFESSIONAL SERVICES		80,637	0.6
CONSUMER DURABLES & APPAREL
799,923	Nike, Inc (Class B)	44,156	0.3
	Other	95,392	0.7
		139,548	1.0
CONSUMER SERVICES
443,571	McDonald’s Corp	53,379	0.4
845,181	Starbucks Corp	48,277	0.4
	Other	75,364	0.6
		177,020	1.4
DIVERSIFIED FINANCIALS		404,303	3.0
ENERGY		545,217	4.1
FOOD & STAPLES RETAILING		65,738	0.5
FOOD, BEVERAGE & TOBACCO
1,255,662	Coca-Cola Co	56,919	0.4
984,215	Mondelez International, Inc	44,792	0.3
627,548	PepsiCo, Inc	66,482	0.5
	Other	241,399	1.8
		409,592	3.0
HEALTH CARE EQUIPMENT & SERVICES		308,321	2.3
HOUSEHOLD & PERSONAL PRODUCTS
1,005,172	Procter & Gamble Co	85,108	0.6
	Other	147,912	1.1
		233,020	1.7
INSURANCE
334,058	Chubb Ltd	43,665	0.3
	Other	337,904	2.5
		381,569	2.8
MATERIALS		395,619	2.9
MEDIA
686,662	Walt Disney Co	67,169	0.5
	Other	154,431	1.2
		221,600	1.7

58	2016 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Social Choice Account ■ June 30, 2016

			Value	% of net
Shares		Company	(000)	assets
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
350,900		Amgen, Inc	$53,389	0.4%
802,956		Bristol-Myers Squibb Co	59,057	0.4
633,366		Gilead Sciences, Inc	52,835	0.4
932,017		Johnson & Johnson	113,054	0.8
1,205,255		Merck & Co, Inc	69,435	0.5
540,742		Novartis AG.	44,632	0.3
167,441		Roche Holding AG.	44,184	0.3
		Other	360,046	2.7
			796,632	5.8
REAL ESTATE
207,339		Simon Property Group, Inc	44,972	0.3
		Other	330,568	2.5
			375,540	2.8
RETAILING
574,180		Lowe’s Companies, Inc	45,458	0.3
		Other	216,896	1.6
			262,354	1.9
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
2,018,045		Intel Corp	66,192	0.5
703,463		Texas Instruments, Inc	44,072	0.3
		Other	80,897	0.6
			191,161	1.4
SOFTWARE & SERVICES
392,547		Accenture plc	44,472	0.3
95,663	*	Alphabet, Inc (Class A)	67,302	0.5
96,888	*	Alphabet, Inc (Class C)	67,056	0.5
402,587		International Business Machines Corp	61,105	0.5
542,145		Mastercard, Inc (Class A)	47,741	0.4
1,320,361		Microsoft Corp	67,563	0.5
1,453,512		Oracle Corp	59,492	0.4
		Other	355,759	2.7
			770,490	5.8
TECHNOLOGY HARDWARE & EQUIPMENT
2,241,115		Cisco Systems, Inc	64,298	0.5
		Other	197,853	1.5
			262,151	2.0
TELECOMMUNICATION SERVICES
1,562,138		Verizon Communications, Inc	87,230	0.7
		Other	164,958	1.2
			252,188	1.9
TRANSPORTATION
528,959		Union Pacific Corp	46,151	0.4
		Other	163,031	1.2
			209,182	1.6

See notes to financial statements	College Retirement Equities Fund ■ 2016 Semiannual Report	59

Summary portfolio of investments (unaudited)	continued

CREF Social Choice Account ■ June 30, 2016

			Value	% of net
Shares	Company		(000)	assets
UTILITIES			$294,333	2.2%
	TOTAL COMMON STOCKS	(Cost $6,473,498)	8,021,616	59.6

PREFERRED STOCKS
BANKS			19,676	0.2
	TOTAL PREFERRED STOCKS	(Cost $38,865)	19,676	0.2

RIGHTS / WARRANTS
ENERGY			302	0.0
	TOTAL RIGHTS / WARRANTS	(Cost $305)	302	0.0

Principal	Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$73,000,000	Federal Home Loan Bank (FHLB)	0.335%, 07/06/16	72,998	0.5
44,000,000	FHLB	0.345%, 07/29/16	43,994	0.3
	Other		30,292	0.2
			147,284	1.0
TREASURY DEBT
50,000,000	United States Treasury Bill	0.195%, 09/08/16	49,981	0.4
137,800,000	United States Treasury Bill	0.210%–0.255%, 09/22/16	137,723	1.0
65,100,000	United States Treasury Bill	0.236%–0.373%, 09/29/16	65,057	0.5
	Other		73,478	0.6
			326,239	2.5
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
GOVERNMENT AGENCY DEBT			109,161	0.8
TREASURY DEBT
46,000,000	United States Treasury Bill	0.270%–0.442%, 09/01/16	45,971	0.3
50,000,000	United States Treasury Bill	0.251%, 09/29/16	49,969	0.4
50,000,000	United States Treasury Bill	0.313%, 10/06/16	49,958	0.4
	Other		70,974	0.5
			216,872	1.6
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			326,033	2.4
	TOTAL SHORT-TERM INVESTMENTS	(Cost $799,534)	799,556	5.9

	TOTAL PORTFOLIO	(Cost $12,371,917)	14,074,148	104.6%
	OTHER ASSETS & LIABILITIES, NET		(624,635)	(4.6)
	NET ASSETS		$13,449,513	100.0%

60	2016 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

CREF Social Choice Account ■ June 30, 2016

*	Non-income producing
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $329,607,000.
h	All or a portion of these securities were purchased on a delayed delivery basis.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 6/30/16, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $778,440,000 or 5.8% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	College Retirement Equities Fund ■ 2016 Semiannual Report	61

Summary portfolio of investments (unaudited)

CREF Money Market Account  ■  June 30, 2016

				Value	% of net
Principal		Issuer		(000)	assets
SHORT-TERM INVESTMENTS
CERTIFICATE OF DEPOSIT
$190,000,000		Banco Del Estado De Chile	0.570%–0.660%, 07/08/16–10/04/16	$190,000	1.7%
135,000,000		Toronto-Dominion Bank	0.450%–0.590%, 07/19/16–09/29/16	135,000	1.2
				325,000	2.9
COMMERCIAL PAPER
75,000,000	y	Apple, Inc	0.400%, 09/06/16	74,944	0.7
229,600,000	y	Apple, Inc	0.420%–0.460%, 07/05/16–08/02/16	229,562	2.0
185,000,000	y	Australia & New Zealand
		Banking Group Ltd	0.540%–0.690%, 07/26/16–10/03/16	184,827	1.6
151,042,000	y	Fairway Finance Co LLC	0.490%–0.570%, 07/12/16–08/16/16	150,993	1.3
70,000,000	y	Hydro-Quebec	0.500%–0.505%, 08/18/16	69,953	0.6
141,800,000		Korea Development Bank	0.490%–0.730%, 07/01/16–10/04/16	141,712	1.3
164,026,000	y	Microsoft Corp	0.400%–0.470%, 07/06/16–10/05/16	163,958	1.5
60,000,000	y	Nestle Capital Corp	0.555%–0.560%, 08/23/16	59,951	0.5
245,270,000	y	Nestle Capital Corp	0.540%–0.600%, 07/12/16–10/04/16	245,095	2.2
121,411,000	y	Novartis Finance Corp	0.370%–0.520%, 07/01/16–08/22/16	121,377	1.1
170,025,000	y	Old Line Funding LLC	0.470%–0.800%, 07/20/16–10/04/16	169,849	1.5
55,000,000	y	Private Export Funding Corp	0.520%–0.530%, 08/03/16	54,973	0.5
229,727,000		Province of British
		Columbia Canada	0.450%–0.720%, 07/05/16–10/03/16	229,610	2.0
169,565,000		Province of Ontario Canada	0.380%–0.490%, 07/05/16–09/20/16	169,474	1.5
159,140,000	y	Province of Quebec Canada	0.405%–0.600%, 07/06/16–10/06/16	159,060	1.4
258,580,000	y	PSP Capital, Inc	0.480%–0.650%, 07/05/16–10/06/16	258,348	2.3
218,000,000	y	Roche Holdings, Inc	0.400%–0.455%, 07/05/16–08/02/16	217,952	1.9
137,300,000	y	Unilever Capital Corp	0.480%–0.520%, 07/05/16–08/08/16	137,255	1.2
		Other		922,377	8.2
				3,761,270	33.3
GOVERNMENT AGENCY DEBT
239,440,000		Federal Agricultural
		Mortgage Corp (FAMC)	0.260%–0.520%, 07/11/16–12/16/16	239,154	2.1
239,079,000		Federal Farm Credit
		Bank (FFCB)	0.360%–0.600%, 10/11/16–12/06/16	238,693	2.1
65,920,000		Federal Home Loan Bank (FHLB)	0.280%–0.285%, 07/01/16	65,920	0.6
107,600,000		FHLB	0.280%–0.335%, 07/06/16	107,595	1.0
63,475,000		FHLB	0.300%–0.305%, 07/14/16	63,468	0.6
55,000,000		FHLB	0.300%, 07/18/16	54,992	0.5
103,615,000		FHLB	0.270%–0.410%, 07/20/16	103,597	0.9
87,460,000		FHLB	0.300%–0.390%, 07/25/16	87,440	0.8
88,626,000		FHLB	0.290%–0.365%, 07/29/16	88,603	0.8
70,313,000		FHLB	0.305%–0.400%, 08/03/16	70,292	0.6
90,000,000		FHLB	0.330%–0.385%, 08/05/16	89,969	0.8
60,100,000		FHLB	0.260%–0.410%, 08/09/16	60,080	0.5
96,200,000		FHLB	0.300%–0.440%, 08/12/16	96,156	0.9
80,000,000		FHLB	0.300%–0.320%, 08/29/16	79,959	0.7
66,100,000		FHLB	0.325%–0.350%, 08/30/16	66,064	0.6
65,900,000		FHLB	0.350%–0.400%, 09/21/16	65,844	0.6
1,143,582,000		FHLB	0.280%–0.570%, 07/05/16–12/16/16	1,142,952	10.1

62	2016 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

CREF Money Market Account ■ June 30, 2016

				Value	% of net
Principal		Issuer		(000)	assets
GOVERNMENT AGENCY DEBT—continued
$282,528,000		Federal Home Loan
		Mortgage Corp (FHLMC)	0.370%–0.875%, 08/12/16–02/22/17	$282,201	2.5%
80,000,000		Federal National Mortgage
		Association (FNMA)	0.370%–0.440%, 10/24/16	79,898	0.7
212,118,000		FNMA	0.380%–1.250%, 07/06/16–01/30/17	211,899	1.9
		Other		10,000	0.0
				3,304,776	29.3
TREASURY DEBT
95,175,000		United States Treasury Bill	0.155%–0.447%, 07/07/16	95,171	0.8
80,000,000		United States Treasury Bill	0.200%–0.247%, 07/21/16	79,991	0.7
75,000,000		United States Treasury Bill	0.196%–0.395%, 07/28/16	74,983	0.7
97,110,000		United States Treasury Bill	0.190%–0.430%, 08/04/16	97,078	0.9
85,135,000		United States Treasury Bill	0.212%–0.414%, 08/11/16	85,106	0.8
56,620,000		United States Treasury Bill	0.204%–0.445%, 08/18/16	56,592	0.5
100,000,000		United States Treasury Bill	0.220%–0.396%, 08/25/16	99,957	0.9
90,000,000		United States Treasury Bill	0.236%–0.475%, 09/01/16	89,943	0.8
64,890,000		United States Treasury Bill	0.225%–0.459%, 09/08/16	64,852	0.6
100,000,000		United States Treasury Bill	0.248%–0.452%, 09/22/16	99,912	0.9
61,190,000		United States Treasury Bill	0.216%–0.391%, 10/20/16	61,129	0.5
163,720,000		United States Treasury Bill	0.248%–0.436%, 07/14/16–12/22/16	163,577	1.5
105,960,000		United States Treasury Note	0.625%, 07/15/16	105,971	0.9
89,470,000		United States Treasury Note	0.625%, 08/15/16	89,491	0.8
95,280,000		United States Treasury Note	0.500%, 08/31/16	95,281	0.8
80,530,000		United States Treasury Note	0.875%, 09/15/16	80,593	0.7
100,390,000		United States Treasury Note	0.500%, 09/30/16	100,402	0.9
105,000,000		United States Treasury Note	0.375%, 10/31/16	104,971	0.9
125,000,000		United States Treasury Note	0.625%, 11/15/16	125,082	1.1
65,000,000		United States Treasury Note	0.875%, 11/30/16	65,113	0.6
60,000,000		United States Treasury Note	0.625%, 12/15/16	60,047	0.5
		Other		64,290	0.5
				1,959,532	17.3
VARIABLE RATE SECURITIES
165,000,000	i	Federal Agricultural Mortgage
		Corp (FAMC)	0.426%–0.572%, 11/23/16–09/06/17	165,000	1.5
150,000,000	i	Federal Farm Credit Bank (FFCB)	0.415%, 08/10/16	149,997	1.3
120,000,000	i	FFCB	0.432%, 01/24/17	119,997	1.1
64,000,000	i	FFCB	0.456%, 02/23/17	63,988	0.6
76,000,000	i	FFCB	0.469%, 03/02/17	76,000	0.7
105,000,000	i	FFCB	0.437%, 06/15/17	104,993	0.9
72,000,000	i	FFCB	0.426%, 07/17/17	71,995	0.6
491,025,000	i	FFCB	0.404%–0.620%, 08/24/16–06/13/18	490,732	4.3
60,000,000	i	Federal Home Loan Bank (FHLB)	0.493%, 02/17/17	59,986	0.5
97,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.452%, 01/13/17	97,000	0.9
175,800,000	i	FHLMC	0.443%–0.578%, 07/21/16–11/13/17	175,785	1.6
78,000,000	i	Federal National Mortgage Association (FNMA)	0.468%, 07/20/17	77,941	0.7
94,500,000	i	FNMA	0.452%, 08/16/17	94,489	0.8

See notes to financial statements	College Retirement Equities Fund ■ 2016 Semiannual Report	63

Summary portfolio of investments (unaudited)	concluded

CREF Money Market Account ■ June 30, 2016

				Value	% of net
Principal		Issuer		(000)	assets
VARIABLE RATE SECURITIES—continued
$66,140,000	i	FNMA	0.473%, 10/05/17	$66,106	0.6%
		Other		133,049	1.1
				1,947,058	17.2
		TOTAL SHORT-TERM INVESTMENTS	(Cost $11,297,636)	11,297,636	100.0
		TOTAL PORTFOLIO	(Cost $11,297,636)	11,297,636	100.0
		OTHER ASSETS & LIABILITIES, NET		2,172	0.0
		NET ASSETS		$11,299,808	100.0%

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 6/30/16, the aggregate value of these securities, including those in “Other,” was $3,077,422,000 or 27.2% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

64	2016 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements

[This page intentionally left blank.]

College Retirement Equities Fund ■ 2016 Semiannual Report	65

Statements of assets and liabilities (unaudited)

College Retirement Equities Fund ■ June 30, 2016

		Stock	Global Equities	Growth	Equity Index	Bond Market	Inflation-Linked	Social Choice	Money Market
	(amounts in thousands, except accumulation unit value)	Account	Account	Account	Account	Account	Bond Account	Account	Account
	ASSETS
	Unaffiliated issuers*†	$114,392,693	$18,301,389	$20,965,188	$16,398,013	$15,108,638	$6,889,183	$14,074,148	$11,297,636
	Affiliated issuers‡	16,768	—	435,291	531,235	—	—	—	—
	Total portfolio investments, at value	$114,409,461	$18,301,389	$21,400,479	$16,929,248	$15,108,638	$6,889,183	$14,074,148	$11,297,636
	Cash**#	309,579	11,342	2,959	29	99,807	179	37,796	8
	Cash — foreign^	31,328	13,250	—	—	1,234	—	1,186	—
	Dividends and interest receivable	229,049	40,746	11,691	19,617	81,095	27,440	47,787	2,200
	Receivable from securities transactions	1,321,462	191,934	293,281	2,947	126,253	—	98,126	—
	Receivable for delayed delivery securities	—	—	—	—	1,181,496	—	414,528	—
	Due from affiliates	—	—	—	—	—	—	22,336	262
	Receivable for variation margin on open futures contracts	5,840	721	761	57	—	—	—	—
	Other	7,326	1,538	1,554	1,352	1,299	1,079	1,450	1,342
	Total assets	116,314,045	18,560,920	21,710,725	16,953,250	16,599,822	6,917,881	14,697,357	11,301,448
	LIABILITIES
	Investment management fees payable	2,297	342	199	143	210	114	536	129
	Service agreement fees payable	1,490	182	174	132	111	263	32	167
	Payable for collateral for securities loaned	4,425,712	520,198	435,291	531,235	—	—	360,492	—
	Payable for securities transactions	1,209,917	176,823	356,596	46	215,291	—	102,227	—
	Payable for delayed delivery securities	—	—	—	—	2,348,611	—	783,203	—
	Due to affiliates	118,218	3,897	3,215	6,482	1,429	2,261	—	—
	Written options◊	1,196	22	—	—	—	—	—	—
	Payable for trustee compensation	7,324	1,538	1,554	1,350	1,357	1,079	1,266	1,334
	Unrealized depreciation on forward foreign currency contracts	—	—	—	—	956	—	—	—
	Other	2,536	7	—	—	3	—	88	10
	Total liabilities	5,768,690	703,009	797,029	539,388	2,567,968	3,717	1,247,844	1,640
	NET ASSETS	$110,545,355	$17,857,911	$20,913,696	$16,413,862	$14,031,854	$6,914,164	$13,449,513	$11,299,808
CLASS R1 (Accumulation):	Net assets	$13,821,656	$3,176,851	$3,934,939	$3,291,146	$2,264,708	$1,155,280	$2,291,524	$2,204,981
	Units outstanding	37,711	23,437	29,500	19,722	18,900	16,839	11,532	86,355
	Unit value	$366.52	$135.55	$133.39	$166.88	$119.83	$68.61	$198.72	$25.53
CLASS R2 (Accumulation):	Net assets	$33,176,831	$6,135,531	$7,193,280	$5,652,526	$4,833,984	$2,178,965	$4,744,006	$3,446,522
	Units outstanding	90,219	45,117	53,752	33,761	40,210	31,656	23,795	134,955
	Unit value	$367.74	$135.99	$133.82	$167.43	$120.22	$68.83	$199.37	$25.54
CLASS R3 (Accumulation):	Net assets	$52,687,735	$8,219,575	$9,458,429	$7,140,476	$6,643,972	$3,368,713	$6,078,833	$5,459,971
	Units outstanding	143,102	60,369	70,592	42,596	55,199	48,881	30,453	213,720
	Unit value	$368.18	$136.16	$133.99	$167.63	$120.36	$68.92	$199.61	$25.55
ANNUITY:	Net assets	$10,859,133	$325,954	$327,048	$329,714	$289,190	$211,206	$335,150	$188,334
	* Includes securities loaned of	$4,283,693	$501,620	$428,450	$520,504	$—	$—	$329,607	$—
	** Includes cash collateral for securities loaned of	$309,414	$11,286	$—	$—	$—	$—	$10,132	$—
	# Includes cash collateral for mortgage dollar rolls of	$—	$—	$—	$—	$97,680	$—	$27,549	$—
	† Portfolio investments; unaffiliated issuers cost	$109,357,882	$17,602,789	$17,834,842	$9,210,091	$14,714,941	$6,457,892	$12,371,917	$11,297,636
	‡ Portfolio investments; affiliated issuers cost	$14,156	$—	$435,291	$531,235	$—	$—	$—	$—
	^ Foreign cash, cost	$31,786	$13,220	$—	$—	$1,235	$—	$1,190	$—
	◊ Written options premiums	$1,121	$38	$—	$—	$—	$—	$—	$—

66	2016 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2016 Semiannual Report	67

Statements of operations (unaudited)

College Retirement Equities Fund ■ For the period ended June 30, 2016

	Stock	Global Equities	Growth	Equity Index	Bond Market	Inflation-Linked	Social Choice	Money Market
(amounts in thousands)	Account	Account	Account	Account	Account	Bond Account	Account	Account
INVESTMENT INCOME
Dividends*	$1,392,275	$233,692	$133,654	$168,086	$—	$—	$116,242	$—
Income from securities lending	40,178	4,821	2,814	3,917	—	—	2,071	—
Interest	1,095	237	172	18	192,045	60,517	72,148	24,333
Other	—	1	1	1	69	—	28	—
Total income	1,433,548	238,751	136,641	172,022	192,114	60,517	190,489	24,333
EXPENSES
Investment management fees	73,889	12,900	6,846	2,041	7,015	1,471	4,926	2,189
Administrative — Class R1	29,934	6,915	8,581	6,938	4,850	2,525	4,967	4,898
Administrative — Class R2	42,233	7,973	9,329	7,153	6,159	2,816	6,109	4,573
Administrative — Class R3	55,404	7,581	8,744	6,437	6,025	3,161	5,620	5,131
Distribution fees — Class R1	11,264	2,617	3,248	2,628	1,825	947	1,870	1,842
Distribution fees — Class R2	13,802	2,616	3,060	2,357	2,018	922	2,003	1,500
Distribution fees — Class R3	18,723	2,567	2,958	2,184	2,034	1,066	1,899	1,735
Mortality and expense risk charges	2,696	441	519	394	339	169	328	285
Total expenses	247,945	43,610	43,285	30,132	30,265	13,077	27,722	22,153
Less: Expenses withheld by TIAA	—	—	—	—	—	—	—	2,704
Plus: Recovery of expenses previously withheld by TIAA	—	—	—	—	—	—	—	1,221
Net expenses	247,945	43,610	43,285	30,132	30,265	13,077	27,722	20,670
Net investment income (loss)	1,185,603	195,141	93,356	141,890	161,849	47,440	162,767	3,663
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments:
Unaffiliated issuers†	(1,095,921)	49,382	637,313	292,881	84,539	27,310	308,742	1
Affiliated issuers	1,446	—	—	—	—	—	—	—
Futures contracts	11,618	435	(2,861)	2,080	—	—	—	—
Purchased options	1,432	—	—	—	—	—	—	—
Written options	1,764	—	—	—	—	—	—	—
Foreign currency transactions	45	804	20	—	2,012	—	177	—
Net realized gain (loss) on total investments	(1,079,616)	50,621	634,472	294,961	86,551	27,310	308,919	1
Change in unrealized appreciation (depreciation) on:
Portfolio investments:
Unaffiliated issuers‡	1,501,171	(552,458)	(1,239,106)	105,438	480,947	276,600	(13,540)	—
Affiliated issuers	13,974	—	—	—	—	—	—	—
Futures contracts	8,291	(694)	1,928	128	—	—	—	—
Purchased options	(9,974)	—	—	—	—	—	—	—
Written options	(74)	17	—	—	—	—	—	—
Forward foreign currency contracts	—	—	—	—	(956)	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(357)	(353)	34	—	55	—	208	—
Net change in unrealized appreciation (depreciation) on total investments	1,513,031	(553,488)	(1,237,144)	105,566	480,046	276,600	(13,332)	—
Net realized and unrealized gain (loss) on total investments	433,415	(502,867)	(602,672)	400,527	566,597	303,910	295,587	1
Net increase (decrease) in net assets from operations	$1,619,018	$(307,726)	$(509,316)	$542,417	$728,446	$351,350	$458,354	$3,664
* Net of foreign withholding taxes of unaffiliated issuers	$69,044	$14,010	$333	$82	$15	$—	$5,429	$—
† Includes net realized gain (loss) from securities sold to affiliates of	$39,908	$3,680	$54,670	$4,439	$—	$—	$5,162	$—
‡ Includes net change in unrealized foreign capital gains taxes of	$113	$—	$—	$—	$(5)	$—	$—	$—

68	2016 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2016 Semiannual Report	69

Statements of changes in net assets

College Retirement Equities Fund  ■  For the period or year ended

		Stock Account		Global Equities Account		Growth Account
(amounts in thousands except accumulation units)		June 30, 2016	December 31, 2015	June 30, 2016	December 31, 2015	June 30, 2016	December 31, 2015
		(unaudited )		(unaudited )		(unaudited)

OPERATIONS
Net investment income (loss)		$1,185,603	$2,102,642	$195,141	$315,190	$93,356	$175,875
Net realized gain (loss) on total investments		(1,079,616)	8,005,318	50,621	742,492	634,472	1,638,050
Net change in unrealized appreciation (depreciation) on total investments		1,513,031	(10,938,073)	(553,488)	(1,128,257)	(1,237,144)	(461,392)
Net increase (decrease) in net assets from operations		1,619,018	(830,113)	(307,726)	(70,575)	(509,316)	1,352,533

FROM PARTICIPANT TRANSACTIONS
Premiums and contributions:	Class R1	304,593	1,712,179	98,963	540,428	120,237	610,928
	Class R2	572,355	790,206	150,122	245,494	166,990	254,719
	Class R3	945,736	1,494,783	216,730	358,894	233,504	421,713
Net transfers between CREF Accounts:	Class R1	(83,366)	(652,441)	(4,629)	143,081	(29,625)	166,492
	Class R2	(271,722)	(299,386)	(45,671)	93,543	(44,799)	48,075
	Class R3	(102,375)	(435,914)	32,028	94,034	(56,450)	107,376
Transfers in connection with new classes (see note 1):	Class R1	—	(99,377,815)	—	(16,268,614)	—	(18,108,628)
	Class R2	—	38,646,737	—	6,989,560	—	7,851,208
	Class R3	—	60,731,078	—	9,279,054	—	10,257,420
Withdrawals and death benefits:	Class R1	(735,386)	(5,117,846)	(170,532)	(902,196)	(227,836)	(1,038,914)
	Class R2	(1,581,907)	(2,614,060)	(298,709)	(435,416)	(348,484)	(485,839)
	Class R3	(2,488,650)	(4,021,238)	(413,737)	(584,319)	(506,085)	(640,284)
Annuity payments:		(681,102)	(1,452,176)	(17,278)	(36,393)	(16,585)	(32,581)
Net increase (decrease) from participant transactions		(4,121,824)	(10,595,893)	(452,713)	(482,850)	(709,133)	(588,315)

Net increase (decrease) in net assets		(2,502,806)	(11,426,006)	(760,439)	(553,425)	(1,218,449)	764,218

NET ASSETS
Beginning of period		113,048,161	124,474,167	18,618,350	19,171,775	22,132,145	21,367,927
End of period		$110,545,355	$113,048,161	$17,857,911	$18,618,350	$20,913,696	$22,132,145

ACCUMULATION UNITS:
Units purchased:	Class R1	863,179	4,600,047	746,308	3,804,334	918,995	4,575,890
	Class R2	1,619,682	2,131,150	1,131,300	1,731,544	1,278,668	1,874,995
	Class R3	2,424,859	3,616,328	1,556,857	2,420,441	1,696,113	2,970,561
Units sold / transferred:	Class R1	(2,314,112)	(15,489,844)	(1,314,405)	(5,362,005)	(1,968,893)	(6,529,629)
	Class R2	(5,218,565)	(7,849,599)	(2,568,583)	(2,413,226)	(2,999,495)	(3,232,708)
	Class R3	(7,273,979)	(12,081,496)	(2,835,866)	(3,481,793)	(4,295,916)	(4,025,917)
Units transferred in connection with new classes (see note 1):	Class R1	—	(255,953,113)	—	(109,945,874)	—	(131,077,470)
	Class R2	—	99,536,831	—	47,236,553	—	56,830,177
	Class R3	—	156,416,282	—	62,709,321	—	74,247,293
Outstanding:
Beginning of period		280,931,172	306,004,586	132,207,881	135,508,586	159,214,073	163,580,881
End of period		271,032,236	280,931,172	128,923,492	132,207,881	153,843,545	159,214,073

70	2016 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2016 Semiannual Report	71

Statements of changes in net assets	continued

College Retirement Equities Funds  ■  For the period or year ended

		Equity Index Account		Bond Market Account		Inflation-Linked Bond Account
(amounts in thousands except accumulation units)		June 30, 2016	December 31, 2015	June 30, 2016	December 31, 2015	June 30, 2016	December 31, 2015
		(unaudited)		(unaudited)		(unaudited)

OPERATIONS
Net investment income (loss)		$141,890	$288,877	$161,849	$290,768	$47,440	$38,212
Net realized gain (loss) on total investments		294,961	629,969	86,551	76,589	27,310	14,683
Net change in unrealized appreciation (depreciation) on total investments		105,566	(876,267)	480,046	(306,894)	276,600	(170,928)
Net increase (decrease) in net assets from operations		542,417	42,579	728,446	60,463	351,350	(118,033)

FROM PARTICIPANT TRANSACTIONS
Premiums and contributions:	Class R1	112,446	506,431	88,217	444,547	40,916	233,355
	Class R2	139,133	196,540	172,500	222,856	82,288	106,889
	Class R3	177,994	271,290	262,840	339,850	130,415	170,489
Net transfers between CREF Accounts:	Class R1	5,754	95,173	52,031	237,773	4,476	6,464
	Class R2	(56,865)	3,431	85,346	102,246	9,059	(916)
	Class R3	81,365	(4,485)	199,533	137,248	62,259	(12,665)
Transfers in connection with new classes (see note 1):	Class R1	—	(13,730,649)	—	(11,217,891)	—	(5,913,201)
	Class R2	—	6,128,195	—	4,761,372	—	2,341,436
	Class R3	—	7,602,454	—	6,456,519	—	3,571,765
Withdrawals and death benefits:	Class R1	(192,055)	(984,903)	(139,172)	(794,493)	(74,492)	(471,437)
	Class R2	(285,139)	(440,084)	(274,399)	(415,383)	(141,203)	(232,468)
	Class R3	(406,654)	(513,696)	(391,214)	(578,133)	(214,155)	(356,749)
Annuity payments:		(16,436)	(33,130)	(13,352)	(26,370)	(10,115)	(20,784)
Net increase (decrease) from participant transactions		(440,457)	(903,433)	42,330	(329,859)	(110,552)	(577,822)

Net increase (decrease) in net assets		101,960	(860,854)	770,776	(269,396)	240,798	(695,855)

NET ASSETS
Beginning of period		16,311,902	17,172,756	13,261,078	13,530,474	6,673,366	7,369,221
End of period		$16,413,862	$16,311,902	$14,031,854	$13,261,078	$6,914,164	$6,673,366

ACCUMULATION UNITS:
Units purchased:	Class R1	709,092	3,103,038	756,022	3,872,613	609,965	3,468,006
	Class R2	874,645	1,207,134	1,475,411	1,950,390	1,224,221	1,610,399
	Class R3	1,060,268	1,573,122	2,156,814	2,811,987	1,869,890	2,447,768
Units sold / transferred:	Class R1	(1,169,721)	(5,428,830)	(747,413)	(4,854,844)	(1,044,672)	(6,926,944)
	Class R2	(2,125,560)	(2,671,313)	(1,613,155)	(2,742,878)	(1,966,707)	(3,519,741)
	Class R3	(2,059,665)	(3,228,539)	(1,640,960)	(3,916,271)	(2,246,506)	(5,525,253)
Units transferred in connection with new classes (see note 1):	Class R1	—	(81,727,526)	—	(96,927,805)	—	(86,643,103)
	Class R2	—	36,476,221	—	41,140,476	—	34,307,863
	Class R3	—	45,251,305	—	55,787,329	—	52,335,240
Outstanding:
Beginning of period		98,790,125	104,235,513	113,922,627	116,801,630	98,929,819	107,375,584
End of period		96,079,184	98,790,125	114,309,346	113,922,627	97,376,010	98,929,819

72	2016 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2016 Semiannual Report	73

Statements of changes in net assets	concluded

College Retirement Equities Funds  ■  For the period or year ended

		Social Choice Account		Money Market Account
(amounts in thousands except accumulation units)		June 30, 2016	December 31, 2015	June 30, 2016	December 31, 2015
		(unaudited )		(unaudited )

OPERATIONS
Net investment income (loss)		$162,767	$270,780	$3,663	$—
Net realized gain (loss) on total investments		308,919	931,818	1	19
Net change in unrealized appreciation (depreciation) on total investments		(13,332)	(1,323,695)	—	—
Net increase (decrease) in net assets from operations		458,354	(121,097)	3,664	19

FROM PARTICIPANT TRANSACTIONS
Premiums and contributions:	Class R1	60,361	332,838	589,680	2,106,341
	Class R2	120,208	169,731	563,432	926,677
	Class R3	161,452	231,223	880,426	1,369,851
Net transfers between CREF Accounts:	Class R1	(17,272)	(46,110)	(4,661)	16,396
	Class R2	(72,057)	(41,864)	61,241	113,042
	Class R3	31,747	(38,297)	164,653	167,704
Transfers in connection with new classes (see note 1):	Class R1	—	(11,710,319)	—	(8,968,831)
	Class R2	—	5,180,194	—	3,500,092
	Class R3	—	6,530,125	—	5,468,739
Withdrawals and death benefits:	Class R1	(116,515)	(662,578)	(604,632)	(2,190,116)
	Class R2	(217,178)	(344,945)	(686,086)	(1,032,512)
	Class R3	(297,143)	(450,412)	(1,082,386)	(1,491,632)
Annuity payments:		(16,396)	(33,017)	(10,286)	(20,750)
Net increase (decrease) from participant transactions		(362,793)	(883,431)	(128,619)	(34,999)

Net increase (decrease) in net assets		95,561	(1,004,528)	(124,955)	(34,980)

NET ASSETS
Beginning of period		13,353,952	14,358,480	11,424,763	11,459,743
End of period		$13,449,513	$13,353,952	$11,299,808	$11,424,763

ACCUMULATION UNITS:
Units purchased:	Class R1	313,743	1,694,242	23,093,792	82,493,197
	Class R2	623,125	870,207	22,065,298	36,292,219
	Class R3	778,067	1,081,893	34,162,793	53,318,414
Units sold / transferred:	Class R1	(694,807)	(3,610,025)	(23,862,195)	(85,131,309)
	Class R2	(1,493,898)	(1,984,278)	(24,470,164)	(36,009,961)
	Class R3	(1,374,535)	(2,530,194)	(35,786,241)	(52,152,491)
Units transferred in connection with new classes (see note 1):	Class R1	—	(58,278,007)	—	(351,254,672)
	Class R2	—	25,779,946	—	137,077,375
	Class R3	—	32,498,061	—	214,177,297
Outstanding:
Beginning of period		67,628,510	72,106,665	439,827,208	441,017,139
End of period		65,780,205	67,628,510	435,030,491	439,827,208

74	2016 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2016 Semiannual Report	75

Financial highlights

College Retirement Equities Fund

			Selected per accumulation unit data											Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized					Ratios to average net assets						Accumulation
	For the period or year ended		Investment income	[a]	Expenses	[a]	Net investment income (loss	)[a]	& unrealized gain (loss) on total investments	Net change in accumulation unit value	Accumulation unit value beginning of period	Accumulation unit value end of period	Total return [b]	Gross expenses		Net investment income (loss	)	Portfolio turnover rate		units outstanding at end of period (in millions	)	Accumulation fund net assets (in millions	)[i]

STOCK ACCOUNT
Class R1:	6/30/16	#	$4.667		$1.321		$3.346		$ 1.766	$ 5.112	$361.404	$366.516	1.41%[c]	0.75%[d]		1.91%[d]		29%[c]		38		$ 13,822
	12/31/15	[h]	8.076		2.108		5.968		(9.995)	(4.027)	365.431	361.404	(1.10)	0.57		1.60		52		39		14,153
	12/31/14		7.897		1.620		6.277		15.744	22.021	343.410	365.431	6.41	0.46		1.77		58		306		111,823
	12/31/13		6.581		1.476		5.105		69.661	74.766	268.644	343.410	27.83	0.48		1.68		59		330		113,325
	12/31/12		6.328		1.244		5.084		34.469	39.553	229.091	268.644	17.26	0.49		2.01		57		353		94,887
	12/31/11		5.308		1.151		4.157		(16.066)	(11.909)	241.000	229.091	(4.94)	0.48		1.73		56		377		86,395
Class R2:	6/30/16	#	4.674		0.858		3.816		1.790	5.606	362.129	367.735	1.55 [c]	0.49	[d]	2.17	[d]	29	[c]	90		33,177
	12/31/15	[g]	5.699		1.215		4.484		(30.621)	(26.137)	388.266	362.129	(6.73)[c]	0.48	[d]	1.75	[d]	52		94		33,974
Class R3:	6/30/16	#	4.678		0.671		4.007		1.798	5.805	362.378	368.183	1.60 [c]	0.38	[d]	2.28	[d]	29	[c]	143		52,688
	12/31/15	[g]	5.698		0.960		4.738		(30.626)	(25.888)	388.266	362.378	(6.67)[c]	0.38	[d]	1.85	[d]	52		148		53,614

GLOBAL EQUITIES ACCOUNT
Class R1:	6/30/16	#	1.788		0.501		1.287		(3.697)	(2.410)	137.957	135.547	(1.75)[c]	0.76	[d]	1.95	[d]	37	[c]	23		3,177
	12/31/15	[h]	3.077		0.823		2.254		(3.090)	(0.836)	138.793	137.957	(0.60)	0.58		1.59		49		24		3,312
	12/31/14		3.394		0.623		2.771		2.779	5.550	133.243	138.793	4.17	0.46		2.04		59		136		18,808
	12/31/13		2.590		0.616		1.974		26.579	28.553	104.690	133.243	27.27	0.52		1.67		63		141		18,770
	12/31/12		2.566		0.522		2.044		14.260	16.304	88.386	104.690	18.45	0.53		2.09		70		142		14,917
	12/31/11		2.131		0.490		1.641		(9.051)	(7.410)	95.796	88.386	(7.74)	0.52		1.74		78		146		12,898
Class R2:	6/30/16	#	1.790		0.331		1.459		(3.699)	(2.240)	138.230	135.990	(1.62)[c]	0.50	[d]	2.21	[d]	37	[c]	45		6,136
	12/31/15	[g]	2.030		0.468		1.562		(11.301)	(9.739)	147.969	138.230	(6.58)[c]	0.48	[d]	1.60	[d]	49		47		6,435
Class R3:	6/30/16	#	1.794		0.260		1.534		(3.703)	(2.169)	138.325	136.156	(1.57)[c]	0.39	[d]	2.32	[d]	37	[c]	60		8,220
	12/31/15	[g]	2.030		0.370		1.660		(11.304)	(9.644)	147.969	138.325	(6.52)[c]	0.38	[d]	1.70	[d]	49		62		8,527

GROWTH ACCOUNT
Class R1:	6/30/16	#	0.856		0.440		0.416		(3.652)	(3.236)	136.624	133.388	(2.37)[c]	0.68	[d]	0.64	[d]	29	[c]	30		3,935
	12/31/15	[h]	1.663		0.683		0.980		6.976	7.956	128.668	136.624	6.19	0.51		0.73		47		31		4,174
	12/31/14		1.501		0.482		1.019		14.445	15.464	113.204	128.668	13.66	0.41		0.86		57		164		21,048
	12/31/13		1.288		0.450		0.838		28.513	29.351	83.853	113.204	35.00	0.46		0.86		63		169		19,129
	12/31/12		1.388		0.382		1.006		10.481	11.487	72.366	83.853	15.87	0.47		1.24		67		176		14,728
	12/31/11		0.979		0.333		0.646		0.202	0.848	71.518	72.366	1.19	0.46		0.88		57		181		13,079
Class R2:	6/30/16	#	0.858		0.273		0.585		(3.657)	(3.072)	136.896	133.824	(2.24)[c]	0.42	[d]	0.90	[d]	29	[c]	54		7,193
	12/31/15	[g]	1.117		0.380		0.737		(1.993)	(1.256)	138.152	136.896	(0.91)[c]	0.41	[d]	0.79	[d]	47		55		7,594
Class R3:	6/30/16	#	0.859		0.203		0.656		(3.659)	(3.003)	136.990	133.987	(2.19)[c]	0.31	[d]	1.00	[d]	29	[c]	71		9,458
	12/31/15	[g]	1.117		0.287		0.830		(1.992)	(1.162)	138.152	136.990	(0.84)[c]	0.31	[d]	0.89	[d]	47		73		10,027

76	2016 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2016 Semiannual Report	77

Financial highlights	continued

College Retirement Equities Fund

			Selected per accumulation unit data												Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized						Ratios to average net assets						Portfolio		Accumulation
	For the period or year ended		Investment income	[a]	Expenses	[a]	Net investment income (loss	)[a]	& unrealized gain (loss) on total investments	Net change in accumulation unit value	Accumulation unit value beginning of period	Accumulation unit value end of period	Total return	[b]	Gross expenses		Net investment income (loss	)	Portfolio turnover rate		turnover rate excluding mortgage dollar rolls		units outstanding at end of period (in millions	)	Accumulation fund net assets (in millions	)[i]

EQUITY INDEX ACCOUNT
Class R1:	6/30/16	#	$ 1.723		$0.503		$1.220		$ 4.132	$ 5.352	$161.528	$166.880	3.31%[c]		0.64%[d]		1.54%[d]		3%[c]		N/A		20		$ 3,291
	12/31/15	[h]	3.254		0.765		2.489		(2.523)	(0.034)	161.562	161.528	(0.02)		0.47		1.52		5		N/A		20		3,260
	12/31/14		2.937		0.558		2.379		15.145	17.524	144.038	161.562	12.17		0.37		1.58		4		N/A		104		16,841
	12/31/13		2.546		0.531		2.015		33.715	35.730	108.308	144.038	32.99		0.42		1.59		5		N/A		108		15,563
	12/31/12		2.391		0.442		1.949		12.978	14.927	93.381	108.308	15.98		0.43		1.89		4		N/A		109		11,797
	12/31/11		1.832		0.390		1.442		(0.825)	0.617	92.764	93.381	0.66		0.41		1.53		5		N/A		112		10,502
Class R2:	6/30/16	#	1.729		0.300		1.429		4.148	5.577	161.850	167.427	3.45	[c]	0.38	[d]	1.80	[d]	3	[c]	N/A		34		5,653
	12/31/15	[g]	2.443		0.414		2.029		(8.184)	(6.155)	168.005	161.850	3.66	[c]	0.37	[d]	1.81	[d]	5		N/A		35		5,667
Class R3:	6/30/16	#	1.731		0.216		1.515		4.155	5.670	161.961	167.631	3.50	[c]	0.27	[d]	1.91	[d]	3	[c]	N/A		43		7,140
	12/31/15	[g]	2.443		0.302		2.141		(8.185)	(6.044)	168.005	161.961	3.60	[c]	0.27	[d]	1.90	[d]	5		N/A		44		7,061

BOND MARKET ACCOUNT
Class R1:	6/30/16	#	1.703		0.416		1.287		4.789	6.076	113.749	119.825	5.34	[c]	0.72	[d]	2.22	[d]	137	[c]	75	[c]	19		2,265
	12/31/15	[h]	3.015		0.637		2.378		(2.100)	0.278	113.471	113.749	0.25		0.56		2.07		293		123		19		2,149
	12/31/14		2.665		0.494		2.171		3.764	5.935	107.536	113.471	5.52		0.44		1.95		290		89		117		13,254
	12/31/13		2.485		0.482		2.003		(4.211)	(2.208)	109.744	107.536	(2.01)		0.45		1.85		363		105		119		12,814
	12/31/12		2.835		0.482		2.353		3.163	5.516	104.228	109.744	5.29		0.45		2.19		356		117		130		14,222
	12/31/11		3.341		0.439		2.902		3.876	6.778	97.450	104.228	6.96		0.44		2.88		261		62		126		13,124
Class R2:	6/30/16	#	1.708		0.266		1.442		4.802	6.244	113.974	120.218	5.48	[c]	0.46	[d]	2.48	[d]	137	[c]	75	[c]	40		4,834
	12/31/15	[g]	2.181		0.369		1.812		(3.573)	(1.761)	115.735	113.974	(1.52)[c]		0.47	[d]	2.31	[d]	293		123		40		4,599
Class R3:	6/30/16	#	1.709		0.203		1.506		4.806	6.312	114.052	120.364	5.53	[c]	0.35	[d]	2.59	[d]	137	[c]	75	[c]	55		6,644
	12/31/15	[g]	2.182		0.292		1.890		(3.573)	(1.683)	115.735	114.052	(1.45)[c]		0.37	[d]	2.41	[d]	293		123		55		6,237

INFLATION-LINKED BOND ACCOUNT
Class R1:	6/30/16	#	0.593		0.220		0.373		3.001	3.374	65.234	68.608	5.17	[c]	0.66	[d]	1.12	[d]	15	[c]	N/A		17		1,155
	12/31/15	[h]	(0.930)		0.324		(1.254)		(0.034)	(1.288)	66.522	65.234	(1.94)		0.48		(1.87)		6		N/A		17		1,127
	12/31/14		1.573		0.257		1.316		0.824	2.140	64.382	66.522	3.32		0.39		1.97		9		N/A		107		7,143
	12/31/13		1.207		0.301		0.906		(7.289)	(6.383)	70.765	64.382	(9.02)		0.45		1.34		13		N/A		115		7,404
	12/31/12		2.050		0.310		1.740		2.523	4.263	66.502	70.765	6.40		0.45		2.52		11		N/A		149		10,544
	12/31/11		2.817		0.272		2.545		5.187	7.732	58.770	66.502	13.16		0.43		4.05		13		N/A		146		9,699
Class R2:	6/30/16	#	0.596		0.133		0.463		3.008	3.471	65.362	68.833	5.31	[c]	0.40	[d]	1.39	[d]	15	[c]	N/A		32		2,179
	12/31/15	[g]	1.272		0.185		1.087		(3.973)	(2.886)	68.248	65.362	(4.23)[c]		0.41	[d]	2.38	[d]	6		N/A		32		2,118
Class R3:	6/30/16	#	0.602		0.097		0.505		3.004	3.509	65.407	68.916	5.37	[c]	0.29	[d]	1.51	[d]	15	[c]	N/A		49		3,369
	12/31/15	[g]	1.274		0.140		1.134		(3.975)	(2.841)	68.248	65.407	(4.16)[c]		0.31	[d]	2.48	[d]	6		N/A		49		3,222

78	2016 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2016 Semiannual Report	79

Financial highlights	concluded

College Retirement Equities Fund

			Selected per accumulation unit data											Ratios and supplemental data
			Gain (loss) from investment operations
									Net realized					Ratios to average net assets						Portfolio		Accumulation
	For the period or year ended		Investment income	[a]	Expenses	[a]	Net investment income (loss	)[a]	& unrealized gain (loss) on total investments	Net change in accumulation unit value	Accumulation unit value beginning of period	Accumulation unit value end of period	Total return [b]	Gross expenses		Net investment income (loss	)	Portfolio turnover rate		turnover rate excluding mortgage dollar rolls		units outstanding at end of period (in millions	)	Accumulation fund net assets (in millions	)[i]

SOCIAL CHOICE ACCOUNT
Class R1:	6/30/16	#	$2.813		$0.660		$2.153		$ 4.362	$ 6.515	$192.202	$198.717	3.39%[c]	0.69%[d]		2.25%[d]		50%[c]		28%[c]		12		$ 2,292
	12/31/15	[h]	4.618		1.017		3.601		(5.795)	(2.194)	194.396	192.202	(1.13)	0.52		1.83		115		57		12		2,290
	12/31/14		4.446		0.773		3.673		8.760	12.433	181.963	194.396	6.83	0.41		1.95		120		52		72		14,017
	12/31/13		3.804		0.757		3.047		22.950	25.997	155.966	181.963	16.67	0.45		1.79		133		46		72		13,016
	12/31/12		3.866		0.677		3.189		12.242	15.431	140.535	155.966	10.98	0.45		2.14		149		52		71		10,999
	12/31/11		3.732		0.619		3.113		(0.595)	2.518	138.017	140.535	1.82	0.44		2.22		122		45		72		10,074
Class R2:	6/30/16	#	2.820		0.411		2.409		4.377	6.786	192.583	199.369	3.52 [c]	0.43	[d]	2.51	[d]	50	[c]	28	[c]	24		4,744
	12/31/15	[g]	3.229		0.560		2.669		(11.025)	(8.356)	200.939	192.583	(4.16)[c]	0.42	[d]	1.99	[d]	115		57		25		4,750
Class R3:	6/30/16	#	2.823		0.309		2.514		4.384	6.898	192.714	199.612	3.58 [c]	0.32	[d]	2.62	[d]	50	[c]	28	[c]	30		6,079
	12/31/15	[g]	3.230		0.427		2.803		(11.028)	(8.225)	200.939	192.714	(4.09)[c]	0.32	[d]	2.09	[d]	115		57		31		5,984

			Selected per accumulation unit data											Ratios and supplemental data
			Gain (loss) from investment operations
								Net realized						Ratios to average net assets						Accumulation
	For the period or year ended		Investment income	[a]	Expenses[a]	Net investment income (loss	)[a]	& unrealized gain (loss) on total investments	Net change in accumulation unit value	Accumulation unit value beginning of period	Accumulation unit value end of period	Total return	[b]	Gross expenses		Expenses net of TIAA withholding		Net investment income (loss	)	units outstanding at end of period (in millions	)	Accumulation fund net assets (in millions	)[i]

MONEY MARKET ACCOUNT
Class R1:	6/30/16	#	$0.054		$0.054	$0.000		$0.000	$0.000	$25.534	$25.534	0.00%[c]		0.65%[d]		0.43%[d]		0.00%[d]		86		$ 2,205
	12/31/15	[h]	0.036		0.036	0.000		0.000	0.000	25.534	25.534	0.00		0.50		0.14		0.00		87		2,225
	12/31/14		0.029		0.029	0.000		0.000	0.000	25.534	25.534	0.00		0.39		0.11		0.00		441		11,261
	12/31/13		0.036		0.036	0.000		0.000	0.000	25.534	25.534	0.00		0.41		0.14		0.00		461		11,774
	12/31/12		0.044		0.044	0.000		0.000	0.000	25.534	25.534	0.00		0.42		0.17		0.00		458		11,701
	12/31/11		0.044		0.044	0.000		0.001	0.001	25.533	25.534	0.00		0.41		0.17		0.00		477		12,178
Class R2:	6/30/16	#	0.054		0.050	0.004		0.000	0.004	25.534	25.538	0.02	[c]	0.39	[d]	0.39	[d]	0.04	[d]	135		3,447
	12/31/15	[g]	0.030		0.030	0.000		0.000	0.000	25.534	25.534	0.00	[c]	0.40	[d]	0.17	[d]	0.00	[d]	137		3,507
Class R3:	6/30/16	#	0.054		0.041	0.013		0.000	0.013	25.534	25.547	0.05	[c]	0.28	[d]	0.32	[d]	0.11	[d]	214		5,460
	12/31/15	[g]	0.030		0.030	0.000		0.000	0.000	25.534	25.534	0.00	[c]	0.30	[d]	0.17	[d]	0.00	[d]	215		5,499

[a]	Based on average units outstanding.
[b]	Based on per accumulation unit data.
[c]	The percentages shown for this period are not annualized.
[d]	The percentages shown for this period are annualized.
[g]	Classes R2 and R3 commenced operations on April 24, 2015.
[h]	Prior to April 24, 2015, CREF offered only one class of units, which became Class R1 on that date.
[i]	Does not include annuity net assets.
#	Unaudited

80	2016 Semiannual Report ■ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ■ 2016 Semiannual Report	81

Notes to financial statements (unaudited)

College Retirement Equities Fund

Note 1—organization and significant accounting policies

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities, and other non-profit institutions by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”).

On April 24, 2015, CREF was converted from its one original class to three different classes, Class R1, Class R2 and Class R3, and all existing participant balances as of that date were transferred to the class for which they were eligible. Eligibility requirements for each class are based either upon the amount of aggregate retirement plan assets a participant’s institution has invested in all CREF Accounts or, for participants not associated with a retirement plan, the type of product through which the CREF assets are held. These transfers have been reflected as such on the Statements of Changes in Net Assets. Each class differs by the allocation of class-specific expenses.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Accounts are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Accumulation Unit Value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and participant transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Security valuation: For all Accounts (other than the Money Market Account), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Account are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Accumulation and Annuity Funds: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from

82	2016 Semiannual Report ■ College Retirement Equities Fund

investment operations is apportioned between the funds based upon their relative daily net asset values. Annuitants bear the mortality risk under their contracts. Initial annuity payments are calculated based on the value of a participant’s accumulation on the last valuation day before the annuity start date, the income option chosen, an assumed annual investment return, and expense and mortality assumptions. Annuity payments vary after the initial payment based on investment performance, Account expenses, and mortality experience. Death benefits are paid to beneficiaries if the annuitant dies during the accumulation period, or during the annuity period while payments are still due for the remainder of a guaranteed period.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Accounts determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Accounts estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of an Account are allocated on a pro rata basis to each class, except for administrative service fees and distribution fees, which are unique to each class of each Account. Most expenses of CREF can be directly attributed to an Account or class. Expenses that cannot be directly attributed are allocated based upon the average net assets of each Account or class.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Income taxes: CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. CREF should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. CREF files income tax returns in U.S. federal and applicable state jurisdictions. CREF’s federal income tax return is generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Accounts’

College Retirement Equities Fund ■ 2016 Semiannual Report	83

Notes to financial statements (unaudited)

tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Accounts’ financial statements.

Foreign taxes: The Accounts may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Accounts will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Accounts invest.

Trustee compensation: The Accounts pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Accounts until paid. Amounts payable to the trustees for compensation are included in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New rule issuance: In July 2014, the Commission issued Final Rule Release No. 33-9616, Money Market Account Reform; Amendments to Form PF, which amends the rules governing money market accounts. The final amendments impose different implementation dates for the changes that certain money market accounts will need to make. As a result of these amendments, the CREF Board has approved the conversion of the Money Market Account to a “government money market fund.” The conversion will be effective on or before October 14, 2016.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

84	2016 Semiannual Report ■ College Retirement Equities Fund

continued

Certain portfolio investments that are measured at fair value using the net asset value per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statements of Assets and Liabilities. As of June 30, 2016, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Accounts’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Accounts’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities, including equity-linked notes, will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

The Money Market Account: The Money Market Account’s portfolio securities are valued on an amortized cost basis. Money market investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

College Retirement Equities Fund ■ 2016 Semiannual Report	85

Notes to financial statements (unaudited)

Forward foreign currency contracts: Forward foreign currency contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended June 30, 2016, there were no material transfers between levels by the Accounts.

As of June 30, 2016, 100% of the value of investments in the Inflation-Linked Bond and Money Market Accounts were valued based on Level 2 inputs.

The following table summarizes the market value of the Accounts’ investments as of June 30, 2016, based on the inputs used to value them (dollar amounts are in thousands):

Account	Level 1	Level 2	Level 3	Total
Stock
Equity investments:
Consumer discretionary	$10,401,343	$4,376,557	$3	$14,777,903
Consumer staples	7,109,977	3,646,256	871	10,757,104
Energy	5,501,110	2,010,051	1	7,511,162
Financials	12,190,486	7,706,202	3,295	19,899,983
Health care	10,764,650	3,010,404	283	13,775,337
Industrials	8,245,441	3,965,996	1,860	12,213,297
Information technology	15,296,435	2,873,839	36	18,170,310
Materials	2,681,571	2,445,351	6,039	5,132,961
Telecommunication services	1,947,854	1,422,856	497	3,371,207
Utilities	2,821,120	1,071,079	166	3,892,365
Corporate bonds	—	—	455	455
Government bonds	—	310	—	310
Short-term investments	—	4,905,382	—	4,905,382
Purchased options**	1,685	—	—	1,685
Written options**	(1,196)	—	—	(1,196)
Futures contracts**	8,287	—	—	8,287
Total	$76,968,763	$37,434,283	$13,506	$114,416,552

86	2016 Semiannual Report ■ College Retirement Equities Fund

continued

Account	Level 1	Level 2	Level 3	Total
Global Equities
Equity investments:
Asia	$—	$1,444,931	$—	$1,444,931
Australasia	—	337,394	2	337,396
Europe	71,723	3,197,894	—	3,269,617
North America	10,534,237	634,329	—	11,168,566
All other equity investments*	177,740	1,308,257	14	1,486,011
Short-term investments	—	594,868	—	594,868
Written options**	(22)	—	—	(22)
Futures contracts**	(585)	—	—	(585)
Total	$10,783,093	$7,517,673	$16	$18,300,782
Growth
Equity investments:
Consumer discretionary	$4,680,091	$115,044	$—	$4,795,135
Consumer staples	1,706,724	46,964	—	1,753,688
Health care	3,279,504	60,887	—	3,340,391
Information technology	6,481,377	50,882	—	6,532,259
All other equity investments*	4,393,486	—	—	4,393,486
Short-term investments	435,291	150,229	—	585,520
Futures contracts**	1,975	—	—	1,975
Total	$20,978,448	$424,006	$—	$21,402,454
Equity Index
Equity investments:
Financials	$2,907,386	$—	$72	$2,907,458
Health care	2,313,826	—	17	2,313,843
Industrials	1,718,514	—	119	1,718,633
Telecommunication services	434,225	—	118	434,343
All other equity investments*	9,010,543	—	—	9,010,543
Short-term investments	531,235	13,193	—	544,428
Futures contracts**	57	—	—	57
Total	$16,915,786	$13,193	$326	$16,929,305
Bond Market
Bank loan obligations	$—	$85,524	$—	$85,524
Corporate bonds	—	4,814,983	—	4,814,983
Government bonds	—	6,942,110	—	6,942,110
Structured assets	—	1,990,878	5,815	1,996,693
Preferred Stocks	8,920	—	—	8,920
Short-term investments	—	1,260,408	—	1,260,408
Forward foreign currency contracts**	—	(956)	—	(956)
Total	$8,920	$15,092,947	$5,815	$15,107,682

College Retirement Equities Fund ■ 2016 Semiannual Report	87

Notes to financial statements (unaudited)

Account	Level 1	Level 2	Level 3	Total
Social Choice
Equity investments:
Consumer discretionary	$712,201	$287,481	$—	$999,682
Consumer staples	465,296	243,054	—	708,350
Energy	408,463	137,056	—	545,519
Financials	1,077,363	604,746	—	1,682,109
Health care	834,195	270,758	—	1,104,953
Industrials	517,979	317,060	—	835,039
Information technology	1,109,180	114,622	—	1,223,802
Materials	219,926	175,693	—	395,619
Telecommunication services	128,105	124,083	—	252,188
Utilities	186,375	107,958	—	294,333
Bank loan obligations	—	71,631	—	71,631
Corporate bonds	—	1,402,746	—	1,402,746
Government bonds	—	3,261,724	—	3,261,724
Structured assets	—	496,450	447	496,897
Short-term investments	—	799,556	—	799,556
Total	$5,659,083	$8,414,618	$447	$14,074,148
*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the Summary portfolio of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Accounts value derivatives at fair value.

At June 30, 2016, the following Accounts have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities (dollar amounts are in thousands):

	Asset derivatives		Liabilities derivatives
		Fair value		Fair value
Derivative contracts	Location	amount	Location	amount
Stock Account
Equity contracts	Futures contracts*	$8,287	Written options	$(1,196)
Equity contracts	Portfolio investments	1,685
Global Equities Account
Equity contracts	Futures contracts*	(585)	Written options	(22)
Growth Account
Equity contracts	Futures contracts*	1,975
Equity Index Account
Equity contracts	Futures contracts*	57
Bond Market Account
Foreign exchange contracts			Forward foreign currency contracts	(956)
*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statements of Assets and Liabilities is only the receivable for variation margin on open futures contracts.

88	2016 Semiannual Report ■ College Retirement Equities Fund

continued

For the period ended June 30, 2016, the effect of derivative contracts on the Accounts’ Statements of Operations was as follows (dollar amounts are in thousands):

			Change in
			unrealized
		Realized	appreciation
Derivative contracts	Location	gain (loss)	(depreciation )
Stock Account
Equity contracts	Futures contracts	$11,618	$8,291
Equity contracts	Purchased options	1,432	(9,974)
Equity contracts	Written options	1,764	(74)
Global Equities Account
Equity contracts	Futures contracts	435	(694)
Equity contracts	Written options	—	17
Growth Account
Equity contracts	Futures contracts	(2,861)	1,928
Equity Index Account
Equity contracts	Futures contracts	2,080	128
Bond Market Account
Foreign exchange contracts	Forward foreign currency contracts	—	(956)

Futures contracts: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. The Accounts use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Accounts since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the period ended June 30, 2016, the Stock Account, Global Equities Account, Growth Account, and Equity Index Account had exposure to futures contracts, based on underlying notional values, generally between 0% and 1% of net assets.

College Retirement Equities Fund ■ 2016 Semiannual Report	89

Notes to financial statements (unaudited)

At June 30, 2016, the Accounts held the following open futures contracts (dollar amounts are in thousands):

		Number	Settlement	Expiration	Unrealized
Account	Futures contracts	of contracts	value	date	gain (loss )
Stock	S&P 500 Index E-Mini	3,230	$337,567	September 2016	$8,089
	S&P Mid-Cap 400 E-Mini	79	11,795	September 2016	(213)
	Russell 2000 Mini Index	197	22,604	September 2016	411
Total		3,506	$371,966		$8,287
Global Equities	S&P 500 Index E-Mini	616	64,378	September 2016	(585)
Growth	S&P 500 Index E-Mini	650	67,932	September 2016	1,975
Equity Index	S&P 500 Index E-Mini	46	4,807	September 2016	57

Options: Certain Accounts are subject to equity price risk in the normal course of pursuing their investment objectives. To manage the risk, the Accounts may invest in both equity and index options. The Accounts use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put equity options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Index options are written or purchased options in which the underlying investment is a specified index. The exercise of an index option will not result in the physical delivery of the underlier, but a cash transfer of the difference between the settlement price of the underlier and the strike price of the option. Purchased options are included in the summary portfolio of investments, and written options are separately reflected as a liability in the Statements of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and losses that may exceed amounts recognized on the Statements of Assets and Liabilities. During the period ended June 30, 2016, the Stock Account and Global Equities Account had exposure to options, based on underlying nominal values, generally between 0% and 1% of net assets.

Purchased options outstanding as of June 30, 2016 were as follows (dollar amounts are in thousands):

	Number of contracts	Value
Stock Account
Apple, Inc, Call, 7/15/16 at $115	530	$1
Apple, Inc, Call, 7/15/16 at $125	30	—
Humana, Inc, Call, 1/20/17 at $200	10	15
S&P 500 Index, Call, 7/15/16 at $2175	50	3
S&P 500 Index, Call, 7/29/16 at $2175	20	4
S&P 500 Index, Call, 12/16/16 at $2225	45	87
S&P 500 Index, Put, 9/16/16 at $1700	3,000	1,575
Total	3,685	$1,685

90	2016 Semiannual Report ■ College Retirement Equities Fund

continued

Written options outstanding as of June 30, 2016 were as follows (dollar amounts are in thousands):

	Number of contracts	Value
Stock Account
Advanced Micro Devices, Inc, Call, 7/8/16 at $5.50	780	$(5)
Advanced Micro Devices, Inc, Call, 7/8/16 at $6	780	(2)
Albemarle Corp, Put, 7/15/16 at $72.50	20	(1)
Apple, Inc, Call, 7/15/16 at $120	1,060	(1)
Best Buy Co, Inc, Call, 9/16/16 at $37.55	15	—
Best Buy Co, Inc, Call, 12/16/16 at $40	10	—
Express Scripts Holding Co, Put, 7/15/16 at $71	20	(1)
Humana, Inc, Put, 1/20/17 at $140	10	(9)
Humana, Inc, Call, 1/20/17 at $220	10	(7)
Office Depot, Inc, Put, 7/15/16 at $5	50	(8)
S&P 500 Index, Call, 7/15/16 at $2100	30	(55)
S&P 500 Index, Call, 9/16/16 at $2275	125	(10)
S&P 500 Index, Call, 12/16/16 at $2250	300	(417)
S&P 500 Index, Call, 12/16/16 at $2275	250	(175)
S&P 500 Index, Call, 12/16/16 at $2300	450	(248)
S&P 500 Index, Call, 12/16/16 at $2325	210	(63)
S&P 500 Index, Call, 12/16/16 at $2350	50	(10)
S&P 500 Index, Put, 7/15/16 at $1950	25	(5)
S&P 500 Index, Put, 7/29/16 at $1900	25	(8)
S&P 500 Index, Put, 8/12/16 at $1875	25	(14)
S&P 500 Index, Put, 12/16/16 at $1800	53	(153)
Signet Jewelers Ltd, Call, 7/15/16 at $90	10	—
Signet Jewelers Ltd, Call, 7/15/16 at $95	15	—
Signet Jewelers Ltd, Call, 7/15/16 at $100	15	—
Signet Jewelers Ltd, Put, 7/15/16 at $90	5	(4)
Tesla Motors, Inc, Put, 7/1/16 at $180	10	—
Western Digital Corp, Call, 7/15/16 at $52	20	—
Total	4,373	$(1,196)
Global Equities Account
Advanced Micro Devices, Inc, Call, 7/8/16 at $5.50	2,400	$(17)
Advanced Micro Devices, Inc, Call, 7/8/16 at $6	2,400	(5)
Total	4,800	$(22)

College Retirement Equities Fund ■ 2016 Semiannual Report	91

Notes to financial statements (unaudited)

Transactions in written options and related premiums received during the period ended June 30, 2016 were as follows (dollar amounts are in thousands):

	Number of contracts	Premiums
Stock Account
Outstanding at beginning of period	—	$—
Written	28,113	4,800
Purchased	(1,820)	(822)
Exercised	(7,351)	(494)
Expired	(14,569)	(2,363)
Outstanding at end of period	4,373	$1,121
Global Equities Account
Outstanding at beginning of period	—	$—
Written	4,800	38
Purchased	—	—
Exercised	—	—
Expired
Outstanding at end of period	4,800	$38

Forward foreign currency contracts: Certain Accounts are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Accounts use forward foreign currency contracts (“forwards”), including Non-Deliverable forwards (“NDFs”), to, among other things, hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies. Forwards are over-the-counter (“OTC”) commitments that involve an obligation to purchase or sell a fixed amount of a specific currency on a future date at a locked exchange rate. NDFs allow hedging of currencies where government regulations restrict foreign access to local currency or the parties want to compensate for risk without a physical exchange of funds. Forwards are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded as appreciation or depreciation in the Statements of Assets and Liabilities. The Accounts realize gains and losses at the time the forward is closed. Realized and unrealized gains and losses are included in the Statements of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts; from unanticipated movements in the value of a foreign currency relative to the U.S. dollar; and that losses may exceed amounts recognized on the Statements of Assets and Liabilities. During the period ended June 30, 2016, the Bond Market Account had exposure to forwards, based on underlying nominal values, generally between 0% and 1%.

92	2016 Semiannual Report ■ College Retirement Equities Fund

continued

At June 30, 2016, the Accounts held the following open forward contracts (dollar amounts are in thousands):

					Unrealized
		Contract			appreciation
Account	Counterparty	settlement date	Receive	Deliver	(depreciation )
Bond Market	Bank of America	7/29/2016	$22,169	EUR 20,000	$(50)
	Bank of America	7/29/2016	33,225	EUR 30,000	(104)
	Bank of America	7/29/2016	1,250	DKK 8,436	(10)
	Bank of America	7/29/2016	7,285	KRW 8,610,174	(180)
	Bank of America	7/29/2016	1,761	THB 62,103	(6)
	Total				$(350)
	JPMorgan Chase	7/29/2016	$1,963	MXN 37,722	$(94)
	JPMorgan Chase	7/29/2016	5,512	MYR 22,740	(190)
	JPMorgan Chase	7/29/2016	643	SGD 872	(4)
	JPMorgan Chase	7/29/2016	1,626	ZAR 25,326	(83)
	Total				$(371)
	Morgan Stanley	7/29/2016	$8,659	AUD 11,793	$(126)
	Morgan Stanley	7/29/2016	9,395	CAD 12,307	(132)
	Morgan Stanley	7/29/2016	788	COP 2,421,774	(35)
	Morgan Stanley	7/29/2016	533	EUR 481	(1)
	Morgan Stanley	7/29/2016	23,784	EUR 21,475	(75)
	Morgan Stanley	7/29/2016	7,298	EUR 6,583	(16)
	Morgan Stanley	7/29/2016	23,181	GBP 17,382	35
	Morgan Stanley	7/29/2016	37,076	JPY 3,803,876	207
	Morgan Stanley	7/29/2016	1,819	NOK 15,654	(52)
	Morgan Stanley	7/29/2016	1,005	NZD 1,432	(16)
	Morgan Stanley	7/29/2016	903	PLN 3,660	(24)
	Total				$(235)
Total					$(956)

Abbreviation(s):
AUD	Australian Dollar
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thailand Baht
ZAR	South African Rand

College Retirement Equities Fund ■ 2016 Semiannual Report	93

Notes to financial statements (unaudited)

Note 4—investment adviser and affiliates

Investment advisory services for the Accounts are provided by TIAA-CREF Investment Management, LLC (“TCIM”) in accordance with an Investment Management Services Agreement. TCIM is a registered investment adviser and a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), a companion organization of CREF. Investment management expenses generally include investment management, portfolio accounting and custodial services and are the same across all classes of an Account.

Administrative services are provided to the Accounts by TIAA, pursuant to an Administrative Services Agreement with CREF. Distribution functions are provided to the Accounts by TIAA-CREF Individual & Institutional Services, LLC (“Services”), a wholly owned subsidiary of TIAA, pursuant to a Principal Underwriting and Distribution Services Agreement with CREF and the Rule 12b-1 plan. Teachers Personal Investors Services, Inc. (“TPIS”), a wholly owned subsidiary of TIAA, may also provide distribution functions for the Accounts on a limited basis. Participants invested in a particular CREF Account will be subject to different administrative and distribution expenses depending upon the class of the Account they own.

TIAA charges a mortality and expense charge of 0.005% to guarantee that CREF participants transferring Accounts to TIAA for the immediate purchase of lifetime payout annuities will not be charged more than the rate stipulated in the CREF contract. This charge is the same across all Accounts and classes.

The services provided by TCIM, Services, TPIS, and TIAA are provided to CREF at cost, and CREF also reimburses TCIM, Services, TPIS, and TIAA for certain third party expenses and trustee fees paid on its behalf. Payments from the CREF Accounts are made on a daily basis according to formulas established each year with the objective of keeping the estimated expenses as close as possible to each Account’s actual expenses. Any differences between actual expenses and the estimated expenses remitted are adjusted.

As of June 30, 2016, the following table represents the effective expense deductions as an annual percentage of average daily net assets to approximate the costs that CREF incurred:

	Investment management fee	Administrative service fee			Distribution fee
Account	All classes	Class R1	Class R2	Class R3	Class R1	Class R2	Class R3
Stock	0.137%	0.444%	0.261%	0.179%	0.167%	0.085%	0.060%
Global Equities	0.146	0.441	0.262	0.180	0.167	0.086	0.061
Growth	0.066	0.439	0.262	0.180	0.166	0.086	0.061
Equity Index	0.026	0.439	0.262	0.180	0.166	0.086	0.061
Bond Market	0.103	0.443	0.262	0.181	0.167	0.086	0.061
Inflation-Linked Bond	0.044	0.444	0.263	0.181	0.167	0.086	0.061
Social Choice	0.075	0.443	0.263	0.181	0.167	0.086	0.061
Money Market	0.038	0.441	0.262	0.180	0.166	0.086	0.061

94	2016 Semiannual Report ■ College Retirement Equities Fund

continued

For the period ended June 30, 2016, TIAA withheld (“waived”) a portion of the distribution Rule 12b-1 and as necessary, administrative expenses for the Money Market Account totaling $2,484,000 for Class R1, $220,000 for Class R2 and $0 for Class R3. The withholding of expenses is voluntary in nature and can be discontinued at any time without notice, and TIAA will terminate the waiver by April 14, 2017. Any expenses waived after October 1, 2010 are subject to possible recovery by TIAA from the Account for three years after the waiver. TIAA may recover from the Account a portion of the amounts waived at such time as the class’s daily yield would be positive absent the effect of the waiver, and in such event the amount of recovery on any day will be approximately 25% of the class’s yield (net of all expenses) on that day. As a result of the conversion, previously recoverable amounts have been allocated to the newly formed classes, using conversion date April 24, 2015 end of day net assets. For the six-months ended June 30, 2016, TIAA recovered previously waived expenses from the Account of $208,000 for Class R2 and $1,013,000 for Class R3. As of June 30, 2016, the cumulative amount of expenses waived subject to recovery is $21,466,000 for Class R1, $24,161,000 for Class R2 and $34,793,000 for Class R3. The amounts waived and recovered during the current period are disclosed on the Statements of Operations.

Amounts owed to Account affiliates for payment of Account expenses, payments for units purchased, and receipt for units sold are disclosed as due to/from affiliates on the Statements of Assets and Liabilities. Account expenses owed to affiliates are reflected in the Statements of Operations.

The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended June 30, 2016, the Accounts engaged in the following security transactions with affiliated entities (dollar amounts are in thousands):

Account	Purchases	Sales	Realized gain (loss)
Stock	$223,094	$839,194	$39,908
Global Equities	150,860	139,480	3,680
Growth	77,997	194,285	54,670
Equity Index	2,749	10,661	4,439
Bond Market	55,642	—	—
Social Choice	29,450	12,183	5,162

College Retirement Equities Fund ■ 2016 Semiannual Report	95

Notes to financial statements (unaudited)	continued

Companies in which an Account holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Account, pursuant to the 1940 Act. Information regarding transactions with affiliate companies is as follows (dollar amounts are in thousands):

Issue	Value at December 31, 2015		Purchase cost	Sales proceeds	Realized gain (loss)	Dividend income	Shares at June 30, 2016		Value at June 30, 2016
Stock Account
Container Store Group, Inc	$ —	*	$17,757	$6,373	$1,446	$—	3,134,147		$16,768
Olin Corp	165,438		42,658	100,956	8,389	3,349	—	**	—	**
	$165,438		$60,415	$107,329	$9,835	$3,349			$16,768
Growth Account
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$533,631		$50,059	$148,399	$—	$—	435,291,380		$435,291
Equity Index Account
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$572,035		$124,059	$164,859	$—	$—	531,235,069		$531,235

*	Not an affiliate investment as of December 31, 2015.
**	Not an affiliate investment as of June 30, 2016.

Note 5—investments

Securities lending: Certain Accounts may lend their securities to qualified institutional borrowers to earn additional income. An Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of Assets and Liabilities. As of June 30, 2016, securities lending transactions (with the exception of the Social Choice Account) are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. For the Social Choice Account, all loans from securities lending transactions are continuous, can be recalled at any time, and have no set maturity, with $200,973,000 of equity securities pledged as collateral and $128,634,000 of fixed income securities pledged as collateral. Securities lending income recognized by the Accounts consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statements of Operations. In lending its securities, an Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

Repurchase agreements: Each Account may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Account’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Account will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Account maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time an Account enters into such transactions, it is required to have segregated assets with

96	2016 Semiannual Report ■ College Retirement Equities Fund	College Retirement Equities Fund ■ 2016 Semiannual Report	97

Notes to financial statements (unaudited)

a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Accounts (other than the Money Market Account) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index.

Mortgage dollar roll transactions: Some of the Accounts may enter into mortgage dollar rolls in which an Account sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, an Account forgoes principal and interest paid on the securities. The Account is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Account maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At June 30, 2016, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows (dollar amounts are in thousands):

	Gross	Gross	Net unrealized
	unrealized	unrealized	appreciation
Account	appreciation	(depreciation)	(depreciation)
Stock	$11,799,053	$(6,761,630)	$5,037,423
Global Equities	1,808,151	(1,109,551)	698,600
Growth	3,789,953	(659,607)	3,130,346
Equity Index	7,882,137	(694,215)	7,187,922
Bond Market	486,041	(92,344)	393,697
Inflation-Linked Bond	449,404	(18,113)	431,291
Social Choice	2,154,455	(452,224)	1,702,231

98	2016 Semiannual Report ■ College Retirement Equities Fund

concluded

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Accounts for the period ended June 30, 2016 were as follows (dollar amounts are in thousands):

						Inflation-
		Global		Equity	Bond	Linked	Social
	Stock	Equities	Growth	Index	Market	Bond	Choice
	Account	Account	Account	Account	Account	Account	Account
Purchases:
Non-Government	$31,433,220	$6,570,542	$6,004,895	$422,452	$2,576,227	$—	$1,972,330
Government	—	—	—	—	16,366,899	1,012,370	4,643,699
Total Purchases	$31,433,220	$6,570,542	$6,004,895	$422,452	$18,943,126	$1,012,370	$6,616,029
Sales:
Non-Government	$34,909,733	$6,785,663	$6,511,683	$760,508	$2,267,346	$—	$2,204,376
Government	—	—	—	—	16,060,512	1,112,429	4,592,831
Total Sales	$34,909,733	$6,785,663	$6,511,683	$760,508	$18,327,858	$1,112,429	$6,797,207

Note 6—line of credit

Each of the Accounts, except the Money Market Account, participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of participant withdrawals. The current facility was entered into on June 21, 2016 expiring on June 20, 2017, replacing the previous facility, which expired June 2016. Certain affiliated accounts and mutual funds, each of which is managed by TCIM, or an affiliate of TCIM, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Accounts are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended June 30, 2016, there were no borrowings under this credit facility by the Accounts.

Note 7—indemnification

In the normal course of business, each Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. An Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Accounts’ organizational documents, the trustees and officers of the Accounts are indemnified against certain liabilities that may arise out of their duties to the Accounts. However, based on experience, the Accounts expect the risk of loss due to these warranties and indemnities to be unlikely.

College Retirement Equities Fund ■ 2016 Semiannual Report	99

Board renewal of investment management agreement (unaudited)

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the College Retirement Equities Fund (“CREF”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between TIAA-CREF Investment Management, LLC (“TCIM”) and CREF on behalf of each of its accounts (the “Accounts”). Under the Agreement, TCIM is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Accounts.

Most investment companies that are registered under the Investment Company Act of 1940 (the “1940 Act”) enter into investment management agreements that are subject to Section 15(c) of the 1940 Act. This provision provides, in part, that, after an initial period of up to two years, the investment management agreement will remain in effect only if a fund’s board, including a majority of those trustees who have no direct or indirect interest in the agreement, and who are not “interested persons” of the fund, as that term is defined in the 1940 Act, annually renews the agreement. CREF’s Agreement with TCIM is not subject to this requirement due to its unique “at-cost” structure under which TCIM provides services to CREF on an at-cost basis. Nevertheless, the Board determined that it would conduct an annual review of the Agreement, as described below, in a manner generally consistent with relevant 1940 Act requirements.

Overview of the renewal process

The Board held meetings on March 10, 2016 and March 24, 2016, at which it considered the annual renewal of the Agreement with respect to each Account using the process established by the Board. As part of this process, the Board delegated certain tasks to its Operations Committee and other Committees of the Board. Among these tasks, the Operations Committee worked with TCIM, other Board members and legal counsel to the Trustees to develop guidelines and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals. The Operations Committee also worked with TCIM to schedule and report on various follow-up items throughout the prior year that were requested by the Committee and the Board during the 2015 renewal process. During a series of meetings held prior to the March 10 and March 24, 2016 Board meetings, the Operations Committee, along with other Committees, as applicable, reviewed such guidelines and follow-up requests in consultation with TCIM representatives and input from other Trustees, legal counsel to the Trustees and legal counsel to TCIM and CREF, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to the Board with respect to each Account by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., which is an independent provider of investment company data. Broadridge is widely recognized as a leading provider of

100	2016 Semiannual Report ■ College Retirement Equities Fund

comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Board, Broadridge produced, among other information, performance and expense comparison data regarding each Account, including data relating to each Account’s estimated management expense rates, total expense ratios, short-term and long-term investment performance, portfolio turnover rates and brokerage commission costs (as applicable). Broadridge also compared this data, as relevant, for each Account against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies that underlie variable insurance products, each of which was selected by Broadridge independent of any input from TCIM or the Board, and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Broadridge summarized and the Board reviewed the methodologies it employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board perform its review. Broadridge also represented that the purpose of its materials is to provide an unbiased view of each Account’s relative position regarding the level of fees, expenses and total return performance against a competitive peer group and universe (as applicable) identified by Broadridge (and not TCIM or the Board).

In advance of the Board meetings held on March 10 and March 24, 2016, legal counsel for the Trustees requested on behalf of the Board, and TCIM provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Account. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to each Account’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of the performance of each Account that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Account’s performance during that period; (2) a description of any expenses that were withheld during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Account’s estimated expense rate under the Agreement to the fee rates of any other comparable accounts managed by TCIM or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TCIM or its affiliates due to their relationship with the Accounts aside from TCIM’s direct fee payments pursuant to the Agreement; (5) information regarding TCIM’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by TCIM in connection with rendering services to the Accounts; (6) a copy of the Agreement and certain related agreements between the Accounts and affiliates of

College Retirement Equities Fund ■ 2016 Semiannual Report	101

Board renewal of investment management agreement (unaudited)

TCIM; (7) a copy of TCIM’s Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (8) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also given the opportunity to ask questions and request additional information.

In considering whether to renew the Agreement with respect to each Account, the Board reviewed various factors with respect to the Account, including: (1) the nature, extent and quality of services provided or to be provided by TCIM to the Account; (2) the Account’s investment performance; (3) the costs of the services provided to the Account and CREF’s at-cost expense structure; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Account grows; (6) whether the estimated expenses set forth in the Agreement reflect any such economies of scale for the benefit of Account investors; (7) comparisons of services and estimated expense rates with any contracts entered into by TCIM with other clients to whom TCIM provides comparable services; and (8) any other benefits derived or anticipated to be derived by TCIM or its affiliates from their relationship with the Account. As a general matter, the Board viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for each Account, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis throughout the year in connection with the Board’s general oversight duties with respect to the Accounts. In this connection, the Board recognized that different Trustees could, and likely would, give different weight to different factors when evaluating the proposed renewal of the Agreement. The Trustees met in private sessions at which no TCIM representatives were present to discuss the proposed renewal of the Agreement for each Account. Further, at each regularly scheduled meeting of the Board, the Board receives and reviews, among other matters, information regarding each Account’s performance and the Board considered that the evaluation of TCIM’s services to the Accounts is an ongoing one. In addition, the Board received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process and certain other legal authorities.

While the Board considered the Agreement with respect to all Accounts, the Board received and considered Account-specific information and made its renewal determinations on an Account-by-Account basis. In deciding whether to renew the Agreement for each Account, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Account. At its meeting on March 24, 2016, the Board voted unanimously to renew the Agreement for each Account. Set forth below is a summary of the primary factors the Board considered with respect to each Account.

102	2016 Semiannual Report ■ College Retirement Equities Fund

continued

The nature, extent and quality of services

The Board considered the level and depth of knowledge of TCIM, including the professional experience and qualifications of its personnel. The Board also considered that TCIM is an experienced investment adviser that has managed the Accounts for many years. Investment professionals at TCIM, through an affiliate, also manage various accounts of the TIAA-CREF Funds, the TIAA-CREF Life Funds and TIAA Separate Account VA-1. Under the Agreement, TCIM is responsible for, among other duties: managing the assets of the Accounts, including conducting research, recommending investments and placing orders to buy and sell securities for the Accounts’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; and reporting on the investment performance of the Accounts to the Board on a regular basis. The Board considered that TCIM has carried out these responsibilities in a competent and professional manner. The Board also considered that TCIM has committed significant resources to supporting CREF and its Accounts. It also considered TCIM’s compliance program and resources and its compliance record with respect to the Accounts.

The Board also considered, among other factors, the performance of each of the Accounts, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by TCIM and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TCIM’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Board considered the investment performance of each Account, over the periods indicated in the Account-by-Account synopsis below. The Board considered each Account’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. The Board also reviewed the performance of each Account before any reductions for fees or expenses. This analysis considered the impact of accumulation unit value rounding and excluded the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation on each Account’s performance as compared to the performance of its benchmark index. For detail regarding each Account’s performance, see the Account-by-Account synopsis below. The Board considered that, in those cases in which an Account had underperformed its benchmark, peer group or peer universe of mutual funds that underlie variable products for an extended period of time, TCIM had represented that it had taken or was planning to implement affirmative actions reasonably designed to enhance the Account’s investment performance, or TCIM had explained to the Board’s satisfaction that no such actions were necessary. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Account was reasonable or that appropriate actions had been or were being implemented.

College Retirement Equities Fund ■ 2016 Semiannual Report	103

Board renewal of investment management agreement (unaudited)

Costs and expenses

The Board considered the amounts charged by TCIM to each Account in 2015 and the estimated amounts to be charged by TCIM to each Account in 2016 (for the period May 1, 2016–April 30, 2017). This included investment advisory costs paid to TCIM, expressed in dollar terms and as a percentage of assets, as well as a reconciliation and analysis of those expenses. The Board considered that TCIM charges expenses “at cost” and these charges are adjusted at least quarterly to reflect the actual expenses incurred with respect to each Account during the most recent quarter. The Board considered the rationale for TCIM’s anticipated costs in providing services to CREF and considered whether these anticipated costs are reasonable in relation to the nature and quality of services provided by TCIM. The Board noted that, because TCIM provides its services on an at-cost basis under the arrangement outlined in the Agreement, there was no profit or loss data for the Board to consider.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to TCIM for its portfolio management and other functions, including the impact of operations related to Nuveen Investments on such resources, so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Board considered information regarding fees paid to other advisers for managing similar mutual funds, as analyzed by Broadridge. The Board determined that the management fee rate charged to an Account under the Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds that underlie variable insurance products. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds that underlie variable insurance products are set and potentially material differences between an Account and its comparable mutual funds that underlie variable insurance products. Additionally, the Board also considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Account’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Account were reasonable in relation to those charged by appropriate groups of comparable mutual funds that underlie variable insurance products.

Economies of scale

The Board considered that certain economies of scale are already integrated into each Account’s cost structure due to the at-cost expense arrangements pursuant to which TCIM renders investment advisory services to CREF. The Board also considered that, in certain circumstances, an increase in CREF assets can result in additional expenses being allocated to CREF pursuant to the cost allocation

104	2016 Semiannual Report ■ College Retirement Equities Fund

continued

methodologies that are used to calculate payments to be made by CREF pursuant to the at-cost expense arrangements.

Fee comparison with other TCIM clients

The Board considered that CREF is the only client of TCIM and, thus, TCIM has no comparable client accounts. The Board also considered information regarding portfolios managed by Teachers Advisors, Inc. (“TAI”), TCIM’s affiliate, which provides similar investment management services to other affiliated investment companies. In addition, TAI manages institutional client assets through a small number of unregistered commingled funds and separate accounts with similar investment strategies and investment staff as certain of the Accounts. The Board considered the schedule of management fee rates for each of these funds and accounts, and the management fee rates actually charged to clients with current separate accounts that are managed under similar investment strategies. The Board also considered that: TCIM and its affiliates render somewhat different services to CREF as compared to services rendered by TAI and its affiliates regarding the portfolios that TAI manages; and some of these other funds and accounts are offered through products that charge additional fees to their investors, are offered in different types of markets, are provided with different types or levels of services by TAI, target different types of investors, and/or are packaged with other products. The Board concluded that these factors, among others, reasonably explain different management fee rate schedules.

Other benefits

The Board also considered additional benefits to TCIM and its affiliates arising from the Agreement. For example, TCIM and its affiliates may benefit from the advisory relationship with the Accounts to the extent that this relationship results in potential investors viewing TIAA, of which TCIM is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TCIM and certain funds managed by TCIM or its affiliates may benefit from economies of scale to the extent they share resources and/or personnel. TCIM and the Accounts may also benefit from TCIM’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements.

Account-by-account factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Account. If an Account is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific expense and performance factors outlined below are based on Class R3 units of each Account. Because Class R3 generally has lower non-management expenses than the

College Retirement Equities Fund ■ 2016 Semiannual Report	105

Board renewal of investment management agreement (unaudited)

other classes of these Accounts, the expenses and performance of these other classes will differ from the expenses and performance shown for Class R3. Except as otherwise noted, all time periods referenced below are ended December 31, 2015. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category.

CREF Stock Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.150% of average daily net assets for the year ending April 30, 2017.
•	The Account’s actual investment management costs and total costs are each in the 1st quintile of the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”) and each in the 1st quintile of the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”).
•	The Account did not have a group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”). The Account was in the 2nd, 1st, 1st and 1st quintiles of the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for the one-, three-, five- and ten-year periods, respectively.
•	The Account received an Overall Morningstar Rating of 2 stars.

CREF Global Equities Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.140% of average daily net assets for the year ending April 30, 2017.
•	The Account’s actual investment management costs and total costs are each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Account did not have a Performance Group. The Account was in the 1st, 2nd, 3rd and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Account received an Overall Morningstar Rating of 4 stars.

CREF Growth Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.080% of average daily net assets for the year ending April 30, 2017.
•	The Account’s actual investment management costs and total costs are each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Account was in the 3rd, 3rd, 3rd and 2nd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Account was in the 1st, 2nd, 1st and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Account received an Overall Morningstar Rating of 4 stars.

106	2016 Semiannual Report ■ College Retirement Equities Fund

continued

CREF Equity Index Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.025% of average daily net assets for the year ending April 30, 2017.
•	The Account’s actual investment management costs and total costs are each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Account did not have a Performance Group. The Account was in the 2nd quintile of its Performance Universe for each of the one-, three-, five- and ten-year periods.
•	For the three-year period, the Account’s relative gross performance (meaning the Account’s performance without any reductions for fees or expenses, including the effect of NAV rounding and excluding the effects of fair valuation, foreign exchange, effective tax rates, securities lending and class action recoveries) as compared to its benchmark, the Russell 3000® Index, was 0 basis points. One basis point is equal to 0.01%.
•	The Account received an Overall Morningstar Rating of 3 stars.

CREF Bond Market Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.115% of average daily net assets for the year ending April 30, 2017.
•	The Account’s actual investment costs and total costs are each in the 1st quintile of its Expense Group and Expense Universe.
•	The Account was in the 1st, 2nd, 3rd and 4th quintiles of both its Performance Group and Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Account received an Overall Morningstar Rating of 3 stars.

CREF Inflation-Linked Bond Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.045% of average daily net assets for the year ending April 30, 2017.
•	The Account’s actual investment management costs and total costs are each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Account was in the 1st quintile of its Performance Group for each of the one-, three- and five-year periods, and ranked 2 out of 2 within its Performance Group for the ten-year period. The Account was in the 1st, 2nd, 3rd and 4th quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Account received an Overall Morningstar Rating of 3 stars.

College Retirement Equities Fund ■ 2016 Semiannual Report	107

Board renewal of investment management agreement (unaudited)	concluded

CREF Social Choice Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.085% of average daily net assets for the year ending April 30, 2017.
•	The Account’s actual investment management costs and total costs are each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Account was in the 3rd, 4th, 4th and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Account was in the 3rd, 2nd, 2nd and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Account received an Overall Morningstar Rating of 3 stars.

CREF Money Market Account

•	The Account is operated as an at-cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are expected to be 0.040% of average daily net assets for the year ending April 30, 2017.
•	The Account’s actual management costs and total costs are in the 1st and 4th quintiles of its Expense Group. The Account’s actual investment management costs and total costs are in the 1st and 3rd quintiles of its Expense Universe.
•	The Account was in the 3rd, 4th, 5th and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Account was in the 3rd quintile of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	In order to avoid a negative yield, CREF’s administrator, Teachers Insurance and Annuity Association of America (“TIAA”), has agreed to withhold administrative and distribution expenses attributable to the Account. Through December 31, 2015, the cumulative waived amounts exceeded $175 million. Under certain circumstances, a portion of these withheld amounts contractually may be recouped by TIAA if the Account’s yield becomes positive.
•	Money market funds are not rated by Morningstar.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Account.

108	2016 Semiannual Report ■ College Retirement Equities Fund

Additional information about index providers (unaudited)

Russell Indexes

The Russell 1000® Index, the Russell 1000 Growth Index and the Russell 3000® Index are trademarks/service marks of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The accounts are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the accounts nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular account or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. russell makes no representation, warranty or guarantee regarding the use or the results of use of the russell indexes or any data included therein, or any securities (or combination thereof) comprising the russell indexes. russell makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including without limitation, any warranty of merchantability or fitness for a particular purpose with respect to the russell index(es) or any data or any security (or combination thereof) included therein.

MSCI Indexes

The accounts are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service marks of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, Inc. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of these accounts or any other person or entity regarding the advisability of investing in accounts generally or in these accounts particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to these accounts or the issuer or owners of these accounts or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of these accounts or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of

College Retirement Equities Fund ■ 2016 Semiannual Report	109

Additional information about index providers (unaudited)	concluded

the MSCI parties is responsible for or has participated in the determination of the timing of, prices at, or quantities of these accounts to be issued or in the determination or calculation of the equation by or the consideration into which these accounts is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of these accounts or any other person or entity in connection with the administration, marketing or offering of these accounts.

although msci shall obtain information for inclusion in or for use in the calculation of the msci indexes from sources that msci considers reliable, none of the msci parties warrants or guarantees the originality, accuracy and/or the completeness of any msci index or any data included therein. none of the msci parties makes any warranty, express or implied, as to results to be obtained by the issuer of these accounts, owners of these accounts, or any other person or entity, from the use of any msci index or any data included therein. none of the msci parties shall have any liability for any errors, omissions or interruptions of or in connection with any msci index or any data included therein. further, none of the msci parties makes any express or implied warranties of any kind, and the msci parties hereby expressly disclaim all warranties of merchantability and fitness for a particular purpose, with respect to each msci index and any data included therein. without limiting any of the foregoing, in no event shall any of the msci parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

No purchaser, seller or holder of these securities, products or accounts, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote these securities without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

110	2016 Semiannual Report ■ College Retirement Equities Fund

How to reach us

TIAA website

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

TIAA.org

24 hours a day, 7 days a week

Automated telephone service

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800-842-2252

24 hours a day, 7 days a week

National contact center

Retirement saving and planning, income options and payments, beneficiary services and tax reporting

800-842-2252

8 a.m. to 10 p.m. (ET), Monday–Friday
9 a.m. to 6 p.m. (ET), Saturday

Planning and service center

TIAA-CREF mutual funds

800-223-1200

8 a.m. to 10 p.m. (ET), Monday–Friday

Insurance planning center

After-tax annuities and life insurance

For an existing policy or contract

800-223-1200

To apply for a new policy or contract

877-825-0411

8 a.m. to 8 p.m. (ET), Monday–Friday

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday
9 a.m. to 6 p.m. (ET), Saturday

TIAA Brokerage Services

Self-directed brokerage accounts for investing in stocks, bonds and mutual funds

800-927-3059

8 a.m. to 7 p.m. (ET), Monday–Friday

TIAA-CREF Trust Company, FSB

Asset management, trust administration, estate planning, planned giving and endowment management

888-842-9001

9 a.m. to 6 p.m. (ET), Monday–Friday

Advisor services

888-842-0318

8 a.m. to 7:30 p.m. (ET), Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit TIAA.org, or call 877-518-9161. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA Global Asset Management provides investment advice and portfolio management services through TIAA and over a dozen affiliated registered investment advisers. TIAA Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products. Insurance and annuity products are issued by TIAA-CREF Life Insurance Company, New York, NY. TIAA-CREF Trust Company, FSB provides trust services.

©2016 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206.

730 Third Avenue New York, NY 10017-3206	PRESORTED STANDARD U.S. POSTAGE PAID TIAA

Printed on paper containing recycled fiber

We’re fond of paper…in its original form. Switch to eDelivery at TIAA.org/eDelivery
C32474	A10939 (8/16)

730 Third Avenue New York, NY 10017-3206

Printed on paper containing recycled fiber
C32474	A10939 (8/16)

730 Third Avenue New York, NY 10017-3206

C32474	A10939 (8/16)

Item 2. Code of Ethics.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2016

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
BONDS - 0.0%

CORPORATE BONDS - 0.0%

CAPITAL GOODS - 0.0%
BRL	31,135	j,m	PDG Realty S.A. Empreendimentos e Participacoes	0.000%	09/19/16	$0	^
			TOTAL CAPITAL GOODS			0	^

DIVERSIFIED FINANCIALS - 0.0%
	$466,000	m	Asia Pacific Investment Partners	8.000	10/29/16	430
			TOTAL DIVERSIFIED FINANCIALS			430

FOOD, BEVERAGE & TOBACCO - 0.0%
BRL	800	m	Marfrig Global Foods S.A.	1.000	01/25/17	25
			TOTAL FOOD, BEVERAGE & TOBACCO			25

			TOTAL CORPORATE BONDS			455
			(Cost $520)

GOVERNMENT BONDS - 0.0%

U.S. TREASURY SECURITIES - 0.0%
	$300,000		United States Treasury Note	1.750	05/15/22	310
			TOTAL U.S. TREASURY SECURITIES			310

			TOTAL GOVERNMENT BONDS			310
			(Cost $302)

			TOTAL BONDS			765
			(Cost $822)

SHARES			COMPANY
COMMON STOCKS - 99.1%

AUTOMOBILES & COMPONENTS - 1.9%
	196,085		Actron Technology Corp			754
	271,500		Aisan Industry Co Ltd			1,757
	761,101		Aisin Seiki Co Ltd			31,002
	75,000	e	Akebono Brake Industry Co Ltd			146
	426,394	*	American Axle & Manufacturing Holdings, Inc			6,174
	535,424		Apollo Tyres Ltd			1,205
	55,954	e	ARB Corp Ltd			705
	62,865	*	Asahi India Glass Ltd			144
	3,620	e	Autoliv, Inc			389
	12,023		Autoneum Holding AG.			2,821
1

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
131,014		Bajaj Holdings and Investment Ltd	$5,234
34,619		Balkrishna Industries Ltd	340
309,579		Bayerische Motoren Werke AG.	22,530
10,946		Bayerische Motoren Werke AG. (Preference)	698
107,997		Bharat Forge Ltd	1,221
200,198		BorgWarner, Inc	5,910
11,498		Bosch Ltd	3,865
122,382		Brembo S.p.A.	6,741
892,842	e	Bridgestone Corp	28,693
4,912,135	e	Brilliance China Automotive Holdings Ltd	5,072
723,762	*,e	Byd Co Ltd	4,370
594,000		Calsonic Kansei Corp	4,514
22,000	*	Cayman Engley Industrial Co Ltd	113
47,734		Ceat Ltd	596
1,339,000	e	Chaowei Power Holdings Ltd	832
4,926,251		Cheng Shin Rubber Industry Co Ltd	10,387
288,000	*	China First Capital Group Ltd	222
1,502,000		China Motor Corp	1,139
7,783,357		Chongqing Changan Automobile Co Ltd	10,903
176,098		Cie Automotive S.A.	2,965
257,378		Compagnie Plastic-Omnium S.A.	7,195
171,261		Continental AG.	32,407
197,963	e	Cooper Tire & Rubber Co	5,903
76,515	*	Cooper-Standard Holding, Inc	6,044
35,341		Cub Elecparts, Inc	398
20,201		Dae Won Kang Up Co Ltd	82
82,200		Daido Metal Co Ltd	787
67,867	e	Daihatsu Motor Co Ltd	884
87,900		Daikyonishikawa Corp	1,113
1,046,298		Daimler AG. (Registered)	62,609
431,137	e	Dana Holding Corp	4,553
3,174,460		Delphi Automotive plc	198,721
537,501		Denso Corp	18,912
94,000		Depo Auto Parts Ind Co Ltd	287
17,958		Dong Ah Tire & Rubber Co Ltd	418
9,919,787	e	Dongfeng Motor Group Co Ltd	10,456
63,268	*,e	Dorman Products, Inc	3,619
2,125,500		Drb-Hicom BHD	476
87,551		Drew Industries, Inc	7,428
19,000		Eagle Industry Co Ltd	221
8,095		EDAG Engineering Group AG.	150
10,103		EGE Endustri VE Ticaret AS.	834
24,249		ElringKlinger AG.	477
88,682	e	Exedy Corp	1,899
2,154,524		Exide Industries Ltd	5,419
1,496,216		Faurecia	47,501
36,700		FCC Co Ltd	597
385,108		Federal Corp	165
78,559	*	Federal Mogul Corp (Class A)	653
110,480	e	Ferrari NV	4,535
726,793	e	Fiat DaimlerChrysler Automobiles NV	4,474
6,034,192		Ford Motor Co	75,850
2

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
151,761		Ford Otomotiv Sanayi AS	$1,615
52,352	*	Fox Factory Holding Corp	909
653,525		Fuji Heavy Industries Ltd	22,464
155,297		Futaba Industrial Co Ltd	731
5,361,202	e	Geely Automobile Holdings Ltd	2,924
40,684,487	*,m	General Motors Co	0
35,983,677	*,m	General Motors Co	0
6,062,000	*,m	General Motors Co	0
24,057,000	*,m	General Motors Co	0
722,689	*,e,m	General Motors Co	0
1,501,676		General Motors Co	42,497
7,950,000	*,m	General Motors Co	0
18,507,434	*,m	General Motors Co	0
85,268,000	*,e,m	General Motors Co	0
4,230,271	*,m	General Motors Co	0
26,439,191	*,m	General Motors Co	0
590,318	e	Gentex Corp	9,120
129,959	*	Gentherm, Inc	4,451
1,714,445		GKN plc	6,198
30,201		Global & Yuasa Battery Co Ltd	995
146,000	*	Global PMX Co Ltd	519
85,705		Goodyear Lastikleri Turk AS.	99
597,545		Goodyear Tire & Rubber Co	15,333
55,437		Grammer AG.	2,242
6,510,689	e	Great Wall Motor Co Ltd	5,443
77,800		G-Tekt Corp	951
6,588,861		Guangzhou Automobile Group Co Ltd	7,907
8,154		Halla Holdings Corp	435
80,629		Hanil E-Hwa Co Ltd	906
64,196		Hanil E-Wha Co Ltd	605
67,077		Hankook Tire Co Ltd	2,984
235,932		Hanon Systems	2,159
119,996	e	Harley-Davidson, Inc	5,436
77,359		Hero Honda Motors Ltd	3,654
47,000	*	Hiroca Holdings Ltd	168
1,615,591		Honda Motor Co Ltd	40,527
45,022	*	Horizon Global Corp	511
1,985,597		Hota Industrial Manufacturing Co Ltd	9,317
378,099		Hu Lane Associate, Inc	1,639
243,900	*	Hunan Tyen Machinery Co Ltd	127
65,375		Hwa Shin Co Ltd	418
14,356,000	*,e	Hybrid Kinetic Group Ltd	420
121,805		Hyundai Mobis	26,797
416,332		Hyundai Motor Co	49,248
57,119		Hyundai Motor Co Ltd (2nd Preference)	4,797
31,931		Hyundai Motor Co Ltd (Preference)	2,631
61,937		Hyundai Wia Corp	4,829
36,000		Iron Force Industrial Co Ltd	245
533,395		Isuzu Motors Ltd	6,570
1,221,079		Johnson Controls, Inc	54,045
101,200		Kasai Kogyo Co Ltd	918
781,896		Kayaba Industry Co Ltd	2,534
3

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
108,600		Keihin Corp	$1,676
1,310,189		Kenda Rubber Industrial Co Ltd	2,084
274,225		Kia Motors Corp	10,333
55,000		Kinugawa Rubber Industrial Co Ltd	416
57,536	*	Koito Manufacturing Co Ltd	2,649
1,171,650	*,e	Kongsberg Automotive ASA	767
8,160		Korea Autoglass Corp	147
110,751	*	Kumho Tire Co, Inc	921
151,000	*	Launch Tech Co Ltd	162
633,767		Lear Corp	64,492
27,719	e	Leoni AG.	761
96,336		Linamar Corp	3,432
39,000		Macauto Industrial Co Ltd	199
694,084	*	Magna International, Inc	24,364
546,681		Mahindra & Mahindra Ltd	11,612
73,704	*	Mahindra CIE Automotive Ltd	195
189,900		Mahle-Metal Leve S.A. Industria e Comercio	1,357
26,141		Mando Corp	4,964
173,856	e	Martinrea International, Inc	1,077
111,471		Maruti Suzuki India Ltd	6,930
1,487,868		Mazda Motor Corp	19,689
341,964	e	Metair Investments Ltd	473
107,385		Metaldyne Performance Group, Inc	1,477
24,801		MGI Coutier	563
433,183		Michelin (C.G.D.E.) (Class B)	40,823
628,000		Minth Group Ltd	2,028
29,600		Mitsuba Corp	319
609,717	e	Mitsubishi Motors Corp	2,815
112,360	*	Modine Manufacturing Co	989
336,800		Motherson Sumi Systems Ltd	1,453
10,426		Motonic Corp	76
44,429	*	Motorcar Parts of America, Inc	1,208
978		MRF Ltd	480
43,200	e	Musashi Seimitsu Industry Co Ltd	845
432,949	*	Nan Kang Rubber Tire Co Ltd	377
15,449		Nexen Corp	105
129,672		Nexen Tire Corp	1,491
2,512,000		Nexteer Automotive Group Ltd	2,299
127,344		NGK Spark Plug Co Ltd	1,922
213,709		NHK Spring Co Ltd	1,734
103,151	e	Nifco, Inc	5,408
43,000		Nippon Seiki Co Ltd	701
7,318,760		Nissan Motor Co Ltd	65,315
66,741		Nissan Shatai Co Ltd	669
189,900		Nissin Kogyo Co Ltd	2,432
65,539		NOK Corp	1,115
131,365		Nokian Renkaat Oyj	4,708
422,400	e	Pacific Industrial Co Ltd	3,871
358,947	*,e	Peugeot S.A.	4,302
137,913	e	Piaggio & C S.p.A.	242
7,800		Piolax Inc	364
165,812	e	Porsche AG.	7,664
4

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
110,500		Press Kogyo Co Ltd	$367
20,837,707		PT Astra International Tbk	11,748
35,450		Pyeong Hwa Automotive Co Ltd	376
8,576,000		Qingling Motors Co Ltd	2,666
49,600		Rassini SAB de C.V.	216
754,516		Renault S.A.	56,964
72,000		Riken Corp	222
41,526		S&T Daewoo Co Ltd	2,356
17,456		S&T Holdings Co Ltd	315
38,488		SAF-Holland S.A.	426
384,000	e	Sanden Corp	1,041
449,920	*	Sanyang Industry Co Ltd	290
2,064,049		Schaeffler AG.	27,263
7,074		Sejong Industrial Co Ltd	60
70,900		Showa Corp	398
72,443		SL Corp	909
96,313		Spartan Motors, Inc	603
1,696,900		Sri Trang Agro-Industry PCL (Foreign)	611
38,128	*	Ssangyong Motor Co	232
93,021	e	Standard Motor Products, Inc	3,700
188,587		Stanley Electric Co Ltd	4,028
66,788	*	Stoneridge, Inc	998
12,389	e	Strattec Security Corp	505
497,525		Sumitomo Electric Industries Ltd	6,585
576,573		Sumitomo Rubber Industries, Inc	7,719
55,018		Sundram Fasteners Ltd	152
33,112		Sungwoo Hitech Co Ltd	223
61,046		Superior Industries International, Inc	1,635
164,498		Suzuki Motor Corp	4,454
2,143,653		T RAD Co Ltd	3,687
22,200		Tachi-S Co Ltd	326
56,600		Taiho Kogyo Co Ltd	583
25,100	*,e	Takata Corp	97
2,050,722	*	Tata Motors Ltd	14,039
272,440	*	Tata Motors Ltd (DVR)	1,182
25,600		Teikoku Piston Ring Co Ltd	496
216,339	*	Tenneco, Inc	10,084
591,293	*,e,n	Tesla Motors, Inc	125,520
255,083	e	Thor Industries, Inc	16,514
4,122,000		Tianneng Power International Ltd	2,802
120,494		Tofas Turk Otomobil Fabrik	991
57,063		Tokai Rika Co Ltd	843
107,600	e	Tokai Rubber Industries, Inc	862
335,699		Tong Yang Industry Co Ltd	500
46,400		Topre Corp	988
56,401		Tower International, Inc	1,161
86,000		Toyo Tire & Rubber Co Ltd	938
59,915		Toyoda Gosei Co Ltd	1,067
130,700		Toyota Boshoku Corp	2,728
208,540		Toyota Industries Corp	8,292
5,656,941	*	Toyota Motor Corp	278,879
102,300		TS Tech Co Ltd	2,507
5

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
115,513		Tube Investments Of India	$832
60,089		Tung Thih Electronic Co Ltd	968
45,900		Tupy S.A.	169
245,324		TVS Motor Co Ltd	1,129
432,841		UMW Holdings BHD	617
39,700		Unipres Corp	639
15,103	e	Unique Fabricating, Inc	202
700,415		Valeo S.A.	31,094
254,648		Visteon Corp	16,758
120,932		Volkswagen AG.	16,031
141,294		Volkswagen AG. (Preference)	17,114
7,898		WABCO India Ltd	683
65,068	e	Winnebago Industries, Inc	1,491
23,878	*,e	Workhorse Group, Inc	164
440,000	*	Xinchen China Power Holdings Ltd	54
2,997,000		Xingda International Holdings Ltd	692
835,098	*,m	Xinyi Automobile Glass Hong Kong Enterprises Ltd	293
6,680,785		Xinyi Glass Holdings Co Ltd	4,942
102,844	e	Yamaha Motor Co Ltd	1,569
69,600	e	Yokohama Rubber Co Ltd	873
154,700		Yorozu Corp	2,168
595,187		Yulon Motor Co Ltd	508
80,000		Zhejiang Shibao Co Ltd	95
		TOTAL AUTOMOBILES & COMPONENTS	2,040,555

BANKS - 7.0%
34,612		1st Source Corp	1,121
1,095,030		77 Bank Ltd	3,832
217,355		Aareal Bank AG.	6,863
1,589,160	e,g	ABN AMRO Group NV (ADR)	26,127
3,975,171		Abu Dhabi Commercial Bank PJSC	6,574
18,693	e	Access National Corp	365
14,364	e	ACNB Corp	361
57,398,649		Agricultural Bank of China	21,090
6,100		Aichi Bank Ltd	258
2,367,190		Akbank TAS	6,785
308,000		Akita Bank Ltd	879
1,263,197		Albaraka Turk Katilim Bankasi AS	585
1,412,715	*	Aldermore Group plc	2,236
73,504	*	Alior Bank S.A.	978
396,528		Allahabad Bank	408
26,051	*,e	Allegiance Bancshares, Inc	648
1,002,056		Alliance Financial Group BHD	1,003
1,487,671	*	Alpha Bank AE	2,788
315,270	*,m	Amagerbanken AS	0
20,494		American National Bankshares, Inc	516
109,418		Ameris Bancorp	3,250
21,319	e	Ames National Corp	572
2,185,557	*	Amlak Finance PJSC	804
3,039,138		AMMB Holdings BHD	3,354
478,367		Andhra Bank	411
190,000	e	Aomori Bank Ltd	528
6

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
8,635,952		Aozora Bank Ltd	$29,958
73,698		Apollo Residential Mortgage	988
27,838		Arrow Financial Corp	843
807,600		Ashikaga Holdings Co Ltd	2,591
151,886	e	Associated Banc-Corp	2,605
225,734		Astoria Financial Corp	3,461
38,105	*,e	Atlantic Capital Bancshares, Inc	551
3,514,004	e	Australia & New Zealand Banking Group Ltd	64,025
19,329	*,e	Avenue Financial Holdings, Inc	380
165,721		Awa Bank Ltd	866
626,056		Axis Bank Ltd	4,975
317,632		Banc of California, Inc	5,749
528,642	*,e	Banca Carige S.p.A	217
32,264,721		Banca Intesa S.p.A.	61,455
5,794,052	e	Banca Intesa S.p.A. RSP	10,372
2,536,724	*,e	Banca Monte dei Paschi di Siena S.p.A	1,081
408,387		Banca Popolare dell’Emilia Romagna Scrl	1,499
12,007,247	e	Banca Popolare di Milano	4,936
1,002,162	e	Banca Popolare di Sondrio SCARL	2,576
19,507	e	Bancfirst Corp	1,177
206,162		Banche Popolari Unite Scpa	569
290,779		Banco ABC Brasil S.A.	1,183
3,480,839	e	Banco Bilbao Vizcaya Argentaria S.A.	19,943
1,018,321	*,e	Banco BPI S.A.	1,256
1,405,889	*	Banco Bradesco S.A.	11,821
4,864,766	*	Banco Bradesco S.A. (Preference)	38,133
67,429,962	*,e	Banco Comercial Portugues S.A.	1,366
19,360,614		Banco de Chile	2,075
60,638		Banco de Credito e Inversiones	2,620
2,225,990		Banco de Oro Universal Bank	5,318
1,365,571	e	Banco de Sabadell S.A.	1,808
1,788,932		Banco do Brasil S.A.	9,568
768,100		Banco do Estado do Rio Grande do Sul	2,042
16,063,377	*,m	Banco Espirito Santo S.A.	178
58,200	*,m	Banco Industrial e Comercial S.A.	150
6,713,011		Banco Itau Holding Financeira S.A.	63,320
132,859		Banco Latinoamericano de Exportaciones S.A. (Class E)	3,521
1,941,324	e	Banco Popolare SC	4,658
6,796,150	e	Banco Popular Espanol S.A.	8,832
969,048		Banco Santander Brasil S.A.	5,484
57,304,344		Banco Santander Chile S.A.	2,764
11,342,086	e	Banco Santander S.A.	44,015
928,429		BanColombia S.A. (Preference)	8,099
384,649		Bancorpsouth, Inc	8,728
118,800		Bangkok Bank PCL (ADR)	538
1,122,400		Bangkok Bank PCL (Foreign)	5,196
53,647		Bank Handlowy w Warszawie S.A.	977
1,087,379		Bank Hapoalim Ltd	5,478
2,184,031	*	Bank Leumi Le-Israel	7,668
398,031	*	Bank Millennium S.A.	472
142,891		Bank Mutual Corp	1,097
44,706,530		Bank of America Corp	593,256
7

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
836,319	*	Bank of Attica	$85
500,000		Bank of Baroda	1,146
126,398,170		Bank of China Ltd	50,800
1,227,000	e	Bank of Chongqing Co Ltd	948
22,977,946		Bank of Communications Co Ltd	14,617
1,194,344	e	Bank of East Asia Ltd	4,619
97,681		Bank of Georgia Holdings plc	3,421
82,172		Bank of Hawaii Corp	5,653
126,297,218	*	Bank of Ireland	26,036
32,900	e	Bank of Iwate Ltd	1,240
300,824		Bank of Kaohsiung	84
450,927		Bank of Kyoto Ltd	2,766
19,418	e	Bank of Marin Bancorp	939
980,333	*	Bank of Montreal	62,184
299,000	e	Bank of Nagoya Ltd	933
1,668,486		Bank of Nova Scotia	81,762
28,800	e	Bank of Okinawa Ltd	844
270,458		Bank of Queensland Ltd	2,158
243,541	e	Bank of Saga Ltd	529
207,204	e	Bank of the Ozarks, Inc	7,774
973,599		Bank of the Philippine Islands	2,016
186,200		Bank of the Ryukyus Ltd	1,854
134,996		Bank Pekao S.A.	4,713
13,775,571		Bank Rakyat Indonesia	11,335
34,452		Bank Zachodni WBK S.A.	2,304
59,591		BankFinancial Corp	714
1,818,648		Bankia S.A.	1,324
122,233	e	Bankinter S.A.	789
225,236		BankUnited	6,919
13,601	e	Bankwell Financial Group, Inc	300
77,857		Banner Corp	3,312
7,402		Banque Cantonale Vaudoise	4,956
1,004,000	e	Banregio Grupo Financiero SAB de C.V.	5,785
16,112	e	Bar Harbor Bankshares	566
428,320		Barclays Africa Group Ltd	4,201
28,719,072		Barclays plc	53,414
2,209,719		BB&T Corp	78,688
240,057		BBCN Bancorp, Inc	3,582
42,523	e	Bear State Financial, Inc	401
227,745		Bendigo Bank Ltd	1,649
292,393	*	Beneficial Bancorp, Inc	3,719
123,765		Berkshire Hills Bancorp, Inc	3,332
81,062		Blue Hills Bancorp, Inc	1,196
103,952		BNC Bancorp	2,361
1,271,176		BNP Paribas	55,748
9,181,872	e	BOC Hong Kong Holdings Ltd	27,668
140,657	*,e	BofI Holding, Inc	2,491
29,870	e	BOK Financial Corp	1,873
232,747		Boston Private Financial Holdings, Inc	2,742
12,598		BRE Bank S.A.	991
37,676		Bridge Bancorp, Inc	1,070
291,058		Brookline Bancorp, Inc	3,210
8

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
59,430		Bryn Mawr Bank Corp	$1,735
248,660		BS Financial Group, Inc	1,752
19,213	*,e	BSB Bancorp, Inc	435
4,272,412		Bumiputra-Commerce Holdings BHD	4,647
7,745		C&F Financial Corp	347
24,820	*	C1 Financial, Inc	579
991,591		CaixaBank S.A.	2,185
4,905		California First National Bancorp	72
23,729		Camden National Corp	997
6,491	*	Can Fin Homes Ltd	118
634,734	e	Canadian Imperial Bank of Commerce/Canada	47,676
67,257	e	Canadian Western Bank	1,283
100,157		Canara Bank	326
45,732		Capital Bank Financial Corp	1,317
34,958		Capital City Bank Group, Inc	487
78,299	e	Capitec Bank Holdings Ltd	3,176
299,153		Capitol Federal Financial	4,173
114,600		Cardinal Financial Corp	2,514
23,639	e	Carolina Financial Corp	442
121,721	*	Cascade Bancorp	674
309,944		Cathay General Bancorp	8,740
218,177		Centerstate Banks of Florida, Inc	3,436
193,205		Central Pacific Financial Corp	4,560
20,904		Central Valley Community Bancorp	293
7,938	e	Century Bancorp, Inc	336
4,777,975		Chang Hwa Commercial Bank	2,495
44,516		Charter Financial Corp	591
140,461	e	Chemical Financial Corp	5,238
7,475	e	Chemung Financial Corp	219
545,966		Chiba Bank Ltd	2,580
27,600		Chiba Kogyo Bank Ltd	100
8,967,481		China Citic Bank	5,485
154,234,748		China Construction Bank	102,819
14,126,861		China Development Financial Holding Corp	3,426
9,256,685		China Everbright Bank Co Ltd	4,252
6,278,896	e	China Merchants Bank Co Ltd	14,166
6,659,810	e	China Minsheng Banking Corp Ltd	6,470
17,428,242		Chinatrust Financial Holding Co	9,167
302,000		Chong Hing Bank Ltd	618
19,332,584		Chongqing Rural Commercial Bank	9,846
41,705		Chugoku Bank Ltd	426
79,000	*	Chukyo Bank Ltd	185
757,708		CIT Group, Inc	24,178
11,996,180		Citigroup, Inc	508,518
29,448		Citizens & Northern Corp	595
1,084,464		Citizens Financial Group, Inc	21,668
33,561	e	City Holding Co	1,526
51,836		City Union Bank Ltd	90
56,804		Clifton Bancorp, Inc	856
46,472		CNB Financial Corp	827
100,055	e	CoBiz, Inc	1,171
18,649		Codorus Valley Bancorp, Inc	380
9

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
18,586	*,e	Collector AB	$238
173,360		Columbia Banking System, Inc	4,864
23,965		Comdirect Bank AG.	244
1,764,608		Comerica, Inc	72,578
218,093		Commerce Bancshares, Inc	10,447
130,941		Commercial Bank of Qatar QSC	1,335
2,348,518		Commercial International Bank	10,573
1,072,700		Commercial International Bank Egypt SAE (ADR)	3,816
298,868		Commerzbank AG.	1,946
1,790,313	e	Commonwealth Bank of Australia	100,491
100,715	e	Community Bank System, Inc	4,138
38,426		Community Trust Bancorp, Inc	1,332
39,699	*,e	CommunityOne Bancorp	502
1,541,500	*	Concordia Financial Group Ltd	5,953
118,231		ConnectOne Bancorp, Inc	1,855
517,097,117		Corpbanca S.A.	4,389
11,205	e	County Bancorp, Inc	231
128,041		Credicorp Ltd (NY)	19,761
1,164,021	e	Credit Agricole S.A.	9,786
68,018	e	Credito Emiliano S.p.A.	413
69,369	*	CU Bancorp	1,577
151,420	e	Cullen/Frost Bankers, Inc	9,650
57,298	*	Customers Bancorp, Inc	1,440
236,990		CVB Financial Corp	3,884
1,115,788	*,e	CYBG plc	3,464
5,646,074	*,m	Cyprus Popular Bank Public Co Ltd	63
699,627	e	Dah Sing Banking Group Ltd	1,301
327,508		Dah Sing Financial Holdings Ltd	2,024
257,000	e	Daishi Bank Ltd	820
1,458,880		Danske Bank AS	38,398
3,413,596	e	DBS Group Holdings Ltd	40,249
129,869	g	Deutsche Pfandbriefbank AG.	1,281
1,333,051	*	Development Credit Bank Ltd	1,930
380,273		Dewan Housing Finance Corp Ltd	1,153
166,326		DGB Financial Group Co Ltd	1,259
94,789		Dime Community Bancshares	1,612
847,497		DNB NOR Holding ASA	10,144
119,594		Doha Bank QSC	1,164
3,829,865		Dubai Islamic Bank PJSC	5,352
7,588,182		E.Sun Financial Holding Co Ltd	4,495
71,350	*	Eagle Bancorp, Inc	3,433
830,808		East West Bancorp, Inc	28,397
113,000		Eighteenth Bank Ltd	276
20,161		Enterprise Bancorp, Inc	484
45,032		Enterprise Financial Services Corp	1,256
13,593	*	Equity Bancshares, Inc	301
1,228,819		Erste Bank der Oesterreichischen Sparkassen AG.	27,978
16,285		ESSA Bancorp, Inc	218
320,395	*	Essent Group Ltd	6,988
2,010,457	*	Eurobank Ergasias S.A.	1,273
412,618		EverBank Financial Corp	6,132
2,645,315		Far Eastern International Bank	751
10

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
18,351		Farmers Capital Bank Corp	$502
58,266		Farmers National Banc Corp	513
88,544	*	FCB Financial Holdings, Inc	3,010
19,545		Federal Agricultural Mortgage Corp (Class C)	681
4,764,606		Federal Bank Ltd	4,079
86,886		Fidelity Southern Corp	1,362
948,425		Fifth Third Bancorp	16,683
35,368		Financial Institutions, Inc	922
180,204	e	FinecoBank Banca Fineco S.p.A	1,177
46,354		First Bancorp (NC)	815
605,668	*,e	First Bancorp (Puerto Rico)	2,405
28,072		First Bancorp, Inc	605
80,582		First Busey Corp	1,724
29,206	e	First Business Financial Services, Inc	685
17,763		First Citizens Bancshares, Inc (Class A)	4,599
216,504	e	First Commonwealth Financial Corp	1,992
39,792		First Community Bancshares, Inc	893
32,252	*,e	First Community Financial Partners, Inc	284
58,499	e	First Connecticut Bancorp	969
20,947		First Defiance Financial Corp	814
184,171		First Financial Bancorp	3,582
149,482	e	First Financial Bankshares, Inc	4,902
36,935		First Financial Corp	1,353
9,211,398		First Financial Holding Co Ltd	4,844
23,061		First Financial Northwest, Inc	306
36,198	*	First Foundation, Inc	778
948,277		First Gulf Bank PJSC	3,260
228,256		First Horizon National Corp	3,145
101,366		First International Bank Of Israel Ltd	1,240
12,936	e	First Internet Bancorp	308
85,031		First Interstate Bancsystem, Inc	2,389
109,427		First Merchants Corp	2,728
13,480	e	First Mid-Illinois Bancshares, Inc	337
230,118		First Midwest Bancorp, Inc	4,041
39,923	e	First National Financial Corp	926
37,500	*	First NBC Bank Holding Co	630
325,449		First Niagara Financial Group, Inc	3,170
27,741	*	First Northwest Bancorp	353
43,982		First of Long Island Corp	1,261
252,643		First Republic Bank	17,682
396,917		FirstMerit Corp	8,046
59,074	*	Flagstar Bancorp, Inc	1,442
68,977		Flushing Financial Corp	1,371
846,591		FNB Corp	10,616
28,240		Fox Chase Bancorp, Inc	574
62,406	*	Franklin Financial Network, Inc	1,957
688,412		Fukuoka Financial Group, Inc	2,270
411,343		Fulton Financial Corp	5,553
198,743	e	Genworth MI Canada, Inc	5,098
1,041,032	e	Genworth Mortgage Insurance Australia Ltd	2,158
32,889		German American Bancorp, Inc	1,051
1,279,817	*	Get Bank S.A.	140
11

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
653,827	*	Getin Holding S.A.	$141
248,437		Glacier Bancorp, Inc	6,603
32,241		Great Southern Bancorp, Inc	1,192
234,658		Great Western Bancorp, Inc	7,401
48,004	*	Green Bancorp, Inc	419
6,954		Greene County Bancorp, Inc	113
121,552		Gruh Finance Ltd	518
2,401,104		Grupo Aval Acciones y Valores	970
4,582,368		Grupo Financiero Banorte S.A. de C.V.	25,696
5,107,365	e	Grupo Financiero Inbursa S.A.	8,660
80,900	e	Grupo Financiero Interacciones S.A. de C.V.	397
1,821,874		Grupo Financiero Santander Mexico SAB de C.V.	3,302
133,645	*	Grupo Supervielle S.A. (ADR)	1,709
60,017		Guaranty Bancorp	1,002
787,183		Gunma Bank Ltd	2,859
139,516		Hachijuni Bank Ltd	608
87,158	*,e	Hampton Roads Bankshares, Inc	156
308,206		Hana Financial Group, Inc	6,266
179,987		Hancock Holding Co	4,699
909,488		Hang Seng Bank Ltd	15,600
169,693		Hanmi Financial Corp	3,986
249,664		HDFC Bank Ltd	4,365
15,713		HDFC Bank Ltd (ADR)	1,043
88,235		Heartland Financial USA, Inc	3,114
66,032		Heritage Commerce Corp	695
125,254		Heritage Financial Corp	2,202
57,351		Heritage Oaks Bancorp	455
705,625	*	Hilltop Holdings, Inc	14,811
3,162	e	Hingham Institution for Savings	389
169,647		Hiroshima Bank Ltd	567
635,000		Hokkoku Bank Ltd	1,718
332,000	e	Hokuetsu Bank Ltd	563
1,032,000		Hokuhoku Financial Group, Inc	1,175
13,260		Home Bancorp, Inc	364
336,010		Home Bancshares, Inc	6,650
206,499	e	Home Capital Group, Inc	5,118
42,815	*	HomeStreet, Inc	853
73,739	*	HomeTrust Bancshares, Inc	1,364
508,416		Hong Leong Bank BHD	1,668
80,620		Hong Leong Credit BHD	294
32,956	e	Horizon Bancorp	829
3,040,150		Housing Development Finance Corp	56,640
16,306,843		HSBC Holdings plc	101,030
6,540,513		Hua Nan Financial Holdings Co Ltd	3,399
846,297		Huntington Bancshares, Inc	7,566
208,692		Hyakugo Bank Ltd	720
506,000		Hyakujushi Bank Ltd	1,474
164,964		IBERIABANK Corp	9,853
1,112,677		ICICI Bank Ltd	3,982
22,814	e	ICICI Bank Ltd (ADR)	164
188,892	*	IDFC Bank Ltd	127
17,026	*,e	Impac Mortgage Holdings, Inc	267
12

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
67,263	e	Independent Bank Corp (MA)	$3,074
67,361		Independent Bank Corp (MI)	977
60,679		Independent Bank Group, Inc	2,604
234,411		IndusInd Bank Ltd	3,874
139,633,949		Industrial & Commercial Bank of China	77,869
696,137		Industrial Bank of Korea	6,783
130,447		International Bancshares Corp	3,403
2,325,476		Investors Bancorp, Inc	25,766
541,290	*,m	Irish Bank Resolution Corp Ltd	0
871,274	*	Israel Discount Bank Ltd	1,500
59,745		Iyo Bank Ltd	366
346,817		Jammu & Kashmir Bank Ltd	355
921,700		Japan Post Bank Co Ltd	10,838
75,458		JB Financial Group Co Ltd	373
373,200		Jimoto Holdings Inc	515
582,225		Joyo Bank Ltd	2,177
11,839,339	e	JPMorgan Chase & Co	735,696
281,555		Juroku Bank Ltd	746
58,596		Jyske Bank	2,224
72,600	e	Kansai Urban Banking Corp	634
56,500		Kanto Tsukuba Bank Ltd	151
817,852		Karnataka Bank Ltd	1,714
81,430	*	Karur Vysya Bank Ltd	600
135,500		Kasikornbank PCL - NVDR	658
1,853,097		Kasikornbank PCL (Foreign)	9,127
658,922		KB Financial Group, Inc	18,737
282,695		KBC Groep NV	13,903
407,763		Kearny Financial Corp	5,130
642,000		Keiyo Bank Ltd	2,410
2,217,741		Keycorp	24,506
1,458,632		Kiatnakin Bank PCL (Foreign)	1,809
2,439,000		King’s Town Bank	1,624
183,800		Kiyo Bank Ltd	2,282
23,333		KJB Financial Group Co Ltd	177
185,190		Komercni Banka AS	6,944
4,114,924		Krung Thai Bank PCL (Foreign)	1,917
271,700		Kyushu Financial Group, Inc	1,347
16,509	e	Lake Sunapee Bank Group	282
144,932		Lakeland Bancorp, Inc	1,649
35,852		Lakeland Financial Corp	1,685
28,525	e	Laurentian Bank of Canada	1,065
19,826		LCNB Corp	313
242,038		LegacyTexas Financial Group, Inc	6,513
31,560	*,e	LendingTree, Inc	2,788
3,279,028		LH Financial Group PCL	164
305,814	*,e	Liberbank S.A.	206
1,144,943		LIC Housing Finance Ltd	8,426
41,382	e	Live Oak Bancshares, Inc	584
46,639,692		Lloyds TSB Group plc	33,781
90,332	e	M&T Bank Corp	10,680
61,407	e	Macatawa Bank Corp	456
73,162		MainSource Financial Group, Inc	1,613
13

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
6,878,391		Malayan Banking BHD	$13,914
666,602		Malaysia Building Society	119
379,363		Masraf Al Rayan	3,549
184,083		MB Financial, Inc	6,679
45,304		MBT Financial Corp	362
13,036,097		Mega Financial Holding Co Ltd	9,860
55,394		Mercantile Bank Corp	1,322
16,582		Merchants Bancshares, Inc	505
130,363		Meridian Bancorp, Inc	1,927
42,053		Meta Financial Group, Inc	2,143
3,071,857		Metropolitan Bank & Trust	5,916
1,094,258	*	MGIC Investment Corp	6,511
12,041	e	Middleburg Financial Corp	328
17,340	*,e	Midland States Bancorp, Inc	376
14,400	e	Midsouth Bancorp, Inc	145
19,438		MidWestOne Financial Group, Inc	555
193,000		Mie Bank Ltd	334
452,000	e	Minato Bank Ltd	672
19,932,959		Mitsubishi UFJ Financial Group, Inc	89,357
5,365,461		Mitsui Trust Holdings, Inc	17,458
341,000		Miyazaki Bank Ltd	850
100,101		Mizrahi Tefahot Bank Ltd	1,154
26,303,363		Mizuho Financial Group, Inc	37,852
4,945,318	*,g	Moneta Money Bank AS.	14,561
25,468		Musashino Bank Ltd	578
12,086		MutualFirst Financial, Inc	331
452,928		Nanto Bank Ltd	1,445
2,326,324		National Australia Bank Ltd	44,664
91,682		National Bank Holdings Corp	1,867
677,884		National Bank of Abu Dhabi PJSC	1,787
619,906		National Bank of Canada	21,203
5,942,970	*	National Bank of Greece S.A.	1,318
16,291	e	National Bankshares, Inc	569
19,575	*,e	National Commerce Corp	456
83,941	*,e	Nationstar Mortgage Holdings, Inc	945
527,702		Natixis	1,986
98,925		NBT Bancorp, Inc	2,832
362,078		Nedbank Group Ltd	4,596
1,588,088	e	New York Community Bancorp, Inc	23,805
18,580	*,e	Nicolet Bankshares, Inc	708
695,300		Nishi-Nippon City Bank Ltd	1,222
304,759	*	NMI Holdings, Inc	1,670
52,996	g	Nordax Group AB	227
3,047,599		Nordea Bank AB	25,855
1,082,300		North Pacific Bank Ltd	2,946
135,112		Northfield Bancorp, Inc	2,004
16,354		Northrim BanCorp, Inc	430
225,282		Northwest Bancshares, Inc	3,341
52,160		OceanFirst Financial Corp	948
93,214	*,e	Ocwen Financial Corp	159
154,531	e	OFG Bancorp	1,283
236,000		Ogaki Kyoritsu Bank Ltd	653
14

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
165,000		Oita Bank Ltd	$476
21,312		Old Line Bancshares, Inc	384
309,604		Old National Bancorp	3,879
72,155		Old Second Bancorp, Inc	493
407,994		OneSavings Bank plc	1,150
190,200		Opus Bank	6,429
62,360		Oriental Bank of Commerce	100
108,473		Oritani Financial Corp	1,734
16,485		Orrstown Financial Services, Inc	298
675,770		OTP Bank	15,122
4,041,619		Oversea-Chinese Banking Corp	26,279
72,919		Pacific Continental Corp	1,146
38,346	*	Pacific Mercantile Bancorp	272
106,784	*	Pacific Premier Bancorp, Inc	2,563
298,436		PacWest Bancorp	11,872
251,194		Paragon Group of Cos plc	815
30,022	e	Park National Corp	2,755
208,749		Park Sterling Bank	1,480
61,928		Peapack Gladstone Financial Corp	1,146
11,744	e	Penns Woods Bancorp, Inc	493
36,526	*,e	PennyMac Financial Services, Inc	456
76,294		Peoples Bancorp, Inc	1,662
17,528	e	Peoples Financial Services Corp	686
313,029	e	People’s United Financial, Inc	4,589
31,304		People’s Utah Bancorp	520
99,198	*,e	Permanent TSB Group Holdings plc	186
174,734	*	PHH Corp	2,327
2,700,000	*	Philippine National Bank	3,301
4,391,703	e	Piccolo Credito Valtellinese Scarl	2,008
165,060		Pinnacle Financial Partners, Inc	8,063
6,999,412	*	Piraeus Bank S.A.	1,306
689,883		PNC Financial Services Group, Inc	56,150
550,635		Popular, Inc	16,134
913,542	*	Powszechna Kasa Oszczednosci Bank Polski S.A.	5,415
65,592		Preferred Bank	1,894
19,743		Premier Financial Bancorp, Inc	333
255,058		PrivateBancorp, Inc	11,230
181,497		Prosperity Bancshares, Inc	9,255
10,080	*,e	Provident Bancorp, Inc	155
11,536	e	Provident Financial Holdings, Inc	211
191,630		Provident Financial Services, Inc	3,764
66,937,300		PT Bank Bukopin Tbk	2,893
11,745,374		PT Bank Central Asia Tbk	11,893
2,913,957		PT Bank Danamon Indonesia Tbk	783
21,584,800		PT Bank Jabar Banten Tbk	1,845
9,781,180		PT Bank Mandiri Persero Tbk	7,078
10,829,419		PT Bank Negara Indonesia	4,292
44,500,000	*	PT Bank Pan Indonesia Tbk	2,606
32,354,700		PT Bank Pembangunan Daerah Jawa Timur Tbk	1,253
13,135,894		PT Bank Tabungan Negara Tbk	1,715
3,320,184		Public Bank BHD	15,998
83,759		Qatar Islamic Bank SAQ	2,212
15

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
224,616		Qatar National Bank	$8,655
29,380		QCR Holdings, Inc	799
687,084		Radian Group, Inc	7,159
25,502	*,e	Raiffeisen International Bank Holding AG.	322
2,779,292		Regions Financial Corp	23,652
94,220		Renasant Corp	3,046
26,292		Republic Bancorp, Inc (Class A)	726
80,343	*,e	Republic First Bancorp, Inc	346
4,157,094		Resona Holdings, Inc	15,194
432,802		RHB Capital BHD	551
68,220		Rizal Commercial Banking Corp	46
5,200	*,m	Roskilde Bank	0
2,468,486	*	Royal Bank of Canada	145,860
31,540		Royal Bank of Canada (Toronto)	1,864
14,604,091	*	Royal Bank of Scotland Group plc	33,095
82,261		S&T Bancorp, Inc	2,011
56,596		Sandy Spring Bancorp, Inc	1,645
390,500		San-In Godo Bank Ltd	2,550
6,619,622		Sberbank of Russian Federation (ADR)	58,057
94,340	*	Seacoast Banking Corp of Florida	1,532
492,910		Security Bank Corp	2,016
192,191	*	Sekerbank TAS	88
391,080		Senshu Ikeda Holdings, Inc	1,458
58,269	e	ServisFirst Bancshares, Inc	2,878
657,293		Seven Bank Ltd	2,040
654,717	*,g	Shawbrook Group plc	1,490
191,000	e	Shiga Bank Ltd	819
363,000		Shikoku Bank Ltd	711
777,534		Shinhan Financial Group Co Ltd	25,557
5,638,055		Shinsei Bank Ltd	8,215
289,400		Shizuoka Bank Ltd	2,038
28,906		Shore Bancshares, Inc	340
26,115		SI Financial Group, Inc	346
1,695,417		Siam Commercial Bank PCL (Foreign)	6,740
41,163		Sierra Bancorp	687
143,740	*	Signature Bank	17,956
103,139		Simmons First National Corp (Class A)	4,763
9,812,848		SinoPac Financial Holdings Co Ltd	2,912
59,097	*,g	Skandiabanken ASA	376
1,355,770		Skandinaviska Enskilda Banken AB (Class A)	11,844
1,124,179	e	Societe Generale	35,171
2,578,170		South Indian Bank Ltd	749
148,599		South State Corp	10,112
13,710	*	Southern First Bancshares, Inc	330
13,441		Southern Missouri Bancorp, Inc	316
30,710		Southern National Bancorp of Virginia, Inc	373
58,367		Southside Bancshares, Inc	1,805
104,433		Southwest Bancorp, Inc	1,768
78,567		Spar Nord Bank A/s	630
254,724	e	Sparebanken Midt-Norge	1,427
194,674		Sparebanken Nord-Norge	918
3,107		St Galler Kantonalbank	1,203
16

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,787,501		Standard Bank Group Ltd	$24,278
1,399,647		Standard Chartered plc	10,619
79,781		State Bank & Trust Co	1,624
30,377		State Bank of Bikaner & Jaip	297
3,048,826		State Bank of India	9,932
538,161		Sterling Bancorp/DE	8,449
49,976		Stock Yards Bancorp, Inc	1,411
48,565		Stonegate Bank	1,567
55,071	e	Suffolk Bancorp	1,724
3,041,011		Sumitomo Mitsui Financial Group, Inc	87,809
20,963	e	Summit Financial Group, Inc	367
27,644	*	Sun Bancorp, Inc	571
1,258,718		SunTrust Banks, Inc	51,708
172,390		Suruga Bank Ltd	3,896
211,790	*	SVB Financial Group	20,154
409,891		Svenska Handelsbanken AB	4,976
1,782,555		Swedbank AB (A Shares)	37,439
203,520		Sydbank AS	5,111
194,891		Syndicate Bank	211
288,456		Synovus Financial Corp	8,362
2,272,311		Taichung Commercial Bank	637
7,968,055		Taishin Financial Holdings Co Ltd	3,081
586,750	*	Taiwan Business Bank	149
7,782,140		Taiwan Cooperative Financial Holding	3,440
159,384		Talmer Bancorp Inc	3,055
1,586,995		TCF Financial Corp	20,075
848,657		TCS Group Holding plc (ADR)	4,328
18,970		Territorial Bancorp, Inc	502
146,366	*	Texas Capital Bancshares, Inc	6,844
215,870	e	TFS Financial Corp	3,717
3,019,400		Thanachart Capital PCL	3,014
95,647	*	The Bancorp, Inc	576
1,012,380		Tisco Bank PCL	1,430
62,469,387		TMB Bank PCL (Foreign)	3,856
144,000		Tochigi Bank Ltd	498
188,000		Toho Bank Ltd	582
19,893		Tokyo TY Financial Group, Inc	462
130,800		Tomony Holdings, Inc	393
33,809		Tompkins Trustco, Inc	2,198
3,657,732	e	Toronto-Dominion Bank	157,073
515,000		Towa Bank Ltd	399
132,017	e	TowneBank	2,858
99,609		Trico Bancshares	2,749
53,313	*	Tristate Capital Holdings, Inc	732
58,370	*	Triumph Bancorp, Inc	934
498,807		Trustco Bank Corp NY	3,197
160,486		Trustmark Corp	3,988
3,994,046		Turkiye Garanti Bankasi AS	10,550
675,926		Turkiye Halk Bankasi AS	2,012
1,648,264		Turkiye Is Bankasi (Series C)	2,618
2,114,631		Turkiye Sinai Kalkinma Bankasi AS	978
804,952		Turkiye Vakiflar Bankasi Tao	1,264
17

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
104,716		UMB Financial Corp	$5,572
743,005		Umpqua Holdings Corp	11,494
2,020,084		UniCredit S.p.A	4,443
579,881		Union Bank of India	1,108
1,566,039		Union Bank Of Taiwan	429
135,506		Union Bankshares Corp	3,348
9,284	e	Union Bankshares, Inc	338
815,100		United Bank Ltd	1,378
154,648	e	United Bankshares, Inc	5,801
313,388		United Community Banks, Inc	5,732
112,581		United Community Financial Corp	684
265,655		United Financial Bancorp, Inc (New)	3,448
1,211,903		United Overseas Bank Ltd	16,698
47,006	e	Univest Corp of Pennsylvania	988
5,743,154		US Bancorp	231,621
32,571		Valiant Holding	3,124
582,446		Valley National Bancorp	5,312
20,200	*,e	Veritex Holdings, Inc	324
462,817		Vijaya Bank	258
2,014,853		Virgin Money Holdings UK plc	6,760
4,091,778		VTB Bank OJSC (GDR)	8,466
127,656	*,e	Walker & Dunlop, Inc	2,908
55,654	*,e	Walter Investment Management Corp	154
221,612		Washington Federal, Inc	5,376
50,261		Washington Trust Bancorp, Inc	1,906
17,932	e	WashingtonFirst Bankshares, Inc	388
63,323		Waterstone Financial, Inc	971
276,944		Webster Financial Corp	9,402
21,695,162		Wells Fargo & Co	1,026,832
83,741	e	WesBanco, Inc	2,600
45,828		West Bancorporation, Inc	852
57,933	e	Westamerica Bancorporation	2,854
217,913	*	Western Alliance Bancorp	7,115
32,883		Westfield Financial, Inc	253
5,269,365	e	Westpac Banking Corp	116,851
303,027		Wilshire Bancorp, Inc	3,158
191,645		Wintrust Financial Corp	9,774
487,186	*	WMIH Corp	1,082
1,043,875		Woori Bank	8,679
64,801		WSFS Financial Corp	2,086
143,967		Yadkin Financial Corp	3,612
113,000	e	Yamagata Bank Ltd	444
117,492	e	Yamaguchi Financial Group, Inc	1,111
136,000		Yamanashi Chuo Bank Ltd	479
3,298,679		Yapi ve Kredi Bankasi	4,573
2,154,051		Yes Bank Ltd	35,491
11,311		Your Community Bankshares, Inc	420
2,800,333		Zions Bancorporation	70,372
		TOTAL BANKS	7,761,687

CAPITAL GOODS - 7.8%
3,009,382		3M Co	527,003
18

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
169,860		A.O. Smith Corp	$14,966
79,891		Aalberts Industries NV	2,395
93,954		Aaon, Inc	2,585
152,646		AAR Corp	3,563
2,475,593		ABB Ltd	48,997
119,052	e	Abengoa S.A.	74
225,821	e	Abengoa S.A. (B Shares)	61
3,202,957		Aboitiz Equity Ventures, Inc	5,318
372,000		AcBel Polytech, Inc	286
101,079	*	Accuride Corp	125
386,278		ACS Actividades Construccion y Servicios S.A.	10,595
144,108		Actuant Corp (Class A)	3,258
161,804		Acuity Brands, Inc	40,121
643,625		Adani Enterprises Ltd	830
70,157		Aditya Birla Nuvo Ltd	1,273
482,900		Advan Co Ltd	5,347
79,344	e	Advanced Drainage Systems, Inc	2,172
517,461	*	Aecom Technology Corp	16,440
212,539	e	Aecon Group, Inc	2,892
154,057	*	Aegion Corp	3,006
818,551	*	AerCap Holdings NV	27,495
143,196	*	Aerojet Rocketdyne Holdings, Inc	2,618
8,450	*	AeroSpace Technology of Korea, Inc	159
47,779	*	Aerovironment, Inc	1,328
32,135	*	AFG Arbonia-Forster Hldg	457
12,672	e	AG Growth International Inc	402
318,349	e	AGCO Corp	15,004
46,794		AIA Engineering Ltd	715
42,299		Aica Kogyo Co Ltd	967
86,400		Aichi Corp	617
74,100		Aida Engineering Ltd	609
266,224		Air Lease Corp	7,129
116,456	e	Aircastle Ltd	2,278
641,740		Airtac International Group	4,789
22,198		Alamo Group, Inc	1,464
67,663		Alarko Holding AS	78
146,343		Albany International Corp (Class A)	5,843
96,668	e	Alfa Laval AB	1,524
4,586,014		Alfa S.A. de C.V. (Class A)	7,896
24,562	e,g	Alimak Group AB	234
333,302		Allegion plc	23,141
20,512,765		Alliance Global Group, Inc	6,471
41,226		Allied Motion Technologies, Inc	959
532,920		Allison Transmission Holdings, Inc	15,044
31,744		Alstom Projects India Ltd	293
82,473	*	Alstom RGPT	1,904
97,738		Alstom T&D India Ltd	516
58,270		Altra Holdings, Inc	1,572
350,036		Amada Co Ltd	3,554
57,169		Amara Raja Batteries Ltd	737
63,990	*	Ameresco, Inc	280
19,410	e	American Railcar Industries, Inc	766
19

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
16,133	e	American Science & Engineering, Inc	$604
29,668	*	American Superconductor Corp	250
177,391	*	American Woodmark Corp	11,775
376,110		Ametek, Inc	17,388
25,466	e	Andritz AG.	1,208
23,700	*	Anest Iwata Corp	204
117,422		Apogee Enterprises, Inc	5,443
139,334		Applied Industrial Technologies, Inc	6,290
2,659,189	*	Arabtec Holding Co	993
64,512		Arcadis NV	968
70,561	*	Arcam AB	1,825
47,933		Argan, Inc	2,000
60,820	*	Armstrong Flooring, Inc	1,031
34,498	*	Armstrong World Industries, Inc	1,351
45,100	e	Asahi Diamond Industrial Co Ltd	349
2,225,911	e	Asahi Glass Co Ltd	12,080
507,912		Aselsan Elektronik Sanayi Ve Ticaret AS	1,663
1,375,813		Ashok Leyland Ltd	2,012
41,344		Ashoka Buildcon Ltd	98
2,797,548	e	Ashtead Group plc	39,960
1,000,329		Assa Abloy AB	20,580
510,358	e	Astaldi S.p.A.	2,068
46,044		Astec Industries, Inc	2,585
28,802		Astral Polytechnik Ltd	201
72,080	*	Astronics Corp	2,397
788,016		Asunaro Aoki Construction Co Ltd	5,290
155,749		Atlas Copco AB (A Shares)	4,045
168,551		Atlas Copco AB (B Shares)	3,995
66,450	*	ATS Automation Tooling Systems, Inc	500
2,563,923		Austal Ltd	2,362
3,220,000	*,e	AVIC International Holding HK Ltd	209
2,545,019		AviChina Industry & Technology Co	1,778
60,715		AZZ, Inc	3,642
67,447		B&B Tools AB	1,365
198,460	*	Babcock & Wilcox Enterprises, Inc	2,915
31,652	e	Badger Daylighting Ltd	551
10,340,934		BAE Systems plc	72,392
585,241	*,e	Balfour Beatty plc	1,682
153,000		Bando Chemical Industries Ltd	739
398,000		Baoye Group Co Ltd	265
200,011		Barloworld Ltd	997
231,793		Barnes Group, Inc	7,677
9,111		Bauer AG.	125
10,910	e	BayWa AG.	327
169,091		BE Aerospace, Inc	7,808
53	*	Beacon Power Corp	0	^
167,199	*	Beacon Roofing Supply, Inc	7,603
529,299	e	Beijing Enterprises Holdings Ltd	3,001
1,223,000	g	Beijing Urban Construction Design & Development Group Co Ltd	666
9,958		BEML Ltd	126
3,935,100		Berjaya Corp BHD	347
20

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,237,000		BES Engineering Corp	$201
108,452		Bharat Electronics Ltd	2,043
671,300		Bharat Heavy Electricals	1,276
353,053		Bidvest Group Ltd	3,331
75,990		Biesse S.p.A.	957
112,438		Bird Construction Income Fund	1,164
851,308		Bizlink Holdings Inc	5,252
2,482,100		BJC Heavy Industries PCL-F	446
11,352	*,e	Blue Bird Corp	135
21,573		Blue Star Ltd	141
129,775	*,e	BMC Stock Holdings, Inc	2,313
21,235		Bobst Group AG.	1,055
7,500	*,g	BOC Aviation Ltd	38
162,449		Bodycote plc	1,121
1,422,235	e	Boeing Co	184,706
1,745,000	e	Boer Power Holdings Ltd	766
1,463,854	*	Bombardier, Inc	2,198
92,576		Boskalis Westminster	3,159
4,668	e	Bossard Holding AG.	495
261,959		Bouygues S.A.	7,505
204,329	e	Brammer plc	163
31,188		Brenntag AG.	1,511
101,189		Briggs & Stratton Corp	2,143
13,364	*	Brookfield Business Partners LP	254
5,653		Bucher Industries AG.	1,323
20,374		Budimex S.A.	887
202,664	*	Builders FirstSource, Inc	2,280
43,900		Bunka Shutter Co Ltd	352
285,970		Bunzl plc	8,799
34,803	e	Burckhardt Compression Holding AG.	10,779
8,514		Burkhalter Holding AG.	1,048
240,634		BWX Technologies, Inc	8,607
35,338		Byucksan Corp	201
422,754		CAE, Inc	5,108
638,989		Caesarstone Sdot-Yam Ltd	22,211
32,349	*	CAI International, Inc	243
11,076		Carbone Lorraine	167
30,424	e	Cargotec Corp (B Shares)	1,240
1,191,960	e	Carillion plc	3,722
191,024		Carlisle Cos, Inc	20,187
955,506	e	Caterpillar, Inc	72,437
644,500		CB Industrial Product Holding BHD	327
1,130,327		Central Glass Co Ltd	4,860
27,562		CENTROTEC Sustainable AG.	404
2,803		Cera Sanitaryware Ltd	99
1,795,000	*	CGN Mining Co Ltd	106
365,225		CH Karnchang PCL	302
152,300		Changchai Co Ltd	94
73,537	*	Chart Industries, Inc	1,774
81,244		Cheil Industries, Inc	8,747
240,364		Chemring Group plc	406
550,300	*,m	Chengde Nanjiang Co Ltd	205
21

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
64,424		Chicago Bridge & Iron Co NV	$2,231
393,283		Chicony Power Technology Co Ltd	440
164,500	e	China Aircraft Leasing Group Holdings Ltd	155
12,100,000	*	China Automation Group Ltd	1,837
2,738,000	*	China Chengtong Development Group Ltd	218
11,528,192		China Communications Construction Co Ltd	12,498
1,528,000		China Conch Venture Holdings Ltd	3,038
1,656,000	e	China Energine International Holdings Ltd	112
287,750		China Fangda Group Co Ltd	296
3,403,000		China High Speed Transmission Equipment Group Co Ltd	2,742
930,800	*,e	China Huarong Energy Co Ltd	62
1,019,000		China Lesso Group Holdings Ltd	542
10,240,000	*,e	China Ocean Shipbuilding Industry Group Ltd	227
8,744,943		China Railway Construction Corp	11,017
4,104,127		China Railway Group Ltd	3,085
2,261,400	e	China Singyes Solar Technologies Holdings Ltd	782
3,102,685		China State Construction International Holdings Ltd	4,117
28,115,000	*	China Strategic Holdings Ltd	748
14,615		China Yuchai International Ltd	158
456,800		Chip Eng Seng Corp Ltd	216
132,000		Chiyoda Corp	873
31,300		Chiyoda Integre Co Ltd	579
17,562,000		Chongqing Machinery & Electric Co Ltd	1,849
28,900		Chudenko Corp	583
606,375		Chung Hsin Electric & Machinery Manufacturing Corp	353
526,875		CIMIC Group Ltd	14,224
545,712		CIR-Compagnie Industriali Riunite S.p.A.	590
38,520		CIRCOR International, Inc	2,195
4,353,796		Citic Pacific Ltd	6,364
2,695,000	*,e	Citic Resources Holdings Ltd	252
13,514		CJ Corp	2,386
3,722,816	e	CK Hutchison Holdings Ltd	40,953
50,900		CKD Corp	381
118,119		Clarcor, Inc	7,185
247,886	e	CNH Industrial NV	1,798
195,266		Coastal Contracts BHD	75
682,449		Cobham plc	1,438
570,835	*	Colfax Corp	15,104
86,708		Columbus McKinnon Corp	1,227
292,705		Comfort Systems USA, Inc	9,533
3,290,119		Compagnie de Saint-Gobain	124,714
7,344	e	Compagnie d’Entreprises CFE	668
197,600		COMSYS Holdings Corp	3,204
72,890		Concentric AB	831
837,300		Concepcion Industrial Corp	836
19,000,000		Concord New Energy Group Ltd	1,058
73,386	*	Consolidated Infrastructure Group Ltd	134
1,600	e	Construcciones y Auxiliar de Ferrocarriles S.A.	547
213,585	*	Continental Building Products Inc	4,748
934,450	*	Continental Engineering Corp	307
1,608		Conzzeta AG.	1,027
960,600	e	Cosco Corp Singapore Ltd	216
22

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
20,485	e	Cosel Co Ltd	$210
82,711		Costain Group plc	350
93,518		Cramo Oyj (Series B)	1,927
115,666		Crane Co	6,561
406,500		CRCC High-Tech Equipment Corp Ltd	178
1,130,762		Crompton Greaves Ltd	1,240
4,196,321	e	CRRC Corp Ltd	3,774
6,011		CS Wind Corp	101
901,590		CSBC Corp Taiwan	426
33,274	*	CSW Industrials, Inc	1,085
1,959,000		CTCI Corp	2,866
59,514		Cubic Corp	2,390
527,623	e	Cummins, Inc	59,326
179,028		Curtiss-Wright Corp	15,083
53,855		Daelim Industrial Co	3,593
16,331		Daetwyler Holding AG.	2,174
138,213	*	Daewoo Engineering & Construction Co Ltd	679
45,559		Daewoo International Corp	1,001
75,000		Daewoo Shipbuilding & Marine Engineering Co Ltd	278
75,000		Daifuku Co Ltd	1,343
88,641	e	Daihen Corp	388
76,000	*	Daiho Corp	341
35,000		Daiichi Jitsugyo Co Ltd	151
182,575		Daikin Industries Ltd	15,344
24,100		Daiwa Industries Ltd	207
138,000		Dalian Refrigeration Co Ltd	107
1,128,573		Danaher Corp	113,986
10,406		Danieli & Co S.p.A.	185
56,824		Danieli & Co S.p.A. (RSP)	791
11,909		Dawonsys Co Ltd	271
87,530		DCC plc	7,703
602,073	e	Deere & Co	48,792
8,600		Denyo Co Ltd	89
500,332		Deutz AG.	2,067
29,022	*,e	Dialight plc	195
3,879,251		Dialog Group BHD	1,485
319,205	*	DigitalGlobe, Inc	6,828
215,799		Diploma plc	2,403
68,133	*	DIRTT Environmental Solutions	284
7,466,080		DMCI Holdings, Inc	2,009
38,438		DMG Mori AG.	1,813
1,034,376	*	Dogan Sirketler Grubu Holdings	165
114,034	e	Donaldson Co, Inc	3,918
141,607		Dong Yang Gang Chul Co Ltd	724
191,169		Dongkuk Structures & Construction Co Ltd	1,066
21,971	*	Doosan Engine Co Ltd	69
389,454		Doosan Heavy Industries and Construction Co Ltd	7,229
231,560	*	Doosan Infracore Co Ltd	1,381
100,527	e	Douglas Dynamics, Inc	2,587
799,337		Dover Corp	55,410
31,948	*	Ducommun, Inc	632
96,042	e	Duerr AG.	7,293
23

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
66,382	e	Duro Felguera S.A.	$81
63,243	*,e	DXP Enterprises, Inc	944
108,683	*,e	Dycom Industries, Inc	9,755
30,630		Dynamic Materials Corp	329
5,017,800		Dynasty Ceramic PCL	600
1,268		e Tec E&C Ltd	124
705,296		Eaton Corp	42,127
375,828	e	Ebara Corp	2,070
26,135		Eicher Motors Ltd	7,465
61,911		Eiffage S.A.	4,401
61,164		Elbit Systems Ltd	5,539
1,519		Electra Israel Ltd	187
474,300	*,g	Elementia SAB de C.V.	546
44,232	g	Eltel AB	479
164,229		EMCOR Group, Inc	8,090
583,153		Emerson Electric Co	30,417
867,826		Empresa Brasileira de Aeronautica S.A.	4,728
66,982	e	Encore Wire Corp	2,497
5,718,000	*,e	Enerchina Holdings Ltd	264
37,600	*,e	Energous Corp	487
76,924	*,e	Energy Recovery, Inc	684
184,880		EnerSys	10,995
66,722		Engility Holdings, Inc	1,409
178,369		Engineers India Ltd	540
73,874		EnPro Industries, Inc	3,279
546,000	e	Enric Energy Equipment Holdings Ltd	250
30,000	e	EPCO Co Ltd	371
66,685	e	ESCO Technologies, Inc	2,663
48,926		Escorts Ltd	160
71,123	*	Esterline Technologies Corp	4,412
534,417		European Aeronautic Defence and Space Co	30,633
3,504,000		EVA Precision Industrial Holdings Ltd	338
73,338		Exco Technologies Ltd	693
15,640	*	FACC AG.	73
9,245		Faiveley S.A.	903
57,141	*	Fanuc Ltd	9,295
672,000		Far East Global Group Ltd	80
6,623,911		Far Eastern Textile Co Ltd	4,957
773,507	e	Fastenal Co	34,336
11,370,000	*,e	FDG Electric Vehicles Ltd	634
180,349		Federal Signal Corp	2,323
1,362		Feintool International Holding AG.	129
171,374	e	Fenner plc	358
910,380		Ferrovial S.A.	17,823
448,541	*,e	Fincantieri S.p.A	162
37,331	*	Finetex EnE, Inc	192
312,299	*	Finmeccanica S.p.A.	3,158
248,930		Finning International, Inc	4,054
139,765		Finolex Cables Ltd	755
420,000	e	First Tractor Co	217
179,679		Flowserve Corp	8,116
32,614	e	FLSmidth & Co AS	1,165
24

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
283,319		Fluor Corp	$13,962
152,025	*	Fomento de Construcciones y Contratas S.A.	1,286
3,185		Force Motors Ltd	144
558,519		Fortune Brands Home & Security, Inc	32,377
234,930		Foshan Electrical and Lighting Co Ltd	182
2,880,624		Fosun International	3,746
108,518		Franklin Electric Co, Inc	3,587
104,410		Freightcar America, Inc	1,467
251,200	e	Fudo Tetra Corp	379
62,353	*,e	FuelCell Energy, Inc	388
987,438	*	Fuji Electric Holdings Co Ltd	4,111
56,692		Fuji Machine Manufacturing Co Ltd	514
306,978		Fujikura Ltd	1,418
139,800		Fujitec Co Ltd	1,207
126,000		Fukuda Corp	1,286
12,600		Fukushima Industries Corp	371
357,000		Furukawa Co Ltd	504
1,296,000		Furukawa Electric Co Ltd	3,003
107,919		Futaba Corp/Chiba	2,056
207,948		Galliford Try plc	2,540
522,915	e	Gamesa Corp Tecnologica S.A.	10,419
1,911,703		Gamuda BHD	2,305
105,015	e	GATX Corp	4,618
15,297		Gayatri Projects Ltd	144
40,163		GEA Group AG.	1,896
7,889		Geberit AG.	2,988
27,600		Gecoss Corp	269
9,634	*,e	Gencor Industries, Inc	150
154,579	*,e	Generac Holdings, Inc	5,404
327,364		General Cable Corp	4,161
575,084		General Dynamics Corp	80,075
24,770,508		General Electric Co	779,775
4,786		Georg Fischer AG.	3,826
2,514		Gesco AG.	200
115,187	*	Gibraltar Industries, Inc	3,636
10,700	e	Giken Seisakusho Co, Inc	200
190,872		Global Brass & Copper Holdings, Inc	5,209
48,356		Glory Ltd	1,316
2,020,439		GMR Infrastructure Ltd	401
113,856	*,e	GMS, Inc	2,533
51,487		Gorman-Rupp Co	1,411
61,405		Graco, Inc	4,850
224,680		Grafton Group plc	1,486
24,174	e	Graham Corp	445
91,872		Granite Construction, Inc	4,185
148,831	*	Great Lakes Dredge & Dock Corp	649
68,627		Greaves Cotton Ltd	142
64,127	e	Greenbrier Cos, Inc	1,868
94,114	e	Griffon Corp	1,587
473,284		Grupo Carso S.A. de C.V. (Series A1)	2,020
142,600	e	Grupo Rotoplas SAB de C.V.	258
53,052	*	GS Engineering & Construction Corp	1,295
25

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
399,000		GS Yuasa Corp	$1,530
2,220,680		Gunkul Engineering PCL	351
623,678		GWA International Ltd	983
72,602		H&E Equipment Services, Inc	1,382
796,813		Haitian International Holdings Ltd	1,410
35,642		Haldex AB	342
105,244	*	Halim Co Ltd	513
255,696		Hangzhou Steam Turbine Co	266
61,790	*	Hanjin Heavy Industries & Construction Co Ltd	216
2,713,395	e	Hanwa Co Ltd	14,176
40,808		Hanwha Corp	1,268
472,500		HAP Seng Consolidated BHD	905
1,950,000	e	Harbin Power Equipment	722
30,633		Hardinge, Inc	308
26,900	e	Harmonic Drive Systems, Inc	765
431,455		Harsco Corp	2,865
173,513		Havells India Ltd	928
487,900		Hazama Ando Corp	2,710
165,990	*,e	HC2 Holdings, Inc	714
761,620	*	HD Supply Holdings, Inc	26,520
39,841		HEICO Corp	2,662
120,121		HEICO Corp (Class A)	6,444
207,510	*,e	Heidelberger Druckmaschinen	574
276,369	*	Hellenic Technodomiki Tev S.A.	410
60,645	e	Hexagon Composites ASA	189
1,137,211		Hexcel Corp	47,353
38,800	e	Hibiya Engineering Ltd	575
141,464		Hillenbrand, Inc	4,250
413,825	*	Hindustan Construction Co	126
105,920		Hino Motors Ltd	1,055
45,000		Hisaka Works Ltd	371
42,091	*	Hitachi Construction Machinery Co Ltd	614
42,700	*,e	Hitachi Koki Co Ltd	255
357,400		Hitachi Zosen Corp	1,729
208,380		Hiwin Technologies Corp	969
30,990		Hochtief AG.	4,001
231,835		Hock Seng Lee BHD	98
5,104,003		Honeywell International, Inc	593,698
85,200		Hong Leong Industries BHD	176
1,416,300		Hopewell Holdings	4,503
105,609		Hoshizaki Electric Co Ltd	10,339
115,429		Hosken Consolidated Investments Ltd	942
1,607,174		Howden Joinery Group plc	8,255
5,955,000	e	Hsin Chong Construction Group Ltd	580
109,800	*	Huangshi Dongbei Electrical Appliance Co Ltd	231
43,941		Hubbell, Inc	4,634
25,742		Huber & Suhner AG.	1,384
54,156		Hudaco Industries Ltd	392
352,890		Huntington Ingalls	59,296
23,015		Hurco Cos, Inc	641
8,176		Hy-Lok Corp	158
22,246		Hyster-Yale Materials Handling, Inc	1,323
26

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
7,002		Hyundai Corp	$141
62,626		Hyundai Development Co	2,173
12,724	*	Hyundai Elevator Co Ltd	690
117,099		Hyundai Engineering & Construction Co Ltd	3,426
38,447	*	Hyundai Heavy Industries	3,560
10,250	*	Hyundai Mipo Dockyard	621
23,563	*	Hyundai Rotem Co Ltd	367
22,700		Idec Corp	201
129,319		IDEX Corp	10,617
15,042	*	IES Holdings, Inc	187
6,002,312		IJM Corp BHD	5,199
19,608		Iljin Holdings Co Ltd	132
487,016		Illinois Tool Works, Inc	50,728
77,282		IMARKETKOREA, Inc	783
77,236		IMI plc	1,001
40,052		Implenia AG.	2,637
857,984	e	Impregilo S.p.A.	2,435
10,480		IMS-Intl Metal Service	137
51,810		Inaba Denki Sangyo Co Ltd	1,775
126,100		Inabata & Co Ltd	1,145
41,955		Indus Holding AG.	1,953
41,826		Industria Macchine Automatiche S.p.A.	2,518
166,497		Industries Qatar QSC	4,496
81,455		Indutrade AB	1,611
8,323		Ingersoll-Rand India Ltd	89
1,673,978		Ingersoll-Rand plc	106,599
85,051		Insteel Industries, Inc	2,432
68,197		Interpump Group S.p.A.	1,068
161,109		Interserve plc	558
112,345		Invicta Holdings Ltd	409
141,983		Inwido AB	1,586
57,400		Iochpe-Maxion S.A.	245
792,501		IRB Infrastructure Developers Ltd	2,517
30,258		IS Dongseo Co Ltd	1,598
146,000	e	Iseki & Co Ltd	319
1,847		ISGEC Heavy Engineering Ltd	129
18,404,301		Ishikawajima-Harima Heavy Industries Co Ltd	49,609
1,426,950	*	Italian-Thai Development PCL	271
2,746,433		Itochu Corp	33,598
83,047		ITT, Inc	2,656
64,128	*	IVRCL Infrastructures & Projects Ltd	4
641,000	e	Iwatani International Corp	3,636
423,479	*	Jacobs Engineering Group, Inc	21,093
8,817,993		Jain Irrigation Systems Ltd	9,780
7,300	e	Jamco Corp	134
172,604		Japan Pulp & Paper Co Ltd	553
289,000		Japan Steel Works Ltd	1,321
230,036		Jardine Matheson Holdings Ltd	13,449
2,876,247		JG Summit Holdings (Series B)	5,255
50,481		JGC Corp	723
101,535		John Bean Technologies Corp	6,216
364,511	g	John Laing Group plc	1,092
27

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
348,875		Johnson Electric Holdings Ltd	$781
498,587	e	Joy Global, Inc	10,540
1,158,791		JTEKT Corp	13,134
22,700		Juki Corp	204
55,488		Jungheinrich AG.	1,670
3,337	*	JVM Co Ltd	142
52,902		Kadant, Inc	2,725
44,079		Kajaria Ceramics Ltd	790
1,824,724		Kajima Corp	12,676
38,227		Kalpataru Power Transmission Ltd	145
230,300	*	Kama Co Ltd	300
62,618	e	Kaman Corp	2,663
72,800		Kamei Corp	583
56,600		Kanamoto Co Ltd	1,103
376,000	e	Kandenko Co Ltd	3,076
470,000		Kanematsu Corp	743
1,395,532		KAP Industrial Holdings Ltd	592
14,478		Kardex AG.	1,293
19,400		Katakura Industries Co Ltd	216
77,000	e	Kato Works Co Ltd	297
1,835,171		Kawasaki Heavy Industries Ltd	5,175
562,592		KBR, Inc	7,449
16,001		KCC Corp	5,322
61,861		KEC International Ltd	133
359,146		Keihan Electric Railway Co Ltd	2,489
79,333		Keller Group plc	959
9,790		Kendrion NV	252
228,288	e	Kennametal, Inc	5,047
12,193		KEPCO Engineering & Construction Co, Inc	284
1,332,877	e	Keppel Corp Ltd	5,499
129,068	*,e	KEYW Holding Corp	1,283
81,455		Kier Group plc	1,147
371,500		Kinden Corp	4,021
53,000		King Slide Works Co Ltd	622
410,039		Kingspan Group plc	8,873
102,000		Kinik Co	170
193,829		KION Group AG.	9,394
70,300		Kitz Corp	334
63,478		Kloeckner & Co AG.	702
167,775	*	KLX, Inc	5,201
1,248,733		KOC Holding AS	5,711
37,536	*	Koenig & Bauer AG.	1,911
5,929		Kolon Corp	288
531,983		Komatsu Ltd	9,241
8,458	e	Komax Holding AG.	1,748
149,390		Komori Corp	1,672
324,311		Kone Oyj (Class B)	14,967
42,949	e	Konecranes Oyj	1,090
191,228	e	Koninklijke BAM Groep NV	693
1,941,885		Koninklijke Philips Electronics NV	48,229
63,011		Korea Aerospace Industries Ltd	4,040
8,277		Korea Cast Iron Pipe Industries Co Ltd	79
28

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
4,918		Korea Electric Terminal Co Ltd	$384
4,094	*,e	Kornit Digital Ltd	40
126,052	*,e	Kratos Defense & Security Solutions, Inc	517
37,493		Krones AG.	3,960
544,458		Kubota Corp	7,364
19,601		KUKA AG.	2,325
604,000		Kumagai Gumi Co Ltd	1,712
13,934	*	Kumho Industrial Co Ltd	106
220,000		Kung Long Batteries Industrial Co Ltd	1,000
19,498		Kurita Water Industries Ltd	435
87,470		Kuroda Electric Co Ltd	1,502
74,200	e	Kyokuto Kaihatsu Kogyo Co Ltd	697
377,100		Kyowa Exeo Corp	4,718
61,900	e	Kyudenko Corp	1,832
4,847		Kyung Dong Navien Co Ltd	233
562,644		L-3 Communications Holdings, Inc	82,534
2,565		Lakshmi Machine Works Ltd	140
347,397		Larsen & Toubro Ltd	7,737
20,859	*,e	Lawson Products, Inc	414
46,942	*	Layne Christensen Co	380
75,188		Legrand S.A.	3,849
203,519		Lennox International, Inc	29,022
100,033		LG Corp	5,563
19,844		LG Hausys Ltd	2,214
27,303		LG International Corp	901
50,766		Lincoln Electric Holdings, Inc	2,999
58,105		Lindab International AB	447
24,956	e	Lindsay Corp	1,694
6,177		Lion Chemtech Co Ltd	97
21,415		LISI	543
466,065		LIXIL Group Corp	7,654
633,059	e	Lockheed Martin Corp	157,106
1,906,000	e	Lonking Holdings Ltd	280
88,543		LS Cable Ltd	4,351
13,940		LS Industrial Systems Co Ltd	579
79,939		LSI Industries, Inc	885
256,000	*,e	Luoyang Glass Co Ltd	155
41,914	*	Lydall, Inc	1,616
11,585		Mabuchi Motor Co Ltd	491
29,244	e	MacDonald Dettwiler & Associates Ltd	1,907
2,501,000	e	Maeda Corp	19,573
15,000		Maeda Kosen Co Ltd	141
146,000		Maeda Road Construction Co Ltd	2,494
14,073		Magellan Aerospace Corp	196
540,914	e	Maire Tecnimont S.p.A	1,361
371,748		Makino Milling Machine Co Ltd	1,900
21,707	*	Makita Corp	1,441
2,035,100		Malaysian Resources Corp BHD	537
24,764		MAN AG.	2,527
8,684		Manitou BF S.A.	132
592,180	e	Manitowoc Co, Inc	3,227
3,207,234	*	Manitowoc Foodservice, Inc	56,511
29

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
8,271		Mannai Corp QSC	$193
435,500		Marcopolo S.A.	325
1,407,058		Marubeni Corp	6,357
3,466,384		Masco Corp	107,250
139,635	*	Masonite International Corp	9,235
191,297	*	Mastec, Inc	4,270
24,000		Max Co Ltd	273
1,648,494		Meggitt plc	8,960
426,000		Meidensha Corp	1,386
140,202		Melrose Industries plc	797
173,632	*	Mercury Systems, Inc	4,316
194,371	*	Meritor, Inc	1,399
10,100	e	METAWATER Co Ltd	274
25,774		Metka S.A.	204
25,914	e	Metso Oyj	609
71,003		Micron Machinery Co Ltd	2,147
186,363	*	Middleby Corp	21,478
30,998	*,e	Milacron Holdings Corp	450
26,226		Miller Industries, Inc	540
285,359		Minebea Co Ltd	1,939
422,100		Miraito Holdings Corp	4,150
250,900		MISUMI Group, Inc	4,530
1,293,087		Mitsubishi Corp	22,768
1,619,757		Mitsubishi Electric Corp	19,337
3,428,952		Mitsubishi Heavy Industries Ltd	13,789
23,700		Mitsubishi Nichiyu Forklift Co Ltd	133
46,700		Mitsuboshi Belting Co Ltd	364
1,896,064		Mitsui & Co Ltd	22,634
1,893,000		Mitsui Engineering & Shipbuilding Co Ltd	2,609
74,400		Miura Co Ltd	1,663
3,138,230		MMC Corp BHD	1,569
240,116	e	Monadelphous Group Ltd	1,352
155,100	e	MonotaRO Co Ltd	5,128
116,901	*	Moog, Inc (Class A)	6,303
379,851		Morgan Crucible Co plc	1,174
95,900	e	Mori Seiki Co Ltd	925
24,500		Morita Holdings Corp	324
264,339	e	Mota Engil SGPS S.A.	438
318,037	*	MRC Global, Inc	4,519
248,862		MSC Industrial Direct Co (Class A)	17,560
56,826		MTU Aero Engines Holding AG.	5,309
181,966		Mueller Industries, Inc	5,801
639,462		Mueller Water Products, Inc (Class A)	7,303
1,000,600		Muhibbah Engineering M BHD	547
1,116,126	e	Murray & Roberts Holdings Ltd	893
67,639	*	MYR Group, Inc	1,629
23,327	*	Nabtesco Corp	557
188,332	e	Nachi-Fujikoshi Corp	574
2,042,865		Nagarjuna Construction Co	2,263
273,400		Nagase & Co Ltd	3,024
41,000		Namura Shipbuilding Co Ltd	227
366,961		National Central Cooling Co PJSC	140
30

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
11,403	e	National Presto Industries, Inc	$1,076
140,010	*,e	Navistar International Corp	1,637
2,422	*	NCC AB	56
339,408		NCC AB (B Shares)	7,881
188,314	*	NCI Building Systems, Inc	3,011
6,100	e	NEC Capital Solutions Ltd	84
31,047	*	Neff Corp	339
74,420	e	New Flyer Industries, Inc	2,317
22,028	*	Nexans S.A.	921
378,054		NGK Insulators Ltd	7,643
280,752		Nibe Industrier AB	2,335
116,000		Nichias Corp	888
12,500	e	Nichiden Corp	382
23,800		Nichiha Corp	376
48,125		Nidec Corp	3,663
7,000	*	Nihon Trim Co Ltd	486
213,000		Nippo Corp	3,623
26,800	e	Nippon Densetsu Kogyo Co Ltd	451
55,000	e	Nippon Koei Co Ltd	167
113,000		Nippon Road Co Ltd	435
283,730	*,e	Nippon Sharyo Ltd	745
745,000	*	Nippon Sheet Glass Co Ltd	469
227,450		Nippon Steel Trading Co Ltd	735
49,000		Nippon Thompson Co Ltd	149
907,000		Nishimatsu Construction Co Ltd	4,228
14,600		Nishio Rent All Co Ltd	299
345,400		Nisshinbo Industries, Inc	3,129
291,500		Nissin Electric Co Ltd	4,315
29,600		Nitta Corp	671
374,000	*	Nitto Boseki Co Ltd	1,264
46,900		Nitto Kogyo Corp	583
8,373		Nitto Kohki Co Ltd	178
22,143		NKT Holding AS	1,120
63,346	e	NN, Inc	886
708,771	e	Noble Group Ltd	107
48,656		Nolato AB (B Shares)	1,274
53,581	*	Nordex AG.	1,521
178,998		Nordson Corp	14,966
238,919		Noritake Co Ltd	545
23,700		Noritz Corp	423
27,035		NORMA Group	1,281
22,951	*	Nortek, Inc	1,361
1,004,947		Northrop Grumman Corp	223,380
266,526	*,e	NOW, Inc	4,835
1,388,654		NSK Ltd	10,165
536,000		NTN Corp	1,446
18,148	*	NV5 Holdings, Inc	516
3,111,223		NWS Holdings Ltd	4,925
32,500	e	Obara Corp	1,208
2,037,754		Obayashi Corp	21,696
104,904	e	Obrascon Huarte Lain S.A.	370
179,070		OC Oerlikon Corp AG.	1,572
31

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
4,446		OHB AG.	$88
176,600		Oiles Corp	2,782
28,500	e	Okabe Co Ltd	203
283,641	e	Okuma Holdings, Inc	1,865
550,000	e	Okumura Corp	3,041
6,803		Omega Flex, Inc	259
52,431	*	Orascom Construction Ltd	262
226,960		Orbital ATK, Inc	19,323
71,000		Organo Corp	267
61,366	*	Orion Marine Group, Inc	326
74,200	e	OSG Corp	1,236
114,488	e	Oshkosh Truck Corp	5,462
405,000		OSJB Holdings Corp	743
301,732		Osram Licht AG.	15,677
7,617		Otokar Otobus Karoseri Sanayi AS	257
132,071	e	Outotec Oyj	598
3,010,800		Owens Corning, Inc	155,116
644,203		Paccar, Inc	33,415
29,066		Palfinger AG.	835
903,904		Parker Hannifin Corp	97,667
83,964	*	Patrick Industries, Inc	5,062
589,718		Peab AB (Series B)	4,474
179,877	e	Pentair plc	10,485
372,500		Penta-Ocean Construction Co Ltd	1,970
41,764		PER Aarsleff A.S.	911
82,100		PESTECH International Bhd	136
21,043		Pfeiffer Vacuum Technology AG.	1,975
115,562	*	Pgt, Inc	1,190
10,860		Pinguely-Haulotte	165
18,818	e	Pkc Group Oyj	354
438,994	*,e	Plug Power, Inc	817
124,144	*,e	Ply Gem Holdings, Inc	1,809
11,599	*	PNC Infratech Ltd	99
160,619		Polypipe Group plc	557
32,672		Ponsse Oy	830
20,030		Porr AG.	546
19,694		Powell Industries, Inc	775
14,079	*,e	Power Solutions International, Inc	251
6,569		Preformed Line Products Co	265
95,441	e	Primoris Services Corp	1,807
57,371	*,e	Proto Labs, Inc	3,302
164,371		Prysmian S.p.A.	3,608
11,477,105		PT Adhi Karya Persero Tbk	2,431
1,627,200		PT AKR Corporindo Tbk	790
7,236,600		PT Arwana Citramulia Tbk	335
1,200,000		PT Asahimas Flat Glass Tbk	639
2,803,600	*,m	PT Inovisi Infracom Tbk	25
2,255,800		PT Pembangunan Perumahan Tbk	669
4,175,900	*	PT Sitara Propertindo Tbk	212
10,738,700		PT Surya Semesta Internusa Tbk	506
13,191,100		PT Waskita Karya Persero Tbk	2,561
1,992,000		PT Wijaya Karya	448
32

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,814,447		QinetiQ plc	$5,386
229,788		Quanex Building Products Corp	4,272
481,777	*	Quanta Services, Inc	11,139
74,700		Raito Kogyo Co Ltd	780
246,586		Ramirent Oyj	1,890
177,813		Randon Participacoes S.A.	180
2,894		Rational AG.	1,339
215,687		Raubex Group Ltd	283
85,556		Raven Industries, Inc	1,620
1,585,039		Raytheon Co	215,486
52,719	*	RBC Bearings, Inc	3,822
588,917		Rechi Precision Co Ltd	480
100,194	e	Regal-Beloit Corp	5,516
467,135		Reunert Ltd	1,985
559,556		Rexel S.A.	7,035
319,191	*	Rexnord Corp	6,266
132,436		Rheinmetall AG.	7,877
480,583		Rich Development Co Ltd	138
6,235		Rieter Holding AG.	1,276
226,522		Rockwell Automation, Inc	26,009
360,895		Rockwell Collins, Inc	30,727
7,247		Rockwool International AS (B Shares)	1,311
1,119,919		Rolls-Royce Group plc	10,690
468,068	e	Roper Industries, Inc	79,834
737,975		Rotork plc	2,136
13,577	*	Rush Enterprises, Inc	282
73,077	*	Rush Enterprises, Inc (Class A)	1,575
62,353		Russel Metals, Inc	1,104
1,107,000		Ryobi Ltd	4,599
18,088		S&T Dynamics Co Ltd	152
54,597		Saab AB (Class B)	1,703
427,376	e	Sacyr Vallehermoso S.A.	704
121,612		Sadbhav Engineering Ltd	528
429,132		Safran S.A.	28,899
23,197		Saft Groupe S.A.	939
581,736		Salfacorp S.A.	362
7,439		Sam Yung Trading Co Ltd	142
22,057	*	Samho International Co Ltd	299
36,430		Sammok S-Form Co Ltd	539
244,153	*	Samsung Engineering Co Ltd	2,195
153,045		Samsung Heavy Industries Co Ltd	1,232
117,846		Samsung Techwin Co Ltd	5,011
112,623		San Shing Fastech Corp	210
261,038		Sandvik AB	2,613
107,700	e	Sanki Engineering Co Ltd	858
50,000	e	Sanko Gosei Ltd	132
19,500		Sankyo Tateyama, Inc	275
308,800		Sanwa Shutter Corp	2,807
826,000	*,e	Sany Heavy Equipment International	154
36,000		Sanyo Denki Co Ltd	163
21,969		Schindler Holding AG.	3,977
15,158		Schindler Holding AG. (Registered)	2,759
33

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
51,824	*	Schneider Electric Infrastructure Ltd	$107
2,632,814		Schneider Electric S.A.	153,600
850		Schweiter Technologies AG.	811
356,932		Seibu Holdings, Inc	6,045
122,800		Sekisui Jushi Corp	1,749
814,783	e	SembCorp Industries Ltd	1,725
187,003	e	SembCorp Marine Ltd	218
8,728		Semperit AG. Holding	289
355,869		Senior plc	979
5,424	*	Sensata Technologies Holding BV	189
70,138	e	Seven Network Ltd	318
15,417		SFS Group AG.	1,082
90,336	*,e	SGL Carbon AG.	989
253,908	*,m	SGSB Group Co Ltd	281
100,200	*,m	Shanghai Automation Instrumentation Co Ltd	148
336,980		Shanghai Diesel Engine Co Ltd	293
10,503,025	e	Shanghai Electric Group Co Ltd	4,444
298,900		Shanghai Highly Group Co Ltd	240
1,896,508	e	Shanghai Industrial Holdings Ltd	4,312
2,112,000		Shanghai Prime Machinery Co Ltd	305
74,266		Shapir Engineering and Industry Ltd	124
84,200		Shibuya Kogyo Co Ltd	1,388
247,679		Shikun & Binui Ltd	422
115,700		Shima Seiki Manufacturing Ltd	2,238
391,451		Shimizu Corp	3,668
135,000		Shin Zu Shing Co Ltd	445
136,590		Shinmaywa Industries Ltd	848
18,500	e	SHO-BOND Holdings Co Ltd	841
8,400		Showa Aircraft Industry Co Ltd	74
1,525,005		Siemens AG.	156,498
125,272		Siemens India Ltd	2,436
501,750		SIG plc	753
2,635,745		Sime Darby BHD	4,966
103,106		Simpson Manufacturing Co, Inc	4,121
1,318,000		Singamas Container Holdings Ltd	126
1,287,587		Singapore Technologies Engineering Ltd	3,031
16,300	*	Sinko Industries Ltd	182
599,657		Sino Thai Engineering & Construction PCL	408
3,706,496		Sinopec Engineering Group Co Ltd	3,363
1,732,000	e	Sinotruk Hong Kong Ltd	753
686,329		Sintex Industries Ltd	827
98,700		Sintokogio Ltd	739
33,051	*	SiteOne Landscape Supply, Inc	1,123
69,111		SK C&C Co Ltd	12,215
121,819		SK Networks Co Ltd	632
599,916		Skanska AB (B Shares)	12,562
103,760		SKF AB (B Shares)	1,663
19,956		SKF India Ltd	410
535,000		SKP Resources BHD	154
6,540,000	*	Skyway Securities Group Ltd	198
34,189	*,e	SLM Solutions Group AG.	890
197,758		SM Investments Corp	4,088
34

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
16,592		SMC Corp	$4,082
115,309		Smiths Group plc	1,782
251,616		Snap-On, Inc	39,710
300,518		SNC-Lavalin Group, Inc	12,621
242,016	*	SOCAM Development Ltd	113
36,300		Sodick Co Ltd	281
2,692,300		Sojitz Holdings Corp	6,379
4,411		Solar Holdings AS (B Shares)	205
121,083	*,e	SolarCity Corp	2,898
18,810	*	Sparton Corp	409
461,113		Speedy Hire plc	204
81,095		SPIE S.A.	1,442
142,666		Spirax-Sarco Engineering plc	7,144
885,540	*	Spirit Aerosystems Holdings, Inc (Class A)	38,078
543,619	*,e	SPX Corp	8,073
537,238	*	SPX FLOW, Inc	14,006
89,017		Standex International Corp	7,355
613,766		Stanley Works	68,263
29,900	e	Star Micronics Co Ltd	315
106,697	*	Ste Industrielle d’Aviation Latecoere S.A.	405
4,404,720		STP & I PCL	1,259
13,685		Sulzer AG.	1,188
1,494,468		Sumitomo Corp	15,064
55,800		Sumitomo Densetsu Co Ltd	608
4,719,950		Sumitomo Heavy Industries Ltd	20,734
2,376,700		Sumitomo Mitsui Construction C	2,010
12,790,000	*	Summit Ascent Holdings Ltd	2,399
53,680	e	Sun Hydraulics Corp	1,594
16,459		Sung Kwang Bend Co Ltd	133
142,702	*,e	Sunrun, Inc	846
93,000		Sunspring Metal Corp	121
1,878,922		Sunway Construction Group BHD	748
58,117		Supreme Industries, Inc	796
2,137,651	*	Suzlon Energy Ltd	554
129,583		Sweco AB (B Shares)	2,248
354,000		Syncmold Enterprise Corp	584
218,800		Tadano Ltd	1,827
8,557	*	Taewoong Co Ltd	135
34,278	*	Taeyoung Engineering & Construction	179
26,000		Taihei Dengyo Kaisha Ltd	264
88,900		Taikisha Ltd	2,208
2,224,158		Taisei Corp	18,275
938,000	*	Taiwan Glass Industrial Corp	402
196,993		Takamatsu Corp	4,605
66,929		Takara Standard Co Ltd	606
74,900	e	Takasago Thermal Engineering Co Ltd	885
30,000		Takeuchi Manufacturing Co Ltd	391
158,000		Takuma Co Ltd	1,402
79,189		TAL International Group, Inc	1,062
92,300	*,g	Talgo S.A.	428
56,706		Tarkett S.A.	1,849
123,529	*,e	Taser International, Inc	3,073
35

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
271,000		Tat Hong Holdings Ltd	$113
12,900		Tatsuta Electric Wire and Cable Co Ltd	36
4,652,400	*,e	Tech Pro Technology Development Ltd	1,508
3,416,679		Teco Electric and Machinery Co Ltd	2,889
15,000		Teikoku Sen-I Co Ltd	188
850,427		Tekfen Holding AS	2,183
93,000	e	Tekken Corp	269
82,536	*	Teledyne Technologies, Inc	8,175
40,161		Tennant Co	2,163
3,114,059		Terex Corp	63,247
44,229		Texmaco Rail & Engineering Ltd	62
51,556	e	Textainer Group Holdings Ltd	574
3,482,408		Textron, Inc	127,317
359,246		Thales S.A.	29,833
29,289	*,e	The ExOne Company	310
43,409		Thermax Ltd	531
76,162	*	Thermon Group Holdings	1,463
68,792		THK Co Ltd	1,173
1,119,987		Timken Co	34,339
16,827		Timken India Ltd	141
168,682	e	Titan International, Inc	1,046
82,361	*,e	Titan Machinery, Inc	918
65,620		TK Corp	469
104,749		TKH Group NV	3,525
165,000	e	Toa Corp/Tokyo	263
12,900		Tocalo Co Ltd	209
562,000		Toda Corp	2,431
93,000		Toenec Corp	472
180,200	e	Tokai Corp	1,145
425,160		Tokyu Construction Co Ltd	3,881
128,694		Toro Co	11,351
107,739	e	Toromont Industries Ltd	3,139
916,957	*	Toshiba Corp	2,498
428,964		Toshiba Machine Co Ltd	1,298
32,700	e	Toshiba Plant Systems & Services Corp	535
24,300		Totetsu Kogyo Co Ltd	671
55,275		Toto Ltd	2,209
61,600		Toyo Construction Co Ltd	279
547,000		Toyo Engineering Corp	1,816
10,500	e	Toyo Tanso Co Ltd	134
225,353		Toyota Tsusho Corp	4,852
296,515		Trakya Cam Sanayi AS	236
217,689	*,e	TransDigm Group, Inc	57,402
788,935	e	Travis Perkins plc	15,566
224,228		Trelleborg AB (B Shares)	3,979
157,431	e	Trencor Ltd	419
69,910	e	Trevi Finanziaria S.p.A.	96
71,255	*	Trex Co, Inc	3,201
131,737	*	Trimas Corp	2,371
74,489		Trinity Industries, Inc	1,383
976,515		Triumph Group, Inc	34,666
18,200		Trusco Nakayama Corp	918
36

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
17,700	*	Tsubaki Nakashima Co Ltd	$202
187,000	e	Tsubakimoto Chain Co	1,156
46,000	e	Tsugami Corp	175
23,200		Tsukishima Kikai Co Ltd	217
14,200		Tsurumi Manufacturing Co Ltd	171
481,150		Turk Sise ve Cam Fabrikalari AS	595
180,133	*	Tutor Perini Corp	4,242
470,900		UEM Edgenta BHD	421
59,644		Ultra Electronics Holdings	1,388
7,900	e	Union Tool Co	216
459,100		Unique Engineering & Construction PCL	224
615,300		United Engineers Ltd	1,005
1,021,000		United Integrated Services Co Ltd	1,532
312,491	*	United Rentals, Inc	20,968
578,734		United Technologies Corp	59,349
158,505	*	Univar, Inc	2,997
83,323		Universal Forest Products, Inc	7,723
112,609		Uponor Oyj	1,786
3,846,066	*	USG Corp	103,690
755,800		Ushio, Inc	8,880
384,105		Valmet Corp	5,126
121,769		Valmont Industries, Inc	16,472
404,800		Vanachai Group PCL	169
63,359	*	Vectrus, Inc	1,805
25,178	*,e	Veritiv Corp	946
514,941		Vestas Wind Systems AS	35,000
373,605		Vesuvius plc	1,428
6,584	*	V-Guard Industries Ltd	137
43,347	*	Vicor Corp	437
1,944,829		Vinci S.A.	137,240
1,018,000	*,e	Vision Fame International Holding Ltd	416
96,356		Voltas Ltd	462
41,900		Voltronic Power Technology Corp	586
519,503		Volvo AB (B Shares)	5,161
8,630	*	Vossloh AG.	533
67,482	e	W.W. Grainger, Inc	15,335
247,977	*	Wabash National Corp	3,149
249,173	*	WABCO Holdings, Inc	22,817
53,821	e	Wacker Construction Equipment AG.	835
18,300	e	Wajax Income Fund	212
28,300		Wakita & Co Ltd	187
7,149,000	*	Walsin Lihwa Corp	1,949
2,601		Walter Meier AG.	86
37,411		Wartsila Oyj (B Shares)	1,526
83,183		Watsco, Inc	11,703
78,016		Watts Water Technologies, Inc (Class A)	4,545
1,786,212		WCT Berhad	667
533,618		Weg S.A.	2,282
2,024,142	e	Weichai Power Co Ltd	2,084
2,008,304		Weir Group plc	38,787
3,592,000		Welling Holding Ltd	668
768,633	*,e	WESCO International, Inc	39,577
37

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
192,751		Westinghouse Air Brake Technologies Corp	$13,537
8,926	*	Willis Lease Finance Corp	198
41,249		Wilson Bayly Holmes-Ovcon Ltd	352
350,723		Wolseley plc	18,162
125,771	e	Woodward Governor Co	7,249
195,557	e	WSP Global, Inc	5,982
398,112		Xxentria Technology Materials Corp	1,003
568,207		Xylem, Inc	25,370
10,395		Y G-1 Co Ltd	94
20,800	e	Yahagi Construction Co Ltd	167
41,900		YAMABIKO Corp	305
189,600		Yamazen Corp	1,513
7,847,649	e	Yangzijiang Shipbuilding	5,263
35,339		Yazicilar Holding AS	150
460,200		Yinson Holdings BHD	312
92,687		YIT Oyj	669
139,500		Yokogawa Bridge Holdings Corp	1,388
2,056,000	e	Yuanda China Holdings Ltd	62
52,900		Yuasa Trading Co Ltd	1,091
855,000		Yungtay Engineering Co Ltd	1,212
104,000		Yurtec Corp	711
6,300	e	Yushin Precision Equipment Co Ltd	111
157,360	e	Zardoya Otis S.A.	1,486
9,379		Zehnder Group AG.	364
22,000		Zenitaka Corp	73
277,400		Zhengzhou Coal Mining Machinery Group Co Ltd	118
607,141		Zhuzhou CSR Times Electric Co Ltd	3,372
148,141		Zodiac S.A.	3,456
23,992		Zumtobel AG.	292
		TOTAL CAPITAL GOODS	8,632,606

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
48,300	*,e	51job, Inc (ADR)	1,416
137,230		ABM Industries, Inc	5,006
194,824		Acacia Research (Acacia Technologies)	857
329,911	*	ACCO Brands Corp	3,408
361,065		Adecco S.A.	18,211
99,170	*	Advisory Board Co	3,510
26,600	e	Aeon Delight Co Ltd	725
107,934		AF AB	1,795
72,166		Aggreko plc	1,234
8,805	e	Akka Technologies S.A.	271
601,551	e	ALS Ltd	2,227
11,140		Amadeus Fire AG	705
60,425		American Banknote S.A.	517
86,640	e	Applus Services S.A.	848
26,255	*,e	Aqua Metals, Inc	309
163,904	*	ARC Document Solutions, Inc	638
17,558		Assystem	443
7,500	e	Asukanet Co Ltd	82
258,651		Atkins WS plc	4,595
245,159		Babcock International Group	2,964
38

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
17,299		Barrett Business Services, Inc	$715
376,000	*	Beijing Development HK Ltd	78
26,600	*	Bell System24 Holdings, Inc	213
36,100		Benefit One, Inc	1,081
4,734	e	Bertrandt AG.	464
29,231		Bilfinger Berger AG.	857
831,521		Blue Label Telecoms Ltd	1,043
2,736,000	*	Blue Sky Power Holdings Ltd	217
156,346		Brady Corp (Class A)	4,778
2,288,168		Brambles Ltd	21,363
135,359		Brink’s Co	3,856
604,000		Broad Greenstate International Co Ltd	97
54,964		Brunel International NV	1,003
230,248		Bureau Veritas S.A.	4,834
86,064	e	Cabcharge Australia Ltd	206
120,594		Cape plc	310
608,873		Capita Group plc	7,846
4,062,000	*	Capital Environment Holdings Ltd	175
156,054	*	Casella Waste Systems, Inc (Class A)	1,225
200,745	e	Caverion Corp	1,286
270,491	*	CBIZ, Inc	2,816
127,675		CEB, Inc	7,875
153,722	e	Ceco Environmental Corp	1,344
21,678		Cewe Color Holding AG.	1,581
5,169,751	e	China Everbright International Ltd	5,781
295,435		Cintas Corp	28,991
325,312	*	Clean Harbors, Inc	16,952
62,000		Cleanaway Co Ltd	334
3,508,831		Cleanaway Waste Management Ltd	2,119
299,349	e	CNH Industrial NV (NYSE)	2,140
3,293		Compx International, Inc	38
232,234	*	Copart, Inc	11,382
440,768		Covanta Holding Corp	7,251
38,485	*	CRA International, Inc	971
141,594	e	Credit Corp Group Ltd	1,277
485,611	e	Dai Nippon Printing Co Ltd	5,412
31,300		Daiseki Co Ltd	605
218,475		Davis Service Group plc	3,550
84,464		De La Rue plc	577
127,505		Deluxe Corp	8,462
209,330		Derichebourg	536
361,148		Downer EDI Ltd	1,037
131,753		Dun & Bradstreet Corp	16,053
102,198		Duskin Co Ltd	1,726
360,271	*,m	Dyax Corp	400
351,000	e	Dynagreen Environmental Protection Group Co Ltd	155
1,202,389	e	Edenred	24,620
400,847	g	Elior Participations S.C.A	8,698
175,282		Elis S.A.	3,069
21,200	e	en-japan, Inc	394
85,508		Ennis, Inc	1,640
493,835	e	Equifax, Inc	63,408
39

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
88,072		Essendant, Inc	$2,691
1,424,981		Experian Group Ltd	27,035
84,164		Exponent, Inc	4,916
52,765	*,e	Franklin Covey Co	809
123,173	*	FTI Consulting, Inc	5,011
21,400		Funai Soken Holdings, Inc	290
15,463,000	*,m	Fung Choi Media Group Ltd	115
45,842	e	G & K Services, Inc (Class A)	3,510
20,233		Gategroup Holding AG.	1,068
10,700		GL Events	178
38,480	*	GP Strategies Corp	835
1,458,983		Group 4 Securicor plc	3,575
10,765		Groupe CRIT	717
71,102		Gunnebo AB	355
8,270,065		Hays plc	10,806
165,545		Healthcare Services Group	6,850
69,566		Heidrick & Struggles International, Inc	1,174
30,473	*	Heritage-Crystal Clean, Inc	372
178,609		Herman Miller, Inc	5,339
79,359	*	Hill International, Inc	323
168,416		HNI Corp	7,830
402,337	e	HomeServe plc	2,823
60,994	*	Huron Consulting Group, Inc	3,685
73,856	*	ICF International, Inc	3,021
25,913	*,e	IDI, Inc	123
153,082	*	IHS, Inc (Class A)	17,698
90,610	*	Innerworkings, Inc	749
128,120		Insperity, Inc	9,895
294,049		Interface, Inc	4,484
316,467		Intertek Group plc	14,745
304,294		Intrum Justitia AB	9,543
263,354		IPH Ltd	1,272
232,537		ISS A.S.	8,746
74,524	e	ITAB Shop Concept AB	611
92,000		Itoki Corp	508
13,300	*	JAC Recruitment Co Ltd	224
9,619		Kaba Holding AG.	6,720
101,289		KAR Auction Services, Inc	4,228
26,000		KD Holding Corp	145
67,280		Kelly Services, Inc (Class A)	1,276
27,148		KEPCO Plant Service & Engineering Co Ltd	1,535
182,756		Kforce, Inc	3,087
131,014		Kimball International, Inc (Class B)	1,491
144,998		Knoll, Inc	3,521
208,300		Kokuyo Co Ltd	2,967
224,116		Korn/Ferry International	4,639
132,000		Kyodo Printing Co Ltd	405
194,068		Loomis AB	4,745
400,113		Manpower, Inc	25,743
9,762		Matsuda Sangyo Co Ltd	120
74,121		Matthews International Corp (Class A)	4,124
72,311		McGrath RentCorp	2,212
40

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
66,835		McMillan Shakespeare Ltd	$688
27,400		Meitec Corp	931
262,715		Michael Page International plc	1,043
793,341	e	Mineral Resources Ltd	4,995
111,356	*	Mistras Group, Inc	2,658
350,036	e	Mitie Group	1,160
16,972		Mitsubishi Pencil Co Ltd	795
103,848		Mobile Mini, Inc	3,597
321,906		Moleskine S.p.A	770
38,911		Morneau Sobeco Income Fund	534
33,200		Moshi Moshi Hotline, Inc	347
74,337		MSA Safety, Inc	3,905
45,593		Multi-Color Corp	2,891
190,933	*	Navigant Consulting, Inc	3,084
998,703		Nielsen NV	51,903
14,000		Nippon Kanzai Co Ltd	222
166,100	e	Nippon Parking Development Co Ltd	200
108,260	e	Nissha Printing Co Ltd	1,987
20,760	*,e	NL Industries, Inc	53
33,100		Nomura Co Ltd	497
167,400		Okamura Corp	1,667
124,809	*	On Assignment, Inc	4,612
21,200	*	Outsourcing, Inc	976
9,868		Oyo Corp	109
183,100		Park24 Co Ltd	6,292
28,900		Pilot Corp	1,246
703,609		Pitney Bowes, Inc	12,524
205,665		Programmed Maintenance Services Ltd	271
235,630	e	Prosegur Cia de Seguridad S.A.	1,420
184,580		Quad	4,299
1,037,413		R.R. Donnelley & Sons Co	17,553
200,818		Randstad Holdings NV	8,031
350,000	*,e	Realord Group Holdings Ltd	217
354,459		Recruit Holdings Co Ltd	12,950
1,445,250		Regus plc	5,588
4,843,042		Rentokil Initial plc	12,507
483,530		Republic Services, Inc	24,810
181,072		Resources Connection, Inc	2,676
69,908		Restore plc	266
232,228	e	Ritchie Bros Auctioneers, Inc	7,848
503,000		Riverstone Holdings Ltd	339
467,638	e	Robert Half International, Inc	17,845
227,469		Rollins, Inc	6,658
758,300	*	Rowsley Ltd	75
184,829		RPS Group plc	430
396,678	*	RPX Corp	3,638
22,201		S1 Corp (Korea)	2,082
580,755		SAI Global Ltd (New)	1,600
20,052		Sato Corp	376
2,750		Seche Environnement S.A.	85
220,954		Secom Co Ltd	16,336
579,635		Securitas AB (B Shares)	8,948
41

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
703,262		Seek Ltd	$8,073
932,122	*,e	Serco Group plc	1,387
335,994		SG Fleet Group Ltd	919
7,553		SGS S.A.	17,302
100,500	m	Shanghai Youngsun Investment C	251
357,500	*	Shanghai Zhongyida Co Ltd	208
491,718	m	Shanks Group plc	527
188,225		Shenzhen Dongjiang Environmental Co Ltd	325
38,346		Societe BIC S.A.	5,403
50,500		Sohgo Security Services Co Ltd	2,496
57,806	*	SP Plus Corp	1,305
59,192		Sporton International, Inc	307
2,544,902		Spotless Group Holdings Ltd	2,154
95,561	e	Stantec, Inc	2,317
241,516		Steelcase, Inc (Class A)	3,277
342,951	*	Stericycle, Inc	35,708
54,000		Sunny Friend Environmental Technology Co Ltd	256
15,784		Synergie S.A	452
361,520		Taiwan Secom Co Ltd	1,042
369,670		Taiwan-Sogo Shinkong Security Corp	464
90,000	e	Takeei Corp	819
31,300	*	Tanseisha Co Ltd	232
65,296	*,e	Team, Inc	1,621
32,500		TechnoPro Holdings, Inc	1,012
140,751		Teleperformance	11,989
141,900		Temp Holdings Co Ltd	2,459
157,049		Tetra Tech, Inc	4,828
312,000		Tianjin Capital Environmental Protection Group Co Ltd	143
153,300		Toppan Forms Co Ltd	1,584
549,669		Toppan Printing Co Ltd	4,726
28,000	*	Tosho Printing Co Ltd	136
111,938	m	Towers Watson & Co	13,915
253,951		Tox Free Solutions Ltd	494
227,529	e	Transcontinental, Inc	3,084
112,874	*,e	TransUnion	3,774
60,128	*	TRC Cos, Inc	380
220,685	*	TriNet Group, Inc	4,588
176,765	*	TrueBlue, Inc	3,344
1,000,169	e	Tyco International plc	42,607
46,510		Unifirst Corp	5,382
70,534		US Ecology, Inc	3,241
692,058	*	Verisk Analytics, Inc	56,112
49,809		Viad Corp	1,544
10,320	e	VSE Corp	689
117,861	*	WageWorks, Inc	7,049
12,538		Waste Connections, Inc	903
1,348,316		Waste Management, Inc	89,353
182,013		West Corp	3,578
33,200	e	Yumeshin Holdings Co Ltd	216
9,400	*,e	Zhaopin Ltd (ADR)	137
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,182,132
42

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
CONSUMER DURABLES & APPAREL - 2.3%
592,000		361 Degrees International Ltd	$171
40,866	*	Accell Group NV	841
1,261,491		Adidas-Salomon AG.	181,086
22,591	*	Agabang&Company	143
65,840		Aksa Akrilik Kimya Sanayii	176
439,300		Alpargatas S.A.	1,430
34,400		Alpine Electronics, Inc	337
204,358		Altek Corp	137
297,142		Amer Sports Oyj (A Shares)	8,152
2,500,157		AmTRAN Technology Co Ltd	1,568
1,112,235		Anta Sports Products Ltd	2,241
233,273		Arcelik AS	1,536
30,671	e	Arctic Cat, Inc	521
43,000		Arezzo Industria e Comercio S.A.	358
843,001		Arvind Ltd	4,124
28,338		Asics Corp	479
21,632		Bajaj Electricals Ltd	76
73,831	*,e	Bang & Olufsen AS (B Shares)	647
1,292,254		Barratt Developments plc	7,022
9,919	*	Basic House Co Ltd	74
26,586		Bassett Furniture Industries, Inc	636
419,000	*	Basso Industry Corp	1,193
29,691		Bata India Ltd	241
131,566	*,e	Beazer Homes USA, Inc	1,020
10,002,293		Belle International Holdings Ltd	5,887
358,961		Bellway plc	9,106
30,158	e	Beneteau S.A.	286
308,707		Berkeley Group Holdings plc	10,424
666,000		Best Pacific International Holdings Ltd	498
4,121	e	Bijou Brigitte AG.	272
83,684	*	Billabong International Ltd	76
151,409	*	Bonava AB	1,825
2,608,000	e	Bosideng International Holdings Ltd	222
110,275	e	Bovis Homes Group plc	1,076
77,270		Breville Group Ltd	436
29,678	*	BRP, Inc	475
22,533	e	Brunello Cucinelli S.p.A	404
122,808		Brunswick Corp	5,566
383,453		Burberry Group plc	5,965
1,978,000	*	C.banner International Holdings Ltd	733
197,000		Cabbeen Fashion Ltd	67
3,589,011	*	Cairn Homes plc	3,824
146,131	e	CalAtlantic Group, Inc	5,364
581,896		Callaway Golf Co	5,941
225,341		Carter’s, Inc	23,992
59,974	e	Casio Computer Co Ltd	864
20,428	*	Cavco Industries, Inc	1,914
21,391		CCC S.A.	869
37,472	*,e	Century Communities, Inc	650
27,581,400		China Dongxiang Group Co	4,891
1,050,000		China Lilang Ltd	670
43

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,131,000	*,m	China Longevity Group Co Ltd	$1
15,800		Chofu Seisakusho Co Ltd	384
96,502		Christian Dior S.A.	15,459
491,157		Cie Financiere Richemont S.A.	28,750
1,338,000		Citychamp Watch & Jewellery Group Ltd	253
97,000		Clarion Co Ltd	238
15,200		Cleanup Corp	112
1,033,702		Coach, Inc	42,113
79,420		Columbia Sportswear Co	4,570
1,625,200	e	Consorcio ARA, S.A. de C.V.	582
9,900		Corona Corp	98
98,400		Corpovael S.A. de C.V.	81
539,000	e,g	Cosmo Lady China Holdings Co Ltd	277
813,364		Crest Nicholson Holdings plc	3,884
167,193	*,e	CROCS, Inc	1,886
649,166	*	Crompton Greaves Consumer Electricals Ltd	1,383
19,319		CSS Industries, Inc	518
26,289		Culp, Inc	726
1,043,000		Cyrela Brazil Realty S.A.	3,341
76,530	*	Deckers Outdoor Corp	4,402
50,740		De’Longhi S.p.A.	1,209
24,180	*	Delta Apparel, Inc	545
7,726		Delta-Galil Industries Ltd	208
35,890		Descente Ltd	388
50,126		Dorel Industries, Inc (Class B)	1,334
1,150,289		DR Horton, Inc	36,211
64,789		Duni AB	832
501,311		Eclat Textile Co Ltd	4,862
1,749,130		Electrolux AB (Series B)	47,690
35,557		Enex Co Ltd	98
25,434	e	Escalade, Inc	260
58,420	e	Ethan Allen Interiors, Inc	1,930
200,200		Even Construtora e Incorporadora S.A.	239
326,950		Ez Tec Empreendimentos e Participacoes S.A.	1,628
325,600		Feng TAY Enterprise Co Ltd	1,354
12,000		Fields Corp	149
8,951		Fila Korea Ltd	708
14,894		Flexsteel Industries, Inc	590
1,013		Forbo Holding AG.	1,203
452,852		Formosa Taffeta Co Ltd	439
220,679		Forus S.A.	667
98,422	*,e	Fossil Group, Inc	2,808
141,591		Foster Electric Co Ltd	2,242
55,600		France Bed Holdings Co Ltd	508
339,999	e	Fuguiniao Co Ltd	173
78,000		Fujibo Holdings Inc	188
133,000		Fujitsu General Ltd	2,962
83,200	*,e	Funai Electric Co Ltd	733
313,400		Gafisa S.A.	200
190,742	*,e	Garmin Ltd	8,091
65,981	e	Geox S.p.A.	205
20,249	e	Gerry Weber International AG.	237
44

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
278,439		Giant Manufacturing Co Ltd	$1,737
101,215	*,e	G-III Apparel Group Ltd	4,628
266,377		Gildan Activewear, Inc	7,802
4,880,000	*	Global Brands Group Holding Ltd	429
4,500		Goldwin, Inc	206
3,782,000		Goodbaby International Holding	1,746
548,625	*,e	GoPro, Inc	5,931
58,514	*,e	Green Brick Partners, Inc	425
7,700		Guararapes Confeccoes S.A.	134
69,656	e	GUD Holdings Ltd	478
517,000		Gunze Ltd	1,444
1,395,944		Haier Electronics Group Co Ltd	2,133
12,661		Handsome Co Ltd	434
1,695,620		Hanesbrands, Inc	42,611
16,729		Hansae Co Ltd	552
34,480		Hansae Yes24 Holdings Co Ltd	501
17,231		Hanssem Co Ltd	2,400
455,573		Harman International Industries, Inc	32,719
175,718		Hasbro, Inc	14,759
566,700		Haseko Corp	5,705
737,348		Hefei Meiling Co Ltd	416
65,700		Heiwa Corp	1,333
110,532	*,e	Helen of Troy Ltd	11,367
24,626		Hermes International	9,180
24,275		Himatsingka Seide Ltd	83
347,000		Hisense Kelon Electrical Holdings Co Ltd	159
6,116		Hitachi Home & Life Solutions India Ltd	127
26,756	*	HLB, Inc	490
1,890,000	*	HongDa Financial Holding Ltd	67
26,333		Hooker Furniture Corp	566
610,000	e	Hosa International Ltd	208
301,624	*,e	Hovnanian Enterprises, Inc (Class A)	507
54,810		Hugo Boss AG.	3,116
152,000		Hume Industries BHD	117
353,641		Husqvarna AB (B Shares)	2,633
40,382		Huvis Corp	275
10,196		Hyundai Livart Furniture Co Ltd	231
16,583		IC Companys AS	426
93,751	*,e	Iconix Brand Group, Inc	634
440,353		Iida Group Holdings Co Ltd	9,018
1,117		Ilshin Spinning Co Ltd	121
9,222		Indo Count Industries Ltd	133
47,839	*	Installed Building Products Inc	1,736
62,845	*,e	iRobot Corp	2,205
39,184	*,e	Jakks Pacific, Inc	310
154,000		Japan Wool Textile Co Ltd	1,063
101,965	*,e	Jimmy Choo plc	148
178,499	*	Jinshan Development & Construction Co Ltd	162
63,793	e	JM AB	1,603
82,430		Johnson Health Tech Co Ltd	121
14,070		Johnson Outdoors, Inc	362
803,300	e	JVC KENWOOD Holdings, Inc	1,651
45

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
826,830	*	Kate Spade & Co	$17,041
237,366	e	KB Home	3,610
3,158,000	*	Kinpo Electronics	1,193
10,800		Kitex Garments Ltd	85
44,244		KMC Kuei Meng International In	162
657,500		Kohinoor Textile Mills Ltd	504
648,500		Konka Group Co Ltd	241
8,332	*	KPR Mill Ltd	133
388,000		Kurabo Industries Ltd	688
808		Kyungbang Ltd	121
12,693		LA Opala RG Ltd	104
647,804		Lao Feng Xiang Co Ltd	2,342
390,288		La-Z-Boy, Inc	10,858
627,776		Lealea Enterprise Co Ltd	171
329,867	e	Leggett & Platt, Inc	16,860
16,883		Lennar Corp (B Shares)	629
285,408		Lennar Corp (Class A)	13,157
98,786		LG Electronics, Inc	4,652
17,386		LG Fashion Corp	321
36,922	*,e	LGI Homes, Inc	1,179
40,000		Li Cheng Enterprise Co Ltd	180
1,228,520	*,e	Li Ning Co Ltd	601
555,965	*	Li Peng Enterprise Co Ltd	120
133,646		Libbey, Inc	2,124
44,380		Lifetime Brands, Inc	648
1,255		LPP S.A.	1,610
386,944	*,e	Lululemon Athletica, Inc	28,580
753,450		Luthai Textile Co Ltd	979
274,268	e	Luxottica Group S.p.A.	13,367
289,457		LVMH Moet Hennessy Louis Vuitton S.A.	43,631
54,852	*	M/I Homes, Inc	1,033
156,271		Makalot Industrial Co Ltd	736
44,862	*	Malibu Boats Inc	542
2,091,200		Man Wah Holdings Ltd	3,017
6,442	*,m	Mariella Burani S.p.A.	0
25,086	e	Marine Products Corp	212
7,700		Mars Engineering Corp	159
1,818,683		Matsushita Electric Industrial Co Ltd	15,647
5,964,518		Mattel, Inc	186,630
321,600		MC Group PCL	123
82,278		MCBC Holdings, Inc	909
92,183		MDC Holdings, Inc	2,244
222,086		Merida Industry Co Ltd	940
129,150	*	Meritage Homes Corp	4,848
780,379	*,e	Michael Kors Holdings Ltd	38,613
21,400		Misawa Homes Co Ltd	145
82,000		Mitsui Home Co Ltd	347
81,000		Mizuno Corp	380
455,887	*	Mohawk Industries, Inc	86,509
995,770		Moncler S.p.A	15,721
39,188		Movado Group, Inc	850
1,330,965		MRV Engenharia e Participacoes S.A.	4,479
46

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
9,337		Nacco Industries, Inc (Class A)	$523
266,735		Namco Bandai Holdings, Inc	6,883
35,000		Nan Liu Enterprise Co Ltd	164
130,419	*	Nautilus, Inc	2,327
32,948	*,e	New Home Co Inc	314
38,609	e	New Wave Group AB (B Shares)	172
2,032,033		Newell Rubbermaid, Inc	98,696
479,129		Nien Hsing Textile Co Ltd	356
196,000	*	Nien Made Enterprise Co Ltd	1,788
3,912,039		Nike, Inc (Class B)	215,945
62,724	e	Nikon Corp	849
276,177		Nobia AB	2,403
39,351	*	NVR, Inc	70,058
599,531		Onward Kashiyama Co Ltd	3,740
341,167		Oriental Weavers	205
1,311,196	g	OVS S.p.A	7,636
68,020		Oxford Industries, Inc	3,851
349,000	*,e,g	Ozner Water International Holding Ltd	59
663,778		Pacific Textile Holdings Ltd	829
8,908		Page Industries Ltd	1,854
294,000		PanaHome Corp	2,327
194,712		Pandora AS	26,520
3,346	*	PDG Realty S.A.	3
402,000	*,m	Peace Mark Holdings Ltd	0
2,603,000		Peak Sport Products Co Ltd	785
15,011		Pegas Nonwovens S.A.	492
153,337	*,e	Performance Sports Group Ltd	460
71,760	*	Perry Ellis International, Inc	1,444
904,574		Persimmon plc	17,541
282,677	*	Peter England Fashions and Retail Ltd	601
380,138		Phillips-Van Heusen Corp	35,820
39,964		PIK Group (GDR)	155
267,900	*	Pioneer Corp	470
8,104,857		Playmates Holdings Ltd	10,638
1,680,000		Playmates Toys Ltd	320
68,211	e	Polaris Industries, Inc	5,577
116,608		Pool Corp	10,965
6,251,341		Pou Chen Corp	8,414
7,600	e	Pressance Corp	288
920,000	*,e	Prime Success International Group Ltd	140
8,236,400		PT Sri Rejeki Isman Tbk	163
2,568,474		Pulte Homes, Inc	50,060
172,260		Rajesh Exports Ltd	1,105
119,707	e	Ralph Lauren Corp	10,728
73,080		Raymond Ltd	505
618,580	e	Redrow plc	2,602
312,000	*,e,g	Regina Miracle International Holdings Ltd	414
25,497		Rinnai Corp	2,253
335,956		Ruentex Industries Ltd	507
26,571	*,e	Safilo Group S.p.A.	202
42,814	e	Salvatore Ferragamo Italia S.p.A	873
51,114		Samick Musical Instruments Co Ltd	122
47

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
906,000		Sampo Corp	$386
816,000		Samson Holding Ltd	89
115,900		Sangetsu Co Ltd	2,179
66,921		Sankyo Co Ltd	2,509
77,000	e	Sanyo Shokai Ltd	145
24,672		SEB S.A.	2,975
281,194		Sega Sammy Holdings, Inc	3,028
121,000		Seiko Holdings Corp	363
1,099,830		Seiren Co Ltd	10,404
778,195		Sekisui Chemical Co Ltd	9,588
2,783,477		Sekisui House Ltd	48,744
99,708	*	Sequential Brands Group, Inc	796
860,341		Servicios Corporativos Javer SAPI de C.V.	861
394,500		Shanghai Haixin Group Co	309
72,300	*	Shanghai Kai Kai Industrial Co Ltd	106
1,292,000	*,e	Sharp Corp	1,399
223,400	*	Shenzhen China Bicycle Co Holdings Ltd	147
557,124	e	Shenzhou International Group Holdings Ltd	2,694
57,445	e	Shimano, Inc	8,783
1,160,000	*,e	Silverman Holdings Ltd	271
5,617		Sioen Industries NV	118
368,000	e	Sitoy Group Holdings Ltd	148
351,027	*	Skechers U.S.A., Inc (Class A)	10,433
5,631,229		Skyworth Digital Holdings Ltd	4,647
239,499	*,e	Smith & Wesson Holding Corp	6,510
6,854,312		Sony Corp	201,942
214,746		Sony Corp (ADR)	6,303
915,898	*,g	Spin Master Corp	18,893
13,762		SRF Ltd	268
30,800	e	SRI Sports Ltd	277
26,700	e	Starts Corp, Inc	530
6,170,486		Steinhoff International Holdings NV	35,398
1,174,112		Steinhoff International Holdings NV (GR)	6,760
149,574	*	Steven Madden Ltd	5,112
82,983	e	Sturm Ruger & Co, Inc	5,312
147,554		Sumitomo Forestry Co Ltd	2,003
404,000		Sundart Holdings Ltd	240
17,830	e	Superior Uniform Group, Inc	340
6,276	*	Surteco SE	143
25,190	e	Swatch Group AG.	7,330
160,925		Swatch Group AG. (Registered)	9,216
6,988		Symphony Ltd	258
919,602		Tainan Spinning Co Ltd	352
594,600		Taiwan Paiho Ltd	1,602
15,100	e	Tamron Co Ltd	203
1,951,298	*	Tatung Co Ltd	311
69,144	*	Taylor Morrison Home Corp	1,026
3,878,560		Taylor Wimpey plc	6,881
1,762,000	e	TCL Multimedia Technology Holdings Ltd	1,006
1,709,000		Techtronic Industries Co	7,137
24,474		Ted Baker plc	795
252,959		Telford Homes plc	1,013
48

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
448,988	*,e	Tempur-Pedic International, Inc	$24,838
1,052,000		Texhong Textile Group Ltd	995
1,638,000		Texwinca Holdings Ltd	1,216
405,542		Thomson	2,511
85,349	g	Thule Group AB	1,222
159,042		Titan Industries Ltd	959
11,232	e	Tod’s S.p.A.	602
16,190		Token Corp	1,273
113,025	*	Toll Brothers, Inc	3,042
447,021	*	TomTom NV	3,416
57,168		Tomy Co Ltd	482
124,028	*	TopBuild Corp	4,490
58,000		Topkey Corp	188
79,000		Toung Loong Textile Manufacturing	221
419,434	*	TRI Pointe Homes, Inc	4,958
28,282		Trigano S.A.	1,631
16,174,000	e	Trinity Ltd	1,153
288,500	e	TSI Holdings Co Ltd	1,572
171,803		Tsutsumi Jewelry Co Ltd	3,370
2,720		TTK Prestige Ltd	190
136,440	*	Tumi Holdings, Inc	3,648
96,079	e	Tupperware Corp	5,407
21,748	*	UCP, Inc (Class A)	174
354,334	*	Under Armour, Inc	12,898
351,684	*,e	Under Armour, Inc (Class A)	14,113
35,990	*	Unifi, Inc	980
2,450,000	*	Unitika Ltd	1,318
43,078	*	Universal Electronics, Inc	3,114
201,500	e	Universal Entertainment Corp	4,243
591,479	*,e,m	Urbi Desarrollos Urbanos S.A. de C.V	0	^
4,853		VAN DE Velde	323
35,286		Vardhman Textiles Ltd	499
46,991	*	Vera Bradley, Inc	666
76,167	*	Vestel Elektronik Sanayi	172
876,445		VF Corp	53,893
67,197		Videocon Industries Ltd	105
73,878	*,e	Vince Holding Corp	405
116,998	*	Vista Outdoor, Inc	5,584
374,627		Wacoal Holdings Corp	3,697
51,252	*,e	WCI Communities, Inc	866
393,000		Weiqiao Textile Co	298
596,961		Welspun India Ltd	966
15,685	e	Weyco Group, Inc	436
191,741		Whirlpool Corp	31,952
44,400	*	Whirlpool of India Ltd	547
57,821	*,e	William Lyon Homes, Inc	932
409,359		Wolverine World Wide, Inc	8,318
181,327		Woongjin Coway Co Ltd	16,510
194,631		Wuxi Little Swan Co Ltd	669
3,352,000		XTEP International Holdings	1,802
265,350		Yamaha Corp	7,152
15,300		Yondoshi Holdings, Inc	309
49

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
9,900	e	Yonex Co Ltd	$551
20,512		Youngone Corp	742
11,043		Youngone Holdings Co Ltd	603
609,407		Yue Yuen Industrial Holdings	2,415
682,000	e	Yuxing InfoTech Investment Holdings Ltd	228
68,117	*	Zagg, Inc	358
170,764		Zeng Hsing Industrial Co Ltd	794
79,600	*	Zhonglu Co Ltd	181
30,800	e	Zojirushi Corp	585
		TOTAL CONSUMER DURABLES & APPAREL	2,539,983

CONSUMER SERVICES - 2.0%
22,000	*,e	500.com Ltd (ADR)	366
561,758		888 Holdings plc	1,531
1,102,709		AA plc	3,530
2,167,138		Accor S.A.	83,036
54,200		Accordia Golf Co Ltd	568
16,585,200		Accordia Golf Trust	7,393
763,864		Advtech Ltd	766
5,600	*,e	Aeon Fantasy Co Ltd	155
109,481	e	Ainsworth Game Technology Ltd	177
13,478,000		Ajisen China Holdings Ltd	5,258
904,702	e	Alsea SAB de C.V.	3,440
107,561	*,e	Amaya, Inc	1,650
344,000		Ambassador Hotel	287
36,804	*	American Public Education, Inc	1,034
202,115	*	Apollo Group, Inc (Class A)	1,843
2,107,029	e	ARAMARK Holdings Corp	70,417
6,000	*,e	ARCLAND SERVICE Co Ltd	169
2,410,682	*	Arcos Dorados Holdings, Inc	11,499
375,484		Ardent Leisure Group	531
1,100,465		Aristocrat Leisure Ltd	11,448
51,402	*	Ascent Media Corp (Series A)	791
77,700	e	Atom Corp	515
122,822		Autogrill S.p.A.	993
2,004,804	*	Belmond Ltd.	19,848
52,025		Benesse Holdings Inc	1,221
531,589		Berjaya Sports Toto BHD	401
1,704		bet-at-home.com AG.	130
96,837		Betsson AB	810
60,755	*	BJ’s Restaurants, Inc	2,663
3,576,000		Bloomberry Resorts Corp	507
582,950		Bloomin’ Brands, Inc	10,417
56,731	e	Bob Evans Farms, Inc	2,153
24,888	*,e	Bojangles’, Inc	422
364,508	*	Boyd Gaming Corp	6,707
32,600	*	Bravo Brio Restaurant Group, Inc	267
112,808	*	Bridgepoint Education, Inc	817
149,284	*	Bright Horizons Family Solutions	9,899
357,223	e	Brinker International, Inc	16,264
7,300	*,e	BRONCO BILLY Co Ltd	233
67,552	*	Buffalo Wild Wings, Inc	9,386
50

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
135,694	*,e	Caesars Acquisition Co	$1,522
153,839	*,e	Caesars Entertainment Corp	1,183
590,000	e	Cafe de Coral Holdings Ltd	1,853
34,682	*	Cambium Learning Group, Inc	156
69,606		Capella Education Co	3,664
89,476		Cara Operations Ltd	2,081
417,346	*	Career Education Corp	2,483
1,553,943		Carnival Corp	68,684
507,145		Carnival plc	22,497
35,357		Carriage Services, Inc	837
197,836	*	Carrols Restaurant Group, Inc	2,354
53,329	*	Century Casinos, Inc	332
109,476		Cheesecake Factory	5,270
195,666	*,e	Chegg, Inc	978
5,960,000		China LotSynergy Holdings Ltd	206
3,602,000	e	China Maple Leaf Educational Systems Ltd	3,250
392,000	*	China Nuclear Energy Technology Corp Ltd	64
2,330,000	e	China Travel International Inv HK	678
1,600,000	*,e	China Vanguard Group Ltd	62
172,253	*,e	Chipotle Mexican Grill, Inc (Class A)	69,377
33,893	e	Choice Hotels International, Inc	1,614
34,982		Churchill Downs, Inc	4,420
39,648	*,e	Chuy’s Holdings, Inc	1,372
22,439		Cie des Alpes	462
61,588		City Lodge Hotels Ltd	650
144,110		ClubCorp Holdings, Inc	1,873
37,903	*,g	Coffee Day Enterprises Ltd	144
18,358		Collectors Universe	363
44,300	e	Colowide Co Ltd	801
1,030,900		Compass Group plc	19,613
277,645	e	Corporate Travel Management Lt	2,930
123,577		Cox & Kings India Ltd	309
44,880	e	Cracker Barrel Old Country Store, Inc	7,696
30,200	e	Create Restaurants Holdings, Inc	277
2,474		Credu Corp	82
392,659		Crown Resorts Ltd	3,735
110,744	*,e	Curro Holdings Ltd	293
298,600		CVC Brasil Operadora e Agencia de Viagens S.A.	2,128
106,902		Daekyo Co Ltd	820
130,000		Dahan Development Corp	230
7,200	e	Daisyo Corp	106
227,506	e	Darden Restaurants, Inc	14,410
90,266	*	Dave & Buster’s Entertainment, Inc	4,224
75,610	*	Del Frisco’s Restaurant Group, Inc	1,083
47,135	*	Del Taco Restaurants, Inc	429
53,383		Delta Corp Ltd	76
368,292	*	Denny’s Corp	3,952
162,357	e	DeVry Education Group, Inc	2,896
89,267	*,e	Diamond Resorts International, Inc	2,674
39,836		Dignity plc	1,368
51,985		DineEquity, Inc	4,407
9,374		DO & CO AG.	821
51

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
10,449		DO & CO AG. (Istanbul)	$917
123,447		Domino’s Pizza Enterprises Ltd	6,352
1,322,295		Domino’s Pizza Group plc	5,875
30,005		Domino’s Pizza, Inc	3,942
400,014	*,e	Donaco International Ltd	125
25,800	e	Doutor Nichires Holdings Co Ltd	449
2,993,103	*	Dubai Parks & Resorts PJSC	1,277
90,996		Dunkin Brands Group, Inc	3,969
1,734,800		Dynam Japan Holdings Co Ltd	2,472
144,885		EIH Ltd	243
82,664	*,e	El Pollo Loco Holdings, Inc	1,075
69,159	*	Eldorado Resorts, Inc	1,051
6,018	*	Emerson Pacific, Inc	206
1,785,000		Emperor Entertainment Hotel Ltd	428
9,070	*,e	Empire Resorts, Inc	143
229,384	e	EnerCare, Inc	3,036
417,113	*	Enterprise Inns plc	447
1,281,100		Erawan Group PCL	165
531,700		Estacio Participacoes S.A.	2,807
35,577	g	Evolution Gaming Group AB	1,073
1,663,384		Extended Stay America, Inc	24,868
153,638	e	Famous Brands Ltd	1,325
86,346	*	Fiesta Restaurant Group, Inc	1,883
84,481		First Hotel	48
138,146	e	Flight Centre Travel Group Ltd	3,287
490,870	*,e	Fogo De Chao, Inc	6,411
37,990		Formosa International Hotels Corp	217
794,000	e	Fu Shou Yuan International Group Ltd	562
45,000	e	Fuji Kyuko Co Ltd	629
57,000	e	Fujita Kanko, Inc	211
283,201	e	G8 Education Ltd	807
31,800		GAEC Educacao S.A.	142
1,743,155		Galaxy Entertainment Group Ltd	5,216
2,104,792		Genting BHD	4,287
4,909,693		Genting Singapore plc	2,663
974,000	e	GL Ltd	602
930,363		Gold Reef Resorts Ltd	1,684
23,270	e	Golden Entertainment, Inc	272
60,000		Gourmet Master Co Ltd	531
2,060		Graham Holdings Co	1,008
107,634	*	Grand Canyon Education, Inc	4,297
28,802		Grand Korea Leisure Co Ltd	666
41,008	*	Great Canadian Gaming Corp	570
261,088		Greene King plc	2,719
719,854		GVC Holdings plc	5,395
479,065	e	H&R Block, Inc	11,019
31,811	*,e	Habit Restaurants, Inc	521
1,152,000	*,g	Haichang Holdings Ltd	248
8,150		Hana Tour Service, Inc	595
12,300		Hiday Hidaka Corp	299
872,250		Hilton Worldwide Holdings, Inc	19,652
20,600	e	Hiramatsu Inc	129
52

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
34,200	e	HIS Co Ltd	$1,105
280,500	*,e	Hoteles City Express SAB de C.V.	288
407,042	*	Houghton Mifflin Harcourt Co	6,362
220,275		Huangshan Tourism Development Co Ltd	314
143,235	*,e	Hyatt Hotels Corp	7,039
10,700	e	Ichibanya Co Ltd	372
101,304	*,e	IDP Education Ltd	311
446,235	*	Indian Hotels Co Ltd	847
98,440		InterContinental Hotels Group plc	3,631
736,037	e	International Game Technology plc	13,793
69,863		International Speedway Corp (Class A)	2,337
75,790	*,e	Intertain Group Ltd	613
483,317		Interval Leisure Group, Inc	7,685
121,213	*	Intralot S.A.-Integrated Lottery Systems & Services	123
150,208	*,e	Intrawest Resorts Holdings Inc	1,950
93,360	e	Invocare Ltd	923
213,192	*	Isle of Capri Casinos, Inc	3,906
47,159	*	J Alexander’s Holdings, Inc	468
138,043		Jack in the Box, Inc	11,861
32,513	*,e	Jamba, Inc	335
444,927		Jollibee Foods Corp	2,295
45,510		Jubilant Foodworks Ltd	769
315,770	*	K12, Inc	3,944
19,211	*,e	Kambi Group plc	279
245,900		Kangwon Land, Inc	8,923
46,600	e	Kappa Create Co Ltd	582
16,500	e	Kisoji Co Ltd	361
391,000	*	KNT-CT Holdings Co Ltd	544
21,079	*,e	Kona Grill, Inc	226
7,300		Koshidaka Holdings Co Ltd	152
295,498	*	Krispy Kreme Doughnuts, Inc	6,194
3,328,745		Kroton Educacional S.A.	14,093
8,800		Kura Corp	517
12,400	e	Kyoritsu Maintenance Co Ltd	830
359,809	*,e	La Quinta Holdings, Inc	4,102
777,654		Ladbrokes plc	1,161
466,787		Las Vegas Sands Corp	20,301
17,262	e	Liberty Tax, Inc	230
198,109	*,e	LifeLock, Inc	3,132
42,245	*	Lindblad Expeditions Holdings, Inc	407
130,000		Lion Travel Service Co Ltd	371
49,376	*	Luby’s, Inc	248
1,706,000	*,e	Macau Legend Development Ltd	223
593,600		Magnum BHD	339
21,724		Mahindra Holidays & Resorts India Ltd	134
284,300		Mantra Group Ltd	749
87,754		Marcus Corp	1,852
232,118	e	Marriott International, Inc (Class A)	15,427
77,213	e	Marriott Vacations Worldwide Corp	5,288
488,425		Marston’s plc	880
7,300		Matsuya Foods Co Ltd	193
1,471,600		Max’s Group, Inc	913
53

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,078,534		McDonald’s Corp	$250,131
16,653	*,e	McDonald’s Holdings Co Japan Ltd	452
17,400		Meiko Network Japan Co Ltd	212
2,325,554	e	Melco Crown Entertainment Ltd (ADR)	29,255
117,926,600	*	Melco Crown Philippines Resorts Corp	9,544
637,000	e	Melco International Development	598
76,003		Melia Hotels International S.A.	820
1,260,491	g	Merlin Entertainments plc	7,423
948,607	e	MGM China Holdings Ltd	1,239
4,398,994	*	MGM Resorts International	99,549
2,743,301		Minor International PCL (ADR)	3,153
1,623,676		Minor International PCL (Foreign)	1,850
175,324		Mitchells & Butlers plc	541
9,914		Modetour Network, Inc	239
30,884	*	Monarch Casino & Resort, Inc	679
67,100		MOS Food Services, Inc	1,913
31,668		MPK Group, Inc	66
30,750	e	MTY Food Group, Inc	1,033
8,711	*	Nathan’s Famous, Inc	388
759,870	e	Navitas Ltd	3,142
246,814	*	NET Holding AS	253
176,800	e	New Oriental Education & Technology Group (ADR)	7,404
185,540	*,e	NH Hoteles S.A.	785
28,339	*,e	Noodles & Co	277
55,153	*,e	Nord Anglia Education, Inc	1,166
2,409,649	*	Norwegian Cruise Line Holdings Ltd	96,000
9,900	e	Ohsho Food Service Corp	356
696,077		OPAP S.A.	4,851
8,159	*	Orascom Development Holding AG.	62
480,800		Oriental Land Co Ltd	31,132
399,900	e	Overseas Union Enterprise Ltd	458
111,292		Paddy Power plc	11,696
49,308	e	Pandox AB	775
50,577	*,e	Panera Bread Co (Class A)	10,719
127,217		Papa John’s International, Inc	8,651
48,256		Paradise Co Ltd	640
182,722	*	Penn National Gaming, Inc	2,549
4,337	*	Pierre & Vacances	186
257,977	*	Pinnacle Entertainment, Inc	2,858
36,284	*,e	Planet Fitness, Inc	685
59,900	e	Plenus Co Ltd	973
104,800	*	Popeyes Louisiana Kitchen, Inc	5,726
58,418	*,e	Potbelly Corp	733
7,360,000		Premium Leisure Corp	185
318,000		Prestariang BHD	157
30,559	*	Red Lion Hotels Corp	222
32,288	*	Red Robin Gourmet Burgers, Inc	1,531
1,125,373	*	Red Rock Resorts, Inc	24,736
132,060	*	Regis Corp	1,644
3,193,329		Resorts World BHD	3,531
116,600		Resorttrust, Inc	2,519
2,046		Restaurant Brands International LP	85
54

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,399,645	e	Restaurant Brands International, Inc	$58,225
322,653		Restaurant Brands International, Inc (Toronto)	13,431
379,043		Restaurant Group plc	1,459
104,585	e	Retail Food Group Ltd	435
75,728		Rezidor Hotel Group AB	312
14,000	e	Ringer Hut Co Ltd	323
116,800		Round One Corp	936
149,619	e	Royal Caribbean Cruises Ltd	10,047
23,000	e	Royal Holdings Co Ltd	410
143,753	*	Ruby Tuesday, Inc	519
201,095		Ruth’s Chris Steak House, Inc	3,207
25,300		Saizeriya Co Ltd	452
6,989,164	e	Sands China Ltd	23,651
33,347	*,g	Scandic Hotels Group AB	250
125,913	*,e	Scientific Games Corp (Class A)	1,157
161,114	e	SeaWorld Entertainment, Inc	2,309
10,718		Seoul Auction Co Ltd	150
246,400	g	Ser Educacional S.A.	957
442,401		Service Corp International	11,963
475,976	*,e	ServiceMaster Global Holdings, Inc	18,944
36,777	*,e	Shake Shack, Inc	1,340
3,808,000	e	Shanghai Jinjiang International Hotels Group Co Ltd	1,253
61,449		Shanghai Jinjiang International Travel Co Ltd	244
1,034,120		Shangri-La Asia Ltd	1,038
1,621		Shinsegae Food Co Ltd	226
271,492		Six Flags Entertainment Corp	15,733
4,207,613		SJM Holdings Ltd	2,576
40,169		SkiStar AB (Series B)	584
1,905,260	e	Sky City Entertainment Group Ltd	6,237
90,700	e	Skylark Co Ltd	1,150
24,595		Sodexho Alliance S.A.	2,635
296,160		Sonic Corp	8,011
178,584	e	Sotheby’s (Class A)	4,893
46,649		Speedway Motorsports, Inc	828
110,797		Spur Corp Ltd	232
805,789		SSP Group plc	3,014
12,800	e	St Marc Holdings Co Ltd	387
665,546		Star Entertainment Grp Ltd	2,712
5,331,372		Starbucks Corp	304,528
90,114		Starwood Hotels & Resorts Worldwide, Inc	6,664
2,927	*	Steak N Shake Co	1,181
28,081	*	Strayer Education, Inc	1,380
15,900	*	Studio Alice Co Ltd	373
96,923		Sun International Ltd	566
2,128,100		Ta Enterprise BHD	264
2,230,690		Tabcorp Holdings Ltd	7,684
38,100	*,e	TAL Education Group (ADR)	2,364
32,100	e	Tarena International, Inc (ADR)	332
1,291,024		Tattersall’s Ltd	3,715
155,602		Texas Roadhouse, Inc (Class A)	7,095
1,216,362	*	Thomas Cook Group plc	1,022
81,408		Thomas Cook India Ltd	262
55

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
155,000		Tokyo Dome Corp	$703
126,000	e	Tokyotokeiba Co Ltd	247
31,200		Toridoll.corp	839
6,000		Tosho Co Ltd	272
508,000	e	Tsui Wah Holdings Ltd	84
14,200		Tsukada Global Holdings Inc	92
566,240		TUI AG. (DI)	6,445
32,200	*,e	Tuniu Corp (ADR)	271
726,918		Unibet Group plc (ADR)	6,678
112,429		Vail Resorts, Inc	15,541
77,000	e	Watami Co Ltd	786
54,959	*,e	Weight Watchers International, Inc	639
576,174		Wendy’s	5,543
111,961	e	Wetherspoon (J.D.) plc	1,052
68,533		Whistler Blackcomb Holdings, Inc	1,273
70,464		Whitbread plc	3,297
294,194		William Hill plc	1,013
38,492	*,e	Wingstop, Inc	1,049
54,220		Wowprime Corp	193
339,116		Wyndham Worldwide Corp	24,155
1,869,971	e	Wynn Macau Ltd	2,710
81,773	e	Wynn Resorts Ltd	7,412
243,000	g	Xiabuxiabu Catering Management China Holdings Co Ltd	120
325,000		YBM Sisa.com, Inc	1,095
32,000		Yomiuri Land Co Ltd	138
55,000	e	Yoshinoya D&C Co Ltd	751
521,178		Yum! Brands, Inc	43,216
16,866		Zeal Network SE	596
178,000		Zensho Co Ltd	2,604
568,000		Zhuhai Holdings Investment Group Ltd	88
662,092	*,e	Zoe’s Kitchen, Inc	24,014
		TOTAL CONSUMER SERVICES	2,190,416

DIVERSIFIED FINANCIALS - 2.9%
1,852,030		3i Group plc	13,589
117,908		ABC Arbitrage	820
437,334	e	Aberdeen Asset Management plc	1,641
52,308		Ackermans & Van Haaren	6,418
167,750	*,e	Acom Co Ltd	813
96,700		Aeon Credit Service M BHD	311
313,048		AEON Financial Service Co Ltd	6,778
135,134	*	Affiliated Managers Group, Inc	19,023
1,389,533	*,e,m	African Bank Investments Ltd	1
122,433	e	AGF Management Ltd	474
265,100	*	Aiful Corp	787
1,121,840		AIRA Capital Co Ltd	73
40,958		Aker ASA (A Shares)	1,051
2,178,237		Al Waha Capital PJSC	1,171
34,983	e	Alaris Royalty Corp	776
685,512		Alexander Forbes Group Holdings Ltd	312
225,579	*,e	Allied Minds plc	1,106
772,021	*	Ally Financial, Inc	13,178
56

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
59,041		Altamir Amboise	$659
1,167,289		Amanat Holdings PJSC	261
1,672,150	e	American Express Co	101,600
1,426,348		Ameriprise Financial, Inc	128,157
3,875,733		AMP Ltd	15,105
409,348	g	Amundi S.A.	17,009
1,796,419	g	Anima Holding S.p.A	8,469
937,886	e	ARA Asset Management Ltd	962
49,509	e	Arlington Asset Investment Corp (Class A)	644
319,821		Arrow Global Group plc	848
74,320	e	Artisan Partners Asset Management, Inc	2,057
1,015,656	e	Ashmore Group plc	4,044
12,981	*,m	Asia Pacific Investment Partners Limited	83
1,047,600		Asia Plus Group Holdings PCL	99
11,898		Associated Capital Group, Inc	341
90,885		Aurelius AG.	5,341
304,794		Australian Stock Exchange Ltd	10,494
24,580	e	Avanza AB	944
326,411		Ayala Corp	5,906
2,215	*,m	Ayala Corp Preferred	0	^
97,241		Azimut Holding S.p.A.	1,587
22,191	e	B. Riley Financial, Inc	213
14,134	*	Bajaj Auto Finance Ltd	1,676
49,267		Banca Generali S.p.A	987
88,301		Banca IFIS S.p.A.	1,789
219,284		Banca Mediolanum S.p.A	1,505
4,078,344		Bank of New York Mellon Corp	158,444
7,709	*,e	BBX Capital Corp	118
517,724		BGC Partners, Inc (Class A)	4,509
49,848	e	BinckBank NV	248
141,880		BlackRock, Inc	48,598
290,400		Blackstone Group LP	7,126
3,714,253		BM&F Bovespa S.A.	20,813
1,141,400	e	Bolsa Mexicana de Valores S.A. de C.V.	1,752
63,853	e	Bolsas y Mercados Espanoles	1,795
1,185,835	*,e	Brait S.A.	11,304
601,358		Brewin Dolphin Holdings plc	1,936
3,282,000		Bright Smart Securities & Commodities Group Ltd	973
160,121	e	BT Investment Management Ltd	953
129,443		Bure Equity AB	1,101
2,065,600		Bursa Malaysia BHD	4,386
94,143		Calamos Asset Management, Inc (Class A)	688
14,881	e	Callidus Capital Corp	184
156,639		Canaccord Financial, Inc	597
23,862		Capital First Ltd	201
1,005,122		Capital One Financial Corp	63,835
1,513,000		Capital Securities Corp	387
88,740		Cash America International, Inc	3,782
214,207		CBOE Holdings, Inc	14,270
95,858		Cembra Money Bank AG.	6,704
3,277,000	e	Central China Securities Co Ltd	1,420
36,201		Century Leasing System, Inc	1,172
57

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
187,908		Cerved Information Solutions S.p.A	$1,480
227,764		CETIP S.A.-Balcao Organizado de Ativos e Derivativos	3,105
1,059,123		Chailease Holding Co Ltd	1,727
1,174,235		Challenger Financial Services Group Ltd	7,672
1,769,319		Charles Schwab Corp	44,781
874,000		China Bills Finance Corp	330
10,380,105		China Cinda Asset Management Co Ltd	3,520
1,111,125		China Everbright Ltd	2,156
3,190,000	*,e	China Financial International Investments Ltd	208
11,915,545		China Galaxy Securities Co Ltd	10,753
3,906,000	*	China Innovative Finance Group Ltd	406
50,800,000	e	China LNG Group Ltd	1,642
112,665	e	China Merchants China Direct Investments Ltd	151
435,950	e	CI Financial Corp	9,094
1,166,272	*	Citadel Capital Corp	131
3,073,915	e	CITIC Securities Co Ltd	6,821
401,122		Close Brothers Group plc	6,080
193,856	*,g	CMC Markets plc	709
894,260		CME Group, Inc	87,101
190,464		Coface S.A.	1,288
49,239		Cohen & Steers, Inc	1,991
256,981	e	Coronation Fund Managers Ltd	1,166
12,367		Corp Financiera Alba	501
88,894		Corp Financiera Colombiana S.A.	1,161
227,575	*,e	Cowen Group, Inc	674
39,066	*,e	Credit Acceptance Corp	7,230
27,262		Credit Analysis & Research Ltd	402
2,837,600	e	Credit China Holdings Ltd	1,096
121,264		Credit Saison Co Ltd	2,037
1,078,786		Credit Suisse Group	11,492
574,188		Credito Real SAB de C.V.	1,091
28,758		CRISIL Ltd	859
198,864		Daewoo Securities Co Ltd	1,360
126,408		Daishin Securities Co Ltd	1,111
21,344		Daishin Securities Co Ltd PF	139
2,867,160		Daiwa Securities Group, Inc	15,105
13,248		Daou Data Corp	153
72,388		DeA Capital S.p.A.	85
1,210,653		Deutsche Bank AG.	16,735
9,283	*	Deutsche Beteiligungs AG.	272
832,307		Deutsche Boerse AG.	68,378
9,475		Diamond Hill Investment Group, Inc	1,785
1,160,000	*	Differ Group Holding Co Ltd	89
652,173		Discover Financial Services	34,950
2,597,899		Dubai Financial Market	897
61,695	*,e	Dundee Corp	364
526,784	*	E*TRADE Financial Corp	12,374
325,558		Eaton Vance Corp	11,505
424,727	e	Eclipx Group Ltd	1,170
1,202,622		Edelweiss Capital Ltd	1,357
7,386	e	EFG Financial Products Holding AG.	410
59,477		EFG International	225
58

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
399,221	*	Egyptian Financial Group-Hermes Holding	$480
302,726	e	Element Financial Corp	3,210
11,112,000		Emperor Capital Group Ltd	982
55,890	*,e	Encore Capital Group, Inc	1,315
73,788	*,e	Enova International, Inc	543
65,632	*	Eugene Investment & Securities Co Ltd	144
43,626		Eurazeo	2,588
1,190,404	g	Euronext NV	43,670
156,372		Evercore Partners, Inc (Class A)	6,910
70,875	e	Exor S.p.A.	2,616
211,745	*	Ezcorp, Inc (Class A)	1,601
106,518	e	Factset Research Systems, Inc	17,194
4,452,276		Far East Horizon Ltd	3,477
12,751		FBR & Co	190
1,458,000	*	FDG Kinetic Ltd	230
344,999		Federated Investors, Inc (Class B)	9,929
6,073	e	Ferratum Oyj	125
62,908		Fiera Capital Corp	624
125,228	e	Financial Engines, Inc	3,240
189,100	e	Financial Products Group Co Ltd	1,952
63,978		First Cash Financial Services, Inc	3,284
2,828,785	e	First Pacific Co	2,054
5,910,419		FirstRand Ltd	18,038
1,159,667		FlexiGroup Ltd	1,521
251,809	g	Flow Traders	8,602
179,409	*	FNFV Group	2,058
686,020		Franklin Resources, Inc	22,892
13,300,000	*	Freeman Financial Corp Ltd	858
18,331,461		Fubon Financial Holding Co Ltd	21,613
24,462,242		Fuhwa Financial Holdings Co Ltd	7,943
15,400		Fuyo General Lease Co Ltd	626
87,575		Gain Capital Holdings, Inc	553
23,353		GAMCO Investors, Inc (Class A)	765
2,312,262	e	Gentera SAB de C.V.	4,112
1,566,400	*,e	GF Securities Co Ltd	3,593
17,934		Gimv NV	1,016
63,215		Gluskin Sheff + Associates, Inc	816
1,478,213		Goldman Sachs Group, Inc	219,633
1,410,000	*,e	Good Resources Holdings Ltd	101
286,414	*	Green Dot Corp	6,585
65,247	e	Greenhill & Co, Inc	1,050
8,547		GRENKELEASING AG.	1,493
415,400		Group Lease PCL	427
102,394		Groupe Bruxelles Lambert S.A.	8,397
436,367		Grupo de Inversiones Suramericana S.A.	5,722
225,127		Grupo de Inversiones Suramericana S.A. (Preference)	2,896
194,710		GT Capital Holdings, Inc	5,986
796,497	*	Gulf General Investment Co	121
382,500		Guolian Securities Co Ltd	210
8,913,800	e	Guotai Junan International Hol	3,064
943,751		Haci Omer Sabanci Holding AS	3,097
4,738,562		Haitong Securities Co Ltd	8,074
59

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
21,311		Hankook Tire Worldwide Co Ltd	$413
48,429		Hanwha Securities Co	115
244,183		Hargreaves Lansdown plc	4,073
56,049		Hellenic Exchanges S.A.	269
2,832,940		Henderson Group plc	8,054
7,002		Hennessy Advisors, Inc	234
237,425		HFF, Inc (Class A)	6,857
320,500		Hitachi Capital Corp	6,361
15,702		HMC Investment Securities Co Ltd	134
92,413	e,g	Hoist Finance AB	816
639,304		Hong Kong Exchanges and Clearing Ltd	15,577
61,105	e	Houlihan Lokey, Inc	1,367
2,647,200	g	Huatai Securities Co Ltd	5,701
351,991		Hyundai Securities Co	1,926
32,500		IBJ Leasing Co Ltd	561
170,432		ICAP plc	959
683,000	e	Ichigo Holdings Co Ltd	2,698
28,300	e	Ichiyoshi Securities Co Ltd	204
1,703,020		IFCI Ltd	678
822,521		IG Group Holdings plc	8,906
176,359	e	IGM Financial, Inc	4,801
199,243		India Infoline Ltd	658
403,771		Indiabulls Housing Finance Ltd	4,030
18,736		Indiabulls Securities Ltd	7
45,524		Industrivarden AB	741
2,083,669		Infrastructure Development Finance Co Ltd	1,473
14,236,373		ING Groep NV	147,288
133,187		Interactive Brokers Group, Inc (Class A)	4,715
179,983	*,m	Interbolsa S.A.	0	^
259,887		IntercontinentalExchange Group, Inc	66,521
262,788		Intermediate Capital Group plc	1,722
683,308	e	International Personal Finance plc	2,602
40,551	*,g	Intertrust NV	905
35,776	*,e	INTL FCStone, Inc	976
59,091		Inversiones La Construccion S.A.	648
302,272		Invesco Ltd	7,720
250,589		Investec Ltd	1,536
920,938		Investec plc	5,724
90,714		Investment AB Kinnevik (B Shares)	2,168
69,523		Investment AB Oresund	982
76,471		Investment Technology Group, Inc	1,279
629,169		Investor AB (B Shares)	21,137
299,195	e	IOOF Holdings Ltd	1,768
180,650	e	iShares Dow Jones US Real Estate Index Fund	14,868
231,236	e	iShares MSCI Canada Index Fund	5,668
1,247,887	e	iShares MSCI EAFE Index Fund	69,645
657,815	e	iShares MSCI Emerging Markets	22,603
14,900		Iwai Securities Co Ltd	124
64,500	e	J Trust Co Ltd	474
504,000		Jaccs Co Ltd	2,211
121,217	*	Jafco Co Ltd	3,005
547,525		Janus Capital Group, Inc	7,622
60

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,430,900		Japan Securities Finance Co Ltd	$5,424
1,731,658		Jih Sun Financial Holdings Co Ltd	367
205,581		JM Financial Ltd	157
222,218		JSE Ltd	2,799
237,539	e	Julius Baer Group Ltd	9,561
138,640		Julius Baer Holding AG.	1,480
1,243,880		Jupiter Investment Management Group Ltd	6,108
214,800		k1 Ventures Ltd	135
1,271,700		kabu.com Securities Co Ltd	4,120
70,531		KBC Ancora	2,309
198,970	*	KCG Holdings, Inc	2,646
10,376		KIWOOM Securities Co Ltd	649
41,879		Korea Investment Holdings Co Ltd	1,544
23,633		KRUK S.A.	1,209
481,600		Krungthai Card PCL	1,368
46,166		Kyobo Securities Co	381
16,900	e	Kyokuto Securities Co Ltd	179
903,348		L&T Finance Holdings Ltd	1,060
309,607	*	Ladenburg Thalmann Financial Services, Inc	731
793,544		Lazard Ltd (Class A)	23,632
248,865		Legg Mason, Inc	7,339
835,293	*,e	LendingClub Corp	3,592
619,551		Leucadia National Corp	10,737
1,081,366		London Stock Exchange Group plc	36,743
309,975	e	LPL Financial Holdings, Inc	6,984
81,228		Lundbergs AB (B Shares)	4,633
304,267		Macquarie Group Ltd	15,838
477,961		Magellan Financial Group Ltd	8,057
308,264		Mahindra & Mahindra Financial Services Ltd	1,530
21,919,898		Man Group plc	34,057
854,973		Manappuram General Finance & Leasing Ltd	878
28,036	*,e	Manning & Napier, Inc	266
82,462		MarketAxess Holdings, Inc	11,990
21,366		Marlin Business Services Corp	348
50,900	*,e	Marusan Securities Co Ltd	438
9,120,000	*	Mason Financial Holdings Ltd	355
881,547		Masterlink Securities Corp	237
413,000		Matsui Securities Co Ltd	3,416
5,730,331		Mediobanca S.p.A.	33,017
19,356	e	Medley Management, Inc	114
39,530		Meritz finance Holdings Co Ltd	404
975,050		Meritz Securities Co Ltd	2,751
46,870,606		Metro Pacific Investments Corp	6,980
162,000		MIN XIN Holdings Ltd	167
77,732		Mirae Asset Securities Co Ltd	1,572
1,232,654		Mitsubishi UFJ Lease & Finance Co Ltd	4,737
53,955		MLP AG.	192
119,959		Moelis & Co	2,699
999,500	e	Monex Beans Holdings, Inc	2,267
436,205		Moody’s Corp	40,877
3,921,767		Morgan Stanley	101,888
78,732		Morningstar, Inc	6,439
61

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
30,163		Motilal Oswal Financial Services Ltd	$157
191,018		MSCI, Inc (Class A)	14,731
462,000		Muangthai Leasing PCL	261
163,826		Muthoot Finance Ltd	713
234,709		NASDAQ OMX Group, Inc	15,179
1,508,716		Navient Corp	18,029
104,395		Nelnet, Inc (Class A)	3,628
59,044	*	NewStar Financial, Inc	497
14,128		NICE Holdings Co Ltd	256
29,994		NICE Information Service Co Ltd	180
45,700		Nihon M&A Center, Inc	2,968
22,500	*,e	Noah Holdings Ltd (ADR)	542
2,533,339	*	Nomura Holdings, Inc	9,010
194,835	e	Nordnet AB (Series B)	601
327,401		Northern Trust Corp	21,694
342,267		NorthStar Asset Management Group, Inc	3,495
3,417,866	e	NZX Ltd	2,444
106,946		Oaktree Capital Group LLC	4,787
121,000		Okasan Holdings, Inc	541
290,682		OM Asset Management plc	3,881
116,409	*,e	On Deck Capital, Inc	600
181,847	*	OneMain Holdings, Inc	4,150
81,634		Onex Corp	4,992
26,483		Oppenheimer Holdings, Inc	409
406,900	*	Orient Corp	741
2,709,070		ORIX Corp	35,057
1,300,300		Osaka Securities Exchange Co Ltd	14,971
611,375		OSK Holdings BHD	241
261,367	e	OzForex Group Ltd	456
94,555		P2P Global Investments plc	1,070
11,460		Pargesa Holding S.A.	758
10,057		Partners Group	4,310
512,910		Peregrine Holdings Ltd	1,024
517,000	*,m	Peregrine Investment Holdings	0
103,301	e	Perpetual Trustees Australia Ltd	3,210
82,264		Philippine Stock Exchange, Inc	462
55,635	*	Pico Holdings, Inc	526
238,304	*	Pioneers Holding	263
47,811	*	Piper Jaffray Cos	1,802
38,512	e	PJT Partners, Inc	886
452,033	e	Platinum Asset Mangement Ltd	1,963
298,992		Plus500 Ltd	2,601
601,816		Power Finance Corp Ltd	1,518
8,000	e	PowerShares QQQ Trust Series	860
110,446	*,e	PRA Group, Inc	2,666
1,050,509		President Securities Corp	388
159,339		Provident Financial plc	4,913
93,992		PSG Group Ltd	1,242
128,527		PTC India Financial Services Ltd	72
57,258	e	Pzena Investment Management, Inc (Class A)	436
12,203		Qatar Industrial Manufacturing Co	138
593,843		Ratos AB (B Shares)	2,897
62

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
269,421		Raymond James Financial, Inc	$13,282
26,338	*	Regional Management Corp	386
404,530		Reliance Capital Ltd	2,406
525,463		Remgro Ltd	9,118
48,338		Repco Home Finance Ltd	556
35,209	e	Resource America, Inc (Class A)	342
33,300		Ricoh Leasing Co Ltd	851
1,094,909		RMB Holdings Ltd	4,196
507,998		Rural Electrification Corp Ltd	1,309
651,263		S&P Global, Inc	69,854
86,162	*,e	Safeguard Scientifics, Inc	1,076
79,591		Salam International Investment Co	245
223,275		Samsung Card Co	8,091
62,417		Samsung Securities Co Ltd	1,937
876,889	*	Santander Consumer USA Holdings, Inc	9,058
270,100	*,e	Sawada Holdings Co Ltd	2,388
157,644		SBI Holdings, Inc	1,570
74,490		Schroders plc	2,354
387,640		SEI Investments Co	18,649
5	*,m	SFCG Co Ltd	0
350,000	e	Shenyin Wanguo HK Ltd	180
9,857		Shinyoung Securities Co Ltd	428
377,450		Shriram Transport Finance Co Ltd	6,750
15,892		Silvercrest Asset Management Group, Inc	195
540,000		Simsen International Corp Ltd	194
1,669,756		Singapore Exchange Ltd	9,511
11,065		Sixt Leasing AG.	230
262,511	*	SK Securities Co Ltd	245
90,043	*	SKS Microfinance Pvt Ltd	992
1,095,023	*	SLM Corp	6,767
768,475	*,e,m	SNS Reaal	9
8,274		Societe Fonciere Financiere et de Participations FFP	577
14,530		Sofina S.A.	1,923
518,000	e	Sparx Group Co Ltd	941
9,000	e	SPDR Trust Series 1	1,886
137,032	e	Sprott, Inc	273
126,832		SREI Infrastructure Finance Ltd	136
430,461		Srisawad Power 1979 PCL	467
342,544		State Street Corp	18,470
156,514	*	Stifel Financial Corp	4,922
4,989,000	e	Sun Hung Kai & Co Ltd	2,938
38,117		Sundaram Finance Ltd	863
157,660	*	SVG Capital plc	1,089
7,695		Swissquote Group Holding S.A.	180
6,078,211	*	Synchrony Financial	153,657
262,164		T Rowe Price Group, Inc	19,130
4,917,700	e	Tai Fook Securities Group Ltd	2,986
265,000		Taiwan Acceptance Corp	610
170,000	*	Takagi Securities Co Ltd	209
59,897		Tamburi Investment Partners S.p.A.	224
14,411		Tata Investment Corp Ltd	110
181,891		TD Ameritrade Holding Corp	5,179
63

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
79,082	e	Tiptree Financial, Inc	$433
45,147		TMX Group Ltd	1,878
279,680		Tokai Tokyo Securities Co Ltd	1,191
96,220	*	Tong Yang Investment Bank	284
281,021		Transaction Capital Ltd	219
108,239	e	Tricon Capital Group, Inc	729
523,754		Tullett Prebon plc	2,121
3,699,705		UBS AG.	48,006
1,577,354	e	Unifin Financiera SAPI de C.V. SOFOM ENR	4,006
1,071,687		UOB-Kay Hian Holdings Ltd	1,045
97,173	*	Uranium Participation Corp	303
2,516		Value Line, Inc	41
3,794,000	e	Value Partners Group Ltd	3,513
23,845		Verusa Holding AS.	140
56,160	e	Virtu Financial, Inc	1,011
14,752	e	Virtus Investment Partners, Inc	1,050
54,595		Vontobel Holding AG.	2,353
121,930		Voya Financial, Inc	3,019
4,315		VZ Holding AG.	1,280
194,914	e	Waddell & Reed Financial, Inc (Class A)	3,356
57,168		Warsaw Stock Exchange	479
3,238,475		Waterland Financial Holdings	802
27,253		Wendel	2,818
21,087		Westwood Holdings Group, Inc	1,092
2,598	*,e	Wins Finance Holdings, Inc	40
392,502	e	WisdomTree Investments, Inc	3,843
40,000	e	WisdomTree Japan Hedged Equity Fund	1,551
10,694		Woori Financial Co Ltd	211
154,736		Woori Investment & Securities Co Ltd	1,242
14,719	*,e	World Acceptance Corp	671
1,414,595	e	Zeder Investments Ltd	649
65,900		Zenkoku Hosho Co Ltd	2,407
		TOTAL DIVERSIFIED FINANCIALS	3,161,800

ENERGY - 6.8%
301,391	*	Abraxas Petroleum Corp	341
6,154		Adams Resources & Energy, Inc	237
49,178,804		Adaro Energy Tbk	3,196
162,901	*	Advantage Oil & Gas Ltd	910
66,930		Aegis Logistics Ltd	128
127,869	*,e	Akastor ASA	142
127,868	e	Aker Solutions ASA	548
69,412	e	Alon USA Energy, Inc	450
147,603	e	AltaGas Income Trust	3,587
1,318,659		AMEC plc	8,670
695,572	*,e	Amerisur Resources plc	246
1,546,417		Anadarko Petroleum Corp	82,347
186,857	*,e	Antero Resources Corp	4,855
1,094,000	*,e	Anton Oilfield Services Group	116
2,161,264		Apache Corp	120,318
1,277,770	e	ARC Resources Ltd	21,867
264,840		Archrock, Inc	2,495
64

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
149,652	e	Ardmore Shipping Corp	$1,013
956,637	*,e	Athabasca Oil Corp	1,059
176,783	e	Atwood Oceanics, Inc	2,213
457,807	*	Australian Worldwide Exploration Ltd	290
19,601	g	Avance Gas Holding Ltd	62
2,147,645		Baker Hughes, Inc	96,923
1,923,700		Bangchak Petroleum PCL-Foreign	1,758
215,960	*	Bankers Petroleum Ltd	344
2,131,200		Banpu PCL (ADR)	896
3,401,510		Banpu PCL (Foreign)	1,430
471,731	e	Baytex Energy Trust	2,738
3,663,315		Beach Petroleum Ltd	1,705
150,045	*,e	Bellatrix Exploration Ltd	147
552,870		Bharat Petroleum Corp Ltd	8,797
128,460	*,e	Bill Barrett Corp	821
92,593	*,e	Birchcliff Energy Ltd	493
835,275		Bonavista Energy Trust	2,134
74,411	e	Bonterra Oil & Gas Ltd	1,533
65,228	e	Bourbon S.A.	757
712,441		Boustead Singapore Ltd	424
25,523,156		BP plc	149,400
441,020	e	BP plc (ADR)	15,661
4,540,000	e	Brightoil Petroleum Holdings Ltd	1,334
75,422		Bristow Group, Inc	861
2,022,500		Bumi Armada BHD	365
69,847	g	BW LPG Ltd	266
1,523,852		Cabot Oil & Gas Corp	39,224
483,697	*	Cairn Energy plc	1,345
1,123,432		Cairn India Ltd	2,353
79,554	*,e	California Resources Corp	971
1,218,625	*	Callon Petroleum Co	13,685
626,015		Caltex Australia Ltd	15,093
520,566	e	Cameco Corp (Toronto)	5,718
303,608	*	Canacol Energy Ltd	1,022
354,432	e	Canadian Energy Services & Technology Corp	1,117
1,660,363		Canadian Natural Resources Ltd (Canada)	51,226
72,753	e	Canyon Services Group, Inc	318
44,585	e	CARBO Ceramics, Inc	584
232,330	e	Cardinal Energy Ltd	1,793
189,179	*,e	Carrizo Oil & Gas, Inc	6,782
770,632		Cenovus Energy, Inc	10,650
1,976,641		Cenovus Energy, Inc (Toronto)	27,341
410,287	*	Cheniere Energy, Inc	15,406
30,040	*	Chennai Petroleum Corp Ltd	88
1,222,412	*,e	Chesapeake Energy Corp	5,232
5,973,212		Chevron Corp	626,172
4,059,419	e	China Coal Energy Co	2,127
4,985,826	e	China Oilfield Services Ltd	3,874
8,113,295		China Shenhua Energy Co Ltd	15,090
1,567,000	e	China Suntien Green Energy Cor	162
342,241		Cimarex Energy Co	40,836
10,670	*,e	Clayton Williams Energy, Inc	293
65

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
852,140	*,e	Clean Energy Fuels Corp	$2,957
40,271,859		CNOOC Ltd	50,268
1,351,487		Coal India Ltd	6,281
1,479,404	*,e	Cobalt International Energy, Inc	1,982
286,171		Columbia Pipeline Group, Inc	7,295
628,707	*,e	Compagnie Generale de Geophysique S.A.	442
2,261,784	*	Concho Resources, Inc	269,763
1,520,596		ConocoPhillips	66,298
960,222	e	Consol Energy, Inc	15,450
121,715	*	Contango Oil & Gas Co	1,490
2,403,882	*,e	Continental Resources, Inc	108,824
11,931	e	Core Laboratories NV	1,478
754,928		Cosan SA Industria e Comercio	7,828
50,300		Cosmo Energy Holdings Co Ltd	617
559,570		Crescent Point Energy Corp	8,840
122,483	*,e	Crew Energy, Inc	551
48,203	e	CVR Energy, Inc	747
3,013,634	*	Dana Gas PJSC	454
75,929	*	Dawson Geophysical Co	619
259,350		Dayang Enterprise Holdings BHD	70
3,937		Delek Group Ltd	766
305,719		Delek US Holdings, Inc	4,039
1,888,811	e	Denbury Resources, Inc	6,781
421,121	*	Denison Mines Corp	231
1,438,460	*	Det Norske Oljeselskap ASA	17,533
873,797	*	Devon Energy Corp	31,675
552,540		DHT Holdings, Inc	2,779
490,472	e	Diamond Offshore Drilling, Inc	11,933
865,927	*	Diamondback Energy, Inc	78,981
551,768	*	DNO International ASA	619
61,596	*,e	Dorian LPG Ltd	434
74,812	*	Dril-Quip, Inc	4,371
3,752	*,e	Earthstone Energy, Inc	40
92,472	*,e	Eclipse Resources Corp	309
6,286,102		Ecopetrol S.A.	3,002
746,535		Empresas COPEC S.A.	6,567
154,314	e	Enbridge Income Fund	3,829
1,333,869		Enbridge, Inc	56,506
1,338,723	e	EnCana Corp	10,414
176,868		Enerflex Ltd	1,462
670,128		Energen Corp	32,307
1,133,814		Energy Absolute PCL (Foreign)	688
1,168,600		Energy Earth PCL	157
1,053,134	*,e	Energy Resources of Australia Ltd	276
515,168		Enerplus Resources Fund	3,393
2,782,748		ENI S.p.A.	44,822
3,990,969	*	Enquest plc (London)	1,712
616,732		Ensco plc	5,988
254,762		Ensign Energy Services, Inc	1,430
4,779,631		EOG Resources, Inc	398,717
321,138	*,e	EP Energy Corp	1,663
756,378		EQT Corp	58,566
66

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
40,991	*	Era Group, Inc	$385
49,105	*,e	Erin Energy Corp	118
2,233	*	Esso SA Francaise	99
2,696,500	*	Esso Thailand PCL (Foreign)	466
103,965	*,e	Etablissements Maurel et Prom	335
560,161		Euronav NV	5,173
65,348	e	Evolution Petroleum Corp	357
25,838	e	Exmar NV	186
164,227	*	Exterran Corp	2,110
217,952	e	Exxaro Resources Ltd	1,004
10,887,060	d	Exxon Mobil Corp	1,020,553
1,044,460	e	Ezion Holdings Ltd	408
339,734	*,e	Fairmount Santrol Holdings, Inc	2,619
186,411	*	Faroe Petroleum plc	169
322,711	*	FMC Technologies, Inc	8,607
3,756,825		Formosa Petrochemical Corp	10,243
143,794	*	Forum Energy Technologies, Inc	2,489
250,899	e	Frank’s International NV	3,666
108,342	*,e	Fred Olsen Energy ASA	329
78,296	e	Freehold Royalty Trust	722
203,724	e	Frontline Ltd	1,603
328,963	e	Frontline Ltd (Sigmax MTF)	2,572
50,228	*,e	Fugro NV	884
1,250,011		Galp Energia SGPS S.A.	17,386
99,202	e	GasLog Ltd	1,288
8,041,008		Gazprom OAO (ADR)	34,745
93,697		Gazpromneft OAO (ADR)	1,194
38,087		Gaztransport Et Technigaz S.A.	1,155
105,257	*	Gener8 Maritime, Inc	674
7,225,000	*	Genesis Energy Holdings Ltd	187
32,842	*,e	Geospace Technologies Corp	538
236,620	e	Gibson Energy, Inc	2,745
366,124	e	Golar LNG Ltd	5,675
60,000	*,e	Gran Tierra Energy, Inc	203
116,704		Great Eastern Shipping Co Ltd	543
91,634		Green Plains Renewable Energy, Inc	1,807
247,214	*	Grupa Lotos S.A.	1,912
113,172		GS Holdings Corp	4,700
131,044		Gujarat Mineral Development Corp Ltd	153
40,995		Gulf International Services OSC	414
372,539	*	Gulfport Energy Corp	11,646
2,500,732		Halliburton Co	113,258
493		Hankook Shell Oil Co Ltd	190
321,508	*	Helix Energy Solutions Group, Inc	2,173
43,773	*	Hellenic Petroleum S.A.	186
199,618	e	Helmerich & Payne, Inc	13,400
924,948		Hess Corp	55,589
601,000		Hilong Holding Ltd	66
109,369	e	Hoegh LNG Holdings Ltd	1,082
379,516		HollyFrontier Corp	9,021
116,806	*,e	Hornbeck Offshore Services, Inc	974
109,878		Hunting plc	707
67

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
549,743		Husky Energy, Inc	$6,710
148,284		Idemitsu Kosan Co Ltd	3,219
304,308		Imperial Oil Ltd	9,629
147,017	*,e	Independence Contract Drilling, Inc	798
938,900		Inner Mongolia Yitai Coal Co	709
874,102		Inpex Holdings, Inc	6,836
914,839	e	Inter Pipeline Ltd	19,402
16,649,307		IRPC PCL (Foreign)	2,264
1,830	*,e	Isramco, Inc	151
132,253		Itochu Enex Co Ltd	1,174
5,300	e	Japan Drilling Co Ltd	114
38,500		Japan Petroleum Exploration Co	776
7,326	*	Jerusalem Oil Exploration	286
752,412		John Wood Group plc	6,926
141,087	*,e	Jones Energy, Inc (Class A)	581
1,660,748		JX Holdings, Inc	6,482
133,540	*,e	Karoon Gas Australia Ltd	130
125,758	*	Kelt Exploration Ltd	460
267	*,e	Key Energy Services, Inc	0	^
550,028	e	Keyera Corp	16,825
5,782,915		Kinder Morgan, Inc	108,256
1,778,024	*	KNM Group BHD	182
283,141		Koninklijke Vopak NV	14,095
140,320	*,e	Kosmos Energy LLC	765
603,170	*,e	Laredo Petroleum Holdings, Inc	6,321
416,646	*,e	Liquefied Natural Gas Ltd	229
11,677		Lubelski Wegiel Bogdanka S.A.	107
808,153		LUKOIL PJSC (ADR)	33,824
385,737	*,e	Lundin Petroleum AB	7,029
302,300	*	Malaysia Marine and Heavy Engineering Sdn BHD	85
1,755,471		Marathon Oil Corp	26,350
514,703		Marathon Petroleum Corp	19,538
2,679,084	*,e	Matador Resources Co	53,046
120,984	*	Matrix Service Co	1,995
1,177,220	*,e	McDermott International, Inc	5,815
2,431,483	*	MEG Energy Corp	12,741
50,928	*	Memorial Resource Development Corp	809
848,000	*	MIE Holdings Corp	84
28,200		Modec, Inc	433
49,247		MOL Hungarian Oil and Gas plc	2,851
104,928		Motor Oil Hellas Corinth Refineries S.A.	1,140
86,705	e	Mullen Group Ltd	946
244,728	e	Murphy Oil Corp	7,770
2,467,643		Nabors Industries Ltd	24,800
20,304	*	Naphtha Israel Petroleum Corp Ltd	99
670,218	e	National Oilwell Varco, Inc	22,553
39,522	*	Natural Gas Services Group, Inc	905
487,262	e	Navios Maritime Acq Corp	765
381,710		Neste Oil Oyj	13,688
505,152	e	New Zealand Refining Co Ltd	877
1,622,172	*	Newfield Exploration Co	71,668
16,450,000	e	Newocean Energy Holdings Ltd	5,402
68

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
340,055	*	Newpark Resources, Inc	$1,969
45,100		Nippon Gas Co Ltd	980
405,185	e	Noble Corp plc	3,339
678,329		Noble Energy, Inc	24,332
206,791	e	Nordic American Tanker Shipping	2,872
26,760	*,e	North Atlantic Drilling Ltd	180
145,447		Northern Blizzard Resources, Inc	534
104,748	*,e	Northern Oil And Gas, Inc	484
68,549	e	Nostrum Oil & Gas plc	278
206,370		NovaTek OAO (GDR)	21,114
135,305	*	NuVista Energy Ltd	655
539,253	*,e	Oasis Petroleum, Inc	5,037
4,145,346		Occidental Petroleum Corp	313,222
35,078	e	Ocean Yield ASA	255
247,273		Oceaneering International, Inc	7,384
1,104,602	*	Oil Refineries Ltd	390
3,346,286		Oil Search Ltd	16,897
136,413	*	Oil States International, Inc	4,485
78,302		OMV AG.	2,201
539,442		Oneok, Inc	25,597
597,783	*,e	Ophir Energy plc	631
2,273,476		Origin Energy Ltd	9,933
71,732	e	Overseas Shipholding Group, Inc	788
316,100		Pacc Offshore Services Holdings Ltd	86
63,859	*,e	Pacific Ethanol, Inc	348
88,436	*	Painted Pony Petroleum Ltd	519
1,279,194	*,e	Paladin Resources Ltd	179
44,442	e	Panhandle Oil and Gas, Inc (Class A)	741
174,008	*,e	Pantheon Resources plc	337
120,278	*,e	Par Petroleum Corp	1,845
53,577	*,e	Paramount Resources Ltd (Class A)	445
193,554	*	Parex Resources, Inc	1,874
767,591	*,e	Parker Drilling Co	1,758
231,510	e	Parkland Fuel Corp	4,030
4,598,718	*	Parsley Energy, Inc	124,441
64,198		Pason Systems, Inc	887
1,375,381		Patterson-UTI Energy, Inc	29,323
13,507		Paz Oil Co Ltd	2,170
170,256		PBF Energy, Inc	4,049
126,626	*	PDC Energy, Inc	7,295
56	*,b	Peabody Energy Corp	0	^
480,568		Pembina Pipeline Income Fund	14,604
2,364,591	e	Pengrowth Energy Trust	4,319
717,948	*	Penn West Energy Trust	1,000
330,015	e	Petrofac Ltd	3,430
6,354,505	*	Petroleo Brasileiro S.A.	22,769
7,253,495	*	Petroleo Brasileiro S.A. (Preference)	21,271
938,377	e	Petroleum Geo-Services ASA	2,234
341,959		Petronas Dagangan BHD	1,985
425,562	e	Peyto Exploration & Development Corp	11,423
35,091	*,e	PHI, Inc	627
563,868		Phillips 66	44,737
69

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
478,890	*	Pioneer Energy Services Corp	$2,203
643,909		Pioneer Natural Resources Co	97,365
595,987		Plains All American Pipeline LP	16,384
1,971,806		Plains GP Holdings LP	20,566
4,769,875		Polish Oil & Gas Co	6,800
542,800		Polski Koncern Naftowy Orlen S.A.	9,535
100,100	*,m	Poseidon Concepts Corp	1
134,634	e	PrairieSky Royalty Ltd	2,555
788,986	e	Precision Drilling Trust	4,183
537,427	*	Premier Oil plc	548
189,075	e	ProSafe ASA	19
1,496,200		PT Indo Tambangraya Megah	1,070
18,113,600	*	PT Sugih Energy Tbk	439
4,344,100		PT Tambang Batubara Bukit Asam Tbk	2,556
3,883,506		PT United Tractors Tbk	4,382
1,504,400		PTT Exploration & Production PCL (ADR)	3,613
2,231,821		PTT Exploration & Production PCL (Foreign)	5,272
216,600		PTT PCL (ADR)	1,943
1,256,695		PTT PCL (Foreign)	11,271
546,200		Qatar Gas Transport Co Ltd	3,457
439,900		QGEP Participacoes S.A.	624
999,695		Questar Market Resources, Inc	17,625
182,153	*	Raging River Exploration, Inc	1,449
716,856	e	Range Resources Corp	30,925
3,164,210		Reliance Industries Ltd	45,580
133,202	*,e	Renewable Energy Group, Inc	1,176
620,783		Repsol YPF S.A.	7,958
14,141	*,e	Rex American Resources Corp	846
1,286,779	*	Rice Energy, Inc	28,361
31,663	*,e	RigNet, Inc	424
94,838	*	Ring Energy, Inc	836
3,274,833		Rosneft Oil Co (GDR)	16,848
888,427	e	Rowan Cos plc	15,690
5,325,338		Royal Dutch Shell plc (A Shares)	146,261
4,420,736		Royal Dutch Shell plc (B Shares)	122,139
2,392,255	*,e	RPC, Inc	37,152
3,677,627	*	RSP Permian, Inc	128,312
24,611,066	*	Saipem S.p.A.	9,840
42,200		San-Ai Oil Co Ltd	240
441,478	*,e	Sanchez Energy Corp	3,117
2,064,034		Santos Ltd	7,306
4,424,776		Sapurakencana Petroleum BHD	1,626
1,766,874		Saras S.p.A.	3,071
567,638		Sasol Ltd	15,357
162,451		SBM Offshore NV	1,883
3,655,254		Schlumberger Ltd	289,057
9,727	e	Schoeller-Bleckmann Oilfield Equipment AG.	588
682,228		Scorpio Tankers, Inc	2,865
38,099	*,e	SEACOR Holdings, Inc	2,208
1,120,139	*,e	Seadrill Ltd	3,629
409,205	*,e	Seadrill Ltd (Oslo Exchange)	1,326
131,653		Secure Energy Services, Inc	900
70

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
138,968		SemGroup Corp	$4,525
50	*,m	Serval Integrated Energy Services	0
803,260	*	Seven Generations Energy Ltd	15,332
292,800	*	Shandong Molong Petroleum Machinery Co Ltd	122
384,242		Shanxi Guoxin Energy Corp Ltd	473
163,226		ShawCor Ltd	4,047
96,100		Shinko Plantech Co Ltd	719
191,406	e	Ship Finance International Ltd	2,821
317,565	e	Showa Shell Sekiyu KK	2,964
2,356,100		Siamgas & Petrochemicals PCL (Foreign)	997
77,000		Sinanen Co Ltd	297
762,000	e	Sinopec Kantons Holdings Ltd	394
167,860		SK Energy Co Ltd	20,683
15,527		SK Gas Co Ltd	1,168
445,708	e	SM Energy Co	12,034
172,986		Soco International plc	329
82,780		S-Oil Corp	5,486
1,073,488	*,e	Southwestern Energy Co	13,504
258,815	*,e	Spartan Energy Corp	679
1,751,121		Spectra Energy Corp	64,144
5,271,460	*,e	Statoil ASA	91,083
564,690	e	Stobart Group Ltd	1,203
1,012,444	*,e	Subsea 7 S.A.	9,952
2,035,986		Suncor Energy, Inc	56,480
1,983,470		Superior Energy Services	36,516
592,685	e	Surge Energy, Inc	1,170
1,493,651		Surgutneftegaz (ADR)	7,622
354,200		Surgutneftegaz (ADR) (London)	1,817
498,351	*	Synergy Resources Corp	3,319
26,715	*,e	Tanker Investments Ltd	148
995,296		Targa Resources Investments, Inc	41,942
405,597		Tatneft PAO (ADR)	12,520
164,540		Technip S.A.	8,906
49,556	e	Tecnicas Reunidas S.A.	1,485
174,084	e	Teekay Corp	1,241
474,658	e	Teekay Tankers Ltd (Class A)	1,414
608,590		Tenaris S.A.	8,796
102,732		Tesco Corp	687
226,469		Tesoro Corp	16,967
88,248		Tethys Oil AB	670
455,775	*	Tetra Technologies, Inc	2,903
226,006		TGS Nopec Geophysical Co ASA	3,693
1,264,955		Thai Oil PCL (Foreign)	2,168
116,797	e	Tidewater, Inc	515
99,203		TMK OAO (GDR)	271
860,848		TonenGeneral Sekiyu KK	7,842
126,610	e	TORC Oil & Gas Ltd	804
39,934	*	TORM plc	402
24,986		Total Energy Services, Inc	251
3,609,809	*	Total S.A.	173,112
97,438	*	Tourmaline Oil Corp	2,565
224,000		Toyo Kanetsu K K	436
71

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,498,463	e	TransCanada Corp	$67,805
8,616		Transocean Ltd	99
1,071,301	e	Transocean Ltd (NYSE)	12,738
64,008	*,e	Trilogy Energy Corp	271
188,437		Trinidad Drilling Ltd	370
1,687,960	*,e	Tullow Oil plc	5,953
537,826		Tupras Turkiye Petrol Rafine	11,940
397,794		Ultrapar Participacoes S.A.	8,806
516,700		UMW Oil & Gas Corp BHD	121
195,068	*,e	Unit Corp	3,035
156,950	e	US Silica Holdings Inc	5,410
891,192		Valero Energy Corp	45,451
255,320	e	Vallourec SA	903
17,850		Verbio AG.	105
654,662	e	Veresen, Inc	5,549
53,457	e	Vermilion Energy, Inc	1,702
29,679		VTTI Energy Partners LP	602
78,253	*,e	W&T Offshore, Inc	182
3,921,594	*,e	Weatherford International Ltd	21,765
209,793	e	Western Refining, Inc	4,328
66,568	*,e	Westmoreland Coal Co	634
411,479	e	Whitecap Resources, Inc	3,147
1,856,359	*,e	Whitehaven Coal Ltd	1,520
660,166	*,e	Whiting Petroleum Corp	6,113
154,112	*	Willbros Group, Inc	390
1,412,028		Williams Cos, Inc	30,542
2,150,000	*	Wison Engineering Services Co Ltd	235
1,046,424		Woodside Petroleum Ltd	21,219
334,140		World Fuel Services Corp	15,868
322,619	e	WorleyParsons Ltd	1,770
2,468,631	*	WPX Energy, Inc	22,983
4,860,000	*,e	Yanchang Petroleum International Ltd	131
3,219,066	e	Yanzhou Coal Mining Co Ltd	2,097
397,351	*	YPF S.A. (ADR) (Class D)	7,629
1,848,000	*	Yuan Heng Gas Holdings Ltd	131
658,385	e	Z Energy Ltd	3,809
		TOTAL ENERGY	7,510,606

FOOD & STAPLES RETAILING - 1.9%
1,197,500		7-Eleven Malaysia Holdings BHD	404
517,326		Aeon Co Ltd	8,032
31,800		Ain Pharmaciez Inc	2,467
5,204		Al Meera Consumer Goods Co	302
681,276		Alimentation Couche Tard, Inc	29,256
1,790,482		Almacenes Exito S.A.	8,705
63,139		Andersons, Inc	2,244
33,679		Arcs Co Ltd	804
309,785		Axfood AB	5,950
22,900		Axial Retailing, Inc	793
8,900		Belc Co Ltd	371
9,323		BGF retail Co Ltd	1,736
8,186	*	Bid Corp Ltd	153
72

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
227,854		BIM Birlesik Magazalar AS	$4,444
21,349		Bizim Toptan Satis Magazalari AS	105
3,355,026		Booker Group plc	7,770
502,483		Carrefour S.A.	12,359
70,748	e	Casey’s General Stores, Inc	9,304
159,966	e	Casino Guichard Perrachon S.A.	8,879
11,700		Cawachi Ltd	279
5,644,669		Centros Comerciales Sudamericanos S.A.	16,108
46,916	*	Chefs’ Warehouse Holdings, Inc	751
530,717		Cia Brasileira de Distribuicao Grupo Pao de Acucar	7,717
6,265		CJ Freshway Corp	256
232,894	e	Clicks Group Ltd	1,940
66,560		Cocokara Fine Holdings, Inc	3,450
84,608		Colruyt S.A.	4,682
6,677,200		Cosco Capital, Inc	1,106
13,000	e	Cosmos Pharmaceutical Corp	2,619
1,127,844		Costco Wholesale Corp	177,117
1,484,300		CP Seven Eleven PCL (ADR)	2,129
5,181,129		CP Seven Eleven PCL (Foreign)	7,432
114,400		Create SD Holdings Co Ltd	3,245
3,812,252		CVS Health Corp	364,985
6,900		Daikokutenbussaan Co Ltd	326
191,132		Delhaize Group	20,190
589,937	e	Distribuidora Internacional de Alimentacion S.A.	3,443
32,844		Dongsuh Co, Inc	956
66,449		E-Mart Co Ltd	10,027
190,500		Empire Co Ltd	2,833
184,231		Eurocash S.A.	2,159
107,691		FamilyMart Co Ltd	6,563
58,136		George Weston Ltd	5,031
344,111		Greggs plc	4,464
18,400		Growell Holdings Co Ltd	1,163
257,166	e	Grupo Comercial Chedraui S.a. DE C.V.	643
27,137		GS Retail Co Ltd	1,290
90,000		Heiwado Co Ltd	1,753
4,656		Hyundai C&F, Inc	81
41,362		Hyundai Greenfood Co Ltd	671
476,937	e	ICA Gruppen AB	15,985
3,032	*	Indiabulls Wholesale Service	1
31,342		Ingles Markets, Inc (Class A)	1,169
9,200		Itochu-Shokuhin Co Ltd	368
3,562,893	e	J Sainsbury plc	11,099
122,538		Jean Coutu Group PJC, Inc	1,897
528,279		Jeronimo Martins SGPS S.A.	8,332
19,400		Kato Sangyo Co Ltd	455
191,062		Kesko Oyj (B Shares)	8,114
7,000	e	Kobe Bussan Co Ltd	144
3,165,477		Koninklijke Ahold NV	69,902
4,306,115		Kroger Co	158,422
13,600	e	Kusuri No Aoki Co Ltd	887
476,300	*,e	La Comer SAB de C.V.	469
380,514		Lawson, Inc	30,378
73

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
379,000	*	Lianhua Supermarket Holdings Co Ltd	$148
42,300	e	Life Corp	1,142
225,537		Loblaw Cos Ltd	12,065
220,000	*	Madison Wine Holdings Ltd	330
569,396		Magnit OAO (GDR)	18,983
62,093	*,e	Majestic Wine plc	328
41,223		MARR S.p.A.	781
108,449		Massmart Holdings Ltd	926
80,500		Matsumotokiyoshi Holdings Co Ltd	3,935
2,597,841	*,e	Metcash Ltd	3,723
531,392		Metro AG.	16,344
624,570		Metro, Inc	21,759
32,247	*	Migros Ticaret AS	186
40,900	e	Ministop Co Ltd	665
24,139	*,e	Natural Grocers by Vitamin C	315
29,600		Nihon Chouzai Co Ltd	1,474
159,121	e	North West Co Fund	3,628
42,000		Okuwa Co Ltd	438
2,000		Olam International Ltd	3
172,751	*	Performance Food Group Co	4,649
413,153		Pick’n Pay Holdings Ltd	970
253,261	e	Pick’n Pay Stores Ltd	1,233
1,411,822		President Chain Store Corp	11,031
47,059		Pricesmart, Inc	4,403
1,124,500		PT Matahari Putra Prima Tbk	133
22,000,000		PT Modern Internasional Tbk	246
72,700		Qol Co Ltd	957
232,202		Raia Drogasil S.A.	4,564
17,810	e	Rallye S.A.	306
4,074		Rami Levi Chain Stores Hashikma Marketing 2006 Ltd	154
2,393,251	*	Rite Aid Corp	17,925
4,502,060		Robinsons Retail Holdings, Inc	8,274
41,579		Ryoshoku Ltd	1,091
14,900		San-A Co Ltd	735
926,597		Seven & I Holdings Co Ltd	38,850
518,800	e	Sheng Siong Group Ltd	341
1,004,237		Shoprite Holdings Ltd	11,374
210,913		Shufersal Ltd	704
56,165	*	Smart & Final Stores, Inc	836
6,500		Sogo Medical Co Ltd	240
678,797		Sonae SPGS S.A.	533
406,229		Spar Group Ltd	5,572
113,428		Spartan Stores, Inc	3,469
634,853	*,e	Sprouts Farmers Market, Inc	14,538
31,500		Sugi Pharmacy Co Ltd	1,756
9,852,883	e	Sun Art Retail Group Ltd	6,928
42,100		Sundrug Co Ltd	3,953
1,496,078	*	Supervalu, Inc	7,061
1,031,905		Sysco Corp	52,359
646,000		Taiwan TEA Corp	300
28,624,254	*	Tesco plc	67,227
30,400		Tsuruha Holdings, Inc	3,681
74

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
278,241	*	United Natural Foods, Inc	$13,022
148,800		United Super Markets Holdings, Inc	1,519
864,200		UNY Co Ltd	7,271
1,607,073	*	US Foods Holding Corp	38,955
75,000		Valor Co Ltd	1,995
18,544		Village Super Market (Class A)	536
2,127,453		Walgreens Boots Alliance, Inc	177,153
9,940,450		Wal-Mart de Mexico SAB de C.V.	23,874
4,462,346		Wal-Mart Stores, Inc	325,841
21,222		Weis Markets, Inc	1,073
1,263,752		Wesfarmers Ltd	38,111
644,991	e	Whole Foods Market, Inc	20,653
3,939,858	e	WM Morrison Supermarkets plc	9,891
957,109	e	Woolworths Ltd	15,054
392,404	*	X 5 Retail Group NV (GDR)	7,868
37,100		Yaoko Co Ltd	1,686
110,800	e	Yokohama Reito Co Ltd	1,108
		TOTAL FOOD & STAPLES RETAILING	2,116,285

FOOD, BEVERAGE & TOBACCO - 6.0%
1,114,615	*,e	a2 Milk Co Ltd	1,463
25,117		AarhusKarlshamn AB	1,793
60,086	*	Adecoagro S.A.	659
97,572	*	Advanta Ltd	845
30,717	e	AGT Food & Ingredients, Inc	844
298,626		Agthia Group PJSC	630
719,785		Ajinomoto Co, Inc	16,959
8,067	e	Alico, Inc	244
21,587	*	Alliance One International, Inc	332
6,661,992		Altria Group, Inc	459,411
7,590,174		AMBEV S.A.	45,012
162,038	*,e	Amplify Snack Brands, Inc	2,390
21,122		Amsterdam Commodities NV	515
169,063		Anadolu Efes Biracilik Ve Malt Sanayii AS	1,143
1,072,914		Anheuser-Busch InBev NV	141,878
106,900		Anhui Gujing Distillery Co Ltd	438
793,783		Archer Daniels Midland Co	34,045
44,300		Ariake Japan Co Ltd	2,637
123,504	e	Aryzta AG.	4,564
332,544		Asahi Breweries Ltd	10,753
1,966,255		Associated British Foods plc	71,647
146,753		Astral Foods Ltd	1,259
13,824		Atria Group plc	137
254,369		Austevoll Seafood ASA	2,134
326,210	*,e	Australian Agricultural Co Ltd	432
813,410		AVI Ltd	4,584
147,765	e	B&G Foods, Inc (Class A)	7,122
156,781		Bakkafrost P	5,915
109,360	*	Balrampur Chini Mills Ltd	204
2,217		Barry Callebaut AG.	2,730
116,534	e	Bega Cheese Ltd	497
153,863	e	Bellamy’s Australia Ltd	1,177
75

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
20,330	*,e	Belvedere S.A.	$393
4,899		Binggrae Co Ltd	289
175,799	e	Biostime Internatonal Holdings Ltd	593
107,112	*,e	Blue Buffalo Pet Products, Inc	2,500
11,117		Bonduelle S.C.A.	267
23,890	*,e	Boston Beer Co, Inc (Class A)	4,086
1,321,086		BRF S.A.	18,560
257,004		British American Tobacco Malaysia BHD	3,360
4,863,366		British American Tobacco plc	315,287
4,345,691		Britvic plc	34,006
45,519	e	Brown-Forman Corp	4,917
117,144		Brown-Forman Corp (Class B)	11,686
305,300	e	Bumitama Agri Ltd	173
482,124		Bunge Ltd	28,518
271,628		C&C Group plc	1,065
37,499		Calavo Growers, Inc	2,512
95,642		Calbee, Inc	4,001
74,026	e	Cal-Maine Foods, Inc	3,281
386,278	e	Campbell Soup Co	25,699
192,100		Carabao Group PCL	289
30,213		Carlsberg AS (Class B)	2,883
272,800		Carlsberg Brewery-Malay BHD	895
29,986		CCL Products India Ltd	111
2,897,900		Century Pacific Food, Inc	1,346
522,000		Changshouhua Food Co Ltd	235
8,962,172		Charoen Pokphand Foods PCL	7,347
4,382,000	*,e	China Agri-Industries Holdings Ltd	1,443
4,431,889	e	China Huishan Dairy Holdings Co Ltd	1,809
460,000	*	China Huiyuan Juice Group Ltd	159
6,981,720		China Mengniu Dairy Co Ltd	12,214
2,238,000	e	China Modern Dairy Holdings	323
40,798	*,m	China Ocean Resources Co Ltd	73
1,345,164	*	China Resources Beer Holdings Company Ltd	2,940
3,120,000	*,g	China Shengmu Organic Milk Ltd	651
1,289,000	*,e	China Yurun Food Group Ltd	194
143,010		Cia Cervecerias Unidas S.A.	1,673
8,559		CJ CheilJedang Corp	2,899
20,829		Clearwater Seafoods, Inc	225
189,222		Cloetta AB	651
280,276		Clover Industries Ltd	352
1,040,141		Coca-Cola Amatil Ltd	6,421
12,716	e	Coca-Cola Bottling Co Consolidated	1,875
180,298		Coca-Cola Central Japan Co Ltd	3,451
12,752,269		Coca-Cola Co	578,060
29,128		Coca-Cola European Partners plc	1,040
233,747	*	Coca-Cola European Partners plc	8,376
516,827		Coca-Cola Femsa S.A. de C.V.	4,286
334,293		Coca-Cola HBC AG.	6,764
174,177		Coca-Cola Icecek AS	2,128
175,100		Coca-Cola West Japan Co Ltd	4,952
2,404,000		Cofco International Ltd	802
3,532,606		ConAgra Foods, Inc	168,894
76

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
497,034		Constellation Brands, Inc (Class A)	$82,209
11,738		Corby Spirit and Wine Ltd	184
300,829		Costa Group Holdings Ltd	614
658,438	e	Cott Corp	9,192
128,407		Cott Corp (Toronto)	1,795
30,662	*	Craft Brewers Alliance, Inc	353
15,490		Crown Confectionery Co Ltd	542
921		Dae Han Flour Mills Co Ltd	143
91,075		Daesang Corp	2,190
12,141		Daesang Holdings Co Ltd	140
116,542	e	Dairy Crest Group plc	834
728,589	*	Darling International, Inc	10,856
3,842,879		Davide Campari-Milano S.p.A.	38,039
290,879	e	Dean Foods Co	5,262
313,945	*	Deoleo S.A.	64
4,174,242		Diageo plc	116,610
1,093		Dongwon F&B Co Ltd	271
1,255		Dongwon Industries Co Ltd	340
707,124		Dr Pepper Snapple Group, Inc	68,329
25,200		Dydo Drinco, Inc	1,345
1,214,000	*,e,m	Dynasty Fine Wines Group Ltd	2
336,601		Easy Bio, Inc	1,968
95,916	*,e	Ebro Puleva S.A.	2,208
274,893		Embotelladora Andina S.A.	979
1,092,901		Embotelladoras Arca SAB de C.V.	7,834
2,067		Emmi AG.	1,260
38,100		Ezaki Glico Co Ltd	2,229
41,347	*	Farmer Bros Co	1,326
14,922	*	Farmsco	167
6,165,204		Felda Global Ventures Holdings BHD	2,318
414,652		Fevertree Drinks plc	3,987
460,100	e	First Resources Ltd	537
256,166		Flowers Foods, Inc	4,803
2,308,863		Fomento Economico Mexicano S.A. de C.V.	21,365
289,404	e	Fonterra Shareholders’ Fund	1,131
169,851		Fresh Del Monte Produce, Inc	9,245
53,524	*,e	Freshpet, Inc	499
57,273		Fuji Oil Co Ltd	1,068
16,332		Fujicco Co Ltd	469
81,000	*	Fujiya Co Ltd	153
1,936,835		General Mills, Inc	138,135
174,814		Genting Plantations BHD	461
1,877,700		GFPT PCL (Foreign)	581
163,266		Glanbia plc	3,067
9,588		GlaxoSmithKline Consumer Healthcare Ltd	840
6,658,154		Golden Agri-Resources Ltd	1,742
155,347	e	GrainCorp Ltd-A	1,007
1,379,272		Great Wall Enterprise Co	1,259
501,368		Greencore Group plc	2,063
12,571	*	Greenyard Foods	187
1,308,222		Groupe Danone	91,553
352,875		Gruma SAB de C.V.	5,092
77

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,601,316		Grupo Bimbo S.A. de C.V. (Series A)	$5,012
206,695	e	Grupo Herdez SAB de C.V.	454
1,589,448		Grupo Lala SAB de C.V.	3,488
192,080	*	Hain Celestial Group, Inc	9,556
27,493	*	Harim & Co Ltd	113
105,319		Heineken Holding NV	8,533
969,165		Heineken NV	88,894
231,233	e	Hershey Co	26,243
23,952		High Liner Foods, Inc	349
7,090		Hite Holdings Co Ltd	83
23,847		HKScan Oyj	82
19,100		Hokuto Corp	351
161,000	g	Honworld Group Ltd	101
471,455		Hormel Foods Corp	17,255
191,552		House Foods Corp	4,443
477,200		Ichitan Group PCL	164
965,106		Imperial Tobacco Group plc	52,340
378,978	e	Indofood Agri Resources Ltd	135
1,218,965		Indofood CBP Sukses Makmur Tbk	1,602
496,600		Industrias Bachoco SAB de C.V.	2,045
424,185		Ingredion, Inc	54,894
47,638	*,e	Inventure Foods, Inc	372
6,160,097		IOI Corp BHD	6,620
4,245,995		ITC Ltd	23,246
46,500	e	Ito En Ltd	1,801
232,800	*,e	Itoham Yonekyu Holdings, Inc	2,369
53,850		J&J Snack Foods Corp	6,423
247,845		J.M. Smucker Co	37,774
2,665,477		Japan Tobacco, Inc	107,425
727,100		Japfa Ltd	440
2,470,297		JBS S.A.	7,690
25,904		Jinro Ltd	539
66,640	e	John B. Sanfilippo & Son, Inc	2,841
247,000		J-Oil Mills, Inc	815
630,238		Juhayna Food Industries	496
63,373	e	Kagome Co Ltd	1,676
10,400		Kameda Seika Co Ltd	595
76,360		Kaveri Seed Co Ltd	503
1,061,254		Kellogg Co	86,651
586,375		Kerry Group plc (Class A)	52,005
13,100	e	KEY Coffee, Inc	241
3,184,300		Khon Kaen Sugar Industry PCL	368
149,671		Kikkoman Corp	5,523
745,990	e	Kirin Brewery Co Ltd	12,582
114,468		Koninklijke Wessanen NV	1,205
19,000	*	Kotobuki Spirits Co Ltd	632
2,811,855		Kraft Heinz Co	248,793
71,955		KRBL Ltd	310
293,659		KT&G Corp	34,780
1,029,852		Kuala Lumpur Kepong BHD	5,956
965,900	m	Kulim Malaysia BHD	982
2,541		KWS Saat AG.	840
78

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
35,773		La Doria S.p.A	$449
44,996		Lancaster Colony Corp	5,742
65,388	*	Landec Corp	704
85,320		Leroy Seafood Group ASA	4,026
2,280,000	*,e	Leyou Technologies Holdings Ltd	294
510,666		Lien Hwa Industrial Corp	333
17,235	*,e	Lifeway Foods, Inc	167
30,684	e	Limoneira Co	541
482		Lindt & Spruengli AG.	2,875
31		Lindt & Spruengli AG. (Registered)	2,215
604		Lotte Chilsung Beverage Co Ltd	939
5,860		Lotte Confectionery Co Ltd	995
638		Lotte Samkang Co Ltd	475
30,860		M Dias Branco S.A.	1,017
79,298		Maeil Dairy Industry Co Ltd	3,018
79,928		Maple Leaf Foods, Inc	1,707
242,500	*	Marfrig Global Foods S.A.	424
208,000		Marudai Food Co Ltd	991
35,100	e	Maruha Nichiro Corp	957
190,557		McCormick & Co, Inc	20,327
72,096		McLeod Russel India Ltd	207
382,464		Mead Johnson Nutrition Co	34,709
192,500		Megmilk Snow Brand Co Ltd	6,716
147,300		MEIJI Holdings Co Ltd	15,136
34,462		Mgp Ingredients, Inc	1,318
243,500	*	Minerva S.A.	694
303,000		Mitsui Sugar Co Ltd	1,432
1,541,911		Molson Coors Brewing Co (Class B)	155,933
5,745,836		Mondelez International, Inc	261,493
1,347,224	*	Monster Beverage Corp	216,512
332,302		Morinaga & Co Ltd	2,095
386,000		Morinaga Milk Industry Co Ltd	2,701
13,079		Muhak Co Ltd	277
17,000	*	Nagatanien Co Ltd	202
153,000		Namchow Chemical Industrial Ltd	321
299		Namyang Dairy Products Co Ltd	179
91,118	*,e	National Beverage Corp	5,723
7,115	*,e	Naturex	566
34,649		Nestle India Ltd	3,344
4,078,275		Nestle S.A.	315,978
2,360,000	*	New Silkroad Culturaltainment Ltd	500
458,000		Nichirei Corp	4,225
218,000		Nippon Beet Sugar Manufacturing Co Ltd	389
158,000		Nippon Flour Mills Co Ltd	1,235
153,705		Nippon Meat Packers, Inc	3,765
556,366		Nippon Suisan Kaisha Ltd	2,857
366,000		Nisshin Oillio Group Ltd	1,679
74,707		Nisshin Seifun Group, Inc	1,201
19,773		Nissin Food Products Co Ltd	1,080
4,813		Nong Shim Co Ltd	1,564
1,512		Nong Shim Holdings Co Ltd	193
6,467		Nong Woo Bio Co Ltd	144
79

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
103,705	e	Oceana Group Ltd	$796
52,521	*	Omega Protein Corp	1,050
126,100	e	Origin Enterprises plc	760
4,808		Orion Corp	3,947
4,077		Orior AG.	275
324,698		Orkla ASA	2,888
1,183		Ottogi Corp	849
905,292	e	PAN Fish ASA	15,270
3,678,337		PepsiCo, Inc	389,683
1,399,000		Pepsi-Cola Products Philippine	98
72,752	e	Pernod-Ricard S.A.	8,055
72,987	*,m	Pescanova S.A.	1
782,000	e	Petra Foods Ltd	1,678
1,870		Philip Morris CR	947
6,162,789		Philip Morris International, Inc	626,879
597,197	e	Pilgrim’s Pride Corp	15,217
37,347		Pinar SUT Mamulleri Sanayii AS	199
2,739,678		Pinnacle Foods, Inc	126,820
131,032		Pioneer Foods Ltd	1,538
582,267	*,e	Post Holdings, Inc	48,148
780,891		PPB Group BHD	3,208
1,601,770	*	Premier Foods plc	880
66,225	e	Premium Brands Holdings Corp	2,789
460,000		Prima Meat Packers Ltd	1,388
72,502	*	Primo Water	856
1,672,822		PT Astra Agro Lestari Tbk	1,877
5,692,200	m	PT Austindo Nusantara Jaya	771
1,389,600		PT Bisi International	185
8,465,700		PT BW Plantation Tbk	135
7,367,818		PT Charoen Pokphand Indonesia Tbk	2,109
1,475,211		PT Gudang Garam Tbk	7,719
8,817,500		PT Hanjaya Mandala Sampoerna Tbk	2,539
6,401,791		PT Indofood Sukses Makmur Tbk	3,522
4,578,200		PT Japfa Comfeed Indonesia Tbk	387
1,411,300		PT Nippon Indosari Corpindo Tbk	169
11,854,700		PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	1,246
8,323,600		PT Salim Ivomas Pratama Tbk	279
1,837,800		PT Sawit Sumbermas Sarana Tbk	262
905		Pulmuone Co Ltd	117
90,400		Q.P. Corp	2,883
311,719		QAF Ltd	245
157,029	*,m	Qinqin Foodstuffs Group Cayman Co Ltd	223
818,250		QL Resources BHD	892
39,441	g	Refresco Gerber NV	586
13,923	e	Remy Cointreau S.A.	1,199
3,084,015		Reynolds American, Inc	166,321
9,400,000		RFM Corp	835
88,003		Rhodes Food Group Pty Ltd	141
6,700	*	Riken Vitamin Co Ltd	310
29,600		Rock Field Co Ltd	438
284,888	e	Rogers Sugar, Inc	1,303
114,235		Royal Unibrew A.S.	5,110
80

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
11,000	e	S Foods, Inc	$295
970,280		SABMiller plc	56,586
2,260	*	Sajo Industries Co Ltd	118
24,655	e	Sakata Seed Corp	536
203,639		Salmar ASA	6,060
1,948		Samlip General Foods Co Ltd	319
15,959		Samyang Corp	1,311
15,170		Samyang Holdings Corp	1,962
48,306	e	Sanderson Farms, Inc	4,185
47,800		Sao Martinho S.A.	794
241,800		Sapporo Holdings Ltd	6,987
314,226		Saputo, Inc	9,332
109,319		Scandi Standard AB	780
45,109		Schouw & Co	2,505
779	*	Seaboard Corp	2,236
313,832	e	Select Harvests Ltd	1,606
15,739	*	Seneca Foods Corp	570
113,200	*	Shandong Zhonglu Oceanic Fisheries Co Ltd	90
341,400	*	Shanghai Dajiang Group	202
972,000		Shenguan Holdings Group Ltd	84
188,000		Showa Sangyo Co Ltd	798
5,310		Silla Co Ltd	70
45,500		SLC Agricola S.A.	210
241,862		Snyder’s-Lance, Inc	8,197
1,052,865		Standard Foods Corp	2,591
169,741		Stock Spirits Group plc	364
35,425		Strauss Group Ltd	557
108,470		Suedzucker AG.	2,389
270,983		Suntory Beverage & Food Ltd	12,262
395,400	e	Super Coffeemix Manufacturing Ltd	244
216,788		Swedish Match AB	7,566
54,317	*,e	Synutra International, Inc	207
237,400		Takara Holdings, Inc	2,182
130,081		Tassal Group Ltd	389
546,371		Tata Tea Ltd	1,063
477,451		Tate & Lyle plc	4,269
594,900		TDM BHD	103
2,143,000		Tenwow International Holdings Ltd	605
1,320,309		Thai Union Group PCL	829
1,723,400		Thai Vegetable Oil PCL	1,578
1,423,000	e	Tibet 5100 Water Resources Holdings Ltd	498
1,751,300		Tiga Pilar Sejahtera Food Tbk	211
172,932	e	Tiger Brands Ltd	4,260
2,031,190	e	Tingyi Cayman Islands Holding Corp	1,929
101,631		Tongaat Hulett Ltd	810
39,955	e	Tootsie Roll Industries, Inc	1,539
67,846		Toyo Suisan Kaisha Ltd	2,752
830,543		Treasury Wine Estates Ltd	5,771
119,479	*	TreeHouse Foods, Inc	12,265
3,920		TS Corp	79
425,579	e	Tsingtao Brewery Co Ltd	1,480
141,000		Ttet Union Corp	350
81

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
23,107	*,e	Turning Point Brands, Inc	$237
1,011,686		Tyson Foods, Inc (Class A)	67,571
155,925		Ulker Biskuvi Sanayi AS	1,139
6,936,977		Uni-President Enterprises Corp	13,701
90,155	*	United Spirits Ltd	3,345
51,421	e	Universal Corp	2,969
1,428,237		Universal Robina	6,335
217,595	e	Vector Group Ltd	4,879
7,472		Vilmorin & Cie	483
342,910		Vina Concha y Toro S.A.	541
11,000,000		Vina San Pedro Tarapaca S.A.	111
35,567		Viscofan S.A.	1,974
5,680,614	e	Want Want China Holdings Ltd	4,021
36,400		Warabeya Nichiyo Co Ltd	669
296,000	*	Wei Chuan Food Corp	194
8,863,000	g	WH Group Ltd	7,019
585,905	*	WhiteWave Foods Co (Class A)	27,502
5,691,667	e	Wilmar International Ltd	13,855
20,931		Yakult Honsha Co Ltd	1,088
171,716		Yamazaki Baking Co Ltd	4,794
903,000		Yashili International	197
2,899,000	*,e	YuanShengTai Dairy Farm Ltd	165
8,507		Zydus Wellness Ltd	101
		TOTAL FOOD, BEVERAGE & TOBACCO	6,575,275

HEALTH CARE EQUIPMENT & SERVICES - 4.3%
24,565	*,e	AAC Holdings, Inc	561
51,529		Abaxis, Inc	2,434
6,774,595	e	Abbott Laboratories	266,309
91,143	*	Abiomed, Inc	9,961
213,802	*,e	Acadia Healthcare Co, Inc	11,845
192,149	*,e	Accuray, Inc	997
114,223		Aceto Corp	2,500
17,776	*	Addus HomeCare Corp	310
29,905	*,e	Adeptus Health, Inc	1,545
451,588		Advanced Medical Solutions Group plc	1,172
1,278,283		Aetna Inc	156,117
608,397	*	AGFA-Gevaert NV	1,975
83,937	*,e	Air Methods Corp	3,007
542,608		Al Noor Hospitals Group plc	7,944
113,933	*	Alere, Inc	4,749
529,819		Alfresa Holdings Corp	11,069
313,746	*	Align Technology, Inc	25,272
821,177	*	Allscripts Healthcare Solutions, Inc	10,429
25,424	*	Almost Family, Inc	1,083
56,733	e	Ambu A.S.	2,348
129,401	*	Amedisys, Inc	6,532
25,938	*,e	American Renal Associates Holdings, Inc	751
468,124		AmerisourceBergen Corp	37,132
137,099	*	AMN Healthcare Services, Inc	5,480
313,565	e	Amplifon S.p.A.	2,935
224,822	*	Amsurg Corp	17,433
82

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
29,100		Analogic Corp	$2,312
83,115	*	Angiodynamics, Inc	1,194
33,820	*	Anika Therapeutics, Inc	1,814
146,921		Ansell Ltd	2,011
736,208		Anthem, Inc	96,694
190,237		Apollo Hospitals Enterprise Ltd	3,716
12,300		As One Corp	495
85,000		Asahi Intecc Co Ltd	4,154
44,476	*,e	athenahealth, Inc	6,138
83,599	*	AtriCure, Inc	1,181
5,312		Atrion Corp	2,273
1,903,055		Australian Pharmaceutical Industries Ltd	2,402
28,384	*,e	Avinger, Inc	339
52,790	*,e	AxoGen, Inc	363
1,078,350		Bangkok Chain Hospital PCL	381
3,837,845		Bangkok Dusit Medical Services PCL	2,616
273,003		Bard (C.R.), Inc	64,199
2,366,305		Baxter International, Inc	107,004
330,506		Becton Dickinson & Co	56,051
13,128	*,e,g	Biocartis NV	114
246,699	*,e	BioScrip, Inc	629
102,748	*	BioTelemetry, Inc	1,675
51,000	*	Bioteque Corp	255
50,100		BML, Inc	2,295
12,906	*	Boditech Med, Inc	319
5,724,963	*	Boston Scientific Corp	133,792
306,531	*,e	Brookdale Senior Living, Inc	4,733
786,665		Bumrungrad Hospital PCL (Foreign)	4,096
133,281		Cantel Medical Corp	9,160
57,132	g	Capio AB	316
66,801	*	Capital Senior Living Corp	1,180
758,130		Cardinal Health, Inc	59,142
110,672	*,e	Cardiovascular Systems, Inc	2,034
27,596		Carl Zeiss Meditec AG.	1,121
102,286	*,e	Castlight Health, Inc	405
4,316	*	Cegedim S.A.	132
153		Celesio AG.	4
962,634	*,e	Centene Corp	68,703
1,152,155	*	Cerner Corp	67,516
244,999	*,e	Cerus Corp	1,529
35,619	*	CHA Bio & Diostech Co Ltd	483
72,147		CHC Healthcare Group	116
38,630		Chemed Corp	5,266
1,608,000	e	China NT Pharma Group Co Ltd	399
411,000	e	China Pioneer Pharma Holdings Ltd	90
4,080,500		Chularat Hospital PCL	361
1,026,479		Cigna Corp	131,379
80,244	*	Civitas Solutions, Inc	1,671
78,709		Cochlear Ltd	7,181
36,885		Coloplast AS	2,761
323,239	*,e	Community Health Systems, Inc	3,895
23,160	e	CompuGroup Medical AG.	967
83

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
25,655	e	Computer Programs & Systems, Inc	$1,024
88,789	*,e	ConforMIS, Inc	623
66,025		Conmed Corp	3,151
25,400		Consort Medical plc	354
93,439		Cooper Cos, Inc	16,031
900,000	e	Cordlife Group Ltd	848
141,072	*,e	Corindus Vascular Robotics, Inc	202
45,832	*	Corvel Corp	1,979
28,008	*	Cotiviti Holdings, Inc	592
179,722	*,e	Cross Country Healthcare, Inc	2,502
95,988		CryoLife, Inc	1,134
43,753	*	Cutera, Inc	490
164,685	e	CVS Group plc	1,714
246,100	*,e	CYBERDYNE, Inc	5,547
89,444	*	Cynosure, Inc (Class A)	4,351
50,000	e	Daiken Medical Co Ltd	380
537,255	*	DaVita, Inc	41,541
392,947		DENTSPLY SIRONA, Inc	24,378
210,565	*	DexCom, Inc	16,704
74,956		DiaSorin S.p.A.	4,584
10,209	*	DIO Corp	426
107,578	*,e	Diplomat Pharmacy, Inc	3,765
6,652		Draegerwerk AG.	406
2,664		Draegerwerk AG. & Co KGaA	148
998,005	*	Edwards Lifesciences Corp	99,531
12,200		Eiken Chemical Co Ltd	267
312,232	e	Elekta AB (B Shares)	2,540
186,178	*,e	Endologix, Inc	2,320
110,427	e	Ensign Group, Inc	2,320
17,210	*,e	Entellus Medical, Inc	314
467,802	*	Envision Healthcare Holdings, Inc	11,868
535,813	e	Essilor International S.A.	70,421
1,418,584	e	Estia Health Ltd	4,920
33,973	*,e	Evolent Health, Inc	652
29,372	*	Exactech, Inc	785
96,662	*	ExamWorks Group, Inc	3,369
3,245,510	*,e,n	Express Scripts Holding Co	246,010
250,296	e	Extendicare, Inc	1,577
520,578	e	Fagron NV	4,600
976,438		Fisher & Paykel Healthcare Corp	7,015
67,600		Fleury S.A.	579
498,005	*	Fortis Healthcare Ltd	1,167
219,734		Fresenius Medical Care AG.	19,140
529,115		Fresenius SE	38,878
14,500		Fukuda Denshi Co Ltd	839
11,055	e	Galenica AG.	14,903
57,194	*,e	Genesis Health Care, Inc	101
90,782	*,e	GenMark Diagnostics, Inc	790
74,322		Getinge AB (B Shares)	1,534
44,000		Ginko International Co Ltd	460
95,319	*	Glaukos Corp	2,780
163,883	*	Globus Medical, Inc	3,905
84

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
423,804		GN Store Nord	$7,656
1,504,831	e	Golden Meditech Holdings Ltd	211
54,400		Green Hospital Supply, Inc	1,693
13,591		Guerbet	829
152,295	*	Haemonetics Corp	4,415
133,130	*	Halyard Health, Inc	4,329
989,000	e,g	Harmonicare Medical Holdings Ltd	458
458,600		Hartalega Holdings BHD	493
1,628,275	*	HCA Holdings, Inc	125,393
97,947	*	HealthEquity, Inc	2,976
1,513,612		Healthscope Ltd	3,257
376,091		Healthsouth Corp	14,600
63,210	*	HealthStream, Inc	1,676
103,438	*	Healthways, Inc	1,195
130,944	*,e	HeartWare International, Inc	7,562
165,699	*,e	Henry Schein, Inc	29,296
132,147		Hill-Rom Holdings, Inc	6,667
309,114	*	HMS Holdings Corp	5,444
9,700		Hogy Medical Co Ltd	675
648,541	*	Hologic, Inc	22,440
167,936	*	Hoya Corp	5,998
5,110,000	e	Huayi Tencent Entertainment Co Ltd	454
476,334	n	Humana, Inc	85,683
3,316		Huons Co Ltd	176
58,959	*	ICU Medical, Inc	6,648
217,722	*	Idexx Laboratories, Inc	20,218
4,127,742		IHH Healthcare BHD	6,758
109,800	*,e	iKang Healthcare Group, Inc (ADR)	2,014
34,002	*,e	Imprivata, Inc	476
204,204	*	IMS Health Holdings, Inc	5,179
9,730		InBody Co Ltd	347
88,871	*	Inogen Inc	4,453
85,205	*,e	Inovalon Holdings, Inc	1,535
135,425	*	Insulet Corp	4,095
72,440	*	Integer Holding Corp	2,241
73,119	*	Integra LifeSciences Holdings Corp	5,833
6,740		Interojo Co Ltd	268
232,857	*	Intuitive Surgical, Inc	154,014
165,212		Invacare Corp	2,004
82,828	*,e	InVivo Therapeutics Holdings Corp	479
78,437		Ion Beam Applications	3,716
11,213	*,e	iRadimed Corp	244
19,764	*	IRIDEX Corp	292
66,405	*	i-SENS Inc	2,128
8,200	*,e	Japan Lifeline Co Ltd	332
811,204	e	Japara Healthcare Ltd	1,555
230,000		Jeol Ltd	881
64,688	*,e	K2M Group Holdings, Inc	1,004
299,923		Kindred Healthcare, Inc	3,386
37,084	e	Korian-Medica	1,198
930,600		Kossan Rubber Industries	1,581
441,773		KPJ Healthcare BHD	464
85

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
440,906	*	Laboratory Corp of America Holdings	$57,437
23,787		Landauer, Inc	979
62,977	*	LDR Holding Corp	2,327
70,037		LeMaitre Vascular, Inc	999
102,365	*	LHC Group, Inc	4,430
55,920	e	Lifco AB	1,610
984,196		Life Healthcare Group Holdings Pte Ltd	2,421
216,183	*	LifePoint Hospitals, Inc	14,132
1,898,000	*	Lifetech Scientific Corp	354
17,636	*	LivaNova plc	886
6,802		Lutronic Corp	254
205,935		M3, Inc	7,187
130,581	*	Magellan Health Services, Inc	8,588
17,300	e	Mani, Inc	295
181,634	*	Masimo Corp	9,539
783,820		McKesson Corp	146,300
126,497	e	Medical Facilities Corp	1,858
20,891		Medicare Group	535
503,237		Mediceo Paltac Holdings Co Ltd	8,274
129,380	*	Medidata Solutions, Inc	6,064
27,964	*	Medipost Co Ltd	2,151
193,956	*	MEDNAX, Inc	14,048
4,762,691		Medtronic plc	413,259
8,100		Menicon Co Ltd	232
99,600		Meridian Bioscience, Inc	1,942
210,378	*	Merit Medical Systems, Inc	4,172
696,449	e	Metlifecare Ltd	2,751
141,500		Microlife Corp	363
490,000	*	Microport Scientific Corp	246
96,339		Miraca Holdings, Inc	4,178
324,000	*	Modern Dental Group Ltd	141
147,067	*,e	Molina Healthcare, Inc	7,339
19,436		Nagaileben Co Ltd	467
18,100		Nakanishi, Inc	533
183,674	*,e	Nanosonics Ltd	302
35,750	*	Narayana Hrudayalaya Ltd	166
36,573		National Healthcare Corp	2,368
24,012		National Research Corp	329
142,709	*	Natus Medical, Inc	5,394
85,523	*	Neogen Corp	4,811
2,643,271		Network Healthcare Holdings Ltd	5,613
4,973		Neuca S.A.	435
55,717	*,e	Nevro Corp	4,110
121,600	e	Nichii Gakkan Co	825
99,100		Nihon Kohden Corp	2,788
50,167	*	Nikkiso Co Ltd	324
436,600		Nipro Corp	5,424
170,373		NMC Health plc	2,937
20,678	g	NNIT A.S.	710
111,176	*,e	Nobilis Health Corp	248
115,766	*,e	Novocure Ltd	1,351
196,766	*	NuVasive, Inc	11,751
86

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
149,965	*	NxStage Medical, Inc	$3,251
234,270		Odontoprev S.A.	971
1,238,482		Olympus Corp	46,247
82,297	*	Omnicell, Inc	2,817
414,355	*,e	OraSure Technologies, Inc	2,449
217,034		Oriola-KD Oyj (B Shares)	983
40,708	*	Orion Health Group Ltd	143
40,599	e	Orpea	3,329
79,118	*	Orthofix International NV	3,355
37,271	*	Osstem Implant Co Ltd	2,539
145,163	e	Owens & Minor, Inc	5,426
56,221	*,e	Oxford Immunotec Global plc	506
35,500		Paramount Bed Holdings Co Ltd	1,802
136,109		Patterson Cos, Inc	6,518
69,081	*,e	Penumbra, Inc	4,110
189,875		Pharmaniaga BHD	259
97,678	*	PharMerica Corp	2,409
553,000	e	Phoenix Healthcare Group Co Ltd	769
16,522		Phonak Holding AG.	2,193
91,000		Pihsiang Machinery Manufacturing Co Ltd	193
404,361	*	Premier, Inc	13,223
68,855	*,e	Press Ganey Holdings, Inc	2,709
1,620,164		Primary Health Care Ltd	4,826
30,633	*,e	Providence Service Corp	1,375
322,800		PT Siloam International Hospitals Tbk	284
2,134,000	*,e	PW Medtech Group Ltd	592
220,787		Qualicorp S.A.	1,279
149,699		Quality Systems, Inc	1,783
384,669		Quest Diagnostics, Inc	31,316
65,033	*	Quidel Corp	1,162
117,587	*	Quorum Health Corp	1,259
95,726	*	RadNet, Inc	511
1,017,187		Raffles Medical Group Ltd	1,142
121,496	e	Ramsay Health Care Ltd	6,566
19,524		RaySearch Laboratories AB	275
521,727	e	Regis Healthcare Ltd	1,842
7,710,700		Religare Health Trust	5,652
405,457	e	Resmed, Inc	25,637
116,820		Rhoen Klinikum AG.	3,419
166,000		Rion Co Ltd	2,272
107,183	*,e	Rockwell Medical, Inc	811
164,621	*,e	RTI Biologics, Inc	591
789,078		Ryman Healthcare Ltd	5,267
73,476		Sartorius AG.	5,429
71,758		Sartorius Stedim Biotech	4,839
42,016	*,e	Second Sight Medical Products, Inc	150
253,668		Selcuk Ecza Deposu Ticaret ve Sanayi AS	243
253,182	*	Select Medical Holdings Corp	2,752
92,720	*,e	Senseonics Holdings, Inc	364
16,920		SEWOONMEDICAL Co Ltd	74
2,104,415		Shandong Weigao Group Medical Polymer Co Ltd	1,206
2,293,140		Shanghai Pharmaceuticals Holding Co Ltd	5,085
87

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
101,227	e	Sienna Senior Living, Inc	$1,342
37,000	*,e	Sientra, Inc	243
3,231,314		Sigma Pharmaceuticals Ltd	2,749
2,131,871	e	Sinopharm Group Co	10,241
709,255		Smith & Nephew plc	12,044
1,480,304		Sonic Healthcare Ltd	24,006
101,125	*,e	Spectranetics Corp	1,892
663,130	g	Spire Healthcare Group plc	2,957
489,330		St. Jude Medical, Inc	38,168
189,000		St. Shine Optical Co Ltd	4,271
99,154	*,e	Staar Surgical Co	546
138,584		STERIS plc	9,528
10,630		STRATEC Biomedical AG.	615
24,047		Straumann Holding AG.	9,487
710,124	e	Stryker Corp	85,094
5,635		Suheung Capsule Co Ltd	223
296,673	e	Summerset Group Holdings Ltd	930
1,957,600		Supermax Corp BHD	1,046
46,385	*,e	Surgery Partners, Inc	830
366,564	*	Surgical Care Affiliates, Inc	17,474
38,348	*	SurModics, Inc	900
132,491		Suzuken Co Ltd	4,170
22,992	*,e	Symmetry Surgical, Inc	302
163,853		Sysmex Corp	11,283
65,654	*,e	Tandem Diabetes Care, Inc	495
160,420	*,e	Team Health Holdings, Inc	6,524
50,781	*,e	Teladoc, Inc	814
45,144		Teleflex, Inc	8,005
393,806	*	Tenet Healthcare Corp	10,885
210,812		Terumo Corp	8,996
247,300	e	Toho Pharmaceutical Co Ltd	5,959
20,200		Tokai Corp (GIFU)	610
979,500		Top Glove Corp BHD	1,118
3,456,000	e	Town Health International Medical Group Ltd	568
134,224	*,e	TransEnterix, Inc	164
133,693	*,e	Triple-S Management Corp (Class B)	3,266
24,400		Tsuki Corp	432
438,713		United Drug plc	3,472
3,018,769		UnitedHealth Group, Inc	426,250
125,945	e	Universal American Corp	955
4,625,000	e	Universal Health International Group Holding Ltd	267
634,679		Universal Health Services, Inc (Class B)	85,110
497,500	g	Universal Medical Financial & Technical Advisory Services Co Ltd	357
50,610		US Physical Therapy, Inc	3,047
5,166	*,e	USMD Holdings, Inc	97
8,540	e	Utah Medical Products, Inc	538
7,059		Value Added Technologies Co Lt	232
124,834	*	Varian Medical Systems, Inc	10,265
46,864	*	Vascular Solutions, Inc	1,952
437,013	*	VCA Antech, Inc	29,546
292,405	*,e	Veeva Systems, Inc	9,977
88

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
35,388	*,e	Veracyte, Inc	$178
3,976,600		Vibhavadi Medical Center PCL (Foreign)	340
7,196		Vieworks Co Ltd	313
12,781	*,e	ViewRay, Inc	52
256,485		Virtus Health Ltd	1,327
203,700		VITAL KSK Holdings, Inc	1,927
60,725	*	Vocera Communications, Inc	780
332,619	*	WellCare Health Plans, Inc	35,683
16,200	g	Wenzhou Kangning Hospital Co Ltd	87
160,764		West Pharmaceutical Services, Inc	12,199
116,054	*	William Demant Holding A.S.	2,259
247,461	*	Wright Medical Group NV	4,298
13,161		Ypsomed Holding AG.	2,485
82,279	*,e	Zeltiq Aesthetics, Inc	2,249
820,510		Zimmer Holdings, Inc	98,773
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	4,727,897

HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
89,090		Able C&C Co Ltd	2,735
34,588		Amorepacific Corp	13,039
10,127		Amorepacific Corp (Preference)	2,186
10,900		Artnature, Inc	87
1,350,386	e	Asaleo Care Ltd	2,137
1,197,466	e	Avon Products, Inc	4,526
64,021		Bajaj Corp Ltd	369
688,707		Beiersdorf AG.	65,203
8,384		Bioland Ltd	159
32,026	*,e	Central Garden & Pet Co	731
96,165	*	Central Garden and Pet Co (Class A)	2,088
33,000		Chlitina Holding Ltd	172
276,767		Church & Dwight Co, Inc	28,477
53,089	*	CKH Food & Health Ltd	139
329,391		Clorox Co	45,584
1,542,595		Colgate-Palmolive Co	112,918
24,008		Coreana Cosmetics Co Ltd	170
3,813		Cosmax BTI, Inc	213
42,819	e	Cosmax, Inc	6,419
13,339	*	COSON Co Ltd	198
172,037	e	Coty, Inc	4,471
818,385		Dabur India Ltd	3,749
64,400		Dr Ci:Labo Co Ltd	1,413
11,000		Earth Chemical Co Ltd	530
120,961		Edgewell Personal Care Co	10,210
136,701		EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	159
59,567	*	Elizabeth Arden, Inc	820
163,520		Energizer Holdings, Inc	8,420
1,582,599		Estee Lauder Cos (Class A)	144,048
51,900	*,e	Euglena Co Ltd	727
33,849		Eveready Industries India Ltd	134
153,000		Fancl Corp	2,120
10,460		Gillette India Ltd	710
89

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
169,795		Godrej Consumer Products Ltd	$4,045
139,000	g	Golden Throat Holdings Group Co Ltd	128
91,000		Grape King Industrial Co	595
785,147	e	Hengan International Group Co Ltd	6,576
39,720		Henkel KGaA	4,296
234,700		Henkel KGaA (Preference)	28,683
299,921	*,e	Herbalife Ltd	17,554
1,131,781		Hindustan Lever Ltd	15,096
274,505	*	HRG Group, Inc	3,769
618,067		Hypermarcas S.A.	4,491
10,444		Inter Parfums S.A.	262
41,088		Inter Parfums, Inc	1,174
4,026		It’s Skin Co Ltd	293
63,325		Jyothy Laboratories Ltd	284
944,321		Kao Corp	54,999
6,317,550		Karex BHD	3,786
1,099,249		Kimberly-Clark Corp	151,125
2,732,516		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	6,446
41,800		Kobayashi Pharmaceutical Co Ltd	1,856
9,602		Kolmar BNH Co Ltd	300
23,813		Korea Kolmar Co Ltd	2,082
6,204		Korea Kolmar Holdings Co Ltd	326
25,400		Kose Corp	2,152
21,695		LG Household & Health Care Ltd	21,186
2,423		LG Household & Health Care Ltd (Preference)	1,395
41,159	*	Lifevantage Corp	560
319,000		Lion Corp	5,263
90,722		L’Oreal S.A.	17,369
18,479		Mandom Corp	850
867,032		Marico Ltd	3,392
88,314	e	Medifast, Inc	2,938
321,924	*	Microbio Co Ltd	241
10,200		Milbon Co Ltd	460
160,698		Natura Cosmeticos S.A.	1,276
39,638	e	Natural Health Trends Corp	1,117
28,466	e	Nature’s Sunshine Products, Inc	271
13,500		Noevir Holdings Co Ltd	413
376,294	e	Nu Skin Enterprises, Inc (Class A)	17,381
30,475	*	Nutraceutical International Corp	705
4,839	*	NUTRIBIOTECH Co Ltd	312
1,045,000		NVC Lighting Holdings Ltd	111
12,706		Oil-Dri Corp of America	439
60,818		Ontex Group NV	1,918
20,167	e	Orchids Paper Products Co	717
33,703	*	Oriflame Holding AG.	860
29,917		Pacific Corp	4,390
108,200	e	Pigeon Corp	3,235
98,800		Pola Orbis Holdings, Inc	9,298
9,000,984		Procter & Gamble Co	762,114
8,430,500		PT Industri Jamu Dan Farmasi Sido Muncul Tbk	322
3,022,129		PT Unilever Indonesia Tbk	10,329
296,156	e	PZ Cussons plc	1,302
90

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,149,629		Reckitt Benckiser Group plc	$115,275
35,980	*	Revlon, Inc (Class A)	1,158
11,641	*	Sansung Life & Science Co Ltd	269
375,591		Shiseido Co Ltd	9,787
87,008	e	Spectrum Brands, Inc	10,381
913,251		Svenska Cellulosa AB (B Shares)	29,343
3,655		Tonymoly Co Ltd	167
288,199		Uni-Charm Corp	6,475
3,284,673		Unilever NV	152,769
1,737,148		Unilever plc	83,236
39,205	*,e	USANA Health Sciences, Inc	4,369
200,000	e	Vinda International Holdings Ltd	348
54,078		WD-40 Co	6,351
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	2,065,471

INSURANCE - 3.9%
148,990		Admiral Group plc	4,051
635,081		Aegon NV	2,516
509,446		Aflac, Inc	36,762
58,338		Ageas	2,028
15,395,507	e	AIA Group Ltd	92,584
14,635	*	Alleghany Corp	8,043
815,324		Allianz AG.	116,312
876,924		Allied World Assurance Co Holdings Ltd	30,815
1,094,527		Allstate Corp	76,562
173,591		Alm Brand AS	1,165
122,232	*,e	AMBAC Financial Group, Inc	2,012
327,300		American Equity Investment Life Holding Co	4,664
214,706		American Financial Group, Inc	15,873
1,059	*	American Independence Corp	26
5,298,598		American International Group, Inc	280,243
9,860		American National Insurance Co	1,116
54,814	e	Amerisafe, Inc	3,356
435,396		Amtrust Financial Services, Inc	10,667
77,460		Anadolu Hayat Emeklilik AS	136
207,131		Anadolu Sigorta	124
13,200	e	Anicom Holdings, Inc	373
386,677		Aon plc	42,237
166,806	*	Arch Capital Group Ltd	12,010
402,186		Argo Group International Holdings Ltd	20,873
160,771		Arthur J. Gallagher & Co	7,653
299,794		Aspen Insurance Holdings Ltd	13,904
1,474,281		Assicurazioni Generali S.p.A.	17,385
67,330		Assurant, Inc	5,811
236,749		Assured Guaranty Ltd	6,006
27,433	*	Atlas Financial Holdings, Inc	472
8,638,170		Aviva plc	45,534
20,009		AvivaSA Emeklilik ve Hayat AS.	133
4,877,942		AXA S.A.	96,450
169,111		Axis Capital Holdings Ltd	9,301
4,146		Bajaj Finserv Ltd	143
29,124	e	Baldwin & Lyons, Inc (Class B)	718
91

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
12,407		Baloise Holding AG.	$1,382
1,035,474		BB Seguridade Participacoes S.A.	9,061
1,034,830		Beazley plc	5,031
4,764,276	*	Berkshire Hathaway, Inc (Class B)	689,819
9,853	e	Blue Capital Reinsurance Holdings Ltd	182
106,119		Brown & Brown, Inc	3,976
8,703,316		Cathay Financial Holding Co Ltd	9,539
231,131		Chesnara plc	851
1,686,694	*	China Insurance International Holdings Co Ltd	3,174
9,627,990		China Life Insurance Co Ltd	20,759
11,449,403		China Life Insurance Co Ltd (Taiwan)	8,913
2,893,739		China Pacific Insurance Group Co Ltd	9,807
3,082,111		Chubb Ltd	402,863
183,927		Cincinnati Financial Corp	13,774
113,761	*,e	Citizens, Inc (Class A)	865
14,908	*	Clal Insurance	151
5,009,957		ClearView Wealth Ltd	3,550
23,535		CNA Financial Corp	739
416,303		CNP Assurances	6,142
421,689		Conseco, Inc	7,363
3,630,000	*	Convoy Financial Holdings Ltd	168
2,028,315		Corp Mapfre S.A.	4,455
277,625	e	Cover-More Group Ltd	253
50,717		Crawford & Co (Class B)	431
2,096,011		Dai-ichi Mutual Life Insurance Co	23,464
573,948		Delta Lloyd NV	2,017
2,487,978		Direct Line Insurance Group plc	11,502
378,293	e	Discovery Holdings Ltd	3,160
32,487		Donegal Group, Inc (Class A)	536
151,062		Dongbu Insurance Co Ltd	9,093
20,000		Dream Incubator, Inc	395
46,115	*	eHealth, Inc	647
31,007		EMC Insurance Group, Inc	860
96,177		Employers Holdings, Inc	2,791
127,586		Endurance Specialty Holdings Ltd	8,569
25,982	*	Enstar Group Ltd	4,209
47,793		Erie Indemnity Co (Class A)	4,748
314,802		esure Group plc	1,199
24,550		Euler Hermes S.A.	2,039
133,137		Everest Re Group Ltd	24,320
21,957		Fairfax Financial Holdings Ltd	11,826
24,441	*	FBD Holdings plc	155
21,846		FBL Financial Group, Inc (Class A)	1,325
82,534		Federated National Holding Co	1,571
55,367	e	Fidelity & Guaranty Life	1,283
307,042		First American Financial Corp	12,349
449,793		FNF Group	16,867
1,116,235		Fondiaria-Sai S.p.A	1,685
52,000		FPC Par Corretora de Seguros S.A.	210
2,142,237	*,e	Genworth Financial, Inc (Class A)	5,527
216,915		Gjensidige Forsikring BA	3,614
369,983		Great-West Lifeco, Inc	9,760
92

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
72,278	*	Greenlight Capital Re Ltd (Class A)	$1,457
107,767		Grupo Catalana Occidente S.A.	2,989
51,892	*	Hallmark Financial Services	601
148,503		Hannover Rueckversicherung AG.	15,560
84,893		Hanover Insurance Group, Inc	7,184
142,635		Hanwha Non-Life Insurance Co Ltd	905
269,592		Harel Insurance Investments & Finances Ltd	942
804,055		Hartford Financial Services Group, Inc	35,684
106,400	g	Hastings Group Holdings Ltd	244
20,105	e	HCI Group, Inc	548
10,706		Helvetia Holding AG.	5,570
218,055	e	Heritage Insurance Holdings, Inc	2,610
336,021		Hiscox Ltd	4,640
123,830		Horace Mann Educators Corp	4,184
277,331		Hyundai Marine & Fire Insurance Co Ltd	7,072
13,745		IDI Insurance Co Ltd	649
16,973	e	Independence Holding Co	305
153,389		Industrial Alliance Insurance and Financial Services, Inc	4,822
55,577		Infinity Property & Casualty Corp	4,483
2,574,289		Insurance Australia Group Ltd	10,604
229,609		Intact Financial Corp	16,402
3,044		Investors Title Co	290
32,132		James River Group Holdings Ltd	1,091
367,122		Japan Post Holdings Co Ltd	4,466
1,800		Japan Post Insurance Co Ltd	37
615,820		Just Retirement Group plc	902
92,619		Kemper Corp	2,869
616,382		Korea Life Insurance Co Ltd	3,106
266,469		Korean Reinsurance Co	2,835
161,105	e	Lancashire Holdings Ltd	1,267
15,592,349		Legal & General Group plc	39,918
389,848		Liberty Holdings Ltd	3,182
96,247		LIG Insurance Co Ltd	2,346
574,188		Lincoln National Corp	22,261
208,206		Loews Corp	8,555
46,768	*	Lotte Non-Life Insurance Co Ltd	104
165,136	e	Maiden Holdings Ltd	2,021
2,452,086		Manulife Financial Corp	33,537
17,372	*	Markel Corp	16,552
1,514,512		Marsh & McLennan Cos, Inc	103,684
29,190		Max India Ltd	231
216,520	*,m	Max India Ltd (New)	135
330,466	*,e	MBIA, Inc	2,257
3,428,111		Medibank Pvt Ltd	7,602
21,475		Menorah Mivtachim Holdings Ltd	167
635,465		Mercuries & Associates Holding Ltd	365
588,384		Mercuries Life Insurance Co Lt	264
33,837	e	Mercury General Corp	1,799
48,897		Meritz Fire & Marine Insurance Co Ltd	626
6,004,518		Metlife, Inc	239,160
923,009		Metropolitan Holdings Ltd	1,424
330,711		Migdal Insurance Holdings Ltd	189
93

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
73,490		Mirae Asset Life Insurance Co Ltd	$252
2,026,254		Mitsui Sumitomo Insurance Group Holdings, Inc	52,500
397,900	*	MPHB Capital BHD	132
85,721		Muenchener Rueckver AG.	14,375
254,320		National General Holdings Corp	5,448
29,568		National Interstate Corp	894
5,377		National Western Life Group, Inc	1,050
51,997		Navigators Group, Inc	4,782
933,382	e	New China Life insurance Co Ltd	3,342
567,999		NKSJ Holdings, Inc	15,116
108,713		NN Group NV	2,993
8,046,635		Old Mutual plc	21,738
789,576		Old Republic International Corp	15,231
119,735		OneBeacon Insurance Group Ltd (Class A)	1,652
30,813	*,e	Patriot National, Inc	252
8,249,288		People’s Insurance Co Group of China Ltd	3,176
181,704		Phoenix Group Holdings	1,952
105,895		Phoenix Holdings Ltd	243
13,674,428		PICC Property & Casualty Co Ltd	21,560
8,352,926		Ping An Insurance Group Co of China Ltd	37,009
102,574		Porto Seguro S.A.	854
1,669,111	e,g	Poste Italiane S.p.A	11,083
978,464		Power Corp Of Canada	20,827
511,203	e	Power Financial Corp	11,732
546,871		Powszechny Zaklad Ubezpieczen S.A.	3,985
112,366	e	Primerica, Inc	6,432
746,728		Principal Financial Group	30,698
151,552		ProAssurance Corp	8,116
618,485		Progressive Corp	20,719
204,265		Protector Forsikring ASA	1,824
888,630		Prudential Financial, Inc	63,395
6,373,119		Prudential plc	108,145
57,256,000	*	PT Panin Insurance Tbk	2,754
159,688,900	*	PT Panin Life Tbk	2,551
125,000		Qatar Insurance Co SAQ	2,530
1,413,444		QBE Insurance Group Ltd	11,166
226,300	e	Qualitas Controladora SAB de C.V.	321
717,159		Rand Merchant Investment Holdings Ltd	2,011
257,132		Reinsurance Group of America, Inc (Class A)	24,939
341,831		RenaissanceRe Holdings Ltd	40,145
90,896		RLI Corp	6,252
415,583		RSA Insurance Group plc	2,785
32,640		Safety Insurance Group, Inc	2,010
664,032		Saga plc	1,708
1,111,500		Sampo Oyj (A Shares)	45,456
35,526		Samsung Fire & Marine Insurance Co Ltd	8,160
149,180		Samsung Life Insurance Co Ltd	13,055
2,340,346		Sanlam Ltd	9,668
362,495		SCOR SE	10,717
135,566		Selective Insurance Group, Inc	5,180
6,926,361		Shin Kong Financial Holding Co Ltd	1,363
164,000		Shinkong Insurance Co Ltd	122
94

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
507,454		Societa Cattolica di Assicurazioni SCRL	$3,216
238,541		Sony Financial Holdings, Inc	2,697
542,473		St. James’s Place plc	5,721
1,735,954		Standard Life plc	6,849
36,114		State Auto Financial Corp	791
98,889		State National Cos, Inc	1,041
624,416		Steadfast Group Ltd	929
67,503		Stewart Information Services Corp	2,795
434,174	*	Storebrand ASA	1,647
154,560		Sul America SA	753
922,130		Sun Life Financial, Inc	30,292
923,642		Suncorp-Metway Ltd	8,470
11,853		Swiss Life Holding	2,739
705,704		Swiss Re Ltd	61,636
792,600		Syarikat Takaful Malaysia BHD	796
1,433,242		T&D Holdings, Inc	12,171
137,000		Taiwan Fire & Marine Insurance Co	81
2,600,200	*	Thai Reinsurance PCL	179
2,209,008	*,e	Third Point Reinsurance Ltd	25,890
1,056,368		Tokio Marine Holdings, Inc	35,168
180,379		Tong Yang Life Insurance	1,595
57,909	*	Topdanmark AS	1,380
126,033	e	Torchmark Corp	7,791
780,875	e	Travelers Cos, Inc	92,955
42,471	*,e	Trupanion, Inc	563
32,979		Tryg A.S.	590
476,300		Tune Ins Holdings BHD	174
1,682,586	e	Unipol Gruppo Finanziario S.p.A	3,962
103,578		Uniqa Versicherungen AG.	622
30,621	*	United America Indemnity Ltd	843
50,113		United Fire & Casualty Co	2,126
121,062	e	United Insurance Holdings Corp	1,983
123,019	e	Universal Insurance Holdings, Inc	2,286
332,206	e	UnumProvident Corp	10,561
963,414		Validus Holdings Ltd	46,812
47,991		Vittoria Assicurazioni S.p.A.	463
675,116	e	W.R. Berkley Corp	40,453
6,334		White Mountains Insurance Group Ltd	5,333
32,301		Wiener Staedtische Allgemeine Versicherung AG.	613
7,289		Willis Towers Watson plc	906
25,902		Wuestenrot & Wuerttembergische AG.	468
3,567,730		XL Capital Ltd	118,841
380,991		Zurich Financial Services AG.	94,251
		TOTAL INSURANCE	4,291,556

MATERIALS - 4.6%
68,871		A. Schulman, Inc	1,682
21,230		Aarti Industries	164
138,851	e	Acerinox S.A.	1,544
331,000		Achilles Corp	404
28,535		Acron JSC (GDR)	168
46,912		Adana Cimento	94
95

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
150,700		ADEKA Corp	$1,826
955,947		Adelaide Brighton Ltd	4,008
244,794		Aeci Ltd	1,380
20,228		AEP Industries, Inc	1,628
139,183		African Barrick Gold Ltd	838
100,864		African Rainbow Minerals Ltd	633
324,173		Agnico-Eagle Mines Ltd	17,348
355,695	e	Agrium, Inc	32,182
48,884	*,e	AgroFresh Solutions, Inc	260
93,000	*	Aichi Steel Corp	413
104,746		Air Liquide	10,913
132,918		Air Products & Chemicals, Inc	18,880
110,422		Air Water, Inc	1,625
4,335		AK Holdings, Inc	250
2,186,472	*,e	AK Steel Holding Corp	10,189
73,373		Akcansa Cimento AS	348
9,420		Akzo Nobel India Ltd	222
407,634		Akzo Nobel NV	25,323
222,048		Alamos Gold, Inc	1,909
1,261,384	n	Albemarle Corp	100,040
2,125,500		Alcoa, Inc	19,703
310,333	e	Allegheny Technologies, Inc	3,957
1,632,000	*	Allied Cement Holdings Ltd	149
1,520,000	e	Alpek SAB de C.V.	2,495
33,277	e	Altius Minerals Corp	278
707,747		Altri SGPS S.A.	2,280
469,786		Alumina Ltd	462
4,681,445	*,e	Aluminum Corp of China Ltd	1,483
993,013		Ambuja Cements Ltd	3,761
2,738,538		Amcor Ltd	30,791
65,187		American Vanguard Corp	985
14,683		Ampco-Pittsburgh Corp	166
4,759,000		AMVIG Holdings Ltd	1,877
108,585	*	Anadolu Cam Sanayii AS	78
871,797	*	Anatolia Minerals Development Ltd	2,078
79,079	*,e	Anglo American Platinum Ltd	1,977
165,630	*,e	Anglo American plc	1,600
4,436,877		Anglo American plc (London)	43,491
1,016,430	*	AngloGold Ashanti Ltd	18,355
1,456,369		Anhui Conch Cement Co Ltd	3,526
267,597	e	Antofagasta plc	1,673
70,602	*	APERAM	2,471
43,573		Aptargroup, Inc	3,448
233,068		Arabian Cement Co	171
2,080,572		ArcelorMittal	9,486
376,499		Arkema	28,784
38,474		Asahi Holdings, Inc	557
1,820,238		Asahi Kasei Corp	12,667
207,222	*,e	Asanko Gold, Inc	792
101,031		Ashland, Inc	11,595
934,500		Asia Cement China Holdings Corp	179
1,164		Asia Cement Co Ltd	80
96

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,032,190		Asia Cement Corp	$1,767
786		Asia Holdings Co Ltd	69
273,125		Asia Polymer	146
412,756		Asian Paints Ltd	6,145
44,459		Associated Cement Co Ltd	1,067
102,579		Assore Ltd	1,254
7,639		Atul Ltd	233
28,426		Aurubis AG.	1,293
520,409		Avery Dennison Corp	38,901
149,230	*	Axalta Coating Systems Ltd	3,959
400,115		Axiall Corp	13,048
1,370,384	*	B2Gold Corp	3,437
74,405	e	Balchem Corp	4,438
153,273	e	Ball Corp	11,080
344,944		Barrick Gold Corp	7,365
1,726,766		Barrick Gold Corp (Canada)	36,862
8,644		BASF India Ltd	145
388,057		BASF SE	29,756
14,665		Bayer CropScience Ltd	847
12,000,000	e	BBMG Corp	3,619
145,002	e	Bekaert S.A.	6,316
149,456		Bemis Co, Inc	7,695
362,200		Bengang Steel Plates Co	114
241,124		Berger Paints India Ltd	989
4,187,810	*,e	Berry Plastics Group, Inc	162,696
3,236,063		BHP Billiton Ltd	45,098
3,738,571		BHP Billiton plc	47,319
568,783		Billerud AB	8,488
1,459,703	*	BlueScope Steel Ltd	7,053
276,425	*	Boise Cascade Co	6,344
1,325,197		Boliden AB	25,900
1,426,444		Boral Ltd	6,697
212,670		Borregaard ASA	1,593
35,346		Borusan Mannesmann Boru Sanayi	91
222,391		Boryszew S.A.	312
34,386		BRAAS Monier Building Group S.A.	806
209,500		Bradespar S.A.	577
417,275		Braskem S.A.	2,473
148,226		Brickworks Ltd	1,594
56,119		Buzzi Unicem S.p.A.	983
88,587		Buzzi Unicem S.p.A. RSP	888
4,500	e	C Uyemura & Co Ltd	181
241,202		Cabot Corp	11,013
491,700		Cahya Mata Sarawak BHD	437
117,285		Calgon Carbon Corp	1,542
96,802		Canam Group, Inc	976
97,360	*	Canfor Corp	983
73,923		Canfor Pulp Products, Inc	591
73,144		CAP S.A.	249
108,564		Carpenter Technology Corp	3,575
161,708		Cascades, Inc	1,145
113,356		CCL Industries	19,728
97

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
418,971		Celanese Corp (Series A)	$27,422
46,000		Cementir S.p.A.	184
891,766		Cementos Argos S.A.	3,639
153,942	*	Cemex Latam Holdings S.A.	664
26,681,306	*,e	Cemex S.A. de C.V.	16,491
3,182,759		Centamin plc	5,607
599,350		Centerra Gold, Inc	3,572
221,470	*,e	Century Aluminum Co	1,402
44,728		Century Plyboards India Ltd	130
1,868,125		Century Sunshine Ecological Technology Holdings Ltd	86
26,626		Century Textile & Industries Ltd	261
590,645		CF Industries Holdings, Inc	14,235
21,636		Chase Corp	1,278
440,448		Chemours Co	3,629
216,201	*	Chemtura	5,703
707,560		Cheng Loong Corp	254
314,925		Chia Hsin Cement Corp	82
364,000	*	Chiho-Tiande Group Ltd	261
1,676,695	e	China BlueChemical Ltd	296
4,680,000	*	China Daye Non-Ferrous Metals Mining Ltd	72
147,000		China Hi-ment Corp	264
885,000	*	China Manmade Fibers Corp	200
625,372		China Metal Products	745
858,455	*,e,m	China Metal Recycling Holdings Ltd	1
3,099,282	e	China National Building Material Co Ltd	1,363
1,045,000	e	China National Materials Co Ltd	227
2,067,628	*	China Petrochemical Development Corp	466
6,683,200	*,e,m	China Shanshui Cement Group Ltd	4,064
652,000	e	China Silver Group Ltd	136
133,000		China Steel Chemical Corp	444
11,347,303		China Steel Corp	7,394
431,540		China Synthetic Rubber Corp	311
292,000	*	China Wood Optimization Holding Ltd	114
344,000		China XLX Fertiliser Ltd	115
538,000	*	Chongqing Iron & Steel Co Ltd	118
160,150		Christian Hansen Holding	10,518
204,000		Chugoku Marine Paints Ltd	1,253
325,540		Chung Hwa Pulp Corp	96
573,700		Cia de Minas Buenaventura S.A. (ADR) (Series B)	6,856
545,148		Cia Siderurgica Nacional S.A.	1,327
79,965		Ciech S.A.	1,018
160,248		Cimsa Cimento Sanayi Ve Tica	844
288,998		Clariant AG.	4,884
67,712	*	Clearwater Paper Corp	4,426
1,345,817	*,e	Cliffs Natural Resources, Inc	7,631
79,944	*	Codexis, Inc	322
1,200,110	*,e	Coeur Mining, Inc	12,793
270,619		Commercial Metals Co	4,573
86,132	*,m	Companhia Vale do Rio Doce	0
34,788	e	Compass Minerals International, Inc	2,581
147,260		Corbion NV	3,537
105,018		Coromandel International Ltd	412
98

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
21,531		Corticeira Amorim SGPS S.A.	$172
180,015	g	Covestro AG.	8,018
346,000	e	CPMC Holdings Ltd	148
2,007,467		CRH plc	58,498
570,513		Croda International plc	23,949
1,133,317	*	Crown Holdings, Inc	57,425
859,490		CSR Ltd	2,363
157,303	*,e	CuDeco Ltd	55
7,789,800		D&L Industries Inc	1,659
366,000		Da Ming International Holdings Ltd	125
84,900	*	Dahua Group Dalian Chemical Industry Co	122
395,107		Daicel Chemical Industries Ltd	4,094
242,000	e	Daido Steel Co Ltd	829
244,000		Daiken Corp	778
87,857		Dainichiseika Color & Chemicals Manufacturing Co Ltd	352
219,085		Dainippon Ink and Chemicals, Inc	4,588
170,172	e	Daio Paper Corp	1,854
58,000		Daiso Co Ltd	233
19,796		Dalmia Bharat Ltd	352
221,200	*	Danhua Chemical Technology Co Ltd	128
17,488	e	DC Chemical Co Ltd	1,386
24,180		Deltic Timber Corp	1,623
1,487,000		Denki Kagaku Kogyo KK	6,014
226,187	*	Detour Gold Corp	5,658
10,699		Dhanuka Agritech Ltd	104
230,853		Dominion Diamond Corp	2,042
151,632		Domtar Corp	5,309
48,784	*	Dongkuk Steel Mill Co Ltd	345
2,608	*	Dongwha Enterprise Co Ltd	82
2,946,000	m	Dongyue Group	390
6,102,935		Dow Chemical Co	303,377
325,000		Dowa Holdings Co Ltd	1,675
1,932,238		DS Smith plc	9,997
167,785		DSM NV	9,680
4,917	*	Duk San Neolux Co Ltd	106
330,274		DuluxGroup Ltd	1,572
169,566		Eagle Materials, Inc	13,082
619,800		Eastern Polymer Group PCL	233
306,873		Eastman Chemical Co	20,837
321,602	e	Ecolab, Inc	38,142
862,095		EI du Pont de Nemours & Co	55,864
109,506		EID Parry India Ltd	413
173,644	*	El Ezz Steel Co	141
1,266,566		Eldorado Gold Corp	5,696
392,830	e	Elementis plc	1,048
2,499,601		Empresas CMPC S.A.	5,201
25,707		EMS-Chemie Holding AG.	13,273
715,762		Ence Energia y Celulosa S.A.	1,727
71,677	*,e	Endeavour Mining Corp	1,217
541,000		Engro Chemical Pakistan Ltd	1,723
4,504	*,e	Eramet	147
1,326,557		Eregli Demir ve Celik Fabrikalari TAS	1,877
99

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
34,962		Essel Propack Ltd	$101
222,632		Essentra plc	1,527
1,551,880		Eternal Chemical Co Ltd	1,606
35,500		Eugene Corp	151
363,932		Everlight Chemical Industrial Corp	241
1,687,277		Evolution Mining Ltd	2,949
263,610	*,e	Evolva Holdings S.A.	201
495,315		Evonik Industries AG.	14,765
757,045	*	Evraz plc	1,391
390,050		Feng Hsin Iron & Steel Co	493
275,306	*	Ferro Corp	3,684
321,838		Ferroglobe plc	2,771
245,230		Fibria Celulose S.A.	1,644
31,790		Finolex Industries Ltd	201
150,086	*	First Majestic Silver Corp	2,039
1,327,121		First Quantum Minerals Ltd	9,317
5,519,345		Fletcher Building Ltd	33,950
120,781	*,e	Flotek Industries, Inc	1,594
229,181		FMC Corp	10,613
47,878	*	Foosung Co Ltd	262
6,958,354		Formosa Chemicals & Fibre Corp	17,568
4,506,176		Formosa Plastics Corp	10,928
382,000		Formosan Rubber Group, Inc	179
10,084,609	e	Fortescue Metals Group Ltd	26,987
113,060	*	Fortuna Silver Mines, Inc	790
169,791	m	Foshan Huaxin Packaging Co Ltd	206
42,400		FP Corp	2,052
306,682		Franco-Nevada Corp	23,320
2,433,705	e	Freeport-McMoRan Copper & Gold, Inc (Class B)	27,111
229,157	e	Fresnillo plc	5,046
32,494		Frutarom Industries Ltd	1,500
101,614		Fuchs Petrolub AG. (Preference)	3,998
2,709,200	e	Fufeng Group Ltd	753
17,852		Fuji Seal International, Inc	631
15,100		Fujimi, Inc	222
37,300		Fujimori Kogyo Co Ltd	705
1,589,000	e	Furukawa-Sky Aluminum Corp	3,770
2,233,800	e	Fushan International Energy Group Ltd	400
11,500	*	Fuso Chemical Co Ltd	165
84,723		FutureFuel Corp	922
1,052,191	*,e	Galaxy Resources Ltd	392
1,199,933	*	GCP Applied Technologies, Inc	31,246
290,660		Gem Diamonds Ltd	488
744,312		Gerdau S.A. (Preference)	1,365
12,961		Givaudan S.A.	26,097
647,498	*	Gleichen Resources Ltd	1,158
11,142,284		Glencore Xstrata plc	22,966
394,192		Gloria Material Technology Corp	203
641,000		Godo Steel Ltd	952
86,086		Godrej Industries Ltd	507
770,491		Gold Fields Ltd	3,740
114,103	*,e	Gold Resource Corp	410
100

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,012,830		Goldcorp, Inc	$19,379
8,419,418		Goldsun Development & Construction Co Ltd	2,156
4,543,000		Grand Pacific Petrochemical	2,212
259,959		Granges AB	2,264
1,608,614		Graphic Packaging Holding Co	20,172
605,755	*,m	Great Basin Gold Ltd	5
149,000		Great China Metal Industry	120
2,006,000		Greatview Aseptic Packaging Co	954
42,000		Green Seal Holding Ltd	196
12,382	e	Greif, Inc	678
62,480		Greif, Inc (Class A)	2,329
75,497,560		G-Resources Group Ltd	1,447
502,087		Grupo Argos S.A.	3,180
6,344,744		Grupo Mexico S.A. de C.V. (Series B)	14,954
85,900	*,e	Grupo Simec SAB de C.V.	253
85,757		Gubre Fabrikalari TAS	170
33,234		Gujarat Flourochemicals	259
343,829	*	Guyana Goldfields, Inc	2,464
164,049		H.B. Fuller Co	7,217
29,222		Han Kuk Carbon Co Ltd	158
6,374	*	Handy & Harman Ltd	167
10,812		Hanil Cement Manufacturing	772
8,557		Hansol Chemical Co Ltd	567
33,437	*	Hansol Paper Co	211
53,634		Hansol Paper Co Ltd	1,007
115,522		Hanwha Chemical Corp	2,414
820,073	*	Harmony Gold Mining Co Ltd	2,925
23,680		Hawkins, Inc	1,028
38,972	e	Haynes International, Inc	1,250
175,614	*	Headwaters, Inc	3,151
886,147	e	Hecla Mining Co	4,519
115,746		HeidelbergCement AG.	8,719
209,642	e	Hexpol AB	2,153
1,100,413		Hindalco Industries Ltd	2,018
275,882		Hitachi Chemical Co Ltd	5,152
244,834		Hitachi Metals Ltd	2,487
728,837	*	Ho Tung Chemical Corp	155
255,023	*	Hochschild Mining plc	617
135,929		Hokuetsu Paper Mills Ltd	935
108,606		Holcim Ltd	4,544
42,175		Holmen AB (B Shares)	1,353
52,024		Honam Petrochemical Corp	12,948
282,970		HS Industries Co Ltd	2,095
29,649		HSIL Ltd	121
1,905,000	*	Huabao International Holdings Ltd	680
231,420		Huaxin Cement Co Ltd	143
570,300	m	Hubei Sanonda Co Ltd	501
19,264		Huchems Fine Chemical Corp	356
260,422		HudBay Minerals, Inc	1,244
200,322		Huhtamaki Oyj	8,313
480,000	*	Huili Resources Group Ltd	119
1,238,650		Huntsman Corp	16,660
101

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
44,053		Hyosung Corp	$4,822
122,302		Hyundai Steel Co	4,921
601,385	*,e	IAMGOLD Corp	2,490
172,054	e,g	Ibstock plc	298
25,000	e	Ihara Chemical Industry Co Ltd	260
651,286		Iluka Resources Ltd	3,211
62,718		IMCD Group NV	2,476
8,649		Imerys S.A.	552
640,016	*	Impala Platinum Holdings Ltd	2,062
45,092	*	Imperial Metals Corp	222
2,552,148		Incitec Pivot Ltd	5,733
368,845		Independence Group NL	918
143,698	*	India Cements Ltd	242
989,878		Indorama Ventures PCL (Foreign)	821
131,800	*,e	Industrias CH SAB de C.V.	543
144,331		Industrias Penoles S.A. de C.V.	3,438
150,427	*,e	Ingevity Corp	5,121
272,320	m	Inner Mongolia Eerduosi Resourses Co Ltd	237
113,703		Innophos Holdings, Inc	4,799
103,146		Innospec, Inc	4,744
59,105	*	Interfor Corp	506
73,301		International Flavors & Fragrances, Inc	9,241
603,876		International Paper Co	25,592
149,928		Intertape Polymer Group, Inc	2,446
1,365,000	*	Ishihara Sangyo Kaisha Ltd	805
714,096		Israel Chemicals Ltd	2,782
6,049		Israel Corp Ltd	957
162,995		Italcementi S.p.A.	1,910
7,464		Italmobiliare S.p.A.	262
26,507		Italmobiliare S.p.A. RSP	755
528,741	*	Ivanhoe Mines Ltd	413
31,459	*,e,m	Jacana Minerals Ltd	5
551,558		James Hardie Industries NV	8,542
46,820	*	Jastrzebska Spolka Weglowa S.A.	205
332,100		Jaya Tiasa Holdings BHD	95
452,608		JFE Holdings, Inc	5,904
1,541,445	e	Jiangxi Copper Co Ltd	1,730
297,202	*	Jindal Steel & Power Ltd	301
237,633	*	Jinshan Gold Mines, Inc	430
16,154		JK Cement Ltd	160
27,652		JK Lakshmi Cement Ltd	159
231,865		Johnson Matthey plc	8,697
46,800		JSP Corp	930
279,065		JSR Corp	3,696
86,608		JSW Steel Ltd	1,885
209,365	e	K&S AG.	4,286
88,729		Kaiser Aluminum Corp	8,022
518,638		Kaneka Corp	3,460
207,865		Kansai Nerolac Paints Ltd	957
304,824	e	Kansai Paint Co Ltd	6,154
84,000	e	Kanto Denka Kogyo Co Ltd	829
280,305		Kapstone Paper and Packaging Corp	3,647
102

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
657,106		Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D)	$293
268,681	*,e	KAZ Minerals plc	477
83,344		Kemira Oyj	990
252,953		KGHM Polska Miedz S.A.	4,269
2,126,702	*	Kinross Gold Corp	10,436
245,168	*	Kirkland Lake Gold, Inc	2,019
18,729		KISCO Corp	604
5,136		KISWIRE Ltd	166
585,651		Klabin S.A.	2,811
2,552,700		Klabin S.A. (Preference)	1,836
113,861	*	Klondex Mines Ltd	413
20,152		KMG Chemicals, Inc	524
2,304,000	*	Ko Yo Chemical Group Ltd	43
24,000		Koatsu Gas Kogyo Co Ltd	142
1,875,798	*	Kobe Steel Ltd	1,542
40,283		Kolon Industries, Inc	2,539
24,200		Konishi Co Ltd	312
1,031		Konya Cimento Sanayii	97
143,498	*	Koppers Holdings, Inc	4,410
16,824		Korea Kumho Petrochemical	879
20,722		Korea Petrochemical Ind Co Ltd	4,359
10,519		Korea Zinc Co Ltd	4,665
359,853		Koza Altin Isletmeleri AS	1,596
139,045	*	Kraton Polymers LLC	3,884
60,121	e	Kronos Worldwide, Inc	316
974,000	*,e	KuangChi Science Ltd	384
15,912		Kukdo Chemical Co Ltd	826
43,900	e	Kumiai Chemical Industry Co Ltd	268
1,937		Kumkang Kind Co Ltd	79
182,689		Kuraray Co Ltd	2,180
118,000		Kureha CORP	414
100,100		Kyoei Steel Ltd	1,523
188,199	e	Labrador Iron Ore Royalty Corp	1,808
418,431		Lafarge Malayan Cement BHD	813
551		LafargeHolcim Ltd	23
726,989		Lanxess AG.	31,895
4,653,000		Lee & Man Paper Manufacturing Ltd	3,476
2,447,448	*	LEE Chang Yung Chem IND Corp	3,092
25,477		Lenzing AG.	2,355
62,169		LG Chem Ltd	14,197
8,769		LG Chem Ltd (Preference)	1,464
189,110		Linde AG.	26,350
42,200		Lintec Corp	826
18,611		Lock & Lock Co Ltd	236
1,373,901		Long Chen Paper Co Ltd	682
235,092	*	Lonmin plc	603
4,661,796	*	Louisiana-Pacific Corp	80,882
50,304	*,e	LSB Industries, Inc	608
1,369,106		Lucara Diamond Corp	3,688
476,000		Luks Group Vietnam Holdings Ltd	163
549,537	*	Lundin Mining Corp	1,855
103

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,027,594		LyondellBasell Industries AF S.C.A	$76,474
83,375		Madras Cements Ltd	685
59,803	*	MAG. Silver Corp	754
32,260	*	Magnesita Refratarios S.A.	148
67,997	e	Major Drilling Group International	412
1,471,500		Maple Leaf Cement Factory Ltd	1,486
88,859		Martin Marietta Materials, Inc	17,061
196,372		Maruichi Steel Tube Ltd	6,863
57,485		Materion Corp	1,423
43,304	*	Max Ventures & Industries Ltd	41
199,842		Metals X Ltd	208
579,800		Metalurgica Gerdau S.A.	361
90,338	e	Methanex Corp	2,628
1,268,291		Mexichem SAB de C.V.	2,681
851,200		Midas Holdings Ltd	165
948,700	*,e	Minera Frisco SAB de C.V.	641
146,133		Minerals Technologies, Inc	8,300
13,580		Miquel y Costas & Miquel S.A.	538
1,687,965		Mitsubishi Chemical Holdings Corp	7,738
1,659,158		Mitsubishi Gas Chemical Co, Inc	8,656
3,573,693		Mitsubishi Materials Corp	8,557
746,000	*	Mitsubishi Paper Mills Ltd	516
113,000		Mitsubishi Steel Manufacturing Co Ltd	171
1,244,066		Mitsui Chemicals, Inc	4,572
486,000		Mitsui Mining & Smelting Co Ltd	811
671,507	e	MMC Norilsk Nickel PJSC (ADR)	8,994
1,468,000	*,e	MMG Ltd	366
66,841		MOIL Ltd	236
120,462		Mondi Ltd	2,193
1,073,875		Mondi plc	20,106
12,981	*,m	Mongolian Metals Corporation	0
2,218,985		Monsanto Co	229,465
4,158		Monsanto India Ltd	160
174,735		Mosaic Co	4,575
317,096		Mpact Ltd	643
560,854		M-real Oyj (B Shares)	2,855
2,898,590	*	Multi Packaging Solutions International Ltd	38,696
51,832		Myers Industries, Inc	746
66,841		Mytilineos Holdings S.A.	284
531,194	*	Nagarjuna Fertilizers & Chemicals	102
163,000	*	Nakayama Steel Works Ltd	80
22,789		Namhae Chemical Corp	173
549,952	e	Nampak Ltd	714
5,199,071		Nan Ya Plastics Corp	9,904
778,910		Nantex Industry Co Ltd	633
78,628		Neenah Paper, Inc	5,690
26,600		Neturen Co Ltd	187
512,187		Nevsun Resources Ltd	1,503
687,054	*	New Gold, Inc	3,005
1,188,356	*	Newcrest Mining Ltd	20,596
35,741		NewMarket Corp	14,810
1,955,645		Newmont Mining Corp	76,505
104

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,028,250		Nickel Asia Corp	$111
33,900	e	Nihon Nohyaku Co Ltd	153
78,800		Nihon Parkerizing Co Ltd	829
1,895,902		Nine Dragons Paper Holdings Ltd	1,454
78,900	*,e	Nippon Denko Co Ltd	121
174,000	e	Nippon Kayaku Co Ltd	1,725
1,388,700	e	Nippon Light Metal Holdings Co Ltd	3,084
173,132		Nippon Paint Co Ltd	4,280
313,000	e	Nippon Paper Industries Co Ltd	5,465
57,700		Nippon Shokubai Co Ltd	3,319
188,000		Nippon Soda Co Ltd	758
579,945		Nippon Steel Corp	11,228
168,810		Nippon Synthetic Chemical Industry Co Ltd	859
134,300		Nissan Chemical Industries Ltd	3,919
137,200		Nisshin Steel Holdings Co Ltd	1,759
43,000		Nittetsu Mining Co Ltd	139
234,763		Nitto Denko Corp	14,892
141,921		NOF Corp	1,178
39,570		Norbord, Inc	774
964,065		Norsk Hydro ASA	3,529
10,710,000	*,e	North Mining Shares Co Ltd	254
586,981	*,e	Northam Platinum Ltd	1,714
4,058,638		Northern Star Resources Ltd	15,025
372,047	*,e	Novagold Resources, Inc	2,278
44,472		Novolipetsk Steel (GDR)	582
48,324		Novozymes AS	2,321
907,405		Nucor Corp	44,835
815,871		Nufarm Ltd	4,536
381,881		Nuplex Industries Ltd	1,434
76,034	*,e	Nyrstar NV	716
156,000	*	Ocean Plastics Co Ltd	121
1,531,218		OceanaGold Corp	5,843
79,636	*,e	OCI NV	1,079
21,387	e	Oeneo S.A.	180
701,143		OJI Paper Co Ltd	2,692
78,000	e	Okamoto Industries, Inc	851
6,287,022		Olin Corp	156,170
56,198		Olympic Steel, Inc	1,535
57,950		Omnia Holdings Ltd	576
118,981	*	Omnova Solutions, Inc	863
271,598	e	Orica Ltd	2,527
42,181		Orient Cement Ltd	115
501,000		Oriental Union Chemical Corp	306
159,966	*	Orocobre Ltd	574
3,411,233		Orora Ltd	7,083
29,100		Osaka Steel Co Ltd	506
89,516		Osisko Gold Royalties Ltd	1,170
385,905	*,e	Outokumpu Oyj	1,622
318,409	*	Owens-Illinois, Inc	5,735
1,044,399		Oxiana Ltd	4,482
124,507	e	Pacific Metals Co Ltd	339
12,700		Pack Corp	326
105

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
533,993	e	Packaging Corp of America	$35,740
171,644		Pact Group Holdings Ltd	779
175,669		Pan American Silver Corp	2,893
86,838	e	Papeles y Cartones de Europa S.A.	461
3,972,234		Petkim Petrokimya Holding	5,308
431,996	e	Petra Diamonds Ltd	667
2,740,816		Petronas Chemicals Group BHD	4,494
150,815		PH Glatfelter Co	2,950
260,362	e	PhosAgro OAO (ADR)	3,840
78,146		PI Industries Ltd	839
264,041	*,m	Pike River Coal Ltd	0
1,740,217	*	Pilbara Minerals Ltd	798
301,574	*,e	Platform Specialty Products Corp	2,678
240,066		PolyOne Corp	8,460
7,450		Poongsan	265
95,880		Poongsan Corp	2,444
710,004	e	Portucel Empresa Produtora de Pasta e Papel S.A.	1,980
114,007		POSCO	20,196
18,440		POSCO Refractories & Environment Co Ltd	167
1,171,843		Potash Corp of Saskatchewan	19,048
1,526,978	e	PPC Ltd	833
1,313,319		PPG Industries, Inc	136,782
222,518		Praxair, Inc	25,009
141,936	*,e	Premier Gold Mines Ltd	421
349,800		Press Metal BHD	321
125,098	*	Pretium Resources, Inc	1,400
132,251	*	Primero Mining Corp	275
124,747	*	Prism Cement Ltd	203
7,742,304	*	PT Aneka Tambang Tbk	427
1,677,200		PT Holcim Indonesia Tbk	134
1,548,443		PT Indocement Tunggal Prakarsa Tbk	1,991
2,723,100	*	PT Krakatau Steel Tbk	126
8,218,300	*,m	PT Sekawan Intipratama Tbk	0	^
9,043,689		PT Semen Gresik Persero Tbk	6,442
2,661,657		PT Timah Tbk	142
2,416,900		PT Wijaya Karya Beton Tbk	177
6,443,677		PTT Global Chemical PCL (Foreign)	10,937
23,035		Qatar National Cement Co	539
29,590		Qatari Investors Group	376
30,272		Quaker Chemical Corp	2,700
47,707		Rallis India Ltd	157
180,825		Randgold Resources Ltd	20,292
9,550		Ratnamani Metals & Tubes Ltd	71
105,441		Rayonier Advanced Materials, Inc	1,433
66,027	*,e	Real Industry, Inc	513
1,358,468	e	Regis Resources Ltd	3,481
368,916		Reliance Steel & Aluminum Co	28,370
779,767		Rengo Co Ltd	5,044
23,560	*,e	Resolute Forest Products	125
23,039	e	RHI AG.	443
42,504	*	Richmont Mines, Inc	394
443,246		Rio Tinto Ltd	15,332
106

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,467,715		Rio Tinto plc	$45,597
72,007	*	Royal Bafokeng Platinum Ltd	216
155,079		Royal Gold, Inc	11,169
282,315		RPC Group plc	2,955
189,311		RPM International, Inc	9,456
106,079	*,e	Ryerson Holding Corp	1,856
15,239		Sa des Ciments Vicat	858
69,000		Sakai Chemical Industry Co Ltd	187
39,100		Sakata INX Corp	449
127,304	e	Salzgitter AG.	3,366
2,716		Sam Kwang Glass Ind Co Ltd	196
16,930		Samsung Fine Chemicals Co Ltd	461
365,681		San Fang Chemical Industry Co Ltd	433
126,815		Sandfire Resources NL	504
117,664	*,e	Sandstorm Gold Ltd	529
190,000		Sanyo Chemical Industries Ltd	1,473
402,000		Sanyo Special Steel Co Ltd	1,795
1,465,705	*	Sappi Ltd	6,823
1,158,446	*	Saracen Mineral Holdings Ltd	1,246
304,377		Satipel Industrial S.A.	805
127,942		Scapa Group plc	450
431,758	*	Schmolz + Bickenbach AG.	301
103,743		Schnitzer Steel Industries, Inc (Class A)	1,826
159,684		Schweitzer-Mauduit International, Inc	5,634
279,800		Scientex BHD	863
89,417		Scotts Miracle-Gro Co (Class A)	6,251
58,211	*,e	Seabridge Gold, Inc	855
59,859		Seah Besteel Corp	1,299
17,648		SeAH Steel Corp	1,046
1,023,212		Sealed Air Corp	47,037
1,703,000		Sekisui Plastics Co Ltd	5,329
1,521,021	*	SEMAFO, Inc	7,299
41,032		Semapa-Sociedade de Investimento e Gestao	451
106,979		Sensient Technologies Corp	7,600
1,796,761		Sesa Sterlite Ltd	3,548
694,595		Severstal (GDR)	7,649
32,481	g	SH Kelkar & Co Ltd	103
1,390,000		Shandong Chenming Paper Holdings Ltd	1,034
1,947,929		Shandong Chenming Paper Holdings Ltd (Class B)	1,488
386,700	*	Shanghai Chlor-Alkali Chemical Co Ltd	309
161,987		Shanghai Yaohua Pilkington Glass Co Ltd	110
18,464		Sharda Cropchem Ltd	107
706,000		Sheen Tai Holdings Grp Co Ltd	92
247,963		Sherwin-Williams Co	72,819
168,000	*	Shihlin Paper Corp	168
31,000		Shikoku Chemicals Corp	242
12,878	*	Shine Co Ltd	263
533,037		Shin-Etsu Chemical Co Ltd	31,230
89,400		Shin-Etsu Polymer Co Ltd	523
2,465,032		Shinkong Synthetic Fibers Corp	660
3,534,000	*	Shougang Concord International Enterprises Co Ltd	100
157,100	e	Showa Denko KK	1,481
107

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
7,611		Shree Cement Ltd	$1,644
740,325		Siam Cement PCL (Foreign)	10,055
1,091,171		Sibanye Gold Ltd	3,715
288,025		Sidi Kerir Petrochemcials Co	379
4,842		Sika AG.	20,303
91,376		Silgan Holdings, Inc	4,702
113,399	*	Silver Standard Resources, Inc	1,472
965,576		Silver Wheaton Corp	22,728
145,507	e	Sims Group Ltd	863
2,012,000	e	Sinofert Holdings Ltd	248
15,412,674	e	Sinopec Shanghai Petrochemical Co Ltd	7,092
1,752,368	*	Sirius Minerals plc	449
29,244		SK Chemicals Co Ltd	1,854
100,826		SKC Co Ltd	2,389
12,081		SKCKOLONPI, Inc	104
716,428		Smurfit Kappa Group plc	15,775
464,626		Sociedad Quimica y Minera de Chile S.A. (ADR)	11,486
103,928		Sociedad Quimica y Minera de Chile S.A. (Class B)	2,571
176,493		Soda Sanayii AS	280
5,494		SODIFF Advanced Materials Co Ltd	592
287,478	m	Solar Applied Materials Technology Co	39
22,508		Solvay S.A.	2,102
13,920		Songwon Industrial Co Ltd	276
108,880		Sonoco Products Co	5,407
223,172	*	South Valley Cement	123
9,283,911	*	South32 Ltd	10,888
13,152	*	South32 Ltd (W/I)	16
704,766	e	Southern Copper Corp (NY)	19,015
263,305	*,e	SSAB AB	495
90,835	*,e	Ssab Svenskt Stal AB (Series A)	212
454,589	*,e	Ssab Svenskt Stal AB (Series B)	867
21,421	*	Ssangyong Cement Industrial Co Ltd	349
1,302,513	*	St Barbara Ltd	2,869
1,155,421		Steel Dynamics, Inc	28,308
190,794	e	Stella-Jones, Inc	7,105
84,505		Stepan Co	5,031
20,247	*,m	Sterlite Technologies Ltd	27
336,739	*,e	Stillwater Mining Co	3,994
4,957		STO AG.	568
744,243		Stora Enso Oyj (R Shares)	5,985
738,031	*	Stornoway Diamond Corp	543
683,221		Sumitomo Bakelite Co Ltd	3,169
2,977,511		Sumitomo Chemical Co Ltd	12,285
408,437		Sumitomo Metal Mining Co Ltd	4,155
1,031,193		Sumitomo Osaka Cement Co Ltd	4,425
40,000		Sumitomo Seika Chemicals Co Ltd	223
14,612	*,e	Sumitomo Titanium Corp	179
149,555	*	Summit Materials, Inc	3,060
285,543		SunCoke Energy, Inc	1,662
2,444,500	*,e,m	Superb Summit International Group Ltd	32
9,502,100	*	Superblock PCL-Foreign	490
84,007		Supreme Industries Ltd	1,137
108

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
481,488		Suzano Papel e Celulose S.A.	$1,698
55,000		Swancor Ind Co Ltd	223
181,359		Symrise AG.	12,371
198,366		Syngenta AG.	76,142
992,273		Synthos S.A.	909
166,846	*,e	Syrah Resources Ltd	754
805,080		Ta Ann Holdings BHD	659
536,438		TA Chen Stainless Pipe	270
667		Taekwang Industrial Co Ltd	504
631,239	e	Tahoe Resources, Inc	9,450
546,898		Tahoe Resources, Inc (Toronto)	8,191
2,632,516		Taiheiyo Cement Corp	6,235
3,194,728		Taiwan Cement Corp	3,195
2,284,960		Taiwan Fertilizer Co Ltd	3,050
243,725		Taiwan Hon Chuan Enterprise Co Ltd	363
2,446,329		Taiwan Styrene Monomer	1,198
39,300	e	Taiyo Ink Manufacturing Co Ltd	1,216
263,153		Taiyo Nippon Sanso Corp	2,419
26,100		Takasago International Corp	703
33,000		Takiron Co Ltd	147
1,023,725		Tata Steel Ltd	4,910
40,446		Technosemichem Co Ltd	1,964
1,443,077	e	Teck Cominco Ltd	19,000
9,551,018		Teijin Ltd	31,648
33,500		Tenma Corp	499
25,482	*	Tessenderlo Chemie NV	875
275,521	e	TFS Corp Ltd	291
346,756		ThyssenKrupp AG.	6,970
835,000	*	Tianjin TEDA Biomedical Engineering Co Ltd	183
238,692		TimkenSteel Corp	2,296
47,248		Titan Cement Co S.A.	970
288,800	e	Toagosei Co Ltd	2,664
30,900	e	Toho Titanium Co Ltd	198
104,000		Toho Zinc Co Ltd	317
616,000	e	Tokai Carbon Co Ltd	1,546
190,000		Tokushu Tokai Holdings Co Ltd	646
342,000	*,e	Tokuyama Corp	937
36,500		Tokyo Ohka Kogyo Co Ltd	901
169,796		Tokyo Rope Manufacturing Co Ltd	245
216,500		Tokyo Steel Manufacturing Co Ltd	1,187
660,750		Ton Yi Industrial Corp	295
180,794	b	Tong Yang Major Corp	510
28,411	*	Tongyang Cement & Energy Corp	108
505,000		Topy Industries Ltd	1,040
563,572		Toray Industries, Inc	4,809
1,175,000		Tosoh Corp	5,420
463,000		Toyo Ink Manufacturing Co Ltd	1,939
36,300		Toyo Kohan Co Ltd	87
116,541		Toyo Seikan Kaisha Ltd	2,227
2,637,676		Toyobo Co Ltd	5,001
65,331	*,e	Trecora Resources	681
105,544		Tredegar Corp	1,701
109

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
103,663	*	Trinseo S.A.	$4,450
515,229	e	Tronox Ltd	2,272
552,000		TSRC Corp	509
94,008	e	Tubacex S.A.	231
1,453,000		Tung Ho Steel Enterprise Corp	862
5,284,022	*	Turquoise Hill Resources Ltd	17,873
2,848,647		UBE Industries Ltd	4,715
15,847	*	UFP Technologies, Inc	357
56,766		Ultra Tech Cement Ltd	2,877
27,318		Umicore	1,411
6,940		Unid Co Ltd	267
297,204		United Phosphorus Ltd	2,431
5,820		United States Lime & Minerals, Inc	343
398,433	e	United States Steel Corp	6,718
354,520		Universal Cement Corp	241
622,532		UPC Technology Corp	176
2,124,914		UPM-Kymmene Oyj	39,036
41,292	*	US Concrete, Inc	2,515
724,870		USI Corp	283
392,600		Usinas Siderurgicas de Minas Gerais S.A. (Preference)	241
2,395,044		Vale S.A.	12,131
2,995,093		Vale S.A. (Preference)	12,149
57,252	e	Valhi, Inc	90
45,726		Valspar Corp	4,940
198,041	e	Vedanta Resources plc	1,107
221,097		Victrex plc	4,476
10,921		Vinati Organics Ltd	89
53,725	e	Voestalpine AG.	1,808
146,528	e	Vulcan Materials Co	17,636
135,855	e	Wacker Chemie AG.	11,897
64,261		Welspun-Gujarat Stahl Ltd	76
2,028,000	e	West China Cement Ltd	284
228,302		West Fraser Timber Co Ltd	6,674
201,159	e	Western Areas NL	329
1,045,232		Western Forest Products, Inc	1,650
246,706		Westlake Chemical Corp	10,589
344,079		WestRock Co	13,374
2,859,523		Wienerberger AG.	40,071
134,152	e	Winpak Ltd	4,929
3,094	*	Wonik Materials Co Ltd	158
142,332	*	Worthington Industries, Inc	6,021
1,370,516		WR Grace & Co	100,335
298,600	e	W-Scope Corp	7,064
723,000	*	Xinjiang Xinxin Mining Industry Co Ltd	71
1,842,361	e	Yamana Gold, Inc	9,583
42,700		Yamato Kogyo Co Ltd	969
306,559		Yara International ASA	9,738
70,573		Yeong Guan Energy Technology Group Co Ltd	450
300,000		Yeun Chyang Industrial Co Ltd	217
747,577		Yieh Phui Enterprise	184
969,170		Yingde Gases	354
542,000		Yip’s Chemical Holdings Ltd	175
110

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
80,800		Yodogawa Steel Works Ltd	$1,971
2,876	*	Yonwoo Co Ltd	118
8,118		Youlchon Chemical Co Ltd	95
2,443,285		Yuen Foong Yu Paper Manufacturing Co Ltd	738
587,059		Yule Catto & Co plc	2,550
64,000		Yung Chi Paint & Varnish Manufacturing Co Ltd	150
39,024		Zaklady Azotowe w Tarnowie-Moscicach S.A.	682
305,512		Zeon Corp	1,979
778,000	e	Zhaojin Mining Industry Co Ltd	827
20,155		Zignago Vetro S.p.A.	123
13,146,731	e	Zijin Mining Group Co Ltd	4,416
		TOTAL MATERIALS	5,132,809

MEDIA - 3.1%
1,691,320		ABS-CBN Holdings Corp (ADR)	1,710
22,800	e	Adways, Inc	219
129,766		Aimia, Inc	794
25,500	*,e	AirMedia Group, Inc (ADR)	87
11,937,467	*,e	Alibaba Pictures Group Ltd	2,793
291,128	*,e	Altice NV (Class A)	4,347
119,124	*	Altice NV (Class B)	1,795
144,445		AMC Entertainment Holdings, Inc	3,988
719,587	*	AMC Networks, Inc	43,477
8,300	*	Amuse, Inc	154
84,504	e	Antena 3 de Television S.A.	826
1,018		APG SGA S.A.	417
141,783	*,e	APN News & Media Ltd	431
26,200		Asatsu-DK, Inc	620
8,579,000	e	Asian Pay Television Trust	3,383
1,410,670		Astro Malaysia Holdings BHD	1,025
142,859		Avex Group Holdings, Inc	1,617
42,272		Axel Springer AG.	2,219
760,248		BEC World PCL (Foreign)	495
110,937	*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	134
4,936,000	*	Big Media Group Ltd	246
167,916	e	Borussia Dortmund GmbH & Co KGaA	752
2,800	*,e	Brangista, Inc	81
2,934		Cable One, Inc	1,500
16,653	e	Cairo Communication S.p.A.	83
57,215	*	Carmike Cinemas, Inc	1,723
2,647,239		CBS Corp (Class B)	144,116
68,462	*	Central European Media Enterprises Ltd (Class A)	152
199,682	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	421
544,792	*	Charter Communications, Inc	124,561
74,432		Cheil Communications, Inc	1,099
235,813		Cinemark Holdings, Inc	8,598
111,391	e	Cineplex Galaxy Income Fund	4,447
593,320		Cineworld Group plc	4,328
23,896		CJ CGV Co Ltd	2,166
60,680		CJ E&M Corp	3,671
523,533		CJ Hellovision Co Ltd	5,134
111

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
47,549		Clear Channel Outdoor Holdings, Inc (Class A)	$296
55,073		Cogeco Communications, Inc	2,890
13,374		Cogeco, Inc	578
11,315,281		Comcast Corp (Class A)	737,643
115,593	*,e	Corus Entertainment, Inc	1,192
40,727		CTS Eventim AG.	1,245
58,400	e	CyberAgent, Inc	3,535
417,352	*	Cyfrowy Polsat S.A.	2,335
64,900	*,e	DA Consortium, Inc	730
32,000		Daiichikosho Co Ltd	1,342
2,691	*,e	Daily Journal Corp	638
615,848		Daily Mail & General Trust	4,916
43,394	*	DEN Networks Ltd	59
184,855		Dentsu, Inc	8,665
452,000	e	DHX Media Ltd	2,316
5,490,000	*,e	Digital Domain Holdings Ltd	352
242,494	*,e	Discovery Communications, Inc (Class A)	6,118
451,956	*	Discovery Communications, Inc (Class C)	10,779
761,072	*	DISH Network Corp (Class A)	39,880
181,363	*	DreamWorks Animation SKG, Inc (Class A)	7,412
108,421		Entercom Communications Corp (Class A)	1,471
276,711		Entertainment One Ltd	635
247,864		Entravision Communications Corp (Class A)	1,666
66,104	*,e	Eros International plc	1,076
4,000,000	*	eSun Holdings Ltd	300
42,838		Eutelsat Communications	809
140,715		EW Scripps Co (Class A)	2,229
8,934	*	Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret AS	112
354,000		Fuji Television Network, Inc	3,980
281,222		Gannett Co, Inc	3,884
500,548		Gestevision Telecinco S.A.	5,651
114,661	*,e	Global Eagle Entertainment, Inc	761
147,521	*	Gray Television, Inc	1,601
3,897,627	e	Grupo Televisa S.A.	20,345
104,875	*	Gruppo Editoriale L’Espresso S.p.A.	87
248,401		Hakuhodo DY Holdings, Inc	2,977
188,076		Harte-Hanks, Inc	299
170,021		Havas S.A.	1,311
30,868	*,e	Hemisphere Media Group, Inc	364
36,102		Hyundai Hy Communications & Network Co	117
446,898	*	IBN18 Broadcast Ltd	299
55,880	*	IHQ, Inc	145
101,400	*,g	IMAX China Holding, Inc	500
814,341	*,e	Imax Corp	24,007
1,477,294		Informa plc	14,406
31,394		Innocean Worldwide, Inc	2,223
4,330,489		Interpublic Group of Cos, Inc	100,034
79,914	e	IPSOS	2,275
242,330	e	ITE Group plc	459
6,859,304		ITV plc	16,446
142,654		Jagran Prakashan Ltd	384
628,144	e	JC Decaux S.A.	21,179
112

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
35,087	*	Jcontentree Corp	$129
2,053,763		John Fairfax Holdings Ltd	1,438
105,054		John Wiley & Sons, Inc (Class A)	5,482
1,028,176	*	Juventus Football Club S.p.A.	291
70		Kabel Deutschland Holding AG.	8
68,632		Kadokawa Dwango Corp	903
18,388		Kinepolis Group NV	822
21,383		KT Skylife Co Ltd	302
60,160		Lagardere S.C.A.	1,309
83,200	*,e	Lee Enterprises, Inc	159
40,020	*,e	Liberty Braves Group (Class A)	602
87,757	*,e	Liberty Braves Group (Class C)	1,287
43,308	*	Liberty Broadband Corp (Class A)	2,573
167,930	*	Liberty Broadband Corp (Class C)	10,076
37,397	*	Liberty Global plc	1,071
146,688	*	Liberty Global plc (Class A)	4,263
18,340	*,e	Liberty Global plc LiLAC (Class A)	592
5,731	*,e	Liberty Global plc LiLAC (Class C)	186
58,805	*	Liberty Media Group (Class A)	1,126
173,747	*,e	Liberty Media Group (Class C)	3,296
258,074	*	Liberty SiriusXM Group (Class A)	8,093
449,100	*	Liberty SiriusXM Group (Class C)	13,864
491,538	e	Lions Gate Entertainment Corp	9,944
324,357	*	Live Nation, Inc	7,622
113,612		Loen Entertainment, Inc	7,253
29,530	*	Loral Space & Communications, Inc	1,042
56,912		M6-Metropole Television	946
47,816	*	Madison Square Garden Co	8,249
383,300		Major Cineplex Group PCL-Foreign	361
736,133	e	MDC Partners, Inc	13,464
351,190	*	Media General, Inc	6,037
1,675,100		Media Prima BHD	573
3,352,853		Mediaset S.p.A.	11,725
478,600		Megacable Holdings SAB de C.V.	1,939
2,320,000	*	Mei Ah Entertainment Group Ltd	157
121,765		Meredith Corp	6,321
44,570		Modern Times Group AB (B Shares)	1,185
288,512	*	MSG Networks, Inc	4,426
69,200		Multiplus S.A.	779
13,000,000	*	Nan Hai Corp Ltd	355
2,900		Nasmedia Co Ltd	123
869,222		Naspers Ltd (N Shares)	132,726
161,579		National CineMedia, Inc	2,501
159,014		New Media Investment Group, Inc	2,873
308,089		New York Times Co (Class A)	3,728
160,647		News Corp	1,823
40,728		News Corp (Class B)	475
71,323	e	Nexstar Broadcasting Group, Inc (Class A)	3,394
43,600	e	Next Co Ltd	390
13,519	*	Next Entertainment World Co Ltd	139
772,352	e	Nine Entertainment Co Holdings Ltd	612
141,783	*,e	NZME Ltd	77
113

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
352,662		Omnicom Group, Inc	$28,738
250,830		oOh!media Ltd	926
599,952		Pearson plc	7,804
1,222,000		Phoenix Satellite Television Holdings Ltd	276
443,900		Plan B Media PCL	67
83,900		Poly Culture Group Corp Ltd	195
46,528	*	Promotora de Informaciones S.A.	262
845,869	e	ProSiebenSat. Media AG.	37,000
9,700		Proto Corp	113
6,802,415		PT Global MediaCom Tbk	509
5,277,338		PT Media Nusantara Citra Tbk	885
582,870		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	3,527
5,760,336		PT Surya Citra Media Tbk	1,448
6,492,500	*	PT Visi Media Asia Tbk	154
135,191		Publicis Groupe S.A.	9,045
90,183		PVR Ltd	1,353
160,436	e	Quebecor, Inc	4,597
58,292	*	Radio One, Inc	186
140,318	g	RAI Way S.p.A	631
448,528	*,e	RCS MediaGroup S.p.A.	402
96,733		REA Group Ltd	4,341
45,634	*	Reading International, Inc	570
2,898,065		Reed Elsevier NV	50,138
1,881,013		Reed Elsevier plc	34,638
768,020	e	Regal Entertainment Group (Class A)	16,927
407,000		RS PCL	135
314,797		RTL Group	25,709
8,933	e	Saga Communications, Inc	353
22,518	e	Salem Communications	163
123,192	e	Sanoma-WSOY Oyj	722
36,431		SBS Media Holdings Co Ltd	96
14,250		Schibsted ASA	427
103,752		Schibsted ASA (B Shares)	2,968
62,788		Scholastic Corp	2,487
457,162	e	Scripps Networks Interactive (Class A)	28,467
24,800	*	Septeni Holdings Co Ltd	908
151,759		SES Global S.A.	3,249
577,654	*,e	Shaw Communications, Inc (B Shares)	11,089
77,000		Shochiku Co Ltd	801
27,836		SHOWBOX Corp	179
159,988		Sinclair Broadcast Group, Inc (Class A)	4,777
1,219,101	e	Singapore Press Holdings Ltd	3,592
82,592	e	Sirius XM Canada Holdings, Inc	292
4,951,024	*,e	Sirius XM Holdings, Inc	19,557
1,230,182	e	Sky Network Television Ltd	4,198
793,200		Sky Perfect Jsat Corp	3,669
10,836,238		Sky plc	123,137
15,527	*	SM Entertainment Co	494
5,100,000	e	SMI Holdings Group Ltd	483
58,100		Smiles S.A.	868
98,245	e	Societe Television Francaise 1	1,040
114

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
27,715	*,e	Solocal Group	$66
2,501,349		Southern Cross Media Group	2,353
658,855	*	Starz-Liberty Capital	19,713
95,993	e	Stroer Out-of-Home Media AG.	4,416
136,402		Sun TV Network Ltd	738
460,000		T4F Entretenimento S.A.	945
142,432		TEGNA, Inc	3,300
45,906	*	Telenet Group Holding NV	2,099
281,543	e	Television Broadcasts Ltd	966
165,217	*,e	Ten Network Holdings Ltd	112
550,137		Thomson Corp	22,237
345,318		Thomson Corp (Toronto)	13,971
4,252,314		Time Warner, Inc	312,715
309,816		Time, Inc	5,100
44,200		Toei Animation Co Ltd	2,246
776,885		Toei Co Ltd	7,305
86,523		Toho Co Ltd	2,396
124,900		Tohokushinsha Film Corp	627
210,100		Tokyo Broadcasting System, Inc	2,842
1,014,000	*	Tom Group Ltd	258
16,259	*,e	Townsquare Media, Inc	128
405,466		Tribune Co	15,886
138,923	*	tronc, Inc	1,917
148,800		TV Asahi Corp	2,423
1,001,600	e	TV Azteca S.A. de C.V.	132
2,212,191		Twenty-First Century Fox, Inc	59,840
890,217		Twenty-First Century Fox, Inc (Class B)	24,258
334,100		UBM plc	2,865
185,546	*	Usen Corp	550
1,475,400		VGI Global Media PCL	253
774,600	*	VHQ Media Holdings Ltd	3,833
18,031		Viacom, Inc	837
1,854,615		Viacom, Inc (Class B)	76,911
436,178	*,e	Videocon d2h Ltd (ADR)	3,699
66,171		Village Roadshow Ltd	260
2,517,600	*	Viva China Holdings Ltd	218
1,224,118		Vivendi Universal S.A.	22,902
5,220,892		Walt Disney Co	510,708
2,994,891		West Australian Newspapers Holdings Ltd	2,399
661,000	e	Wisdom Holdings Group	202
207,924		Wolters Kluwer NV	8,419
21,412	*	Woongjin Thinkbig Co Ltd	218
119,800		Workpoint Entertainment PCL	137
82,555	e	World Wrestling Entertainment, Inc (Class A)	1,520
4,900		Wowow, Inc	114
502,686		WPP AUNZ Ltd	394
3,587,830		WPP plc	74,775
23,812	*	Yellow Pages Ltd	338
7,725		YG Entertainment, Inc	271
5,569,960	*	Zee Entertainment Enterprises Ltd	8,102
824,911		ZEE Telefilms Ltd	5,599
18,700		Zenrin Co Ltd	366
		TOTAL MEDIA	3,407,144
115

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.2%
1,293,000	*,e,g	3SBio, Inc	$1,334
15,639	*,e	AB Science S.A.	238
4,927,122		AbbVie, Inc	305,038
306,187		Abcam plc	3,154
47,850	*,e	Ablynx NV	626
215,524	*,e	Acadia Pharmaceuticals, Inc	6,996
52,317	*,e	Accelerate Diagnostics, Inc	753
79,919	*,e	Acceleron Pharma, Inc	2,716
95,562	*,e	AcelRx Pharmaceuticals, Inc	257
396,259	*,e	Achillion Pharmaceuticals, Inc	3,091
22,048	*,e	Aclaris Therapeutics, Inc	407
141,768	*	Acorda Therapeutics, Inc	3,616
103,946		Actelion Ltd	17,504
42,061	*,e	Adamas Pharmaceuticals, Inc	637
53,806	e	Adcock Ingram Holdings Ltd	162
3,484	*	Adocia	176
99,042	*,e	Aduro Biotech, Inc	1,120
80,137	*,e	Advaxis, Inc	648
127,136	*	Adverum Biotechnologies, Inc	402
84,860	*,e	Aerie Pharmaceuticals, Inc	1,494
167,821	*,e	Agenus, Inc	680
31,849	*,e	Agile Therapeutics, Inc	242
1,420,411		Agilent Technologies, Inc	63,009
51,493	*,e	Agios Pharmaceuticals, Inc	2,157
64,467	*,e	Aimmune Therapeutics, Inc	698
40,099		Ajanta Pharma Ltd	895
85,276	*,e	Akebia Therapeutics, Inc	638
238,276	*	Akorn, Inc	6,787
65,289	*,e	Albany Molecular Research, Inc	878
110,376	*,e	Alder Biopharmaceuticals, Inc	2,756
87,938		Alembic Pharmaceuticals Ltd	750
1,106,169	*	Alexion Pharmaceuticals, Inc	129,156
5,078		ALK-Abello AS	890
146,129	*	Alkermes plc	6,316
2,060,561	*	Allergan plc	476,175
105,005	*	Alnylam Pharmaceuticals, Inc	5,827
103,515	*,e	AMAG Pharmaceuticals, Inc	2,476
2,144,798		Amgen, Inc	326,331
6,848		Amicogen, Inc	382
299,176	*,e	Amicus Therapeutics, Inc	1,634
105,651	*	Amphastar Pharmaceuticals, Inc	1,703
112,193	*,e	Ampio Pharmaceuticals, Inc	145
69,949	*,e	Anavex Life Sciences Corp	427
95,000	*,e	AnGes MG, Inc	382
19,864	*,e	ANI Pharmaceuticals, Inc	1,109
186,452	*,e	Anthera Pharmaceuticals, Inc	576
85,221	*	Applied Genetic Technologies Corp	1,204
110,140	*,e	Aralez Pharmaceuticals, Inc	363
303,978	*,e	Aratana Therapeutics, Inc	1,921
116

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
55,739	*,e	Ardelyx, Inc	$487
606,045	*,e	Arena Pharmaceuticals, Inc	1,036
29,975	*,e	Argos Therapeutics, Inc	184
452,512	*,e	Ariad Pharmaceuticals, Inc	3,344
567,387	*,e	Array Biopharma, Inc	2,020
149,266	*,e	Arrowhead Research Corp	794
141,539		Ascendis Health Ltd	231
19,200		ASKA Pharmaceutical Co Ltd	323
367,923		Aspen Pharmacare Holdings Ltd	9,076
2,607,203		Astellas Pharma, Inc	40,887
67,440	*,e	Asterias Biotherapeutics, Inc	162
5,855	*	AstraZeneca Pharma India Ltd	93
1,262,374		AstraZeneca plc	75,469
417,286	e	AstraZeneca plc (ADR)	12,598
54,262	*,e	Atara Biotherapeutics, Inc	1,221
8,348	*	ATGen Co Ltd	297
196,012	*,e	Athersys, Inc	425
459,254		Aurobindo Pharma Ltd	5,066
14,588	*,e	Avexis, Inc	555
57,697	*,e	Axovant Sciences Ltd	741
25,430	*,e	Axsome Therapeutics, Inc	192
10,018	*,e	Basilea Pharmaceutica	696
26,164	*,e	Bavarian Nordic AS	916
1,291,967		Bayer AG.	129,758
552,000	e	Beijing Tong Ren Tang Chinese Medicine Co Ltd	658
50,498	*,e	Bellicum Pharmaceuticals, Inc	654
26,190	*	Binex Co Ltd	550
146,186		Biocon Ltd	1,609
334,409	*,e	BioCryst Pharmaceuticals, Inc	950
81,150	*,e	BioDelivery Sciences International, Inc	192
13,547		Biogaia AB (B Shares)	367
659,119	*	Biogen Idec, Inc	159,388
789,284	*	BioMarin Pharmaceutical, Inc	61,406
200,884	*,e	Bio-Path Holdings, Inc	400
74,116	*	Bio-Rad Laboratories, Inc (Class A)	10,600
41,093	*	Biospecifics Technologies Corp	1,641
110,595		Bio-Techne Corp	12,472
5,876		Biotest AG.	109
16,038		Biotest AG. (Preference)	245
168,672	*,e	BioTime, Inc	440
272,340	*	Biovitrum AB	3,343
87,948	*,e	Bluebird Bio, Inc	3,807
49,235	*,e	Blueprint Medicines Corp	997
14,223		Boiron S.A.	1,114
19,462		Boryung Pharmaceutical Co Ltd	1,141
5,668,030		Bristol-Myers Squibb Co	416,884
492,132		Bruker BioSciences Corp	11,191
364,333	*	BTG plc	3,519
17,394		Bukwang Pharmaceutical Co Ltd	521
133,636		Cadila Healthcare Ltd	651
172,699	*	Cambrex Corp	8,934
121,828	*,e	Cara Therapeutics Inc	586
117

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
3,494		Caregen Co Ltd	$359
325,858	*	Catalent, Inc	7,491
73,292	*	Celator Pharmaceuticals, Inc	2,212
3,330,757	*	Celgene Corp	328,512
5,571		Cell Biotech Co Ltd	291
328,532	*,e	Celldex Therapeutics, Inc	1,442
20,894	*,e	Cellectis S.A.	555
10,778	*	Celltrion Pharm Inc	225
75,166	*,e	Celltrion, Inc	6,319
27,925	*,e	Cellular Biomedicine Group, Inc	335
4,523	*	Celyad S.A.	111
95,406	*,e	Cempra, Inc	1,573
135,485	*	Center Laboratories, Inc	282
227,215	*	Cepheid, Inc	6,987
242,179	*	Charles River Laboratories International, Inc	19,965
48,767	*,e	ChemoCentryx, Inc	219
196,912	*,e	Chimerix, Inc	774
10,235,300	*,e,m	China Animal Healthcare Ltd	13
740,000	*	China Grand Pharmaceutical and Healthcare Holdings Ltd	132
1,455,900		China Medical System Holdings Ltd	2,231
19,355,000	*,e	China Regenerative Medicine International Ltd	727
700,000		China Shineway Pharmaceutical Group Ltd	770
2,635		Chong Kun Dang Pharm Corp	226
5,287		Chong Kun Dang Pharmaceutical Corp	513
10,546		Choongwae Pharma Corp	577
62,896	*,e	ChromaDex Corp	260
209,100	e	Chugai Pharmaceutical Co Ltd	7,452
31,488	*,e	Cidara Therapeutics, Inc	325
591,170		Cipla Ltd	4,400
2,556,000	e	CK Life Sciences International Holdings, Inc	232
67,614	e	Clinigen Group plc	546
103,023	*,e	Clovis Oncology, Inc	1,413
62,281	*	CMG Pharmaceutical Co Ltd	334
8,800		CMIC Co Ltd	136
703,331	*,e	Coherus Biosciences, Inc	11,879
32,894	*,e	Collegium Pharmaceutical, Inc	390
95,167	*	Concert Pharmaceuticals Inc	1,069
65,696	*	Concordia International Corp	1,415
889,000	e	Consun Pharmaceutical Group Ltd	456
228,663	*,e	Corcept Therapeutics, Inc	1,249
17,361	*	Corvus Pharmaceuticals, Inc	248
6,252	*,e	COSMO Pharmaceuticals NV	1,021
17,373	*	CrystalGenomics, Inc	442
770,528		CSL Ltd	64,981
4,631,961		CSPC Pharmaceutical Group Ltd	4,139
11,387	*	CTC BIO, Inc	143
357,707	*,e	Curis, Inc	558
83,053	*,e	Cytokinetics, Inc	788
51,152	*,e	CytomX Therapeutics, Inc	523
166,422	*,e	CytRx Corp	371
10,252		Dae Hwa Pharmaceutical Co Ltd	352
7,535	*	Daehan New Pharm Co Ltd	105
118

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
50,926		Daewon Pharmaceutical Co Ltd	$874
7,689		Daewoong Co Ltd	425
4,316		Daewoong Pharmaceutical Co Ltd	395
1,365,583		Daiichi Sankyo Co Ltd	33,177
1,232,000		Dawnrays Pharmaceutical Holdings Ltd	945
14,316	*,e	DBV Technologies S.A.	930
191,428	*,e	Depomed, Inc	3,756
86,877	*	Dermira, Inc	2,541
33,118	*,e	Dimension Therapeutics, Inc	199
290,344		Dishman Pharmaceuticals & Chemicals Ltd	602
106,530		Divi S Laboratories Ltd	1,756
14,894		Dong-A Pharmaceutical Co Ltd	2,283
3,482		Dong-A ST Co Ltd	413
25,746		DongKook Pharmaceutical Co Ltd	1,617
194,005		Dr Reddy’s Laboratories Ltd	9,785
325,975	*,e	Durect Corp	398
107,810	*,e	Dynavax Technologies Corp	1,572
19,959	*,e	Eagle Pharmaceuticals, Inc	774
34,927	*,e	Edge Therapeutics, Inc	353
14,950	*,e	Editas Medicine, Inc	365
57,939	*	Egalet Corp	287
8,362	*,e	Eiger BioPharmaceuticals, Inc	166
272,961		Eisai Co Ltd	15,241
3,425,583		Eli Lilly & Co	269,765
77,152	*,e	Emergent Biosolutions, Inc	2,170
77,838	*	Enanta Pharmaceuticals, Inc	1,716
562,775	*,e	Endo International plc	8,774
106,799	*,e	Endocyte, Inc	343
171,810	*	Enzo Biochem, Inc	1,026
100,215	*,e	Epizyme, Inc	1,026
25,500		EPS Co Ltd	320
35,611	*,e	Esperion Thereapeutics, Inc	352
278,000		Essex Bio-technology Ltd	146
20,877		Eurofins Scientific	7,734
95,624	*	Evotec AG.	406
246,750	*,e	Exact Sciences Corp	3,023
1,008,752	*,e	Exelixis, Inc	7,878
488,904		Faes Farma S.A. (Sigma)	1,606
86,030		FDC Ltd	238
211,923	*	FibroGen, Inc	3,478
164,069	*,e	Five Prime Therapeutics, Inc	6,784
26,861	*,e	Flex Pharma, Inc	274
47,431	*,e	Flexion Therapeutics Inc	710
74,024	*,e	Fluidigm Corp	668
88,276	*,e	Fortress Biotech, Inc	237
33,021	*,e	Foundation Medicine, Inc	616
74,000		Fuji Pharma Co Ltd	1,639
33,154	*,e	Galapagos NV	1,822
520,828	*,e	Galena Biopharma, Inc	243
8,794	*	Genexine Co Ltd	453
18,649	*,e	Genfit	509
58,401	*	Genmab AS	10,649
119

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
56,686	*,e	Genomic Health, Inc	$1,468
1,438,800	*	Genomma Lab Internacional S.A. de C.V.	1,475
75,048		Genus plc	1,567
346,663	*,e	Geron Corp	929
36,885		Gerresheimer AG.	2,841
5,042,215		Gilead Sciences, Inc	420,622
11,486,728		GlaxoSmithKline plc	246,677
136,850		Glenmark Pharmaceuticals Ltd	1,626
34,700	*,e	Global Blood Therapeutics, Inc	576
25,056	*,e	GlycoMimetics Inc	182
46,785		Granules India Ltd	96
5,466		Green Cross Corp	899
22,020		Green Cross Holdings Corp	729
14,200	*,e	GreenPeptide Co Ltd	114
93,259		Grifols S.A.	2,119
211,699	*,e	GW Pharmaceuticals plc	1,623
1,741,994	*	H Lundbeck AS	65,303
262,971	*,e	Halozyme Therapeutics, Inc	2,269
21,776	*	Han All Pharmarceutical Co	402
3,997		Handok Pharmaceuticals Co Ltd	127
12,637		Hanmi Holdings Co Ltd	1,699
5,565	e	Hanmi Pharm Co Ltd	3,444
6,600	*	HEALIOS KK	143
72,825	*,e	Heron Therapeutics, Inc	1,315
35,896	*	Heska Corp	1,334
217,161		Hikma Pharmaceuticals plc	7,151
119,113		Hisamitsu Pharmaceutical Co, Inc	6,868
385,314	*,e	Horizon Pharma plc	6,346
11,004,062	e	Hua Han Bio-Pharmaceutical Holdings Ltd	987
2,177	*	Hugel, Inc	604
4,558		Humedix Co Ltd	180
3,555	*	Huons Co Ltd	294
15,965	*	Hutchison China MediTech Ltd	402
227,802	*,e	Idera Pharmaceuticals, Inc	349
105,426	*,e	Ignyta, Inc	571
65,481		Il Dong Pharmaceutical Co Ltd	1,650
489,885	*	Illumina, Inc	68,770
12,384	*	Ilyang Pharmaceutical Co Ltd	627
35,039	*,e	Immune Design Corp	286
230,107	*,e	Immunogen, Inc	709
195,814	*,e	Immunomedics, Inc	454
190,256	*	Impax Laboratories, Inc	5,483
171,645	*	INC Research Holdings, Inc	6,545
489,684	*	Incyte Corp	39,165
2,146,433		Indivior plc	7,222
19,038		Indoco Remedies Ltd	78
142,270	*,e	Infinity Pharmaceuticals, Inc	189
163,187	*,e	Innate Pharma S.A.	1,875
188,054	e	Innoviva, Inc	1,980
37,053	*,e	Inotek Pharmaceuticals Corp	276
154,489	*,e	Inovio Pharmaceuticals, Inc	1,427
190,403	*	Insmed, Inc	1,877
120

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
53,973	*,e	Insys Therapeutics, Inc	$698
15,182	*,e	Intellia Therapeutics, Inc	324
22,858	*,e	Intercept Pharmaceuticals, Inc	3,261
64,746	*,e	Intersect ENT, Inc	837
93,159	*,e	Intra-Cellular Therapies, Inc	3,616
102,628	*,e	Intrexon Corp	2,526
10,656	*	iNtRON Biotechnology, Inc	508
50,545	*,e	Invitae Corp	374
217,255	*,e	Ionis Pharmaceuticals, Inc	5,060
68,292		Ipca Laboratories Ltd	496
284,125		Ipsen	17,409
304,276	*,e	Ironwood Pharmaceuticals, Inc	3,978
14,800	*,e	Japan Tissue Engineering Co Lt	181
190,584	*	Jazz Pharmaceuticals plc	26,931
14,000		JCR Pharmaceuticals Co Ltd	414
13,602		Jeil Pharmaceutical Co	1,187
8,549,108		Johnson & Johnson	1,037,007
134,041	*	Jubilant Organosys Ltd	626
258,337	*,e	Juno Therapeutics, Inc	9,930
76,077		JW Holdings Corp	842
25,455		JW Shinyak Corp	249
43,500		Kaken Pharmaceutical Co Ltd	2,852
59,240	*,e	Karyopharm Therapeutics, Inc	398
252,247	*,e	Keryx Biopharmaceuticals, Inc	1,670
106,700		Kissei Pharmaceutical Co Ltd	2,141
129,971	*,e	Kite Pharma, Inc	6,499
92,662	*	Knight Therapeutics, Inc	595
4,557		Kolon Life Science, Inc	629
58,218	*	Komipharm International Co Ltd	1,719
7,851		Korea United Pharm Inc	142
163,431		Kwang Dong Pharmaceutical Co Ltd	1,419
62,886		Kyongbo Pharmaceutical Co Ltd	1,152
94,936		Kyorin Co Ltd	1,862
427,191	e	Kyowa Hakko Kogyo Co Ltd	7,286
5,888		Kyungdong Pharm Co Ltd	92
34,541	*,e	La Jolla Pharmaceutical Co	553
50,393		Laboratorios Almirall S.A.	758
13,028		Laboratorios Farmaceuticos Rovi S.A	201
64,063	*,e	Lannett Co, Inc	1,524
620,000	e	Lee’s Pharmaceutical Holdings Ltd	462
182,317	*,e	Lexicon Pharmaceuticals, Inc	2,616
10,819	*	LG Life Sciences Ltd	682
97,752	*,e	Ligand Pharmaceuticals, Inc (Class B)	11,659
9,000	*	Linical Co Ltd	143
112,861	*,e	Lion Biotechnologies, Inc	914
42,774	*,e	Lipocine, Inc	130
173,770		Livzon Pharmaceutical Group, Inc	786
367,625		Lonza Group AG.	61,067
77,000	*	Lotus Pharmaceutical Co Ltd	151
30,068	*,e	Loxo Oncology, Inc	697
95,904	*	Luminex Corp	1,940
378,902		Lupin Ltd	8,668
121

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,670,500	*,e	Luye Pharma Group Ltd	$1,029
7,802	*	Macrogen, Inc	267
75,811	*,e	MacroGenics, Inc	2,046
128,477	*	Mallinckrodt plc	7,809
458,119	*,e	MannKind Corp	531
175,620		Marksans Pharma Ltd	125
582,838	*,e	Mayne Pharma Group Ltd	837
231,655		Meda AB (A Shares)	4,201
62,869	*,e	Medgenics, Inc	349
171,713	*,e	Medicines Co	5,775
65,847	*,e	MediciNova, Inc	497
91,918	*	Medigen Biotechnology Corp	236
365,672	*	Medivation, Inc	22,050
12,979		Medy-Tox, Inc	4,909
259,100		Mega Lifesciences PCL	123
8,068,739		Merck & Co, Inc	464,840
63,283		Merck KGaA	6,432
4,636,402	*,e	Merrimack Pharmaceuticals, Inc	24,990
194,151	*,e	Mesoblast Ltd	158
88,534	*	Mettler-Toledo International, Inc	32,308
240,027	*,e	MiMedx Group, Inc	1,915
39,957	*,e	Minerva Neurosciences, Inc	408
34,454	*,e	Mirati Therapeutics, Inc	188
10,700		Mochida Pharmaceutical Co Ltd	865
5,833	*,e	Molecular Partners AG.	151
154,617	*	Momenta Pharmaceuticals, Inc	1,670
33,191	*,e	Morphosys AG.	1,384
2,131,930	*	Mylan NV	92,185
38,577	*,e	MyoKardia, Inc	478
164,781	*,e	Myriad Genetics, Inc	5,042
29,400	*,e	NanoCarrier Co Ltd	314
51,390	*,e	NanoString Technologies, Inc	648
34,292	*,e	NantKwest, Inc	213
93,173		Natco Pharma Ltd	803
65,574	*,e	Natera, Inc	791
13,627	*	Naturalendo Tech Co Ltd	223
304,342	*	Nektar Therapeutics	4,331
124,717	*	NeoGenomics, Inc	1,003
35,072	*,e	Neos Therapeutics, Inc	325
81,939	*	Neurocrine Biosciences, Inc	3,724
8,717	*,e	Neuroderm Ltd	142
86,222	*,e	NewLink Genetics Corp	971
8,731	*	Newron Pharmaceuticals S.p.A	137
84,450		Nichi-iko Pharmaceutical Co Ltd	1,726
56,400	e	Nippon Shinyaku Co Ltd	2,957
3,886,612		Novartis AG.	320,795
761,405	*,e	Novavax, Inc	5,535
3,216,443		Novo Nordisk AS	173,215
183,000	*	OBI Pharma, Inc	2,912
48,267	*,e	Ocular Therapeutix, Inc	239
90,507	*,e	Omeros Corp	952
43,556	*,e	OncoMed Pharmaceuticals, Inc	536
122

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
97,000	*,e	OncoTherapy Science, Inc	$237
130,923		Oneness Biotech Co Ltd	123
632,300		Ono Pharmaceutical Co Ltd	27,544
118,620	*	Ophthotech Corp	6,053
602,111	*,e	Opko Health, Inc	5,624
15,760	*	Orexo AB	85
193,177	*,e	Organovo Holdings, Inc	719
105,314		Orion Oyj (Class B)	4,089
53,254	e	Osiris Therapeutics, Inc	271
59,657	*,e	Otonomy, Inc	947
629,520		Otsuka Holdings KK	29,010
128,700		Ouro Fino Saude Animal Participacoes S.A.	1,710
77,754	*,e	OvaScience, Inc	405
185,686	*,e	Pacific Biosciences of California, Inc	1,306
86,441	*,e	Pacira Pharmaceuticals, Inc	2,916
1,782,786	*,e	Paion AG.	4,194
39,191	e	Paratek Pharmaceuticals, Inc	545
166,308	*	Parexel International Corp	10,457
548,337	e	PDL BioPharma, Inc	1,722
59,900	*,e	PeptiDream, Inc	3,583
4,383	*	Peptron, Inc	191
271,810		PerkinElmer, Inc	14,248
284,163	e	Perrigo Co plc	25,765
77,834	*	Pfenex, Inc	651
18,338		Pfizer Ltd	516
20,618,172		Pfizer, Inc	725,966
145,156	*,e	Pharma Mar S.A.	349
3,775		PHARMA RESEARCH PRODUCTS Co Ltd	174
51,861		PharmaEngine Inc	358
221,000		Pharmally International Holding Co Ltd	2,768
157,834	*	PharmAthene, Inc	385
35,435	*	Pharmstandard (GDR)	132
86,924	e	Phibro Animal Health Corp	1,622
111,946		Piramal Healthcare Ltd	2,398
197,337	*	Portola Pharmaceuticals, Inc	4,657
108,343	*	PRA Health Sciences, Inc	4,524
197,937	*	Prestige Brands Holdings, Inc	10,966
171,597	*,e	Progenics Pharmaceuticals, Inc	724
469,118	*	ProMetic Life Sciences, Inc	1,013
17,082	*,e	Proteostasis Therapeutics, Inc	207
98,762	*,e	Prothena Corp plc	3,453
27,232,431		PT Kalbe Farma Tbk	3,169
106,328	*,e	PTC Therapeutics, Inc	746
60,766	*,e	Puma Biotechnology, Inc	1,810
127,055	*	Qiagen NV	2,769
299,196	*	Qiagen NV (NASDAQ)	6,525
317,697	*	Quintiles Transnational Holdings, Inc	20,752
85,826	*,e	Radius Health, Inc	3,154
209,856	*,e	Raptor Pharmaceutical Corp	1,127
14,783	*	Reata Pharmaceuticals, Inc	292
35,833	e	Recipharm AB	501
446,752		Recordati S.p.A.	13,438
123

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
167,882	*	Regeneron Pharmaceuticals, Inc	$58,629
44,288	*,e	REGENXBIO, Inc	354
95,555	*,e	Regulus Therapeutics, Inc	276
116,980	*,e	Relypsa, Inc	2,164
132,306	*	Repligen Corp	3,620
135,031	*,e	Retrophin, Inc	2,405
46,095	*,e	Revance Therapeutics, Inc	627
3,906		Reyon Pharmaceutical Co Ltd	114
112,633		Richter Gedeon Rt	2,240
661,548	*	Rigel Pharmaceuticals, Inc	1,475
1,269,503		Roche Holding AG.	334,996
140,600		Rohto Pharmaceutical Co Ltd	2,143
68,804	*,e	Sage Therapeutics, Inc	2,073
91,721	*	Sagent Pharmaceuticals	1,374
53,508		Samjin Pharmaceutical Co Ltd	1,652
20,842	*	Samsung Pharmaceutical Co Ltd	125
12,700	*,e	SanBio Co Ltd	214
174,368	*,e	Sangamo Biosciences, Inc	1,010
8,685		Sanofi India Ltd	572
2,093,253		Sanofi-Aventis	173,913
410,655		Santen Pharmaceutical Co Ltd	6,454
4,251	*,e	Santhera Pharmaceutical Holding AG.	335
163,416	*,e	Sarepta Therapeutics, Inc	3,116
64,200		Sawai Pharmaceutical Co Ltd	4,977
71,880	*	Schnell Biopharmaceuticals, Inc	371
159,619	*	Sciclone Pharmaceuticals, Inc	2,085
201,776		Scinopharm Taiwan Ltd	275
187,675	*,e	Seattle Genetics, Inc	7,584
80,932	*	Seegene, Inc	2,351
1,059,500		Seikagaku Corp	16,497
69,711	*	Sequent Scientific Ltd	149
39,748	*,e	Seres Therapeutics, Inc	1,155
394,000		Shandong Luoxin Pharmacy Stock Co Ltd	599
748,000		Shandong Xinhua Pharmaceutical Co Ltd	478
240,000	m	Shanghai Dingli Technology Dev	167
462,751	e	Shanghai Fosun Pharmaceutical Group Co Ltd	1,134
239,000	e	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co Ltd	224
36,200	g	Shanghai Haohai Biological Technology Co Ltd	169
49,700	*	Shanghai Shenqi Pharmaceutical Investment Management Co Ltd	88
19,886		Shilpa Medicare Ltd	148
532,079		Shionogi & Co Ltd	29,087
1,151,559		Shire Ltd	71,169
126,519	e	Shire plc (ADR)	23,290
2,924	e	Siegfried Holding AG.	562
4,357,000		Sihuan Pharmaceutical Holdings	832
7,810,205		Sino Biopharmaceutical	5,126
64,234	e	Sirtex Medical Ltd	1,237
976,029	*,m	Skyline Venture Fund III Ltd	10
211,943	*,e	Sorrento Therapeutics, Inc	1,187
26,600	e	Sosei Group	4,954
39,626	*,e	Spark Therapeutics, Inc	2,026
124

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
416,025	*,e	Spectrum Pharmaceuticals, Inc	$2,733
4,957,703	e	SSY Group Ltd	1,606
182,630		Stada Arzneimittel AG.	9,465
2,694	*,e	Stallergenes Greer plc	66
52,282	*,e	Stemline Therapeutics, Inc	354
146,626		Strides Arcolab Ltd	2,461
163,325	*	Sucampo Pharmaceuticals, Inc (Class A)	1,792
331,149	e	Sumitomo Dainippon Pharma Co Ltd	5,740
56,762	*	Sun Pharma Advanced Research Company Ltd	281
1,603,054		Sun Pharmaceutical Industries Ltd	18,176
216,729	*	Supernus Pharmaceuticals, Inc	4,415
42,688		Suven Life Sciences Ltd	131
8,499	*	Syndax Pharmaceuticals, Inc	84
915,574	*,e	Synergy Pharmaceuticals, Inc	3,479
215,327	*,e	Synthetic Biologics, Inc	388
31,870	*,e	T2 Biosystems, Inc	251
235,799	*	Taigen Biopharmaceuticals Holdings Ltd	210
150,000	*	TaiMed Biologics, Inc	1,011
42,657		Taisho Pharmaceutical Holdings Co Ltd	4,489
28,339	*	Taiwan Liposome Co Ltd	128
40,000	e	Takara Bio, Inc	532
639,564		Takeda Pharmaceutical Co Ltd	27,583
411,314		Tanabe Seiyaku Co Ltd	7,432
22,387	*,e	Taro Pharmaceutical Industries Ltd	3,260
9,416		Tecan Group AG.	1,469
102,693	*,e	Teligent, Inc	733
68,013	*,e	TESARO, Inc	5,717
204,032	*,e	Tetraphase Pharmaceuticals, Inc	877
1,251,757		Teva Pharmaceutical Industries Ltd	63,352
703,523		Teva Pharmaceutical Industries Ltd (ADR)	35,338
89,177	*,e	TG Therapeutics, Inc	540
349,232	*,e	TherapeuticsMD, Inc	2,968
86,553	*,e	Theravance Biopharma, Inc	1,964
1,253,695		Thermo Electron Corp	185,246
175,200		Tianjin ZhongXin Pharmaceutical Group Corp Ltd	132
49,488	*,e	Titan Pharmaceuticals, Inc	271
22,110	*,e	Tobira Therapeutics, Inc	278
29,939	*,e	Tokai Pharmaceuticals, Inc	165
1,394,000	e	Tong Ren Tang Technologies Co Ltd	2,315
34,100		Torii Pharmaceutical Co Ltd	792
8,000		Towa Pharmaceutical Co Ltd	418
192,017	*	Trevena, Inc	1,210
121,037	*,e	Trovagene, Inc	548
62,492		Tsumura & Co	1,695
330,917		TTY Biopharm Co Ltd	1,175
62,000	*	TWi Pharmaceuticals, Inc	264
202,392		UCB S.A.	15,197
126,092	*,e	Ultragenyx Pharmaceutical, Inc	6,167
62,237		Unichem Laboratories Ltd	265
423,500	*,e	United Laboratories Ltd	168
95,689	*	United Therapeutics Corp	10,135
449,461	*	Valeant Pharmaceuticals International, Inc	9,063
125

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
40,277	*,e	Valneva SE	$93
272,180	*	Vanda Pharmaceuticals, Inc	3,046
695,674	*	Vectura Group plc	1,496
68,702	*,e	Versartis, Inc	760
737,046	*	Vertex Pharmaceuticals, Inc	63,401
3,506	e	Virbac S.A.	633
20,348	*	ViroMed Co Ltd	2,532
85,626	*,e	Vitae Pharmaceuticals, Inc	924
64,598	*,e	Vital Therapies, Inc	401
23,644		Vitrolife AB	1,310
329,490	*,e	Vivus, Inc	369
37,433	*,e	Voyager Therapeutics, Inc	411
17,521	*,e	vTv Therapeutics, Inc	102
206,274	*	VWR Corp	5,961
224,215	*	Waters Corp	31,536
22,380	*,e	WaVe Life Sciences Pte Ltd	463
12,389		Whanin Pharmaceutical Co Ltd	175
1,882,000	*,e	Winteam Pharmaceutical Group Ltd	746
26,135		Wockhardt Ltd	363
39,569	*,e	XBiotech, Inc	828
114,042	*,e	Xencor Inc	2,166
163,058	*	Xenoport, Inc	1,148
8,025		Yuhan Corp	2,145
83,510	*	Yungjin Pharmaceutical Co Ltd	857
377,050		YungShin Global Holding Corp	555
152,292	*,e	Zafgen, Inc	912
12,398	*,e	Zealand Pharma AS	223
82,400		Zeria Pharmaceutical Co Ltd	1,193
367,095	*,e	ZIOPHARM Oncology, Inc	2,015
1,996,740		Zoetis Inc	94,765
64,009	*,e	Zogenix, Inc	515
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	9,046,713

REAL ESTATE - 4.2%
145,842		360 Capital Industrial Fund	298
16,950,000		8990 Holdings, Inc	2,777
775,941		Abacus Property Group	1,837
171,867		Acadia Realty Trust	6,105
744	*	Activia Properties Inc	3,932
21,039	*	ADLER Real Estate AG.	267
22,716	g	ADO Properties S.A.	876
1,354	*	Advance Residence Investment Corp	3,629
27,923		Aedifica S.A.	2,159
30,276		Aeon Mall Co Ltd	396
16,017	*	AEON REIT Investment Corp	18,300
10,573		Africa Israel Properties Ltd	164
64,039		AG Mortgage Investment Trust	925
1,749,018	e	Agile Property Holdings Ltd	928
62,389		Agree Realty Corp	3,010
1,451,084		AIMS AMP Capital Industrial REIT	1,503
48,788	*	Airport City Ltd	478
3,018,227		Aldar Properties PJSC	2,225
126

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
110,443	e	Alexander & Baldwin, Inc	$3,991
7,034		Alexander’s, Inc	2,879
109,726	e	Alexandria Real Estate Equities, Inc	11,359
76,100		Aliansce Shopping Centers S.A.	334
10,178,858	e	Allco Commercial Real Estate Investment Trust	9,653
32,617		Allied Properties Real Estate Investment Trust	977
15,406		Allreal Holding AG.	2,131
217,145		Alony Hetz Properties & Investments Ltd	1,775
96,833	e	Alstria Office REIT-AG.	1,307
108,775	*,e	Altisource Portfolio Solutions S.A.	3,028
122,310	e	Altisource Residential Corp	1,124
31,322	e	Altus Group Ltd	540
517,400		Amata Corp PCL (Foreign)	189
1,625,878		Amer Group Holding	47
245,571		American Assets Trust,Inc	10,422
294,320		American Campus Communities, Inc	15,561
886,907		American Capital Agency Corp	17,578
110,917		American Capital Mortgage, Inc	1,751
104,750		American Homes 4 Rent	2,145
978,034		American Tower Corp	111,114
294,818		Amot Investments Ltd	1,202
4,497,800		Ananda Development PCL	511
1,469,851		Anant Raj Industries Ltd	1,069
5,646		ANF Immobilier	137
2,091,074	e	Annaly Capital Management, Inc	23,148
222,348		Anworth Mortgage Asset Corp	1,045
4,657,960	*	AP Thailand PCL (Foreign)	977
467,093		Apartment Investment & Management Co (Class A)	20,627
172,966	e	Apollo Commercial Real Estate Finance, Inc	2,780
322,698	e	Apple Hospitality REIT, Inc	6,070
128,499		Ares Commercial Real Estate Corp	1,579
1,604,461		Argosy Property Ltd	1,313
219,780		Armada Hoffler Properties, Inc	3,020
84,808	e	ARMOUR Residential REIT, Inc	1,696
2,061,188		Arrowhead Properties Ltd (Class A)	1,148
57,824		Artis Real Estate Investment Trust	604
2,195,500	e	Ascendas Hospitality Trust	1,100
1,774,800	e	Ascendas India Trust	1,308
563,801	e	Ascendas REIT	1,043
1,941,702		Ascott Residence Trust	1,576
124,806		Ashford Hospitality Prime, Inc	1,765
262,212		Ashford Hospitality Trust, Inc	1,408
1,054,371	*	Attacq Ltd	1,347
33,261	*,e	AV Homes, Inc	406
447,731		AvalonBay Communities, Inc	80,766
1,203,527		Aveo Group	2,870
60,897		Axia Real Estate SOCIMI S.A.	776
910,966		Axis Real Estate Investment Trust	384
7,833,715		Ayala Land, Inc	6,498
33,613		Azrieli Group	1,429
12,948,700		Bangkokland PCL	602
101,900		Barwa Real Estate Co	926
127

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,411		Bayside Land Corp	$483
20,034		Befimmo SCA Sicafi	1,289
4,392,000		Beijing Capital Land Ltd	1,609
3,744,000	*	Beijing Enterprises Medical & Health Group Ltd	277
684,000		Beijing North Star Co	209
2,186,000	*,e	Beijing Properties Holdings Ltd	140
4,847,950		Belle Corp	350
1,202,013	e	Beni Stabili S.p.A.	744
353,932		Big Yellow Group plc	3,685
138,736		Blackstone Mortgage Trust, Inc	3,839
951	*	BLife Investment Corp	2,579
4,685		Blue Square Real Estate Ltd	154
57,540	e	Bluerock Residential Growth REIT, Inc	748
35,346		Boardwalk Real Estate Investment Trust	1,575
538,337		Boston Properties, Inc	71,007
1,121,541		BR Malls Participacoes S.A.	4,486
65,108		BR Properties S.A.	152
167,941		Brandywine Realty Trust	2,821
475,050		British Land Co plc	3,857
326,773		Brixmor Property Group, Inc	8,646
1,080,429		Brookfield Asset Management, Inc	35,743
10,104		Brookfield Canada Office Properties	224
1,188		Brookfield Property Partners LP (Toronto)	27
1,468,478		Bunnings Warehouse Property Trust	4,013
177,322	e	BUWOG AG.	4,105
29,752,414		C C Land Holdings Ltd	7,893
59,984		CA Immobilien Anlagen AG.	1,002
664,300	e	Cache Logistics Trust	425
783,309	e	Cambridge Industrial Trust	320
124,507		Camden Property Trust	11,009
134,074		Canadian Apartment Properties REIT	3,441
33,606		Canadian Real Estate Investment Trust	1,256
622,500	e	CapitaCommercial Trust	685
676,393	e	Capital & Counties Properties	2,693
2,761,580		CapitaLand Ltd	6,341
1,365,743		CapitaMall Trust	2,172
1,368,500		CapitaMalls Malaysia Trust	527
465,032	e	CapitaRetail China Trust	519
232,710		Capstead Mortgage Corp	2,257
495,893		Care Capital Properties, Inc	12,997
263,250		CareTrust REIT, Inc	3,628
4,180,000	*,e	Carnival Group International Holdings Ltd	540
800,060		Castellum AB	11,375
88,833		CatchMark Timber Trust Inc	1,086
1,833,000		Cathay Real Estate Development Co Ltd	830
468,272	e	CBL & Associates Properties, Inc	4,360
923,155	*,e	CBRE Group, Inc	24,445
545,500	e	CDL Hospitality Trusts	572
15,000,000		Cebu Holdings, Inc	1,629
193,218		Cedar Realty Trust, Inc	1,436
103,032	e	Cedar Woods Properties Ltd	335
1,281,000		Central China Real Estate Ltd	244
128

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,333,558		Central Pattana PCL (Foreign)	$2,272
5,503,636		Champion Real Estate Investment Trust	3,118
803,352		Charter Hall Group	3,061
177,316	e	Chatham Lodging Trust	3,897
246,168		Chesapeake Lodging Trust	5,723
4,073,131		Cheuk Nang Holdings Ltd	3,150
3,271,567		Cheung Kong Property Holdings Ltd	20,613
497,705		Chimera Investment Corp	7,814
3,781,500		China Aoyuan Property Group Ltd	829
1,294,000	e	China Merchants Land Ltd	183
3,640,000	*	China Minsheng Drawin Technology Group Ltd	170
12,797,521	*,e	China New Town Development Co Ltd	463
3,809,000	*,e	China Oceanwide Holdings Ltd	425
880,000	e	China Overseas Grand Oceans Group Ltd	260
7,075,127	e	China Overseas Land & Investment Ltd	22,554
1,230,000		China Overseas Property Holdings Ltd	183
5,348,083		China Resources Land Ltd	12,602
3,971,400		China SCE Property Holdings Ltd	857
2,614,000	e	China South City Holdings Ltd	510
3,198,722		China Vanke Co Ltd	6,317
1,342,000	g	China Vast Industrial Urban Development Co Ltd	521
335,500	e	Chinese Estates Holdings Ltd	713
111,845		Choice Properties REIT	1,229
164,088		Chong Hong Construction Co	325
7,136,758	e	CIFI Holdings Group Co Ltd	1,760
151,928		City Developments Ltd	923
64,996	*,e	City Office REIT, Inc	844
339,818		Citycon Oyj	774
21,279	e	Cofinimmo	2,502
62,479		Colliers International Group, Inc	2,134
448,360	e	Colony Financial, Inc	6,882
209,411	e	Colony Starwood Homes	6,370
540,000	e	Colour Life Services Group	375
415,163	e	Columbia Property Trust, Inc	8,884
4,269	*	Comforia Residential REIT, Inc	9,601
186,645		Cominar Real Estate Investment Trust	2,433
890,468		Communications Sales & Leasing, Inc	25,735
25,911		Community Healthcare Trust, Inc	548
408,500		Concentradora Fibra Hotelera Mexicana S.A. de C.V.	323
12,743	e	Consolidated-Tomoka Land Co	605
187,445	*	Conwert Immobilien Invest AG.	3,019
35,444	e	CorEnergy Infrastructure Trust, Inc	1,023
129,508		Coresite Realty	11,486
458,436	e	Corp Inmobiliaria Vesta SAB de C.V.	709
154,601		Corporate Office Properties Trust	4,572
168,555	e	Corrections Corp of America	5,903
5,877,628		Country Garden Holdings Co Ltd	2,486
3,760,500	*	Country Group Development PCL	113
130,425		Countrywide plc	428
772,358		Cousins Properties, Inc	8,033
3,657	*	Crescendo Investment Corp	2,952
1,117,400		Croesus Retail Trust	677
129

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
36,861		Crombie Real Estate Investment Trust	$438
3,597,137		Cromwell Group	2,734
1,255,144		Crown Castle International Corp	127,309
760,000	*	Crown International Corp Ltd	148
5,588,943	e	CSI Properties Ltd	199
96,215		CT Real Estate Investment Trust	1,102
574,097		CubeSmart	17,728
253,512		CyrusOne, Inc	14,110
363,963		CYS Investments, Inc	3,046
118,000	*	D Carnegie & Co AB	1,357
774	*,e	DA Office Investment Corp	4,583
199,700		Daibiru Corp	1,718
890,000		Daikyo, Inc	1,290
2,595,900		Daiman Development BHD	1,417
170,746		Daito Trust Construction Co Ltd	27,723
834,589		Daiwa House Industry Co Ltd	24,509
733	*	Daiwa House REIT Investment Corp	4,307
648,100	g	Dalian Wanda Commercial Properties Co Ltd	4,011
279,289	e	DCT Industrial Trust, Inc	13,417
204,354		DDR Corp	3,707
282,235		Derwent London plc	9,846
391,068		Deutsche Annington Immobilien SE	14,279
105,589	e	Deutsche Euroshop AG.	4,833
362,661		Deutsche Wohnen AG.	12,348
824,733		Dexus Property Group	5,596
1,292,077	*	Deyaar Development PJSC	209
683,369		DiamondRock Hospitality Co	6,171
108,744		DIC Asset AG.	1,030
465,297	e	Digital Realty Trust, Inc	50,713
118,582		Dios Fastigheter AB	844
8,071,927		DLF Ltd	18,052
72,621	*	Dogus Gayrimenkul Yatirim Ortakligi AS	87
380,430		Dongwon Development Co Ltd	1,458
623,830		DoubleDragon Properties Corp	810
144,011		Douglas Emmett, Inc	5,115
47,826		Dream Global Real Estate Investment Trust	347
25,542		Dream Industrial Real Estate Investment Trust	173
44,845		Dream Office Real Estate Investment Trust	645
48,891	*,e	Dream Unlimited Corp	302
458,769		Duke Realty Corp	12,231
234,504		DuPont Fabros Technology, Inc	11,148
101,725		Dynex Capital, Inc	706
70,034	e	Easterly Government Properties, Inc	1,382
628,762		Eastern & Oriental BHD	259
97,395		EastGroup Properties, Inc	6,712
748,900	*	Eco World Development Group BHD	236
290,684		Education Realty Trust, Inc	13,412
2,050,491		Emaar Malls Group PJSC	1,579
7,661,825		Emaar Properties PJSC	13,032
1,322,919		Emira Property Fund Ltd	1,216
3,450,662		Emlak Konut Gayrimenkul Yatiri	3,437
957,333		Emperor International Holdings	192
130

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
454,984		Empire State Realty Trust, Inc	$8,640
356,171		Empiric Student Property plc	511
173,850		Entertainment Properties Trust	14,026
174,085	e,g	Entra ASA	1,640
157,542		Equinix, Inc	61,084
208,370	*	Equity Commonwealth	6,070
439,070	e	Equity Lifestyle Properties, Inc	35,148
237,159		Equity One, Inc	7,632
1,040,663		Equity Residential	71,681
1,074,710	*	Eshraq Properties Co PJSC	227
231,269	e	Essex Property Trust, Inc	52,750
68,901		Eurobank Properties Real Estate Investment Co	541
76,090		Eurocommercial Properties NV	3,240
4,210,000	*	EverChina International Holdings Co. Ltd	153
17,544,663	e	Evergrande Real Estate Group	10,824
510,429		Extra Space Storage, Inc	47,235
827,177		Ezdan Holding Group QSC	4,083
167,267		Fabege AB	2,845
3,784,000	e	Fantasia Holdings Group Co Ltd	462
2,195,407		Far East Consortium	695
697,500	e	Far East Hospitality Trust	316
1,124,812		Farglory Land Development Co Ltd	1,302
29,991	e	Farmland Partners, Inc	339
145,025	*	Fastighets AB Balder	3,675
205,292		Federal Realty Investment Trust	33,986
569,634		FelCor Lodging Trust, Inc	3,549
344,051		Fibra Shop Portafolios Inmobiliarios SAPI de C.V.	309
3,926,606		Fibra Uno Administracion S.A. de C.V.	8,346
18,000,000		Filinvest Development Corp	2,525
55,728,000		Filinvest Land, Inc	2,361
101,308		First Capital Realty, Inc	1,738
355,682		First Industrial Realty Trust, Inc	9,895
217,603		First Potomac Realty Trust	2,002
673,708	e	First Real Estate Investment Trust	625
55,628	e	FirstService Corp	2,544
160,164		Folkestone Education Trust	319
3,035		Fonciere de Paris SIIC	473
8,423		Fonciere Des Regions	744
539,791		Forest City Realty Trust, Inc	12,043
79,885	*,e	Forestar Group, Inc	950
647,177		Fortress Income Fund Ltd	1,583
368,198		Fortress Income Fund Ltd (A Shares)	396
217,494		Four Corners Property Trust, Inc	4,478
309,679	e	Foxtons Group plc	460
286,938		Franklin Street Properties Corp	3,521
9,783,725		Franshion Properties China Ltd	2,768
467,200	e	Frasers Centrepoint Trust	740
785,100		Frasers Hospitality Trust	450
410	e	Frontier Real Estate Investment Corp	2,129
16,550	*	FRP Holdings, Inc	571
570	*	Fukuoka REIT Corp	1,128
2,372,000		Future Land Development Holdin	308
131

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,399,008		Gaming and Leisure Properties, Inc	$82,718
402,385		Gateway Lifestyle	867
82,933		Gazit Globe Ltd	742
9,951		Gazit, Inc	149
1,059,575		GDI Property Group	699
9,081		Gecina S.A.	1,230
9,588,000		Gemdale Properties and Investment Corp Ltd	511
2,215,380		General Growth Properties, Inc	66,063
264,516		Geo Group, Inc	9,041
74,318		Getty Realty Corp	1,594
83,911		Gladstone Commercial Corp	1,417
2,965,891	e	Global Logistic Properties	4,004
404,160	*,e	Global Net Lease, Inc	3,213
212	*	Global One Real Estate Investment Corp	782
1,747,620	*	Globe Trade Centre S.A.	2,946
3,034,895	*	Glorious Property Holdings Ltd	275
6,129	*	GLP J-Reit	7,736
45,237		Godrej Properties Ltd	244
14,180		Goldcrest Co Ltd	224
468,000		Golden Land Property Development PCL	81
970,071		Goodman Property Trust	898
172,337	e	Government Properties Income Trust	3,974
884,491		GPT Group (ASE)	3,597
401,696		Grainger plc	1,136
1,208,071		Gramercy Property Trust	11,138
316,885		Grand City Properties S.A.	6,521
63,577		Granite Real Estate Investment Trust	1,907
38,209		Great Ajax Corp	530
234,078		Great Eagle Holdings Ltd	934
488,821		Great Portland Estates plc	4,092
5,414,964		Green REIT plc	8,347
1,390,000	*,e	Greenland Hong Kong Holdings Ltd	484
611,500	*,e	Greentown China Holdings Ltd	431
1,511		Griffin Land & Nurseries, Inc (Class A)	46
335,108	e	Growthpoint Properties Australia Ltd	792
2,331,666		Growthpoint Properties Ltd	4,074
692,300	*	Grupo GICSA S.A. de C.V.	491
542,000	*	Guangdong Land Holdings Ltd	162
6,326,285	e	Guangzhou R&F Properties Co Ltd	8,020
832,000	e	Guorui Properties Ltd	293
171,172		H&R Real Estate Investment Trust	2,982
53,784	e	Hamborner AG.	581
2,139,988		Hammerson plc	15,413
953,495		Hang Lung Group Ltd	2,873
12,885,419	e	Hang Lung Properties Ltd	26,032
456		Hankyu REIT, Inc	581
85,314	e	Hannon Armstrong Sustainable Infrastructure Capital, Inc	1,843
1,729,408	e	Hansteen Holdings plc	2,348
222,852		Hatteras Financial Corp	3,655
882,247		HCP, Inc	31,214
1,050	*	Health Care & Medical Investment Corp	1,099
316,353		Healthcare Realty Trust, Inc	11,069
132

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
486,425		Healthcare Trust of America, Inc	$15,731
129,500		Heiwa Real Estate Co Ltd	1,647
200,397		Helical Bar plc	759
95,210		Heliopolis Housing	488
349,344		Hemfosa Fastigheter AB	3,596
3,545,975		Henderson Land Development Co Ltd	20,030
119,217	e	Hersha Hospitality Trust	2,045
26,103,898		Hibernia REIT plc	38,818
4,179,042		Highwealth Construction Corp	6,914
351,577		Highwoods Properties, Inc	18,563
104,973	*,e	Hispania Activos Inmobiliarios SAU	1,228
5,793,000	*	HKC Holdings Ltd	106
119,300	*	HNA Innovation Hainan Co Ltd	73
159,600		Ho Bee Investment Ltd	252
294,720		Hong Fok Corp Ltd	147
1,365,094		Hongkong Land Holdings Ltd	8,355
1,136,000	e	Hopson Development Holdings Ltd	1,006
63	*	Hoshino Resorts REIT, Inc	793
378,501		Hospitality Properties Trust	10,901
1,853,248		Host Marriott Corp	30,041
240,225	*	Housing Development & Infrastruture Ltd	370
80,110	*	Howard Hughes Corp	9,158
224,235		Huaku Development Co Ltd	384
120,000		Huang Hsiang Construction Co	150
367,655		Hudson Pacific Properties	10,728
248,766		Hufvudstaden AB (Series A)	3,904
2,292	*,e	Hulic Reit, Inc	4,179
495,362		Hung Poo Real Estate Development Corp	427
371,000		Hung Sheng Construction Co Ltd	191
1,066,000		Hydoo International Holding Ltd	128
673,437		Hyprop Investments Ltd	5,929
390,752		Hysan Development Co Ltd	1,743
15,234		Icade	1,070
1,036	*	Ichigo Real Estate Investment Corp	806
2,834,000		IGB Real Estate Investment Trust	1,132
65,800		Iguatemi Empresa de Shopping Centers S.A.	577
1,468,279		Immobiliare Grande Distribuzione	1,202
1,355,948	*,e,m	Immoeast AG.	0
658,721	*,e,m	Immofinanz ANSPR NACHB AG.	0
646,934	*,e	Immofinanz Immobilien Anlagen AG.	1,388
231,903	e	Independence Realty Trust, Inc	1,897
180,065	*	Indiabulls Real Estate Ltd	250
430	e	Industrial & Infrastructure Fund Investment Corp	2,398
1,076,847		ING Office Fund	3,464
1,880,000		Ingenia Communities Group	4,033
3,263,831	*,e	Inmobiliaria Colonial S.A.	2,384
57,995		InnVest Real Estate Investment Trust	313
30,179		InterRent Real Estate Investment Trust	185
2,729	e	Intershop Holding AG.	1,255
29,782		Intervest Offices	847
337,994	e	Intu Properties plc	1,314
276,648		Invesco Mortgage Capital, Inc	3,787
133

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
4,814	e	Invesco Office J-Reit, Inc	$4,419
13,400	*,e	Investors Cloud Co Ltd	532
361,128	e	Investors Real Estate Trust	2,336
6,689	*	Invincible Investment Corp	4,228
2,439,593		IOI Properties Group Sdn BHD	1,422
303,794		Irish Residential Properties REIT plc	374
643,015		Iron Mountain, Inc	25,611
1,499,756		Is Gayrimenkul Yatirim Ortakligi AS	878
170,888	*,e	iStar Financial, Inc	1,639
1,019	*	Japan Excellent, Inc	1,394
10,362		Japan Hotel REIT Investment Corp	8,738
904	*	Japan Logistics Fund Inc	2,108
329	e	Japan Prime Realty Investment Corp	1,412
365	*	Japan Real Estate Investment Corp	2,254
14,892	*	Japan Rental Housing Investments, Inc	12,205
723	*	Japan Retail Fund Investment Corp	1,846
1,620	*	Japan Senior Living Investment Corp	2,422
1,596,750	m	Jiangsu Future Land Co Ltd	2,414
77,133		Jones Lang LaSalle, Inc	7,517
56,900	e	Jowa Holdings Co Ltd	2,264
13,000,000		Joy City Property Ltd	1,772
2,347,000		K Wah International Holdings Ltd	1,168
328,480		KEE TAI Properties Co Ltd	148
897		Kenedix Realty Investment Corp	5,346
954	e	Kenedix Residential Investment Corp	2,583
1,752	*	Kenedix Retail REIT Corp	4,717
596,400	e	Kenedix, Inc	2,241
384,170		Kennedy-Wilson Holdings, Inc	7,284
547,100	e	Keppel DC REIT	452
2,964,353		Kerry Properties Ltd	7,339
159,900		Killam Apartment Real Estate Investment Trust	1,571
222,659		Kilroy Realty Corp	14,760
231,441		Kimco Realty Corp	7,263
280,000		Kindom Construction Co	156
201,330		Kite Realty Group Trust	5,643
2,430,199		Kiwi Property Group Ltd	2,591
79,600		KLCC Property Holdings BHD	148
82,651		Klepierre	3,647
777,577		Klovern AB (B Shares)	899
129,352		Korea Real Estate Investment Trust Co	422
3,369,130	e	Kowloon Development Co Ltd	3,224
2,172,638	e	K-REIT Asia	1,699
421,249		KSL Holdings BHD	117
154,269		Kungsleden AB	1,004
253,185		Kuoyang Construction Co Ltd	91
2,128,124		KWG Property Holding Ltd	1,242
90,059		Ladder Capital Corp	1,099
82,489,163		Lai Fung Holdings Ltd	1,262
26,773,250		Lai Sun Development Co Ltd	413
139,593		Lamar Advertising Co	9,255
39,121	*	Lamda Development S.A.	189
717,321		Land Securities Group plc	9,982
134

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
5,435,500	e	Langham Hospitality Investments Ltd	$1,918
49,964	e	Lar Espana Real Estate Socimi S.A.	447
345,494		LaSalle Hotel Properties	8,147
6,819	*,e	LaSalle Logiport REIT	6,941
65,480		LEG Immobilien AG.	6,127
1,053,868		Lend Lease Corp Ltd	10,011
376,611		Leopalace21 Corp	2,645
544,012		Lexington Realty Trust	5,500
162,973		Liberty Property Trust	6,473
26,471	*	Lifestyle Properties Development Ltd	7
1,423,781		Link REIT	9,736
3,635,200		Lippo-Mapletree Indonesia Retail Trust	944
340,000		Liu Chong Hing Investment	402
3,432,000		Logan Property Holdings Co Ltd	1,240
506,247		London & Stamford Property plc	1,013
302,000		Long Bon International Co Ltd	168
3,615,178		Longfor Properties Co Ltd	4,717
3,307,800		LPN Development PCL (Foreign)	1,218
236,275		LSR Group (GDR)	670
147,090		LTC Properties, Inc	7,609
90,863		Macerich Co	7,759
307,157		Mack-Cali Realty Corp	8,293
270,201	e	Macquarie CountryWide Trust	966
2,863,938		Macquarie Goodman Group	15,361
1,586,590		Macquarie MEAG Prime REIT	926
1,540,976		Mah Sing Group BHD	563
35,779	*,e,m	Mapeley Ltd	0	^
1,233,141		Mapletree Commercial Trust	1,356
4,780,200		Mapletree Greater China Commercial Trust	3,596
3,853,319		Mapletree Industrial Trust	4,929
1,256,032	e	Mapletree Logistics Trust	935
70,623	*	Marcus & Millichap, Inc	1,795
721,674		Matrix Concepts Holdings BHD	445
25,204		Mazaya Qatar Real Estate Development Q.S.C	92
601,355		Medical Properties Trust, Inc	9,147
228,292	*	Medinet Nasr Housing	311
69,384,116		Megaworld Corp	6,904
39,544		Melisron Ltd	1,590
42,957		Mercialys S.A	915
266,175		Merlin Properties Socimi S.A.	2,809
1,979,300		Mexico Real Estate Management S.A. de C.V.	2,598
750,984		MFA Mortgage Investments, Inc	5,460
1,184,309	e	MGM Growth Properties LLC	31,597
2,694	*	MID Reit, Inc	9,294
248,146		Mid-America Apartment Communities, Inc	26,403
970,929	*	Midland Holdings Ltd	268
220,035		Milestone Apartments Real Estate Investment Trust	3,217
962,000	e	Minmetals Land Ltd	114
1,849,129		Mirvac Group	2,812
1,055,580		Mitsubishi Estate Co Ltd	19,362
1,977,241		Mitsui Fudosan Co Ltd	45,379
216,400		MKH BHD	137
135

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
4,929		Mobimo Holding AG.	$1,121
263,618	e	Monmouth Real Estate Investment Corp (Class A)	3,496
397,441		Monogram Residential Trust, Inc	4,058
26,846		Morguard Real Estate Investment Trust	306
1,842		Mori Hills REIT Investment Corp	2,892
1,120	*	Mori Trust Sogo Reit, Inc	2,125
76,832		Multiplan Empreendimentos Imobiliarios S.A.	1,441
126,592		National Health Investors, Inc	9,506
152,204		National Retail Properties, Inc	7,872
162,094		National Storage Affiliates Trust	3,375
113,780	*	National Storage REIT	134
579,266	e	National Storage REIT	723
1,340,000		Neo-China Land Group Holdings Ltd	272
320,700		New Europe Property Investments plc	3,658
733,068		New Residential Investment Corp	10,146
237,029		New Senior Investment Group, Inc	2,531
16,074,123		New World Development Co Ltd	16,369
266,326	e	New York Mortgage Trust, Inc	1,625
377,131	e	New York REIT, Inc	3,488
497,017		NewRiver Retail Ltd	1,985
108,678		Nexity	5,498
96,449		NexPoint Residential Trust, Inc	1,755
283,763		Nieuwe Steen Investments NV	1,132
391		Nippon Accommodations Fund, Inc	1,783
403	e	Nippon Building Fund, Inc	2,482
900	*	Nippon Healthcare Investment Corp	1,625
1,509	*	Nippon ProLogis REIT, Inc	3,686
4,434	*,e	NIPPON REIT Investment Corp	11,923
762,101		Nomura Real Estate Holdings, Inc	13,317
4,467	*	Nomura Real Estate Master Fund, Inc	7,061
144,486		NorthStar Realty Europe Corp	1,336
2,057,905		NorthStar Realty Finance Corp	23,522
18,464		Northview Apartment Real Estate Investment Trust	321
109,245		NorthWest Healthcare Properties Real Estate Investment Trust	848
400,068		Norwegian Property ASA	437
129,136		NTT Urban Development Corp	1,388
96,906		Oberoi Realty Ltd	391
475,536		Omega Healthcare Investors, Inc	16,144
49,372	e	One Liberty Properties, Inc	1,178
90,900		Open House Co Ltd	2,490
880,000	*	Optics Valley Union Holding Co Ltd	97
51,930	e	Orchid Island Capital, Inc	534
6,374	*	Orix JREIT, Inc	10,977
831,200		OUE Hospitality Trust	423
512,545		Outfront Media, Inc	12,388
920,000		Overseas Chinese Town Asia Holdings Ltd	305
24,329	e	Owens Realty Mortgage, Inc	405
6,713,234		Palm Hills Developments SAE	1,687
370,979		Paramount Group, Inc	5,913
308,000		Parkway Life Real Estate Investment Trust	554
191,680		Parkway Properties, Inc	3,207
136

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,379,556		Parque Arauco S.A.	$4,816
146,892	*	Patrizia Immobilien AG.	3,533
680,200		Pavilion Real Estate Investment Trust	292
248,478	e	Pebblebrook Hotel Trust	6,523
164,569	e	Pennsylvania REIT	3,530
162,140		Pennymac Mortgage Investment Trust	2,632
733,400	e	Perennial Real Estate Holdings Ltd	491
1,816,789		Phoenix Mills Ltd	9,313
415,471		Physicians Realty Trust	8,729
96,226		Piedmont Office Realty Trust, Inc	2,073
8,240,000	*	Ping An Securities Group Holdings Ltd	116
753,200		PLA Administradora Industrial S de RL de C.V.	1,273
720,100		Platinum Group PCL	129
1,886		Plazza AG.	439
1,893,817	e	Poly Hong Kong Investment Ltd	488
6,766,160		Polytec Asset Holdings Ltd	445
254,521	e	Post Properties, Inc	15,539
96,101		Potlatch Corp	3,277
3,910,000		Powerlong Real Estate Holdings Ltd	787
1,249,917		Precinct Properties New Zealand Ltd	1,111
77,418	e	Preferred Apartment Communities, Inc	1,140
2,072	*	Premier Investment Co	2,722
482,968		Primary Health Properties plc	686
2,389,826		Prince Housing & Development Corp	888
918,400		ProLogis Property Mexico S.A. de C.V.	1,487
1,667,294		Prologis, Inc	81,764
2,483,000		Prosperity REIT	1,020
112,046		PS Business Parks, Inc	11,886
39,977		PSP Swiss Property AG.	3,879
5,822,700	*	PT Agung Podomoro Land Tbk	115
9,616,500		PT Alam Sutera Realty Tbk	352
6,297,447		PT Bumi Serpong Damai	1,013
30,615,731		PT Ciputra Development Tbk	3,379
13,232,143		PT Ciputra Property Tbk	618
2,836,364		PT Ciputra Surya Tbk	602
12,412,800	*	PT Hanson International Tbk	738
5,637,500		PT Intiland Development Tbk	250
116,098,430		PT Kawasan Industri Jababeka Tbk	2,507
407,700	*	PT Lippo Cikarang Tbk	240
100,603,048		PT Lippo Karawaci Tbk	8,740
22,264,900		PT Modernland Realty Tbk	743
67,584,900		PT Pakuwon Jati Tbk	3,173
17,663,600		PT Summarecon Agung Tbk	2,443
424,221		Public Storage, Inc	108,427
4,346,170		Puravankara Projects Ltd	3,225
333,324		Pure Industrial Real Estate Trust	1,329
1,810,805	*,e	Purplebricks Group plc	3,254
122,413	e	QTS Realty Trust, Inc	6,853
16,573,469		Quality House PCL	1,260
625,433		Radium Life Tech Co Ltd	203
409,531	e	RAIT Investment Trust	1,282
995,495		RAK Properties PJSC	164
137

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
322,417		Ramco-Gershenson Properties	$6,323
216,663		Rayonier, Inc	5,685
5,500		Raysum Co Ltd	38
40,752		Re/Max Holdings, Inc	1,641
285,593	*	Realia Business S.A.	312
373,237	*,e	Realogy Holdings Corp	10,831
143,797	e	Realty Income Corp	9,974
852,672	e	Rebosis Property Fund Ltd	583
918,000	e,g	Redco Properties Group Ltd	640
1,076,897		Redefine International plc	655
11,666,641		Redefine Properties Ltd	8,955
234,306	e	Redwood Trust, Inc	3,236
26,061,000		Regal Real Estate Investment Trust	6,639
456,398		Regency Centers Corp	38,214
159,071		Reit Ltd	474
13,300		Relo Holdings, Inc	2,354
14,209,250	*,e	Renhe Commercial Holdings Co Ltd	369
637,094		Resilient REIT Ltd	5,708
72,008	e	Resource Capital Corp	926
466,409		Retail Opportunities Investment Corp	10,107
244,746		Retail Properties of America, Inc	4,136
385,186		Rexford Industrial Realty, Inc	8,124
231,913		RioCan Real Estate Investment Trust	5,265
409,072		RLJ Lodging Trust	8,775
41,697	e	RMR Group, Inc	1,291
466,000		Road King Infrastructure	367
934,600		Robinsons Land Corp	588
668,484		Rojana Industrial Park PCL	99
363,500	*	Ronshine China Holdings Ltd	283
90,394		Rouse Properties, Inc	1,650
729,242		Ruentex Development Co Ltd	853
110,854		Ryman Hospitality Properties	5,615
4,998,761		S.A. Corporate Real Estate Fund Nominees Pty Ltd	1,748
1,088,840		Sabana Shari’ah Compliant Industrial REIT	424
340,436		Sabra Healthcare REIT, Inc	7,025
705,588		Safestore Holdings plc	3,486
900	*	Samty Residential Investment Corp	821
4,964,277		Sansiri PCL	262
39,555		Saul Centers, Inc	2,441
340,723		Savills plc	2,788
1,344,900		SC Asset Corp PCL	126
10,039,394		Scentre Group	37,185
468,279		Schroder Real Estate Investment Trust Ltd	315
1,233,880		Segro plc	6,839
1,249	*,e	Sekisui House Reit, Inc	1,684
852		Sekisui House SI Residential Investment Corp	986
151,975		Select Income REIT	3,950
85,741		Selvaag Bolig ASA	327
301,173		Senior Housing Properties Trust	6,273
59,174	e	Seritage Growth Properties	2,949
702,062		Shaftesbury plc	8,262
222,100		Shanghai Erfangji Co Ltd	274
138

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
73,900	*	Shanghai Huili Building Materials Co Ltd	$153
1,601,487		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	2,506
19,995,430	*	Shanghai Real Estate Ltd	531
5,065,000	*	Shanghai Zendai Property Ltd	93
63,700	*	Shenzhen International Enterprise Co Ltd	86
14,725,668		Shenzhen Investment Ltd	5,912
233,100		Shenzhen SEG Co Ltd	156
8,289,815		Shimao Property Holdings Ltd	10,540
352,913	*	Shining Building Business Co Ltd	121
54,332		Shoei Co Ltd	573
622,275		Shopping Centres Australasia Property Group	1,066
19,930,142		Shui On Land Ltd	5,067
550	*	SIA Reit, Inc	2,286
851,716		Siam Future Development PCL	144
206,051		Silver Bay Realty Trust Corp	3,509
978,542		Simon Property Group, Inc	212,246
1,518,500	*	Singha Estate PCL	219
7,323,332		Sino Land Co	12,058
1,834,000	*,e	Sinolink Worldwide Holdings Ltd	195
12,603,820		Sino-Ocean Land Holdings Ltd	5,487
169,614		Sinyi Realty Co	153
171,071	*	Six of October Development & Investment	194
2,799		SK D&D Co Ltd	135
436,816		SL Green Realty Corp	46,508
13,138,290		SM Prime Holdings	7,675
60,251		Smart Real Estate Investment Trust	1,781
1,361,074		Sobha Developers Ltd	6,621
2,723,635	e	Soho China Ltd	1,315
566,600	e	Soilbuild Business Space REIT	289
55,400		Sonae Sierra Brasil S.A.	298
153,306		Sovran Self Storage, Inc	16,085
96,807		Sparkassen Immobilien AG.	906
1,467,400		SPH REIT	1,015
1,055,926	e	Spirit Realty Capital, Inc	13,484
548,209		Sponda Oyj	2,387
1,010,000	e	Spring Real Estate Investment Trust	439
439,977	e	ST Modwen Properties plc	1,579
116,022	*,e	St. Joe Co	2,056
226,212	*	STAG Industrial, Inc	5,386
561,409		Standard Life Investment Property Income Trust Ltd	592
2,200	*	Starts Proceed Investment Corp	3,669
514,110		Starwood Property Trust, Inc	10,652
3,438,238		Stockland Trust Group	12,190
549,449		STORE Capital Corp	16,181
13,317	*,e	Stratus Properties, Inc	249
56,840	e	Sumitomo Real Estate Sales Co Ltd	1,117
424,286		Sumitomo Realty & Development Co Ltd	11,506
407,544		Summit Hotel Properties, Inc	5,396
174,531	e	Sun Communities, Inc	13,376
215,100	e	Sun Frontier Fudousan Co Ltd	2,199
3,736,620		Sun Hung Kai Properties Ltd	45,097
139

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,073,522		Sunac China Holdings Ltd	$1,293
2,430,000		Sunlight Real Estate Investment Trust	1,389
983,915		Sunstone Hotel Investors, Inc	11,876
1,804,098	e	Suntec Real Estate Investment Trust	2,384
1,828,634		Sunteck Realty Ltd	6,672
542,458		Sunway BHD	404
1,169,500		Sunway Real Estate Investment	482
492,400		Supalai PCL	336
697,193		Swire Pacific Ltd (Class A)	7,879
4,857,701		Swire Properties Ltd	12,943
63,703		Swiss Prime Site AG.	5,767
104,311		TAG Tegernsee Immobilien und Beteiligungs AG.	1,369
583,534		Taiwan Land Development Corp	193
773,600	e	Takara Leben Co Ltd	5,929
877	*	Takara Leben Infrastructure Fu	1,042
1,009,277		Talaat Moustafa Group	555
137,856		Tanger Factory Outlet Centers, Inc	5,539
268,293		Taubman Centers, Inc	19,907
174,522		Technopolis plc	688
33,221	*,e	Tejon Ranch Co	785
147,411	e	Terreno Realty Corp	3,814
194,000		Tian Shan Development Holding Ltd	75
467,280		Ticon Industrial Connection PCL (Foreign)	177
99,654	e	Tier REIT, Inc	1,528
172,649		TLG Immobilien AG.	3,631
52,300		TOC Co Ltd	429
796,500		Tokyo Tatemono Co Ltd	9,552
95,015		Tokyu Fudosan Holdings Corp	593
878	*,e	Tokyu REIT, Inc	1,249
182		Top REIT Inc	736
478,611		Torunlar Gayrimenkul Yatirim Ortakligi AS	840
1,606,100	e	Tosei Corp	11,541
2,400	*	Tosei Reit Investment Corp	2,749
43,077	*	Trinity Place Holdings, Inc	331
2,236,548		Tritax Big Box REIT plc	3,897
456,000		Tropicana Corp BHD	117
84,975		Tuan Sing Holdings Ltd	19
741,827		Two Harbors Investment Corp	6,350
204,710,396	*	U City PCL	175
242,256		UDR, Inc	8,944
1,245,800		UEM Land Holdings BHD	320
88,081	e	UMH Properties, Inc	991
106,204	*,e	Unibail-Rodamco	27,474
452,116		Union Properties PJSC	89
653,952		Unite Group plc	5,410
75,497,514	*	Unitech Ltd	7,199
243,276		United Development Co PSC	1,284
76,104	e,m	United Development Funding IV	244
3,167	*,e	United Urban Investment Corp	5,705
699,400		Univentures PCL	120
29,298		Universal Health Realty Income Trust	1,675
958,348		UOA Development BHD	521
140

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
175,592		UOL Group Ltd	$716
220,200		Urban Edge Properties	6,575
72,234	e	Urstadt Biddle Properties, Inc (Class A)	1,790
15,882		Vastned Retail NV	644
981,251		Ventas, Inc	71,455
1,375,982		VEREIT, Inc	13,952
3,446,865		Vicinity Centres	8,599
3,760,200		Vista Land & Lifescapes, Inc	429
207,894		Vornado Realty Trust	20,814
1,600,841		Vukile Property Fund Ltd	1,849
155,530		Wallenstam AB	1,265
39,802		Warehouses De Pauw SCA	3,738
174,331		Washington REIT	5,484
83,102	*	WCM Beteiligungs & Grundbesitz-AG.	300
73,447		Weingarten Realty Investors	2,998
735,832		Welltower, Inc	56,048
36,065		Wereldhave NV	1,629
93,726	e	Western Asset Mortgage Capital Corp	880
2,230,918		Westfield Corp	17,920
1,479,051		Weyerhaeuser Co	44,031
5,416,235	*	WHA Corp PCL	483
6,795,728		Wharf Holdings Ltd	41,471
1,984,064		Wheelock & Co Ltd	9,320
140,757		Whitestone REIT	2,123
217,349		Wihlborgs Fastigheter AB	4,449
371,032	e	Wing Tai Holdings Ltd	450
270,209		Workspace Group plc	2,494
102,813		WP Carey, Inc	7,137
3,563,516	e	WP GLIMCHER, Inc	39,876
335,628	e	Xenia Hotels & Resorts, Inc	5,632
35,500		Xinyuan Real Estate Co Ltd (ADR)	174
1,857,300		Yanlord Land Group Ltd	1,568
788,200	*	Ying Li International Real Estate Ltd	81
12,563		YNH Property BHD	6
904,066	*,e	Yoma Strategic Holdings Ltd	379
495,700		YTL Hospitality REIT	132
3,438,000		Yuexiu Real Estate Investment Trust	1,949
32,582,912		Yuexiul Property Co Ltd	4,020
5,307,120	e	Yuzhou Properties Co	1,481
3,671,800	*	Zhong An Real Estate Ltd	329
		TOTAL REAL ESTATE	4,667,086

RETAILING - 4.0%
128,283	*,e	1-800-FLOWERS.COM, Inc (Class A)	1,157
229,086		Aaron’s, Inc	5,015
18,239		ABC-Mart, Inc	1,224
189,014		Abercrombie & Fitch Co (Class A)	3,366
114,200		Adastria Holdings Co Ltd	4,525
135,268		Advance Auto Parts, Inc	21,863
12,600	e	Alpen Co Ltd	206
1,438,340	*	Amazon.com, Inc	1,029,305
407,356	e	American Eagle Outfitters, Inc	6,489
141

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
17,060	*,e	America’s Car-Mart, Inc	$482
178,627	*,e	AO World plc	333
42,900		AOKI Holdings, Inc	444
39,241		Aoyama Trading Co Ltd	1,447
85,900		Arc Land Sakamoto Co Ltd	954
11,700	*	Asahi Co Ltd	168
68,043	*	Asbury Automotive Group, Inc	3,589
1,797,145	*,e	Ascena Retail Group, Inc	12,562
18,400	e	ASKUL Corp	680
210,656	*	ASOS plc	11,253
57,588		Autobacs Seven Co Ltd	816
20,543	e	AutoCanada, Inc	352
268,067	e	Automotive Holdings Group Ltd	759
49,475	*,e	Autonation, Inc	2,324
103,954	*	AutoZone, Inc	82,523
3,825,255		B&M European Value Retail S.A.	13,035
144,400	*	B2W Companhia Global Do Varejo	423
718,026	e,m	Baoxin Auto Group Ltd	554
132,620	*	Barnes & Noble Education, Inc	1,346
319,676	e	Barnes & Noble, Inc	3,628
11,208,710		Beauty Community PCL (ADR)	2,639
1,667,400		Beauty Community PCL (Foreign)	391
399,554	*	Bed Bath & Beyond, Inc	17,269
43,700		Belluna Co Ltd	245
20,540,000		BEP International Holdings Ltd	1,150
1,447,360		Berjaya Auto BHD	833
1,289,906	n	Best Buy Co, Inc	39,471
76,900		BIC CAMERA, Inc	708
36,334		Big 5 Sporting Goods Corp	337
120,974	e	Big Lots, Inc	6,062
154,589		Bilia AB	3,822
38,936		Blue Nile, Inc	1,066
1,720,022	*,e	boohoo.com plc	1,322
34,852	*,e	Boot Barn Holdings, Inc	300
537,000	*,e,m	Boshiwa International Holding	1
63,975	e	Buckle, Inc	1,663
36,071	*	Build-A-Bear Workshop, Inc	484
217,368	*	Burlington Stores, Inc	14,501
215,166		Burson Group Ltd	892
44,664		Byggmax Group AB	341
152,380	*	Cabela’s, Inc	7,628
229,415		Caleres, Inc	5,554
70,685		Canadian Tire Corp Ltd	7,701
190,400		Canon Marketing Japan, Inc	3,477
620,285		Card Factory plc	2,642
548,210	*,e	Carmax, Inc	26,879
18,128		Cashbuild Ltd	437
60,796		Cato Corp (Class A)	2,293
552,671		Chico’s FAS, Inc	5,919
80,171	e	Children’s Place Retail Stores, Inc	6,428
366,000	*	China Animation Characters Co Ltd	167
2,352,000	*	China Beidahuang Industry Group Holdings Ltd	122
142

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,288,000	e	China Harmony New Energy Auto Holding Ltd	$694
2,200,000	e	China Yongda Automobiles Services Holdings Ltd	926
8,583,500	e	China ZhengTong Auto Services Holdings Ltd	3,174
13,500		Chiyoda Co Ltd	298
13,400		Chori Co Ltd	173
301,000	e	Chow Sang Sang Holding	533
138,100		Cia Hering	638
107,531		Citi Trends, Inc	1,670
55,631		CJ O Shopping Co Ltd	8,511
79,163		Clas Ohlson AB (B Shares)	1,356
388,000	*,e,g	Cogobuy Group	628
93,300		COL PCL (Foreign)	110
29,251	*,e	Conn’s, Inc	220
3,134,147	*,a,e	Container Store Group, Inc	16,768
127,206		Core-Mark Holding Co, Inc	5,961
283,826		CST Brands, Inc	12,227
713,338	*,e	Ctrip.com International Ltd (ADR)	29,390
800,000	e	Dah Chong Hong Holdings Ltd	379
1,220,000		Daohe Global Group Ltd	100
459,800	e	DCM Japan Holdings Co Ltd	3,930
989,612		Debenhams plc	731
31,633		Delek Automotive Systems Ltd	265
4,406		Delticom AG.	76
96,738	*	Destination XL Group, Inc	442
190,029	b,e,m	Dick Smith Holdings Ltd	1
133,488		Dick’s Sporting Goods, Inc	6,015
492,286		Dickson Concepts International Ltd	169
33,382		Dieteren S.A.	1,450
52,662	e	Dillard’s, Inc (Class A)	3,191
1,445,900	*	DNA 2002 PCL	95
55,422		Dogus Otomotiv Servis ve Ticaret AS	205
963,961		Dollar General Corp	90,612
667,727	*	Dollar Tree, Inc	62,927
319,531		Dollarama, Inc	22,309
101,400		Don Quijote Co Ltd	3,768
19,000		Doshisha Co Ltd	365
197,576	e	DSW, Inc (Class A)	4,185
35,396	*	Dufry Group	4,234
21,367	*,e	Duluth Holdings, Inc	523
263,785		Dunelm Group plc	2,769
35,549	g	Dustin Group AB	238
48,900	*	E-Commerce China Dangdang, Inc (ADR)	296
180,583	e	EDION Corp	1,490
198,036	e	El Puerto de Liverpool SAB de C.V.	2,091
2,600,000	*	Empresas La Polar S.A.	120
1,937,700	e	Esprit Holdings Ltd	1,444
373,415	*,e	Etsy, Inc	3,581
92,087	g	Europris ASA	396
596,287		Expedia, Inc	63,385
1,713,541	*	Express Parent LLC	24,864
878,867		Far Eastern Department Stores Co Ltd	475
57,075		Fast Retailing Co Ltd	15,324
143

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
30,411	*	FF Group	$566
136,180		Finish Line, Inc (Class A)	2,750
128,232	*,e	Five Below, Inc	5,951
457,157		Foot Locker, Inc	25,080
215,831	e	Foschini Ltd	2,038
143,652	*,e	Francesca’s Holdings Corp	1,587
82,684	e	Fred’s, Inc (Class A)	1,332
40,461	*	FTD Cos, Inc	1,010
15,000		Fuji Co Ltd	362
544,934	*,m	Future Enterprises Ltd	1,058
36,597	*	Gaiam, Inc (Class A)	283
81,960	e	GAME Digital plc	75
735,081	e	GameStop Corp (Class A)	19,538
540,756	e	Gap, Inc	11,475
52,408	*	Genesco, Inc	3,370
240,262	e	Genuine Parts Co	24,327
159,500		Geo Corp	2,146
2,516,000		Giordano International Ltd	1,161
365,916		GNC Holdings, Inc	8,888
406,799	e	Golden Eagle Retail Group Ltd	454
576,000		Goldlion Holdings Ltd	216
213,368		GOLFZONYUWONHOLDINGS Co Ltd	1,417
13,393,844	e	GOME Electrical Appliances Holdings Ltd	1,602
71,462	e	Greencross Ltd	364
95,138		Group 1 Automotive, Inc	4,696
8,823	*	Groupe Fnac	473
3,559,975	*,e	Groupon, Inc	11,570
242,527	*,e	Grupo Famsa SAB de C.V.	94
11,030		GS Home Shopping, Inc	1,646
141,848	e	Guess?, Inc	2,135
54,100		Gulliver International Co Ltd	444
649		GwangjuShinsegae Co Ltd	143
167,053		Halfords Group plc	718
18,290,000	e	Hang Fat Ginseng Holdings Co Ltd	109
308,725		Hankyu Department Stores, Inc	4,169
1,824		Hanwha Galleria Timeworld Co Ltd	82
1,093,168		Harvey Norman Holdings Ltd	3,804
47,898		Haverty Furniture Cos, Inc	864
10,374,762	e	Hengdeli Holdings Ltd	1,197
914,334		Hennes & Mauritz AB (B Shares)	26,900
51,394	*,e	Hibbett Sports, Inc	1,788
15,200		Hikari Tsushin, Inc	1,273
5,225,628		Home Depot, Inc	667,260
3,480,294		Home Product Center PCL (Foreign)	984
690,204		Home Retail Group	1,413
6,491		Hornbach Baumarkt AG.	175
250,518		Hotai Motor Co Ltd	2,469
33,846		Hotel Shilla Co Ltd	2,008
74,226		HSN, Inc	3,632
72,043	e	Hudson’s Bay Co	869
13,436		Hyundai Department Store Co Ltd	1,512
5,498		Hyundai Home Shopping Network Corp	608
144

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
256,368		Imperial Holdings Ltd	$2,618
851,171		Inchcape plc	7,157
1,457,270		Industria De Diseno Textil S.A.	48,955
35,725		Interpark Corp	186
11,049		Interpark INT Corp	159
32,190,365	*	Intime Retail Group Co Ltd	26,836
269,028		Isetan Mitsukoshi Holdings Ltd	2,395
578,000		IT Ltd	172
33,500	e	Izumi Co Ltd	1,305
884,019		J Front Retailing Co Ltd	9,166
104,109	e	Jardine Cycle & Carriage Ltd	2,848
364,072	e	JB Hi-Fi Ltd	6,598
6,626,532	*	JC Penney Co, Inc	58,844
65,648		JD Sports Fashion plc	1,012
1,157,221	*,e	JD.com, Inc (ADR)	24,568
10,000	e	Jin Co Ltd	392
49,071		John Menzies plc	356
100,000		Joshin Denki Co Ltd	842
24,100	e	Joyful Honda Co Ltd	548
202,883		JUMBO S.A.	2,669
54,900	*,e	Jumei International Holding Ltd (ADR)	227
105,901		KappAhl Holding AB	470
24,687	e	Keiyo Co Ltd	125
92,480		Kering	14,888
2,602,616		Kingfisher plc	11,178
65,000	*	Kintetsu Department Store Co Ltd	216
30,208		Kirkland’s, Inc	443
373,102		Kohl’s Corp	14,148
115,800		Kohnan Shoji Co Ltd	2,145
18,699		Kolao Holdings	128
59,400		Komeri Co Ltd	1,549
549,000		Koradior Holdings Ltd	892
179,800	e	K’s Holdings Corp	3,355
333,625		L Brands, Inc	22,396
32,673	*,e	Lands’ End, Inc	537
22,800	*,e	Laox Co Ltd	158
58,527		LEADCORP, Inc	497
274,903	e	Lewis Group Ltd	821
5,263,119	e	Li & Fung Ltd	2,552
1,431,120	*	Liberty Interactive Corp	36,308
343,158	*	Liberty TripAdvisor Holdings, Inc	7,508
322,275	*	Liberty Ventures	11,947
56,335	e	Lithia Motors, Inc (Class A)	4,004
540,925	*	LKQ Corp	17,147
51,824		Lojas Americanas S.A.	183
561,294		Lojas Americanas S.A.(Preference)	2,810
626,845		Lojas Renner S.A.	4,623
727,984		Lookers plc	1,044
25,865		LOTTE Himart Co Ltd	1,041
9,748		Lotte Shopping Co Ltd	1,724
3,382,869		Lowe’s Companies, Inc	267,822
621,000	e	Luk Fook Holdings International Ltd	1,373
145

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
60,783	*,e	Lumber Liquidators, Inc	$937
807,544		Macy’s, Inc	27,142
1,226,000	e	Maoye International Holdings Ltd	113
57,171	*	MarineMax, Inc	970
59,290		Marisa Lojas S.A.	133
3,481,227		Marks & Spencer Group plc	14,908
358,723		Marui Co Ltd	4,829
33,985		Matas A.S.	578
21,400	e	Matsuya Co Ltd	147
38,680	*,e	Mattress Firm Holding Corp	1,298
360,900		MBM Resources BHD	180
20,772	e	Mekonomen AB	447
1,009,052	*	Michaels Cos, Inc	28,697
368,363		Mobile World Investment Corp	2,036
46,712		Mobilezone Holding AG.	603
34,000		momo.com, Inc	225
73,641		Monro Muffler, Inc	4,681
254,716	e	Mr Price Group Ltd	3,579
269,997	*	Murphy USA, Inc	20,023
1,826,971	e	Myer Holdings Ltd	1,542
135,555		N Brown Group plc	314
1,272,844	*	NetFlix, Inc	116,440
824,467		New Carphone Warehouse plc	3,539
537,000		New World Department Store China Ltd	70
143,540		Next plc	9,485
37,000		Nishimatsuya Chain Co Ltd	525
43,312		Nitori Co Ltd	5,253
78,700		Nojima Corp	1,297
565,365	e	Nordstrom, Inc	21,512
1,585	*	NS Shopping Co Ltd	266
166,127		Nutri/System, Inc	4,213
424,558	*,e	Ocado Ltd	1,310
15,709,563	*,n	Office Depot, Inc	51,999
43,544	*,e	Ollie’s Bargain Outlet Holdings, Inc	1,084
618,612	*,e,g	On the Beach Group plc	1,618
351,376	*,e	O’Reilly Automotive, Inc	95,258
41,879	e	Outerwall, Inc	1,759
33,557	*	Overstock.com, Inc	541
3,124,293	m	Pacific Brands Ltd	2,680
1,350,100		Padini Holdings BHD	794
10,600	e	Pal Co Ltd	250
136,300		Paltac Corp	2,767
300,000		Pantaloon Retail India Ltd	111
17,700	e	Parco Co Ltd	142
325,216	*	Parkson Holdings BHD	65
985,500	e	Parkson Retail Group Ltd	87
61,463	*,e	Party City Holdco, Inc	855
23,100	*,e	PC Depot Corp	347
102,839		PC Jeweller Ltd	590
31,533		Penske Auto Group, Inc	992
45,841	e	PetMed Express, Inc	860
378,574		Pets at Home Group plc	1,174
146

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
495,627	e	Pier 1 Imports, Inc	$2,548
6,596,500	*	Pou Sheng International Holdings Ltd	1,916
180,486		Poundland Group plc	496
71,810		Poya Co Ltd	801
220,952		Premier Investments Ltd	2,374
137,923	*	Priceline.com, Inc	172,184
11,000,700		PT ACE Hardware Indonesia Tbk	773
7,516,344		PT Matahari Department Store Tbk	11,456
718,700	*	PT Mitra Adiperkasa Tbk	227
7,099,600		PT Multipolar Corp Tbk	200
9,160,400		PT Ramayana Lestari Sentosa Tbk	743
1,823,200		PTG Energy PCL	1,281
32,200	*,e	Qunar Cayman Islands Ltd (ADR)	959
1,281,323	*	Rakuten, Inc	13,907
610,474	e	RCG Corp Ltd	677
230,444	e	Rent-A-Center, Inc	2,830
2,450,000	*	Rentian Technology Holdings Ltd	169
107,294	*,e	Restoration Hardware Holdings, Inc	3,077
89,800	*	Right On Co Ltd	1,174
1,741,164		Ripley Corp S.A.	865
234,700		Robinson Department Store PCL	454
779,939		Ross Stores, Inc	44,215
35,900		Ryohin Keikaku Co Ltd	8,749
911,184	e	SA SA International Holdings Ltd	358
457,691		SACI Falabella	3,491
694,301	*	Sally Beauty Holdings, Inc	20,419
43,200	e	Sanrio Co Ltd	769
37,403	*,e	Sears Holdings Corp	509
26,174	*	Sears Hometown and Outlet Stores, Inc	176
171,915	*	Select Comfort Corp	3,676
290,000		Senao International Co Ltd	397
21,600	e	Senshukai Co Ltd	143
14,705	*	Seobu Truck Terminal Co Ltd	304
37,300	e	Seria Co Ltd	3,087
144,900		Shimachu Co Ltd	3,157
19,803		Shimamura Co Ltd	2,946
26,238		Shinsegae Co Ltd	4,465
2,331		Shinsegae International Co Ltd	138
37,222		Shoe Carnival, Inc	933
20,931		Shopper’s Stop Ltd	118
96,555	*	Shutterfly, Inc	4,500
957,970		Siam Global House PCL	372
1,419,000		Sichuan Xinhua Winshare Chainstore Co Ltd	1,538
637,631	n	Signet Jewelers Ltd	52,547
2,860,000	*	Sincere Watch Hong Kong Ltd	154
45,405	g	Sleep Country Canada Holdings, Inc	837
185,417	e	Sonic Automotive, Inc (Class A)	3,173
229,344	*	Sports Direct International plc	982
62,759	*,e	Sportsman’s Warehouse Holdings, Inc	506
10,628	*,g	SRP Groupe S.A.	218
53,367	e	Stage Stores, Inc	260
997,484		Staples, Inc	8,598
147

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
79,600		Start Today Co Ltd	$4,208
73,741	e	Stein Mart, Inc	569
28,183	*,e	Stockmann Oyj Abp (B Share)	163
117,112	e	Super Cheap Auto Group Ltd	775
325,519	*	Super Group Ltd	870
41,356		SuperGroup plc	700
1,370,000		Symphony Holdings Ltd	155
40,000	e	Syuppin Co Ltd	496
154,208	e	Tailored Brands, Inc	1,952
56,819		Takashimaya Co Ltd	407
68,504		Takkt AG.	1,346
1,874,095		Target Corp	130,849
23,400		Telepark Corp	330
7,322,865		Test-Rite International Co	4,549
279,412	e	Tiffany & Co	16,944
93,813	*,e	Tile Shop Holdings, Inc	1,865
83,201	*	Tilly’s, Inc	482
2,142,331		TJX Companies, Inc	165,452
13,300	e	Tokyo Derica Co Ltd	130
394,029		Topps Tiles plc	556
307,431	e	Tractor Supply Co	28,032
620,427		Trade Me Ltd	2,057
224,775	*	TripAdvisor, Inc	14,453
859,157	e	Truworths International Ltd	5,000
105,335	*	Tuesday Morning Corp	739
178,598	*	Ulta Salon Cosmetics & Fragrance, Inc	43,514
74,969	e	Uni-Select, Inc	1,901
19,399		United Arrows Ltd	565
510,264	*	Urban Outfitters, Inc	14,032
46,003		USS Co Ltd	760
10,735		Valora Holding AG.	2,984
120,800		Via Varejo S.A.	280
475,700	*,e	Vipshop Holdings Ltd (ADR)	5,314
56,714	*,e	Vitamin Shoppe, Inc	1,734
65,800	e	VT Holdings Co Ltd	302
216,049	e	Warehouse Group Ltd	427
281,544	*,e	Wayfair, Inc	10,980
73,200	*	West Marine, Inc	614
209,807		WH Smith plc	4,408
120,762	e	Williams-Sonoma, Inc	6,295
5,963	e	Winmark Corp	594
1,043,877		Woolworths Holdings Ltd	5,977
20,800	e	Xebio Co Ltd	294
316,150	g	XXL ASA	3,602
518,185	e	Yamada Denki Co Ltd	2,735
20,500		Yellow Hat Ltd	453
84,701	*,e	Yoox S.p.A	1,966
67,502	*,e,g	Zalando SE	1,787
617,523		Zhongsheng Group Holdings Ltd	337
4,381	*	zooplus AG.	622
40,393	*	Zumiez, Inc	578
		TOTAL RETAILING	4,599,503
148

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
11,828	*,e	Acacia Communications, Inc	$472
193,615		A-DATA Technology Co Ltd	255
178,827	*	Advanced Energy Industries, Inc	6,788
4,021,667	*,e,n	Advanced Micro Devices, Inc	20,671
64,877,968		Advanced Semiconductor Engineering, Inc	73,811
1,279,857	e	Advanced Semiconductor Engineering, Inc (ADR)	7,142
131,000		Advanced Wireless Semiconductor Co	258
255,200	e	Advantest Corp	2,847
90,860	*,e	Aixtron AG.	554
135,202	*	Alpha & Omega Semiconductor Ltd	1,883
74,245	*,e	Ambarella, Inc	3,772
269,225	*	Amkor Technology, Inc	1,548
55,989	e	ams AG.	1,554
877,636		Analog Devices, Inc	49,709
8,114,159		Applied Materials, Inc	194,496
179,555	*	Applied Micro Circuits Corp	1,153
356,176		Ardentec Corp	211
2,843,348		ARM Holdings plc	43,190
58,099	e	ARM Holdings plc (ADR)	2,644
19,362	*	Asia Pacific Systems, Inc	295
41,455		ASM International NV	1,600
331,204	e	ASM Pacific Technology	2,382
21,000		ASMedia Technology, Inc	100
627,187		ASML Holding NV	61,739
19,000		ASPEED Technology, Inc	177
30,371	*	Atto Co Ltd	171
274,524	*	Axcelis Technologies, Inc	739
190,085		BE Semiconductor Industries NV	5,143
1,850,726		Broadcom Ltd	287,603
209,016		Brooks Automation, Inc	2,345
61,110		Cabot Microelectronics Corp	2,587
136,151	*	Cavium, Inc	5,255
50,909	*	Ceva, Inc	1,383
870,000	e	China Electronics Corp Holdings Co Ltd	211
11,538	*,e,m	China Energy Savings Technology, Inc	0
2,926,000	*	China Soft Power Technology Holdings Ltd	99
549,000		Chipbond Technology Corp	705
82,651		ChipMOS TECHNOLOGIES Bermuda Ltd	1,497
600,000		ChipMOS Technologies, Inc	642
273,511	*	Cirrus Logic, Inc	10,610
77,615		Cohu, Inc	842
151,811	*,e	Cree, Inc	3,710
1,363,676	e	Cypress Semiconductor Corp	14,387
384,616		Dainippon Screen Manufacturing Co Ltd	4,186
112,069	*	Dialog Semiconductor plc	3,358
88,986	*	Diodes, Inc	1,672
36,972		Disco Corp	3,344
29,455	*	Dongbu HiTek Co Ltd	476
70,346	*	DSP Group, Inc	746
370,000		Elan Microelectronics Corp	414
149

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
623,400		Elite Advanced Laser Corp	$2,940
235,000		Elite Semiconductor Memory Technology, Inc	216
64,571		eMemory Technology, Inc	642
331,027	*	Entegris, Inc	4,790
8,093		Eo Technics Co Ltd	689
918,000		Epistar Corp	655
322,167	*	E-Ton Solar Tech Co Ltd	120
12,242		Eugene Technology Co Ltd	175
366,000		Everlight Electronics Co Ltd	598
124,776	*	Exar Corp	1,004
274,547	*	Fairchild Semiconductor International, Inc	5,450
200,060		Faraday Technology Corp	211
200,723	*	First Solar, Inc	9,731
659,000		Forhouse Corp	244
246,583	*	Formfactor, Inc	2,217
263,000		Formosa Advanced Technologies Co Ltd	186
12,815,308		GCL Poly Energy Holdings Ltd	1,684
22,605	*	GemVax & Kael Co Ltd	419
25,686		Giga Solar Materials Corp	398
287,986	*	Gigastorage Corp	228
124,976	*	GigOptix, Inc	245
378,273	*	Gintech Energy Corp	310
81,000		Global Unichip Corp	185
124,000	*	Globalwafers Co Ltd	276
193,500		Globetronics Technology BHD	160
976,000		Greatek Electronics, Inc	1,150
241,561	*	Green Energy Technology, Inc	167
12,960	*	G-SMATT GLOBAL Co Ltd	336
1,309,600		Hana Microelectronics PCL (Foreign)	1,104
58,405		Hanmi Semiconductor Co Ltd	714
13,437	*	Hansol LCD, Inc	221
50,901		Hermes Microvision, Inc	2,111
157,000		Holtek Semiconductor, Inc	263
885,000	g	Hua Hong Semiconductor Ltd	829
1,224,132		Hynix Semiconductor, Inc	34,835
225,827	*,e	Imagination Technologies Group plc	584
1,158,455		Infineon Technologies AG.	16,770
2,434,718	*	Inotera Memories, Inc	1,907
170,587	*	Inphi Corp	5,464
499,580	*	Integrated Device Technology, Inc	10,057
15,168,387		Intel Corp	497,523
387,886		Intersil Corp (Class A)	5,252
7,581		ISC Co Ltd	176
118,823		IXYS Corp	1,218
37,900	*,e	JA Solar Holdings Co Ltd (ADR)	260
14,200	*,e	Japan Material Co Ltd	576
19,600	*,e	JinkoSolar Holding Co Ltd (ADR)	399
33,976	*	Jusung Engineering Co Ltd	249
89,268		KC Tech Co Ltd	1,164
1,039,000		King Yuan Electronics Co Ltd	925
247,000		Kinsus Interconnect Technology Corp	544
355,405		Kla-Tencor Corp	26,033
150

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
10,500		Koh Young Technology, Inc	$375
224,730	*,e	Kopin Corp	499
1,549	*	Kulicke & Soffa Industries, Inc	19
677,283	e	Lam Research Corp	56,932
36,000		Land Mark Optoelectronics Corp	510
13,995,000	*	Landing International Development	322
275,742	*,e	Lattice Semiconductor Corp	1,475
9,439		LEENO Industrial Inc	335
344,726		Lextar Electronics Corp	175
649,656		Linear Technology Corp	30,229
150,048		Lite-On Semiconductor Corp	101
36,997		Lumens Co Ltd	122
53,662	*,e	MA-COM Technology Solutions	1,770
228,800		Malaysian Pacific Industries BHD	426
3,775	*,e	Manz Automation AG.	140
1,456,692	e	Marvell Technology Group Ltd	13,882
1,106,249		Maxim Integrated Products, Inc	39,482
184,341	*,e	MaxLinear, Inc	3,314
1,421,894		MediaTek, Inc	10,866
9,000	e	Megachips Corp	99
42,840		Melexis NV	2,692
459,259	*	Mellanox Technologies Ltd	22,026
74,452	*,e	Meyer Burger Technology AG.	266
691,337	e	Microchip Technology, Inc	35,092
4,461,080	*	Micron Technology, Inc	61,385
88,100	e	Micronics Japan Co Ltd	784
682,952	*	Microsemi Corp	22,319
47,400		Mimasu Semiconductor Industry Co Ltd	445
19,400		Mitsui High-Tec, Inc	119
215,314		MKS Instruments, Inc	9,271
92,309	e	Monolithic Power Systems, Inc	6,307
342,000	*	Motech Industries, Inc	359
61,845	*	Nanometrics, Inc	1,286
722,000	*	Nanya Technology Corp	889
727,324		Neo Solar Power Corp	406
153,141	*,e	NeoPhotonics Corp Ltd	1,459
108,940	*,e	Nordic Semiconductor ASA	446
527,752		Novatek Microelectronics Corp Ltd	1,978
11,200	e	Nuflare Technology, Inc	534
11,085		NVE Corp	650
1,789,815		Nvidia Corp	84,139
980,058	*	NXP Semiconductors NV	76,778
3,246,853	*	ON Semiconductor Corp	28,637
25,000		On-Bright Electronics, Inc	166
555,000	*	Orient Semiconductor Electronics Ltd	211
214,127		Orise Technology Co Ltd	181
57,401		Parade Technologies Ltd	551
106,485	*	PDF Solutions, Inc	1,490
724,895		Phison Electronics Corp	6,283
196,651	*	Photronics, Inc	1,752
111,613		Pixart Imaging, Inc	246
101,618		Power Integrations, Inc	5,088
151

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,210,397		Powertech Technology, Inc	$4,935
456,379	*	Qorvo, Inc	25,220
3,092,541		Qualcomm, Inc	165,667
413,000		Radiant Opto-Electronics Corp	652
256,083	*,e	Rambus, Inc	3,094
427,333		Realtek Semiconductor Corp	1,333
1,770,274	*	REC Silicon ASA	317
157,091		Rohm Co Ltd	6,200
80,812	*	Rudolph Technologies, Inc	1,255
184,282		Samsung Electronics Co Ltd	229,496
26,291		Samsung Electronics Co Ltd (Preference)	27,121
88,000	e	Sanken Electric Co Ltd	273
25,774,487	*	Semiconductor Manufacturing International	2,076
216,250	*	Semtech Corp	5,160
35,116		Seoul Semiconductor Co Ltd	456
218,000	*,e	Shanghai Fudan Microelectronics Group Co Ltd	179
61,000		Shindengen Electric Manufacturing Co Ltd	194
110,000	*	Shinkawa Ltd	493
339,600		Shinko Electric Industries	1,663
35,000		ShunSin Technology Holding Ltd	97
88,939	*	Sigma Designs, Inc	572
303,000		Sigurd Microelectronics Corp	222
47,934		Silergy Corp	567
107,451	*	Silicon Laboratories, Inc	5,237
49,831		Silicon Works Co Ltd	1,440
6,602,256		Siliconware Precision Industries Co	10,068
9,498	*	Siltronic AG.	154
486,000		Sino-American Silicon Products, Inc	549
578,000		Sitronix Technology Corp	1,895
339,969		Skyworks Solutions, Inc	21,513
108,542	e	SMA Solar Technology AG.	5,362
1,639,856	e	STMicroelectronics NV	9,574
56,651	*	STS Semiconductor & Telecommunications	111
267,200	e	Sumco Corp	1,712
460,000		Sunplus Technology Co Ltd	173
110,183	*,e	SunPower Corp	1,707
5,309,600		SVI PCL (Foreign)	780
194,000		Taiwan Semiconductor Co Ltd	235
50,347,996		Taiwan Semiconductor Manufacturing Co Ltd	253,739
954,288		Taiwan Surface Mounting Technology Co Ltd	820
309,466		Teradyne, Inc	6,093
222,689		Tessera Technologies, Inc	6,823
2,295,212		Texas Instruments, Inc	143,795
4,571		Tokai Carbon Korea Co Ltd	148
441,281		Tokyo Electron Ltd	37,292
80,000		Tokyo Seimitsu Co Ltd	1,863
532,854		Topco Scientific Co Ltd	1,103
14,831		Toptec Co Ltd	247
65,666	*	Tower Semiconductor Ltd	796
1,746,000	*,m	Trony Solar Holdings Co Ltd.	2
314,000		TrueLight Corp	704
18,934		U-Blox AG.	4,082
152

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
12,100	e	UKC Holdings Corp	$185
89,136	*	Ultra Clean Holdings	507
57,433	*	Ultratech, Inc	1,319
128,900		Ulvac, Inc	3,957
1,548,900		Unisem M BHD	925
27,947,871		United Microelectronics Corp	10,961
3,154,228		Vanguard International Semiconductor Corp	5,214
122,406	*	Veeco Instruments, Inc	2,027
221,425		Visual Photonics Epitaxy Co Ltd	339
478,501		Win Semiconductors Corp	979
2,534,000	*	Winbond Electronics Corp	706
23,269	*	WONIK IPS Co Ltd	462
131,032	*	Xcerra Corp	753
1,365,122		Xilinx, Inc	62,973
140,000		XinTec, Inc	92
4,648,000	e	Xinyi Solar Holdings Ltd	1,846
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	3,099,792

SOFTWARE & SERVICES - 9.6%
82,600	*	21Vianet Group, Inc (ADR)	843
82,256	*,e	2U, Inc	2,419
101,500	*,e	58.COM, Inc (ADR)	4,658
312,347	*	A10 Networks, Inc	2,021
2,164,224		Accenture plc	245,185
275,530	*	ACI Worldwide, Inc	5,376
1,518,210		Activision Blizzard, Inc	60,167
5,391	*	Actoz Soft Co Ltd	93
150,983	*	Actua Corp	1,363
228,572	*	Acxiom Corp	5,026
16,000		Addcn Technology Co Ltd	118
2,750,191	*	Adobe Systems, Inc	263,441
2,000,000	*	AGTech Holdings Ltd	482
5,839		Ahnlab, Inc	259
417,853	*	Akamai Technologies, Inc	23,371
23,031	*,e	Alarm.com Holdings, Inc	590
1,753,771	*,e	Alibaba Group Holding Ltd (ADR)	139,477
44,736	*,e	ALJ Regional Holdings, Inc	224
250,225	*,e	Alliance Data Systems Corp	49,024
249,787		Alpha Systems, Inc	3,992
936,726	*	Alphabet, Inc (Class A)	659,015
1,144,693	*	Alphabet, Inc (Class C)	792,242
55,600		Alten	3,264
532,182		Altium Ltd	2,586
111,874		Altran Technologies S.A.	1,482
545,813		Amadeus IT Holding S.A.	24,048
103,618	*,e	Amber Road, Inc	799
948,596	e	Amdocs Ltd	54,753
60,185	*	American Software, Inc (Class A)	631
90,528	*,e	Angie’s List, Inc	589
107,447	*	Ansys, Inc	9,751
50,755	*,e	Apigee Corp	620
20,008	*,e	Appfolio, Inc	289
153

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
428,688	*	Aspen Technology, Inc	$17,250
174,179		Asseco Poland S.A.	2,310
7,700	e	Ateam, Inc	134
28,192	*,e	Atlassian Corp plc	730
287,072		Atos Origin S.A.	23,669
2,219,501	g	Auto Trader Group plc	10,492
35,960	*	Autobytel, Inc	499
399,382	*	Autodesk, Inc	21,623
1,038,802		Automatic Data Processing, Inc	95,435
54,268		Aveva Group plc	1,231
142,959	*	AVG Technologies NV	2,715
13,596		Axway Software S.A.	312
367,970	*	Baidu, Inc (ADR)	60,770
148,891	*	Bankrate, Inc	1,114
19,300	*,e	Baozun, Inc (ADR)	125
121,171	*,e	Barracuda Networks, Inc	1,835
362,892	*	Bazaarvoice, Inc	1,455
37,951		Bechtle AG.	4,005
29,349	*,e	Benefitfocus, Inc	1,119
22,500	*,e	Bitauto Holdings Ltd (ADR)	607
40,824	*,e	Black Knight Financial Services, Inc	1,535
111,991		Blackbaud, Inc	7,604
131,971	*	Blackhawk Network Holdings, Inc	4,420
100,859	*	Blucora, Inc	1,045
358,095		Booz Allen Hamilton Holding Co	10,614
96,549	*	Bottomline Technologies, Inc	2,079
116,522	*,e	Box, Inc	1,205
999,000	e	Boyaa Interactive International Ltd	364
162,062	*	Brightcove, Inc	1,426
16,100		Broadleaf Co Ltd	148
361,100	e	Broadridge Financial Solutions, Inc	23,544
67,892	*	BroadSoft, Inc	2,786
23,900		Brogent Technologies, Inc	170
1,592,203		CA, Inc	52,272
70,000	*	CAC Holdings Corp	537
65,486	*	CACI International, Inc (Class A)	5,921
640,577	*	Cadence Design Systems, Inc	15,566
195,961	*	Callidus Software, Inc	3,915
13,888		Cancom SE	690
502,618		Cap Gemini S.A.	43,372
42,186	e	Capcom Co Ltd	974
62,387	*,e	Carbonite, Inc	607
108,225	*	Cardtronics, Inc	4,308
46,769	*,e	Care.com, Inc	546
272,593	e	carsales.com Ltd	2,526
26,110		Cass Information Systems, Inc	1,350
198,234	*	CD Projekt Red S.A.	1,381
275,047		CDK Global, Inc	15,262
12,821		Cegid Group	861
328,918	*	CGI Group, Inc	14,051
10,900	*	Changyou.com Ltd (ADR)	218
60,800		Chanjet Information Technology Co Ltd	69
154

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
76,965	*,e	ChannelAdvisor Corp	$1,115
371,020	*,e	Check Point Software Technologies	29,563
25,900	*,e	Cheetah Mobile, Inc (ADR)	246
620,000	*,e	China City Railway Transportation Technology Holdings Co Ltd	113
1,722,000	*,e	Chinasoft International Ltd	677
1,806,732		Cielo S.A.	19,044
204,930	*,e	Cimpress NV	18,952
658,620	*	Citrix Systems, Inc	52,749
1,280,648	*	Cognizant Technology Solutions Corp (Class A)	73,304
107,500	e	COLOPL, Inc	2,138
9,060	*	Com2uSCorp	1,041
157,975	*	Commvault Systems, Inc	6,823
170,637		Computer Modelling Group Ltd	1,366
759,210		Computer Sciences Corp	37,695
511,807		Computershare Ltd	3,539
138,694	*	comScore, Inc	3,312
37,732		Constellation Software, Inc	14,603
212,353		Convergys Corp	5,309
105,700	*,e	COOKPAD, Inc	1,296
194,680	*	Cornerstone OnDemand, Inc	7,410
62,652	*	CoStar Group, Inc	13,699
16,900	*,e	CROOZ, Inc	331
88,684		CSG Systems International, Inc	3,575
660,679		CSRA, Inc	15,480
89,682	*	Cvent, Inc	3,203
245,959	*	CyberArk Software Ltd	11,951
82,567		Cyberlink Corp	177
106,679		Cyient Ltd	776
26,054		Daou Technology, Inc	533
441,895		Dassault Systemes S.A.	33,317
54,296	*,e	Datalink Corp	407
501,400		Datasonic Group BHD	157
27,529	e	Daum Communications	2,240
89,653	*	Demandware, Inc	6,715
230,200	e	Dena Co Ltd	5,385
64,282	*	Descartes Systems Group, Inc	1,229
4,179	*	Devsisters Co Ltd	102
90,316		DH Corp	2,245
257,905	*	DHI Group, Inc	1,607
20,380	*,e	Digimarc Corp	651
45,300	e	Digital Garage, Inc	1,057
57,500	e	Dip Corp	1,551
7,852	*	DoubleUGames Co Ltd	262
136,652		DST Systems, Inc	15,910
82,400		DTS Corp	1,532
18,279		DuzonBIzon Co Ltd	375
782,493		EarthLink Holdings Corp	5,008
3,121,901	*	eBay, Inc	73,084
58,437	e	Ebix, Inc	2,799
30,270		eClerx Services Ltd	649
136,454		Econocom Group	1,566
155

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,164,917	*	Electronic Arts, Inc	$88,254
108,217	*	Ellie Mae, Inc	9,918
147,857		Ementor ASA	1,409
140,443	*,e	Endurance International Group Holdings, Inc	1,263
80,647	*,e	EnerNOC, Inc	510
46,211		Enghouse Systems Ltd	1,960
4,216		Engineering Ingegneria Informatica S.p.A.	308
96,289	*,e	Envestnet, Inc	3,207
109,882		EOH Holdings Ltd	1,040
219,321	*	EPAM Systems, Inc	14,105
59,665		EPIQ Systems, Inc	871
167,542	g	Equiniti Group plc	348
95,303	*	Euronet Worldwide, Inc	6,594
444,210	e	EVERTEC, Inc	6,903
89,123	*	Everyday Health, Inc	702
37,341	*,e	EXA Corp	540
138,718	*	ExlService Holdings, Inc	7,270
37,700	e	F@N Communications, Inc	292
8,016,707	*	Facebook, Inc	916,149
87,544		Fair Isaac Corp	9,893
421,500	e,g	Feiyu Technology International Co Ltd	89
2,400	*,e	FFRI, Inc	87
671,199		Fidelity National Information Services, Inc	49,454
388,212	*,e	FireEye, Inc	6,394
408,053	*	First American Corp	15,702
863,372	*	First Data Corp	9,558
688,687	*	Fiserv, Inc	74,881
125,087	*	Five9, Inc	1,489
302,691	*	FleetCor Technologies, Inc	43,324
124,761	*,e	FleetMatics Group plc	5,406
6,558		Formula Systems 1985 Ltd	213
23,812		Forrester Research, Inc	878
827,552	*	Fortinet, Inc	26,142
75,856	e	F-Secure Oyj	226
63,600	e	FUJI SOFT, Inc	1,506
6,673,592		Fujitsu Ltd	24,541
71,300		Future Architect, Inc	522
13,489	*	GameHi Co Ltd	141
30,644	*	GameLoft	266
4,588	*	Gamevil, Inc	341
162,034	*	Gartner, Inc	15,784
380,587	*	Genpact Ltd	10,215
13,718		GFT Technologies AG.	276
197,895	*	Gigamon, Inc	7,399
689,777		Global Payments, Inc	49,236
17,287	*	Global Sources Ltd	159
65,623	*,e	Globant S.A.	2,582
222,017	*,e	Glu Mobile, Inc	488
90,000	e	GMO internet, Inc	938
50,201	e	GMO Payment Gateway, Inc	2,853
308,042	*,e	GoDaddy, Inc	9,608
135,190	*,e	Gogo, Inc	1,134
156

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,910		Golfzon co Ltd	$175
25,800		Gourmet Navigator, Inc	748
81,250	*	Gravity Co Ltd (ADR)	382
94,800	*,e	Gree, Inc	537
663,921	*,e	GrubHub, Inc	20,628
15,553	*	G-treeBNT Co Ltd	237
63,494	*	GTT Communications, Inc	1,173
59,819	*,e	Guidance Software, Inc	370
259,532	*	Guidewire Software, Inc	16,029
350,014	*,e	GungHo Online Entertainment Inc	948
15,909		Haansoft, Inc	259
121,539		Hackett Group, Inc	1,686
340,195		Hansen Technologies Ltd	864
480,000	*,e	HC International, Inc	309
796,319		HCL Technologies Ltd	8,644
90,387		Hexaware Technologies Ltd	308
1,707,000	*,e	Hi Sun Technology China Ltd	243
66,354	*	Higher One Holdings, Inc	339
132,147	*,e	Hortonworks, Inc	1,413
68,917	*	HubSpot, Inc	2,992
147,915		IAC/InterActiveCorp	8,328
12,700	*,e	iDreamsky Technology Ltd (ADR)	173
1,850,000	e	IGG, Inc	808
110,781	*	Imperva, Inc	4,765
137,972	*,e	inContact, Inc	1,911
90,615	*,e	Indra Sistemas S.A.	963
4,063		Industrial & Financial Systems	174
598,900		Ines Corp	5,928
101,795		Info Edge India Ltd	1,249
241,355	*	Infoblox, Inc	4,528
19,300	*	Infocom Corp	296
842,800	e	Infomart Corp	7,718
75,971	*	Information Services Group, Inc	285
11,400		Information Services International-Dentsu Ltd	178
2,789,751		Infosys Technologies Ltd	48,414
43,045	*,e	Instructure, Inc	818
42,225	*,e	Interactive Intelligence, Inc	1,731
1,970,263		International Business Machines Corp	299,047
50,000		International Games System Co Ltd	418
25,000		Internet Initiative Japan, Inc	512
105,413	*	InterXion Holding NV	3,888
331,115	*	Intralinks Holdings, Inc	2,152
1,507,783		Intuit, Inc	168,284
122,701		iomart Group plc	433
303,746		Iress Market Technology Ltd	2,493
169,699		iSentia Group Ltd	442
238,600	e	Istyle, Inc	1,717
186,260		IT Holdings Corp	4,290
107,900		Itochu Techno-Science Corp	2,325
112,261	e	j2 Global, Inc	7,092
133,606	e	Jack Henry & Associates, Inc	11,660
6,277	*	JCEntertainment Corp	155
157

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,800	*,e	JIG-SAW, Inc	$118
133,468	*,e	Jive Software, Inc	502
34,249		Just Dial Ltd	311
1,082,659	*	Just Eat plc	6,180
27,900		Justsystems Corp	232
52,317		Kainos Group plc	93
22,820	e	Kakaku.com, Inc	453
31,000		Kanematsu Electronics Ltd	547
8,863		KCP Co Ltd	160
13,674		Kginicis Co Ltd	165
10,204		KGMobilians Co Ltd	94
367,406	*	Kinaxis, Inc	14,754
1,792,000	e	Kingdee International Software Group Co Ltd	559
948,061	e	Kingsoft Corp Ltd	1,842
100,000	*,e	KLab, Inc	635
298,268		Konami Corp	11,379
21,400	*,e	KongZhong Corp (ADR)	108
11,919	*	Korea Information & Communications Co Ltd	144
9,452		Korea Information Certificate Authority, Inc	64
360,732		KPIT Cummins Infosystems Ltd	988
13,649	*	KT Hitel Co Ltd	97
251,092		Leidos Holdings, Inc	12,020
282,533	*,e	Limelight Networks, Inc	421
198,437	*	Link Administration Holdings Ltd	1,216
258,159	*	LinkedIn Corp	48,857
85,200		Linx S.A.	427
140,193	*	Lionbridge Technologies	554
125,505	*,e	Liquidity Services, Inc	984
195,362	*	Liveperson, Inc	1,239
69,525	*	LogMeIn, Inc	4,410
14,574	*	Luxoft Holding, Inc	758
11,338	*	Majesco	60
342,087	*	Manhattan Associates, Inc	21,938
79,098		Mantech International Corp (Class A)	2,991
105,682		Marchex, Inc (Class B)	336
97,333	*	Marketo, Inc	3,389
272,000	e	Marvelous AQL, Inc	2,234
3,429,439		MasterCard, Inc (Class A)	301,996
49,125	*,e	Match Group, Inc	741
85,606		Matrix IT Ltd	548
166,724		MAXIMUS, Inc	9,232
115,689	*	MeetMe, Inc	617
490,530		Mentor Graphics Corp	10,429
245,096		Micro Focus International plc	5,288
23,285,717		Microsoft Corp	1,191,530
205,820	*	MicroStrategy, Inc (Class A)	36,023
30,944	*,e	MINDBODY, Inc	499
174,690		MindTree Ltd	1,725
80,518	*	Mitek Systems, Inc	572
4,900		Mitsubishi Research Institute, Inc	150
252,830		Mixi Inc	10,453
104,690	*,e	MobileIron, Inc	319
158

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,661,344	*,e	Mobileye NV	$76,654
54,683	*	Model N, Inc	730
31,200	*,e	Momo, Inc (ADR)	315
103,874	*	MoneyGram International, Inc	712
1,782,777		Moneysupermarket.com Group plc	6,459
161,221		Monotype Imaging Holdings, Inc	3,971
221,355	*	Monster Worldwide, Inc	529
3,200	*,e	Morpho, Inc	186
122,889		Mphasis Ltd	1,048
24,400	*	MTI Ltd	156
9,665,500		My EG Services BHD	4,728
217,792		MYOB Ltd	566
69,570	*,e	Myriad Group AG.	169
852,000	*	National Agricultural Holdings Ltd	185
38,981		Naver Corp	24,149
17,149		NCI, Inc (Class A)	241
16,465		NCsoft	3,390
19,400		NEC Networks & System Integration Corp	343
57,823		Nemetschek AG.	3,136
12,996	*	Neowiz Games Corp	160
250,900		NET One Systems Co Ltd	1,445
162,000	e	NetDragon Websoft, Inc	509
140,500	e	Netease.com (ADR)	27,147
174,536		NetEnt AB	1,728
59,885	*,e	NetSuite, Inc	4,360
143,960	*,e	NeuStar, Inc (Class A)	3,384
50,550	*,e	New Relic, Inc	1,485
8,080,000	*	New Sports Group Ltd	147
171,816		Nexon Co Ltd	2,543
210,729	*	NEXTDC Ltd	554
12,843	*	NHN Entertainment Corp	724
282,952		NIC, Inc	6,208
5,361		Nice Information & Telecommunication, Inc	182
79,013		Nice Systems Ltd	5,028
337,100		Nihon Unisys Ltd	4,168
56,041		NIIT Technologies Ltd	427
147,219		Nintendo Co Ltd	21,155
30,700		Nippon System Development Co Ltd	489
91,440		Nomura Research Institute Ltd	3,354
71,400	*,e	NQ Mobile, Inc (ADR)	264
71,000		NS Solutions Corp	1,094
124,651		NTT Data Corp	5,887
955,550	*	Nuance Communications, Inc	14,935
32,330	*	Numerex Corp	242
8,400	e	OBIC Business Consultants Ltd	377
45,700		Obic Co Ltd	2,516
279,061		Open Text Corp	16,500
98,857	e	Opera Software ASA	796
586,046	*	Optimal Payments plc	3,057
15,047,327		Oracle Corp	615,887
70,949	*	Oracle Corp Japan	3,783
19,095		Otsuka Corp	893
159

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
291,000		Ourgame International Holdings Ltd	$131
413,700		Pacific Online	101
430,782	*,e	Pandora Media, Inc	5,363
30,978	*,e	Park City Group, Inc	278
689,380		Paychex, Inc	41,018
105,615	*,e	Paycom Software, Inc	4,564
48,160	*,e	Paylocity Holding Corp	2,081
4,834,152	*	PayPal Holdings, Inc	176,495
77,789		PC Home Online	862
263,000	e	PCA Corp	3,004
5,240,000	*	Peace Map Holding Ltd	132
219,535		Pegasystems, Inc	5,916
94,268	*	Perficient, Inc	1,915
61,084		Persistent Systems Ltd	632
82,885	*,e	PFSweb, Inc	787
20,100	*	Phoenix New Media Ltd (ADR)	74
91,744	*	Planet Payment, Inc	412
327,774		Playtech Ltd	3,487
126,615		Polaris Software Lab Ltd	367
49,931		POSDATA Co Ltd	277
195,537	*	Progress Software Corp	5,369
437,998	*,e	Proofpoint, Inc	27,633
85,527	*	PROS Holdings, Inc	1,491
319,044	*	PTC, Inc	11,990
59,301	*	Q2 Holdings, Inc	1,662
28,964		QAD, Inc (Class A)	558
117,200	*	Qihoo 360 Technology Co Ltd (ADR)	8,561
463,473	*	QLIK Technologies, Inc	13,710
146,243	*	Qualys, Inc	4,359
95,379	*	QuinStreet, Inc	339
147,890	*,e	Quotient Technology, Inc	1,983
700,239	*	Rackspace Hosting, Inc	14,607
47,228	*,e	Rapid7, Inc	594
57,236	*,e	RealNetworks, Inc	247
211,675	*	RealPage, Inc	4,727
413,230	*	Red Hat, Inc	30,000
120,516		Redcentric plc	273
32,749		Reis, Inc	815
76,400	*,e	RENREN,Inc (ADR)	137
10,113		Reply S.p.A.	1,291
214,967	*	RetailMeNot, Inc	1,657
31,006	e	RIB Software AG.	302
248,643		Rightmove plc	12,144
24,886	*	Rightside Group Ltd	265
218,678	*	RingCentral, Inc	4,312
233,299		Rolta India Ltd	223
62,324	*	Rosetta Stone, Inc	483
190,147	*,e	Rovi Corp	2,974
209,873	*	Rubicon Project, Inc	2,865
625,969		Sabre Corp	16,770
47,466		SafeCharge International Group Ltd	128
2,207,772		Sage Group plc	19,083
160

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
39,334		Saipens International Corp NV	$457
3,893,585	*	Salesforce.com, Inc	309,190
829,300		Samart Corp PCL	401
33,152		Samsung SDS Co Ltd	4,152
934,712		SAP AG.	70,202
57,883	e	Sapiens International Corp NV	678
7,790		SBSi Co Ltd	75
122,101		Science Applications International Corp	7,125
66,929	*	Sciquest, Inc	1,182
434,673	*,g	Scout24 AG.	16,157
11,218	*	SecureWorks Corp	158
1,655,853	*	ServiceNow, Inc	109,949
188,401	*,e	ServiceSource International LLC	759
216,260		Shanghai Baosight Software Co Ltd	403
47,737	*	Shopify, Inc	1,469
44,232	*,e	Shutterstock, Inc	2,026
89,643	*	Silver Spring Networks, Inc	1,089
2,439,700		Silverlake Axis Ltd	936
35,212		SimCorp AS	1,728
77,798	*	Sina Corp	4,035
6,440,000	*	Sino-I Technology Ltd	95
438,000		Sinosoft Technology Group Ltd	249
84,000	e	SMS Co Ltd	1,845
247,877		Softcat plc	1,096
71,684		Software AG.	2,437
101,540		Soft-World International Corp	214
49,730	*	Sohu.com, Inc	1,883
447,272		Sonda S.A.	821
229,753	g	Sophos Group plc	645
44,813	e	Sopra Group S.A.	4,619
243,500	e	SouFun Holdings Ltd (ADR)	1,225
202,674	*,e	Splunk, Inc	10,981
46,795	*	SPS Commerce, Inc	2,836
159,627		Square Enix Co Ltd	5,182
134,223	*,e	Square, Inc	1,215
312,755		SS&C Technologies Holdings, Inc	8,782
65,407	*,e	Stamps.com, Inc	5,718
128,525	*	Starbreeze AB	303
82,942		Sumisho Computer Systems Corp	3,107
4,385	*	SundayToz Corp	115
1,374,000		SUNeVision Holdings Ltd	493
162,502	*	Sykes Enterprises, Inc	4,706
5,381,927	e	Symantec Corp	110,545
99,728	*	Synchronoss Technologies, Inc	3,177
380,098	*	Synopsys, Inc	20,556
136,658	*	Syntel, Inc	6,185
26,100	*	Systena Corp	356
175,000		Systex Corp	306
177,322	*	Tableau Software, Inc	8,675
780,425	*,e	Take-Two Interactive Software, Inc	29,594
69,213	*,e	Tangoe, Inc	534
734,931		Tata Consultancy Services Ltd	27,853
161

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
7,449		Tata Elxsi Ltd	$188
254,668		Tech Mahindra Ltd	1,914
410,893		Technology One Ltd	1,602
51,867	*	TechTarget, Inc	420
125,400		Tecmo Koei Holdings Co Ltd	2,311
109,218	*	TeleNav, Inc	557
74,287		TeleTech Holdings, Inc	2,015
53,046		Temenos Group AG.	2,648
11,292,104		Tencent Holdings Ltd	259,037
860,929	*	Teradata Corp	21,583
387,000	e,g	Tian GE Interactive Holdings Ltd	249
47,099		Tietoenator Oyj	1,290
227,000	*	TiVo, Inc	2,247
14,700	*	TKC	387
495,591		Total System Services, Inc	26,321
114,033		Totvus S.A.	1,084
26,900		Trans Cosmos, Inc/Japan	766
665,858		Travelport Worldwide Ltd	8,583
1,115,000		Travelsky Technology Ltd	2,156
111,903	*	Trend Micro, Inc	4,002
129,805	*,e	TrueCar, Inc	1,019
54,713	*,e	TubeMogul, Inc	651
1,228,156	*,e	Twitter, Inc	20,768
65,953	*	Tyler Technologies, Inc	10,995
75,494	*	Ubisoft Entertainment	2,750
64,280	*	Ultimate Software Group, Inc	13,517
290,698	*,e	Unisys Corp	2,116
68,674		United Internet AG.	2,855
34,774	*	United Online, Inc	383
10,000	e	UNITED, Inc	128
3,110,000	e	V1 Group Ltd	158
105,143		Vakrangee Ltd	293
476,380	*	Vantiv, Inc	26,963
26,420	*	Varonis Systems, Inc	635
73,664	*,e	Vasco Data Security International	1,207
183,055	*	Verint Systems, Inc	6,065
351,603	*,e	VeriSign, Inc	30,400
120,114	*,e	VirnetX Holding Corp	480
102,810	*	Virtusa Corp	2,969
8,268,580		Visa, Inc (Class A)	613,281
421,350	*,e	VMware, Inc (Class A)	24,110
119,656	*,e	WebMD Health Corp (Class A)	6,953
135,195	*	Website Pros, Inc	2,458
14,879	*	Webzen, Inc	244
8,510	*	WeMade Entertainment Co Ltd	188
1,422,145	e	Western Union Co	27,277
183,798	*	WEX, Inc	16,297
925,467		Wipro Ltd	7,671
349,204	e	Wirecard AG.	15,381
71,652	*	Wix.com Ltd	2,175
379,236	*,e	Workday, Inc	28,318
52,703	*,e	Workiva, Inc	720
162

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
33,623	*,g	Worldline S.A.	$978
4,294,091	*,g	Worldpay Group plc	15,629
66,383	*,e	Xactly Corp	850
64,007	*,e	Xero Ltd	835
1,376,005	e	Xerox Corp	13,058
2,300		XING AG.	439
105,252	*	XO Group, Inc	1,835
79,233		XPEC Entertainment, Inc	253
25,900	*	Xunlei Ltd (ADR)	136
62,931	*	Xura, Inc	1,537
5,442,200		Xurpas, Inc	1,939
1,343,048		Yahoo! Japan Corp	5,956
3,732,545	*	Yahoo!, Inc	140,194
78,170	*	Yandex NV	1,708
129,558	*	Yelp, Inc	3,933
31,300	*	YY, Inc (ADR)	1,060
7,923	*	Zedge, Inc	36
186,547	*,e	Zendesk, Inc	4,921
11,179		Zensar Technologies Ltd	161
100,640	*,e	Zillow Group, Inc	3,688
199,701	*,e	Zillow Group, Inc (Class C)	7,245
244,085	*	Zix Corp	915
500,378	g	Zoopla Property Group plc	1,772
1,653,867	*	Zynga, Inc	4,118
		TOTAL SOFTWARE & SERVICES	10,650,113

TECHNOLOGY HARDWARE & EQUIPMENT - 4.0%
279,069	*,e	3D Systems Corp	3,820
792,422		AAC Technologies Holdings, Inc	6,775
153,092	*	accesso Technology Group plc	2,325
2,602,292		Accton Technology Corp	3,508
2,534,762	*	Acer, Inc	1,197
107,492		Adlink Technology, Inc	223
116,600		Adtran, Inc	2,175
192,911	*	ADVA AG. Optical Networking	1,655
40,000		Advanced Ceramic X Corp	224
308,583		Advantech Co Ltd	2,353
63,963	*,e	Aerohive Networks, Inc	423
39,671	*	Agilysys, Inc	415
31,200	e	Ai Holdings Corp	731
1,910	*	Alcatel S.A.	7
284,400		Alpha Networks, Inc	165
810,700		Alps Electric Co Ltd	15,402
146,600		Amano Corp	2,554
524,789		Amphenol Corp (Class A)	30,086
673,685	*	Anixter International, Inc	35,894
115,600	e	Anritsu Corp	667
2,796,000	*,e,m	Anxin-China Holdings Ltd	4
18,749,886	n	Apple, Inc	1,792,489
42,062	*,e	Applied Optoelectronics, Inc	469
74,117	*,e	Arista Networks, Inc	4,772
381,591	*,e	ARRIS International plc	7,998
163

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
304,578	*	Arrow Electronics, Inc	$18,853
36,396		Ascom Holding AG.	579
203,000	*	Asia Optical Co, Inc	168
1,778,464		Asia Vital Components Co Ltd	1,344
663,044		Asustek Computer, Inc	5,488
188,000		Aten International Co Ltd	510
30,761,893		AU Optronics Corp	10,649
259,000		Aurora Corp	421
43,211	e	Austria Technologie & Systemtechnik AG.	520
95,645	*,e	Avid Technology, Inc	556
35,683	*,e	Avigilon Corp	367
218,337		Avnet, Inc	8,845
121,388		AVX Corp	1,648
32,784		Badger Meter, Inc	2,394
21,635		Barco NV	1,411
45,448		Bel Fuse, Inc (Class B)	808
104,672		Belden CDT, Inc	6,319
195,473	*	Benchmark Electronics, Inc	4,134
4,528,000		Benq Corp	1,614
164,000		BenQ Materials Corp	86
46,597		Black Box Corp	609
436,134	*	Blackberry Ltd (New)	2,927
850,000		Boardtek Electronics Corp	1,232
1,379,483		Brocade Communications Systems, Inc	12,664
939,177		Brother Industries Ltd	10,074
4,236,000	*	BYD Electronic International Co Ltd	2,396
89,126	*	CalAmp Corp	1,320
7,061,915		CalComp Electronics Thailand PCL	539
98,081	*	Calix, Inc	678
14,900	*,e	Canon Electronics, Inc	206
1,017,182	e	Canon, Inc	29,041
274,000		Career Technology Co Ltd	143
653,000		Casetek Holdings Ltd	2,302
641,857		Catcher Technology Co Ltd	4,786
288,000		Catic Shenzhen Holdings Ltd	166
305,857		CDW Corp	12,259
295,106	*	Celestica, Inc	2,746
54,000	*	Chaun-Choung Technology Corp	214
377,602		Cheng Uei Precision Industry Co Ltd	494
664,838		Chicony Electronics Co Ltd	1,505
280,663		Chimei Materials Technology Corp	129
5,834,000		China Aerospace International Holdings Ltd	722
1,500,000		China All Access Holdings Ltd	468
489,600	*	China Fiber Optic Network System Group Ltd	42
2,928,000	*	China Healthcare Enterprise Group Ltd	110
3,092,000	*,e	China Innovationpay Group Ltd	145
1,434,000		Chin-Poon Industrial Co	3,104
301,840		Chroma ATE, Inc	721
2,652,660	*	Ciena Corp	49,737
18,980,056		Cisco Systems, Inc	544,538
630,454		Citizen Watch Co Ltd	3,069
29,968	*,e	Clearfield, Inc	536
164

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
441,393		Clevo Co	$373
1,550,394	*	CMC Magnetics Corp	182
197,688		Cognex Corp	8,520
101,974	*	Coherent, Inc	9,359
3,063,736	e	Comba Telecom Systems Holdings Ltd	450
640	e	Comet Holding AG.	485
305,379	*	CommScope Holding Co, Inc	9,476
6,400,688		Compal Electronics, Inc	4,049
5,811,000		Compeq Manufacturing Co	3,106
59,881		Comtech Telecommunications Corp	769
52,516	*,e	Control4 Corp	429
2,663,399	*	Coolpad Group Ltd	498
1,947,500		Coretronic Corp	1,788
1,901,609		Corning, Inc	38,945
305,000		Coxon Precise Industrial Co Ltd	387
43,268	e	CPI Card Group, Inc	217
423,401	*	Cray, Inc	12,668
20,124	*	CrucialTec Co Ltd	181
75,520		CTS Corp	1,353
158,475		Daeduck Electronics Co	995
88,675		Daeduck GDS Co Ltd	1,014
859,000		Daiwabo Co Ltd	1,822
83,646		Daktronics, Inc	523
25,334		Datalogic S.p.A.	408
185,663	e	DataTec Ltd	553
1,217,600		Delta Electronics Thai PCL	2,373
1,876,988		Delta Electronics, Inc	9,158
45,000		Denki Kogyo Co Ltd	196
33,100		Dexerials Corp	232
141,791		Diebold, Inc	3,521
112,712	*	Digi International, Inc	1,209
4,425,000	e	Digital China Holdings Ltd	3,359
18,359		Digital Multimedia Technologies S.p.A.	932
583,421	*	D-Link Corp	196
262,285	e	Dolby Laboratories, Inc (Class A)	12,550
41,917	*,e	DTS, Inc	1,109
413,000		Dynapack International Technology Corp	612
282,500		Eastern Communications Co Ltd	214
42,130	*,e	Eastman Kodak Co	677
106,590	*	EchoStar Corp (Class A)	4,232
54,000	*	Egis Technology, Inc	261
31,771		Eizo Nanao Corp	850
15,400		Elecom Co Ltd	320
65,983		Electro Rent Corp	1,017
59,751		Electro Scientific Industries, Inc	349
532,374		Electrocomponents plc	1,851
194,402	*	Electronics for Imaging, Inc	8,367
7,200		Elematec Corp	145
356,654		Elite Material Co Ltd	838
1,332,324		Elitegroup Computer Systems Co Ltd	796
3,567,091		EMC Corp	96,918
197,385	*	EMCORE Corp	1,172
165

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
36,000		Ennoconn Corp	$484
9,800		Enplas Corp	258
14,833	*	ePlus, Inc	1,213
5,463,386		Ericsson (LM) (B Shares)	41,973
24,454		Esprinet S.p.A.	140
47,792		Evertz Technologies Ltd	677
33,367		EVS Broadcast Equipment S.A.	1,076
775,338	*	Extreme Networks, Inc	2,628
458,386	*,e	F5 Networks, Inc	52,183
120,786	*,e	Fabrinet	4,484
40,002	*	FARO Technologies, Inc	1,353
75,783		FEI Co	8,100
750,819	*,e	Fingerprint Cards AB	7,351
362,631	*	Finisar Corp	6,350
174,317		Firich Enterprises Co Ltd	339
1,230,346	*,e	Fitbit, Inc	15,035
1,139,990		FLEXium Interconnect, Inc	2,976
1,710,247	*	Flextronics International Ltd	20,181
339,720		Flir Systems, Inc	10,514
102,310		Flytech Technology Co Ltd	325
855,895		Foxconn Technology Co Ltd	2,022
947,881		Fujifilm Holdings Corp	36,778
15,918,000	*,e	GCL New Energy Holdings Ltd	693
66,487		Gemalto NV	4,028
1,055,000		General Interface Solution Holding Ltd	2,598
58,909	*	Genius Electronic Optical Co Ltd	97
1,577,000		Getac Technology Corp	1,113
1,437,000		Gigabyte Technology Co Ltd	1,713
884,000		Goldpac Group Ltd	249
5,710	*	Green Cross Cell Corp	191
899,693		Halma plc	12,237
23,500		Hamamatsu Photonics KK	659
2,239,330		HannStar Display Corp	350
183,887	*,e	Harmonic, Inc	524
171,755		Harris Corp	14,331
6,783,913		Hewlett Packard Enterprise Co	123,942
158,944	e	Hexagon AB (B Shares)	5,817
633,799		High Tech Computer Corp	2,052
8,400		Hirose Electric Co Ltd	1,033
724,832		Hitachi High-Technologies Corp	19,837
44,000	e	Hitachi Kokusai Electric, Inc	737
11,665,098	*	Hitachi Ltd	48,875
330,100		Hitachi Maxell Ltd	4,491
443,100		Holystone Enterprise Co Ltd	461
25,742,057		Hon Hai Precision Industry Co, Ltd	66,319
30,695		Horiba Ltd	1,351
53,600		Hosiden Corp	333
4,807,232		HP, Inc	60,331
28,520		Humax Co Ltd	339
299,200		Ibiden Co Ltd	3,383
8,200		Icom, Inc	161
200,476		ICP Electronics, Inc	239
166

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
315,389	*,e	IDEX ASA	$298
228,745	*	II-VI, Inc	4,291
14,742	*	Iljin Materials Co Ltd	238
68,373	*,e	Immersion Corp	502
613,840		Inari Amertron BHD	453
1,442	e	Inficon Holding AG.	488
324,228	*,e	Infinera Corp	3,657
44,234		Ingenico	5,127
1,089,224		Ingram Micro, Inc (Class A)	37,883
31,768,219		InnoLux Display Corp	10,734
146,878	*	Insight Enterprises, Inc	3,819
5,454,700		Integrated Micro-Electronics, Inc	653
93,141	e	InterDigital, Inc	5,186
186,956	*,e	InvenSense, Inc	1,146
4,123,535		Inventec Co Ltd	2,948
65,281	*	IPG Photonics Corp	5,222
7,300	e	Iriso Electronics Co Ltd	408
83,700		ITC Networks Corp	1,049
739,357		ITEQ Corp	747
82,385	*	Itron, Inc	3,551
24,516	e	Ituran Location and Control Ltd	556
264,005	*	Ixia	2,593
805,034	e	Jabil Circuit, Inc	14,869
153,493		Japan Aviation Electronics Industry Ltd	2,117
11,400	e	Japan Cash Machine Co Ltd	91
15,800		Japan Digital Laboratory Co Ltd	215
292,100	*,e	Japan Display, Inc	475
121,535		Japan Radio Co Ltd	307
1,671,400		JCY International BHD	250
107,223		Jenoptik AG.	1,768
2,913,125		Ju Teng International Holdings Ltd	1,167
753,982		Juniper Networks, Inc	16,957
46,400		Kaga Electronics Co Ltd	525
12,371		Kapsch TrafficCom AG.	463
246,900		KCE Electronics PCL	587
24,303		Keyence Corp	16,583
459,909	*	Keysight Technologies, Inc	13,379
13,639		KH Vatec Co Ltd	144
70,916	*	Kimball Electronics, Inc	883
977,500		Kingboard Chemical Holdings Ltd	1,949
861,500		Kingboard Laminates Holdings Ltd	531
18,000	*	Kingpak Technology, Inc	178
205,732	*,e	Knowles Corp	2,814
66,600	e	Koa Corp	470
11,018		KONA I Co Ltd	163
596,209		Konica Minolta Holdings, Inc	4,343
141,633		Kudelski S.A.	2,816
39,727	*,e	KVH Industries, Inc	306
272,310		Kyocera Corp	12,957
516,866		Laird Group plc	2,261
283,892		Largan Precision Co Ltd	26,255
7,070,753		Lenovo Group Ltd	4,298
167

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
286,348	e	Lexmark International, Inc (Class A)	$10,810
12,502		LG Innotek Co Ltd	862
214,276		LG.Philips LCD Co Ltd	4,961
5,177,272		Lite-On Technology Corp	7,131
90,698		Littelfuse, Inc	10,720
555,334	e	Logitech International S.A.	9,028
58,000		Lotes Co Ltd	166
1,429,485	*	Lumentum Holdings, Inc	34,594
97,300		Macnica Fuji Electronics Holdings, Inc	1,007
123,300		Marubun Corp	701
45,700		Maruwa Co Ltd	1,343
80,150	*,e	Maxwell Technologies, Inc	423
34,200		Melco Holdings, Inc	701
146,076		Merry Electronics Co Ltd	319
7,292	e	Mesa Laboratories, Inc	897
179,954		Methode Electronics, Inc	6,160
237,561	e	Micronic Laser Systems AB	1,776
2,729,000		Micro-Star International Co Ltd	5,040
793,000		MIN AIK Technology Co Ltd	1,069
2,099,500		Mitac Holdings Corp	1,556
67,000	e	Mitsumi Electric Co Ltd	270
367,219		Motorola, Inc	24,225
44,372		MTS Systems Corp	1,945
57,312	*	Multi-Fineline Electronix, Inc	1,330
424,400		Murata Manufacturing Co Ltd	47,581
592,000		Nan Ya Printed Circuit Board Corp	539
196,000		Nanjing Panda Electronics	148
54,000		Nanjing Sample Technology Co Ltd	107
215,656		National Instruments Corp	5,909
238,806	*	NCR Corp	6,632
2,147,382		NEC Corp	5,003
113,449	e	Neopost S.A.	2,600
351,318		NetApp, Inc	8,639
169,119	*	Netgear, Inc	8,040
227,817	*	Netscout Systems, Inc	5,069
170,626		Nichicon Corp	1,109
185,214	*,e	Nimble Storage, Inc	1,474
18,200	e	Nippon Ceramic Co Ltd	342
1,850,150		Nippon Electric Glass Co Ltd	7,723
44,500		Nippon Signal Co Ltd	348
18,500	e	Nohmi Bosai Ltd	248
845,865	e	Nokia Corp	4,813
8,509,399		Nokia Oyj (Turquoise)	48,465
113,338	*	Novanta, Inc	1,717
237,408	*,e	Oclaro, Inc	1,159
688,000		Oki Electric Industry Co Ltd	920
568,656		Omron Corp	18,561
12,500	*	Optex Co Ltd	322
62,287	*	Orbotech Ltd	1,591
56,135	*	OSI Systems, Inc	3,263
64,322		Oxford Instruments plc	609
206,546	*	Palo Alto Networks, Inc	25,331
168

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
352,224		Pan-International Industrial	$136
95,520		Park Electrochemical Corp	1,388
14,543	*,e	Parrot S.A.	203
275,801		Partron Co Ltd	2,548
2,349,000	e	PAX Global Technology Ltd	2,068
52,319		PC Connection, Inc	1,245
1,894,917		Pegatron Technology Corp	4,025
125,916		Plantronics, Inc	5,540
112,419	*	Plexus Corp	4,857
327,446	*	Polycom, Inc	3,684
39,578		Posiflex Technology, Inc	191
931,606		Premier Farnell plc	2,043
2,124,000		Primax Electronics Ltd	2,792
753,000	*	Prime View International Co Ltd	419
146,714	*,e	Pure Storage, Inc	1,599
318,944	*	QLogic Corp	4,701
2,506,338		Quanta Computer, Inc	4,776
145,709	*	Radisys Corp	653
48,559	*,e	Radware Ltd	547
521,930		Redington India Ltd	803
95,925		Renishaw plc	2,793
529,311		Ricoh Co Ltd	4,588
9,879		RICOH INDIA Ltd	31
50,400		Riso Kagaku Corp	665
2,461,000	*	Ritek Corp	213
63,385	*	Rofin-Sinar Technologies, Inc	2,025
43,326	*	Rogers Corp	2,647
6,900	*	Roland DG Corp	123
86,500		Ryosan Co Ltd	2,067
16,700	e	Ryoyo Electro Corp	219
9,569		Sam Young Electronics Co Ltd	101
49,157		Samsung Electro-Mechanics Co Ltd	2,154
51,060		Samsung SDI Co Ltd	4,834
551,844		Sandvine Corp	1,136
357,087	*	Sanmina Corp	9,574
113,346	*	Scansource, Inc	4,206
24,677	e	Seagate Technology, Inc	601
421,900		Seiko Epson Corp	6,764
120,000		Senao Networks, Inc	596
394,000		Sercomm Corp	884
9,193		SFA Engineering Corp	399
118,300	*	Shanghai Potevio Co Ltd	213
152,876		Shimadzu Corp	2,298
438,704	*	ShoreTel, Inc	2,935
27,438	*,e	Sierra Wireless, Inc	465
79,800	e	Siix Corp	2,749
12,193	e	Silicom Ltd	365
90,713	*,e	Silicon Graphics International Corp	456
266,404		Simplo Technology Co Ltd	938
1,114,661		Sinbon Electronics Co Ltd	2,517
4,332		Sindoh Co Ltd	189
206,000		SMK Corp	709
169

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
108,890	*	Sonus Networks, Inc	$946
115,215		Spectris plc	2,805
2,248		Spigen Korea Co Ltd	129
792,368		Spirent Communications plc	857
101,236		Sterlite Technologies Ltd	133
113,937	*,e	Stratasys Ltd	2,608
35,550,000	*,e	Suncorp Technologies Ltd	486
1,503,000	e	Sunny Optical Technology Group Co Ltd	5,292
90,375	*	Super Micro Computer, Inc	2,246
280,086		SVA Electron Co Ltd	244
104,633	*,e	Synaptics, Inc	5,624
69,384		SYNNEX Corp	6,579
1,156,418		Synnex Technology International Corp	1,255
47,138	*,e	Systemax, Inc	402
175,972		Taiflex Scientific Co Ltd	196
850,577		Taiwan PCB Techvest Co Ltd	801
228,003	e	Taiyo Yuden Co Ltd	1,990
1,816,000	e	TCL Communication Technology Holdings Ltd	1,681
177,990		TDK Corp	9,963
334,956		TE Connectivity Ltd	19,129
159,940	*	Tech Data Corp	11,492
440,000		Technovator International Ltd	226
237,215	e	Telit Communications plc	772
139,495		Test Research, Inc	186
465,291	*,e	Thin Film Electronics ASA	219
46,099	*	Tobii AB	352
128,625		Tong Hsing Electronic Industries Ltd	456
30,920,000	e	Tongda Group Holdings Ltd	6,075
86,200	e	Topcon Corp	853
722,000	*	Topsearch International Holdings Ltd	221
105,000		Toshiba TEC Corp	372
19,800		Toyo Corp/Chuo-ku	189
263,000		TPK Holding Co Ltd	514
1,940,000	e	Tpv Technology Ltd	372
115,608		Transcend Information, Inc	352
604,000		Trigiant Group Ltd	96
459,061	*	Trimble Navigation Ltd	11,183
1,248,832		Tripod Technology Corp	2,434
7,134,000	e	Truly International Holdings	3,436
22,800		TSC Auto ID Technology Co Ltd	185
388,585	*	TTM Technologies, Inc	2,926
674,039		TXC Corp	940
64,804	e	Ubiquiti Networks, Inc	2,505
1,218,883		Unimicron Technology Corp	538
772,937		Unitech Printed Circuit Board Corp	252
170,829	*	Universal Display Corp	11,582
92,197	*	USA Technologies, Inc	394
797,895		Venture Corp Ltd	4,904
243,659	*	VeriFone Systems, Inc	4,517
104,369	*,e	Viasat, Inc	7,452
560,560	*	Viavi Solutions, Inc	3,717
325,602		Vishay Intertechnology, Inc	4,034
170

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
71,567	*	Vishay Precision Group, Inc	$960
3,431,500		VS Industry Bhd	1,008
1,694,800	e	VST Holdings Ltd	483
138,000	e	Vtech Holdings Ltd	1,455
118,300	e	Wacom Co Ltd	461
1,299,000		Wah Lee Industrial Corp	1,898
2,363,395		Walsin Technology Corp	2,160
3,548,000	e	Wasion Group Holdings Ltd	1,897
1,237,316	e,n	Western Digital Corp	58,476
4,871		Wincor Nixdorf AG.	283
25,527	*	Wincor Nixdorf AG. (Tender)	1,364
190,500	*,b,m	Wintek Corp	0	^
2,214,959		Wistron Corp	1,549
224,777		Wistron NeWeb Corp	577
1,210,732		WPG Holdings Co Ltd	1,414
1,505,570		WT Microelectronics Co Ltd	1,903
131,101		Xaar plc	730
15,750	*,m	Ya Hsin Industrial Co Ltd	0
426,000		Yageo Corp	709
54,193		Yamatake Corp	1,596
560,000	g	Yangtze Optical Fibre and Cable Joint Stock Ltd	636
70,338		Yaskawa Electric Corp	918
353,684		Yokogawa Electric Corp	3,989
111,666	*	Zebra Technologies Corp (Class A)	5,594
364,405		Zhen Ding Technology Holding Ltd	659
277,000		Zinwell Corp	344
784,738	e	ZTE Corp	998
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	4,420,406

TELECOMMUNICATION SERVICES - 3.1%
9,241		012 Smile.Communications Ltd	221
234,840	*,e	8x8, Inc	3,431
968,089		Advanced Info Service PCL (Foreign)	4,362
498,462		AFK Sistema (GDR)	3,753
4,846,659	*	Alibaba Health Information Technology Ltd	3,577
42,392,476		America Movil S.A. de C.V. (Series L)	26,016
335,750		APT Satellite Holdings Ltd	236
2,116,836	*	Asia Pacific Telecom Co Ltd	707
15,324,919		AT&T, Inc	662,190
37,888		ATN International, Inc	2,948
717,600	*,e	Axtel SAB de C.V.	246
1,095,684		BCE, Inc	51,852
338,473		Belgacom S.A.	10,756
11,678,068		Bezeq Israeli Telecommunication Corp Ltd	23,133
1,705,572		Bharti Airtel Ltd	9,293
2,156,459		Bharti Infratel Ltd	11,050
126,763	*	Boingo Wireless, Inc	1,131
9,852,980		BT Group plc	54,158
135,172	*	Cellcom Israel Ltd	904
130,596	e,g	Cellnex Telecom SAU	2,049
1,884,122		CenturyTel, Inc	54,658
5,865,371		China Communications Services Corp Ltd	3,074
171

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
10,137,399	e	China Mobile Hong Kong Ltd	$117,130
16,796,457		China Telecom Corp Ltd	7,554
6,605,681		China Unicom Ltd	6,888
376,253		Chorus Ltd	1,136
6,461,988		Chunghwa Telecom Co Ltd	23,371
766,320	*	Cincinnati Bell, Inc	3,502
3,565,000		Citic 1616 Holdings Ltd	1,348
99,569		Cogent Communications Group, Inc	3,989
313,470		Com Hem Holding AB	2,647
120,737	e	Consolidated Communications Holdings, Inc	3,289
6,094,517		Deutsche Telekom AG.	103,925
3,384,639		Digi.Com BHD	4,017
37,174	e	Drillisch AG.	1,428
324,507		Elisa Oyj (Series A)	12,469
2,825,712		Emirates Telecommunications Group Co PJSC	14,579
107,296		Empresa Nacional de Telecomunicaciones S.A.	972
80,697	*,e,g	Euskaltel S.A.	730
53,929	*,e	Fairpoint Communications, Inc	792
1,529,236		Far EasTone Telecommunications Co Ltd	3,703
2,339,562	*	France Telecom S.A.	38,042
359,312		Freenet AG.	9,254
2,782,434	e	Frontier Communications Corp	13,745
92,168	*	General Communication, Inc (Class A)	1,456
1,827,057	*,e	Globalstar, Inc	2,211
84,021		Globe Telecom, Inc	4,247
28,997	*	Hawaiian Telcom Holdco, Inc	614
364,958		Hellenic Telecommunications Organization S.A.	3,335
305,763	*	Himachal Futuristic Communications	83
1,275,000	e	HKBN Ltd	1,345
2,777,127		HKT Trust and HKT Ltd	4,002
4,838,651		Hutchison Telecommunications Hong Kong Holdings Ltd	1,639
1,541,599		Idea Cellular Ltd	2,443
118,494		IDT Corp (Class B)	1,681
26,548		Iliad S.A.	5,359
203,639	g	Infrastrutture Wireless Italiane S.p.A	899
205,518		Inmarsat plc	2,215
161,993		Inteliquent, Inc	3,222
193,486	*,e	Iridium Communications, Inc	1,718
73,500	*,e	Japan Communications, Inc	166
2,804,400		Jasmine International PCL	452
648,026		Kcom Group plc	910
1,480,000		KDDI Corp	45,006
25,394		KT Corp	656
248,674	*,e,m	Let’s GOWEX S.A.	3
2,022,670	*	Level 3 Communications, Inc	104,147
199,842		LG Telecom Ltd	1,898
48,910	*	Lumos Networks Corp	592
1,275,072		Magyar Telekom	2,000
21,668	e	Manitoba Telecom Services, Inc	636
1,768,790		Maxis BHD	2,586
134,679		MegaFon OAO (GDR)	1,406
89,830		Millicom International Cellular S.A.	5,510
172

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
889,918		Mobile TeleSystems (ADR)	$7,369
284,409		MobileOne Ltd	578
28,286	*	Mobistar S.A.	654
1,775,901		MTN Group Ltd	17,259
504,317		Netia S.A.	528
121,062	*	NII Holdings, Inc	385
1,664,960		Nippon Telegraph & Telephone Corp	78,078
2,583,688		NTT DoCoMo, Inc	69,678
27,777		Numericable-SFR SAS	694
170,263		Ooredoo QSC	4,134
2,558,208	*	Orascom Telecom Holding SAE	919
2,379,939	*	Orascom Telecom Media And Technology Holding SAE	145
148,008	*	Orbcomm, Inc	1,473
124,738	*	Partner Communications	571
8,620,276		PCCW Ltd	5,792
25,252	*	pdvWireless, Inc	540
213,642		Philippine Long Distance Telephone Co	9,765
2,964,411	*	PT Excelcomindo Pratama	824
600,000	*	PT Indosat Tbk	290
959,500		PT Link Net Tbk	296
120,185,424		PT Telekomunikasi Indonesia Persero Tbk	36,566
806,950	*	Reliance Communication Ventures Ltd	612
951,239		Rogers Communications, Inc (Class B)	38,508
136,609		Rostelecom (ADR)	1,184
2,726,102		Royal KPN NV	9,717
246,019	*	SBA Communications Corp (Class A)	26,555
128,280	*	Sejong Telecom, Inc	151
137,302		Shenandoah Telecom Co	5,363
16,774,116		Singapore Telecommunications Ltd	51,809
18,884		SK Telecom Co Ltd	3,548
1,172,035	e	SmarTone Telecommunications Holding Ltd	2,094
1,246,155		Softbank Corp	70,473
51,137		Spok Holdings, Inc	980
1,340,366	*,e	Sprint Corp	6,072
914,724	e	StarHub Ltd	2,581
23,602	*,e	Straight Path Communications, Inc	653
64,287	g	Sunrise Communications Group AG.	4,110
11,753		Swisscom AG.	5,839
1,625,942		Taiwan Mobile Co Ltd	5,683
1,214,817	e	TalkTalk Telecom Group plc	3,545
111,020		Tata Communications Ltd	793
309,061		TDC AS	1,515
177,351		Tele2 AB	1,557
3,455,669		Telecom Corp of New Zealand Ltd	8,783
5,199,234		Telecom Italia RSP	3,345
6,508,955	*	Telecom Italia S.p.A.	5,346
980,099		Telefonica Brasil S.A.	13,425
596,030		Telefonica Deutschland Holding AG.	2,455
143,202		Telefonica O2 Czech Republic AS	1,274
4,584,826		Telefonica S.A.	43,528
1,129,383		Telekom Malaysia BHD	1,901
674,817		Telekomunikacja Polska S.A.	870
173

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
1,600,060		Telenor ASA	$26,486
941,688		Telephone & Data Systems, Inc	27,931
1,416,401	*,e	Telesites SAB	876
2,171,804		TeliaSonera AB	10,285
822,480		Telkom S.A. Ltd	3,711
8,207,397		Telstra Corp Ltd	34,305
285,293		TELUS Corp	9,186
318,700		Thaicom PCL	195
1,831,484		Tim Participacoes S.A.	3,900
442,120		Time dotCom BHD	833
2,600,146		TM International BHD	3,639
4,110,258	*	T-Mobile US, Inc	177,851
2,188,583		Tower Bersama Infrastructure	1,097
274,457		TPG Telecom Ltd	2,461
11,818,016		True Corp PCL	2,426
421,903		Turk Telekomunikasyon AS	889
889,485		Turkcell Iletisim Hizmet AS	3,270
30,438	*	US Cellular Corp	1,195
14,202,904		Verizon Communications, Inc	793,090
610,953	e,m	Vocus Communications Ltd	3,973
370,760	e	Vodacom Group Pty Ltd	4,225
51,530,953		Vodafone Group plc	157,111
396,423	e	Vodafone Group plc (ADR)	12,246
401,554		Vodafone Qatar	1,170
1,630,520	*	Vonage Holdings Corp	9,946
278,431	e	Windstream Holdings, Inc	2,581
297,471	*	Zayo Group Holdings, Inc	8,308
		TOTAL TELECOMMUNICATION SERVICES	3,370,685

TRANSPORTATION - 2.2%
767,851	e	Abertis Infraestructuras S.A. (Continuous)	11,347
84,844		Aegean Airlines S.A.	586
249,091	*,g	Aena S.A.	33,017
29,721		Aeroports de Paris	3,257
6,806,862		Air Arabia PJSC	2,435
168,371	*	Air Canada	1,159
1,829,225		Air China Ltd	1,258
889,658	*,e	Air France-KLM	5,614
2,430,703		Air New Zealand Ltd	3,643
242,005	*	Air Transport Services Group, Inc	3,136
16,093,958		AirAsia BHD	10,420
2,009,625	*	AirAsia X BHD	186
1,238,600		Airports of Thailand PCL (Foreign)	13,773
11,463	*	AJ Rent A Car Co Ltd	103
648,764		Alaska Air Group, Inc	37,816
623,567		All Nippon Airways Co Ltd	1,777
47,452		Allcargo Logistics Ltd	129
32,237		Allegiant Travel Co	4,884
26,931		Amerco, Inc	10,087
1,287,504	e	American Airlines Group, Inc	36,449
634,771	*,b,e,m	AMR Corp (Escrow)	6
1,212,000	e	Anhui Expressway Co	961
174

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
133,007		Ansaldo STS S.p.A.	$1,511
9,119		AP Moller - Maersk AS (Class A)	11,493
6,803		AP Moller - Maersk AS (Class B)	8,886
1,898,718		Aramex PJSC	1,680
170,773		Arkansas Best Corp	2,775
463,876		Asciano Group	3,078
12,247,900		Asia Aviation PCL (ADR)	2,183
98,394	*	Asiana Airlines	375
108,403	*	Atlas Air Worldwide Holdings, Inc	4,490
1,058,947		Auckland International Airport Ltd	4,926
118,866		Autostrada Torino-Milano S.p.A.	1,296
709,235		Autostrade S.p.A.	17,720
928,295		Avianca Holdings S.A.	712
261,160	*	Avis Budget Group, Inc	8,417
648,200		Bangkok Airways Co Ltd	427
135,150		Bangkok Aviation Fuel Services PCL	136
6,041,553		Bangkok Expressway & Metro PCL	1,188
874,763		BBA Aviation plc	2,588
1,540,097	e	Beijing Capital International Airport Co Ltd	1,677
7,955		Blue Dart Express Ltd	703
809,789	e	Bollore	2,726
271,880		bpost S.A.	6,960
5,962,727		BTS Group Holdings PCL (Foreign)	1,631
1,083,550		Canadian National Railway Co	63,984
275,327		Canadian Pacific Railway Ltd (Toronto)	35,447
1,451,928	e	Cathay Pacific Airways Ltd	2,130
727,420		Cebu Air, Inc	1,515
184,530	*,e	Celadon Group, Inc	1,508
159,472		Central Japan Railway Co	28,364
401,034		CH Robinson Worldwide, Inc	29,777
1,809,335	*	China Airlines	545
2,669,921	*,e	China COSCO Holdings Co Ltd	948
3,100,000	*,e	China Eastern Airlines Corp Ltd (H Shares)	1,554
1,284,873	e	China Merchants Holdings International Co Ltd	3,440
894,400		China Merchants Holdings Pacific Ltd	681
4,110,135	*,e	China Shipping Container Lines Co Ltd	858
3,475,500		China Southern Airlines Co Ltd	1,966
350,000		Chu Kong Shipping Development	91
936,599		Cia de Concessoes Rodoviarias	4,898
105,699		Cia de Distribucion Integral Logista Holdings SAU	2,233
1,877,170		ComfortDelgro Corp Ltd	3,855
9,817,334	*	Compania SudAmericana de Vapores S.A.	196
105,246		Container Corp Of India Ltd	2,235
1,151,100	*	Controladora Vuela Cia de Aviacion SAB de C.V.	2,162
16,000	*	Controladora Vuela Cia de Aviacion SAB de C.V. (ADR)	299
82,536	e	Copa Holdings S.A. (Class A)	4,313
1,040,000	e	Cosco International Holdings Ltd	517
4,428,068	e	COSCO Pacific Ltd	4,421
232,627		Costamare, Inc	1,784
28,398	*	Covenant Transportation Group, Inc	513
2,241,059		CSX Corp	58,447
414,517	e	CTT-Correios de Portugal S.A.	3,279
175

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
513,000	e	CWT Ltd	$819
21,484	*,e	D/S Norden	300
550,922		Dart Group plc	3,865
664,875		Dazhong Transportation Group Co Ltd	529
3,077,209		Delta Air Lines, Inc	112,103
647,438	e	Deutsche Lufthansa AG.	7,612
1,290,140		Deutsche Post AG.	36,346
110,712		Dfds A.S.	4,860
583,380		DP World Ltd	9,697
444,001		DSV AS	18,669
591,169		East Japan Railway Co	54,786
2,237,127		easyJet plc	32,509
66,851	*,e	Echo Global Logistics, Inc	1,499
809,700		EcoRodovias Infraestrutura e Logistica S.A.	2,112
85,600	*,e	eHi Car Services Ltd (ADR)	865
1,424,567		El Al Israel Airlines	942
65,731	*,e,g	Europcar Groupe S.A.	565
1,324,414	*	Eva Airways Corp	605
462,000		Evergreen International Storage & Transport Corp	184
1,324,055		Evergreen Marine Corp Tawain Ltd	493
196,918		Expeditors International of Washington, Inc	9,657
561,833		FedEx Corp	85,275
1,153,792	*	Firstgroup plc	1,547
19,000		Flughafen Zuerich AG.	3,362
73,504		Forward Air Corp	3,273
39,959		Fraport AG. Frankfurt Airport Services Worldwide	2,139
294,323		Freightways Ltd	1,361
118,000	e	Fukuyama Transporting Co Ltd	621
115,781		Gateway Distriparks Ltd	532
114,843	*	Genesee & Wyoming, Inc (Class A)	6,770
19,821		GLOVIS Co Ltd	2,969
63,704		Go-Ahead Group plc	1,663
135,365	*	Golden Ocean Group Ltd	86
431,941	e	Grindrod Ltd	336
488,238		Groupe Eurotunnel S.A.	5,157
735,700	*,e	Grupo Aeromexico SAB de C.V.	1,519
614,750		Grupo Aeroportuario del Centro Norte Sab de C.V.	3,645
361,431	e	Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	3,713
339,615		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	5,395
972,572		Guangdong Provincial Expressway Development Co Ltd	481
663,000		Guangdong Yueyun Transportation Co Ltd	374
203,025	*	Gujarat Pipavav Port Ltd	492
90,000		Hainan Meilan International Airport Co Ltd	98
24,405		Hamburger Hafen und Logistik AG.	365
47,890		Hanjin Kal Corp	690
136,606	*	Hanjin Shipping Co Ltd	240
6,953		Hanjin Transportation Co Ltd	194
2,021,532		Hankyu Hanshin Holdings, Inc	15,074
218,871	*	Hawaiian Holdings, Inc	8,308
136,510	e	Heartland Express, Inc	2,374
2,362,692	*	Hertz Global Holdings, Inc	26,155
144,200		Hitachi Transport System Ltd	2,372
176

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,610,739	e	Hopewell Highway Infrastructure Ltd	$1,302
259,818	*	Hub Group, Inc (Class A)	9,969
5,301,853		Hutchison Port Holdings Trust	2,426
1,939	*	ID Logistics Group	269
66,157	e	Iino Kaiun Kaisha Ltd	245
1,047,347	e	International Consolidated Airlines Group S.A.	5,186
582,961	e	International Consolidated Airlines Group S.A. (London)	2,891
1,438,887		International Container Term Services, Inc	1,887
483,183		Irish Continental Group plc	2,252
93,112		J.B. Hunt Transport Services, Inc	7,536
533,531		Japan Airlines Co Ltd	17,165
42,800	e	Japan Airport Terminal Co Ltd	1,553
8,240		Jeju Air Co Ltd	226
220,402	*	Jet Airways India Ltd	1,820
775,014	*	JetBlue Airways Corp	12,834
1,365,834		Jiangsu Express	1,907
204,710		Jinzhou Port Co Ltd	109
62,200		Julio Simoes Logistica S.A.	194
579,587		Kamigumi Co Ltd	5,357
986,355		Kansas City Southern Industries, Inc	88,861
1,375,400	e	Kawasaki Kisen Kaisha Ltd	3,242
385,338		Keihin Electric Express Railway Co Ltd	3,878
453,586		Keio Corp	4,279
55,322		Keisei Electric Railway Co Ltd	713
919,547		Kerry Logistics Network Ltd	1,188
1,328,179		Kintetsu Corp	5,684
29,700		Kintetsu World Express, Inc	360
131,418	*	Kirby Corp	8,199
159,961	e	Knight Transportation, Inc	4,252
60,600	e	Konoike Transport Co Ltd	631
6,991	*	Korea Express Co Ltd	1,322
13,558	*	Korea Line Corp	203
33,045	*	Korean Air Lines Co Ltd	747
68,831		Kuehne & Nagel International AG.	9,644
262,100	*	Lan Airlines S.A.	1,735
176,922		Landstar System, Inc	12,147
151,202		Localiza Rent A Car	1,624
3,818		Logistec Corp	118
358,073		Macquarie Atlas Roads Group	1,396
139,080		Macquarie Infrastructure Co LLC	10,299
700,806		Malaysia Airports Holdings BHD	1,066
56,561	e	Marten Transport Ltd	1,120
97,000		Maruzen Showa Unyu Co Ltd	356
191,352		Matson, Inc	6,179
4,092,856		MISC BHD	7,574
25,349		Mitsubishi Logistics Corp	355
712,812		Mitsui OSK Lines Ltd	1,516
296,610		Mitsui-Soko Co Ltd	794
1,916,826	e	MTR Corp	9,725
3,614,156		Mundra Port and Special Economic Zone Ltd	11,124
669,055		Nagoya Railroad Co Ltd	3,770
241,100		Namyong Terminal PCL	93
177

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
657,000		Nankai Electric Railway Co Ltd	$3,705
1,002,073		National Express Group plc	3,955
30,629	*,g	Navkar Corp Ltd	98
1,540,700	*,e	Neptune Orient Lines Ltd	1,490
554,261		Nippon Express Co Ltd	2,533
50,700		Nippon Konpo Unyu Soko Co Ltd	911
1,896,084		Nippon Yusen Kabushiki Kaisha	3,336
379,000		Nishi-Nippon Railroad Co Ltd	1,967
60,000		Nissin Corp	180
71,524	g	Nobina AB	382
664,697		Norfolk Southern Corp	56,586
332,204		Northgate plc	1,442
24,255	*,e	Norwegian Air Shuttle AS	840
115,037		Odakyu Electric Railway Co Ltd	1,349
32,563		Oesterreichische Post AG.	1,052
2,523,753	*	OHL Mexico SAB de CV	3,078
144,616	*	Old Dominion Freight Line	8,722
246,000		Orient Overseas International Ltd	840
6,696,290	e	Pacific Basin Shipping Ltd	634
8,026	*	PAM Transportation Services, Inc	128
9,564	e	Panalpina Welttransport Holding AG.	1,145
20,823	e	Park-Ohio Holdings Corp	589
43,832	*	Pegasus Hava Tasimaciligi AS.	207
7,222		Piraeus Port Authority	98
57,369		PKP Cargo S.A.	482
743,600		Pos Malaysia & Services Holdings BHD	519
511,950	*	Precious Shipping PCL	93
711,552		Promotora y Operadora de Infraestructura SAB de C.V.	8,815
12,753,500	*,m	PT Berlian Laju Tanker Tbk	0	^
4,504,200	*	PT Garuda Indonesia Tbk	162
1,836,526		PT Jasa Marga Tbk	737
4,880,327		Qantas Airways Ltd	10,338
811,000	g	Qingdao Port International Co Ltd	369
701,500	*	Qinhuangdao Port Co Ltd	242
2,126,513		QR National Ltd	7,716
773,093	e	Qube Logistics Holdings Ltd	1,288
153,850	*	Radiant Logistics, Inc	462
387,999	e	Redde plc	811
96,493	*	Roadrunner Transportation Services Holdings, Inc	720
1,248,062		Royal Mail plc	8,385
798,100	*	Rumo Logistica Operadora Multimodal S.A.	1,217
3,088		Ryanair Holdings plc	39
314,217		Ryanair Holdings plc (ADR)	21,851
148,147		Ryder System, Inc	9,058
406,000	e	Sagami Railway Co Ltd	2,280
59,304	*	Saia, Inc	1,491
96	*,m	SAir Group	0
9,200		Sakai Moving Service Co Ltd	250
649,000		Sankyu, Inc	3,484
104,500		Santos Brasil Participacoes S.A.	403
429,053	*,e	SAS AB	818
102,579	e	Seaspan Corp	1,432
178

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
8,671		Sebang Co Ltd	$125
595,600		Seino Holdings Corp	5,460
159,600	e	Senko Co Ltd	961
145,800		Shandong Airlines Co Ltd	325
151,600		Shanghai Jinjiang International Investment Holdings Co	266
71,200	m	Shenzhen Chiwan Petroleum	153
121,900		Shenzhen Chiwan Wharf Holdings Ltd	186
2,332,000		Shenzhen Expressway Co Ltd	2,134
941,281	e	Shenzhen International Holdings Ltd	1,369
81,000		Shinwa Kaiun Kaisha Ltd	103
90,819	*	Shipping Corp of India Ltd	90
1,335,097		Shun TAK Holdings Ltd	422
3,014,000	e	Sichuan Expressway Co Ltd	1,024
292,000		Sincere Navigation	176
180,149		Singapore Airlines Ltd	1,431
2,105,200		Singapore Airport Terminal Services Ltd	6,436
1,423,919	e	Singapore Post Ltd	1,560
14,464,000		Sinotrans Ltd	6,458
3,491,000	e	Sinotrans Shipping Ltd	558
1,366,000	e	SITC International Co Ltd	719
15,125		Sixt AG.	778
42,769		Sixt AG. (Preference)	1,688
298,022		Skywest, Inc	7,886
1,702,500	e	SMRT Corp Ltd	1,908
80,441		Societa Iniziative Autostradali e Servizi S.p.A.	694
2,326,198		Southwest Airlines Co	91,210
159,990	*	SpiceJet Ltd	155
217,204	*	Spirit Airlines, Inc	9,746
1,333,539		Stagecoach Group plc	4,124
66,138		Stolt-Nielsen S.A.	802
72,379	e	Student Transportation, Inc	372
116,767		Sumitomo Warehouse Co Ltd	581
332,160	*,e	Swift Transportation Co, Inc	5,119
1,453,883		Sydney Airport	7,592
291,000		T.Join Transportation Co	382
148,648		TAV Havalimanlari Holding AS	638
1,995,900	*	Thai Airways International PCL-Foreign	1,373
690,935		Thoresen Thai Agencies PCL	179
5,244,000		Tianjin Port Development Holdings Ltd	756
354,867	*	TNT NV	1,448
735,033		Tobu Railway Co Ltd	4,034
1,778,935		Tokyu Corp	15,618
6,400		Trancom Co Ltd	422
557,891	e	TransForce, Inc	10,359
1,734,111		Transurban Group (ASE)	15,619
57,323	*,e	Treasure ASA	109
3,043,023	*	Turk Hava Yollari	6,062
389,000		U-Ming Marine Transport Corp	320
3,956,040		Union Pacific Corp	345,164
931,468	*	United Continental Holdings, Inc	38,227
2,469,357		United Parcel Service, Inc (Class B)	265,999
20,707		Universal Truckload Services, Inc	267
179

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
54,698	*	USA Truck, Inc	$958
46,660	*,e	Virgin America, Inc	2,623
589,122	*	Virgin Australia Holdings Ltd	90
67,336	*,m	Virgin Australia Int Holdings	0	^
21,075		VRL Logistics Ltd	100
28,036	e	VTG AG.	812
105,353	e	Werner Enterprises, Inc	2,420
136,940	*	Wesco Aircraft Holdings, Inc	1,838
285,487		West Japan Railway Co	18,092
46,580		WestJet Airlines Ltd	760
896,100		Westports Holdings BHD	935
192,435	e	Westshore Terminals Investment Corp	2,787
57,323		Wilh. Wilhelmsen ASA	144
239,494		Wisdom Marine Lines Co Ltd	256
42,900	*,e,g	Wizz Air Holdings plc	920
2,724,000		Xiamen International Port Co Ltd	539
235,013	*,e	XPO Logistics, Inc	6,171
274,366		Yamato Transport Co Ltd	6,300
1,300,000	*	Yang Ming Marine Transport	318
132,555	*	YRC Worldwide, Inc	1,166
1,418,000	e	Yuexiu Transport Infrastructure Ltd	915
14,700		Yusen Air & Sea Service Co Ltd	146
5,280,194		Zhejiang Expressway Co Ltd	4,996
		TOTAL TRANSPORTATION	2,398,102

UTILITIES - 3.5%
1,329,117	e	A2A S.p.A.	1,743
3,347,710		Aboitiz Power Corp	3,286
78,611	e	Acciona S.A.	5,736
147,056		ACEA S.p.A.	1,784
102,596	e	Actelios S.p.A.	80
786,892	*	Adani Power Ltd	357
169,028	*	Adani Transmissions Ltd	98
1,751,861		AES Corp	21,863
2,090,629		AES Gener S.A.	1,023
210,900	*	AES Tiete S.A.	971
348,364	*,m	AET&D Holdings No 1 Ptd Ltd	0
815,220		AGL Energy Ltd	11,840
134,787		AGL Resources, Inc	8,892
2,856,208		Aguas Andinas S.A.	1,638
275,162	*	Akenerji Elektrik Uretim AS	91
170,379	*	Aksa Enerji Uretim AS	144
292,768	e	Algonquin Power & Utilities Corp	2,694
203,782		Allete, Inc	13,170
415,206		Alliant Energy Corp	16,484
190,865		Alupar Investimento S.A.	832
795,844		Ameren Corp	42,641
2,385,394		American Electric Power Co, Inc	167,192
137,443		American States Water Co	6,023
667,157		American Water Works Co, Inc	56,381
918,917		APA Group	6,391
180

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
195,918		Aqua America, Inc	$6,986
20,531		Artesian Resources Corp	696
269,475		Ascopiave S.p.A.	807
100,516	e	Atco Ltd	3,526
141,835		Athens Water Supply & Sewage Co S.A.	874
298,537	e	Atlantic Power Corp	740
199,009	e	Atlantic Power Corp (Toronto)	490
186,706	e	Atlantica Yield plc	3,469
123,347		Atmos Energy Corp	10,031
3,188,617		AusNet Services	3,927
104,648		Avangrid, Inc	4,820
177,948		Avista Corp	7,972
238,896		Aygaz AS	928
21,194,191	e	Beijing Enterprises Water Group Ltd	12,835
16,138,900		Benpres Holdings Corp	2,678
49,660	e	BKW S.A.	2,202
150,066	e	Black Hills Corp	9,460
53,012		Boralex, Inc	799
112,418		California Water Service Group	3,927
449,106	*	Calpine Corp	6,624
114,159		Canadian Utilities Ltd	3,307
594,000	*	Canvest Environment Protection Group Co Ltd	270
136,917	e	Capital Power Corp	2,043
36,057	e	Capital Stage AG.	237
1,117,457		Centerpoint Energy, Inc	26,819
215,079		Centrais Eletricas Brasileiras S.A. (Preference)	1,179
9,336,424		Centrica plc	28,233
107,830		CESC Ltd	955
280,243		CEZ AS	4,781
4,000,000	e	CGN New Energy Holdings Co Ltd	547
11,014,000	g	CGN Power Co Ltd	3,078
161,865	*,m	Chennai Super Kings Cricket Ltd	5
39,164		Chesapeake Utilities Corp	2,592
815,344		Cheung Kong Infrastructure Holdings Ltd	7,030
2,278,000	*,e	China Datang Corp Renewable Power Co Ltd	224
509,500		China Everbright Water Ltd	241
4,134,308	e	China Gas Holdings Ltd	6,328
4,295,627		China Longyuan Power Group Corp	3,586
4,428,000	*,e	China Oil and Gas Group Ltd	339
11,045,796		China Power International Development Ltd	4,077
404,000		China Power New Energy Development Co Ltd	238
925,580	e	China Resources Gas Group Ltd	2,815
5,704,983		China Resources Power Holdings Co	8,562
804,000		China Water Affairs Group Ltd	466
1,148,000	*,e	China Water Industry Group Ltd	199
1,452,539		Chubu Electric Power Co, Inc	20,671
209,052	*	Chugoku Electric Power Co, Inc	2,658
365,600		Cia de Saneamento Basico do Estado de Sao Paulo	3,310
60,265		Cia de Saneamento de Minas Gerais-COPASA	555
3,568	*,m	Cia de Saneamento de Minas Gerais-COPASA (ADR)	33
1,884,233		Cia Energetica de Minas Gerais	4,270
722,049		Cia Energetica de Sao Paulo (Class B)	2,675
11,804		Cia Energetica do Ceara	157
181

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
408,460		Cia Paranaense de Energia	$3,715
2,073,100		CK Power PCL	168
3,976,859		CLP Holdings Ltd	40,624
2,096,919		CMS Energy Corp	96,165
14,423,249		Colbun S.A.	3,496
24,942		Connecticut Water Service, Inc	1,402
536,714		Consolidated Edison, Inc	43,173
43,502	e	Consolidated Water Co, Inc	568
1,075,546		Contact Energy Ltd	3,993
207,822		CPFL Energia S.A.	1,332
2,242,000	e	CT Environmental Group Ltd	652
16,399		Delta Natural Gas Co, Inc	442
1,643,055		Dominion Resources, Inc	128,043
955,000	*,e,g	DONG Energy A.S.	34,242
1,106,009	e	Drax Group plc	4,800
979,771		DTE Energy Co	97,115
3,273,803	e	DUET Group (ASE Exchange)	6,140
1,941,700		Duke Energy Corp	166,578
2,661,386	*,e	Dynegy, Inc	45,882
1,283,492	*	E.CL SA	2,187
4,720,877		E.ON AG.	47,656
2,672		E1 Corp	149
493,600		Eastern Water Resources Development and Management PCL	182
1,137,766		Edison International	88,370
1,266,092		EDP - Energias do Brasil S.A.	5,368
335,813	*	EDP-Energias do Brasil S.A. (ADR)	1,443
176,364		El Paso Electric Co	8,337
272,600		Electric Power Development Co	6,351
860,267	e	Electricite de France	10,431
93,500		Eletropaulo Metropolitana de Sao Paulo S.A.	246
33,600		Elia System Operator S.A.	1,878
104,983		Empire District Electric Co	3,566
3,866,106		Empresa Nacional de Electricidad S.A.	3,573
48,461	e	Enagas	1,481
3,425,472		Endesa Americas S.A.	1,578
829,418	e	Endesa S.A.	16,643
166,856		Enea S.A.	420
9,416,862	e	Enel S.p.A.	41,806
584,876		Energa S.A.	1,414
990,814		Energias de Portugal S.A.	3,033
612,936	*,e	Energy World Corp Ltd	85
39,382,725		Enersis Chile S.A.	4,616
45,981,666		Enersis S.A.	7,875
761,228	e	ENN Energy Holdings Ltd	3,770
452,500		Entergy Corp	36,811
199,100		Equatorial Energia S.A.	3,015
40,000	e	eRex Co Ltd	821
45,693		ERG S.p.A.	521
124,888		ERM Power Ltd	79
246,487		Eversource Energy	14,765
34,744		EVN AG.	396
182

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
2,558,629		Exelon Corp	$93,032
347,410	m	Federal Grid Co Unified Energy System JSC (ADR)	382
3,343,900		First Gen Corp	1,777
641,050		First Philippine Holdings Corp	925
1,219,040		FirstEnergy Corp	42,557
531,616	e	Fortis, Inc	17,970
283,770		Fortum Oyj	4,559
462,624		GAIL India Ltd	2,648
698,000		Gas Malaysia BHD	412
147,797	e	Gas Natural SDG S.A.	2,938
2,037,763		Gaz de France	32,720
1,201,982	e	Genesis Energy Ltd	1,837
57,570	e	Genie Energy Ltd	390
2,336,200		Global Power Synergy Co Ltd (Foreign)	2,234
19,171	*,e	Global Water Resources, Inc	169
632,871		Glow Energy PCL (Foreign)	1,548
212,183		Great Plains Energy, Inc	6,450
2,889,066	e	Guangdong Investments Ltd	4,410
66,991		Gujarat Gas Co Ltd	556
145,523		Gujarat State Petronet Ltd	310
136,095	*	Hawaiian Electric Industries, Inc	4,463
1,253,303		Hera S.p.A.	3,421
3,046,000	g	HK Electric Investments & HK Electric Investments Ltd	2,842
266,800	*	Hokkaido Electric Power Co, Inc	2,167
127,042	*	Hokuriku Electric Power Co	1,574
6,471,252	e	Hong Kong & China Gas Ltd	11,824
1,444,319		Hong Kong Electric Holdings Ltd	13,280
467,930	*	Huadian Energy Co Ltd	237
6,520,388		Huadian Power International Co	3,125
6,613,756	e	Huaneng Power International, Inc	4,108
21,576,000		Huaneng Renewables Corp Ltd	7,221
134,177	e,g	Hydro One Ltd	2,696
1,928,900	e	Hyflux Ltd	864
9,654,636		Iberdrola S.A.	65,860
169,528		Idacorp, Inc	13,791
71,572	*	Indiabulls Infrastructure and Power Ltd	4
54,451		Indraprastha Gas Ltd	508
1,100,900	e	Infraestructura Energetica ,NV SAB de C.V.	4,638
2,115,354		Infratil Ltd	4,829
136,502	e	Innergex Renewable Energy, Inc	1,531
1,027,900		Inter Far East Energy Corp	185
350,361		Interconexion Electrica S.A.	1,072
993,363		Inversiones Aguas Metropolitanas S.A.	1,582
1,529,419		Iride S.p.A.	2,357
222,032	e	ITC Holdings Corp	10,396
256,536	e	Just Energy Income Fund	1,557
11,500		K&O Energy Group, Inc	146
700,000	e,g	Kangda International Environmental Co Ltd	146
830,215	*	Kansai Electric Power Co, Inc	8,086
11,771	*	Kenon Holdings Ltd	122
2,700,000	*,m	Kong Sun Holdings Ltd	136
16,973		Korea District Heating Corp	964
183

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
530,689		Korea Electric Power Corp	$27,857
27,936		Korea Gas Corp	971
2,128		KyungDong City Gas Co Ltd	147
354,477	*	Kyushu Electric Power Co, Inc	3,555
80,000		Light S.A.	281
1,865,400		Manila Water Co, Inc	1,077
879,566	e	MDU Resources Group, Inc	21,110
2,220,900	*	Meridian Energy Ltd	4,191
83,383		MGE Energy, Inc	4,712
53,848	e	Middlesex Water Co	2,336
502,194		Mighty River Power Ltd	1,084
166,796		National Fuel Gas Co	9,487
6,743,321		National Grid plc	99,163
200,924		New Jersey Resources Corp	7,746
110,817		NextEra Energy Partners LP	3,367
2,814,443		NextEra Energy, Inc	367,003
1,654,394		NiSource, Inc	43,875
103,659	e	Northland Power Income Fund	1,781
109,805		Northwest Natural Gas Co	7,118
115,363	e	NorthWestern Corp	7,276
673,868		NRG Energy, Inc	10,101
272,743	e	NRG Yield, Inc (Class A)	4,151
216,149	e	NRG Yield, Inc (Class C)	3,370
2,511,812		NTPC Ltd	5,830
854,324	e	OGE Energy Corp	27,979
280,500		Okinawa Electric Power Co, Inc	5,882
140,103		ONE Gas, Inc	9,329
96,875		Ormat Technologies, Inc	4,239
2,270,188	*	Osaka Gas Co Ltd	8,728
99,614		Otter Tail Corp	3,336
427,693	*	Pampa Energia S.A. (ADR)	11,693
219,178	e	Pattern Energy Group, Inc	5,035
455,364		Pennon Group plc	5,759
1,566,791		Petronas Gas BHD	8,576
3,029,006		PG&E Corp	193,614
149,097		Piedmont Natural Gas Co, Inc	8,964
589,898		Pinnacle West Capital Corp	47,817
314,460		PNM Resources, Inc	11,144
9,757,194		PNOC Energy Development Corp	1,152
1,372,653		Polska Grupa Energetyczna S.A.	4,135
210,930		Portland General Electric Co	9,306
639,142		Power Grid Corp of India Ltd	1,548
2,703,754		PPL Corp	102,067
13,333,032		PT Perusahaan Gas Negara Persero Tbk	2,377
1,228,867		PTC India Ltd	1,407
108,906		Public Power Corp	300
595,060		Public Service Enterprise Group, Inc	27,736
27,546		Qatar Electricity & Water Co	1,574
224,986		Questar Corp	5,708
22,715	e	Red Electrica de Espana	2,030
427,393	e	Redes Energeticas Nacionais S.A.	1,202
433,695		Reliance Energy Ltd	3,520
184

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
86,387	*,m	Rosseti PJSC (ADR)	$167
32,657	e	Rubis	2,496
1,437,410	e	RusHydro PJSC (ADR)	1,319
561,238		RWE AG.	8,938
1,227,090		Saeta Yield S.A.	12,338
8,448		Samchully Co Ltd	779
489,400		Scan Inter PCL	103
261,439		SCANA Corp	19,780
46,505	g	Scatec Solar ASA	204
492,848		Scottish & Southern Energy plc	10,258
20,493		Sechilienne-Sidec	315
1,376,311		Sempra Energy	156,927
117,141		Severn Trent plc	3,822
171,800	*	Shanghai Lingyun Industries Development Co Ltd	241
122,584		Shikoku Electric Power Co, Inc	1,452
145,900		Shizuoka Gas Co Ltd	1,028
677,880	*	SIIC Environment Holdings Ltd	313
37,708	e	SJW Corp	1,485
2,549,436		Snam Rete Gas S.p.A.	15,242
128,000	*,m	Sound Global Ltd	25
323,984		South Jersey Industries, Inc	10,244
736,009		Southern Co	39,472
174,563		Southwest Gas Corp	13,740
33,196	e	Spark Energy, Inc	1,097
1,994,736	e	Spark Infrastructure Group	3,655
388,600		SPCG PCL	226
117,012		Spire, Inc	8,289
1,347,592		Suez Environnement S.A.	21,019
381,480	e	Superior Plus Corp	3,148
371,450		Taiwan Cogeneration Corp	287
300,981	*	Talen Energy Corp	4,078
384,300		Taliworks Corp BHD	135
1,366,041		Tata Power Co Ltd	1,487
1,850,469		Tauron Polska Energia S.A.	1,335
239,413		TECO Energy, Inc	6,617
145,698	e	Telecom Plus plc	2,021
4,234,841		Tenaga Nasional BHD	14,828
46,011		Terna Energy S.A.	123
1,164,954		Terna Rete Elettrica Nazionale S.p.A.	6,483
216,798	e	TerraForm Global, Inc	707
279,272	e	TerraForm Power, Inc	3,044
1,003,900		Thai Solar Energy PCL	113
1,334,400		Thai Tap Water Supply PCL	425
1,818,000		Tianjin Development Hldgs Ltd	823
664,007		Toho Gas Co Ltd	5,433
1,420,975		Tohoku Electric Power Co, Inc	17,933
2,456,719	*	Tokyo Electric Power Co, Inc	10,404
2,995,813		Tokyo Gas Co Ltd	12,369
230,769		Torrent Power Ltd	601
4,187,000	e	Towngas China Co Ltd	2,388
164,041		Tractebel Energia S.A.	1,956
255,244		TransAlta Corp	1,328
185

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
259,008	e	TransAlta Renewables, Inc	$2,678
94,321		Transmissora Alianca de Energia Eletrica S.A.	564
548,067		UGI Corp	24,800
2,830,000	*,e	United Photovoltaics Group Ltd	217
170,945		United Utilities Group plc	2,369
43,049		Unitil Corp	1,837
36,464		VA Tech Wabag Ltd	321
121,868	e	Valener, Inc	2,068
25,000	e	Vanguard FTSE Developed Markets ETF	884
152,960		Vectren Corp	8,056
1,223,218		Veolia Environnement	26,415
64,084	*,e	Vivint Solar, Inc	197
2,008,560		VPC Specialty Lending Investments plc	2,251
450,574		WEC Energy Group, Inc	29,423
133,274		Westar Energy, Inc	7,475
121,690		WGL Holdings, Inc	8,614
4,344,445		Xcel Energy, Inc	194,544
6,425		YESCO Co Ltd	225
29,378	e	York Water Co	941
4,104,585		YTL Corp BHD	1,704
3,003,264		YTL Power International BHD	1,050
337,000		Yunnan Water Investment Co Ltd	177
263,591	*	Zorlu Enerji Elektrik Uretim AS	160
		TOTAL UTILITIES	3,892,333
		TOTAL COMMON STOCKS	109,480,955
		(Cost $104,426,993)

PURCHASED OPTIONS - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
5,000		S&P 500 Index	3
2,000		S&P 500 Index	4
300,000		S&P 500 Index	1,575
4,500		S&P 500 Index	87
		TOTAL DIVERSIFIED FINANCIALS	1,669

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
1,000		Humana, Inc	15
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	15

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
3,000		Apple, Inc	0	^
53,000		Apple, Inc	1
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1
		TOTAL PURCHASED OPTIONS	1,685
		(Cost $11,661)

PREFERRED STOCKS - 0.0%
BANKS - 0.0%
6,755,683	*	ITAUSA Investimentos Itau PR	15,962
		TOTAL BANKS	15,962
186

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES		COMPANY	(000)
CAPITAL GOODS - 0.0%
29,949		Villeroy & Boch AG	$449
		TOTAL CAPITAL GOODS	449

DIVERSIFIED FINANCIALS - 0.0%
300,000		Daishin Securities Co Ltd Pref 2	1,833
		TOTAL DIVERSIFIED FINANCIALS	1,833

REAL ESTATE - 0.0%
8,497,223	*,m	Ayala Land, Inc (Preferred B)	18
		TOTAL REAL ESTATE	18
		TOTAL PREFERRED STOCKS	18,262
		(Cost $25,078)

RIGHTS / WARRANTS - 0.0%
CAPITAL GOODS - 0.0%
452,280		China Singyes Solar Technologies Holdings Ltd	9
30,914		PDG Realty S.A. Empreendimentos e Participacoes	0	^
		TOTAL CAPITAL GOODS	9

CONSUMER DURABLES & APPAREL - 0.0%
395,319		ACS Actividades de Construccion y Servicios S.A.	278
		TOTAL CONSUMER DURABLES & APPAREL	278

CONSUMER SERVICES - 0.0%
167,219		Minor International PCL	25
		TOTAL CONSUMER SERVICES	25

DIVERSIFIED FINANCIALS - 0.0%
11,467	m	Emergent Capital, Inc	0
46,156	m	Group Lease PCL	0
		TOTAL DIVERSIFIED FINANCIALS	0

ENERGY - 0.0%
1,258,470		Banpu PCL	330
219,692		Ezion Holdings Ltd	25
620,783		Repsol S.A.	201
		TOTAL ENERGY	556

FOOD & STAPLES RETAILING - 0.0%
708,771	m	Noble Group Ltd	49
135,947	m	Safeway Casa Ley	12
135,947	m	Safeway PDC LLC	12
		TOTAL FOOD & STAPLES RETAILING	73

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
190,191		Community Health Systems, Inc	1
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1

MATERIALS - 0.0%
138,851		Acerinox S.A.	70
18,215	m	Sammok S-Form Co Ltd	65
187

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

					VALUE
SHARES		COMPANY			(000)
15,273	m	Ssangyong Cement Industrial Co Ltd			$17
		TOTAL MATERIALS			152

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
339	e	Asterias Biotherapeutics, Inc			0	^
2,121	e	BioTime, Inc			1
487,744	e	Fagron			468
55,620	m	Forest Laboratories, Inc CVR			53
337,871	m	Mayne Pharma Group Ltd			162
17,790	e,m	Omthera Pharmaceuticals, Inc			11
228,016	e,m	Trius Therapeutics, Inc			30
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			725

REAL ESTATE - 0.0%
21,039	m	ADLER Real Estate AG.			2
4,761,352	m	BGP Holdings plc			0
114,905		Cheuk Nang Holdings Ltd			25
173,780	m	National Storage REIT			12
		TOTAL REAL ESTATE			39

RETAILING - 0.0%
274,000	m	Symphony Holdings Ltd			0	^
		TOTAL RETAILING			0	^

SOFTWARE & SERVICES - 0.0%
141,205	m	Gerber Scientific, Inc			0
		TOTAL SOFTWARE & SERVICES			0

TELECOMMUNICATION SERVICES - 0.0%
29,402		Empresa Nacional de Telecomunicaciones S.A.			28
51,955	m	Jay Mart PCL			0
196,024	m	Leap Wireless International, Inc			494
		TOTAL TELECOMMUNICATION SERVICES			522

TRANSPORTATION - 0.0%
2		Thoresen Thai Agencies PCL			0	^
		TOTAL TRANSPORTATION			0	^

UTILITIES - 0.0%
23,045		Alupar Investimento S.A.			11
9,344	m	Hansol Paper Co Ltd			21
		TOTAL UTILITIES			32

		TOTAL RIGHTS / WARRANTS			2,412
		(Cost $1,296)

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 4.3%
GOVERNMENT AGENCY DEBT - 0.2%
$25,300,000		Federal Home Loan Bank (FHLB)	0.330%	07/19/16	25,298
100,000,000		FHLB	0.326	08/24/16	99,963
100,000,000	d	FHLB	0.330	09/30/16	99,929
188

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$80,000,000	d	FHLB	0.370%	10/05/16	$79,923
		TOTAL GOVERNMENT AGENCY DEBT			305,113

TREASURY DEBT - 0.4%
8,750,000		United States Treasury Bill	0.215	07/07/16	8,750
11,315,000		United States Treasury Bill	0.220	07/14/16	11,314
166,000,000	d	United States Treasury Bill	0.201-0.256	07/21/16	165,983
10,600,000	d	United States Treasury Bill	0.412	07/28/16	10,599
65,400,000	d	United States Treasury Bill	0.196-0.253	08/04/16	65,387
50,000,000	d	United States Treasury Bill	0.248	09/01/16	49,979
23,100,000	d	United States Treasury Bill	0.252	09/15/16	23,089
95,600,000	d	United States Treasury Bill	0.210-0.300	09/22/16	95,547
2,400,000		United States Treasury Bill	0.236	09/29/16	2,398
50,000,000	d	United States Treasury Bill	0.391	10/20/16	49,962
		TOTAL TREASURY DEBT			483,008

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.7%
CERTIFICATE OF DEPOSIT - 0.8%
205,000,000		Bank of Montreal	0.250	07/01/16	205,000
215,000,000		CIBC Bank and Trust Company	0.300	07/01/16	215,000
215,000,000		Deutsche Bank	0.360	07/01/16	215,000
215,000,000		National Australia Bank Ltd	0.280	07/01/16	215,000
		TOTAL CERTIFICATE OF DEPOSIT			850,000

REPURCHASE AGREEMENT - 2.8%
200,000,000	q	Barclays	0.420	07/01/16	200,000
282,000,000	r	Barclays	0.420	07/01/16	282,000
25,000,000	s	Barclays	0.430	07/05/16	25,000
50,000,000	t	Calyon	0.360	07/01/16	50,000
400,000,000	u	Citigroup	0.370	07/01/16	400,000
150,000,000	v	Deutsche Bank	0.400	07/01/16	150,000
200,000,000	w	Deutsche Bank	0.410	07/01/16	200,000
250,000,000	x	Deutsche Bank	0.370	07/07/16	250,000
225,000,000	y	Goldman Sachs	0.300	07/05/16	225,000
350,000,000	z	Goldman Sachs	0.380	07/07/16	350,000
425,000,000	aa	Nomura	0.420	07/01/16	425,000
189

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$285,000,000	ab	Royal Bank of Scotland	0.400%	07/05/16	$285,000
300,000,000	ac	Royal Bank of Scotland	0.400	07/07/16	300,000
		TOTAL REPURCHASE AGREEMENT			3,142,000

VARIABLE RATE SECURITIES - 0.1%
126,237,293	i	SLM Student Loan Trust 2007	0.118	01/25/19	125,261
		TOTAL VARIABLE RATE SECURITIES			125,261

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			4,117,261

		TOTAL SHORT-TERM INVESTMENTS			4,905,382
		(Cost $4,906,188)
		TOTAL INVESTMENTS - 103.4%			114,409,461
		(Cost $109,372,038)
		OTHER ASSETS & LIABILITIES, NET - (3.4)%			(3,864,106)
		NET ASSETS - 100.0%			$110,545,355

Abbreviation(s):
ADR	American Depositary Receipt
BRL	Brazilian Real
GDR	Global Depositary Receipt
NVDR	Non Voting Depository Receipt
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing
^	Amount represents less than $1,000.
a	Affiliated holding
b	In bankruptcy
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,283,693,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/16, the aggregate value of these securities was $368,212,000, or 0.3% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written contracts.
q	Agreement with Barclays, 0.42% dated 6/30/16 to be repurchased at $200,000,000 on 7/01/16, collateralized by U.S. Government Agency Securities valued at $204,581,000.
r	Agreement with Barclays, 0.42% dated 6/30/16 to be repurchased at $282,000,000 on 7/01/16, collateralized by U.S. Government Agency Securities valued at $287,640,000.
s	Agreement with Barclays, 0.43% dated 6/28/16 to be repurchased at $25,000,000 on 7/05/16, collateralized by U.S. Government Agency Securities valued at $25,500,000.
t	Agreement with Calyon, 0.36% dated 6/24/16 to be repurchased at $50,000,000 on 7/01/16, collateralized by U.S. Government Agency Securities valued at $51,000,000.
u	Agreement with Citigroup, 0.37% dated 6/24/16 to be repurchased at $400,000,000 on 7/01/16, collateralized by U.S. Government Agency Securities valued at $408,001,000.
v	Agreement with Deutsche Bank, 0.40% dated 6/30/16 to be repurchased at $150,000,000 on 7/01/16, collateralized by U.S. Government Agency Securities valued at $153,000,000.
w	Agreement with Deutsche Bank, 0.41% dated 6/30/16 to be repurchased at $200,000,000 on 7/01/16, collateralized by U.S. Government Agency Securities valued at $204,000,000.
x	Agreement with Deutsche Bank, 0.37% dated 6/30/16 to be repurchased at $250,000,000 on 7/07/16, collateralized by U.S. Government Agency Securities valued at $255,000,000.
y	Agreement with Goldman Sachs, 0.30% dated 6/27/16 to be repurchased at $225,000,000 on 7/05/16, collateralized by U.S. Government Agency Securities valued at $229,500,000.
z	Agreement with Goldman Sachs, 0.38% dated 6/30/16 to be repurchased at $350,000,000 on 7/07/16, collateralized by U.S. Government Agency Securities valued at $357,001,000.
190

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

aa	Agreement with Nomura, 0.42% dated 6/30/16 to be repurchased at $425,000,000 on 7/01/16, collateralized by U.S. Government Agency Securities valued at $433,500,000.
ab	Agreement with Royal Bank of Scotland, 0.40% dated 6/28/16 to be repurchased at $285,000,000 on 7/05/16, collateralized by U.S. Government Agency Securities valued at $290,705,000.
ac	Agreement with Royal Bank of Scotland, 0.40% dated 6/30/16 to be repurchased at $300,000,000 on 7/07/16, collateralized by U.S. Government Agency Securities valued at $306,003,000.

Cost amounts are in thousands.

191

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND

STOCK ACCOUNT

SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)

June 30, 2016

	Value	% of total
Country	(000)	portfolio
DOMESTIC
UNITED STATES	$80,155,962	70.4%
TOTAL DOMESTIC	80,155,962	70.4

FOREIGN
ARGENTINA	32,531	0.0
AUSTRALIA	1,427,993	1.2
AUSTRIA	96,384	0.1
BELGIUM	293,579	0.3
BERMUDA	119,273	0.1
BRAZIL	521,293	0.5
CANADA	2,355,168	2.1
CAYMAN ISLANDS	2,671	0.0
CHILE	101,296	0.1
CHINA	1,874,146	1.6
COLOMBIA	39,823	0.0
CYPRUS	63	0.0
CZECH REPUBLIC	28,999	0.0
DENMARK	498,084	0.4
EGYPT	21,121	0.0
FAROE ISLANDS	5,915	0.0
FINLAND	254,789	0.2
FRANCE	2,238,782	2.0
GEORGIA	3,421	0.0
GERMANY	1,855,739	1.6
GREECE	26,271	0.0
GUERNSEY, C.I.	315	0.0
HONG KONG	882,213	0.8
HUNGARY	22,213	0.0
INDIA	785,314	0.7
INDONESIA	213,932	0.2
IRELAND	475,252	0.4
ISLE OF MAN	8,452	0.0
ISRAEL	271,426	0.2
ITALY	505,784	0.4
JAPAN	5,566,399	4.9
JERSEY, C.I.	25,899	0.0
JORDAN	7,151	0.0
KOREA, REPUBLIC OF	1,188,969	1.0
LUXEMBOURG	76,649	0.1
MACAU	4,172	0.0
MALAYSIA	213,521	0.2
MALTA	6,957	0.0
MEXICO	300,877	0.3
MONACO	5,370	0.0
NETHERLANDS	1,050,811	0.9
NEW ZEALAND	116,742	0.1
NORWAY	233,877	0.2
192

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

	Value	% of total
Country	(000)	portfolio
PAKISTAN	$5,092	0.0%
PANAMA	7,834	0.0
PERU	46,247	0.0
PHILIPPINES	160,309	0.1
POLAND	71,668	0.1
PORTUGAL	45,414	0.0
PUERTO RICO	29,990	0.0
QATAR	43,403	0.0
ROMANIA	3,658	0.0
RUSSIA	268,528	0.2
SINGAPORE	583,186	0.5
SOUTH AFRICA	494,761	0.4
SPAIN	458,833	0.4
SWEDEN	561,552	0.5
SWITZERLAND	1,839,437	1.6
TAIWAN	1,060,057	0.9
THAILAND	192,928	0.2
TURKEY	100,637	0.1
UNITED ARAB EMIRATES	72,835	0.1
UNITED KINGDOM	4,445,458	3.9
VIETNAM	2,036	0.0
TOTAL FOREIGN	34,253,499	29.6

TOTAL PORTFOLIO	$114,409,461	100.0%
193

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND

GLOBAL EQUITIES ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2016

SHARES		COMPANY	VALUE (000)
COMMON STOCKS - 99.1%

ARGENTINA - 0.0%
1,129,079	*	Arcos Dorados Holdings, Inc	$5,386
80,085	*	Pampa Energia S.A. (ADR)	2,189
		TOTAL ARGENTINA	7,575

AUSTRALIA - 1.9%
197,835		AGL Energy Ltd	2,873
994,269	e	Alumina Ltd	977
520,655		Amcor Ltd	5,854
1,104,784		AMP Ltd	4,306
184,356		APA Group	1,282
90,034		Aristocrat Leisure Ltd	937
321,889	*,m	Arrium Ltd	2
217,946		Asciano Group	1,446
294,384		AusNet Services	363
1,609,299		Australia & New Zealand Banking Group Ltd	29,322
62,948		Australian Stock Exchange Ltd	2,167
62,519		Bank of Queensland Ltd	499
75,977		Bendigo Bank Ltd	550
2,441,996		BHP Billiton Ltd	34,032
486,522		BHP Billiton plc	6,158
126,480		BlueScope Steel Ltd	611
124,366		Boral Ltd	584
479,005		Brambles Ltd	4,472
44,902		Caltex Australia Ltd	1,083
95,521		Challenger Financial Services Group Ltd	624
49,965		CIMIC Group Ltd	1,349
199,868		Coca-Cola Amatil Ltd	1,234
9,550		Cochlear Ltd	871
717,212		Commonwealth Bank of Australia	40,257
162,456		Computershare Ltd	1,123
60,578		Crown Resorts Ltd	576
158,837		CSL Ltd	13,395
160,911		Dexus Property Group	1,092
48,996		Domino’s Pizza Enterprises Ltd	2,521
386,033		DUET Group (ASE Exchange)	724
71,877		DuluxGroup Ltd	342
9,084	e	Flight Centre Travel Group Ltd	216
261,302	e	Fortescue Metals Group Ltd	699
298,789		GPT Group (ASE)	1,215
90,490		Harvey Norman Holdings Ltd	315
288,510		Healthscope Ltd	621
19,559		Iluka Resources Ltd	96
379,081		Incitec Pivot Ltd	852
750,855		Insurance Australia Group Ltd	3,093
211,083		Lend Lease Corp Ltd	2,005
194

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
295,505		Macquarie Goodman Group	$1,585
93,691		Macquarie Group Ltd	4,877
455,695		Medibank Pvt Ltd	1,011
1,292,702		Mirvac Group	1,966
1,021,768		National Australia Bank Ltd	19,617
431,862	*	Newcrest Mining Ltd	7,485
228,595		Oil Search Ltd	1,154
128,883	e	Orica Ltd	1,199
646,413		Origin Energy Ltd	2,824
328,034		Orora Ltd	681
72,671		Oxiana Ltd	312
38,977	e	Platinum Asset Mangement Ltd	169
88,039		Qantas Airways Ltd	186
527,573		QBE Insurance Group Ltd	4,168
348,862		QR National Ltd	1,266
23,365	e	Ramsay Health Care Ltd	1,263
8,768		REA Group Ltd	393
534,478		Santos Ltd	1,892
1,651,844		Scentre Group	6,118
54,560		Seek Ltd	626
42,421		Shopping Centres Australasia Property Group	73
65,291		Sonic Healthcare Ltd	1,059
1,542,304	*	South32 Ltd	1,809
2,070,000		Star Entertainment Grp Ltd	8,435
909,227	e	Stockland Trust Group	3,224
495,695		Suncorp-Metway Ltd	4,545
872,778		Sydney Airport	4,557
136,568		Tabcorp Holdings Ltd	470
242,926		Tattersall’s Ltd	699
1,705,988		Telstra Corp Ltd	7,131
54,581		TPG Telecom Ltd	489
1,160,301		Transurban Group (ASE)	10,451
123,254		Treasury Wine Estates Ltd	856
559,270		Vicinity Centres	1,395
74,999	m	Vocus Communications Ltd	488
412,111		Wesfarmers Ltd	12,428
725,352		Westfield Corp	5,827
1,456,403		Westpac Banking Corp	32,297
251,052		Woodside Petroleum Ltd	5,091
410,884	e	Woolworths Ltd	6,463
14,169	e	WorleyParsons Ltd	78
		TOTAL AUSTRALIA	337,395

AUSTRIA - 0.0%
9,097		Andritz AG.	431
34,059		Erste Bank der Oesterreichischen Sparkassen AG.	776
65,989	*,e,m	Immoeast AG.	0
18,033		OMV AG.	507
14,861	*,e	Raiffeisen International Bank Holding AG.	188
53,640	e	Voestalpine AG.	1,805
		TOTAL AUSTRIA	3,707
195

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
BELGIUM - 0.3%
24,333		Ageas	$846
346,076		Anheuser-Busch InBev NV	45,764
18,575		Belgacom S.A.	590
8,294		Colruyt S.A.	459
12,633		Delhaize Group	1,335
9,834		Groupe Bruxelles Lambert S.A.	806
30,410	*	KBC Groep NV	1,496
9,062		Solvay S.A.	846
6,360	*	Telenet Group Holding NV	291
15,451		UCB S.A.	1,160
11,818		Umicore	610
		TOTAL BELGIUM	54,203

BERMUDA - 0.0%
46,436	*	Arch Capital Group Ltd	3,343
94,694		Marvell Technology Group Ltd	903
15,235		RenaissanceRe Holdings Ltd	1,789
		TOTAL BERMUDA	6,035

BRAZIL - 0.0%
808,060		Banco Itau Holding Financeira S.A.	7,622
		TOTAL BRAZIL	7,622

CANADA - 3.6%
120,645		Agnico-Eagle Mines Ltd	6,456
34,734	e	Agrium, Inc	3,143
804,011		Alimentation Couche Tard, Inc	34,527
27,345	e	AltaGas Income Trust	665
58,548	e	ARC Resources Ltd	1,002
32,994		Atco Ltd	1,157
242,721	*	Bank of Montreal	15,396
444,573		Bank of Nova Scotia	21,786
357,037		Barrick Gold Corp (Canada)	7,622
170,571		BCE, Inc	8,072
81,113	*	Blackberry Ltd (New)	544
316,545	*	Bombardier, Inc	475
280,080		Brookfield Asset Management, Inc	9,266
3,535	*	Brookfield Business Partners LP	67
135,184		CAE, Inc	1,633
228,927	e	Cameco Corp (Toronto)	2,514
153,199	e	Canadian Imperial Bank of Commerce/Canada	11,507
259,687		Canadian National Railway Co	15,335
556,811		Canadian Natural Resources Ltd (Canada)	17,179
118,523		Canadian Pacific Railway Ltd (Toronto)	15,259
62,816		Canadian Tire Corp Ltd	6,843
28,870		Canadian Utilities Ltd	836
190,617		Cara Operations Ltd	4,434
5,955		CCL Industries	1,036
390,000	*	Celestica, Inc	3,629
1,902,854		Cenovus Energy, Inc (Toronto)	26,320
96,971	*	CGI Group, Inc	4,142
124,783	e	CI Financial Corp	2,603
4,024		Constellation Software, Inc	1,557
196

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
112,496		Crescent Point Energy Corp	$1,777
423,400		Dollarama, Inc	29,561
503,708		Eldorado Gold Corp	2,265
63,162	e	Element Financial Corp	670
29,549		Empire Co Ltd	439
347,829		Enbridge, Inc	14,735
430,636		EnCana Corp	3,350
5,634		Fairfax Financial Holdings Ltd	3,034
100,302		Finning International, Inc	1,633
19,220		First Capital Realty, Inc	330
202,316		First Quantum Minerals Ltd	1,420
131,960	e	Fortis, Inc	4,460
77,203		Franco-Nevada Corp	5,871
59,244		George Weston Ltd	5,127
271,481		Gildan Activewear, Inc	7,951
232,903		Goldcorp, Inc	4,456
66,947		Great-West Lifeco, Inc	1,766
21,715		H&R Real Estate Investment Trust	378
213,453		Husky Energy, Inc	2,606
20,941	e,g	Hydro One Ltd	421
57,707	e	IGM Financial, Inc	1,571
113,428		Imperial Oil Ltd	3,589
52,162		Industrial Alliance Insurance and Financial Services, Inc	1,640
30,406		Intact Financial Corp	2,172
168,989	e	Inter Pipeline Ltd	3,584
15,921		Jean Coutu Group PJC, Inc	246
94,717	e	Keyera Corp	2,897
633,211	*	Kinross Gold Corp	3,107
163,471		Linamar Corp	5,823
59,693		Loblaw Cos Ltd	3,193
168,751	*	Magna International, Inc	5,924
160,000		Magna International, Inc (Class A)	5,611
616,640		Manulife Financial Corp	8,434
1,842,327	*	MEG Energy Corp	9,654
14,665		Methanex Corp	427
354,568		Metro, Inc	12,353
125,391		National Bank of Canada	4,289
16,950		Onex Corp	1,036
180,645		Open Text Corp	10,681
165,820		Pembina Pipeline Income Fund	5,039
92,455	e	Peyto Exploration & Development Corp	2,482
356,032		Potash Corp of Saskatchewan	5,787
179,158		Power Corp Of Canada	3,814
127,550	e	Power Financial Corp	2,927
33,532	e	PrairieSky Royalty Ltd	636
1,599		Restaurant Brands International LP	67
106,400	e	Restaurant Brands International, Inc	4,426
101,304		Restaurant Brands International, Inc (Toronto)	4,217
25,513		RioCan Real Estate Investment Trust	579
99,501		Rogers Communications, Inc (Class B)	4,028
650,142	*	Royal Bank of Canada	38,416
109,032		Saputo, Inc	3,238
30,074	*	Seven Generations Energy Ltd	574
197

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
87,551	e	Shaw Communications, Inc (B Shares)	$1,681
202,371		Silver Wheaton Corp	4,763
10,627		Smart Real Estate Investment Trust	314
30,521		SNC-Lavalin Group, Inc	1,282
247,683	*,g	Spin Master Corp	5,109
246,928		Sun Life Financial, Inc	8,112
1,356,993		Suncor Energy, Inc	37,644
108,150	e	Teck Cominco Ltd	1,424
102,845		TELUS Corp	3,312
1,374,244		Toronto-Dominion Bank	59,014
265,931	*	Tourmaline Oil Corp	7,001
223,947	e	TransCanada Corp	10,134
162,941	e	TransForce, Inc	3,026
251,500	*	Turquoise Hill Resources Ltd	851
62,179	e	Veresen, Inc	527
18,372	e	Vermilion Energy, Inc	585
32,485		Waste Connections, Inc	2,341
2,458		Waste Connections, Inc	178
41,051		West Fraser Timber Co Ltd	1,200
180,000		WestJet Airlines Ltd	2,937
545,770	e	Yamana Gold, Inc	2,839
		TOTAL CANADA	633,990

CHILE - 0.0%
49,954	e	Antofagasta plc	312
130,000		Sociedad Quimica y Minera de Chile S.A. (ADR)	3,214
		TOTAL CHILE	3,526

CHINA - 0.1%
65,960	*	Alibaba Group Holding Ltd (ADR)	5,246
4,138,000	e	Beijing Enterprises Water Group Ltd	2,506
9,579,000	*,e,m	China Animal Healthcare Ltd	12
1,122,000		China Aoyuan Property Group Ltd	246
7,346,800		China Everbright International Ltd	8,215
1,300,255	*	China New Town Development Co Ltd	47
399,188		China Overseas Land & Investment Ltd	1,272
203,000		CNOOC Ltd	253
84,259	*,e	JD.com, Inc (ADR)	1,789
2,397,612		Sino-Ocean Land Holdings Ltd	1,044
144,500		Tencent Holdings Ltd	3,315
314,549		Yangzijiang Shipbuilding	211
		TOTAL CHINA	24,156

DENMARK - 1.1%
465		AP Moller - Maersk AS (Class A)	586
808		AP Moller - Maersk AS (Class B)	1,055
13,099		Carlsberg AS (Class B)	1,250
12,170		Christian Hansen Holding	799
14,277		Coloplast AS	1,069
537,867		Danske Bank AS	14,157
725,690	*,e,g	DONG Energy A.S.	26,020
113,532		DSV AS	4,774
6,761	*	Genmab AS	1,233
198

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
751,439	*	H Lundbeck AS	$28,169
19,612		ISS A.S.	738
1,593,525		Novo Nordisk AS	85,816
28,557		Novozymes AS	1,371
93,844		Pandora AS	12,781
180,000		Sydbank AS	4,520
99,978		TDC AS	490
300,000	*	Topdanmark AS	7,150
13,979		Tryg A.S.	250
27,251		Vestas Wind Systems AS	1,852
15,310	*	William Demant Holding A.S.	298
		TOTAL DENMARK	194,378

FINLAND - 0.5%
17,197		Elisa Oyj (Series A)	661
54,463		Fortum Oyj	875
352,600		Huhtamaki Oyj	14,633
50,000		Kesko Oyj (B Shares)	2,123
40,905		Kone Oyj (Class B)	1,888
13,752	e	Metso Oyj	323
265,811		Neste Oil Oyj	9,532
4,208,517	*	Nokia Oyj (Turquoise)	23,969
13,932		Nokian Renkaat Oyj	499
12,862		Orion Oyj (Class B)	500
1,193,600	*,e	Outokumpu Oyj	5,018
588,254		Sampo Oyj (A Shares)	24,057
68,398		Stora Enso Oyj (R Shares)	550
65,337		UPM-Kymmene Oyj	1,200
17,760		Wartsila Oyj (B Shares)	725
		TOTAL FINLAND	86,553

FRANCE - 2.9%
402,120		Accor S.A.	15,408
3,535		Aeroports de Paris	387
41,833		Air Liquide	4,358
18,413	*	Alstom RGPT	425
244,275		Arkema	18,675
10,563		Atos Origin S.A.	871
238,450		AXA S.A.	4,715
377,822		BNP Paribas	16,570
103,696		Bollore	349
109,998		Bouygues S.A.	3,151
32,286		Bureau Veritas S.A.	678
19,865		Cap Gemini S.A.	1,714
67,520		Carrefour S.A.	1,661
6,914		Casino Guichard Perrachon S.A.	384
1		CGG (ADR)	0	^
6,672		Christian Dior S.A.	1,069
20,303		CNP Assurances	300
736,812		Compagnie de Saint-Gobain	27,929
128,413		Credit Agricole S.A.	1,080
257,299		Dassault Systemes S.A.	19,399
25,927		Edenred	531
199

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
4,251		Eiffage S.A.	$302
29,833	e	Electricite de France	362
24,915		Essilor International S.A.	3,275
5,074		Eurazeo	301
216,280		European Aeronautic Defence and Space Co	12,397
21,512		Eutelsat Communications	406
506,229		Faurecia	16,071
3,894		Fonciere Des Regions	344
1,302,362		France Telecom S.A.	21,177
401,597		Gaz de France	6,448
4,698		Gecina S.A.	636
362,901		Groupe Danone	25,397
56,223		Groupe Eurotunnel S.A.	594
3,200		Hermes International	1,193
4,333		Icade	304
3,261		Iliad S.A.	658
4,362		Imerys S.A.	278
6,705		Ingenico	777
734,429		JC Decaux S.A.	24,763
9,282		Kering	1,494
26,518		Klepierre	1,170
14,118		Lagardere S.C.A.	307
32,563		Legrand S.A.	1,667
116,316		L’Oreal S.A.	22,269
34,051		LVMH Moet Hennessy Louis Vuitton S.A.	5,133
22,261		Michelin (C.G.D.E.) (Class B)	2,098
116,958		Natixis	440
13,913	*	Numericable-SFR SAS	348
25,812		Pernod-Ricard S.A.	2,858
56,785	*	Peugeot S.A.	681
22,967		Publicis Groupe S.A.	1,537
2,866	e	Remy Cointreau S.A.	247
110,335		Renault S.A.	8,330
743,573		Rexel S.A.	9,348
38,093		Safran S.A.	2,565
436,599		Sanofi-Aventis	36,274
273,729		Schneider Electric S.A.	15,969
19,030		SCOR SE	563
3,499		Societe BIC S.A.	493
91,464		Societe Generale	2,862
11,547		Sodexho Alliance S.A.	1,237
298,252		Suez Environnement S.A.	4,652
12,944		Technip S.A.	701
314,852		Teleperformance	26,820
12,784		Thales S.A.	1,062
1,881,089		Total S.A.	90,209
29,026	e	Unibail-Rodamco	7,509
460,306		Valeo S.A.	20,435
54,929		Veolia Environnement	1,186
226,455		Vinci S.A.	15,980
141,179		Vivendi Universal S.A.	2,641
3,399		Wendel	351
25,140		Zodiac S.A.	586
		TOTAL FRANCE	525,359
200

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
GERMANY - 2.1%
59,904		Adidas-Salomon AG.	$8,599
126,557		Allianz AG.	18,054
5,268		Axel Springer AG.	277
111,968		BASF SE	8,586
519,933		Bayer AG.	52,219
41,516		Bayerische Motoren Werke AG.	3,021
5,283		Bayerische Motoren Werke AG. (Preference)	337
474,575		Beiersdorf AG.	44,930
300,000		Borussia Dortmund GmbH & Co KGaA	1,344
18,806		Brenntag AG.	911
129,938		Commerzbank AG.	846
90,936		Continental AG.	17,208
5,388	g	Covestro AG.	240
172,372		Daimler AG. (Registered)	10,314
56,710		Deutsche Annington Immobilien SE	2,071
168,115	*	Deutsche Bank AG.	2,324
242,215		Deutsche Boerse AG.	19,899
28,871	e	Deutsche Lufthansa AG.	339
118,219		Deutsche Post AG.	3,331
1,764,139		Deutsche Telekom AG.	30,083
40,803		Deutsche Wohnen AG.	1,389
65,000		Duerr AG.	4,936
243,933		E.ON AG.	2,462
16,589		Evonik Industries AG.	495
4,919		Fraport AG. Frankfurt Airport Services Worldwide	263
180,000		Freenet AG.	4,636
116,800		Fresenius Medical Care AG.	10,174
48,665		Fresenius SE	3,576
8,032		Fuchs Petrolub AG. (Preference)	316
22,090		GEA Group AG.	1,043
77,399		Hannover Rueckversicherung AG.	8,110
17,276		HeidelbergCement AG.	1,301
12,554		Henkel KGaA	1,358
21,807		Henkel KGaA (Preference)	2,665
1,606		Hochtief AG.	207
8,324		Hugo Boss AG.	473
137,914		Infineon Technologies AG.	1,997
23,721	e	K&S AG.	486
1,034		Kabel Deutschland Holding AG.	119
10,950		Lanxess AG.	480
22,656		Linde AG.	3,157
4,302		MAN AG.	439
15,818		Merck KGaA	1,608
21,754		Metro AG.	669
37,000	*,e	Morphosys AG.	1,543
50,360		Muenchener Rueckver AG.	8,445
10,926		Osram Licht AG.	568
18,676	e	Porsche AG.	863
552,603	*	ProSiebenSat. Media AG.	24,172
59,541	*	RWE AG.	948
201

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
150,906		SAP AG.	$11,334
12,751		Schaeffler AG.	168
295,648	*,g	Scout24 AG.	10,989
300,810		Siemens AG.	30,870
75,000	*,e	SLM Solutions Group AG.	1,952
150,000		Software AG.	5,100
15,045		Symrise AG.	1,026
87,159		Telefonica Deutschland Holding AG.	359
44,499		ThyssenKrupp AG.	894
60,225		TUI AG. (DI)	686
14,986		United Internet AG.	623
9,183		Volkswagen AG.	1,217
17,017		Volkswagen AG. (Preference)	2,061
10,986	*,e,g	Zalando SE	291
		TOTAL GERMANY	381,401

HONG KONG - 1.0%
6,263,958		AIA Group Ltd	37,670
39,618	e	ASM Pacific Technology	285
195,736	e	Bank of East Asia Ltd	757
1,269,853		BOC Hong Kong Holdings Ltd	3,826
195,431	e	Cathay Pacific Airways Ltd	287
110,723		Cheung Kong Infrastructure Holdings Ltd	955
995,543		Cheung Kong Property Holdings Ltd	6,273
625,000		Chow Sang Sang Holding	1,107
993,543		CK Hutchison Holdings Ltd	10,929
615,454		CLP Holdings Ltd	6,287
365,463		First Pacific Co	265
389,803		Galaxy Entertainment Group Ltd	1,166
1,063,434	*	Global Brands Group Holding Ltd	93
209,000	*	Glorious Property Holdings Ltd	19
777,517		Hang Lung Group Ltd	2,342
3,098,803		Hang Lung Properties Ltd	6,260
419,172		Hang Seng Bank Ltd	7,190
557,417		Henderson Land Development Co Ltd	3,149
446,000	g	HK Electric Investments & HK Electric Investments Ltd	416
442,660		HKT Trust and HKT Ltd	638
3,010,672		Hong Kong & China Gas Ltd	5,501
400,776		Hong Kong Electric Holdings Ltd	3,685
265,768		Hong Kong Exchanges and Clearing Ltd	6,476
168,800		Hongkong Land Holdings Ltd	1,033
904,247		Hutchison Port Holdings Trust	414
105,760		Hysan Development Co Ltd	472
41,100		Jardine Matheson Holdings Ltd	2,403
1,570,448		Kerry Properties Ltd	3,888
2,047,027	e	Li & Fung Ltd	993
372,968		Link REIT	2,550
539,795	e	Melco Crown Entertainment Ltd (ADR)	6,791
565,280		MTR Corp	2,868
2,116,027		New World Development Co Ltd	2,155
737,402	*,e	Noble Group Ltd	112
254,532		NWS Holdings Ltd	403
704,815		PCCW Ltd	474
202

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,062,333		Sands China Ltd	$3,595
2,770,286	*	Shanghai Real Estate Ltd	74
201,992		Shangri-La Asia Ltd	203
4,834,446		Shimao Property Holdings Ltd	6,146
510,506		Sino Land Co	840
329,611		SJM Holdings Ltd	202
1,519,642		Sun Hung Kai Properties Ltd	18,340
188,628		Swire Pacific Ltd (Class A)	2,132
1,891,600		Swire Properties Ltd	5,040
225,902		Techtronic Industries Co	943
980,000	g	WH Group Ltd	776
1,718,275		Wharf Holdings Ltd	10,486
143,334		Wheelock & Co Ltd	673
122,412		Yue Yuen Industrial Holdings	485
		TOTAL HONG KONG	180,067

INDIA - 0.4%
200,000		Axis Bank Ltd	1,589
268,100		Bharat Petroleum Corp Ltd	4,266
133,600		Container Corp Of India Ltd	2,838
322,531	*	DEN Networks Ltd	438
1,308,022		DLF Ltd	2,925
450,000		HDFC Bank Ltd	7,868
350,000		Hindustan Petroleum Corp Ltd	5,177
244,517		Housing Development Finance Corp	4,556
280,000		ITC Ltd	1,533
383,129	*	LIC Housing Finance Ltd	2,820
210,000		Lupin Ltd	4,804
90,834		Prestige Estates Projects Ltd	250
1,113,028	*	Puravankara Projects Ltd	826
111,069		Reliance Industries Ltd	1,600
322,832	*	Sobha Developers Ltd	1,570
400,000	*	Sun Pharmaceutical Industries Ltd	4,535
813,513	*	Sunteck Realty Ltd	2,968
26,406,156	*	Unitech Ltd	2,518
886,174		Yes Bank Ltd	14,601
		TOTAL INDIA	67,682

IRELAND - 0.9%
182,006	*	AerCap Holdings NV	6,114
17,079,191	*	Bank of Ireland	3,521
1,699,993		CRH plc	49,538
117,440		Experian Group Ltd	2,228
2,902,262		Green REIT plc	4,474
4,220,177		Hibernia REIT plc	6,276
147,992	*,m	Irish Bank Resolution Corp Ltd	0
74,239		James Hardie Industries NV	1,150
323,765		Kerry Group plc (Class A)	28,714
9,782		Paddy Power plc	1,028
6,144	*	Ryanair Holdings plc	77
436,624		Ryanair Holdings plc (ADR)	30,363
12,213		Shire plc (ADR)	2,248
977,088		Smurfit Kappa Group plc	21,514
203

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
94,998		XL Capital Ltd	$3,164
		TOTAL IRELAND	160,409

ISRAEL - 0.2%
5,145		Azrieli Group	219
125,838		Bank Hapoalim Ltd	634
169,332	*	Bank Leumi Le-Israel	594
246,899		Bezeq Israeli Telecommunication Corp Ltd	489
13,078	*	Check Point Software Technologies	1,042
224		Delek Group Ltd	44
61,643		Israel Chemicals Ltd	240
16,981		Mizrahi Tefahot Bank Ltd	196
7,336		Nice Systems Ltd	467
111,751		Teva Pharmaceutical Industries Ltd	5,656
566,697		Teva Pharmaceutical Industries Ltd (ADR)	28,465
		TOTAL ISRAEL	38,046

ITALY - 0.8%
4,000,000	e	A2A S.p.A.	5,245
141,461		Assicurazioni Generali S.p.A.	1,668
50,185		Autostrade S.p.A.	1,254
7,142,022		Banca Intesa S.p.A.	13,604
116,740		Banca Intesa S.p.A. RSP	209
600,044		Banca Mediolanum S.p.A	4,118
113,836		Banche Popolari Unite Scpa	314
38,672		Banco Popolare SC	93
4,702,964		Enel S.p.A.	20,879
870,557		ENI S.p.A.	14,022
123,363	e	Exor S.p.A.	4,554
15,183	e	Ferrari NV	623
49,272	*	Finmeccanica S.p.A.	498
137,495		Fondiaria-Sai S.p.A	208
299,227		Luxottica Group S.p.A.	14,584
2,184,673		Mediaset S.p.A.	7,640
3,613,731		Mediobanca S.p.A.	20,822
617,000		Moncler S.p.A	9,741
765,600	g	OVS S.p.A	4,458
38,952	g	Poste Italiane S.p.A	259
23,524		Prysmian S.p.A.	516
2,846	*,e	RCS MediaGroup S.p.A.	3
713,620	*	Saipem S.p.A.	285
283,830		Snam Rete Gas S.p.A.	1,697
731,024		Telecom Italia RSP	470
1,288,420	*	Telecom Italia S.p.A.	1,058
185,862		Terna Rete Elettrica Nazionale S.p.A.	1,034
612,101		UniCredit S.p.A	1,346
304,209	*	Yoox S.p.A	7,060
		TOTAL ITALY	138,262

JAPAN - 8.1%
5,500		ABC-Mart, Inc	369
71,300	*	Acom Co Ltd	345
500		Activia Properties Inc	2,643
204

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
990		Advance Residence Investment Corp	$2,653
115,246		Aeon Co Ltd	1,789
18,852		AEON Financial Service Co Ltd	408
20,297		Aeon Mall Co Ltd	266
3,700		AEON REIT Investment Corp	4,227
26,000		Air Water, Inc	383
216,190		Aisin Seiki Co Ltd	8,806
288,275		Ajinomoto Co, Inc	6,792
32,505		Alfresa Holdings Corp	679
205,435		All Nippon Airways Co Ltd	585
267,629		Alps Electric Co Ltd	5,085
60,144		Amada Co Ltd	611
205,848		Aozora Bank Ltd	714
228,431		Asahi Breweries Ltd	7,386
175,005		Asahi Glass Co Ltd	950
482,134		Asahi Kasei Corp	3,355
28,100		Asics Corp	475
741,600		Astellas Pharma, Inc	11,630
136,105		Bank of Kyoto Ltd	835
11,753		Benesse Holdings Inc	276
542,204	e	Bridgestone Corp	17,425
42,185		Brother Industries Ltd	453
26,600		Calbee, Inc	1,113
188,697	e	Canon, Inc	5,387
39,233	e	Casio Computer Co Ltd	565
59,644		Central Japan Railway Co	10,609
310,562		Chiba Bank Ltd	1,468
254,066		Chubu Electric Power Co, Inc	3,616
94,658	e	Chugai Pharmaceutical Co Ltd	3,373
66,600		Chugoku Bank Ltd	680
110,366		Chugoku Electric Power Co, Inc	1,403
12,300		Citizen Watch Co Ltd	60
800		Comforia Residential REIT, Inc	1,799
476,700	*	Concordia Financial Group Ltd	1,841
265,600		COOKPAD, Inc	3,256
26,368		Credit Saison Co Ltd	443
10,000		CyberAgent, Inc	605
483,300	*,e	CYBERDYNE, Inc	10,894
94,076		Dai Nippon Printing Co Ltd	1,048
51,746		Daicel Chemical Industries Ltd	536
34,136		Daihatsu Motor Co Ltd	445
190,800		Dai-ichi Mutual Life Insurance Co	2,136
107,897		Daiichi Sankyo Co Ltd	2,621
97,046		Daikin Industries Ltd	8,156
39,117		Daito Trust Construction Co Ltd	6,351
102,056		Daiwa House Industry Co Ltd	2,997
606,480		Daiwa Securities Group, Inc	3,195
185,000	e	Dena Co Ltd	4,328
283,287		Denso Corp	9,968
38,255		Dentsu, Inc	1,793
70,833		Don Quijote Co Ltd	2,632
234,782		East Japan Railway Co	21,758
44,728		Eisai Co Ltd	2,497
205

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
157,693		Electric Power Development Co	$3,674
20,000	*,e	Euglena Co Ltd	280
9,744		FamilyMart Co Ltd	594
51,343		Fanuc Ltd	8,352
22,619		Fast Retailing Co Ltd	6,073
1,248,822		Fuji Electric Holdings Co Ltd	5,200
303,680		Fuji Heavy Industries Ltd	10,439
461,793		Fujifilm Holdings Corp	17,918
367,991		Fujitsu Ltd	1,353
317,733		Fukuoka Financial Group, Inc	1,048
2,850		GLP J-Reit	3,597
159,400	e	GMO Payment Gateway, Inc	9,060
79,300	e	GungHo Online Entertainment Inc	215
108,000		Gunma Bank Ltd	392
162,173		Hachijuni Bank Ltd	706
38,200		Hakuhodo DY Holdings, Inc	458
25,000		Hamamatsu Photonics KK	701
210,074		Hankyu Hanshin Holdings, Inc	1,566
700,000		Haseko Corp	7,047
3,732		Hikari Tsushin, Inc	313
105,582		Hino Motors Ltd	1,052
5,532		Hirose Electric Co Ltd	680
207,000		Hiroshima Bank Ltd	692
10,775		Hisamitsu Pharmaceutical Co, Inc	621
18,470		Hitachi Chemical Co Ltd	345
18,833		Hitachi Construction Machinery Co Ltd	275
159,200		Hitachi High-Technologies Corp	4,357
4,722,758		Hitachi Ltd	19,788
38,800		Hitachi Metals Ltd	394
327,000		Hokuhoku Financial Group, Inc	372
69,831		Hokuriku Electric Power Co	865
576,296		Honda Motor Co Ltd	14,457
8,512		Hoshizaki Electric Co Ltd	833
184,853		Hoya Corp	6,602
15,900		Idemitsu Kosan Co Ltd	345
25,829		Iida Group Holdings Co Ltd	529
150		Industrial & Infrastructure Fund Investment Corp	836
287,400		Infomart Corp	2,632
168,410		Inpex Holdings, Inc	1,317
300		Invesco Office J-Reit, Inc	275
171,481		Isetan Mitsukoshi Holdings Ltd	1,526
2,960,878		Ishikawajima-Harima Heavy Industries Co Ltd	7,981
852,200	e	Istyle, Inc	6,132
105,400		Isuzu Motors Ltd	1,298
937,870		Itochu Corp	11,473
22,000		Itochu Techno-Science Corp	474
98,452		Iyo Bank Ltd	603
297,500		J Front Retailing Co Ltd	3,085
242,315		Japan Airlines Co Ltd	7,796
8,103	e	Japan Airport Terminal Co Ltd	294
71,446		Japan Post Bank Co Ltd	840
79,640		Japan Post Holdings Co Ltd	969
149		Japan Prime Realty Investment Corp	639
206

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
233		Japan Real Estate Investment Corp	$1,439
3,493		Japan Rental Housing Investments, Inc	2,863
942		Japan Retail Fund Investment Corp	2,405
643,100		Japan Tobacco, Inc	25,918
91,104		JFE Holdings, Inc	1,188
67,978		JGC Corp	973
257,624		Joyo Bank Ltd	963
33,386		JSR Corp	442
438,203		JTEKT Corp	4,967
827,712		JX Holdings, Inc	3,231
150,000		kabu.com Securities Co Ltd	486
376,372		Kajima Corp	2,615
25,534		Kakaku.com, Inc	507
84,372		Kamigumi Co Ltd	780
48,129		Kaneka Corp	321
284,674	*	Kansai Electric Power Co, Inc	2,773
39,514		Kansai Paint Co Ltd	798
302,885		Kao Corp	17,641
650,510		Kawasaki Heavy Industries Ltd	1,834
670,200		KDDI Corp	20,381
90,000		Keihan Electric Railway Co Ltd	624
306,622		Keihin Electric Express Railway Co Ltd	3,086
242,123		Keio Corp	2,284
49,426		Keisei Electric Railway Co Ltd	637
1,838		Kenedix Realty Investment Corp	10,954
610		Kenedix Retail REIT Corp	1,642
15,751		Keyence Corp	10,747
54,795		Kikkoman Corp	2,022
405,914		Kintetsu Corp	1,737
400,749	e	Kirin Brewery Co Ltd	6,759
551,084		Kobe Steel Ltd	453
19,400		Koito Manufacturing Co Ltd	893
50,000		Kokuyo Co Ltd	712
163,336		Komatsu Ltd	2,837
16,586		Konami Corp	633
80,220		Konica Minolta Holdings, Inc	584
5,428		Kose Corp	460
1,188,207		Kubota Corp	16,071
62,474		Kuraray Co Ltd	745
18,077		Kurita Water Industries Ltd	403
56,700		Kyocera Corp	2,698
334,545	e	Kyowa Hakko Kogyo Co Ltd	5,706
165,484		Kyushu Electric Power Co, Inc	1,660
61,000		Kyushu Financial Group, Inc	302
2,177	*	LaSalle Logiport REIT	2,216
11,480		Lawson, Inc	917
46,564		LIXIL Group Corp	765
148,013		M3, Inc	5,166
20,805		Mabuchi Motor Co Ltd	881
250,000		Maeda Corp	1,957
42,536		Makita Corp	2,824
1,023,672		Marubeni Corp	4,625
37,509		Marui Co Ltd	505
207

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
9,696		Maruichi Steel Tube Ltd	$339
1,222,100		Matsui Securities Co Ltd	10,108
619,755		Matsushita Electric Industrial Co Ltd	5,332
314,415		Mazda Motor Corp	4,161
11,900	e	McDonald’s Holdings Co Japan Ltd	323
28,059		Mediceo Paltac Holdings Co Ltd	461
50,600		MEIJI Holdings Co Ltd	5,199
130		MID Reit, Inc	448
114,200		Minebea Co Ltd	776
22,641		Miraca Holdings, Inc	982
170,000		MISUMI Group, Inc	3,069
340,419		Mitsubishi Chemical Holdings Corp	1,560
469,211		Mitsubishi Corp	8,262
688,814		Mitsubishi Electric Corp	8,223
395,885		Mitsubishi Estate Co Ltd	7,262
142,160		Mitsubishi Gas Chemical Co, Inc	742
1,378,150		Mitsubishi Heavy Industries Ltd	5,542
20,262		Mitsubishi Logistics Corp	283
198,537		Mitsubishi Materials Corp	475
118,700		Mitsubishi Motors Corp	548
5,420,962		Mitsubishi UFJ Financial Group, Inc	24,301
82,500		Mitsubishi UFJ Lease & Finance Co Ltd	317
637,320		Mitsui & Co Ltd	7,608
157,140		Mitsui Chemicals, Inc	577
596,829		Mitsui Fudosan Co Ltd	13,698
201,499		Mitsui OSK Lines Ltd	428
360,009		Mitsui Sumitomo Insurance Group Holdings, Inc	9,328
1,165,758		Mitsui Trust Holdings, Inc	3,793
8,300		Mixi Inc	343
7,511,956		Mizuho Financial Group, Inc	10,810
516,800	e	MonotaRO Co Ltd	17,086
196,635		Murata Manufacturing Co Ltd	22,046
20,339		Nabtesco Corp	485
310,000		Nagoya Railroad Co Ltd	1,747
34,006		Namco Bandai Holdings, Inc	878
979,615		NEC Corp	2,282
28,600		Nexon Co Ltd	423
218,431		NGK Insulators Ltd	4,416
31,493		NGK Spark Plug Co Ltd	475
32,638		NHK Spring Co Ltd	265
79,317		Nidec Corp	6,038
60,381	e	Nikon Corp	818
56,198		Nintendo Co Ltd	8,076
567		Nippon Building Fund, Inc	3,493
74,313		Nippon Electric Glass Co Ltd	310
147,441		Nippon Express Co Ltd	674
30,944		Nippon Meat Packers, Inc	758
28,026		Nippon Paint Co Ltd	693
2,176		Nippon ProLogis REIT, Inc	5,316
210,201		Nippon Steel Corp	4,069
641,900		Nippon Telegraph & Telephone Corp	30,102
656,673		Nippon Yusen Kabushiki Kaisha	1,155
934,162		Nissan Motor Co Ltd	8,337
208

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
35,931		Nisshin Seifun Group, Inc	$578
10,645		Nissin Food Products Co Ltd	581
13,800		Nitori Co Ltd	1,674
244,237		Nitto Denko Corp	15,493
61,253		NKSJ Holdings, Inc	1,630
16,955		NOK Corp	288
3,840,980		Nomura Holdings, Inc	13,661
22,074		Nomura Real Estate Holdings, Inc	386
623		Nomura Real Estate Master Fund, Inc	985
128,044		Nomura Research Institute Ltd	4,696
79,135		NSK Ltd	579
72,700		NTT Data Corp	3,434
575,900		NTT DoCoMo, Inc	15,531
20,300		NTT Urban Development Corp	218
274,296		Obayashi Corp	2,920
11,500		Obic Co Ltd	633
255,098		Odakyu Electric Railway Co Ltd	2,991
146,999		OJI Paper Co Ltd	564
447,742		Olympus Corp	16,719
34,213		Omron Corp	1,117
238,008		Ono Pharmaceutical Co Ltd	10,368
6,703		Oracle Corp Japan	357
179,100		Oriental Land Co Ltd	11,597
1,507,725		ORIX Corp	19,511
332,106		Osaka Gas Co Ltd	1,277
92,600		Osaka Securities Exchange Co Ltd	1,066
12,400		Otsuka Corp	580
136,900		Otsuka Holdings KK	6,309
95,400		Outsourcing, Inc	4,394
360,100		Park24 Co Ltd	12,375
53,000		Pola Orbis Holdings, Inc	4,988
528,900		Rakuten, Inc	5,740
68,313		Recruit Holdings Co Ltd	2,496
1,087,772		Resona Holdings, Inc	3,976
459,782		Ricoh Co Ltd	3,986
6,112		Rinnai Corp	540
33,324		Rohm Co Ltd	1,315
4,244		Ryohin Keikaku Co Ltd	1,034
8,180		Sankyo Co Ltd	307
2,300	e	Sanrio Co Ltd	41
131,000		Santen Pharmaceutical Co Ltd	2,059
109,800		Sawai Pharmaceutical Co Ltd	8,512
37,591		SBI Holdings, Inc	374
99,134		Secom Co Ltd	7,329
32,852		Sega Sammy Holdings, Inc	354
27,900		Seibu Holdings, Inc	473
49,600		Seiko Epson Corp	795
156,351		Sekisui Chemical Co Ltd	1,926
645,520		Sekisui House Ltd	11,304
422,112		Seven & I Holdings Co Ltd	17,698
104,300		Seven Bank Ltd	324
70,532		Shikoku Electric Power Co, Inc	835
43,047		Shimadzu Corp	647
209

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
8,527		Shimamura Co Ltd	$1,269
13,392		Shimano, Inc	2,048
1,686,962		Shimizu Corp	15,805
250,700		Shin-Etsu Chemical Co Ltd	14,688
678,778		Shinsei Bank Ltd	989
122,540		Shionogi & Co Ltd	6,699
66,293		Shiseido Co Ltd	1,727
93,301		Shizuoka Bank Ltd	657
53,228		Shoei Co Ltd	561
33,122	e	Showa Shell Sekiyu KK	309
9,991		SMC Corp	2,458
262,500		SMS Co Ltd	5,767
443,166		Softbank Corp	25,062
12,100		Sohgo Security Services Co Ltd	598
2,400,000		Sojitz Holdings Corp	5,687
1,512,582		Sony Corp	44,564
61,228		Sony Financial Holdings, Inc	692
105,915		Stanley Electric Co Ltd	2,262
7,800		Start Today Co Ltd	412
534,883		Sumitomo Chemical Co Ltd	2,207
348,663		Sumitomo Corp	3,514
27,763	e	Sumitomo Dainippon Pharma Co Ltd	481
204,524		Sumitomo Electric Industries Ltd	2,707
1,229,625		Sumitomo Heavy Industries Ltd	5,402
87,631		Sumitomo Metal Mining Co Ltd	891
1,188,879		Sumitomo Mitsui Financial Group, Inc	34,329
215,021		Sumitomo Realty & Development Co Ltd	5,831
30,363		Sumitomo Rubber Industries, Inc	407
4,900		Sundrug Co Ltd	460
24,500		Suntory Beverage & Food Ltd	1,109
155,176		Suruga Bank Ltd	3,507
13,707		Suzuken Co Ltd	431
94,634		Suzuki Motor Corp	2,563
321,822		Sysmex Corp	22,160
221,431		T&D Holdings, Inc	1,880
207,000		Taiheiyo Cement Corp	490
433,368		Taisei Corp	3,561
6,156		Taisho Pharmaceutical Holdings Co Ltd	648
24,985		Taiyo Nippon Sanso Corp	230
52,117		Takashimaya Co Ltd	373
252,148		Takeda Pharmaceutical Co Ltd	10,875
177,781		Tanabe Seiyaku Co Ltd	3,212
21,956		TDK Corp	1,229
166,613		Teijin Ltd	552
58,746		Terumo Corp	2,507
67,494		THK Co Ltd	1,150
377,878		Tobu Railway Co Ltd	2,074
20,075		Toho Co Ltd	556
69,000		Toho Gas Co Ltd	565
185,215		Tohoku Electric Power Co, Inc	2,338
319,064		Tokio Marine Holdings, Inc	10,622
256,668	*	Tokyo Electric Power Co, Inc	1,087
28,316		Tokyo Electron Ltd	2,393
210

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
895,924		Tokyo Gas Co Ltd	$3,699
43,000		Tokyo Ohka Kogyo Co Ltd	1,061
36,800		Tokyo Tatemono Co Ltd	441
627,852		Tokyu Corp	5,512
90,900		Tokyu Fudosan Holdings Corp	567
240,383		TonenGeneral Sekiyu KK	2,190
92,734		Toppan Printing Co Ltd	797
653,664		Toray Industries, Inc	5,578
712,554	*,e	Toshiba Corp	1,941
900,000		Tosoh Corp	4,151
25,042		Toto Ltd	1,001
28,539		Toyo Seikan Kaisha Ltd	545
15,499		Toyo Suisan Kaisha Ltd	629
191,297		Toyoda Gosei Co Ltd	3,407
28,893		Toyota Industries Corp	1,149
1,456,567		Toyota Motor Corp	71,807
37,694		Toyota Tsusho Corp	812
19,328		Trend Micro, Inc	691
4,800		Tsuruha Holdings, Inc	581
83,912		Uni-Charm Corp	1,885
506		United Urban Investment Corp	911
38,530		USS Co Ltd	637
48,607		West Japan Railway Co	3,080
349,800	e	W-Scope Corp	8,275
587,138		Yahoo! Japan Corp	2,604
15,404		Yakult Honsha Co Ltd	801
112,031		Yamada Denki Co Ltd	591
85,406	e	Yamaguchi Financial Group, Inc	808
29,408		Yamaha Corp	793
48,591		Yamaha Motor Co Ltd	741
125,155		Yamato Transport Co Ltd	2,874
21,553		Yamazaki Baking Co Ltd	602
43,724		Yaskawa Electric Corp	571
40,310		Yokogawa Electric Corp	455
19,000	e	Yokohama Rubber Co Ltd	238
		TOTAL JAPAN	1,444,931

JERSEY, C.I. - 0.0%
11,527		Randgold Resources Ltd	1,294
		TOTAL JERSEY, C.I.	1,294

JORDAN - 0.0%
11,086		Hikma Pharmaceuticals plc	365
		TOTAL JORDAN	365

KOREA, REPUBLIC OF - 0.1%
29,000		Hanssem Co Ltd	4,039
196,900		Hynix Semiconductor, Inc	5,603
40,743		KB Financial Group, Inc	1,158
30,193	*	Osstem Implant Co Ltd	2,057
20,000		Samsung Fire & Marine Insurance Co Ltd	4,594
90,000		Woongjin Coway Co Ltd	8,195
		TOTAL KOREA, REPUBLIC OF	25,646
211

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
LUXEMBOURG - 0.2%
2,768,142	*	ArcelorMittal	$12,621
3,377,524		B&M European Value Retail S.A.	11,509
8,124		Millicom International Cellular S.A.	498
4,718		RTL Group	385
42,198		SES Global S.A.	903
57,950		Tenaris S.A.	838
		TOTAL LUXEMBOURG	26,754

MACAU - 0.0%
164,192	e	MGM China Holdings Ltd	214
260,183	e	Wynn Macau Ltd	377
		TOTAL MACAU	591

MALAYSIA - 0.1%
8,333,325		Karex BHD	4,994
1,266,980		Public Bank BHD	6,105
1,200,000		Tenaga Nasional BHD	4,201
36,303	*	YNH Property BHD	17
		TOTAL MALAYSIA	15,317

MEXICO - 0.1%
28,121	e	Fresnillo plc	619
700,000		Gruma SAB de C.V.	10,101
		TOTAL MEXICO	10,720

NETHERLANDS - 1.8%
1,992,415	e,g	ABN AMRO Group NV (ADR)	32,757
222,112		Aegon NV	880
328,644		Akzo Nobel NV	20,416
44,930	e	Altice NV (Class A)	671
14,066	*	Altice NV (Class B)	212
480,409		ASML Holding NV	47,291
44,600	e	ASML Holding NV (ADR)	4,425
10,559		Boskalis Westminster	360
21,866		DSM NV	1,261
407,995	g	Euronext NV	14,967
9,857		Gemalto NV	597
12,097		Heineken Holding NV	980
58,002		Heineken NV	5,320
6,350,230		ING Groep NV	65,699
481,295		Koninklijke Ahold NV	10,628
114,226		Koninklijke Philips Electronics NV	2,837
8,757		Koninklijke Vopak NV	436
34,901		NN Group NV	961
114,967	*	NXP Semiconductors NV	9,007
10,730	*,e	OCI NV	145
14,882		Randstad Holdings NV	595
1,510,995		Royal Dutch Shell plc (A Shares)	41,500
1,409,354		Royal Dutch Shell plc (B Shares)	38,938
405,769		Royal KPN NV	1,446
1,517,973		Steinhoff International Holdings NV (GR)	8,740
212

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,036,400	*	TomTom NV	$7,919
206,736		Wolters Kluwer NV	8,371
		TOTAL NETHERLANDS	327,359

NEW ZEALAND - 0.1%
4,000,000		Air New Zealand Ltd	5,995
159,292		Auckland International Airport Ltd	741
120,482		Contact Energy Ltd	447
114,483		Fletcher Building Ltd	704
212,112	*	Meridian Energy Ltd	400
116,474		Mighty River Power Ltd	252
62,379		Ryman Healthcare Ltd	416
306,038		Telecom Corp of New Zealand Ltd	778
		TOTAL NEW ZEALAND	9,733

NORWAY - 0.4%
987,100	*	Det Norske Oljeselskap ASA	12,032
852,753		DNB NOR Holding ASA	10,207
24,124		Gjensidige Forsikring BA	402
164,122		Norsk Hydro ASA	601
99,187		Orkla ASA	882
28,886	e	PAN Fish ASA	487
9,459		Schibsted ASA	284
10,904		Schibsted ASA (B Shares)	312
2,982,788		Statoil ASA	51,538
91,062		Telenor ASA	1,507
21,948		Yara International ASA	697
		TOTAL NORWAY	78,949

PHILIPPINES - 0.2%
20,895,900	*	Melco Crown Philippines Resorts Corp	1,691
5,300,354		Metropolitan Bank & Trust	10,209
8,245,950		Robinsons Retail Holdings, Inc	15,155
		TOTAL PHILIPPINES	27,055

PORTUGAL - 0.1%
1,930,528	*,e	Banco Comercial Portugues S.A.	39
283,851		Energias de Portugal S.A.	869
56,754	e	Galp Energia SGPS S.A.	789
678,590	e	Jeronimo Martins SGPS S.A.	10,703
		TOTAL PORTUGAL	12,400

RUSSIA - 0.1%
2,126,258		Sberbank of Russian Federation (ADR)	18,648
203,100	*	X 5 Retail Group NV (GDR)	4,073
		TOTAL RUSSIA	22,721

SINGAPORE - 0.7%
359,845	e	Ascendas REIT	666
473,713		Broadcom Ltd	73,615
329,697	e	CapitaCommercial Trust	363
958,846		CapitaLand Ltd	2,202
213

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
831,217		CapitaMall Trust	$1,322
167,300		City Developments Ltd	1,017
353,648		ComfortDelgro Corp Ltd	726
876,562		DBS Group Holdings Ltd	10,336
1,010,092		Genting Singapore plc	548
465,695		Global Logistic Properties	629
1,200,765		Golden Agri-Resources Ltd	314
17,066		Jardine Cycle & Carriage Ltd	467
522,468	e	Keppel Corp Ltd	2,155
54,756		Keppel Infrastructure Trust	20
78,567		K-REIT Asia	61
880,175		Oversea-Chinese Banking Corp	5,723
163,648	e	SembCorp Industries Ltd	347
432,617	e	SembCorp Marine Ltd	503
192,984		Singapore Airlines Ltd	1,533
324,843		Singapore Exchange Ltd	1,850
635,425	e	Singapore Press Holdings Ltd	1,872
593,207		Singapore Technologies Engineering Ltd	1,396
3,185,991		Singapore Telecommunications Ltd	9,840
100,730		StarHub Ltd	284
398,300	e	Suntec Real Estate Investment Trust	526
398,668		United Overseas Bank Ltd	5,493
80,876		UOL Group Ltd	330
319,162		Wilmar International Ltd	777
		TOTAL SINGAPORE	124,915

SOUTH AFRICA - 0.1%
45,303		Al Noor Hospitals Group plc	663
71,966		Investec plc	448
584,929		Mondi plc	10,951
50,800		Naspers Ltd (N Shares)	7,757
90,000		Sasol Ltd	2,435
		TOTAL SOUTH AFRICA	22,254

SPAIN - 0.7%
65,379	e	Abertis Infraestructuras S.A. (Continuous)	966
80,000	e	Acciona S.A.	5,838
23,465		ACS Actividades Construccion y Servicios S.A.	644
8,242	*,g	Aena S.A.	1,092
642,647		Amadeus IT Holding S.A.	28,314
791,586	e	Banco Bilbao Vizcaya Argentaria S.A.	4,535
643,400	e	Banco de Sabadell S.A.	852
475,201	e	Banco Popular Espanol S.A.	618
1,758,352		Banco Santander S.A.	6,824
543,353		Bankia S.A.	396
82,489	e	Bankinter S.A.	532
325,470		CaixaBank S.A.	717
131,057	e	Corp Mapfre S.A.	288
973,308	e	Distribuidora Internacional de Alimentacion S.A.	5,681
26,904	e	Enagas	822
1,004,009	e	Endesa S.A.	20,146
313,187		Ferrovial S.A.	6,132
42,686	e	Gas Natural SDG S.A.	848
214

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
300,000		Gestevision Telecinco S.A.	$3,387
36,464		Grifols S.A.	828
2,193,958		Iberdrola S.A.	14,966
133,087		Industria De Diseno Textil S.A.	4,471
108,528	*,e,m	Let’s GOWEX S.A.	1
13,147	e	Red Electrica de Espana	1,175
396,375		Repsol YPF S.A.	5,081
235,400	e	Tecnicas Reunidas S.A.	7,055
889,076		Telefonica S.A.	8,441
21,401		Zardoya Otis S.A.	202
		TOTAL SPAIN	130,852

SWEDEN - 0.8%
35,939	e	Alfa Laval AB	566
170,000	*	Arcam AB	4,397
347,228		Assa Abloy AB	7,143
81,801		Atlas Copco AB (A Shares)	2,125
46,940		Atlas Copco AB (B Shares)	1,113
19,357	e	Autoliv, Inc	2,080
624,211		Boliden AB	12,200
200,000	*	Bonava AB	2,411
805,120		Electrolux AB (Series B)	21,951
371,064		Ericsson (LM) (B Shares)	2,851
24,887		Getinge AB (B Shares)	514
115,849		Hennes & Mauritz AB (B Shares)	3,408
316,372	e	Hexagon AB (B Shares)	11,578
49,589		Husqvarna AB (B Shares)	369
9,712	e	ICA Gruppen AB	326
19,424		Industrivarden AB	316
713,283		Intrum Justitia AB	22,370
314,610		Investment AB Kinnevik (B Shares)	7,521
55,147		Investor AB (B Shares)	1,853
200,000	e	JM AB	5,025
24,027	*,e	Lundin Petroleum AB	438
200,000		NCC AB (B Shares)	4,644
370,316		Nordea Bank AB	3,142
129,834		Sandvik AB	1,300
37,744		Securitas AB (B Shares)	583
184,551		Skandinaviska Enskilda Banken AB (Class A)	1,612
43,338		Skanska AB (B Shares)	907
48,629		SKF AB (B Shares)	779
73,858		Svenska Cellulosa AB (B Shares)	2,373
182,536		Svenska Handelsbanken AB	2,216
110,497		Swedbank AB (A Shares)	2,321
23,923		Swedish Match AB	835
39,235		Tele2 AB	344
315,778		TeliaSonera AB	1,495
578,398		Volvo AB (B Shares)	5,746
		TOTAL SWEDEN	138,852

SWITZERLAND - 3.5%
249,425		ABB Ltd	4,937
73,533		Actelion Ltd	12,383
215

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
413,137		Adecco S.A.	$20,838
10,852		Aryzta AG.	401
58,109		Baloise Holding AG.	6,472
265		Barry Callebaut AG.	326
63,424		Cie Financiere Richemont S.A.	3,712
22,052		Coca-Cola HBC AG.	446
229,378		Credit Suisse Group	2,443
5,262	*	Dufry Group	629
976		EMS-Chemie Holding AG.	504
36,000		Flughafen Zuerich AG.	6,371
472		Galenica AG.	636
4,605		Geberit AG.	1,744
8,000		Georg Fischer AG.	6,395
1,119		Givaudan S.A.	2,253
1,493,572		Glencore Xstrata plc	3,078
55,176		Holcim Ltd	2,308
27,089		Julius Baer Group Ltd	1,090
8,000		Kaba Holding AG.	5,589
6,471		Kuehne & Nagel International AG.	907
120		Lindt & Spruengli AG.	716
13		Lindt & Spruengli AG. (Registered)	929
300,343		Lonza Group AG.	49,891
1,576,217		Nestle S.A.	122,123
1,592,961		Novartis AG.	131,480
3,887		Pargesa Holding S.A.	257
2,045		Partners Group	876
6,334		Phonak Holding AG.	841
341,836		Roche Holding AG.	90,204
5,267		Schindler Holding AG.	954
2,498		Schindler Holding AG. (Registered)	455
669		SGS S.A.	1,533
263		Sika AG.	1,103
79,171		STMicroelectronics NV	462
640		Sulzer AG.	56
4,010		Swatch Group AG.	1,167
4,778		Swatch Group AG. (Registered)	274
3,921		Swiss Life Holding	906
8,283		Swiss Prime Site AG.	750
543,294		Swiss Re Ltd	47,452
3,137		Swisscom AG.	1,558
27,352		Syngenta AG.	10,499
166,789		TE Connectivity Ltd	9,525
2,577,076		UBS AG.	33,439
532,190		Wolseley plc	27,559
18,285		Zurich Financial Services AG.	4,523
		TOTAL SWITZERLAND	622,994

TAIWAN - 0.3%
16,540,000		Advanced Semiconductor Engineering, Inc	18,818
871,552		Eclat Textile Co Ltd	8,452
2,781,746		Hota Industrial Manufacturing Co Ltd	13,053
60,000		Largan Precision Co Ltd	5,549
2,300,000		Pegatron Technology Corp	4,885
		TOTAL TAIWAN	50,757
216

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
THAILAND - 0.0%
3,000,000		Delta Electronics Thai PCL	$5,846
		TOTAL THAILAND	5,846

UNITED ARAB EMIRATES - 0.0%
1,734,000		Emaar Properties PJSC	2,949
		TOTAL UNITED ARAB EMIRATES	2,949

UNITED KINGDOM - 6.9%
118,947		3i Group plc	873
110,886	e	Aberdeen Asset Management plc	416
25,835		Admiral Group plc	702
31,681		Aggreko plc	542
172,162		Anglo American plc (London)	1,688
2,089,518		ARM Holdings plc	31,739
1,755,468		Ashtead Group plc	25,075
110,100	*	ASOS plc	5,881
972,627		Associated British Foods plc	35,441
494,990		AstraZeneca plc	29,592
3,660,690	g	Auto Trader Group plc	17,305
943,381		Aviva plc	4,973
30,314		Babcock International Group	367
384,074		BAE Systems plc	2,689
18,296,086		Barclays plc	34,029
122,355		Barratt Developments plc	665
815,200		Beazley plc	3,963
300,000		Bellway plc	7,610
381,043	*	Belmond Ltd.	3,772
16,009		Berkeley Group Holdings plc	541
9,915,687		BP plc	58,042
1,036,822		British American Tobacco plc	67,216
118,120		British Land Co plc	959
2,459,173		Britvic plc	19,244
1,367,096		BT Group plc	7,514
40,624		Bunzl plc	1,250
54,398		Burberry Group plc	846
80,066		Capita Group plc	1,032
654,779		Centrica plc	1,980
686,400		Cineworld Group plc	5,007
120,883		CNH Industrial NV	877
221,910		Cobham plc	468
46,822		Coca-Cola European Partners plc	1,671
16,314	*	Coca-Cola European Partners plc	585
576,622		Compass Group plc	10,970
136,700		Consort Medical plc	1,905
192,931		Croda International plc	8,099
102,330	*,e	CYBG plc	318
66,706		DCC plc	5,870
494,037		Delphi Automotive plc	30,927
506,573		Diageo plc	14,151
168,168		Direct Line Insurance Group plc	777
217

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,571,155		easyJet plc	$22,831
1,023,200		Fevertree Drinks plc	9,839
109,880	e	Fiat DaimlerChrysler Automobiles NV	676
206,060		GKN plc	745
3,980,154		GlaxoSmithKline plc	85,474
190,440		Group 4 Securicor plc	467
93,493		Hammerson plc	673
31,796		Hargreaves Lansdown plc	530
8,557,727		Hays plc	11,181
2,393,224		HSBC Holdings plc	14,827
66,801		ICAP plc	376
32,669		IMI plc	423
257,081		Imperial Tobacco Group plc	13,942
800,000		Inchcape plc	6,727
55,225		Inmarsat plc	595
23,170		InterContinental Hotels Group plc	855
98,697		International Consolidated Airlines Group S.A.	489
1,353,373	e	International Consolidated Airlines Group S.A. (London)	6,712
19,771		Intertek Group plc	921
114,417	e	Intu Properties plc	445
450,334		ITV plc	1,080
164,204	e	J Sainsbury plc	512
23,568		Johnson Matthey plc	884
1,866,414	*	Just Eat plc	10,654
277,333		Kingfisher plc	1,191
96,223		Land Securities Group plc	1,339
9,917,061		Legal & General Group plc	25,389
221,095	*	Liberty Global plc	6,334
77,503	*	Liberty Global plc (Class A)	2,252
11,491	*,e	Liberty Global plc LiLAC (Class A)	371
31,983	*,e	Liberty Global plc LiLAC (Class C)	1,039
7,496,723		Lloyds TSB Group plc	5,430
449,198		London Stock Exchange Group plc	15,263
6,800,024		Man Group plc	10,565
198,598		Marks & Spencer Group plc	851
94,712		Meggitt plc	515
84,571	g	Merlin Entertainments plc	498
456,773		National Grid plc	6,717
119,082		New Carphone Warehouse plc	511
107,473		Next plc	7,101
601,626		Old Mutual plc	1,625
100,147		Pearson plc	1,303
41,172		Pentair plc	2,400
36,989		Persimmon plc	717
32,615	e	Petrofac Ltd	339
17,992		Provident Financial plc	555
3,075,087		Prudential plc	52,181
2,933,600	*	Purplebricks Group plc	5,272
395,003		Reckitt Benckiser Group plc	39,608
632,201		Reed Elsevier NV	10,937
134,971		Reed Elsevier plc	2,485
1,200,000		Regus plc	4,640
227,462		Rightmove plc	11,109
218

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
132,956		Rio Tinto Ltd	$4,599
649,437		Rio Tinto plc	20,176
224,025		Rolls-Royce Group plc	2,138
4,625,329	*	Royal Bank of Scotland Group plc	10,482
808,187		Royal Mail plc	5,430
124,120		RSA Insurance Group plc	832
561,370		SABMiller plc	32,739
130,391		Sage Group plc	1,127
15,629		Schroders plc	494
122,459		Scottish & Southern Energy plc	2,549
89,489		Segro plc	496
28,007		Severn Trent plc	914
511,477		Shire Ltd	31,611
3,073,963		Sky plc	34,931
109,147		Smith & Nephew plc	1,853
48,331		Smiths Group plc	747
12,580	*	Sports Direct International plc	54
64,426		St. James’s Place plc	679
754,192		Standard Chartered plc	5,722
237,767		Standard Life plc	938
56,561		Tate & Lyle plc	506
4,300,498		Taylor Wimpey plc	7,629
990,299	*	Tesco plc	2,326
1,117,484		Travis Perkins plc	22,048
635,265		Unilever NV	29,546
221,377		Unilever plc	10,607
83,244		United Utilities Group plc	1,154
1,000,900		Vesuvius plc	3,825
1,791,586		Virgin Money Holdings UK plc	6,011
14,929,036		Vodafone Group plc	45,516
26,187		Weir Group plc	506
230,000		WH Smith plc	4,832
252,608		Whitbread plc	11,819
108,620		William Hill plc	374
270,567	e	WM Morrison Supermarkets plc	679
1,845,737	*,g	Worldpay Group plc	6,718
2,281,612		WPP plc	47,552
		TOTAL UNITED KINGDOM	1,218,125

UNITED STATES - 59.0%
111,529		3M Co	19,531
5,670		A.O. Smith Corp	500
191,200		Aaron’s, Inc	4,185
2,295,885		Abbott Laboratories	90,251
414,961		AbbVie, Inc	25,690
27,878		Abercrombie & Fitch Co (Class A)	497
259,277		Accenture plc	29,374
137,584		Activision Blizzard, Inc	5,452
22,685		Acuity Brands, Inc	5,625
339,462	*	Adobe Systems, Inc	32,517
15,353		Advance Auto Parts, Inc	2,482
1,195,000	*,e,n	Advanced Micro Devices, Inc	6,142
200,724		AES Corp	2,505
219

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
347,193		Aetna Inc	$42,403
13,764	*	Affiliated Managers Group, Inc	1,938
65,914		Aflac, Inc	4,756
25,116		AGCO Corp	1,184
146,790		Agilent Technologies, Inc	6,512
48,755		AGL Resources, Inc	3,216
28,529		Air Products & Chemicals, Inc	4,052
520,000	*	AK Steel Holding Corp	2,423
46,182	*	Akamai Technologies, Inc	2,583
99,100		Alaska Air Group, Inc	5,777
167,671		Albemarle Corp	13,298
179,835		Alcoa, Inc	1,667
13,627		Alexandria Real Estate Equities, Inc	1,411
406,313	*	Alexion Pharmaceuticals, Inc	47,441
35,500	*	Alkermes plc	1,534
4,124	*	Alleghany Corp	2,266
16,000		Allegiant Travel Co	2,424
485,902	*	Allergan plc	112,287
70,269	*	Alliance Data Systems Corp	13,767
79,003		Alliant Energy Corp	3,136
198,908		Allstate Corp	13,914
53,862	*	Ally Financial, Inc	919
12,158	*	Alnylam Pharmaceuticals, Inc	675
131,037	*	Alphabet, Inc (Class A)	92,188
259,306	*	Alphabet, Inc (Class C)	179,466
704,637		Altria Group, Inc	48,592
220,455	*	Amazon.com, Inc	157,762
65,000	*	AMC Networks, Inc	3,927
120,000		Amdocs Ltd	6,926
12,959		Amerco, Inc	4,854
80,257		Ameren Corp	4,300
37,237		American Airlines Group, Inc	1,054
135,171		American Capital Agency Corp	2,679
212,126		American Electric Power Co, Inc	14,868
169,949		American Express Co	10,326
147,500		American Financial Group, Inc	10,905
286,543		American International Group, Inc	15,155
69,972		American Tower Corp	7,950
113,262		American Water Works Co, Inc	9,572
126,831		Ameriprise Financial, Inc	11,396
88,226		AmerisourceBergen Corp	6,998
32,376		Ametek, Inc	1,497
242,392		Amgen, Inc	36,880
113,743		Amphenol Corp (Class A)	6,521
488,820		Anadarko Petroleum Corp	26,030
86,396		Analog Devices, Inc	4,893
355,988		Annaly Capital Management, Inc	3,941
19,848	*	Ansys, Inc	1,801
30,540	*,e	Antero Resources Corp	793
193,719		Anthem, Inc	25,443
71,993		Aon plc	7,864
269,660		Apache Corp	15,012
3,105,982		Apple, Inc	296,932
220

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,342,776		Applied Materials, Inc	$32,186
35,622		ARAMARK Holdings Corp	1,190
100,365		Archer Daniels Midland Co	4,305
11,979	*	Arrow Electronics, Inc	742
27,510		Arthur J. Gallagher & Co	1,309
42,000	*	Asbury Automotive Group, Inc	2,215
15,241		Ashland, Inc	1,749
23,015		Assurant, Inc	1,986
2,839,122		AT&T, Inc	122,678
23,339		Atmos Energy Corp	1,898
47,800	*	Autodesk, Inc	2,588
98,155		Automatic Data Processing, Inc	9,018
18,547	*,e	Autonation, Inc	871
27,975	*	AutoZone, Inc	22,208
27,861		AvalonBay Communities, Inc	5,026
30,572		Avery Dennison Corp	2,285
20,837		Avnet, Inc	844
33,757	*	Axalta Coating Systems Ltd	896
183,745		Axis Capital Holdings Ltd	10,106
659,441		Baker Hughes, Inc	29,761
36,270	e	Ball Corp	2,622
7,688,173		Bank of America Corp	102,022
573,581		Bank of New York Mellon Corp	22,284
23,349		Bard (C.R.), Inc	5,491
961,404		Baxter International, Inc	43,475
158,045		BB&T Corp	5,628
29,901		BE Aerospace, Inc	1,381
60,174		Becton Dickinson & Co	10,205
72,569	*	Bed Bath & Beyond, Inc	3,136
266,045	*	Berkshire Hathaway, Inc (Class B)	38,521
998,322	*	Berry Plastics Group, Inc	38,785
524,560		Best Buy Co, Inc	16,052
76,369	*	Biogen Idec, Inc	18,468
105,431	*	BioMarin Pharmaceutical, Inc	8,203
44,095		BlackRock, Inc	15,104
218,000		Blackstone Group LP	5,350
110,922		Boeing Co	14,405
30,297		BorgWarner, Inc	894
31,459		Boston Properties, Inc	4,149
1,258,251	*	Boston Scientific Corp	29,405
90,000		Brinker International, Inc	4,098
885,184		Bristol-Myers Squibb Co	65,105
29,335		Brixmor Property Group, Inc	776
22,761		Broadridge Financial Solutions, Inc	1,484
660,000		Brocade Communications Systems, Inc	6,059
23,026		Brown-Forman Corp (Class B)	2,297
44,422		Bunge Ltd	2,628
80,049		CA, Inc	2,628
168,741		Cabot Oil & Gas Corp	4,343
97,000	*	CACI International, Inc (Class A)	8,770
73,230	*	Cadence Design Systems, Inc	1,779
116	e	California Resources Corp	1
55,000	e	Cal-Maine Foods, Inc	2,438
221

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
68,794	*	Calpine Corp	$1,015
34,163		Camden Property Trust	3,021
68,221		Campbell Soup Co	4,539
222,177		Capital One Financial Corp	14,110
176,080		Cardinal Health, Inc	13,736
77,932	*,e	Carmax, Inc	3,821
117,912		Carnival Corp	5,212
123,098		Carnival plc	5,461
50,000		Carter’s, Inc	5,324
386,774		Caterpillar, Inc	29,321
199,141	*	CBRE Group, Inc	5,273
547,922		CBS Corp (Class B)	29,829
21,274		CDK Global, Inc	1,181
241,848		CDW Corp	9,693
37,158		Celanese Corp (Series A)	2,432
625,513	*	Celgene Corp	61,694
134,431	*	Centene Corp	9,594
143,267		Centerpoint Energy, Inc	3,438
148,764		CenturyTel, Inc	4,316
54,587	*	Cerner Corp	3,199
377,014		CF Industries Holdings, Inc	9,086
52,902		CH Robinson Worldwide, Inc	3,928
270,026		Charles Schwab Corp	6,834
60,687	*	Charter Communications, Inc	13,875
40,000		Chemed Corp	5,452
26,491	*	Cheniere Energy, Inc	995
16,269	*,e	Chesapeake Energy Corp	70
1,201,209		Chevron Corp	125,923
8,517		Chicago Bridge & Iron Co NV	295
7,564	*	Chipotle Mexican Grill, Inc (Class A)	3,046
749,340		Chubb Ltd	97,946
67,778		Church & Dwight Co, Inc	6,974
196,700	*	Ciena Corp	3,688
325,275		Cigna Corp	41,632
24,482		Cimarex Energy Co	2,921
49,978		Cincinnati Financial Corp	3,743
33,357		Cintas Corp	3,273
3,097,905		Cisco Systems, Inc	88,879
189,381		CIT Group, Inc	6,043
1,674,474		Citigroup, Inc	70,981
67,575		Citizens Financial Group, Inc	1,350
83,091	*	Citrix Systems, Inc	6,655
233,800	*,e	Cliffs Natural Resources, Inc	1,326
65,352		Clorox Co	9,044
61,932		CME Group, Inc	6,032
207,563		CMS Energy Corp	9,519
308,763		Coach, Inc	12,579
2,489,578		Coca-Cola Co	112,853
102,045	*	Cognizant Technology Solutions Corp (Class A)	5,841
165,325		Colgate-Palmolive Co	12,102
67,193		Columbia Pipeline Group, Inc	1,713
2,680,645		Comcast Corp (Class A)	174,751
134,276		Comerica, Inc	5,523
222

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
200,000	*	CommScope Holding Co, Inc	$6,206
362,000		Computer Sciences Corp	17,973
542,652		ConAgra Foods, Inc	25,944
341,758	*	Concho Resources, Inc	40,761
202,740		ConocoPhillips	8,839
300,000		Conseco, Inc	5,238
106,412		Consolidated Edison, Inc	8,560
48,418		Constellation Brands, Inc (Class A)	8,008
104,124	*,e	Continental Resources, Inc	4,714
17,972		Cooper Cos, Inc	3,083
30,578	e	Core Laboratories NV	3,788
266,682		Corning, Inc	5,462
166,124		Costco Wholesale Corp	26,088
22,500	*,e	Credit Acceptance Corp	4,164
102,204		Crown Castle International Corp	10,367
155,277	*	Crown Holdings, Inc	7,868
120,000		CSRA, Inc	2,812
476,729		CSX Corp	12,433
73,143		Cummins, Inc	8,224
837,252		CVS Health Corp	80,158
450,672		Danaher Corp	45,518
103,412		Darden Restaurants, Inc	6,550
144,556	*	DaVita, Inc	11,177
57,153	e	Deere & Co	4,632
502,510		Delta Air Lines, Inc	18,306
110,000		Deluxe Corp	7,301
67,366		DENTSPLY SIRONA, Inc	4,179
107,248		Devon Energy Corp	3,888
61,675	*	Diamondback Energy, Inc	5,625
31,474		Dick’s Sporting Goods, Inc	1,418
77,992	e	Digital Realty Trust, Inc	8,500
70,921		Discover Financial Services	3,801
40,675	*,e	Discovery Communications, Inc (Class A)	1,026
55,642	*	Discovery Communications, Inc (Class C)	1,327
96,677	*	DISH Network Corp (Class A)	5,066
411,185		Dollar General Corp	38,651
71,250	*	Dollar Tree, Inc	6,715
108,675		Dominion Resources, Inc	8,469
3,815		Domino’s Pizza, Inc	501
38,142		Dover Corp	2,644
1,415,462		Dow Chemical Co	70,363
93,040		DR Horton, Inc	2,929
119,551		Dr Pepper Snapple Group, Inc	11,552
41,200		DST Systems, Inc	4,797
109,555		DTE Energy Co	10,859
118,621		Duke Energy Corp	10,177
111,985		Duke Realty Corp	2,986
9,196		Dun & Bradstreet Corp	1,120
120,000	*	Dynegy, Inc	2,069
133,816	*	E*TRADE Financial Corp	3,143
109,300		East West Bancorp, Inc	3,736
36,165		Eastman Chemical Co	2,456
111,513		Eaton Corp	6,661
223

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
31,430		Eaton Vance Corp	$1,111
323,275	*	eBay, Inc	7,568
46,487		Ecolab, Inc	5,513
13,352	*	Edgewell Personal Care Co	1,127
99,574		Edison International	7,734
105,626	*	Edwards Lifesciences Corp	10,534
171,127		EI du Pont de Nemours & Co	11,089
75,026	*	Electronic Arts, Inc	5,684
423,324		Eli Lilly & Co	33,337
404,889		EMC Corp	11,001
103,039		Emerson Electric Co	5,375
34,649	*	Endo International plc	540
7,631		Energen Corp	368
1,784	*	Engility Holdings, Inc	38
9,794		Ensco plc	95
57,772		Entergy Corp	4,700
28,665	*	Envision Healthcare Holdings, Inc	727
1,252,295		EOG Resources, Inc	104,466
49,872		EQT Corp	3,862
39,028		Equifax, Inc	5,011
21,726		Equinix, Inc	8,424
76,842		Equity Residential	5,293
21,448		Essex Property Trust, Inc	4,892
278,934		Estee Lauder Cos (Class A)	25,389
120,000	*	Euronet Worldwide, Inc	8,303
58,930		Everest Re Group Ltd	10,765
113,518		Eversource Energy	6,800
212,410		Exelon Corp	7,723
123,698		Expedia, Inc	13,149
32,855		Expeditors International of Washington, Inc	1,611
778,023	*	Express Scripts Holding Co	58,974
630,584		Extended Stay America, Inc	9,427
75,442		Extra Space Storage, Inc	6,981
2,037,836	d	Exxon Mobil Corp	191,027
97,581	*	F5 Networks, Inc	11,109
1,144,498	*	Facebook, Inc	130,793
75,044	e	Fastenal Co	3,331
25,034		Federal Realty Investment Trust	4,144
140,412		FedEx Corp	21,312
54,772		Fidelity National Information Services, Inc	4,036
150,964		Fifth Third Bancorp	2,655
25,885	*,e	FireEye, Inc	426
135,500	*	First American Corp	5,214
46,051		First Republic Bank	3,223
136,597		FirstEnergy Corp	4,769
108,238	*	Fiserv, Inc	11,769
32,440	*	FleetCor Technologies, Inc	4,643
690,665	*	Flextronics International Ltd	8,150
51,419		Flir Systems, Inc	1,591
29,559		Flowserve Corp	1,335
34,059		Fluor Corp	1,678
29,931		FMC Corp	1,386
58,053	*	FMC Technologies, Inc	1,548
224

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
31,894		FNF Group	$1,196
146,178		Foot Locker, Inc	8,019
498,204		Ford Motor Co	6,262
42,107	*	Fortinet, Inc	1,330
41,253		Fortune Brands Home & Security, Inc	2,391
8,357		Four Corners Property Trust, Inc	172
64,719		Franklin Resources, Inc	2,160
171,838		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,914
256,446	e	Frontier Communications Corp	1,267
204,632	e	GameStop Corp (Class A)	5,439
1,027,846		Gaming and Leisure Properties, Inc	35,440
49,393	e	Gap, Inc	1,048
27,590	e	Garmin Ltd	1,170
12,774	*	Gartner, Inc	1,244
127,204		General Dynamics Corp	17,712
3,544,250		General Electric Co	111,573
114,505		General Growth Properties, Inc	3,415
154,058		General Mills, Inc	10,987
26,439,985	*,m	General Motors Co	0
29,845,445	*,m	General Motors Co	0
18,159,000	*,m	General Motors Co	0
18,106,794	*,m	General Motors Co	0
19,417,463	*,m	General Motors Co	0
4,461,000	*,m	General Motors Co	0
13,592,224	*,m	General Motors Co	0
530,757	*,m	General Motors Co	0
180,546		General Motors Co	5,109
61,921,000	*,e,m	General Motors Co	0
69,850,000	*,m	General Motors Co	0
39,890		Genuine Parts Co	4,039
758,068		Gilead Sciences, Inc	63,238
277,934		Global Payments, Inc	19,839
333,171		Goldman Sachs Group, Inc	49,503
324,088		Goodyear Tire & Rubber Co	8,316
43,156		H&R Block, Inc	993
1		H.B. Fuller Co	0	^
591,603		Halliburton Co	26,794
126,231		Hanesbrands, Inc	3,172
35,932	e	Harley-Davidson, Inc	1,628
10,490		Harman International Industries, Inc	753
25,729		Harris Corp	2,147
100,387		Hartford Financial Services Group, Inc	4,455
40,628		Hasbro, Inc	3,412
233,027	*	HCA Holdings, Inc	17,945
106,762		HCP, Inc	3,777
170,000		Healthsouth Corp	6,599
21,111	e	Helmerich & Payne, Inc	1,417
25,387	*	Henry Schein, Inc	4,488
32,500	*,e	Herbalife Ltd	1,902
180,000		Herman Miller, Inc	5,380
36,978		Hershey Co	4,197
26,575	*	Hertz Global Holdings, Inc	294
115,578		Hess Corp	6,946
225

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
1,489,778		Hewlett Packard Enterprise Co	$27,218
123,902		Hilton Worldwide Holdings, Inc	2,792
33,192		HollyFrontier Corp	789
305,641	*	Hologic, Inc	10,575
890,961		Home Depot, Inc	113,767
842,533		Honeywell International, Inc	98,003
57,834		Hormel Foods Corp	2,117
116,475		Host Marriott Corp	1,888
560,827		HP, Inc	7,038
63,812		Humana, Inc	11,479
1,279,195		Huntington Bancshares, Inc	11,436
60,000		Huntington Ingalls	10,082
60,000		Icahn Enterprises LP	3,240
16,203	*	Idexx Laboratories, Inc	1,505
24,932	*	IHS, Inc (Class A)	2,882
49,397		Illinois Tool Works, Inc	5,145
61,814	*	Illumina, Inc	8,677
343,800	*	Imax Corp	10,135
20,669	*	IMS Health Holdings, Inc	524
26,634	*	Incyte Corp	2,130
115,325		Ingersoll-Rand plc	7,344
4,959	*	Ingevity Corp	169
73,578		Ingredion, Inc	9,522
1,905,007		Intel Corp	62,484
32,806		IntercontinentalExchange Group, Inc	8,397
172,853		International Business Machines Corp	26,236
18,378		International Flavors & Fragrances, Inc	2,317
107,350		International Paper Co	4,550
576,199		Interpublic Group of Cos, Inc	13,310
13,832		Interval Leisure Group, Inc	220
200,892		Intuit, Inc	22,422
38,870	*	Intuitive Surgical, Inc	25,709
55,128		Invesco Ltd	1,408
14,193	*,e	Ionis Pharmaceuticals, Inc	331
7,456	*,e	Iron Mountain, Inc	294
36,096		Iron Mountain, Inc	1,438
155,959	e	iShares MSCI Canada Index Fund	3,823
711,308	e	iShares MSCI EAFE Index Fund	39,698
140,000		ITT, Inc	4,477
32,023		J.B. Hunt Transport Services, Inc	2,592
39,419		J.M. Smucker Co	6,008
32,623	*	Jacobs Engineering Group, Inc	1,625
15,118	*	Jazz Pharmaceuticals plc	2,136
1,167,186		Johnson & Johnson	141,580
98,897		Johnson Controls, Inc	4,377
43,932		Jones Lang LaSalle, Inc	4,281
2,583,562		JPMorgan Chase & Co	160,542
329,416		Juniper Networks, Inc	7,409
187,441		Kansas City Southern Industries, Inc	16,887
173,572		Kellogg Co	14,172
160,139		Keycorp	1,770
111,929		Kimberly-Clark Corp	15,388
88,959		Kimco Realty Corp	2,792
226

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
387,898		Kinder Morgan, Inc	$7,261
42,274		Kla-Tencor Corp	3,097
101,252		Kohl’s Corp	3,839
130,000		Korn/Ferry International	2,691
291,991		Kraft Heinz Co	25,835
447,122		Kroger Co	16,450
89,626		L Brands, Inc	6,017
140,861		L-3 Communications Holdings, Inc	20,663
143,392	*	Laboratory Corp of America Holdings	18,680
214,255	e	Lam Research Corp	18,010
117,311		Las Vegas Sands Corp	5,102
90,000		Lazard Ltd (Class A)	2,680
202,411		Lear Corp	20,597
9,679		Legg Mason, Inc	285
45,190		Leggett & Platt, Inc	2,310
41,246		Lennar Corp (Class A)	1,901
52,773		Leucadia National Corp	915
69,160	*	Level 3 Communications, Inc	3,561
130,000		Lexmark International, Inc (Class A)	4,908
2,682	*,e	Liberty Braves Group (Class A)	40
2,654	*,e	Liberty Braves Group (Class C)	39
75,842	*	Liberty Interactive Corp	1,924
6,703	*	Liberty Media Group (Class A)	128
2,369	*,e	Liberty Media Group (Class C)	45
46,835		Liberty Property Trust	1,860
33,955	*	Liberty SiriusXM Group (Class A)	1,065
24,858	*	Liberty SiriusXM Group (Class C)	767
259,851		Lincoln National Corp	10,074
71,262		Linear Technology Corp	3,316
17,203	*	LinkedIn Corp	3,256
87,381	*	LKQ Corp	2,770
77,108		Lockheed Martin Corp	19,136
61,821		Loews Corp	2,540
840,195	*	Louisiana-Pacific Corp	14,577
640,275		Lowe’s Companies, Inc	50,691
308,373	*,e	Lululemon Athletica, Inc	22,776
149,131		LyondellBasell Industries AF S.C.A	11,098
50,345		M&T Bank Corp	5,952
29,294		Macerich Co	2,501
135,399		Macy’s, Inc	4,551
14,716	*	Mallinckrodt plc	894
77,968		Manpower, Inc	5,016
114,799		Marathon Oil Corp	1,723
66,743		Marathon Petroleum Corp	2,534
5,206	*	Markel Corp	4,960
29,916	e	Marriott International, Inc (Class A)	1,988
238,779		Marsh & McLennan Cos, Inc	16,347
16,162		Martin Marietta Materials, Inc	3,103
96,827		Masco Corp	2,996
203,847		MasterCard, Inc (Class A)	17,951
119,199	*	Matador Resources Co	2,360
340,197		Mattel, Inc	10,645
84,364		Maxim Integrated Products, Inc	3,011
227

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
43,143		McCormick & Co, Inc	$4,602
236,919		McDonald’s Corp	28,511
121,292		McKesson Corp	22,639
679		MDC Holdings, Inc	17
54,594		Mead Johnson Nutrition Co	4,954
35,658	*	Medivation, Inc	2,150
34,744	*	MEDNAX, Inc	2,517
365,322		Medtronic plc	31,699
190,000		Mentor Graphics Corp	4,039
730,926		Merck & Co, Inc	42,109
826,065	*,e	Merrimack Pharmaceuticals, Inc	4,453
703,958		Metlife, Inc	28,039
7,943	*	Mettler-Toledo International, Inc	2,899
735,745	*	MGM Growth Properties LLC	19,630
2,093,341	*	MGM Resorts International	47,372
56,960	*	Michael Kors Holdings Ltd	2,818
200,000	*	Michaels Cos, Inc	5,688
53,371	e	Microchip Technology, Inc	2,709
532,440	*	Micron Technology, Inc	7,326
120,000	*	Microsemi Corp	3,922
3,329,571		Microsoft Corp	170,374
17,247		Mid-America Apartment Communities, Inc	1,835
124,055	*,e	Mobileye NV	5,724
50,715	*	Mohawk Industries, Inc	9,624
174,856		Molson Coors Brewing Co (Class B)	17,683
1,465,240		Mondelez International, Inc	66,683
214,265		Monsanto Co	22,157
108,295	*	Monster Beverage Corp	17,404
25,153		Moody’s Corp	2,357
339,411		Morgan Stanley	8,818
56,948		Mosaic Co	1,491
56,598		Motorola, Inc	3,734
11,793		MSCI, Inc (Class A)	909
1	*	MSG Networks, Inc	0	^
31,624	e	Murphy Oil Corp	1,004
274,205	*	Mylan NV	11,857
199,000		Nabors Industries Ltd	2,000
39,947		NASDAQ OMX Group, Inc	2,583
85,053		National Oilwell Varco, Inc	2,862
43,328		Navient Corp	518
106,102		NetApp, Inc	2,609
96,592	*	NetFlix, Inc	8,836
10,777	*,e	NetSuite, Inc	785
152,162		New York Community Bancorp, Inc	2,281
771,351		Newell Rubbermaid, Inc	37,465
91,272	*	Newfield Exploration Co	4,032
193,884		Newmont Mining Corp	7,585
52,340		News Corp	594
339,850		NextEra Energy, Inc	44,316
82,235		Nielsen NV	4,274
530,042		Nike, Inc (Class B)	29,258
57,797		NiSource, Inc	1,533
107,002		Noble Energy, Inc	3,838
228

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
720,825	e	Nordstrom, Inc	$27,427
67,830		Norfolk Southern Corp	5,774
61,471		Northern Trust Corp	4,073
284,481		Northrop Grumman Corp	63,234
304,909	*	Norwegian Cruise Line Holdings Ltd	12,148
69,962		NRG Energy, Inc	1,049
104,417	*	Nuance Communications, Inc	1,632
84,036		Nucor Corp	4,152
299,527		Nvidia Corp	14,081
9,945	*	NVR, Inc	17,705
1,103,372		Occidental Petroleum Corp	83,371
14,977		Oceaneering International, Inc	447
46,682		OGE Energy Corp	1,529
350,059		Olin Corp	8,695
66,478		Omnicom Group, Inc	5,417
54,520		Oneok, Inc	2,587
2,681,473		Oracle Corp	109,753
132,000		Orbital ATK, Inc	11,238
42,675	*	O’Reilly Automotive, Inc	11,569
32,621		Owens Corning, Inc	1,681
82,657		Paccar, Inc	4,287
23,921		Packaging Corp of America	1,601
69,114	*	Palo Alto Networks, Inc	8,476
90,000	*	Parexel International Corp	5,659
31,677		Parker Hannifin Corp	3,423
86,203	*	Parsley Energy, Inc	2,333
38,357		Patterson Cos, Inc	1,837
95,840		Paychex, Inc	5,702
774,809	*	PayPal Holdings, Inc	28,288
123,427		People’s United Financial, Inc	1,809
364,258		PepsiCo, Inc	38,590
91,411		Perrigo Co plc	8,288
3,586,954		Pfizer, Inc	126,297
526,925		PG&E Corp	33,681
920,460		Philip Morris International, Inc	93,629
140,396		Phillips 66	11,139
28,532		Phillips-Van Heusen Corp	2,689
400,000	e	Pilgrim’s Pride Corp	10,192
680,995		Pinnacle Foods, Inc	31,523
37,301		Pinnacle West Capital Corp	3,024
124,797		Pioneer Natural Resources Co	18,871
135,000		Plains All American Pipeline LP	3,711
394,423		Plains GP Holdings LP	4,114
114,319		PNC Financial Services Group, Inc	9,304
14,491	e	Polaris Industries, Inc	1,185
340,539		PPG Industries, Inc	35,467
199,693		PPL Corp	7,538
75,000	*,e	PRA Group, Inc	1,811
44,495		Praxair, Inc	5,001
13,731	*	Priceline.com, Inc	17,142
37,738		Principal Financial Group	1,551
1,344,724		Procter & Gamble Co	113,858
119,376		Progressive Corp	3,999
229

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
102,086		Prologis, Inc	$5,006
131,587		Prudential Financial, Inc	9,387
162,806		Public Service Enterprise Group, Inc	7,588
57,617		Public Storage, Inc	14,726
344,048		Pulte Homes, Inc	6,706
26,653	*	Qiagen NV	581
17,759	*	Qorvo, Inc	981
711,734		Qualcomm, Inc	38,128
15,106	*	Quanta Services, Inc	349
68,325		Quest Diagnostics, Inc	5,562
16,461	*	Quintiles Transnational Holdings, Inc	1,075
19,237		Ralph Lauren Corp	1,724
95,913	e	Range Resources Corp	4,138
34,137		Raymond James Financial, Inc	1,683
398,827		Raytheon Co	54,221
101,171	*	Realogy Holdings Corp	2,936
59,264		Realty Income Corp	4,111
34,031	*	Red Hat, Inc	2,471
30,967		Regency Centers Corp	2,593
18,170	*	Regeneron Pharmaceuticals, Inc	6,346
374,306		Regions Financial Corp	3,185
60,000		Reinsurance Group of America, Inc (Class A)	5,819
99,399		Republic Services, Inc	5,100
44,639		Resmed, Inc	2,823
309,663		Reynolds American, Inc	16,700
131,308	*	Rite Aid Corp	984
28,334		Robert Half International, Inc	1,081
32,546		Rockwell Automation, Inc	3,737
28,655		Rockwell Collins, Inc	2,440
40,731		Roper Industries, Inc	6,947
108,268		Ross Stores, Inc	6,138
66,469		Royal Caribbean Cruises Ltd	4,463
192,853	*	RSP Permian, Inc	6,729
54,140		S&P Global, Inc	5,807
48,003		Sabre Corp	1,286
554,237	*	Salesforce.com, Inc	44,012
200,000	*	Sanmina Corp	5,362
31,633	*	SBA Communications Corp (Class A)	3,414
51,333		SCANA Corp	3,884
626,985		Schlumberger Ltd	49,582
63,662		Scripps Networks Interactive (Class A)	3,964
69,114	e	Seagate Technology, Inc	1,684
110,681		Sealed Air Corp	5,088
34,413		SEI Investments Co	1,656
130,828		Sempra Energy	14,917
33,099	*	Sensata Technologies Holding BV	1,155
146,100	*	ServiceMaster Global Holdings, Inc	5,815
405,252	*	ServiceNow, Inc	26,909
31,709		Sherwin-Williams Co	9,312
25,476	*	Signature Bank	3,182
18,114		Signet Jewelers Ltd	1,493
102,724		Simon Property Group, Inc	22,281
361,390	*,e	Sirius XM Holdings, Inc	1,428
230

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
75,900	*	Skechers U.S.A., Inc (Class A)	$2,256
32,001		Skyworks Solutions, Inc	2,025
21,725		SL Green Realty Corp	2,313
35,071		Snap-On, Inc	5,535
192,974		Southern Co	10,349
339,774		Southwest Airlines Co	13,323
127,022	*	Southwestern Energy Co	1,598
607,956		Spectra Energy Corp	22,269
128,400	*	Spirit Aerosystems Holdings, Inc (Class A)	5,521
16,601	*	Splunk, Inc	899
156,725	*,e	Sprint Corp	710
60,734		St. Jude Medical, Inc	4,737
207,485		Stanley Works	23,076
307,372		Staples, Inc	2,650
562,285		Starbucks Corp	32,118
45,488		Starwood Hotels & Resorts Worldwide, Inc	3,364
145,000	*	Starz-Liberty Capital	4,338
53,113		State Street Corp	2,864
48,661	*	Stericycle, Inc	5,067
88,250		Stryker Corp	10,575
683,136		SunTrust Banks, Inc	28,063
256,520	*	Surgical Care Affiliates, Inc	12,228
391,357		Symantec Corp	8,038
1,533,544	*	Synchrony Financial	38,768
47,209	*	Synopsys, Inc	2,553
440,339		Sysco Corp	22,343
42,835		T Rowe Price Group, Inc	3,126
8,454	*	Tableau Software, Inc	414
62,000		Targa Resources Investments, Inc	2,613
298,635		Target Corp	20,851
1,506	*,e	Taro Pharmaceutical Industries Ltd	219
48,758		TD Ameritrade Holding Corp	1,388
28,670		TECO Energy, Inc	792
50,545		TEGNA, Inc	1,171
97,993	*	Teradata Corp	2,457
60,023	*,e	Tesla Motors, Inc	12,742
52,104		Tesoro Corp	3,904
268,766		Texas Instruments, Inc	16,838
102,954		Textron, Inc	3,764
121,568		Thermo Electron Corp	17,963
95,422		Thomson Corp (Toronto)	3,861
18,566		Tiffany & Co	1,126
727,011		Time Warner, Inc	53,464
485,955		TJX Companies, Inc	37,530
188,596	*	T-Mobile US, Inc	8,161
25,552	*	Toll Brothers, Inc	688
36,954		Torchmark Corp	2,285
61,546		Total System Services, Inc	3,269
31,797		Tractor Supply Co	2,899
13,448	*	TransDigm Group, Inc	3,546
16,991		Transocean Ltd	195
154,491		Travelers Cos, Inc	18,391
68,138	*	Trimble Navigation Ltd	1,660
231

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
15,506	*	TripAdvisor, Inc	$997
85,000		Triumph Group, Inc	3,018
168,330		Twenty-First Century Fox, Inc	4,553
72,921		Twenty-First Century Fox, Inc (Class B)	1,987
92,774	*	Twitter, Inc	1,569
737,019		Tyco International plc	31,397
148,398		Tyson Foods, Inc (Class A)	9,912
81,049		UDR, Inc	2,992
32,120		UGI Corp	1,453
24,468	*	Ulta Salon Cosmetics & Fragrance, Inc	5,961
43,675	*	Under Armour, Inc	1,590
43,456	*,e	Under Armour, Inc (Class A)	1,744
726,863		Union Pacific Corp	63,419
101,905	*	United Continental Holdings, Inc	4,182
469,521		United Parcel Service, Inc (Class B)	50,577
231,455	*	United Rentals, Inc	15,531
111,449		United Technologies Corp	11,429
46,247	*	United Therapeutics Corp	4,898
654,410		UnitedHealth Group, Inc	92,403
30,009		Universal Health Services, Inc (Class B)	4,024
43,700		UnumProvident Corp	1,389
277,871		US Bancorp	11,207
757,600	*	US Foods Holding Corp	18,364
122,007	*	Valeant Pharmaceuticals International, Inc	2,460
184,141		Valero Energy Corp	9,391
65,000		Validus Holdings Ltd	3,158
5,794		Valspar Corp	626
50,000	e	Vanguard FTSE Developed Markets ETF	1,768
65,546	*	Vantiv, Inc	3,710
25,412	*	Varian Medical Systems, Inc	2,090
102,643		Ventas, Inc	7,474
111,730		VEREIT, Inc	1,133
90,000	*	Verint Systems, Inc	2,982
31,165	*,e	VeriSign, Inc	2,695
34,178	*	Verisk Analytics, Inc	2,771
1,245,617		Verizon Communications, Inc	69,555
150,466	*	Vertex Pharmaceuticals, Inc	12,943
203,245		VF Corp	12,498
275,913		Viacom, Inc (Class B)	11,442
1,653,453		Visa, Inc (Class A)	122,637
75,000		Visteon Corp	4,936
110,389	*,e	VMware, Inc (Class A)	6,316
33,307		Vornado Realty Trust	3,335
26,229		Voya Financial, Inc	649
51,058		Vulcan Materials Co	6,145
118,439		W.R. Berkley Corp	7,097
17,903	e	W.W. Grainger, Inc	4,068
126,026	*	WABCO Holdings, Inc	11,540
459,772		Walgreens Boots Alliance, Inc	38,285
599,622		Wal-Mart Stores, Inc	43,784
609,417		Walt Disney Co	59,613
101,487		Waste Management, Inc	6,726
39,590	*	Waters Corp	5,568
232

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY	VALUE (000)
108,974	*	Weatherford International Ltd	$605
135,166		WEC Energy Group, Inc	8,826
3,961,059		Wells Fargo & Co	187,477
77,137		Welltower, Inc	5,876
23,921		Westar Energy, Inc	1,342
152,515		Western Digital Corp	7,208
204,300		Western Union Co	3,918
16,440		Westinghouse Air Brake Technologies Corp	1,155
7,498		Westlake Chemical Corp	322
49,129		WestRock Co	1,910
144,063		Weyerhaeuser Co	4,289
79,482		Whirlpool Corp	13,245
205,718	*	WhiteWave Foods Co (Class A)	9,656
26,108	*	Whiting Petroleum Corp	242
108,228		Whole Foods Market, Inc	3,465
100,068		Williams Cos, Inc	2,164
16,299		Willis Towers Watson plc	2,026
120,000	e	WisdomTree Japan Hedged Equity Fund	4,654
93,552	*	Workday, Inc	6,986
1,130,000		WP GLIMCHER, Inc	12,645
126,063		WR Grace & Co	9,229
63,610		Wyndham Worldwide Corp	4,531
12,997	e	Wynn Resorts Ltd	1,178
353,144		Xcel Energy, Inc	15,814
717,213		Xerox Corp	6,806
224,338		Xilinx, Inc	10,349
45,356		Xylem, Inc	2,025
844,970	*	Yahoo!, Inc	31,737
284,832		Yum! Brands, Inc	23,618
12,471	*,e	Zillow Group, Inc (Class C)	452
184,791		Zimmer Holdings, Inc	22,245
385,369		Zoetis Inc	18,290
		TOTAL UNITED STATES	10,534,576
		TOTAL COMMON STOCKS	17,706,321
		(Cost $17,007,462)

RIGHTS / WARRANTS - 0.0%
AUSTRALIA - 0.0%
681,005	m	BGP Holdings plc	0
		TOTAL AUSTRALIA	0

HONG KONG - 0.0%
791,002	m	Noble Group Ltd	55
		TOTAL HONG KONG	55

SPAIN - 0.0%
22,715		ACS Actividades de Construccion y Servicios S.A.	16
393,565		Repsol S.A.	128
		TOTAL SPAIN	144
233

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		COMPANY			VALUE (000)
UNITED STATES - 0.0%
21,280		Kinder Morgan, Inc			$1
		TOTAL UNITED STATES			1

		TOTAL RIGHTS / WARRANTS			200
		(Cost $303)

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 3.3%
TREASURY DEBT - 0.5%
$31,700,000	d	United States Treasury Bill	0.196-0.253%	08/04/16	31,694
1,400,000	d	United States Treasury Bill	0.252	09/15/16	1,399
50,000,000	d	United States Treasury Bill	0.210	09/22/16	49,972
2,700,000	d	United States Treasury Bill	0.371	09/29/16	2,698
		TOTAL TREASURY DEBT			85,763

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.8%
CERTIFICATE OF DEPOSIT - 0.7%
30,000,000		Bank of Montreal	0.250	07/01/16	30,000
30,000,000		CIBC Bank and Trust Co	0.300	07/01/16	30,000
30,000,000		Deutsche Bank (Cayman) Ltd	0.360	07/01/16	30,000
30,000,000		National Australia Bank Ltd	0.280	07/01/16	30,000
		TOTAL CERTIFICATE OF DEPOSIT			120,000

REPURCHASE AGREEMENT - 2.0%
192,000,000	q	Barclays	0.420	07/01/16	192,000
40,000,000	r	Calyon	0.440	07/01/16	40,000
60,000,000	s	Nomura	0.420	07/01/16	60,000
10,000,000	t	Royal Bank of Scotland	0.400	07/01/16	10,000
65,000,000	u	Royal Bank of Scotland	0.400	07/05/16	65,000
		TOTAL REPURCHASE AGREEMENT			367,000

VARIABLE RATE SECURITIES - 0.1%
22,277,169	i	SLM Student Loan Trust 2007	0.118	01/25/19	22,105
		TOTAL VARIABLE RATE SECURITIES			22,105

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			509,105

		TOTAL SHORT-TERM INVESTMENTS			594,868
		(Cost $595,024)
		TOTAL INVESTMENTS - 102.4%			18,301,389
		(Cost $17,602,789)
		OTHER ASSETS & LIABILITIES, NET - (2.4)%			(443,478)
		NET ASSETS - 100.0%			$17,857,911

234

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

Abbreviation(s):
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing
^	Amount represents less than $1,000.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $501,620,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/16, the aggregate value of these securities was $122,316,000, or 0.7% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written contracts.
q	Agreement with Barclays, 0.42% dated 6/30/16 to be repurchased at $192,000,000 on 7/01/16, collateralized by U.S. Government Agency Securities valued at $195,840,000.
r	Agreement with Calyon, 0.44% dated 6/30/16 to be repurchased at $40,000,000 on 7/01/16, collateralized by U.S. Government Agency Securities valued at $40,800,000.
s	Agreement with Nomura, 0.42% dated 6/30/16 to be repurchased at $60,000,000 on 7/01/16, collateralized by U.S. Government Agency Securities valued at $61,200,000.
t	Agreement with Royal Bank of Scotland, 0.40% dated 6/30/16 to be repurchased at $10,000,000 on 7/01/16, collateralized by U.S. Government Agency Securities valued at $10,201,000.
u	Agreement with Royal Bank of Scotland, 0.40% dated 6/28/16 to be repurchased at $65,000,000 on 7/05/16, collateralized by U.S. Government Agency Securities valued at $66,304,000.

Cost amounts are in thousands.

235

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND

GLOBAL EQUITIES ACCOUNT

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

June 30, 2016

	VALUE	% OF
SECTOR	(000)	ASSETS
FINANCIALS	$3,103,898	17.2%
INFORMATION TECHNOLOGY	2,653,074	14.9
HEALTH CARE	2,513,018	14.1
CONSUMER DISCRETIONARY	2,503,942	14.0
INDUSTRIALS	1,908,472	10.7
CONSUMER STAPLES	1,904,223	10.7
ENERGY	1,390,298	7.8
MATERIALS	782,104	4.4
UTILITIES	477,284	2.7
TELECOMMUNICATION SERVICES	470,208	2.6
SHORT-TERM INVESTMENTS	594,868	3.3
OTHER ASSETS & LIABILITES, NET	(443,478)	(2.4)
NET ASSETS	$17,857,911	100.0%
236

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND

GROWTH ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2016

			VALUE
SHARES		COMPANY	(000)
COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 1.2%
12,152		BorgWarner, Inc	$359
1,712,348		Delphi Automotive plc	107,193
59,243	e	Gentex Corp	915
871,800		Goodyear Tire & Rubber Co	22,370
58,830	e	Harley-Davidson, Inc	2,665
63,546		Johnson Controls, Inc	2,813
524,136		Lear Corp	53,336
188,393	*,e	Tesla Motors, Inc	39,992
15,629		Thor Industries, Inc	1,012
232,584		Visteon Corp	15,306
		TOTAL AUTOMOBILES & COMPONENTS	245,961

BANKS - 0.2%
70,899		Citizens Financial Group, Inc	1,416
78,439		First Republic Bank	5,490
10,120	*	Signature Bank	1,264
12,441	*	SVB Financial Group	1,184
715,100		Wells Fargo & Co	33,846
17,120	*	Western Alliance Bancorp	559
		TOTAL BANKS	43,759

CAPITAL GOODS - 6.9%
1,001,473		3M Co	175,378
24,128		A.O. Smith Corp	2,126
52,808		Acuity Brands, Inc	13,094
15,499		Air Lease Corp	415
31,391		Allegion plc	2,179
377,900		Allison Transmission Holdings, Inc	10,668
13,771		Ametek, Inc	637
33,796		BE Aerospace, Inc	1,561
757,050		Boeing Co	98,318
189,068		BWX Technologies, Inc	6,763
82,178		Carlisle Cos, Inc	8,685
154,026		Danaher Corp	15,557
25,283	e	Deere & Co	2,049
37,630		Donaldson Co, Inc	1,293
33,784		Emerson Electric Co	1,762
94,272	e	Fastenal Co	4,185
25,663		Flowserve Corp	1,159
410,404		Fortune Brands Home & Security, Inc	23,791
196,135		General Dynamics Corp	27,310
767,736		General Electric Co	24,168
18,591		Graco, Inc	1,469
349,997	*	HD Supply Holdings, Inc	12,187
7,874		HEICO Corp	526
12,401		HEICO Corp (Class A)	665
32,378		Hexcel Corp	1,348
1,928,364		Honeywell International, Inc	224,307
57,256		Hubbell, Inc	6,039
216,569		Huntington Ingalls	36,390
237

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
22,982		IDEX Corp	$1,887
96,953		Illinois Tool Works, Inc	10,099
561,705		Ingersoll-Rand plc	35,769
11,950		Lennox International, Inc	1,704
12,518		Lincoln Electric Holdings, Inc	740
293,331		Lockheed Martin Corp	72,796
17,991	*	Manitowoc Foodservice, Inc	317
867,777		Masco Corp	26,849
228,582	*	Middleby Corp	26,344
6,413		MSC Industrial Direct Co (Class A)	452
19,211		Nordson Corp	1,606
721,445		Northrop Grumman Corp	160,363
351,100		Owens Corning, Inc	18,089
9,802		Paccar, Inc	508
428,537		Parker Hannifin Corp	46,303
17,288	*	Quanta Services, Inc	400
577,913		Raytheon Co	78,567
33,442		Rockwell Automation, Inc	3,840
234,545		Rockwell Collins, Inc	19,969
480,431		Roper Industries, Inc	81,942
96,955		Snap-On, Inc	15,301
406,056	*	Spirit Aerosystems Holdings, Inc (Class A)	17,460
54,584		Stanley Works	6,071
697,450		Textron, Inc	25,499
17,563		Toro Co	1,549
80,280	*	TransDigm Group, Inc	21,169
24,486	*	United Rentals, Inc	1,643
465,500	*	USG Corp	12,550
5,762		Valmont Industries, Inc	779
17,983	e	W.W. Grainger, Inc	4,087
123,202	*	WABCO Holdings, Inc	11,282
59,662		Watsco, Inc	8,394
27,946		Westinghouse Air Brake Technologies Corp	1,963
30,287		Xylem, Inc	1,352
		TOTAL CAPITAL GOODS	1,421,672

COMMERCIAL & PROFESSIONAL SERVICES - 1.9%
28,796		Cintas Corp	2,826
162,644	*	Clean Harbors, Inc	8,475
649,228	e	CNH Industrial NV (NYSE)	4,642
33,702	*	Copart, Inc	1,652
40,603		Covanta Holding Corp	668
4,771		Dun & Bradstreet Corp	581
39,350		Equifax, Inc	5,053
19,490	*	IHS, Inc (Class A)	2,253
194,526		KAR Auction Services, Inc	8,119
192,100		Manpower, Inc	12,360
2,955,389		Nielsen NV	153,592
61,285		Pitney Bowes, Inc	1,091
246,735		R.R. Donnelley & Sons Co	4,175
281,918		Robert Half International, Inc	10,758
31,889		Rollins, Inc	933
569,313	*	Stericycle, Inc	59,277
116,803	*	TransUnion	3,906
12,054		Tyco International plc	513
238

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
1,308,654	*	Verisk Analytics, Inc	$106,106
120,781		Waste Management, Inc	8,004
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	394,984

CONSUMER DURABLES & APPAREL - 2.0%
182,956		Brunswick Corp	8,292
5,851		CalAtlantic Group, Inc	215
71,033		Carter’s, Inc	7,563
17,121		Coach, Inc	698
60,176		DR Horton, Inc	1,894
687,978		Hanesbrands, Inc	17,289
10,588		Harman International Industries, Inc	760
164,576		Hasbro, Inc	13,823
42,282	*	Kate Spade & Co	871
43,127		Leggett & Platt, Inc	2,204
1,565		Lennar Corp (B Shares)	58
30,658		Lennar Corp (Class A)	1,413
446,387	*,e	Lululemon Athletica, Inc	32,970
1,030,036		Mattel, Inc	32,230
450,907	*	Michael Kors Holdings Ltd	22,311
181,549	*	Mohawk Industries, Inc	34,451
142,931		Newell Rubbermaid, Inc	6,942
1,508,137		Nike, Inc (Class B)	83,249
23,236	*	NVR, Inc	41,368
20,456	e	Polaris Industries, Inc	1,672
14,237		Pool Corp	1,339
1,243,836		Pulte Homes, Inc	24,242
1,279		Ralph Lauren Corp	115
44,399	*	Skechers U.S.A., Inc (Class A)	1,320
940,800		Sony Corp	27,718
388,528	*,e	Tempur-Pedic International, Inc	21,493
27,528	*	Toll Brothers, Inc	741
1,040,900	*,e	TomTom NV	7,953
17,057		Tupperware Corp	960
60,156	*	Under Armour, Inc	2,190
59,461	*,e	Under Armour, Inc (Class A)	2,386
112,402		VF Corp	6,912
3,631	*	Vista Outdoor, Inc	173
99,809		Whirlpool Corp	16,632
		TOTAL CONSUMER DURABLES & APPAREL	424,447

CONSUMER SERVICES - 4.2%
1,631,657		ARAMARK Holdings Corp	54,530
337,694		Brinker International, Inc	15,375
227,622	*,e	Chipotle Mexican Grill, Inc (Class A)	91,677
7,349		Choice Hotels International, Inc	350
80,451		Darden Restaurants, Inc	5,096
16,735		Domino’s Pizza, Inc	2,199
30,163		Dunkin Brands Group, Inc	1,316
506,289		Extended Stay America, Inc	7,569
149,835		Hilton Worldwide Holdings, Inc	3,376
434	*	Hyatt Hotels Corp	21
862,154		Interval Leisure Group, Inc	13,708
119,670		Las Vegas Sands Corp	5,204
53,037		Marriott International, Inc (Class A)	3,525
610,658		McDonald’s Corp	73,486
4,664,237	g	Merlin Entertainments plc	27,467
239

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
1,310,116	*	MGM Resorts International	$29,648
3,222,327	*	Norwegian Cruise Line Holdings Ltd	128,378
7,288	*,e	Panera Bread Co (Class A)	1,545
301,549		Restaurant Brands International, Inc	12,544
64,274		Service Corp International	1,738
370,721	*	ServiceMaster Global Holdings, Inc	14,755
23,925		Six Flags Entertainment Corp	1,386
4,773,405		Starbucks Corp	272,657
141,794		Starwood Hotels & Resorts Worldwide, Inc	10,486
11,691		Vail Resorts, Inc	1,616
38,880		Wendy’s	374
271,680		Wyndham Worldwide Corp	19,352
196,711	e	Wynn Resorts Ltd	17,830
743,278		Yum! Brands, Inc	61,633
		TOTAL CONSUMER SERVICES	878,841

DIVERSIFIED FINANCIALS - 1.9%
15,224	*	Affiliated Managers Group, Inc	2,143
351,310		Ameriprise Financial, Inc	31,565
11,184		Artisan Partners Asset Management, Inc	310
630,100		Blackstone Group LP	15,463
26,410		CBOE Holdings, Inc	1,759
1,796,771		Charles Schwab Corp	45,476
53,503	*,e	Credit Acceptance Corp	9,902
44,037		Discover Financial Services	2,360
35,627		Eaton Vance Corp	1,259
12,941		Factset Research Systems, Inc	2,089
29,732		Federated Investors, Inc (Class B)	856
2,060		Interactive Brokers Group, Inc (Class A)	73
18,754		IntercontinentalExchange Group, Inc	4,800
22,462		Invesco Ltd	574
1,009,500	e	iShares Russell 1000 Growth Index Fund	101,314
356,777		Lazard Ltd (Class A)	10,625
4,015	e	LPL Financial Holdings, Inc	90
32,138		MarketAxess Holdings, Inc	4,673
49,275		Moody’s Corp	4,618
6,644		Morningstar, Inc	543
150,756		MSCI, Inc (Class A)	11,626
298,841		NorthStar Asset Management Group, Inc	3,051
701,406		S&P Global, Inc	75,233
43,473		SEI Investments Co	2,092
2,345,500	*	Synchrony Financial	59,294
60,287		T Rowe Price Group, Inc	4,399
72,097		TD Ameritrade Holding Corp	2,053
		TOTAL DIVERSIFIED FINANCIALS	398,240

ENERGY - 1.0%
85,094		Apache Corp	4,737
105,460		Cabot Oil & Gas Corp	2,714
41,242	*	Chesapeake Energy Corp	176
4,801		Cimarex Energy Co	573
249,500	*	Concho Resources, Inc	29,758
12,521	*,e	Continental Resources, Inc	567
18,088	*	Devon Energy Corp	656
5,723	*	Diamondback Energy, Inc	522
1,400,293		EOG Resources, Inc	116,813
240

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
13,033	*	Memorial Resource Development Corp	$207
16,448	*	Newfield Exploration Co	727
67,957		Oneok, Inc	3,224
688,729	*	Parsley Energy, Inc	18,637
117,200		Pioneer Natural Resources Co	17,722
487,511	*	Rice Energy, Inc	10,745
135,180	*	Southwestern Energy Co	1,700
35,044		Spectra Energy Corp	1,284
37,179		Williams Cos, Inc	804
67,100		World Fuel Services Corp	3,187
		TOTAL ENERGY	214,753

FOOD & STAPLES RETAILING - 2.0%
13,430	e	Casey’s General Stores, Inc	1,766
1,113,689		Costco Wholesale Corp	174,894
1,371,272		CVS Health Corp	131,285
2,015,249		Kroger Co	74,141
334,120	*	Rite Aid Corp	2,503
47,285	*,e	Sprouts Farmers Market, Inc	1,083
172,729		Sysco Corp	8,764
614,770	*	US Foods Holding Corp	14,902
308,248		Walgreens Boots Alliance, Inc	25,668
17,402	e	Whole Foods Market, Inc	557
		TOTAL FOOD & STAPLES RETAILING	435,563

FOOD, BEVERAGE & TOBACCO - 5.2%
2,197,253		Altria Group, Inc	151,522
500,000		Associated British Foods plc	18,219
19,367	*,e	Blue Buffalo Pet Products, Inc	452
8,587	e	Brown-Forman Corp	928
31,549		Brown-Forman Corp (Class B)	3,147
60,576		Campbell Soup Co	4,030
2,867,411		Coca-Cola Co	129,980
241,193		Coca-Cola European Partners plc	8,608
112,243		ConAgra Foods, Inc	5,366
54,529		Constellation Brands, Inc (Class A)	9,019
485,125		Dr Pepper Snapple Group, Inc	46,878
54,565		Flowers Foods, Inc	1,023
494,343		General Mills, Inc	35,257
102,050	*	Hain Celestial Group, Inc	5,077
153,170		Hershey Co	17,383
134,113		Hormel Foods Corp	4,909
219,412		Ingredion, Inc	28,394
75,844		Kellogg Co	6,193
66,930		Kraft Heinz Co	5,922
38,566		McCormick & Co, Inc	4,114
49,832		Mead Johnson Nutrition Co	4,522
898,499		Molson Coors Brewing Co (Class B)	90,865
1,436,897	*	Monster Beverage Corp	230,924
869,058		PepsiCo, Inc	92,068
350,440		Philip Morris International, Inc	35,647
2,837	e	Pilgrim’s Pride Corp	72
541,366		Pinnacle Foods, Inc	25,060
12,027	*	Post Holdings, Inc	994
1,428,023		Reynolds American, Inc	77,013
635,233		Suntory Beverage & Food Ltd	28,745
5,604	*	TreeHouse Foods, Inc	575
241

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
169,964		Tyson Foods, Inc (Class A)	$11,352
55,508	*	WhiteWave Foods Co (Class A)	2,606
		TOTAL FOOD, BEVERAGE & TOBACCO	1,086,864

HEALTH CARE EQUIPMENT & SERVICES - 5.7%
13,876	*	Abiomed, Inc	1,517
8,138	*,e	Acadia Healthcare Co, Inc	451
439,378		Aetna Inc	53,661
5,194	*	Alere, Inc	217
23,445	*	Align Technology, Inc	1,889
416,831		AmerisourceBergen Corp	33,063
9,819	*	Amsurg Corp	761
370,316		Anthem, Inc	48,637
13,069	*,e	athenahealth, Inc	1,804
24,321		Bard (C.R.), Inc	5,719
260,407		Baxter International, Inc	11,776
154,375		Becton Dickinson & Co	26,180
680,492	*	Boston Scientific Corp	15,903
420,929		Cardinal Health, Inc	32,837
391,546	*	Centene Corp	27,945
2,223,438	*	Cerner Corp	130,294
208,753		Cigna Corp	26,718
11,991		Cooper Cos, Inc	2,057
229,405	*	DaVita, Inc	17,738
26,893	*	DexCom, Inc	2,133
228,027	*	Edwards Lifesciences Corp	22,741
50,459	*	Envision Healthcare Holdings, Inc	1,280
1,044,663	*	Express Scripts Holding Co	79,185
319,593	*	HCA Holdings, Inc	24,612
362,800		Healthsouth Corp	14,084
26,845	*	Henry Schein, Inc	4,746
107,162		Hill-Rom Holdings, Inc	5,406
676,000	*	Hologic, Inc	23,390
46,204		Humana, Inc	8,311
29,920	*	Idexx Laboratories, Inc	2,778
49,114	*	IMS Health Holdings, Inc	1,246
19,147	*,e	Inovalon Holdings, Inc	345
267,946	*	Intuitive Surgical, Inc	177,222
148,096	*	Laboratory Corp of America Holdings	19,292
150,200	*	LifePoint Hospitals, Inc	9,819
317,403		McKesson Corp	59,243
20,911	*	MEDNAX, Inc	1,515
585,591		Olympus Corp	21,867
27,228		Patterson Cos, Inc	1,304
760,588	*	Premier, Inc	24,871
45,096		Resmed, Inc	2,851
386,907		St. Jude Medical, Inc	30,179
110,491		Stryker Corp	13,240
2,609		Teleflex, Inc	463
27,941	*	Tenet Healthcare Corp	772
999,406		UnitedHealth Group, Inc	141,116
226,169		Universal Health Services, Inc (Class B)	30,329
31,949	*	Varian Medical Systems, Inc	2,627
26,033	*	VCA Antech, Inc	1,760
31,177	*,e	Veeva Systems, Inc	1,064
51,941	*	WellCare Health Plans, Inc	5,572
242

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
24,708		West Pharmaceutical Services, Inc	$1,875
111,763		Zimmer Holdings, Inc	13,454
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,189,859

HOUSEHOLD & PERSONAL PRODUCTS - 1.1%
42,355		Church & Dwight Co, Inc	4,358
36,601		Clorox Co	5,065
133,535		Colgate-Palmolive Co	9,775
8,175	e	Coty, Inc	212
6,227		Energizer Holdings, Inc	321
2,043,802		Estee Lauder Cos (Class A)	186,027
155,152	*,e	Herbalife Ltd	9,081
110,452		Kimberly-Clark Corp	15,185
5,144		Nu Skin Enterprises, Inc (Class A)	238
8,376	e	Spectrum Brands, Inc	999
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	231,261

INSURANCE - 0.5%
119,800		Allstate Corp	8,380
1,768		Amtrust Financial Services, Inc	43
86,558		Aon plc	9,455
39,101		Arthur J. Gallagher & Co	1,861
2,274		Brown & Brown, Inc	85
215,919		Chubb Ltd	28,223
6,865		Erie Indemnity Co (Class A)	682
17,616		Lincoln National Corp	683
10,400	*	Markel Corp	9,909
478,661		Marsh & McLennan Cos, Inc	32,769
18,127		Progressive Corp	607
145,900		Travelers Cos, Inc	17,368
29,857		XL Capital Ltd	995
		TOTAL INSURANCE	111,060

MATERIALS - 4.1%
55,875		Air Products & Chemicals, Inc	7,936
665,800		Albemarle Corp	52,805
5,115		Aptargroup, Inc	405
177,716		Avery Dennison Corp	13,284
53,476	*	Axalta Coating Systems Ltd	1,419
56,280	e	Ball Corp	4,068
4,445		Bemis Co, Inc	229
1,550,574	*	Berry Plastics Group, Inc	60,240
89,575		Celanese Corp (Series A)	5,863
426,208	*	Crown Holdings, Inc	21,596
318,800		Dow Chemical Co	15,847
15,023		Eagle Materials, Inc	1,159
582,808		Ecolab, Inc	69,121
505,226		EI du Pont de Nemours & Co	32,739
34,980		FMC Corp	1,620
98,546		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,098
1,195,026		Graphic Packaging Holding Co	14,986
26,517		International Flavors & Fragrances, Inc	3,343
325,400		International Paper Co	13,790
607,099		LyondellBasell Industries AF S.C.A	45,180
18,681		Martin Marietta Materials, Inc	3,587
243

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
1,901,517		Monsanto Co	$196,636
2,224		NewMarket Corp	921
997,800		Olin Corp	24,785
52,349	*	Owens-Illinois, Inc	943
78,147		Packaging Corp of America	5,230
125,993	*	Platform Specialty Products Corp	1,119
1,442,837		PPG Industries, Inc	150,271
82,523		Praxair, Inc	9,275
1,413		Royal Gold, Inc	102
41,628		RPM International, Inc	2,079
13,724		Scotts Miracle-Gro Co (Class A)	959
203,189		Sealed Air Corp	9,341
227,629		Sherwin-Williams Co	66,848
12,897		Silgan Holdings, Inc	664
11,441	e	Southern Copper Corp (NY)	309
360,032		Steel Dynamics, Inc	8,821
26,167		Valspar Corp	2,827
40,074		Vulcan Materials Co	4,823
12,675		WR Grace & Co	928
		TOTAL MATERIALS	857,196

MEDIA - 5.5%
477,007	*	AMC Networks, Inc	28,821
1,523		Cable One, Inc	779
795,962		CBS Corp (Class B)	43,332
80,190	*	Charter Communications, Inc	18,335
35,878		Cinemark Holdings, Inc	1,308
5,821		Clear Channel Outdoor Holdings, Inc (Class A)	36
6,615,527		Comcast Corp (Class A)	431,266
47,452	*,e	Discovery Communications, Inc (Class A)	1,197
74,904	*	Discovery Communications, Inc (Class C)	1,787
271,039	*	DISH Network Corp (Class A)	14,202
3,395,190		Interpublic Group of Cos, Inc	78,429
19,612	e	Lions Gate Entertainment Corp	397
24,319	*	Live Nation, Inc	572
41,009	*	Madison Square Garden Co	7,075
77,351		Omnicom Group, Inc	6,303
7,410	e	Regal Entertainment Group (Class A)	163
227,352		Scripps Networks Interactive (Class A)	14,157
578,455	*,e	Sirius XM Holdings, Inc	2,285
506,342	*	Starz-Liberty Capital	15,150
1,890,477		Time Warner, Inc	139,026
436,293		Tribune Co	17,094
370,317		Twenty-First Century Fox, Inc	10,017
299,226		Twenty-First Century Fox, Inc (Class B)	8,154
4,205		Viacom, Inc	195
1,010,812		Viacom, Inc (Class B)	41,918
2,511,443		Walt Disney Co	245,669
		TOTAL MEDIA	1,127,667

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.2%
1,334,727		AbbVie, Inc	82,633
29,354	*,e	Acadia Pharmaceuticals, Inc	953
27,663		Agilent Technologies, Inc	1,227
8,300	*,e	Agios Pharmaceuticals, Inc	348
28,282	*	Akorn, Inc	806
244

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
1,127,194	*	Alexion Pharmaceuticals, Inc	$131,611
48,844	*	Alkermes plc	2,111
1,140,155	*	Allergan plc	263,478
20,312	*	Alnylam Pharmaceuticals, Inc	1,127
850,678		Amgen, Inc	129,431
391,565	*	Biogen Idec, Inc	94,688
327,865	*	BioMarin Pharmaceutical, Inc	25,508
11,928		Bio-Techne Corp	1,345
2,853,122		Bristol-Myers Squibb Co	209,847
33,414		Bruker BioSciences Corp	760
3,391,452	*	Celgene Corp	334,499
129,544	*	Charles River Laboratories International, Inc	10,680
658,690		Eli Lilly & Co	51,872
2,614,199		Gilead Sciences, Inc	218,076
495,000	*	H Lundbeck AS	18,556
442,265	*	Illumina, Inc	62,085
54,259	*	Incyte Corp	4,340
5,205	*,e	Intercept Pharmaceuticals, Inc	743
21,041	*,e	Intrexon Corp	518
40,612	*,e	Ionis Pharmaceuticals, Inc	946
605,226		Johnson & Johnson	73,414
18,390	*,e	Juno Therapeutics, Inc	707
199,219	*	Medivation, Inc	12,013
8,528	*	Mettler-Toledo International, Inc	3,112
586,460	*	Mylan NV	25,358
27,909	*	Neurocrine Biosciences, Inc	1,268
380,000		Novo Nordisk AS	20,464
103,089	*,e	Opko Health, Inc	963
71,303		PerkinElmer, Inc	3,738
139,996		Pfizer, Inc	4,929
17,548	*	Quintiles Transnational Holdings, Inc	1,146
26,579	*	Regeneron Pharmaceuticals, Inc	9,282
31,238	*,e	Seattle Genetics, Inc	1,262
805,127		Teva Pharmaceutical Industries Ltd (ADR)	40,441
627,114		Thermo Electron Corp	92,662
3,977	*	United Therapeutics Corp	421
407,147	*	Vertex Pharmaceuticals, Inc	35,023
67,771	*	VWR Corp	1,959
66,204	*	Waters Corp	9,312
3,473,872		Zoetis Inc	164,870
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,150,532

REAL ESTATE - 1.2%
2,394		Alexandria Real Estate Equities, Inc	248
327,026		American Tower Corp	37,153
73,920		Boston Properties, Inc	9,750
2,670		Care Capital Properties, Inc	70
961,981	*	CBRE Group, Inc	25,473
97,885		Crown Castle International Corp	9,928
39,175		CubeSmart	1,210
69,750		CyrusOne, Inc	3,882
34,436	e	Digital Realty Trust, Inc	3,753
130,853		Empire State Realty Trust, Inc	2,485
22,776		Equinix, Inc	8,831
25,814		Equity Lifestyle Properties, Inc	2,066
8,832		Essex Property Trust, Inc	2,014
245

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
128,853		Extra Space Storage, Inc	$11,924
23,581		Federal Realty Investment Trust	3,904
242,283		Gaming and Leisure Properties, Inc	8,354
35,369		Healthcare Trust of America, Inc	1,144
84,561		Iron Mountain, Inc	3,368
83,400		Jones Lang LaSalle, Inc	8,127
27,385		Lamar Advertising Co	1,816
750,000		MGM Growth Properties LLC	20,010
22,177		Omega Healthcare Investors, Inc	753
7,237		Outfront Media, Inc	175
117,289		Public Storage, Inc	29,978
5,446		Regency Centers Corp	456
8,944		Senior Housing Properties Trust	186
195,822		Simon Property Group, Inc	42,474
10,680		Sovran Self Storage, Inc	1,121
27,365		Tanger Factory Outlet Centers, Inc	1,100
9,441		Taubman Centers, Inc	701
34,503		Ventas, Inc	2,512
		TOTAL REAL ESTATE	244,966

RETAILING - 10.1%
98,471		Advance Auto Parts, Inc	15,916
1,027,416	*	Amazon.com, Inc	735,239
585,000	*	ASOS plc	31,250
8,384	*	Autonation, Inc	394
56,100	*	AutoZone, Inc	44,534
5,063	*	Bed Bath & Beyond, Inc	219
750,300		Best Buy Co, Inc	22,959
13,071	*	Burlington Stores, Inc	872
58,773	*	Cabela’s, Inc	2,942
1,192,145	*,e	Carmax, Inc	58,451
765,152	*,e	Ctrip.com International Ltd (ADR)	31,524
22,180		Dick’s Sporting Goods, Inc	1,000
380,586		Dollar General Corp	35,775
74,754	*	Dollar Tree, Inc	7,045
1,054,176		Expedia, Inc	112,059
76,932		Fast Retailing Co Ltd	20,655
685,837		Foot Locker, Inc	37,625
494,300	e	GameStop Corp (Class A)	13,139
4,623	e	Gap, Inc	98
45,129		Genuine Parts Co	4,569
359,300		GNC Holdings, Inc	8,727
4,145,972	*,e	Groupon, Inc	13,474
2,588,932		Home Depot, Inc	330,581
56,428		L Brands, Inc	3,788
2,062,354	*	Liberty Interactive Corp	52,322
8,040	*	Liberty Ventures	298
335,271	*	LKQ Corp	10,628
1,897,867		Lowe’s Companies, Inc	150,254
23,208	*	Michaels Cos, Inc	660
259,501	*	Murphy USA, Inc	19,245
976,306	*	NetFlix, Inc	89,313
41,309	e	Nordstrom, Inc	1,572
127,609	*	O’Reilly Automotive, Inc	34,595
246

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
45,606	*	Priceline.com, Inc	$56,935
301,164		Ross Stores, Inc	17,073
49,264	*	Sally Beauty Holdings, Inc	1,449
172,569		Signet Jewelers Ltd	14,221
371,653		Target Corp	25,949
315,000		Tiffany & Co	19,102
897,506		TJX Companies, Inc	69,314
44,221		Tractor Supply Co	4,032
37,003	*	TripAdvisor, Inc	2,379
19,447	*	Ulta Salon Cosmetics & Fragrance, Inc	4,738
356,067	*	Urban Outfitters, Inc	9,792
29,027	e	Williams-Sonoma, Inc	1,513
		TOTAL RETAILING	2,118,219

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.9%
1,353,076		Applied Materials, Inc	32,433
350,628	e	ARM Holdings plc (ADR)	15,957
929,719		Broadcom Ltd	144,478
11,778	*,e	Cree, Inc	288
1,443,668		Intel Corp	47,352
51,518		Kla-Tencor Corp	3,774
185,512	e	Lam Research Corp	15,594
194,498		Linear Technology Corp	9,050
91,874		Maxim Integrated Products, Inc	3,279
68,317	e	Microchip Technology, Inc	3,468
167,768		Nvidia Corp	7,887
615,067	*	NXP Semiconductors NV	48,184
731,396	*	ON Semiconductor Corp	6,451
98,442	*	Qorvo, Inc	5,440
286,094		Qualcomm, Inc	15,326
141,023		Skyworks Solutions, Inc	8,924
530,208		Texas Instruments, Inc	33,218
26,170		Xilinx, Inc	1,207
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	402,310

SOFTWARE & SERVICES - 25.3%
626,840		Accenture plc	71,015
2,216,591		Activision Blizzard, Inc	87,843
3,591,329	*	Adobe Systems, Inc	344,013
49,777	*	Akamai Technologies, Inc	2,784
72,657	*	Alliance Data Systems Corp	14,235
502,999	*	Alphabet, Inc (Class A)	353,875
870,479	*	Alphabet, Inc (Class C)	602,459
356,691		Amdocs Ltd	20,588
7,402	*	Ansys, Inc	672
77,690	*,e	Atlassian Corp plc	2,012
456,314	*	Autodesk, Inc	24,705
400,418		Automatic Data Processing, Inc	36,786
7,573	*,e	Black Knight Financial Services, Inc	285
34,708		Booz Allen Hamilton Holding Co	1,029
37,932		Broadridge Financial Solutions, Inc	2,473
345,146	*	Cadence Design Systems, Inc	8,387
51,081		CDK Global, Inc	2,834
952,354	*,e	Check Point Software Technologies	75,884
476,057	*	Cimpress NV	44,026
247

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
279,116	*	Citrix Systems, Inc	$22,354
492,190	*	Cognizant Technology Solutions Corp (Class A)	28,173
10,525	*	CoStar Group, Inc	2,301
264,195		CSRA, Inc	6,190
116,566		DST Systems, Inc	13,572
3,105,797	*	eBay, Inc	72,707
399,577	*	Electronic Arts, Inc	30,272
16,186	*	Euronet Worldwide, Inc	1,120
5,105,176	*	Facebook, Inc	583,419
60,048		Fidelity National Information Services, Inc	4,424
11,458	*,e	FireEye, Inc	189
487,184	*	First American Corp	18,747
561,401	*	First Data Corp	6,215
73,132	*	Fiserv, Inc	7,952
253,951	*	FleetCor Technologies, Inc	36,348
283,326	*	Fortinet, Inc	8,950
26,490	*	Gartner, Inc	2,580
187,923	*	Genpact Ltd	5,044
584,396		Global Payments, Inc	41,714
15,120	*	GoDaddy, Inc	472
1,000,000	*	GrubHub, Inc	31,070
23,492	*	Guidewire Software, Inc	1,451
20,733		IAC/InterActiveCorp	1,167
575,709		International Business Machines Corp	87,381
3,438,291		Intuit, Inc	383,748
26,836		Jack Henry & Associates, Inc	2,342
38,728	*	LinkedIn Corp	7,329
23,278	*	Manhattan Associates, Inc	1,493
2,926,444		MasterCard, Inc (Class A)	257,703
12,040	*,e	Match Group, Inc	181
13,492,362		Microsoft Corp	690,404
74,473	*,e	Mobileye NV	3,436
94,500		Netease.com (ADR)	18,259
13,008	*,e	NetSuite, Inc	947
54,908	*	Nuance Communications, Inc	858
2,202,811		Oracle Corp	90,161
62,471	*,e	Pandora Media, Inc	778
106,684		Paychex, Inc	6,348
2,601,365	*	PayPal Holdings, Inc	94,976
16,437	*	PTC, Inc	618
36,702	*	Rackspace Hosting, Inc	766
994,129	*	Red Hat, Inc	72,174
361,935		Sabre Corp	9,696
3,207,532	*	Salesforce.com, Inc	254,710
628,301	*,g	Scout24 AG.	23,354
564,923	*	ServiceNow, Inc	37,511
42,780	*	Splunk, Inc	2,318
21,679	*	Square, Inc	196
50,262		SS&C Technologies Holdings, Inc	1,411
832,409		Symantec Corp	17,098
4,747	*	Synopsys, Inc	257
17,834	*	Tableau Software, Inc	872
1,200,000		Tencent Holdings Ltd	27,528
42,083	*	Teradata Corp	1,055
248

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
206,040		Total System Services, Inc	$10,943
183,332	*,e	Twitter, Inc	3,100
10,729	*	Tyler Technologies, Inc	1,789
8,988	*	Ultimate Software Group, Inc	1,890
127,926	*	Vantiv, Inc	7,241
31,425	*,e	VeriSign, Inc	2,717
6,526,874		Visa, Inc (Class A)	484,098
8,283	*,e	VMware, Inc (Class A)	474
163,543		Western Union Co	3,137
12,866	*	WEX, Inc	1,141
37,855	*,e	Workday, Inc	2,827
1,463,448	*	Yahoo!, Inc	54,967
19,109	*	Yelp, Inc	580
11,502	*,e	Zillow Group, Inc	421
23,028	*,e	Zillow Group, Inc (Class C)	835
		TOTAL SOFTWARE & SERVICES	5,294,404

TECHNOLOGY HARDWARE & EQUIPMENT - 4.0%
98,055		Amphenol Corp (Class A)	5,622
8,202,546	d	Apple, Inc	784,163
12,662	*,e	Arista Networks, Inc	815
13,905	*	ARRIS International plc	292
52,836		CDW Corp	2,118
27,916		Cognex Corp	1,203
41,570	*	CommScope Holding Co, Inc	1,290
67,329		EMC Corp	1,829
123,925	*	F5 Networks, Inc	14,108
13,289		FEI Co	1,420
53,595	*,e	Fitbit, Inc	655
10,705	*	IPG Photonics Corp	856
6,412		Motorola, Inc	423
26,431		National Instruments Corp	724
40,111	*	NCR Corp	1,114
29,104	*	Palo Alto Networks, Inc	3,569
64,665	*	Trimble Navigation Ltd	1,575
258,620	*	VeriFone Systems, Inc	4,795
175,300		Western Digital Corp	8,285
13,753	*	Zebra Technologies Corp (Class A)	689
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	835,545

TELECOMMUNICATION SERVICES - 1.1%
680,100		AT&T, Inc	29,387
326,900		CenturyTel, Inc	9,483
1,536,385	*	Level 3 Communications, Inc	79,108
118,768	*	SBA Communications Corp (Class A)	12,820
57,243	*	T-Mobile US, Inc	2,477
1,598,150		Verizon Communications, Inc	89,241
53,012	*	Zayo Group Holdings, Inc	1,481
		TOTAL TELECOMMUNICATION SERVICES	223,997

TRANSPORTATION - 2.3%
493,788		Alaska Air Group, Inc	28,783
33,183		Amerco, Inc	12,429
160,309	*	Avis Budget Group, Inc	5,167
249

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES		COMPANY	(000)
46,621		CH Robinson Worldwide, Inc	$3,462
1,466,668		Delta Air Lines, Inc	53,431
41,538		Expeditors International of Washington, Inc	2,037
337,716		FedEx Corp	51,259
2,583,334	*	Hertz Global Holdings, Inc	28,597
29,281		J.B. Hunt Transport Services, Inc	2,370
367,048	*	JetBlue Airways Corp	6,078
15,206		Landstar System, Inc	1,044
13,628	*	Old Dominion Freight Line	822
175,500		Ryanair Holdings plc (ADR)	12,204
173,046		Ryder System, Inc	10,580
1,121,668		Southwest Airlines Co	43,981
305,000	*	Spirit Airlines, Inc	13,685
1,615,003		Union Pacific Corp	140,909
413,066	*	United Continental Holdings, Inc	16,952
434,956		United Parcel Service, Inc (Class B)	46,852
		TOTAL TRANSPORTATION	480,642

UTILITIES - 0.0%
12,389		Dominion Resources, Inc	965
24,167		ITC Holdings Corp	1,132
1,990		Piedmont Natural Gas Co, Inc	120
		TOTAL UTILITIES	2,217
		TOTAL COMMON STOCKS	20,814,959
		(Cost $17,684,618)

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 2.8%

GOVERNMENT AGENCY DEBT - 0.1%

$600,000	d	Federal Home Loan Bank (FHLB)	0.330%	07/19/16	600
24,000,000	d	FHLB	0.330	07/26/16	23,997
		TOTAL GOVERNMENT AGENCY DEBT			24,597

TREASURY DEBT - 0.6%
50,000,000		United States Treasury Bill	0.195	09/08/16	49,981
75,700,000	d	United States Treasury Bill	0.236-0.373	09/29/16	75,651
		TOTAL TREASURY DEBT			125,632

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.1%
435,291,380	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	435,291
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	435,291

		TOTAL SHORT-TERM INVESTMENTS	585,520
		(Cost $585,515)
		TOTAL INVESTMENTS - 102.3%	21,400,479
		(Cost $18,270,133)
		OTHER ASSETS & LIABILITIES, NET - (2.3)%	(486,783)
		NET ASSETS - 100.0%	$20,913,696
250

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

Abbreviation(s):
ADR	American Depositary Receipt

*	Non-income producing
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $428,450,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/16, the aggregate value of these securities was $50,821,000, or 0.2% of net assets.

Cost amounts are in thousands.
251

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND

EQUITY INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2016

SHARES		COMPANY	VALUE (000)
COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 1.0%
56,324	*	American Axle & Manufacturing Holdings, Inc	$816
161,099		BorgWarner, Inc	4,756
37,696		Cooper Tire & Rubber Co	1,124
10,380	*	Cooper-Standard Holding, Inc	820
111,547		Dana Holding Corp	1,178
200,921		Delphi Automotive plc	12,578
20,030	*	Dorman Products, Inc	1,146
17,506		Drew Industries, Inc	1,485
21,876	*	Federal Mogul Corp (Class A)	182
2,849,911		Ford Motor Co	35,823
16,848	*	Fox Factory Holding Corp	293
1,043,270		General Motors Co	29,525
210,501	e	Gentex Corp	3,252
26,543	*	Gentherm, Inc	909
191,568		Goodyear Tire & Rubber Co	4,916
134,380	e	Harley-Davidson, Inc	6,087
13,693	*	Horizon Global Corp	155
480,652		Johnson Controls, Inc	21,274
51,268		Lear Corp	5,217
6,649		Metaldyne Performance Group, Inc	91
36,302	*	Modine Manufacturing Co	319
13,147	*	Motorcar Parts of America, Inc	357
24,709		Spartan Motors, Inc	155
15,087		Standard Motor Products, Inc	600
20,247	*	Stoneridge, Inc	302
2,693		Strattec Security Corp	110
17,815		Superior Industries International, Inc	477
40,207	*	Tenneco, Inc	1,874
86,900	*,e	Tesla Motors, Inc	18,447
33,978		Thor Industries, Inc	2,200
15,398		Tower International, Inc	317
3,298		Unique Fabricating, Inc	44
25,274		Visteon Corp	1,663
21,322	e	Winnebago Industries, Inc	489
9,424	*,e	Workhorse Group, Inc	65
		TOTAL AUTOMOBILES & COMPONENTS	159,046

BANKS - 5.5%
12,604		1st Source Corp	408
5,171		Access National Corp	101
4,570	e	ACNB Corp	115
7,958	*,e	Allegiance Bancshares, Inc	198
5,882		American National Bankshares, Inc	148
24,903		Ameris Bancorp	740
7,069	e	Ames National Corp	190
24,400		Apollo Residential Mortgage	327
7,490		Arrow Financial Corp	227
252

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
110,942		Associated Banc-Corp	$1,903
66,701		Astoria Financial Corp	1,023
12,656	*,e	Atlantic Capital Bancshares, Inc	183
5,756	*	Avenue Financial Holdings, Inc	113
35,106		Banc of California, Inc	635
5,787		Bancfirst Corp	349
21,466		Banco Latinoamericano de Exportaciones S.A. (Class E)	569
63,774		Bancorpsouth, Inc	1,447
41,404		Bank Mutual Corp	318
7,653,866		Bank of America Corp	101,567
31,588		Bank of Hawaii Corp	2,173
3,864		Bank of Marin Bancorp	187
61,263	e	Bank of the Ozarks, Inc	2,299
15,980		BankFinancial Corp	192
73,818		BankUnited	2,268
3,897	e	Bankwell Financial Group, Inc	86
22,254		Banner Corp	947
4,570		Bar Harbor Bankshares	160
604,817		BB&T Corp	21,538
59,137		BBCN Bancorp, Inc	882
9,956	e	Bear State Financial, Inc	94
54,253	*	Beneficial Bancorp, Inc	690
21,508		Berkshire Hills Bancorp, Inc	579
20,549		Blue Hills Bancorp, Inc	303
27,830		BNC Bancorp	632
45,284	*,e	BofI Holding, Inc	802
19,135	e	BOK Financial Corp	1,200
59,217		Boston Private Financial Holdings, Inc	698
12,233		Bridge Bancorp, Inc	347
54,590		Brookline Bancorp, Inc	602
12,987		Bryn Mawr Bank Corp	379
6,346	*	BSB Bancorp, Inc	144
2,353		C&F Financial Corp	105
4,588	*	C1 Financial, Inc	107
7,624		Camden National Corp	320
16,948		Capital Bank Financial Corp	488
9,158		Capital City Bank Group, Inc	127
105,428		Capitol Federal Financial	1,471
22,480		Cardinal Financial Corp	493
7,542	e	Carolina Financial Corp	141
21,201	*	Cascade Bancorp	117
54,668		Cathay General Bancorp	1,542
33,881		Centerstate Banks of Florida, Inc	534
17,227		Central Pacific Financial Corp	407
6,214		Central Valley Community Bancorp	87
2,883		Century Bancorp, Inc	122
13,560		Charter Financial Corp	180
28,078	e	Chemical Financial Corp	1,047
2,189	e	Chemung Financial Corp	64
143,537		CIT Group, Inc	4,580
2,186,446		Citigroup, Inc	92,683
9,568		Citizens & Northern Corp	193
348,106		Citizens Financial Group, Inc	6,955
10,721		City Holding Co	487
19,650		Clifton Bancorp, Inc	296
253

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
9,772		CNB Financial Corp	$174
26,184		CoBiz, Inc	306
5,576		Codorus Valley Bancorp, Inc	114
42,696		Columbia Banking System, Inc	1,198
129,571		Comerica, Inc	5,329
61,586		Commerce Bancshares, Inc	2,950
30,550		Community Bank System, Inc	1,255
12,718		Community Trust Bancorp, Inc	441
7,261	*,e	CommunityOne Bancorp	92
21,722		ConnectOne Bancorp, Inc	341
3,700	e	County Bancorp, Inc	76
12,656	*	CU Bancorp	288
39,504	e	Cullen/Frost Bankers, Inc	2,518
19,196	*	Customers Bancorp, Inc	482
80,226		CVB Financial Corp	1,315
23,810		Dime Community Bancshares	405
22,108	*	Eagle Bancorp, Inc	1,064
106,767		East West Bancorp, Inc	3,649
6,481		Enterprise Bancorp, Inc	155
14,785		Enterprise Financial Services Corp	412
3,620	*	Equity Bancshares, Inc	80
6,121		ESSA Bancorp, Inc	82
55,323	*	Essent Group Ltd	1,207
57,923		EverBank Financial Corp	861
5,336		Farmers Capital Bank Corp	146
18,150		Farmers National Banc Corp	160
20,788	*	FCB Financial Holdings, Inc	707
6,481		Federal Agricultural Mortgage Corp (Class C)	226
15,456		Fidelity Southern Corp	242
567,748		Fifth Third Bancorp	9,987
10,211		Financial Institutions, Inc	266
15,337		First Bancorp (NC)	270
85,475	*	First Bancorp (Puerto Rico)	339
6,485		First Bancorp, Inc	140
23,093		First Busey Corp	494
6,176		First Business Financial Services, Inc	145
5,634		First Citizens Bancshares, Inc (Class A)	1,459
66,434		First Commonwealth Financial Corp	611
12,139		First Community Bancshares, Inc	272
9,229	*,e	First Community Financial Partners, Inc	81
13,926		First Connecticut Bancorp	231
7,726		First Defiance Financial Corp	300
44,691		First Financial Bancorp	869
47,037	e	First Financial Bankshares, Inc	1,542
8,954		First Financial Corp	328
6,257		First Financial Northwest, Inc	83
9,830	*	First Foundation, Inc	211
172,999		First Horizon National Corp	2,384
4,089	e	First Internet Bancorp	97
13,482		First Interstate Bancsystem, Inc	379
29,933		First Merchants Corp	746
4,469	e	First Mid-Illinois Bancshares, Inc	112
57,533		First Midwest Bancorp, Inc	1,010
11,498	*	First NBC Bank Holding Co	193
263,698		First Niagara Financial Group, Inc	2,568
254

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
7,602	*	First Northwest Bancorp	$97
10,308		First of Long Island Corp	296
108,227		First Republic Bank	7,575
123,577		FirstMerit Corp	2,505
15,789	*	Flagstar Bancorp, Inc	385
23,200		Flushing Financial Corp	461
151,336		FNB Corp	1,898
10,372		Fox Chase Bancorp, Inc	211
6,970	*	Franklin Financial Network, Inc	219
126,801		Fulton Financial Corp	1,712
9,802		German American Bancorp, Inc	313
56,600		Glacier Bancorp, Inc	1,504
7,809		Great Southern Bancorp, Inc	289
30,455		Great Western Bancorp, Inc	961
14,667	*	Green Bancorp, Inc	128
2,003		Greene County Bancorp, Inc	33
11,166		Guaranty Bancorp	186
31,047	*,e	Hampton Roads Bankshares, Inc	56
57,555		Hancock Holding Co	1,503
23,963		Hanmi Financial Corp	563
16,045		Heartland Financial USA, Inc	566
16,751		Heritage Commerce Corp	176
22,833		Heritage Financial Corp	401
14,409		Heritage Oaks Bancorp	114
55,915	*	Hilltop Holdings, Inc	1,174
997		Hingham Institution for Savings	123
4,264		Home Bancorp, Inc	117
84,058		Home Bancshares, Inc	1,663
15,022	*	HomeStreet, Inc	299
16,046	*	HomeTrust Bancshares, Inc	297
8,007		Horizon Bancorp	201
588,990		Huntington Bancshares, Inc	5,266
28,157		IBERIABANK Corp	1,682
6,123	*,e	Impac Mortgage Holdings, Inc	96
19,246		Independent Bank Corp (MA)	880
17,558		Independent Bank Corp (MI)	255
7,858		Independent Bank Group, Inc	337
40,567		International Bancshares Corp	1,058
219,896		Investors Bancorp, Inc	2,436
2,710,959		JPMorgan Chase & Co	168,459
69,276		Kearny Financial Corp	871
622,952		Keycorp	6,884
5,582		Lake Sunapee Bank Group	95
28,418		Lakeland Bancorp, Inc	323
12,420		Lakeland Financial Corp	584
6,780		LCNB Corp	107
32,716		LegacyTexas Financial Group, Inc	880
4,100	*,e	LendingTree, Inc	362
14,926		Live Oak Bancshares, Inc	211
111,052		M&T Bank Corp	13,130
19,210	e	Macatawa Bank Corp	143
16,944		MainSource Financial Group, Inc	374
51,779		MB Financial, Inc	1,879
13,586		MBT Financial Corp	109
12,428		Mercantile Bank Corp	297
255

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
3,784		Merchants Bancshares, Inc	$115
41,025		Meridian Bancorp, Inc	606
5,928		Meta Financial Group, Inc	302
252,589	*	MGIC Investment Corp	1,503
3,714	e	Middleburg Financial Corp	101
2,960	*	Midland States Bancorp, Inc	64
5,257		MidWestOne Financial Group, Inc	150
3,816		MutualFirst Financial, Inc	104
19,324		National Bank Holdings Corp	393
5,351	e	National Bankshares, Inc	187
6,167	*,e	National Commerce Corp	144
25,594	*,e	Nationstar Mortgage Holdings, Inc	288
32,725		NBT Bancorp, Inc	937
350,170		New York Community Bancorp, Inc	5,249
5,394	*	Nicolet Bankshares, Inc	205
38,864	*	NMI Holdings, Inc	213
36,323		Northfield Bancorp, Inc	539
5,019		Northrim BanCorp, Inc	132
69,442		Northwest Bancshares, Inc	1,030
14,953		OceanFirst Financial Corp	272
33,903	e	OFG Bancorp	281
6,461		Old Line Bancshares, Inc	116
90,192		Old National Bancorp	1,130
21,667		Old Second Bancorp, Inc	148
10,957		Opus Bank	370
32,883		Oritani Financial Corp	526
5,318		Orrstown Financial Services, Inc	96
14,467		Pacific Continental Corp	227
11,579	*	Pacific Mercantile Bancorp	82
19,968	*	Pacific Premier Bancorp, Inc	479
85,767		PacWest Bancorp	3,412
9,690	e	Park National Corp	889
38,548		Park Sterling Bank	273
11,582		Peapack Gladstone Financial Corp	214
2,964	e	Penns Woods Bancorp, Inc	124
9,540	*	PennyMac Financial Services, Inc	119
13,423		Peoples Bancorp, Inc	292
5,712	e	Peoples Financial Services Corp	224
229,288	e	People’s United Financial, Inc	3,361
9,341		People’s Utah Bancorp	155
36,552	*	PHH Corp	487
29,441		Pinnacle Financial Partners, Inc	1,438
375,016		PNC Financial Services Group, Inc	30,523
75,864		Popular, Inc	2,223
8,859		Preferred Bank	256
6,151		Premier Financial Bancorp, Inc	104
58,098		PrivateBancorp, Inc	2,558
49,181		Prosperity Bancshares, Inc	2,508
3,260	*,e	Provident Bancorp, Inc	50
4,497		Provident Financial Holdings, Inc	82
45,191		Provident Financial Services, Inc	888
8,729		QCR Holdings, Inc	237
146,431		Radian Group, Inc	1,526
942,757		Regions Financial Corp	8,023
29,870		Renasant Corp	966
256

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
6,104		Republic Bancorp, Inc (Class A)	$169
23,825	*,e	Republic First Bancorp, Inc	103
25,676		S&T Bancorp, Inc	628
18,232		Sandy Spring Bancorp, Inc	530
21,395	*	Seacoast Banking Corp of Florida	347
16,424	e	ServisFirst Bancshares, Inc	811
8,913		Shore Bancshares, Inc	105
8,511		SI Financial Group, Inc	113
8,919		Sierra Bancorp	149
39,194	*	Signature Bank	4,896
22,158		Simmons First National Corp (Class A)	1,023
18,098		South State Corp	1,232
4,079	*	Southern First Bancshares, Inc	98
4,139		Southern Missouri Bancorp, Inc	97
8,140		Southern National Bancorp of Virginia, Inc	99
17,347		Southside Bancshares, Inc	536
14,769		Southwest Bancorp, Inc	250
26,403		State Bank & Trust Co	537
88,560		Sterling Bancorp/DE	1,390
16,305		Stock Yards Bancorp, Inc	460
7,609		Stonegate Bank	246
8,903		Suffolk Bancorp	279
6,101	e	Summit Financial Group, Inc	107
8,249	*	Sun Bancorp, Inc	170
371,519		SunTrust Banks, Inc	15,262
38,070	*	SVB Financial Group	3,623
92,114		Synovus Financial Corp	2,670
43,304		Talmer Bancorp Inc	830
116,646		TCF Financial Corp	1,476
8,286		Territorial Bancorp, Inc	219
33,717	*	Texas Capital Bancshares, Inc	1,577
52,879		TFS Financial Corp	911
26,827	*	The Bancorp, Inc	161
11,138		Tompkins Trustco, Inc	724
41,088	e	TowneBank	890
16,948		Trico Bancshares	468
16,178	*	Tristate Capital Holdings, Inc	222
10,668	*	Triumph Bancorp, Inc	171
71,043		Trustco Bank Corp NY	455
49,168		Trustmark Corp	1,222
29,867		UMB Financial Corp	1,589
161,706		Umpqua Holdings Corp	2,502
31,837		Union Bankshares Corp	787
2,885	e	Union Bankshares, Inc	105
48,255	e	United Bankshares, Inc	1,810
40,245		United Community Banks, Inc	736
30,361		United Community Financial Corp	185
36,948		United Financial Bancorp, Inc (New)	480
14,493		Univest Corp of Pennsylvania	305
1,219,663		US Bancorp	49,189
172,796		Valley National Bancorp	1,576
6,183	*	Veritex Holdings, Inc	99
19,235	*	Walker & Dunlop, Inc	438
14,712	*,e	Walter Investment Management Corp	41
67,298		Washington Federal, Inc	1,633
257

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
10,818		Washington Trust Bancorp, Inc	$410
5,698		WashingtonFirst Bankshares, Inc	123
22,962		Waterstone Financial, Inc	352
67,195		Webster Financial Corp	2,281
3,410,582		Wells Fargo & Co	161,423
26,752		WesBanco, Inc	831
11,970		West Bancorporation, Inc	223
18,981	e	Westamerica Bancorporation	935
64,944	*	Western Alliance Bancorp	2,120
10,697		Westfield Financial, Inc	82
52,747		Wilshire Bancorp, Inc	550
35,315		Wintrust Financial Corp	1,801
144,782	*	WMIH Corp	321
20,553		WSFS Financial Corp	662
31,907		Yadkin Financial Corp	801
3,477		Your Community Bankshares, Inc	129
149,549		Zions Bancorporation	3,758
		TOTAL BANKS	904,899

CAPITAL GOODS - 7.5%
438,061		3M Co	76,713
54,141		A.O. Smith Corp	4,770
29,877		Aaon, Inc	822
24,615		AAR Corp	575
43,959		Actuant Corp (Class A)	994
32,117		Acuity Brands, Inc	7,964
24,758	e	Advanced Drainage Systems, Inc	678
110,795	*	Aecom Technology Corp	3,520
28,439	*	Aegion Corp	555
46,010	*	Aerojet Rocketdyne Holdings, Inc	841
14,335	*	Aerovironment, Inc	399
56,061		AGCO Corp	2,642
71,397		Air Lease Corp	1,912
34,921		Aircastle Ltd	683
6,904		Alamo Group, Inc	455
21,082		Albany International Corp (Class A)	842
71,508		Allegion plc	4,965
4,493		Allied Motion Technologies, Inc	104
104,849		Allison Transmission Holdings, Inc	2,960
18,514		Altra Holdings, Inc	499
13,776	*	Ameresco, Inc	60
5,806	e	American Railcar Industries, Inc	229
5,344		American Science & Engineering, Inc	200
9,146	*	American Superconductor Corp	77
10,171	*	American Woodmark Corp	675
171,229		Ametek, Inc	7,916
21,529		Apogee Enterprises, Inc	998
26,937		Applied Industrial Technologies, Inc	1,216
9,512		Argan, Inc	397
17,658	*	Armstrong Flooring, Inc	299
28,807	*	Armstrong World Industries, Inc	1,128
14,102		Astec Industries, Inc	792
14,118	*	Astronics Corp	470
19,364		AZZ, Inc	1,161
33,400	*	Babcock & Wilcox Enterprises, Inc	491
258

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
36,980		Barnes Group, Inc	$1,225
78,609		BE Aerospace, Inc	3,630
38,770	*	Beacon Roofing Supply, Inc	1,763
3,967	*,e	Blue Bird Corp	47
40,522	*	BMC Stock Holdings, Inc	722
450,407		Boeing Co	58,494
35,415		Briggs & Stratton Corp	750
51,345	*	Builders FirstSource, Inc	578
69,405		BWX Technologies, Inc	2,483
14,411		Caesarstone Sdot-Yam Ltd	501
12,460	*	CAI International, Inc	93
46,436		Carlisle Cos, Inc	4,907
415,054		Caterpillar, Inc	31,465
22,344	*	Chart Industries, Inc	539
72,371		Chicago Bridge & Iron Co NV	2,506
12,045		CIRCOR International, Inc	686
35,009		Clarcor, Inc	2,130
73,519	*	Colfax Corp	1,945
14,727		Columbus McKinnon Corp	208
27,143		Comfort Systems USA, Inc	884
25,603	*	Continental Building Products Inc	569
35,538		Crane Co	2,016
7,312	*	CSW Industrials, Inc	238
18,660		Cubic Corp	749
117,279		Cummins, Inc	13,187
32,643		Curtiss-Wright Corp	2,750
438,678		Danaher Corp	44,306
232,354	e	Deere & Co	18,830
46,761	*	DigitalGlobe, Inc	1,000
94,050		Donaldson Co, Inc	3,232
16,771		Douglas Dynamics, Inc	432
114,025		Dover Corp	7,904
8,048	*	Ducommun, Inc	159
9,738	*,e	DXP Enterprises, Inc	145
22,543	*	Dycom Industries, Inc	2,023
9,586		Dynamic Materials Corp	103
340,356		Eaton Corp	20,329
44,692		EMCOR Group, Inc	2,202
476,629		Emerson Electric Co	24,861
15,305		Encore Wire Corp	571
11,608	*,e	Energous Corp	150
8,913	*,e	Energy Recovery, Inc	79
32,051		EnerSys	1,906
12,394		Engility Holdings, Inc	262
15,803		EnPro Industries, Inc	701
18,556		ESCO Technologies, Inc	741
21,694	*	Esterline Technologies Corp	1,346
213,649	e	Fastenal Co	9,484
46,509		Federal Signal Corp	599
96,500		Flowserve Corp	4,359
103,400		Fluor Corp	5,096
113,402		Fortune Brands Home & Security, Inc	6,574
34,098		Franklin Electric Co, Inc	1,127
9,868		Freightcar America, Inc	139
14,134	*,e	FuelCell Energy, Inc	88
259

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
30,063	e	GATX Corp	$1,322
3,320	*	Gencor Industries, Inc	52
48,390	*,e	Generac Holdings, Inc	1,692
37,226		General Cable Corp	473
181,598		General Dynamics Corp	25,286
6,853,281		General Electric Co	215,741
22,869	*	Gibraltar Industries, Inc	722
16,574		Global Brass & Copper Holdings, Inc	452
5,154	*	GMS, Inc	115
14,132		Gorman-Rupp Co	387
41,041		Graco, Inc	3,242
7,763		Graham Corp	143
29,395		Granite Construction, Inc	1,339
44,924	*	Great Lakes Dredge & Dock Corp	196
19,838	e	Greenbrier Cos, Inc	578
26,499		Griffon Corp	447
23,777		H&E Equipment Services, Inc	452
8,975		Hardinge, Inc	90
59,172		Harsco Corp	393
26,381	*,e	HC2 Holdings, Inc	113
136,436	*	HD Supply Holdings, Inc	4,751
14,478		HEICO Corp	967
29,540		HEICO Corp (Class A)	1,585
71,415		Hexcel Corp	2,974
43,275		Hillenbrand, Inc	1,300
566,565		Honeywell International, Inc	65,903
40,778		Hubbell, Inc	4,301
34,520		Huntington Ingalls	5,800
4,796		Hurco Cos, Inc	133
7,224		Hyster-Yale Materials Handling, Inc	430
56,742		IDEX Corp	4,659
5,334	*	IES Holdings, Inc	66
219,031		Illinois Tool Works, Inc	22,814
191,187		Ingersoll-Rand plc	12,175
13,472		Insteel Industries, Inc	385
60,728		ITT, Inc	1,942
88,889	*	Jacobs Engineering Group, Inc	4,428
21,706		John Bean Technologies Corp	1,329
71,908	e	Joy Global, Inc	1,520
8,084		Kadant, Inc	416
19,992		Kaman Corp	850
106,685		KBR, Inc	1,412
58,766		Kennametal, Inc	1,299
24,548	*,e	KEYW Holding Corp	244
38,579	*	KLX, Inc	1,196
35,813	*,e	Kratos Defense & Security Solutions, Inc	147
56,871		L-3 Communications Holdings, Inc	8,342
4,456	*	Lawson Products, Inc	88
13,681	*	Layne Christensen Co	111
29,452		Lennox International, Inc	4,200
45,300		Lincoln Electric Holdings, Inc	2,676
8,999	e	Lindsay Corp	611
195,260		Lockheed Martin Corp	48,458
16,944		LSI Industries, Inc	188
12,907	*	Lydall, Inc	498
260

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
100,071	e	Manitowoc Co, Inc	$545
93,437	*	Manitowoc Foodservice, Inc	1,646
246,599		Masco Corp	7,630
22,281	*	Masonite International Corp	1,474
48,078	*	Mastec, Inc	1,073
28,845	*	Mercury Systems, Inc	717
73,992	*	Meritor, Inc	533
41,334	*	Middleby Corp	4,764
9,476	*	Milacron Holdings Corp	137
7,280		Miller Industries, Inc	150
23,587	*	Moog, Inc (Class A)	1,272
75,826	*	MRC Global, Inc	1,077
34,779		MSC Industrial Direct Co (Class A)	2,454
42,636		Mueller Industries, Inc	1,359
114,327		Mueller Water Products, Inc (Class A)	1,306
15,457	*	MYR Group, Inc	372
3,938	e	National Presto Industries, Inc	372
38,145	*,e	Navistar International Corp	446
19,754	*	NCI Building Systems, Inc	316
7,962	*	Neff Corp	87
14,675	e	NN, Inc	205
42,241		Nordson Corp	3,532
6,979	*	Nortek, Inc	414
123,820		Northrop Grumman Corp	27,523
79,518	*	NOW, Inc	1,442
5,211	*	NV5 Holdings, Inc	148
2,354		Omega Flex, Inc	90
43,366		Orbital ATK, Inc	3,692
19,593	*	Orion Marine Group, Inc	104
53,964		Oshkosh Truck Corp	2,575
85,118		Owens Corning, Inc	4,385
254,443		Paccar, Inc	13,198
99,215		Parker Hannifin Corp	10,720
9,372	*	Patrick Industries, Inc	565
123,383		Pentair plc	7,192
36,380	*	Pgt, Inc	375
125,956	*,e	Plug Power, Inc	234
15,949	*	Ply Gem Holdings, Inc	232
7,077		Powell Industries, Inc	278
3,314	*,e	Power Solutions International, Inc	59
1,801		Preformed Line Products Co	73
28,783		Primoris Services Corp	545
18,284	*,e	Proto Labs, Inc	1,052
25,291		Quanex Building Products Corp	470
106,691	*	Quanta Services, Inc	2,467
27,582		Raven Industries, Inc	522
221,004		Raytheon Co	30,045
16,634	*	RBC Bearings, Inc	1,206
33,217		Regal-Beloit Corp	1,829
61,005	*	Rexnord Corp	1,198
96,529		Rockwell Automation, Inc	11,083
97,885		Rockwell Collins, Inc	8,334
72,041		Roper Industries, Inc	12,287
4,597	*	Rush Enterprises, Inc	96
21,510	*	Rush Enterprises, Inc (Class A)	464
261

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
31,268		Simpson Manufacturing Co, Inc	$1,250
8,447	*	SiteOne Landscape Supply, Inc	287
40,812		Snap-On, Inc	6,441
48,120	*,e	SolarCity Corp	1,152
7,959	*	Sparton Corp	173
98,271	*	Spirit Aerosystems Holdings, Inc (Class A)	4,226
30,406	*	SPX Corp	452
26,058	*	SPX FLOW, Inc	679
9,752		Standex International Corp	806
111,184		Stanley Works	12,366
16,194		Sun Hydraulics Corp	481
47,039	*,e	Sunrun, Inc	279
8,050		Supreme Industries, Inc	110
24,710		TAL International Group, Inc	331
38,585	*,e	Taser International, Inc	960
26,449	*	Teledyne Technologies, Inc	2,620
13,262		Tennant Co	714
77,584		Terex Corp	1,576
15,040	e	Textainer Group Holdings Ltd	168
205,292		Textron, Inc	7,505
7,401	*,e	The ExOne Company	78
24,419	*	Thermon Group Holdings	469
52,342		Timken Co	1,605
33,155	e	Titan International, Inc	206
11,613	*,e	Titan Machinery, Inc	129
39,587		Toro Co	3,492
38,976	*	TransDigm Group, Inc	10,278
24,081	*	Trex Co, Inc	1,082
34,233	*	Trimas Corp	616
110,538		Trinity Industries, Inc	2,053
36,497		Triumph Group, Inc	1,296
28,503	*	Tutor Perini Corp	671
65,633	*	United Rentals, Inc	4,404
577,849		United Technologies Corp	59,259
25,266	*	Univar, Inc	478
14,766		Universal Forest Products, Inc	1,369
64,802	*	USG Corp	1,747
16,466		Valmont Industries, Inc	2,227
7,860	*	Vectrus, Inc	224
6,270	*	Veritiv Corp	236
12,845	*	Vicor Corp	129
41,124	e	W.W. Grainger, Inc	9,345
47,771	*	Wabash National Corp	607
39,290	*	WABCO Holdings, Inc	3,598
19,517		Watsco, Inc	2,746
20,422		Watts Water Technologies, Inc (Class A)	1,190
31,115	*,e	WESCO International, Inc	1,602
63,916		Westinghouse Air Brake Technologies Corp	4,489
3,392	*	Willis Lease Finance Corp	75
38,996		Woodward Governor Co	2,248
132,752		Xylem, Inc	5,927
		TOTAL CAPITAL GOODS	1,227,063

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
41,289		ABM Industries, Inc	1,506
262

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
37,820		Acacia Research (Acacia Technologies)	$166
77,675	*	ACCO Brands Corp	802
31,285	*	Advisory Board Co	1,107
7,288	*,e	Aqua Metals, Inc	86
26,021	*	ARC Document Solutions, Inc	101
6,166		Barrett Business Services, Inc	255
33,472		Brady Corp (Class A)	1,023
35,828		Brink’s Co	1,021
29,675	*	Casella Waste Systems, Inc (Class A)	233
35,493	*	CBIZ, Inc	369
25,057		CEB, Inc	1,545
18,496		Ceco Environmental Corp	162
65,984		Cintas Corp	6,475
38,764	*	Clean Harbors, Inc	2,020
72,462	*	Copart, Inc	3,551
84,474		Covanta Holding Corp	1,390
7,013	*	CRA International, Inc	177
36,092		Deluxe Corp	2,395
27,024		Dun & Bradstreet Corp	3,293
107,512	*,m	Dyax Corp	119
20,052		Ennis, Inc	385
88,074		Equifax, Inc	11,309
28,344		Essendant, Inc	866
19,672		Exponent, Inc	1,149
9,375	*	Franklin Covey Co	144
30,776	*	FTI Consulting, Inc	1,252
15,088		G & K Services, Inc (Class A)	1,155
9,864	*	GP Strategies Corp	214
51,852		Healthcare Services Group	2,146
14,300		Heidrick & Struggles International, Inc	241
8,893	*	Heritage-Crystal Clean, Inc	109
43,782		Herman Miller, Inc	1,309
25,556	*	Hill International, Inc	104
33,809		HNI Corp	1,572
17,289	*	Huron Consulting Group, Inc	1,045
14,961	*	ICF International, Inc	612
10,504	*,e	IDI, Inc	50
50,885	*	IHS, Inc (Class A)	5,883
27,969	*	Innerworkings, Inc	231
13,423		Insperity, Inc	1,037
49,074		Interface, Inc	748
105,770		KAR Auction Services, Inc	4,415
20,372		Kelly Services, Inc (Class A)	386
18,302		Kforce, Inc	309
25,171		Kimball International, Inc (Class B)	286
35,963		Knoll, Inc	873
42,402		Korn/Ferry International	878
56,108		Manpower, Inc	3,610
23,595		Matthews International Corp (Class A)	1,313
19,108		McGrath RentCorp	584
13,300	*	Mistras Group, Inc	317
33,943		Mobile Mini, Inc	1,176
22,823		MSA Safety, Inc	1,199
8,734		Multi-Color Corp	554
36,256	*	Navigant Consulting, Inc	585
263

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
270,305		Nielsen NV	$14,048
38,425	*	On Assignment, Inc	1,420
139,962		Pitney Bowes, Inc	2,491
19,971		Quad	465
153,250		R.R. Donnelley & Sons Co	2,593
172,064		Republic Services, Inc	8,829
28,792		Resources Connection, Inc	425
100,038		Robert Half International, Inc	3,817
70,333		Rollins, Inc	2,059
39,749	*	RPX Corp	364
12,140	*	SP Plus Corp	274
61,807		Steelcase, Inc (Class A)	839
60,743	*	Stericycle, Inc	6,325
20,907	*,e	Team, Inc	519
42,802		Tetra Tech, Inc	1,316
39,266	*	TransUnion	1,313
12,065	*	TRC Cos, Inc	76
30,336	*	TriNet Group, Inc	631
30,958	*	TrueBlue, Inc	586
302,129		Tyco International plc	12,871
10,976		Unifirst Corp	1,270
16,280		US Ecology, Inc	748
118,895	*	Verisk Analytics, Inc	9,640
15,178		Viad Corp	470
2,793		VSE Corp	187
26,743	*	WageWorks, Inc	1,599
329,871		Waste Management, Inc	21,861
38,638		West Corp	760
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	173,638

CONSUMER DURABLES & APPAREL - 1.6%
9,523	e	Arctic Cat, Inc	162
7,681		Bassett Furniture Industries, Inc	184
21,459	*	Beazer Homes USA, Inc	166
67,005		Brunswick Corp	3,037
55,638		CalAtlantic Group, Inc	2,042
69,841		Callaway Golf Co	713
37,197		Carter’s, Inc	3,960
6,619	*	Cavco Industries, Inc	620
11,363	*	Century Communities, Inc	197
204,773		Coach, Inc	8,342
19,985		Columbia Sportswear Co	1,150
56,978	*	CROCS, Inc	643
6,879		CSS Industries, Inc	184
6,895		Culp, Inc	191
26,041	*	Deckers Outdoor Corp	1,498
5,204	*	Delta Apparel, Inc	117
241,753		DR Horton, Inc	7,610
7,865		Escalade, Inc	81
18,783		Ethan Allen Interiors, Inc	621
3,991		Flexsteel Industries, Inc	158
31,215	*,e	Fossil Group, Inc	891
82,725	*,e	Garmin Ltd	3,509
30,360	*	G-III Apparel Group Ltd	1,388
74,136	*,e	GoPro, Inc	801
264

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
9,827	*,e	Green Brick Partners, Inc	$71
280,007		Hanesbrands, Inc	7,037
52,481		Harman International Industries, Inc	3,769
82,316		Hasbro, Inc	6,914
20,645	*	Helen of Troy Ltd	2,123
7,913		Hooker Furniture Corp	170
93,175	*,e	Hovnanian Enterprises, Inc (Class A)	157
34,721	*,e	Iconix Brand Group, Inc	235
14,775	*	Installed Building Products Inc	536
21,039	*,e	iRobot Corp	738
13,358	*,e	Jakks Pacific, Inc	106
3,583		Johnson Outdoors, Inc	92
94,263	*	Kate Spade & Co	1,943
60,650	e	KB Home	922
36,137		La-Z-Boy, Inc	1,005
98,505		Leggett & Platt, Inc	5,035
7,350		Lennar Corp (B Shares)	274
128,503		Lennar Corp (Class A)	5,924
10,716	*,e	LGI Homes, Inc	342
16,013		Libbey, Inc	254
7,210		Lifetime Brands, Inc	105
72,052	*,e	Lululemon Athletica, Inc	5,322
16,714	*	M/I Homes, Inc	315
13,092	*	Malibu Boats Inc	158
8,407		Marine Products Corp	71
250,569		Mattel, Inc	7,840
6,163		MCBC Holdings, Inc	68
29,150		MDC Holdings, Inc	710
28,574	*	Meritage Homes Corp	1,073
127,585	*	Michael Kors Holdings Ltd	6,313
45,442	*	Mohawk Industries, Inc	8,623
12,667		Movado Group, Inc	275
3,180		Nacco Industries, Inc (Class A)	178
22,756	*	Nautilus, Inc	406
6,504	*,e	New Home Co Inc	62
326,555		Newell Rubbermaid, Inc	15,861
989,006		Nike, Inc (Class B)	54,593
2,597	*	NVR, Inc	4,624
10,973		Oxford Industries, Inc	621
32,977	*,e	Performance Sports Group Ltd	99
8,860	*	Perry Ellis International, Inc	178
58,574		Phillips-Van Heusen Corp	5,519
44,774	e	Polaris Industries, Inc	3,661
29,883		Pool Corp	2,810
255,719		Pulte Homes, Inc	4,984
42,390		Ralph Lauren Corp	3,799
27,136	*	Sequential Brands Group, Inc	217
90,672	*	Skechers U.S.A., Inc (Class A)	2,695
39,523	*,e	Smith & Wesson Holding Corp	1,074
44,237	*	Steven Madden Ltd	1,512
13,899	e	Sturm Ruger & Co, Inc	890
5,163		Superior Uniform Group, Inc	99
24,241	*	Taylor Morrison Home Corp	360
39,568	*,e	Tempur-Pedic International, Inc	2,189
114,595	*	Toll Brothers, Inc	3,084
265

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
28,661	*	TopBuild Corp	$1,038
109,987	*	TRI Pointe Homes, Inc	1,300
41,746	*	Tumi Holdings, Inc	1,116
36,963		Tupperware Corp	2,080
135,800	*	Under Armour, Inc	4,943
134,677	*,e	Under Armour, Inc (Class A)	5,405
10,905	*	Unifi, Inc	297
10,485	*	Universal Electronics, Inc	758
16,444	*	Vera Bradley, Inc	233
252,966		VF Corp	15,555
12,128	*,e	Vince Holding Corp	66
45,102	*	Vista Outdoor, Inc	2,153
16,063	*	WCI Communities, Inc	271
5,214		Weyco Group, Inc	145
55,133		Whirlpool Corp	9,187
13,294	*,e	William Lyon Homes, Inc	214
71,476		Wolverine World Wide, Inc	1,452
21,026	*	Zagg, Inc	110
		TOTAL CONSUMER DURABLES & APPAREL	262,623

CONSUMER SERVICES - 2.2%
13,862	*	American Public Education, Inc	390
69,950	*	Apollo Group, Inc (Class A)	638
163,182		ARAMARK Holdings Corp	5,454
10,215	*	Ascent Media Corp (Series A)	157
61,218	*	Belmond Ltd.	606
17,134	*	BJ’s Restaurants, Inc	751
83,985		Bloomin’ Brands, Inc	1,501
14,693		Bob Evans Farms, Inc	558
6,185	*,e	Bojangles’, Inc	105
61,116	*	Boyd Gaming Corp	1,125
13,548	*	Bridgepoint Education, Inc	98
32,275	*	Bright Horizons Family Solutions	2,140
45,353		Brinker International, Inc	2,065
14,166	*	Buffalo Wild Wings, Inc	1,968
34,686	*	Caesars Acquisition Co	389
38,423	*,e	Caesars Entertainment Corp	296
8,227	*	Cambium Learning Group, Inc	37
8,937		Capella Education Co	470
46,334	*	Career Education Corp	276
294,719		Carnival Corp	13,027
12,748		Carriage Services, Inc	302
27,792	*	Carrols Restaurant Group, Inc	331
16,727	*	Century Casinos, Inc	104
33,449		Cheesecake Factory	1,610
54,819	*,e	Chegg, Inc	274
20,976	*,e	Chipotle Mexican Grill, Inc (Class A)	8,448
24,500		Choice Hotels International, Inc	1,167
10,291		Churchill Downs, Inc	1,300
12,474	*,e	Chuy’s Holdings, Inc	432
47,371		ClubCorp Holdings, Inc	616
5,623		Collectors Universe	111
12,006	e	Cracker Barrel Old Country Store, Inc	2,059
86,491		Darden Restaurants, Inc	5,478
28,005	*	Dave & Buster’s Entertainment, Inc	1,310
266

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
17,725	*	Del Frisco’s Restaurant Group, Inc	$254
16,464	*	Del Taco Restaurants, Inc	150
61,863	*	Denny’s Corp	664
48,007	e	DeVry Education Group, Inc	856
27,428	*,e	Diamond Resorts International, Inc	822
12,802		DineEquity, Inc	1,085
40,835		Domino’s Pizza, Inc	5,365
68,211		Dunkin Brands Group, Inc	2,975
14,501	*,e	El Pollo Loco Holdings, Inc	189
20,875	*	Eldorado Resorts, Inc	317
2,242	*,e	Empire Resorts, Inc	35
44,382		Extended Stay America, Inc	664
20,469	*	Fiesta Restaurant Group, Inc	446
3,971	*	Fogo De Chao, Inc	52
7,389	e	Golden Entertainment, Inc	86
3,202		Graham Holdings Co	1,568
34,464	*	Grand Canyon Education, Inc	1,376
166,865		H&R Block, Inc	3,838
8,405	*,e	Habit Restaurants, Inc	138
386,075		Hilton Worldwide Holdings, Inc	8,698
97,806	*	Houghton Mifflin Harcourt Co	1,529
22,365	*,e	Hyatt Hotels Corp	1,099
68,009		International Game Technology plc	1,275
19,205		International Speedway Corp (Class A)	642
83,898		Interval Leisure Group, Inc	1,334
13,700	*	Intrawest Resorts Holdings Inc	178
18,491	*	Isle of Capri Casinos, Inc	339
10,324	*	J Alexander’s Holdings, Inc	103
27,934		Jack in the Box, Inc	2,400
11,200	*,e	Jamba, Inc	115
26,055	*	K12, Inc	325
6,015	*,e	Kona Grill, Inc	65
42,681	*	Krispy Kreme Doughnuts, Inc	895
69,470	*,e	La Quinta Holdings, Inc	792
270,501		Las Vegas Sands Corp	11,764
3,365		Liberty Tax, Inc	45
62,061	*,e	LifeLock, Inc	981
10,890	*	Lindblad Expeditions Holdings, Inc	105
13,511	*	Luby’s, Inc	68
14,891		Marcus Corp	314
139,108		Marriott International, Inc (Class A)	9,245
16,563		Marriott Vacations Worldwide Corp	1,134
651,910		McDonald’s Corp	78,451
352,429	*	MGM Resorts International	7,975
7,140	*	Monarch Casino & Resort, Inc	157
2,378	*	Nathan’s Famous, Inc	106
8,091	*,e	Noodles & Co	79
112,841	*	Norwegian Cruise Line Holdings Ltd	4,496
15,868	*,e	Panera Bread Co (Class A)	3,363
20,085		Papa John’s International, Inc	1,366
60,160	*	Penn National Gaming, Inc	839
43,980	*	Pinnacle Entertainment, Inc	487
10,931	*,e	Planet Fitness, Inc	206
17,192	*	Popeyes Louisiana Kitchen, Inc	939
16,455	*,e	Potbelly Corp	206
267

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
11,433	*	Red Lion Hotels Corp	$83
10,662	*	Red Robin Gourmet Burgers, Inc	506
22,107	*	Red Rock Resorts, Inc	486
30,479	*	Regis Corp	379
124,991		Royal Caribbean Cruises Ltd	8,393
46,223	*	Ruby Tuesday, Inc	167
26,831		Ruth’s Chris Steak House, Inc	428
37,197	*,e	Scientific Games Corp (Class A)	342
51,334	e	SeaWorld Entertainment, Inc	736
138,975		Service Corp International	3,758
100,430	*	ServiceMaster Global Holdings, Inc	3,997
11,550	*,e	Shake Shack, Inc	421
53,284		Six Flags Entertainment Corp	3,088
38,968		Sonic Corp	1,054
45,449	e	Sotheby’s (Class A)	1,245
9,984		Speedway Motorsports, Inc	177
1,062,143		Starbucks Corp	60,669
125,454		Starwood Hotels & Resorts Worldwide, Inc	9,277
769	*	Steak N Shake Co	310
7,659	*	Strayer Education, Inc	376
48,860		Texas Roadhouse, Inc (Class A)	2,228
26,754		Vail Resorts, Inc	3,698
20,932	*,e	Weight Watchers International, Inc	243
154,822		Wendy’s	1,489
11,781	*,e	Wingstop, Inc	321
77,942		Wyndham Worldwide Corp	5,552
59,328	e	Wynn Resorts Ltd	5,378
287,216		Yum! Brands, Inc	23,816
14,098	*	Zoe’s Kitchen, Inc	511
		TOTAL CONSUMER SERVICES	357,716

DIVERSIFIED FINANCIALS - 3.4%
40,483	*	Affiliated Managers Group, Inc	5,699
329,397	*	Ally Financial, Inc	5,623
598,624		American Express Co	36,372
116,633		Ameriprise Financial, Inc	10,480
16,506	e	Arlington Asset Investment Corp (Class A)	215
27,757		Artisan Partners Asset Management, Inc	768
4,901		Associated Capital Group, Inc	141
6,841	e	B. Riley Financial, Inc	66
779,012		Bank of New York Mellon Corp	30,265
4,100	*,e	BBX Capital Corp	63
160,048		BGC Partners, Inc (Class A)	1,394
93,006		BlackRock, Inc	31,857
16,951		Calamos Asset Management, Inc (Class A)	124
379,842		Capital One Financial Corp	24,124
17,742		Cash America International, Inc	756
60,962		CBOE Holdings, Inc	4,061
866,815		Charles Schwab Corp	21,939
251,290		CME Group, Inc	24,476
15,440		Cohen & Steers, Inc	624
82,972	*,e	Cowen Group, Inc	246
6,269	*,e	Credit Acceptance Corp	1,160
2,179		Diamond Hill Investment Group, Inc	411
304,503		Discover Financial Services	16,318
268

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
207,162	*	E*TRADE Financial Corp	$4,866
88,158		Eaton Vance Corp	3,116
19,334	*,e	Encore Capital Group, Inc	455
18,647	*	Enova International, Inc	137
28,885		Evercore Partners, Inc (Class A)	1,276
38,445	*	Ezcorp, Inc (Class A)	291
29,637		Factset Research Systems, Inc	4,784
5,066		FBR & Co	76
69,691		Federated Investors, Inc (Class B)	2,006
39,058		Financial Engines, Inc	1,010
20,890		First Cash Financial Services, Inc	1,072
48,331	*	FNFV Group	554
280,938		Franklin Resources, Inc	9,375
23,847		Gain Capital Holdings, Inc	151
4,901		GAMCO Investors, Inc (Class A)	161
287,094		Goldman Sachs Group, Inc	42,656
33,057	*	Green Dot Corp	760
22,433		Greenhill & Co, Inc	361
2,353		Hennessy Advisors, Inc	79
27,225		HFF, Inc (Class A)	786
8,431		Houlihan Lokey, Inc	189
47,028		Interactive Brokers Group, Inc (Class A)	1,665
87,515		IntercontinentalExchange Group, Inc	22,400
11,369	*	INTL FCStone, Inc	310
318,549		Invesco Ltd	8,136
25,877		Investment Technology Group, Inc	433
42,677	e	iShares Russell 2000 Index Fund	4,907
109,114		Janus Capital Group, Inc	1,519
32,261	*	KCG Holdings, Inc	429
73,441	*	Ladenburg Thalmann Financial Services, Inc	173
94,587		Lazard Ltd (Class A)	2,817
77,940		Legg Mason, Inc	2,298
238,851	*,e	LendingClub Corp	1,027
242,948		Leucadia National Corp	4,210
63,483	e	LPL Financial Holdings, Inc	1,430
10,830	*,e	Manning & Napier, Inc	103
27,836		MarketAxess Holdings, Inc	4,047
6,533		Marlin Business Services Corp	107
5,352		Medley Management, Inc	31
12,795		Moelis & Co	288
131,247		Moody’s Corp	12,299
1,061,977		Morgan Stanley	27,590
14,154		Morningstar, Inc	1,158
78,111		MSCI, Inc (Class A)	6,024
79,974		NASDAQ OMX Group, Inc	5,172
244,743		Navient Corp	2,925
14,990		Nelnet, Inc (Class A)	521
18,457	*	NewStar Financial, Inc	155
162,400		Northern Trust Corp	10,761
143,463		NorthStar Asset Management Group, Inc	1,465
29,274		OM Asset Management plc	391
36,046	*,e	On Deck Capital, Inc	186
38,494	*	OneMain Holdings, Inc	878
7,363		Oppenheimer Holdings, Inc	114
17,372	*	Pico Holdings, Inc	164
269

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
12,046	*	Piper Jaffray Cos	$454
13,025	e	PJT Partners, Inc	300
33,753	*,e	PRA Group, Inc	815
9,591		Pzena Investment Management, Inc (Class A)	73
94,509		Raymond James Financial, Inc	4,659
8,577	*	Regional Management Corp	126
9,098		Resource America, Inc (Class A)	88
202,233		S&P Global, Inc	21,692
16,951	*	Safeguard Scientifics, Inc	212
66,420	*	Santander Consumer USA Holdings, Inc	686
102,834		SEI Investments Co	4,947
5,338		Silvercrest Asset Management Group, Inc	65
317,527	*	SLM Corp	1,962
16,599	e	SPDR S&P MidCap 400 ETF Trust	4,521
209,242	e	SPDR Trust Series 1	43,843
293,319		State Street Corp	15,816
49,761	*	Stifel Financial Corp	1,565
621,629	*	Synchrony Financial	15,715
193,908		T Rowe Price Group, Inc	14,149
196,566		TD Ameritrade Holding Corp	5,597
22,143		Tiptree Financial, Inc	121
18,355	e	Virtu Financial, Inc	330
5,194	e	Virtus Investment Partners, Inc	370
151,871		Voya Financial, Inc	3,760
62,904		Waddell & Reed Financial, Inc (Class A)	1,083
5,409		Westwood Holdings Group, Inc	280
84,317	e	WisdomTree Investments, Inc	825
5,697	*,e	World Acceptance Corp	260
		TOTAL DIVERSIFIED FINANCIALS	561,790

ENERGY - 6.8%
70,225	*	Abraxas Petroleum Corp	79
1,730		Adams Resources & Energy, Inc	67
23,232	e	Alon USA Energy, Inc	151
379,816		Anadarko Petroleum Corp	20,225
122,049	*,e	Antero Resources Corp	3,171
282,031		Apache Corp	15,701
51,391		Archrock, Inc	484
14,064	e	Ardmore Shipping Corp	95
47,265	e	Atwood Oceanics, Inc	592
325,615		Baker Hughes, Inc	14,695
36,170	*,e	Bill Barrett Corp	231
26,221		Bristow Group, Inc	299
341,979		Cabot Oil & Gas Corp	8,803
23,456	*,e	California Resources Corp	286
88,905	*	Callon Petroleum Co	998
15,028	e	CARBO Ceramics, Inc	197
40,960	*	Carrizo Oil & Gas, Inc	1,468
151,200	*	Cheniere Energy, Inc	5,678
449,095	*,e	Chesapeake Energy Corp	1,922
1,400,044		Chevron Corp	146,767
69,929		Cimarex Energy Co	8,344
4,222	*	Clayton Williams Energy, Inc	116
62,618	*,e	Clean Energy Fuels Corp	217
302,117	*,e	Cobalt International Energy, Inc	405
270

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
287,658		Columbia Pipeline Group, Inc	$7,332
96,868	*	Concho Resources, Inc	11,553
922,697		ConocoPhillips	40,230
169,243	e	Consol Energy, Inc	2,723
12,994	*	Contango Oil & Gas Co	159
64,271	*,e	Continental Resources, Inc	2,910
11,149	e	CVR Energy, Inc	173
15,277	*	Dawson Geophysical Co	124
42,034		Delek US Holdings, Inc	555
266,127	e	Denbury Resources, Inc	955
388,368	*	Devon Energy Corp	14,078
66,927		DHT Holdings, Inc	337
47,743	e	Diamond Offshore Drilling, Inc	1,162
53,183	*	Diamondback Energy, Inc	4,851
17,982	*,e	Dorian LPG Ltd	127
28,933	*	Dril-Quip, Inc	1,691
72,966		Energen Corp	3,518
205,165		Ensco plc	1,992
409,176		EOG Resources, Inc	34,133
25,000	*,e	EP Energy Corp	129
127,879		EQT Corp	9,902
14,364	*	Era Group, Inc	135
17,517		Evolution Petroleum Corp	96
107,740	*,e	EXCO Resources, Inc	140
25,695	*	Exterran Corp	330
3,087,526		Exxon Mobil Corp	289,425
46,513	*,e	Fairmount Santrol Holdings, Inc	359
168,886	*	FMC Technologies, Inc	4,504
43,546	*	Forum Energy Technologies, Inc	754
26,300	e	Frank’s International NV	384
47,943	e	Frontline Ltd	377
32,033	e	GasLog Ltd	416
20,488	*	Gener8 Maritime, Inc	131
9,836	*,e	Geospace Technologies Corp	161
66,097	e	Golar LNG Ltd	1,024
26,945		Green Plains Renewable Energy, Inc	531
93,033	*	Gulfport Energy Corp	2,908
637,803		Halliburton Co	28,886
77,857	*	Helix Energy Solutions Group, Inc	526
71,374	e	Helmerich & Payne, Inc	4,791
209,403		Hess Corp	12,585
120,104		HollyFrontier Corp	2,855
23,429	*,e	Hornbeck Offshore Services, Inc	195
23,510	*	Independence Contract Drilling, Inc	128
823	*,e	Isramco, Inc	68
18,447	*	Jones Energy, Inc (Class A)	76
1,431,389		Kinder Morgan, Inc	26,796
115,749	*,e	Kosmos Energy LLC	631
100,057	*,e	Laredo Petroleum Holdings, Inc	1,049
630,083		Marathon Oil Corp	9,458
392,213		Marathon Petroleum Corp	14,888
60,990	*	Matador Resources Co	1,208
19,934	*	Matrix Service Co	329
180,710	*	McDermott International, Inc	893
75,083	*	Memorial Resource Development Corp	1,192
271

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
123,713	e	Murphy Oil Corp	$3,928
226,715		Nabors Industries Ltd	2,278
281,302		National Oilwell Varco, Inc	9,466
9,713	*	Natural Gas Services Group, Inc	222
61,477	e	Navios Maritime Acq Corp	96
147,391	*	Newfield Exploration Co	6,512
63,344	*	Newpark Resources, Inc	367
176,953	e	Noble Corp plc	1,458
317,190		Noble Energy, Inc	11,378
68,002	e	Nordic American Tanker Shipping	945
48,403	*,e	Northern Oil And Gas, Inc	224
131,516	*	Oasis Petroleum, Inc	1,228
568,080		Occidental Petroleum Corp	42,924
73,330		Oceaneering International, Inc	2,190
38,178	*	Oil States International, Inc	1,255
155,126		Oneok, Inc	7,361
26,237		Overseas Shipholding Group, Inc	288
15,683	*	Pacific Ethanol, Inc	85
10,734		Panhandle Oil and Gas, Inc (Class A)	179
21,092	*	Par Petroleum Corp	324
96,030	*	Parker Drilling Co	220
112,049	*	Parsley Energy, Inc	3,032
109,613		Patterson-UTI Energy, Inc	2,337
71,772		PBF Energy, Inc	1,707
34,008	*	PDC Energy, Inc	1,959
9,723	*	PHI, Inc	174
337,004		Phillips 66	26,738
42,944	*	Pioneer Energy Services Corp	198
120,994		Pioneer Natural Resources Co	18,295
160,111		Questar Market Resources, Inc	2,823
124,748	e	Range Resources Corp	5,382
32,964	*,e	Renewable Energy Group, Inc	291
4,186	*	Rex American Resources Corp	250
88,506	*	Rice Energy, Inc	1,951
9,601	*	RigNet, Inc	129
26,446	*	Ring Energy, Inc	233
93,726	e	Rowan Cos plc	1,655
42,512	*,e	RPC, Inc	660
58,079	*	RSP Permian, Inc	2,026
39,750	*,e	Sanchez Energy Corp	281
1,036,312		Schlumberger Ltd	81,951
121,758		Scorpio Tankers, Inc	511
11,768	*,e	SEACOR Holdings, Inc	682
273,827	*,e	Seadrill Ltd	887
32,387		SemGroup Corp	1,054
45,041	e	Ship Finance International Ltd	664
49,819	e	SM Energy Co	1,345
290,357	*	Southwestern Energy Co	3,653
515,932		Spectra Energy Corp	18,899
111,107		Superior Energy Services	2,045
136,776	*	Synergy Resources Corp	911
115,767		Targa Resources Investments, Inc	4,878
34,489	e	Teekay Corp	246
85,424	e	Teekay Tankers Ltd (Class A)	255
26,063		Tesco Corp	174
272

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
89,548		Tesoro Corp	$6,709
61,337	*	Tetra Technologies, Inc	391
34,989	e	Tidewater, Inc	154
230,146		Transocean Ltd (NYSE)	2,736
36,980	*	Unit Corp	575
41,136	e	US Silica Holdings Inc	1,418
350,488		Valero Energy Corp	17,875
26,733	*,e	W&T Offshore, Inc	62
662,803	*	Weatherford International Ltd	3,679
52,354	e	Western Refining, Inc	1,080
14,035	*	Westmoreland Coal Co	134
149,893	*	Whiting Petroleum Corp	1,388
33,684	*	Willbros Group, Inc	85
511,638		Williams Cos, Inc	11,067
54,384		World Fuel Services Corp	2,583
204,132	*	WPX Energy, Inc	1,900
		TOTAL ENERGY	1,110,894

FOOD & STAPLES RETAILING - 2.1%
19,849		Andersons, Inc	706
28,759		Casey’s General Stores, Inc	3,782
14,374	*	Chefs’ Warehouse Holdings, Inc	230
324,269		Costco Wholesale Corp	50,923
799,104		CVS Health Corp	76,506
10,217		Ingles Markets, Inc (Class A)	381
707,530		Kroger Co	26,030
6,410	*,e	Natural Grocers by Vitamin C	84
19,609	*	Performance Food Group Co	528
14,319		Pricesmart, Inc	1,340
763,555	*	Rite Aid Corp	5,719
17,661	*	Smart & Final Stores, Inc	263
27,344		Spartan Stores, Inc	836
103,685	*,e	Sprouts Farmers Market, Inc	2,374
191,905	*	Supervalu, Inc	906
390,192		Sysco Corp	19,798
36,929	*	United Natural Foods, Inc	1,728
22,653	*	US Foods Holding Corp	549
4,843		Village Super Market (Class A)	140
638,679		Walgreens Boots Alliance, Inc	53,183
1,126,393		Wal-Mart Stores, Inc	82,249
6,935		Weis Markets, Inc	351
236,947		Whole Foods Market, Inc	7,587
		TOTAL FOOD & STAPLES RETAILING	336,193

FOOD, BEVERAGE & TOBACCO - 5.3%
2,319		Alico, Inc	70
1,448,932		Altria Group, Inc	99,918
18,848	*,e	Amplify Snack Brands, Inc	278
427,787		Archer Daniels Midland Co	18,348
42,015		B&G Foods, Inc (Class A)	2,025
38,794	*,e	Blue Buffalo Pet Products, Inc	905
6,759	*,e	Boston Beer Co, Inc (Class A)	1,156
20,237	e	Brown-Forman Corp	2,186
73,913		Brown-Forman Corp (Class B)	7,374
103,143		Bunge Ltd	6,101
273

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
10,841		Calavo Growers, Inc	$726
22,629	e	Cal-Maine Foods, Inc	1,003
133,730		Campbell Soup Co	8,897
3,512		Coca-Cola Bottling Co Consolidated	518
2,897,162		Coca-Cola Co	131,328
315,962		ConAgra Foods, Inc	15,106
121,868		Constellation Brands, Inc (Class A)	20,157
7,653	*	Craft Brewers Alliance, Inc	88
122,720	*	Darling International, Inc	1,829
70,011	e	Dean Foods Co	1,267
137,423		Dr Pepper Snapple Group, Inc	13,279
5,320	*	Farmer Bros Co	171
128,238		Flowers Foods, Inc	2,404
23,973		Fresh Del Monte Produce, Inc	1,305
15,781	*,e	Freshpet, Inc	147
440,990		General Mills, Inc	31,451
76,104	*	Hain Celestial Group, Inc	3,786
104,240		Hershey Co	11,830
198,483		Hormel Foods Corp	7,264
52,645		Ingredion, Inc	6,813
14,455	*,e	Inventure Foods, Inc	113
11,326		J&J Snack Foods Corp	1,351
85,788		J.M. Smucker Co	13,075
5,780		John B. Sanfilippo & Son, Inc	246
184,673		Kellogg Co	15,079
443,004		Kraft Heinz Co	39,197
14,003		Lancaster Colony Corp	1,787
19,323	*	Landec Corp	208
3,603	*	Lifeway Foods, Inc	35
8,386	e	Limoneira Co	148
85,901		McCormick & Co, Inc	9,163
137,192		Mead Johnson Nutrition Co	12,450
8,017		Mgp Ingredients, Inc	307
123,252		Molson Coors Brewing Co (Class B)	12,464
1,112,347		Mondelez International, Inc	50,623
110,478	*	Monster Beverage Corp	17,755
8,815	*	National Beverage Corp	554
15,084	*	Omega Protein Corp	302
1,075,424		PepsiCo, Inc	113,931
1,150,138		Philip Morris International, Inc	116,992
43,650	e	Pilgrim’s Pride Corp	1,112
85,273		Pinnacle Foods, Inc	3,947
44,414	*	Post Holdings, Inc	3,673
15,145	*	Primo Water	179
609,022		Reynolds American, Inc	32,845
14,731	e	Sanderson Farms, Inc	1,276
192	*	Seaboard Corp	551
5,451	*	Seneca Foods Corp	197
51,267		Snyder’s-Lance, Inc	1,737
14,223	*	Synutra International, Inc	54
14,407	e	Tootsie Roll Industries, Inc	555
40,589	*	TreeHouse Foods, Inc	4,166
4,760	*	Turning Point Brands, Inc	49
217,034		Tyson Foods, Inc (Class A)	14,496
16,609		Universal Corp	959
274

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
59,391	e	Vector Group Ltd	$1,332
128,932	*	WhiteWave Foods Co (Class A)	6,052
		TOTAL FOOD, BEVERAGE & TOBACCO	876,690

HEALTH CARE EQUIPMENT & SERVICES - 5.4%
5,996	*,e	AAC Holdings, Inc	137
16,624		Abaxis, Inc	785
1,101,154		Abbott Laboratories	43,286
30,796	*	Abiomed, Inc	3,366
52,869	*,e	Acadia Healthcare Co, Inc	2,929
58,290	*	Accuray, Inc	303
20,426		Aceto Corp	447
4,240	*	Addus HomeCare Corp	74
9,161	*,e	Adeptus Health, Inc	473
252,769		Aetna Inc	30,871
26,310	*,e	Air Methods Corp	943
63,974	*	Alere, Inc	2,666
57,604	*	Align Technology, Inc	4,640
133,589	*	Allscripts Healthcare Solutions, Inc	1,697
5,488	*	Almost Family, Inc	234
21,596	*	Amedisys, Inc	1,090
6,596	*,e	American Renal Associates Holdings, Inc	191
132,253		AmerisourceBergen Corp	10,490
34,893	*	AMN Healthcare Services, Inc	1,395
38,347	*	Amsurg Corp	2,973
9,253		Analogic Corp	735
18,523	*	Angiodynamics, Inc	266
10,943	*	Anika Therapeutics, Inc	587
194,418		Anthem, Inc	25,535
28,653	*,e	athenahealth, Inc	3,954
21,089	*	AtriCure, Inc	298
1,165		Atrion Corp	498
8,607	*,e	Avinger, Inc	103
18,090	*	AxoGen, Inc	124
54,958		Bard (C.R.), Inc	12,924
378,400		Baxter International, Inc	17,111
155,607		Becton Dickinson & Co	26,389
51,896	*,e	BioScrip, Inc	132
19,708	*	BioTelemetry, Inc	321
1,002,168	*	Boston Scientific Corp	23,421
135,933	*	Brookdale Senior Living, Inc	2,099
25,974		Cantel Medical Corp	1,785
21,051	*	Capital Senior Living Corp	372
242,655		Cardinal Health, Inc	18,929
23,626	*	Cardiovascular Systems, Inc	434
24,169	*,e	Castlight Health, Inc	96
124,149	*	Centene Corp	8,860
218,621	*	Cerner Corp	12,811
71,510	*,e	Cerus Corp	446
11,897		Chemed Corp	1,622
188,472		Cigna Corp	24,123
11,529	*	Civitas Solutions, Inc	240
87,364	*,e	Community Health Systems, Inc	1,053
8,700	e	Computer Programs & Systems, Inc	347
27,401	*,e	ConforMIS, Inc	192
275

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
20,631		Conmed Corp	$985
35,303		Cooper Cos, Inc	6,057
7,512	*	Corvel Corp	324
9,376	*	Cotiviti Holdings, Inc	198
22,090	*	Cross Country Healthcare, Inc	307
23,064		CryoLife, Inc	272
10,389	*	Cutera, Inc	116
16,811	*	Cynosure, Inc (Class A)	818
124,392	*	DaVita, Inc	9,618
178,595		DENTSPLY SIRONA, Inc	11,080
60,914	*	DexCom, Inc	4,832
31,033	*,e	Diplomat Pharmacy, Inc	1,086
159,040	*	Edwards Lifesciences Corp	15,861
59,131	*	Endologix, Inc	737
35,447		Ensign Group, Inc	745
3,873	*	Entellus Medical, Inc	71
137,365	*	Envision Healthcare Holdings, Inc	3,485
8,762	*	Evolent Health, Inc	168
7,074	*	Exactech, Inc	189
30,586	*	ExamWorks Group, Inc	1,066
470,005	*	Express Scripts Holding Co	35,626
28,070	*	Genesis Health Care, Inc	50
30,765	*,e	GenMark Diagnostics, Inc	268
12,233	*	Glaukos Corp	357
51,975	*	Globus Medical, Inc	1,239
38,562	*	Haemonetics Corp	1,118
35,247	*	Halyard Health, Inc	1,146
225,026	*	HCA Holdings, Inc	17,329
29,519	*	HealthEquity, Inc	897
65,205		Healthsouth Corp	2,531
18,780	*	HealthStream, Inc	498
23,599	*	Healthways, Inc	273
12,504	*,e	HeartWare International, Inc	722
59,318	*	Henry Schein, Inc	10,487
48,728		Hill-Rom Holdings, Inc	2,458
65,676	*	HMS Holdings Corp	1,157
207,113	*	Hologic, Inc	7,166
110,794		Humana, Inc	19,930
10,885	*	ICU Medical, Inc	1,227
69,037	*	Idexx Laboratories, Inc	6,411
11,555	*,e	Imprivata, Inc	162
112,213	*	IMS Health Holdings, Inc	2,846
11,764	*	Inogen Inc	589
43,464	*,e	Inovalon Holdings, Inc	783
41,898	*	Insulet Corp	1,267
22,691	*	Integer Holding Corp	702
22,370	*	Integra LifeSciences Holdings Corp	1,785
28,086	*	Intuitive Surgical, Inc	18,576
23,110		Invacare Corp	280
19,324	*,e	InVivo Therapeutics Holdings Corp	112
2,271	*,e	iRadimed Corp	49
5,587	*	IRIDEX Corp	83
18,489	*,e	K2M Group Holdings, Inc	287
61,383		Kindred Healthcare, Inc	693
72,759	*	Laboratory Corp of America Holdings	9,478
276

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
7,415		Landauer, Inc	$305
20,219	*	LDR Holding Corp	747
9,523		LeMaitre Vascular, Inc	136
9,839	*	LHC Group, Inc	426
29,927	*	LifePoint Hospitals, Inc	1,956
20,368	*	Magellan Health Services, Inc	1,340
32,545	*	Masimo Corp	1,709
167,194		McKesson Corp	31,207
40,806	*	Medidata Solutions, Inc	1,913
67,894	*	MEDNAX, Inc	4,918
1,044,324		Medtronic plc	90,616
31,965		Meridian Bioscience, Inc	623
32,366	*	Merit Medical Systems, Inc	642
31,755	*	Molina Healthcare, Inc	1,585
7,753		National Healthcare Corp	502
5,598		National Research Corp	77
24,197	*	Natus Medical, Inc	915
26,800	*	Neogen Corp	1,507
17,633	*,e	Nevro Corp	1,301
38,458	*,e	Nobilis Health Corp	86
37,361	*,e	Novocure Ltd	436
36,380	*	NuVasive, Inc	2,173
45,234	*	NxStage Medical, Inc	981
27,483	*	Omnicell, Inc	941
36,642	*	OraSure Technologies, Inc	217
14,876	*	Orthofix International NV	631
48,050		Owens & Minor, Inc	1,796
14,688	*,e	Oxford Immunotec Global plc	132
64,882		Patterson Cos, Inc	3,107
18,741	*	Penumbra, Inc	1,115
22,536	*	PharMerica Corp	556
33,991	*	Premier, Inc	1,111
16,396	*	Press Ganey Holdings, Inc	645
10,213	*	Providence Service Corp	458
37,773		Quality Systems, Inc	450
105,165		Quest Diagnostics, Inc	8,561
21,781	*	Quidel Corp	389
21,841	*	Quorum Health Corp	234
25,914	*	RadNet, Inc	138
104,174		Resmed, Inc	6,587
37,335	*,e	Rockwell Medical, Inc	283
38,631	*	RTI Biologics, Inc	139
9,993	*,e	Second Sight Medical Products, Inc	36
77,335	*	Select Medical Holdings Corp	841
21,089	*,e	Senseonics Holdings, Inc	83
30,482	*	Spectranetics Corp	570
208,009		St. Jude Medical, Inc	16,225
26,141	*,e	Staar Surgical Co	144
250,376		Stryker Corp	30,003
13,353	*,e	Surgery Partners, Inc	239
19,814	*	Surgical Care Affiliates, Inc	945
11,439	*	SurModics, Inc	269
7,474	*	Symmetry Surgical, Inc	98
13,125	*	Tandem Diabetes Care, Inc	99
52,951	*,e	Team Health Holdings, Inc	2,154
277

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
15,157	*,e	Teladoc, Inc	$243
32,425		Teleflex, Inc	5,749
59,665	*	Tenet Healthcare Corp	1,649
47,535	*,e	TransEnterix, Inc	58
18,039	*	Triple-S Management Corp (Class B)	441
698,049		UnitedHealth Group, Inc	98,564
42,895		Universal American Corp	325
63,572		Universal Health Services, Inc (Class B)	8,525
9,158		US Physical Therapy, Inc	551
2,349		Utah Medical Products, Inc	148
73,882	*	Varian Medical Systems, Inc	6,075
12,709	*	Vascular Solutions, Inc	529
57,774	*	VCA Antech, Inc	3,906
71,264	*,e	Veeva Systems, Inc	2,432
10,409	*,e	Veracyte, Inc	52
15,934	*	Vocera Communications, Inc	205
32,655	*	WellCare Health Plans, Inc	3,503
53,222		West Pharmaceutical Services, Inc	4,038
76,096	*	Wright Medical Group NV	1,322
25,871	*,e	Zeltiq Aesthetics, Inc	707
137,149		Zimmer Holdings, Inc	16,510
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	882,223

HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
323,551		Avon Products, Inc	1,223
4,290	*	Central Garden & Pet Co	98
24,471	*	Central Garden and Pet Co (Class A)	531
92,822		Church & Dwight Co, Inc	9,551
93,795		Clorox Co	12,980
646,015		Colgate-Palmolive Co	47,288
38,803	e	Coty, Inc	1,009
43,691		Edgewell Personal Care Co	3,688
18,991	*	Elizabeth Arden, Inc	261
46,250		Energizer Holdings, Inc	2,381
157,776		Estee Lauder Cos (Class A)	14,361
54,206	*,e	Herbalife Ltd	3,173
66,020	*	HRG Group, Inc	906
12,258		Inter Parfums, Inc	350
265,004		Kimberly-Clark Corp	36,433
4,694	*	Lifevantage Corp	64
8,647		Medifast, Inc	288
5,685	e	Natural Health Trends Corp	160
5,868		Nature’s Sunshine Products, Inc	56
40,942		Nu Skin Enterprises, Inc (Class A)	1,891
6,693	*	Nutraceutical International Corp	155
3,981		Oil-Dri Corp of America	138
6,476	e	Orchids Paper Products Co	230
1,984,296		Procter & Gamble Co	168,010
8,319	*	Revlon, Inc (Class A)	268
18,325	e	Spectrum Brands, Inc	2,186
4,308	*	USANA Health Sciences, Inc	480
10,350		WD-40 Co	1,216
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	309,375
278

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
INSURANCE - 4.0%
299,077		Aflac, Inc	$21,581
11,198	*	Alleghany Corp	6,154
65,031		Allied World Assurance Co Holdings Ltd	2,285
279,290		Allstate Corp	19,536
32,256	*	AMBAC Financial Group, Inc	531
59,335		American Equity Investment Life Holding Co	846
51,139		American Financial Group, Inc	3,781
825,690		American International Group, Inc	43,671
5,469		American National Insurance Co	619
13,468		Amerisafe, Inc	824
54,870		Amtrust Financial Services, Inc	1,344
195,580		Aon plc	21,363
92,386	*	Arch Capital Group Ltd	6,652
23,095		Argo Group International Holdings Ltd	1,199
130,135		Arthur J. Gallagher & Co	6,194
45,798		Aspen Insurance Holdings Ltd	2,124
45,888		Assurant, Inc	3,961
98,710		Assured Guaranty Ltd	2,504
8,461	*	Atlas Financial Holdings, Inc	146
67,951		Axis Capital Holdings Ltd	3,737
6,904		Baldwin & Lyons, Inc (Class B)	170
1,404,516	*	Berkshire Hathaway, Inc (Class B)	203,360
4,749	e	Blue Capital Reinsurance Holdings Ltd	88
86,667		Brown & Brown, Inc	3,247
344,091		Chubb Ltd	44,976
111,236		Cincinnati Financial Corp	8,330
32,879	*,e	Citizens, Inc (Class A)	250
19,762		CNA Financial Corp	621
132,357		Conseco, Inc	2,311
11,609		Crawford & Co (Class B)	99
7,812		Donegal Group, Inc (Class A)	129
13,558	*	eHealth, Inc	190
6,754		EMC Insurance Group, Inc	187
24,104		Employers Holdings, Inc	699
46,342		Endurance Specialty Holdings Ltd	3,112
6,955	*	Enstar Group Ltd	1,127
18,079		Erie Indemnity Co (Class A)	1,796
31,106		Everest Re Group Ltd	5,682
8,273		FBL Financial Group, Inc (Class A)	502
10,321		Federated National Holding Co	197
8,299		Fidelity & Guaranty Life	192
80,939		First American Financial Corp	3,255
194,828		FNF Group	7,306
368,772	*	Genworth Financial, Inc (Class A)	951
20,683	*	Greenlight Capital Re Ltd (Class A)	417
7,438	*	Hallmark Financial Services	86
31,429		Hanover Insurance Group, Inc	2,660
290,967		Hartford Financial Services Group, Inc	12,913
6,789	e	HCI Group, Inc	185
18,411		Heritage Insurance Holdings, Inc	220
29,606		Horace Mann Educators Corp	1,000
5,951		Independence Holding Co	107
8,975		Infinity Property & Casualty Corp	724
1,119		Investors Title Co	107
10,696		James River Group Holdings Ltd	363
279

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
32,110		Kemper Corp	$995
177,414		Lincoln National Corp	6,878
208,252		Loews Corp	8,557
43,759		Maiden Holdings Ltd	536
10,146	*	Markel Corp	9,667
387,869		Marsh & McLennan Cos, Inc	26,554
95,769	*	MBIA, Inc	654
20,342		Mercury General Corp	1,081
685,931		Metlife, Inc	27,321
35,673		National General Holdings Corp	764
6,453		National Interstate Corp	195
1,551		National Western Life Group, Inc	303
8,338		Navigators Group, Inc	767
179,656		Old Republic International Corp	3,466
17,609		OneBeacon Insurance Group Ltd (Class A)	243
6,329	*,e	Patriot National, Inc	52
40,061	e	Primerica, Inc	2,293
198,757		Principal Financial Group	8,171
41,338		ProAssurance Corp	2,214
434,063		Progressive Corp	14,541
329,057		Prudential Financial, Inc	23,475
47,454		Reinsurance Group of America, Inc (Class A)	4,603
33,807		RenaissanceRe Holdings Ltd	3,970
30,938		RLI Corp	2,128
11,093		Safety Insurance Group, Inc	683
42,211		Selective Insurance Group, Inc	1,613
11,039		State Auto Financial Corp	242
21,827		State National Cos, Inc	230
16,901		Stewart Information Services Corp	700
58,727	*	Third Point Reinsurance Ltd	688
88,177		Torchmark Corp	5,451
217,086		Travelers Cos, Inc	25,842
14,056	*,e	Trupanion, Inc	186
6,929	*	United America Indemnity Ltd	191
16,104		United Fire & Casualty Co	683
12,682		United Insurance Holdings Corp	208
22,242		Universal Insurance Holdings, Inc	413
176,533		UnumProvident Corp	5,612
55,625		Validus Holdings Ltd	2,703
71,089		W.R. Berkley Corp	4,260
3,672		White Mountains Insurance Group Ltd	3,092
205,883		XL Capital Ltd	6,858
		TOTAL INSURANCE	665,694

MATERIALS - 3.3%
22,177		A. Schulman, Inc	542
3,376		AEP Industries, Inc	272
16,379	*	AgroFresh Solutions, Inc	87
145,577		Air Products & Chemicals, Inc	20,678
168,607	*,e	AK Steel Holding Corp	786
83,129		Albemarle Corp	6,593
967,634		Alcoa, Inc	8,970
81,466	e	Allegheny Technologies, Inc	1,039
20,501		American Vanguard Corp	310
4,440		Ampco-Pittsburgh Corp	50
280

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
46,295		Aptargroup, Inc	$3,663
46,088		Ashland, Inc	5,290
66,121		Avery Dennison Corp	4,943
111,094	*	Axalta Coating Systems Ltd	2,947
52,910		Axiall Corp	1,725
23,190		Balchem Corp	1,383
102,049	e	Ball Corp	7,377
69,866		Bemis Co, Inc	3,597
89,719	*	Berry Plastics Group, Inc	3,486
29,817	*	Boise Cascade Co	684
45,418		Cabot Corp	2,074
39,299		Calgon Carbon Corp	517
34,250		Carpenter Technology Corp	1,128
109,510		Celanese Corp (Series A)	7,167
36,798	*,e	Century Aluminum Co	233
169,311		CF Industries Holdings, Inc	4,080
5,158		Chase Corp	305
133,935		Chemours Co	1,104
47,225	*	Chemtura	1,246
12,556	*	Clearwater Paper Corp	821
117,787	*,e	Cliffs Natural Resources, Inc	668
23,538	*	Codexis, Inc	95
112,040	*,e	Coeur Mining, Inc	1,194
85,866		Commercial Metals Co	1,451
25,270	e	Compass Minerals International, Inc	1,875
99,929	*	Crown Holdings, Inc	5,063
8,022		Deltic Timber Corp	539
47,043		Domtar Corp	1,647
828,876		Dow Chemical Co	41,203
34,706		Eagle Materials, Inc	2,678
109,907		Eastman Chemical Co	7,463
193,848		Ecolab, Inc	22,990
650,748		EI du Pont de Nemours & Co	42,168
55,318	*	Ferro Corp	740
47,286		Ferroglobe plc	407
40,724	*,e	Flotek Industries, Inc	538
98,927		FMC Corp	4,581
929,728		Freeport-McMoRan Copper & Gold, Inc (Class B)	10,357
17,819		FutureFuel Corp	194
52,340	*	GCP Applied Technologies, Inc	1,363
39,231	*	Gold Resource Corp	141
236,879		Graphic Packaging Holding Co	2,970
22,699		Greif, Inc (Class A)	846
37,440		H.B. Fuller Co	1,647
1,617	*	Handy & Harman Ltd	42
7,923		Hawkins, Inc	344
9,402		Haynes International, Inc	302
54,162	*	Headwaters, Inc	972
266,380	e	Hecla Mining Co	1,359
146,965		Huntsman Corp	1,977
32,193	*	Ingevity Corp	1,096
15,371		Innophos Holdings, Inc	649
18,027		Innospec, Inc	829
59,224		International Flavors & Fragrances, Inc	7,466
304,905		International Paper Co	12,922
281

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
13,103		Kaiser Aluminum Corp	$1,185
62,146		Kapstone Paper and Packaging Corp	809
7,156		KMG Chemicals, Inc	186
15,231	*	Koppers Holdings, Inc	468
21,628	*	Kraton Polymers LLC	604
14,288	e	Kronos Worldwide, Inc	75
104,108	*	Louisiana-Pacific Corp	1,806
13,887	*,e	LSB Industries, Inc	168
253,801		LyondellBasell Industries AF S.C.A	18,888
47,207		Martin Marietta Materials, Inc	9,064
14,781		Materion Corp	366
25,740		Minerals Technologies, Inc	1,462
323,697		Monsanto Co	33,473
257,110		Mosaic Co	6,731
15,401	*	Multi Packaging Solutions International Ltd	206
18,118		Myers Industries, Inc	261
12,153		Neenah Paper, Inc	879
5,473		NewMarket Corp	2,268
394,982		Newmont Mining Corp	15,452
236,068		Nucor Corp	11,664
121,769		Olin Corp	3,025
6,559		Olympic Steel, Inc	179
32,453	*	Omnova Solutions, Inc	235
119,497	*	Owens-Illinois, Inc	2,152
69,449		Packaging Corp of America	4,648
32,454		PH Glatfelter Co	635
104,607	*,e	Platform Specialty Products Corp	929
61,942		PolyOne Corp	2,183
197,219		PPG Industries, Inc	20,540
212,370		Praxair, Inc	23,868
9,804		Quaker Chemical Corp	875
31,957		Rayonier Advanced Materials, Inc	434
18,294	*	Real Industry, Inc	142
51,675		Reliance Steel & Aluminum Co	3,974
48,353		Royal Gold, Inc	3,482
96,743		RPM International, Inc	4,832
8,418	*	Ryerson Holding Corp	147
19,399		Schnitzer Steel Industries, Inc (Class A)	341
22,501		Schweitzer-Mauduit International, Inc	794
33,262		Scotts Miracle-Gro Co (Class A)	2,325
145,870		Sealed Air Corp	6,706
32,785		Sensient Technologies Corp	2,329
59,894		Sherwin-Williams Co	17,589
30,199		Silgan Holdings, Inc	1,554
73,849		Sonoco Products Co	3,667
62,159	e	Southern Copper Corp (NY)	1,677
174,027		Steel Dynamics, Inc	4,264
13,671		Stepan Co	814
90,832	*	Stillwater Mining Co	1,077
35,682	*	Summit Materials, Inc	730
48,451		SunCoke Energy, Inc	282
207,904		Tahoe Resources, Inc	3,112
29,755		TimkenSteel Corp	286
15,246	*	Trecora Resources	159
19,671		Tredegar Corp	317
282

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
15,483	*	Trinseo S.A.	$665
46,070	e	Tronox Ltd	203
2,124	*	UFP Technologies, Inc	48
1,357		United States Lime & Minerals, Inc	80
101,053	e	United States Steel Corp	1,704
10,188	*	US Concrete, Inc	621
58,312		Valspar Corp	6,299
98,368		Vulcan Materials Co	11,840
28,083		Westlake Chemical Corp	1,205
185,895		WestRock Co	7,226
33,320	*	Worthington Industries, Inc	1,409
52,361		WR Grace & Co	3,833
		TOTAL MATERIALS	535,324

MEDIA - 3.0%
16,000		AMC Entertainment Holdings, Inc	442
44,802	*	AMC Networks, Inc	2,707
2,614		Cable One, Inc	1,337
17,686	*	Carmike Cinemas, Inc	533
300,085		CBS Corp (Class B)	16,337
57,360	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	121
151,238	*	Charter Communications, Inc	34,579
78,739		Cinemark Holdings, Inc	2,871
28,047		Clear Channel Outdoor Holdings, Inc (Class A)	174
1,794,423		Comcast Corp (Class A)	116,978
772	*,e	Daily Journal Corp	183
111,235	*,e	Discovery Communications, Inc (Class A)	2,806
174,955	*	Discovery Communications, Inc (Class C)	4,173
160,944	*	DISH Network Corp (Class A)	8,433
56,592	*	DreamWorks Animation SKG, Inc (Class A)	2,313
18,269		Entercom Communications Corp (Class A)	248
50,932		Entravision Communications Corp (Class A)	342
8,292	*,e	Eros International plc	135
44,238		EW Scripps Co (Class A)	701
86,657		Gannett Co, Inc	1,197
34,321	*,e	Global Eagle Entertainment, Inc	228
46,930	*	Gray Television, Inc	509
6,780	*,e	Hemisphere Media Group, Inc	80
43,669	*	Imax Corp	1,287
305,436		Interpublic Group of Cos, Inc	7,056
33,017		John Wiley & Sons, Inc (Class A)	1,723
7,655	*,e	Liberty Braves Group (Class A)	115
25,374	*,e	Liberty Braves Group (Class C)	372
19,204	*	Liberty Broadband Corp (Class A)	1,141
66,950	*	Liberty Broadband Corp (Class C)	4,017
19,139	*	Liberty Media Group (Class A)	366
33,752	*,e	Liberty Media Group (Class C)	640
67,298	*	Liberty SiriusXM Group (Class A)	2,110
135,948	*	Liberty SiriusXM Group (Class C)	4,197
70,064	e	Lions Gate Entertainment Corp	1,417
108,249	*	Live Nation, Inc	2,544
9,932	*	Loral Space & Communications, Inc	350
15,311	*	Madison Square Garden Co	2,641
37,799	e	MDC Partners, Inc	691
80,085	*	Media General, Inc	1,377
283

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
26,535		Meredith Corp	$1,377
45,934	*	MSG Networks, Inc	705
46,358		National CineMedia, Inc	718
29,023		New Media Investment Group, Inc	524
92,052		New York Times Co (Class A)	1,114
283,916		News Corp	3,222
86,319		News Corp (Class B)	1,007
23,355	e	Nexstar Broadcasting Group, Inc (Class A)	1,111
175,351		Omnicom Group, Inc	14,289
15,910	*	Radio One, Inc	51
12,373	*	Reading International, Inc	155
60,087	e	Regal Entertainment Group (Class A)	1,324
3,654		Saga Communications, Inc	145
19,984		Scholastic Corp	792
61,043		Scripps Networks Interactive (Class A)	3,801
49,336		Sinclair Broadcast Group, Inc (Class A)	1,473
1,321,277	*,e	Sirius XM Holdings, Inc	5,219
63,623	*	Starz-Liberty Capital	1,904
161,282		TEGNA, Inc	3,737
227,373		Thomson Corp	9,190
585,391		Time Warner, Inc	43,050
81,058		Time, Inc	1,334
5,104	*	Townsquare Media, Inc	40
57,786		Tribune Co	2,264
19,202	*	tronc, Inc	265
808,385		Twenty-First Century Fox, Inc	21,867
357,708		Twenty-First Century Fox, Inc (Class B)	9,748
7,706		Viacom, Inc	358
256,908		Viacom, Inc (Class B)	10,654
1,208,288		Walt Disney Co	118,195
27,047	e	World Wrestling Entertainment, Inc (Class A)	498
		TOTAL MEDIA	489,602

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.7%
1,211,353		AbbVie, Inc	74,995
66,244	*,e	Acadia Pharmaceuticals, Inc	2,150
16,937	*,e	Accelerate Diagnostics, Inc	244
20,273	*	Acceleron Pharma, Inc	689
28,364	*,e	AcelRx Pharmaceuticals, Inc	76
86,253	*	Achillion Pharmaceuticals, Inc	673
6,392	*	Aclaris Therapeutics, Inc	118
31,389	*	Acorda Therapeutics, Inc	801
12,735	*,e	Adamas Pharmaceuticals, Inc	193
26,641	*,e	Aduro Biotech, Inc	301
22,408	*,e	Advaxis, Inc	181
14,848	*	Adverum Biotechnologies, Inc	47
17,596	*	Aerie Pharmaceuticals, Inc	310
56,789	*,e	Agenus, Inc	230
7,692	*,e	Agile Therapeutics, Inc	59
246,217		Agilent Technologies, Inc	10,922
20,983	*,e	Agios Pharmaceuticals, Inc	879
19,631	*,e	Aimmune Therapeutics, Inc	212
26,366	*,e	Akebia Therapeutics, Inc	197
62,292	*	Akorn, Inc	1,774
17,375	*,e	Albany Molecular Research, Inc	234
284

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
33,564	*,e	Alder Biopharmaceuticals, Inc	$838
161,444	*	Alexion Pharmaceuticals, Inc	18,850
109,475	*	Alkermes plc	4,732
294,259	*	Allergan plc	68,000
54,942	*	Alnylam Pharmaceuticals, Inc	3,049
25,493	*,e	AMAG Pharmaceuticals, Inc	610
559,399		Amgen, Inc	85,112
93,275	*	Amicus Therapeutics, Inc	509
25,774	*	Amphastar Pharmaceuticals, Inc	415
34,224	*,e	Ampio Pharmaceuticals, Inc	44
23,093	*,e	Anavex Life Sciences Corp	141
5,767	*,e	ANI Pharmaceuticals, Inc	322
26,005	*,e	Anthera Pharmaceuticals, Inc	80
9,076	*	Applied Genetic Technologies Corp	128
22,162	*,e	Aratana Therapeutics, Inc	140
16,020	*,e	Ardelyx, Inc	140
179,094	*,e	Arena Pharmaceuticals, Inc	306
8,722	*,e	Argos Therapeutics, Inc	53
124,166	*,e	Ariad Pharmaceuticals, Inc	918
103,770	*,e	Array Biopharma, Inc	369
39,456	*,e	Arrowhead Research Corp	210
17,138	*,e	Asterias Biotherapeutics, Inc	41
17,368	*,e	Atara Biotherapeutics, Inc	391
52,762	*,e	Athersys, Inc	115
3,387	*	Avexis, Inc	129
18,230	*	Axovant Sciences Ltd	234
7,312	*,e	Axsome Therapeutics, Inc	55
15,642	*,e	Bellicum Pharmaceuticals, Inc	203
53,741	*	BioCryst Pharmaceuticals, Inc	153
163,918	*	Biogen Idec, Inc	39,639
120,472	*	BioMarin Pharmaceutical, Inc	9,373
59,746	*,e	Bio-Path Holdings, Inc	119
15,517	*	Bio-Rad Laboratories, Inc (Class A)	2,219
3,856	*	Biospecifics Technologies Corp	154
28,168		Bio-Techne Corp	3,177
37,736	*,e	BioTime, Inc	99
27,414	*,e	Bluebird Bio, Inc	1,187
14,832	*	Blueprint Medicines Corp	300
1,237,854		Bristol-Myers Squibb Co	91,044
83,145		Bruker BioSciences Corp	1,891
23,380	*	Cambrex Corp	1,209
12,327	*,e	Cara Therapeutics Inc	59
61,808	*	Catalent, Inc	1,421
21,040	*	Celator Pharmaceuticals, Inc	635
575,360	*	Celgene Corp	56,748
73,063	*,e	Celldex Therapeutics, Inc	321
7,210	*,e	Cellular Biomedicine Group, Inc	86
30,752	*,e	Cempra, Inc	507
52,661	*	Cepheid, Inc	1,619
35,378	*	Charles River Laboratories International, Inc	2,917
18,304	*,e	ChemoCentryx, Inc	82
30,594	*	Chimerix, Inc	120
21,144	*,e	ChromaDex Corp	88
8,028	*,e	Cidara Therapeutics, Inc	83
23,470	*,e	Clovis Oncology, Inc	322
285

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
21,791	*,e	Coherus Biosciences, Inc	$368
9,867	*,e	Collegium Pharmaceutical, Inc	117
11,239	*	Concert Pharmaceuticals Inc	126
54,169	*,e	Corcept Therapeutics, Inc	296
84,568	*	Curis, Inc	132
25,879	*,e	Cytokinetics, Inc	246
15,216	*	CytomX Therapeutics, Inc	155
41,833	*,e	CytRx Corp	93
44,278	*,e	Depomed, Inc	869
15,253	*	Dermira, Inc	446
8,535	*,e	Dimension Therapeutics, Inc	51
84,059	*	Durect Corp	103
28,486	*,e	Dynavax Technologies Corp	415
6,368	*,e	Eagle Pharmaceuticals, Inc	247
12,202	*,e	Edge Therapeutics, Inc	123
5,311	*	Editas Medicine, Inc	130
17,506	*	Egalet Corp	87
2,424	*,e	Eiger BioPharmaceuticals, Inc	48
721,760		Eli Lilly & Co	56,839
24,015	*	Emergent Biosolutions, Inc	675
11,786	*	Enanta Pharmaceuticals, Inc	260
152,236	*	Endo International plc	2,373
33,769	*,e	Endocyte, Inc	108
27,058	*	Enzo Biochem, Inc	162
29,818	*,e	Epizyme, Inc	305
9,694	*,e	Esperion Thereapeutics, Inc	96
71,707	*,e	Exact Sciences Corp	878
165,185	*,e	Exelixis, Inc	1,290
38,418	*	FibroGen, Inc	630
19,800	*	Five Prime Therapeutics, Inc	819
7,262	*,e	Flex Pharma, Inc	74
14,188	*,e	Flexion Therapeutics Inc	212
20,851	*,e	Fluidigm Corp	188
24,951	*,e	Fortress Biotech, Inc	67
8,878	*,e	Foundation Medicine, Inc	166
129,522	*,e	Galena Biopharma, Inc	60
12,920	*	Genomic Health, Inc	335
114,325	*,e	Geron Corp	306
989,254		Gilead Sciences, Inc	82,524
10,061	*,e	Global Blood Therapeutics, Inc	167
7,728	*	GlycoMimetics Inc	56
79,065	*,e	Halozyme Therapeutics, Inc	682
23,400	*,e	Heron Therapeutics, Inc	422
4,132	*	Heska Corp	154
118,653	*,e	Horizon Pharma plc	1,954
62,986	*,e	Idera Pharmaceuticals, Inc	96
22,215	*	Ignyta, Inc	120
106,890	*	Illumina, Inc	15,005
8,484	*,e	Immune Design Corp	69
65,469	*,e	Immunogen, Inc	202
69,521	*,e	Immunomedics, Inc	161
53,162	*	Impax Laboratories, Inc	1,532
30,663	*	INC Research Holdings, Inc	1,169
120,847	*	Incyte Corp	9,665
36,466	*	Infinity Pharmaceuticals, Inc	49
286

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
63,139	e	Innoviva, Inc	$665
13,739	*	Inotek Pharmaceuticals Corp	102
49,160	*,e	Inovio Pharmaceuticals, Inc	454
45,452	*	Insmed, Inc	448
17,481	*,e	Insys Therapeutics, Inc	226
4,943	*,e	Intellia Therapeutics, Inc	106
12,146	*,e	Intercept Pharmaceuticals, Inc	1,733
18,642	*,e	Intersect ENT, Inc	241
25,348	*,e	Intra-Cellular Therapies, Inc	984
41,392	*,e	Intrexon Corp	1,019
15,922	*,e	Invitae Corp	118
89,084	*,e	Ionis Pharmaceuticals, Inc	2,075
95,014	*,e	Ironwood Pharmaceuticals, Inc	1,242
2,039,744		Johnson & Johnson	247,421
46,335	*,e	Juno Therapeutics, Inc	1,781
17,078	*,e	Karyopharm Therapeutics, Inc	115
59,203	*,e	Keryx Biopharmaceuticals, Inc	392
28,782	*,e	Kite Pharma, Inc	1,439
8,512	*,e	La Jolla Pharmaceutical Co	136
19,506	*,e	Lannett Co, Inc	464
30,110	*,e	Lexicon Pharmaceuticals, Inc	432
13,029	*,e	Ligand Pharmaceuticals, Inc (Class B)	1,554
34,093	*,e	Lion Biotechnologies, Inc	276
11,696	*,e	Lipocine, Inc	36
9,258	*,e	Loxo Oncology, Inc	215
31,134	*	Luminex Corp	630
23,459	*	MacroGenics, Inc	633
81,217	*	Mallinckrodt plc	4,936
233,256	*	MannKind Corp	271
18,157	*	Medgenics, Inc	101
49,764	*,e	Medicines Co	1,674
22,034	*,e	MediciNova, Inc	166
118,165	*	Medivation, Inc	7,125
2,063,097		Merck & Co, Inc	118,855
90,592	*,e	Merrimack Pharmaceuticals, Inc	488
19,507	*	Mettler-Toledo International, Inc	7,119
79,969	*,e	MiMedx Group, Inc	638
12,264	*,e	Minerva Neurosciences, Inc	125
7,201	*,e	Mirati Therapeutics, Inc	39
44,870	*	Momenta Pharmaceuticals, Inc	485
320,159	*	Mylan NV	13,844
8,608	*	MyoKardia, Inc	107
51,524	*,e	Myriad Genetics, Inc	1,577
10,862	*,e	NanoString Technologies, Inc	137
12,660	*,e	NantKwest, Inc	79
19,889	*,e	Natera, Inc	240
96,260	*	Nektar Therapeutics	1,370
38,546	*	NeoGenomics, Inc	310
10,102	*,e	Neos Therapeutics, Inc	94
63,342	*	Neurocrine Biosciences, Inc	2,879
14,869	*,e	NewLink Genetics Corp	167
197,815	*,e	Novavax, Inc	1,438
9,516	*,e	Ocular Therapeutix, Inc	47
26,874	*,e	Omeros Corp	283
12,341	*,e	OncoMed Pharmaceuticals, Inc	152
287

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
22,405	*	Ophthotech Corp	$1,143
238,337	*,e	Opko Health, Inc	2,226
60,008	*,e	Organovo Holdings, Inc	223
12,630	e	Osiris Therapeutics, Inc	64
18,209	*,e	Otonomy, Inc	289
17,337	*,e	OvaScience, Inc	90
55,440	*,e	Pacific Biosciences of California, Inc	390
27,071	*	Pacira Pharmaceuticals, Inc	913
9,271		Paratek Pharmaceuticals, Inc	129
40,956	*	Parexel International Corp	2,575
120,653	e	PDL BioPharma, Inc	379
80,589		PerkinElmer, Inc	4,224
102,293		Perrigo Co plc	9,275
12,158	*	Pfenex, Inc	102
4,474,747		Pfizer, Inc	157,556
43,415	*	PharmAthene, Inc	106
12,927		Phibro Animal Health Corp	241
36,240	*	Portola Pharmaceuticals, Inc	855
14,756	*	PRA Health Sciences, Inc	616
38,233	*	Prestige Brands Holdings, Inc	2,118
51,583	*,e	Progenics Pharmaceuticals, Inc	218
5,062	*,e	Proteostasis Therapeutics, Inc	61
25,750	*,e	Prothena Corp plc	900
25,096	*,e	PTC Therapeutics, Inc	176
18,465	*,e	Puma Biotechnology, Inc	550
173,674	*	Qiagen NV (NASDAQ)	3,788
61,215	*	Quintiles Transnational Holdings, Inc	3,999
23,135	*,e	Radius Health, Inc	850
59,500	*	Raptor Pharmaceutical Corp	320
4,072	*	Reata Pharmaceuticals, Inc	80
58,043	*	Regeneron Pharmaceuticals, Inc	20,270
15,571	*,e	REGENXBIO, Inc	125
29,873	*,e	Regulus Therapeutics, Inc	86
27,773	*,e	Relypsa, Inc	514
23,464	*	Repligen Corp	642
25,726	*,e	Retrophin, Inc	458
15,494	*,e	Revance Therapeutics, Inc	211
66,996	*	Rigel Pharmaceuticals, Inc	149
19,717	*,e	Sage Therapeutics, Inc	594
16,776	*	Sagent Pharmaceuticals	251
52,234	*,e	Sangamo Biosciences, Inc	302
30,737	*,e	Sarepta Therapeutics, Inc	586
38,141	*	Sciclone Pharmaceuticals, Inc	498
71,265	*,e	Seattle Genetics, Inc	2,880
13,345	*,e	Seres Therapeutics, Inc	388
20,814	*,e	Sorrento Therapeutics, Inc	117
12,588	*,e	Spark Therapeutics, Inc	644
47,540	*	Spectrum Pharmaceuticals, Inc	312
12,168	*,e	Stemline Therapeutics, Inc	82
18,349	*	Sucampo Pharmaceuticals, Inc (Class A)	201
34,621	*	Supernus Pharmaceuticals, Inc	705
2,800	*	Syndax Pharmaceuticals, Inc	28
131,372	*,e	Synergy Pharmaceuticals, Inc	499
54,879	*,e	Synthetic Biologics, Inc	99
7,419	*,e	T2 Biosystems, Inc	59
288

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
29,885	*,e	Teligent, Inc	$213
17,895	*,e	TESARO, Inc	1,504
26,726	*	Tetraphase Pharmaceuticals, Inc	115
26,551	*,e	TG Therapeutics, Inc	161
98,667	*,e	TherapeuticsMD, Inc	839
26,724	*,e	Theravance Biopharma, Inc	606
290,044		Thermo Electron Corp	42,857
13,797	*	Titan Pharmaceuticals, Inc	75
6,981	*,e	Tobira Therapeutics, Inc	88
7,534	*,e	Tokai Pharmaceuticals, Inc	42
32,080	*	Trevena, Inc	202
17,931	*,e	Trovagene, Inc	81
26,573	*,e	Ultragenyx Pharmaceutical, Inc	1,300
33,862	*	United Therapeutics Corp	3,587
26,593	*	Vanda Pharmaceuticals, Inc	298
20,135	*,e	Versartis, Inc	223
183,082	*	Vertex Pharmaceuticals, Inc	15,749
18,858	*,e	Vitae Pharmaceuticals, Inc	204
16,565	*,e	Vital Therapies, Inc	103
8,673	*,e	Voyager Therapeutics, Inc	95
57,722	*	VWR Corp	1,668
57,060	*	Waters Corp	8,026
5,620	*	WaVe Life Sciences Pte Ltd	116
8,356	*,e	XBiotech, Inc	175
23,768	*	Xencor Inc	451
42,869	*	Xenoport, Inc	302
12,439	*	Zafgen, Inc	75
90,754	*,e	ZIOPHARM Oncology, Inc	498
338,766		Zoetis Inc	16,078
14,763	*	Zogenix, Inc	119
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,431,602

REAL ESTATE - 4.7%
52,319		Acadia Realty Trust	1,858
21,134		AG Mortgage Investment Trust	305
16,903		Agree Realty Corp	815
36,954		Alexander & Baldwin, Inc	1,336
1,574		Alexander’s, Inc	644
54,203		Alexandria Real Estate Equities, Inc	5,611
8,343	*,e	Altisource Portfolio Solutions S.A.	232
42,959	e	Altisource Residential Corp	395
28,646		American Assets Trust,Inc	1,216
96,842		American Campus Communities, Inc	5,120
246,292		American Capital Agency Corp	4,882
34,047		American Capital Mortgage, Inc	538
130,151		American Homes 4 Rent	2,665
313,595		American Tower Corp	35,628
664,625		Annaly Capital Management, Inc	7,357
70,479		Anworth Mortgage Asset Corp	331
115,722		Apartment Investment & Management Co (Class A)	5,110
41,641	e	Apollo Commercial Real Estate Finance, Inc	669
130,404	e	Apple Hospitality REIT, Inc	2,453
22,112		Ares Commercial Real Estate Corp	272
22,700		Armada Hoffler Properties, Inc	312
28,906	e	ARMOUR Residential REIT, Inc	578
289

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
20,771		Ashford Hospitality Prime, Inc	$294
61,750		Ashford Hospitality Trust, Inc	332
7,072	*,e	AV Homes, Inc	86
101,923		AvalonBay Communities, Inc	18,386
13,459	e	Bluerock Residential Growth REIT, Inc	175
113,963		Boston Properties, Inc	15,032
127,370		Brandywine Realty Trust	2,140
141,963		Brixmor Property Group, Inc	3,756
64,335		Camden Property Trust	5,689
71,072		Capstead Mortgage Corp	689
61,176		Care Capital Properties, Inc	1,603
42,178		CareTrust REIT, Inc	581
29,192		CatchMark Timber Trust Inc	357
124,137		CBL & Associates Properties, Inc	1,156
222,671	*	CBRE Group, Inc	5,896
62,949		Cedar Realty Trust, Inc	468
28,285		Chatham Lodging Trust	622
44,088		Chesapeake Lodging Trust	1,025
130,009		Chimera Investment Corp	2,041
13,323	*	City Office REIT, Inc	173
80,158	e	Colony Financial, Inc	1,230
47,997	e	Colony Starwood Homes	1,460
92,725		Columbia Property Trust, Inc	1,984
90,140		Communications Sales & Leasing, Inc	2,605
9,586		Community Healthcare Trust, Inc	203
3,235	e	Consolidated-Tomoka Land Co	154
5,827	e	CorEnergy Infrastructure Trust, Inc	168
24,799		Coresite Realty	2,199
69,853		Corporate Office Properties Trust	2,066
86,682		Corrections Corp of America	3,036
152,535		Cousins Properties, Inc	1,586
249,922		Crown Castle International Corp	25,350
131,589		CubeSmart	4,063
54,639		CyrusOne, Inc	3,041
112,419		CYS Investments, Inc	941
65,501		DCT Industrial Trust, Inc	3,147
227,125		DDR Corp	4,120
148,119		DiamondRock Hospitality Co	1,338
109,102	e	Digital Realty Trust, Inc	11,891
104,001		Douglas Emmett, Inc	3,694
256,864		Duke Realty Corp	6,848
55,010		DuPont Fabros Technology, Inc	2,615
33,323		Dynex Capital, Inc	231
17,274		Easterly Government Properties, Inc	341
23,492		EastGroup Properties, Inc	1,619
48,917		Education Realty Trust, Inc	2,257
89,883		Empire State Realty Trust, Inc	1,707
46,901		Entertainment Properties Trust	3,784
51,436		Equinix, Inc	19,943
93,132	*	Equity Commonwealth	2,713
61,216		Equity Lifestyle Properties, Inc	4,900
67,836		Equity One, Inc	2,183
269,127		Equity Residential	18,537
48,297		Essex Property Trust, Inc	11,016
89,496		Extra Space Storage, Inc	8,282
290

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
8,777	e	Farmland Partners, Inc	$99
52,442		Federal Realty Investment Trust	8,682
100,810		FelCor Lodging Trust, Inc	628
82,257		First Industrial Realty Trust, Inc	2,288
42,783		First Potomac Realty Trust	394
169,880		Forest City Realty Trust, Inc	3,790
25,631	*,e	Forestar Group, Inc	305
44,705		Four Corners Property Trust, Inc	920
72,511		Franklin Street Properties Corp	890
4,942	*	FRP Holdings, Inc	171
138,908		Gaming and Leisure Properties, Inc	4,790
427,695		General Growth Properties, Inc	12,754
54,016		Geo Group, Inc	1,846
18,198		Getty Realty Corp	390
15,436		Gladstone Commercial Corp	261
125,237	*,e	Global Net Lease, Inc	996
51,670	e	Government Properties Income Trust	1,192
309,774		Gramercy Property Trust	2,856
3,738		Great Ajax Corp	52
26,910		Hannon Armstrong Sustainable Infrastructure Capital, Inc	581
72,018		Hatteras Financial Corp	1,181
347,379		HCP, Inc	12,290
76,928		Healthcare Realty Trust, Inc	2,692
100,396		Healthcare Trust of America, Inc	3,247
36,742		Hersha Hospitality Trust	630
71,216		Highwoods Properties, Inc	3,760
110,912		Hospitality Properties Trust	3,194
546,603		Host Marriott Corp	8,860
26,825	*	Howard Hughes Corp	3,067
54,955		Hudson Pacific Properties	1,604
29,912		Independence Realty Trust, Inc	245
88,593		Invesco Mortgage Capital, Inc	1,213
90,609		Investors Real Estate Trust	586
192,234		Iron Mountain, Inc	7,657
53,599	*	iStar Financial, Inc	514
33,300		Jones Lang LaSalle, Inc	3,245
61,074		Kennedy-Wilson Holdings, Inc	1,158
67,058		Kilroy Realty Corp	4,445
305,650		Kimco Realty Corp	9,591
60,886		Kite Realty Group Trust	1,707
28,136		Ladder Capital Corp	343
60,834		Lamar Advertising Co	4,033
78,833		LaSalle Hotel Properties	1,859
162,758		Lexington Realty Trust	1,645
109,119		Liberty Property Trust	4,334
27,155		LTC Properties, Inc	1,405
110,934		Macerich Co	9,473
67,066		Mack-Cali Realty Corp	1,811
9,904	*	Marcus & Millichap, Inc	252
174,514		Medical Properties Trust, Inc	2,654
277,088		MFA Mortgage Investments, Inc	2,014
55,794		Mid-America Apartment Communities, Inc	5,936
46,125		Monmouth Real Estate Investment Corp (Class A)	612
121,396		Monogram Residential Trust, Inc	1,239
27,658		National Health Investors, Inc	2,077
291

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
106,194		National Retail Properties, Inc	$5,492
17,361		National Storage Affiliates Trust	361
145,076	e	New Residential Investment Corp	2,008
55,714		New Senior Investment Group, Inc	595
72,745	e	New York Mortgage Trust, Inc	444
124,499		New York REIT, Inc	1,152
14,395		NexPoint Residential Trust, Inc	262
42,262		NorthStar Realty Europe Corp	391
126,786		NorthStar Realty Finance Corp	1,449
136,847		Omega Healthcare Investors, Inc	4,646
9,027		One Liberty Properties, Inc	215
15,520	e	Orchid Island Capital, Inc	160
101,625		Outfront Media, Inc	2,456
6,966	e	Owens Realty Mortgage, Inc	116
133,994		Paramount Group, Inc	2,136
59,009		Parkway Properties, Inc	987
53,141	e	Pebblebrook Hotel Trust	1,395
52,388	e	Pennsylvania REIT	1,124
49,860		Pennymac Mortgage Investment Trust	809
99,449		Physicians Realty Trust	2,089
107,121		Piedmont Office Realty Trust, Inc	2,307
40,153		Post Properties, Inc	2,451
30,172		Potlatch Corp	1,029
16,337		Preferred Apartment Communities, Inc	240
388,040		Prologis, Inc	19,029
14,667		PS Business Parks, Inc	1,556
109,722		Public Storage, Inc	28,044
34,553		QTS Realty Trust, Inc	1,934
62,959		RAIT Investment Trust	197
57,913		Ramco-Gershenson Properties	1,136
92,432		Rayonier, Inc	2,425
13,117		Re/Max Holdings, Inc	528
108,646	*	Realogy Holdings Corp	3,153
191,583		Realty Income Corp	13,288
56,629		Redwood Trust, Inc	782
71,394		Regency Centers Corp	5,978
22,197	e	Resource Capital Corp	285
73,323		Retail Opportunities Investment Corp	1,589
173,060		Retail Properties of America, Inc	2,925
48,113		Rexford Industrial Realty, Inc	1,015
90,156		RLJ Lodging Trust	1,934
5,123		RMR Group, Inc	159
27,910		Rouse Properties, Inc	509
32,495		Ryman Hospitality Properties	1,646
47,769		Sabra Healthcare REIT, Inc	986
6,582		Saul Centers, Inc	406
45,730		Select Income REIT	1,189
174,669		Senior Housing Properties Trust	3,638
18,501	e	Seritage Growth Properties	922
28,907		Silver Bay Realty Trust Corp	492
230,221		Simon Property Group, Inc	49,935
73,589		SL Green Realty Corp	7,835
33,914		Sovran Self Storage, Inc	3,558
354,302		Spirit Realty Capital, Inc	4,524
39,283	*,e	St. Joe Co	696
292

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
50,811	*	STAG Industrial, Inc	$1,210
173,444		Starwood Property Trust, Inc	3,594
112,095		STORE Capital Corp	3,301
4,495	*	Stratus Properties, Inc	84
65,192		Summit Hotel Properties, Inc	863
46,368		Sun Communities, Inc	3,554
158,957		Sunstone Hotel Investors, Inc	1,919
70,998		Tanger Factory Outlet Centers, Inc	2,853
43,997		Taubman Centers, Inc	3,265
10,268	*	Tejon Ranch Co	243
31,885		Terreno Realty Corp	825
34,663	e	Tier REIT, Inc	531
13,643	*	Trinity Place Holdings, Inc	105
257,463		Two Harbors Investment Corp	2,204
197,090		UDR, Inc	7,277
15,857		UMH Properties, Inc	178
22,512	e,m	United Development Funding IV	72
9,264		Universal Health Realty Income Trust	530
66,647		Urban Edge Properties	1,990
20,808		Urstadt Biddle Properties, Inc (Class A)	516
251,154		Ventas, Inc	18,289
672,745		VEREIT, Inc	6,822
132,088		Vornado Realty Trust	13,225
50,804		Washington REIT	1,598
86,814		Weingarten Realty Investors	3,544
265,618		Welltower, Inc	20,232
28,538	e	Western Asset Mortgage Capital Corp	268
548,600		Weyerhaeuser Co	16,332
19,472		Whitestone REIT	294
76,656		WP Carey, Inc	5,321
139,812		WP GLIMCHER, Inc	1,565
79,064		Xenia Hotels & Resorts, Inc	1,327
		TOTAL REAL ESTATE	775,076

RETAILING - 5.0%
18,290	*	1-800-FLOWERS.COM, Inc (Class A)	165
48,207		Aaron’s, Inc	1,055
51,631		Abercrombie & Fitch Co (Class A)	920
52,604		Advance Auto Parts, Inc	8,502
289,647	*	Amazon.com, Inc	207,277
122,461	e	American Eagle Outfitters, Inc	1,951
6,968	*,e	America’s Car-Mart, Inc	197
14,849	*	Asbury Automotive Group, Inc	783
125,805	*	Ascena Retail Group, Inc	879
48,275	*,e	Autonation, Inc	2,268
21,875	*	AutoZone, Inc	17,365
29,015	*	Barnes & Noble Education, Inc	294
36,768		Barnes & Noble, Inc	417
107,825	*	Bed Bath & Beyond, Inc	4,660
204,689		Best Buy Co, Inc	6,263
14,390		Big 5 Sporting Goods Corp	133
36,770	e	Big Lots, Inc	1,843
8,578		Blue Nile, Inc	235
8,549	*,e	Boot Barn Holdings, Inc	74
21,122	e	Buckle, Inc	549
293

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
8,786	*	Build-A-Bear Workshop, Inc	$118
52,052	*	Burlington Stores, Inc	3,472
37,763	*	Cabela’s, Inc	1,890
32,106		Caleres, Inc	777
143,597	*,e	Carmax, Inc	7,041
19,356		Cato Corp (Class A)	730
106,541		Chico’s FAS, Inc	1,141
13,847		Children’s Place Retail Stores, Inc	1,110
11,556		Citi Trends, Inc	179
11,400	*	Container Store Group, Inc	61
34,312		Core-Mark Holding Co, Inc	1,608
55,443		CST Brands, Inc	2,388
32,976	*	Destination XL Group, Inc	151
64,932		Dick’s Sporting Goods, Inc	2,926
13,964	e	Dillard’s, Inc (Class A)	846
208,864		Dollar General Corp	19,633
167,177	*	Dollar Tree, Inc	15,755
54,370		DSW, Inc (Class A)	1,152
7,236	*,e	Duluth Holdings, Inc	177
76,812	*,e	Etsy, Inc	737
88,502		Expedia, Inc	9,408
55,323	*	Express Parent LLC	803
33,805		Finish Line, Inc (Class A)	683
40,021	*,e	Five Below, Inc	1,857
99,154		Foot Locker, Inc	5,440
31,625	*	Francesca’s Holdings Corp	349
27,215		Fred’s, Inc (Class A)	438
13,967	*	FTD Cos, Inc	349
10,669	*	Gaiam, Inc (Class A)	83
75,607	e	GameStop Corp (Class A)	2,010
164,788	e	Gap, Inc	3,497
15,061	*	Genesco, Inc	969
108,483		Genuine Parts Co	10,984
50,651		GNC Holdings, Inc	1,230
15,433		Group 1 Automotive, Inc	762
273,128	*	Groupon, Inc	888
44,451		Guess?, Inc	669
16,062		Haverty Furniture Cos, Inc	290
16,994	*,e	Hibbett Sports, Inc	591
926,578		Home Depot, Inc	118,315
24,109		HSN, Inc	1,180
228,517	*,e	JC Penney Co, Inc	2,029
12,718		Kirkland’s, Inc	187
133,211		Kohl’s Corp	5,051
177,833		L Brands, Inc	11,938
12,586	*,e	Lands’ End, Inc	207
329,671	*	Liberty Interactive Corp	8,364
53,282	*	Liberty TripAdvisor Holdings, Inc	1,166
98,671	*	Liberty Ventures	3,658
16,930		Lithia Motors, Inc (Class A)	1,203
225,488	*	LKQ Corp	7,148
662,639		Lowe’s Companies, Inc	52,461
19,294	*,e	Lumber Liquidators, Inc	298
229,133		Macy’s, Inc	7,701
18,578	*	MarineMax, Inc	315
294

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
12,359	*,e	Mattress Firm Holding Corp	$415
59,722	*	Michaels Cos, Inc	1,698
23,604		Monro Muffler, Inc	1,500
26,054	*	Murphy USA, Inc	1,932
304,909	*	NetFlix, Inc	27,893
91,431	e	Nordstrom, Inc	3,479
20,499		Nutri/System, Inc	520
405,707	*	Office Depot, Inc	1,343
12,772	*,e	Ollie’s Bargain Outlet Holdings, Inc	318
70,238	*	O’Reilly Automotive, Inc	19,042
13,643	e	Outerwall, Inc	573
8,893	*	Overstock.com, Inc	143
17,507	*,e	Party City Holdco, Inc	244
28,675		Penske Auto Group, Inc	902
14,837	e	PetMed Express, Inc	278
59,095	e	Pier 1 Imports, Inc	304
36,900	*	Priceline.com, Inc	46,066
38,310		Rent-A-Center, Inc	470
25,037	*,e	Restoration Hardware Holdings, Inc	718
292,668		Ross Stores, Inc	16,591
107,246	*	Sally Beauty Holdings, Inc	3,154
9,887	*,e	Sears Holdings Corp	135
38,951	*	Select Comfort Corp	833
10,447		Shoe Carnival, Inc	262
25,881	*	Shutterfly, Inc	1,206
58,262		Signet Jewelers Ltd	4,801
20,728		Sonic Automotive, Inc (Class A)	355
19,952	*	Sportsman’s Warehouse Holdings, Inc	161
25,073	e	Stage Stores, Inc	122
477,765		Staples, Inc	4,118
21,273		Stein Mart, Inc	164
36,113		Tailored Brands, Inc	457
437,831		Target Corp	30,569
81,351		Tiffany & Co	4,933
24,339	*	Tile Shop Holdings, Inc	484
6,790	*	Tilly’s, Inc	39
491,836		TJX Companies, Inc	37,984
96,551		Tractor Supply Co	8,804
84,546	*	TripAdvisor, Inc	5,436
32,864	*	Tuesday Morning Corp	231
43,466	*	Ulta Salon Cosmetics & Fragrance, Inc	10,590
64,021	*	Urban Outfitters, Inc	1,761
22,533	*,e	Vitamin Shoppe, Inc	689
23,281	*,e	Wayfair, Inc	908
11,292	*	West Marine, Inc	95
65,447	e	Williams-Sonoma, Inc	3,412
1,945		Winmark Corp	194
15,828	*	Zumiez, Inc	226
		TOTAL RETAILING	826,795

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
3,767	*,e	Acacia Communications, Inc	150
29,482	*	Advanced Energy Industries, Inc	1,119
476,593	*,e	Advanced Micro Devices, Inc	2,450
15,539	*	Alpha & Omega Semiconductor Ltd	216
295

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
23,188	*,e	Ambarella, Inc	$1,178
73,241	*	Amkor Technology, Inc	421
225,080		Analog Devices, Inc	12,749
810,280		Applied Materials, Inc	19,422
59,771	*	Applied Micro Circuits Corp	384
83,398	*	Axcelis Technologies, Inc	224
279,346		Broadcom Ltd	43,410
52,087		Brooks Automation, Inc	584
17,924		Cabot Microelectronics Corp	759
40,828	*	Cavium, Inc	1,576
15,710	*	Ceva, Inc	427
46,294	*	Cirrus Logic, Inc	1,796
18,761		Cohu, Inc	204
79,931	*,e	Cree, Inc	1,953
244,851	e	Cypress Semiconductor Corp	2,583
28,713	*	Diodes, Inc	539
19,178	*	DSP Group, Inc	203
105,554	*	Entegris, Inc	1,527
28,026	*	Exar Corp	226
85,675	*	Fairchild Semiconductor International, Inc	1,701
54,056	*	First Solar, Inc	2,621
47,337	*	Formfactor, Inc	426
30,864	*	GigOptix, Inc	60
29,376	*	Inphi Corp	941
99,540	*	Integrated Device Technology, Inc	2,004
3,501,435		Intel Corp	114,847
96,768		Intersil Corp (Class A)	1,310
16,725		IXYS Corp	171
115,945		Kla-Tencor Corp	8,493
50,517	*	Kopin Corp	112
117,308	e	Lam Research Corp	9,861
90,159	*	Lattice Semiconductor Corp	482
176,955		Linear Technology Corp	8,234
17,278	*,e	MA-COM Technology Solutions	570
334,640		Marvell Technology Group Ltd	3,189
206,782		Maxim Integrated Products, Inc	7,380
40,851	*	MaxLinear, Inc	734
156,190	e	Microchip Technology, Inc	7,928
769,984	*	Micron Technology, Inc	10,595
80,866	*	Microsemi Corp	2,643
39,433		MKS Instruments, Inc	1,698
29,204		Monolithic Power Systems, Inc	1,995
18,167	*	Nanometrics, Inc	378
21,168	*	NeoPhotonics Corp Ltd	202
3,184		NVE Corp	187
383,963		Nvidia Corp	18,050
306,305	*	ON Semiconductor Corp	2,702
20,605	*	PDF Solutions, Inc	288
46,544	*	Photronics, Inc	415
22,599		Power Integrations, Inc	1,132
101,737	*	Qorvo, Inc	5,622
1,093,542		Qualcomm, Inc	58,581
84,186	*	Rambus, Inc	1,017
25,190	*	Rudolph Technologies, Inc	391
49,258	*	Semtech Corp	1,175
296

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
25,567	*	Sigma Designs, Inc	$164
32,473	*	Silicon Laboratories, Inc	1,583
141,463		Skyworks Solutions, Inc	8,952
42,585	*,e	SunPower Corp	660
151,007		Teradyne, Inc	2,973
39,803		Tessera Technologies, Inc	1,220
748,169		Texas Instruments, Inc	46,873
23,500	*	Ultra Clean Holdings	134
21,651	*	Ultratech, Inc	497
29,696	*,e	Veeco Instruments, Inc	492
37,527	*	Xcerra Corp	216
191,407		Xilinx, Inc	8,830
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	444,829

SOFTWARE & SERVICES - 11.6%
27,302	*	2U, Inc	803
32,215	*	A10 Networks, Inc	208
464,307		Accenture plc	52,601
86,241	*	ACI Worldwide, Inc	1,683
406,012		Activision Blizzard, Inc	16,090
32,107	*	Actua Corp	290
57,158	*	Acxiom Corp	1,257
362,937	*	Adobe Systems, Inc	34,766
129,082	*	Akamai Technologies, Inc	7,220
5,086	*,e	Alarm.com Holdings, Inc	130
13,975	*,e	ALJ Regional Holdings, Inc	70
45,118	*	Alliance Data Systems Corp	8,840
218,622	*	Alphabet, Inc (Class A)	153,807
220,979	*	Alphabet, Inc (Class C)	152,940
11,882	*,e	Amber Road, Inc	92
109,997		Amdocs Ltd	6,349
15,720	*	American Software, Inc (Class A)	165
32,146	*	Angie’s List, Inc	209
65,392	*	Ansys, Inc	5,934
11,306	*,e	Apigee Corp	138
7,274	*,e	Appfolio, Inc	105
63,153	*	Aspen Technology, Inc	2,541
13,706	*	Atlassian Corp plc	355
6,972	*	Autobytel, Inc	97
164,879	*	Autodesk, Inc	8,927
340,692		Automatic Data Processing, Inc	31,299
30,408	*	AVG Technologies NV	577
34,946	*	Bankrate, Inc	261
16,098	*	Barracuda Networks, Inc	244
59,668	*	Bazaarvoice, Inc	239
9,345	*,e	Benefitfocus, Inc	356
17,356	*,e	Black Knight Financial Services, Inc	653
35,258		Blackbaud, Inc	2,394
40,135	*	Blackhawk Network Holdings, Inc	1,344
30,473	*	Blucora, Inc	316
84,561		Booz Allen Hamilton Holding Co	2,506
29,562	*	Bottomline Technologies, Inc	636
35,331	*,e	Box, Inc	365
20,694	*	Brightcove, Inc	182
88,805		Broadridge Financial Solutions, Inc	5,790
297

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
21,331	*	BroadSoft, Inc	$875
216,421		CA, Inc	7,105
17,838	*	CACI International, Inc (Class A)	1,613
216,614	*	Cadence Design Systems, Inc	5,264
40,638	*	Callidus Software, Inc	812
13,412	*	Carbonite, Inc	131
33,955	*	Cardtronics, Inc	1,352
13,954	*	Care.com, Inc	163
8,603		Cass Information Systems, Inc	445
115,322		CDK Global, Inc	6,399
15,814	*	ChannelAdvisor Corp	229
18,524	*	Cimpress NV	1,713
115,363	*	Citrix Systems, Inc	9,239
448,762	*	Cognizant Technology Solutions Corp (Class A)	25,687
33,614	*	Commvault Systems, Inc	1,452
102,849		Computer Sciences Corp	5,106
35,972	*	comScore, Inc	859
73,137		Convergys Corp	1,828
37,259	*	Cornerstone OnDemand, Inc	1,418
23,982	*	CoStar Group, Inc	5,244
24,883		CSG Systems International, Inc	1,003
121,590		CSRA, Inc	2,849
21,413	*	Cvent, Inc	765
15,267	*	Datalink Corp	115
27,703	*	Demandware, Inc	2,075
32,513	*	DHI Group, Inc	203
5,437	*,e	Digimarc Corp	174
25,409		DST Systems, Inc	2,958
77,306		EarthLink Holdings Corp	495
796,847	*	eBay, Inc	18,654
19,966	e	Ebix, Inc	956
216,257	*	Electronic Arts, Inc	16,384
21,694	*	Ellie Mae, Inc	1,988
43,380	*	Endurance International Group Holdings, Inc	390
20,747	*,e	EnerNOC, Inc	131
30,234	*,e	Envestnet, Inc	1,007
35,527	*	EPAM Systems, Inc	2,285
17,553		EPIQ Systems, Inc	256
37,881	*	Euronet Worldwide, Inc	2,621
48,388		EVERTEC, Inc	752
20,873	*	Everyday Health, Inc	164
9,749	*	EXA Corp	141
24,918	*	ExlService Holdings, Inc	1,306
1,671,062	*	Facebook, Inc	190,969
23,064		Fair Isaac Corp	2,606
241,246		Fidelity National Information Services, Inc	17,775
112,549	*,e	FireEye, Inc	1,854
67,170	*	First American Corp	2,585
232,771	*	First Data Corp	2,577
164,907	*	Fiserv, Inc	17,930
24,005	*	Five9, Inc	286
67,800	*	FleetCor Technologies, Inc	9,704
28,477	*	FleetMatics Group plc	1,234
8,265		Forrester Research, Inc	305
107,542	*	Fortinet, Inc	3,397
298

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
61,489	*	Gartner, Inc	$5,990
118,380	*	Genpact Ltd	3,177
23,742	*	Gigamon, Inc	888
113,930		Global Payments, Inc	8,132
5,647	*	Global Sources Ltd	52
18,803	*,e	Globant S.A.	740
88,947	*,e	Glu Mobile, Inc	196
34,640	*,e	GoDaddy, Inc	1,080
42,541	*,e	Gogo, Inc	357
59,590	*,e	GrubHub, Inc	1,851
18,192	*	GTT Communications, Inc	336
13,242	*	Guidance Software, Inc	82
51,316	*	Guidewire Software, Inc	3,169
17,956		Hackett Group, Inc	249
23,802	*	Higher One Holdings, Inc	122
29,372	*,e	Hortonworks, Inc	314
21,312	*	HubSpot, Inc	925
52,417		IAC/InterActiveCorp	2,951
21,130	*	Imperva, Inc	909
45,794	*	inContact, Inc	634
41,826	*	Infoblox, Inc	785
24,668	*	Information Services Group, Inc	93
7,972	*,e	Instructure, Inc	151
12,605	*,e	Interactive Intelligence, Inc	517
654,718		International Business Machines Corp	99,373
30,239	*	Intralinks Holdings, Inc	197
181,216		Intuit, Inc	20,226
35,564		j2 Global, Inc	2,247
58,179		Jack Henry & Associates, Inc	5,077
40,906	*	Jive Software, Inc	154
49,809		Leidos Holdings, Inc	2,384
50,961	*	Limelight Networks, Inc	76
87,296	*	LinkedIn Corp	16,521
44,720	*	Lionbridge Technologies	177
19,090	*	Liquidity Services, Inc	150
40,701	*	Liveperson, Inc	258
18,232	*	LogMeIn, Inc	1,156
53,305	*	Manhattan Associates, Inc	3,418
18,418		Mantech International Corp (Class A)	697
25,119		Marchex, Inc (Class B)	80
30,071	*	Marketo, Inc	1,047
724,224		MasterCard, Inc (Class A)	63,775
24,371	*,e	Match Group, Inc	367
48,838		MAXIMUS, Inc	2,704
31,242	*	MeetMe, Inc	167
73,403		Mentor Graphics Corp	1,561
5,653,874		Microsoft Corp	289,309
6,844	*	MicroStrategy, Inc (Class A)	1,198
10,993	*,e	MINDBODY, Inc	177
22,456	*	Mitek Systems, Inc	160
29,654	*	MobileIron, Inc	90
14,483	*	Model N, Inc	193
22,389	*	MoneyGram International, Inc	153
29,292		Monotype Imaging Holdings, Inc	721
70,908	*	Monster Worldwide, Inc	169
299

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
3,876		NCI, Inc (Class A)	$54
29,548	*,e	NetSuite, Inc	2,151
39,936	*	NeuStar, Inc (Class A)	939
16,291	*,e	New Relic, Inc	479
48,579		NIC, Inc	1,066
165,822	*	Nuance Communications, Inc	2,592
10,739	*	Numerex Corp	80
2,236,085		Oracle Corp	91,523
163,222	*,e	Pandora Media, Inc	2,032
7,197	*,e	Park City Group, Inc	65
240,713		Paychex, Inc	14,322
32,485	*,e	Paycom Software, Inc	1,404
15,762	*,e	Paylocity Holding Corp	681
861,966	*	PayPal Holdings, Inc	31,470
24,918		Pegasystems, Inc	672
25,493	*	Perficient, Inc	518
8,684	*	PFSweb, Inc	83
30,646	*	Planet Payment, Inc	138
38,195	*	Progress Software Corp	1,049
30,192	*,e	Proofpoint, Inc	1,905
17,256	*	PROS Holdings, Inc	301
85,331	*	PTC, Inc	3,207
18,985	*	Q2 Holdings, Inc	532
7,729		QAD, Inc (Class A)	149
69,129	*	QLIK Technologies, Inc	2,045
20,132	*	Qualys, Inc	600
20,643	*	QuinStreet, Inc	73
45,152	*,e	Quotient Technology, Inc	606
79,313	*	Rackspace Hosting, Inc	1,654
14,504	*,e	Rapid7, Inc	182
18,038	*	RealNetworks, Inc	78
39,496	*	RealPage, Inc	882
135,645	*	Red Hat, Inc	9,848
6,528		Reis, Inc	163
28,776	*	RetailMeNot, Inc	222
8,995	*	Rightside Group Ltd	96
43,553	*	RingCentral, Inc	859
13,437	*	Rosetta Stone, Inc	104
59,737	*	Rovi Corp	934
27,990	*	Rubicon Project, Inc	382
151,223		Sabre Corp	4,051
476,077	*	Salesforce.com, Inc	37,805
17,304		Sapiens International Corp NV	203
34,016		Science Applications International Corp	1,985
21,075	*	Sciquest, Inc	372
4,599	*	SecureWorks Corp	65
117,075	*	ServiceNow, Inc	7,774
46,932	*,e	ServiceSource International LLC	189
14,547	*,e	Shutterstock, Inc	666
26,176	*,e	Silver Spring Networks, Inc	318
97,313	*	Splunk, Inc	5,272
12,246	*	SPS Commerce, Inc	742
38,308	*,e	Square, Inc	347
113,138		SS&C Technologies Holdings, Inc	3,177
11,844	*,e	Stamps.com, Inc	1,035
300

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
29,262	*	Sykes Enterprises, Inc	$847
456,048		Symantec Corp	9,367
30,290	*	Synchronoss Technologies, Inc	965
107,461	*	Synopsys, Inc	5,812
23,254	*	Syntel, Inc	1,052
40,894	*	Tableau Software, Inc	2,001
62,894	*	Take-Two Interactive Software, Inc	2,385
29,444	*,e	Tangoe, Inc	227
12,153	*	TechTarget, Inc	98
20,400	*	TeleNav, Inc	104
13,212		TeleTech Holdings, Inc	358
100,027	*	Teradata Corp	2,508
71,591	*	TiVo, Inc	709
123,217		Total System Services, Inc	6,544
85,621		Travelport Worldwide Ltd	1,104
36,314	*,e	TrueCar, Inc	285
16,240	*,e	TubeMogul, Inc	193
470,865	*,e	Twitter, Inc	7,962
24,473	*	Tyler Technologies, Inc	4,080
20,396	*	Ultimate Software Group, Inc	4,289
38,674	*,e	Unisys Corp	282
11,210	*	United Online, Inc	123
114,898	*	Vantiv, Inc	6,503
7,614	*	Varonis Systems, Inc	183
21,489	*,e	Vasco Data Security International	352
45,384	*	Verint Systems, Inc	1,504
70,442	*,e	VeriSign, Inc	6,090
32,131	*,e	VirnetX Holding Corp	129
21,946	*	Virtusa Corp	634
1,428,548		Visa, Inc (Class A)	105,955
60,583	*,e	VMware, Inc (Class A)	3,467
27,576	*,e	WebMD Health Corp (Class A)	1,602
32,723	*	Website Pros, Inc	595
368,084		Western Union Co	7,060
28,569	*	WEX, Inc	2,533
86,519	*,e	Workday, Inc	6,460
16,351	*,e	Workiva, Inc	223
16,652	*,e	Xactly Corp	213
750,019		Xerox Corp	7,118
19,259	*	XO Group, Inc	336
16,654	*	Xura, Inc	407
645,675	*	Yahoo!, Inc	24,252
49,133	*	Yelp, Inc	1,492
60,059	*,e	Zendesk, Inc	1,584
38,071	*,e	Zillow Group, Inc	1,395
76,096	*,e	Zillow Group, Inc (Class C)	2,761
47,197	*	Zix Corp	177
565,694	*	Zynga, Inc	1,409
		TOTAL SOFTWARE & SERVICES	1,912,159

TECHNOLOGY HARDWARE & EQUIPMENT - 4.8%
80,518	*,e	3D Systems Corp	1,102
39,852		Adtran, Inc	743
16,323	*	Aerohive Networks, Inc	108
11,056	*	Agilysys, Inc	116
301

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
222,925		Amphenol Corp (Class A)	$12,780
21,094	*	Anixter International, Inc	1,124
4,087,212		Apple, Inc	390,737
11,231	*,e	Applied Optoelectronics, Inc	125
28,921	*,e	Arista Networks, Inc	1,862
133,254	*	ARRIS International plc	2,793
66,366	*	Arrow Electronics, Inc	4,108
24,161	*	Avid Technology, Inc	140
92,405		Avnet, Inc	3,743
34,410		AVX Corp	467
10,374		Badger Meter, Inc	758
7,316		Bel Fuse, Inc (Class B)	130
30,967		Belden CDT, Inc	1,870
39,122	*	Benchmark Electronics, Inc	827
12,526		Black Box Corp	164
345,833		Brocade Communications Systems, Inc	3,175
26,799	*	CalAmp Corp	397
28,887	*	Calix, Inc	200
107,106		CDW Corp	4,293
101,053	*	Ciena Corp	1,895
3,728,835		Cisco Systems, Inc	106,980
8,964	*,e	Clearfield, Inc	160
60,271		Cognex Corp	2,598
17,685	*	Coherent, Inc	1,623
94,899	*	CommScope Holding Co, Inc	2,945
11,551		Comtech Telecommunications Corp	148
15,682	*,e	Control4 Corp	128
800,051		Corning, Inc	16,385
16,854		CPI Card Group, Inc	84
29,620	*	Cray, Inc	886
23,637		CTS Corp	424
27,847		Daktronics, Inc	174
47,853		Diebold, Inc	1,188
18,652	*	Digi International, Inc	200
36,841		Dolby Laboratories, Inc (Class A)	1,763
13,244	*	DTS, Inc	350
13,533	*,e	Eastman Kodak Co	218
32,770	*	EchoStar Corp (Class A)	1,301
11,677		Electro Rent Corp	180
21,493		Electro Scientific Industries, Inc	126
35,264	*	Electronics for Imaging, Inc	1,518
1,440,723		EMC Corp	39,144
18,982	*	EMCORE Corp	113
4,639	*	ePlus, Inc	379
79,396	*	Extreme Networks, Inc	269
49,815	*	F5 Networks, Inc	5,671
26,560	*	Fabrinet	986
12,851	*	FARO Technologies, Inc	435
30,368		FEI Co	3,246
76,718	*	Finisar Corp	1,343
94,067	*,e	Fitbit, Inc	1,150
104,125		Flir Systems, Inc	3,223
67,185	*,e	Harmonic, Inc	191
91,398		Harris Corp	7,626
1,267,674		Hewlett Packard Enterprise Co	23,160
302

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
1,269,771		HP, Inc	$15,936
43,712	*	II-VI, Inc	820
21,661	*,e	Immersion Corp	159
103,799	*	Infinera Corp	1,171
107,218		Ingram Micro, Inc (Class A)	3,729
26,955	*	Insight Enterprises, Inc	701
26,730		InterDigital, Inc	1,488
57,029	*	InvenSense, Inc	350
25,418	*	IPG Photonics Corp	2,033
28,730	*	Itron, Inc	1,238
47,261	*	Ixia	464
143,551		Jabil Circuit, Inc	2,651
291,880		Juniper Networks, Inc	6,564
125,388	*	Keysight Technologies, Inc	3,648
21,162	*	Kimball Electronics, Inc	263
64,648	*,e	Knowles Corp	884
10,929	*	KVH Industries, Inc	84
45,344		Lexmark International, Inc (Class A)	1,712
16,323		Littelfuse, Inc	1,929
37,299	*	Lumentum Holdings, Inc	903
24,482	*,e	Maxwell Technologies, Inc	129
1,988		Mesa Laboratories, Inc	245
26,896		Methode Electronics, Inc	921
126,381		Motorola, Inc	8,337
11,234		MTS Systems Corp	493
6,959	*	Multi-Fineline Electronix, Inc	161
76,834		National Instruments Corp	2,105
91,730	*	NCR Corp	2,547
215,405		NetApp, Inc	5,297
23,887	*	Netgear, Inc	1,136
70,523	*	Netscout Systems, Inc	1,569
45,808	*,e	Nimble Storage, Inc	365
25,552	*	Novanta, Inc	387
72,862	*,e	Oclaro, Inc	356
14,702	*	OSI Systems, Inc	855
64,548	*	Palo Alto Networks, Inc	7,916
16,460		Park Electrochemical Corp	239
8,216		PC Connection, Inc	196
24,496		Plantronics, Inc	1,078
25,402	*	Plexus Corp	1,097
100,006	*	Polycom, Inc	1,125
44,500	*,e	Pure Storage, Inc	485
65,614	*	QLogic Corp	967
26,581	*	Radisys Corp	119
21,664	*	Rofin-Sinar Technologies, Inc	692
13,791	*	Rogers Corp	843
44,266	*	Sanmina Corp	1,187
21,738	*	Scansource, Inc	807
49,410	*	ShoreTel, Inc	331
3,876	e	Silicom Ltd	116
25,143	*,e	Silicon Graphics International Corp	126
37,508	*	Sonus Networks, Inc	326
37,383	*,e	Stratasys Ltd	856
27,221	*	Super Micro Computer, Inc	676
27,223	*	Synaptics, Inc	1,463
303

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
21,522		SYNNEX Corp	$2,041
9,938	*	Systemax, Inc	85
25,846	*	Tech Data Corp	1,857
187,156	*	Trimble Navigation Ltd	4,559
53,380	*	TTM Technologies, Inc	402
19,221	e	Ubiquiti Networks, Inc	743
30,627	*	Universal Display Corp	2,077
28,420	*	USA Technologies, Inc	121
84,224	*	VeriFone Systems, Inc	1,562
32,775	*,e	Viasat, Inc	2,340
173,185	*	Viavi Solutions, Inc	1,148
100,754		Vishay Intertechnology, Inc	1,248
9,508	*	Vishay Precision Group, Inc	128
204,780		Western Digital Corp	9,678
38,312	*	Zebra Technologies Corp (Class A)	1,919
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	782,155

TELECOMMUNICATION SERVICES - 2.7%
66,124	*	8x8, Inc	966
4,588,104		AT&T, Inc	198,252
7,918		ATN International, Inc	616
27,406	*	Boingo Wireless, Inc	244
399,481		CenturyTel, Inc	11,589
149,815	*	Cincinnati Bell, Inc	685
34,230		Cogent Communications Group, Inc	1,371
38,388		Consolidated Communications Holdings, Inc	1,046
16,551	*	Fairpoint Communications, Inc	243
861,250	e	Frontier Communications Corp	4,255
24,304	*	General Communication, Inc (Class A)	384
280,242	*,e	Globalstar, Inc	339
7,568	*	Hawaiian Telcom Holdco, Inc	160
10,513		IDT Corp (Class B)	149
25,073		Inteliquent, Inc	499
60,764	*,e	Iridium Communications, Inc	540
217,035	*	Level 3 Communications, Inc	11,175
16,622	*	Lumos Networks Corp	201
28,412	*	NII Holdings, Inc	90
44,329	*	Orbcomm, Inc	441
9,439	*	pdvWireless, Inc	202
95,804	*	SBA Communications Corp (Class A)	10,341
36,302		Shenandoah Telecom Co	1,418
17,224		Spok Holdings, Inc	330
563,564	*,e	Sprint Corp	2,553
6,721	*,e	Straight Path Communications, Inc	186
70,982		Telephone & Data Systems, Inc	2,105
212,044	*	T-Mobile US, Inc	9,175
9,529	*	US Cellular Corp	374
3,038,873		Verizon Communications, Inc	169,691
137,981	*	Vonage Holdings Corp	842
71,392	e	Windstream Holdings, Inc	662
111,019	*	Zayo Group Holdings, Inc	3,101
		TOTAL TELECOMMUNICATION SERVICES	434,225
304

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
TRANSPORTATION - 1.9%
40,179	*	Air Transport Services Group, Inc	$521
88,863		Alaska Air Group, Inc	5,180
9,487		Allegiant Travel Co	1,437
4,641		Amerco, Inc	1,738
425,008		American Airlines Group, Inc	12,032
19,331		Arkansas Best Corp	314
18,341	*	Atlas Air Worldwide Holdings, Inc	760
62,902	*	Avis Budget Group, Inc	2,027
20,049	*	Celadon Group, Inc	164
105,693		CH Robinson Worldwide, Inc	7,848
24,453	e	Copa Holdings S.A. (Class A)	1,278
8,672	*	Covenant Transportation Group, Inc	157
710,093		CSX Corp	18,519
570,622		Delta Air Lines, Inc	20,788
21,969	*	Echo Global Logistics, Inc	493
134,751		Expeditors International of Washington, Inc	6,608
185,697		FedEx Corp	28,185
22,919		Forward Air Corp	1,021
41,033	*	Genesee & Wyoming, Inc (Class A)	2,419
35,630	*	Hawaiian Holdings, Inc	1,352
36,950	e	Heartland Express, Inc	643
268,339	*	Hertz Global Holdings, Inc	2,970
24,562	*	Hub Group, Inc (Class A)	942
65,830		J.B. Hunt Transport Services, Inc	5,328
230,681	*	JetBlue Airways Corp	3,820
80,060		Kansas City Southern Industries, Inc	7,213
39,101	*	Kirby Corp	2,439
49,465	e	Knight Transportation, Inc	1,315
31,224		Landstar System, Inc	2,144
55,340		Macquarie Infrastructure Co LLC	4,098
17,739		Marten Transport Ltd	351
32,238		Matson, Inc	1,041
219,669		Norfolk Southern Corp	18,700
50,044	*	Old Dominion Freight Line	3,018
2,470	*	PAM Transportation Services, Inc	39
6,136		Park-Ohio Holdings Corp	174
29,335	*	Radiant Logistics, Inc	88
20,933	*	Roadrunner Transportation Services Holdings, Inc	156
39,438		Ryder System, Inc	2,411
18,094	*	Saia, Inc	455
37,279		Skywest, Inc	986
475,324		Southwest Airlines Co	18,637
53,061	*	Spirit Airlines, Inc	2,381
63,781	*,e	Swift Transportation Co, Inc	983
630,233		Union Pacific Corp	54,988
249,328	*	United Continental Holdings, Inc	10,232
512,394		United Parcel Service, Inc (Class B)	55,195
6,297		Universal Truckload Services, Inc	81
7,128	*	USA Truck, Inc	125
14,213	*	Virgin America, Inc	799
32,839		Werner Enterprises, Inc	754
44,920	*	Wesco Aircraft Holdings, Inc	603
67,462	*,e	XPO Logistics, Inc	1,772
23,809	*	YRC Worldwide, Inc	210
		TOTAL TRANSPORTATION	317,932
305

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
UTILITIES - 3.7%
502,237		AES Corp	$6,268
88,857		AGL Resources, Inc	5,862
36,666		Allete, Inc	2,370
168,853		Alliant Energy Corp	6,703
179,688		Ameren Corp	9,628
366,238		American Electric Power Co, Inc	25,670
29,456		American States Water Co	1,291
132,288		American Water Works Co, Inc	11,180
132,006		Aqua America, Inc	4,707
4,909		Artesian Resources Corp	167
92,825		Atlantic Power Corp	230
43,641	e	Atlantica Yield plc	811
73,233		Atmos Energy Corp	5,955
41,780		Avangrid, Inc	1,924
45,672		Avista Corp	2,046
38,044	e	Black Hills Corp	2,398
35,650		California Water Service Group	1,245
276,377	*	Calpine Corp	4,077
320,765		Centerpoint Energy, Inc	7,698
10,716		Chesapeake Utilities Corp	709
203,302		CMS Energy Corp	9,323
8,405		Connecticut Water Service, Inc	472
216,669		Consolidated Edison, Inc	17,429
10,961		Consolidated Water Co, Inc	143
4,925		Delta Natural Gas Co, Inc	133
441,328		Dominion Resources, Inc	34,393
133,148		DTE Energy Co	13,198
504,114		Duke Energy Corp	43,248
85,842	*	Dynegy, Inc	1,480
239,987		Edison International	18,640
30,616		El Paso Electric Co	1,447
33,239		Empire District Electric Co	1,129
132,825		Entergy Corp	10,805
236,089		Eversource Energy	14,142
679,688		Exelon Corp	24,713
316,004		FirstEnergy Corp	11,032
9,378	e	Genie Energy Ltd	64
6,410	*,e	Global Water Resources, Inc	56
114,306		Great Plains Energy, Inc	3,475
79,361	*	Hawaiian Electric Industries, Inc	2,602
37,236		Idacorp, Inc	3,029
114,807		ITC Holdings Corp	5,375
144,429		MDU Resources Group, Inc	3,466
26,250		MGE Energy, Inc	1,484
11,759		Middlesex Water Co	510
62,456		National Fuel Gas Co	3,553
63,442		New Jersey Resources Corp	2,446
342,856		NextEra Energy, Inc	44,708
234,601		NiSource, Inc	6,222
22,143		Northwest Natural Gas Co	1,435
35,802		NorthWestern Corp	2,258
234,043		NRG Energy, Inc	3,508
21,934		NRG Yield, Inc (Class A)	334
47,061	e	NRG Yield, Inc (Class C)	734
306

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
147,340		OGE Energy Corp	$4,825
38,369		ONE Gas, Inc	2,555
28,629		Ormat Technologies, Inc	1,253
27,545		Otter Tail Corp	922
42,747	e	Pattern Energy Group, Inc	982
369,391		PG&E Corp	23,611
59,917		Piedmont Natural Gas Co, Inc	3,602
81,970		Pinnacle West Capital Corp	6,644
58,763		PNM Resources, Inc	2,083
65,858		Portland General Electric Co	2,906
504,387		PPL Corp	19,041
376,219		Public Service Enterprise Group, Inc	17,536
130,852		Questar Corp	3,320
104,543		SCANA Corp	7,910
178,270		Sempra Energy	20,326
12,005		SJW Corp	473
49,250		South Jersey Industries, Inc	1,557
699,529		Southern Co	37,516
34,400		Southwest Gas Corp	2,708
3,772	e	Spark Energy, Inc	125
32,340		Spire, Inc	2,291
62,722	*	Talen Energy Corp	850
173,425		TECO Energy, Inc	4,793
65,781	e	TerraForm Global, Inc	214
63,597	e	TerraForm Power, Inc	693
128,103		UGI Corp	5,797
10,272		Unitil Corp	438
61,078		Vectren Corp	3,217
15,334	*,e	Vivint Solar, Inc	47
233,695		WEC Energy Group, Inc	15,260
105,075		Westar Energy, Inc	5,894
36,819		WGL Holdings, Inc	2,606
378,136		Xcel Energy, Inc	16,933
9,006		York Water Co	289
		TOTAL UTILITIES	607,142
		TOTAL COMMON STOCKS	16,384,685
		(Cost $9,196,778)

RIGHTS / WARRANTS - 0.0%
DIVERSIFIED FINANCIALS - 0.0%
1,387	m	Emergent Capital, Inc	0
		TOTAL DIVERSIFIED FINANCIALS	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
10,743	m	Forest Laboratories, Inc CVR	10
4,045	m	Omthera Pharmaceuticals, Inc	3
28,951	e,m	Trius Therapeutics, Inc	4
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	17

SOFTWARE & SERVICES - 0.0%
19,206	m	Gerber Scientific, Inc	0
		TOTAL SOFTWARE & SERVICES	0
307

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		COMPANY	VALUE (000)
TELECOMMUNICATION SERVICES - 0.0%
46,753	m	Leap Wireless International, Inc	$118
		TOTAL TELECOMMUNICATION SERVICES	118

		TOTAL RIGHTS / WARRANTS	135
		(Cost $119)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 3.3%
TREASURY DEBT - 0.1%
$4,300,000		United States Treasury Bill	0.196%	08/04/16	4,299
8,900,000	d	United States Treasury Bill	0.236	09/29/16	8,894
		TOTAL TREASURY DEBT			13,193

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.2%
531,235,069	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	531,235
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	531,235

		TOTAL SHORT-TERM INVESTMENTS	544,428
		(Cost $544,429)
		TOTAL INVESTMENTS - 103.1%	16,929,248
		(Cost $9,741,326)
		OTHER ASSETS & LIABILITIES, NET - (3.1)%	(515,386)
		NET ASSETS - 100.0%	$16,413,862

Abbreviation(s):
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing
a	Affiliated holding
c	Investments made with cash collateral received from securites on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $520,504,000.
m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.
308

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND

BOND MARKET ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2016

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
BANK LOAN OBLIGATIONS - 0.6%

AUTOMOBILES & COMPONENTS - 0.0%
$1,076,923		Schaeffler AG	4.250%	05/15/20	$1,079
		TOTAL AUTOMOBILES & COMPONENTS			1,079

CAPITAL GOODS - 0.0%
1,000,000	h,i	TransDigm, Inc	3.750	05/14/22	983
		TOTAL CAPITAL GOODS			983

COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
1,000,000	h,i	B/E Aerospace Inc	3.750	12/16/21	1,001
2,000,000	i	ServiceMaster Co LLC	4.250	07/01/21	2,000
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			3,001

CONSUMER DURABLES & APPAREL - 0.0%
1,185,000	i	Hanesbrands, Inc	3.250	04/29/22	1,188
		TOTAL CONSUMER DURABLES & APPAREL			1,188

CONSUMER SERVICES - 0.1%
2,000,000	h,i	Boyd Gaming Corp	4.000	08/14/20	1,996
3,806,306	i	Hilton Worldwide	3.500	10/26/20	3,806
725,000	i	KFC Holding Co	2.750	06/02/23	725
		TOTAL CONSUMER SERVICES			6,527

DIVERSIFIED FINANCIALS - 0.0%
1,907,410	i	TransUnion LLC	3.500	04/09/21	1,881
		TOTAL DIVERSIFIED FINANCIALS			1,881

ENERGY - 0.0%
83,270	i	Granite Acquisition, Inc	5.000	12/19/21	79
1,864,106	i	Granite Acquisition, Inc	5.000	12/19/21	1,774
		TOTAL ENERGY			1,853

FOOD & STAPLES RETAILING - 0.0%
4,725,559	i	Albertsons LLC	4.500	08/25/21	4,716
275,000	i	Albertsons LLC	4.750	06/22/23	274
		TOTAL FOOD & STAPLES RETAILING			4,990

FOOD, BEVERAGE & TOBACCO - 0.0%
2,000,000	h,i	B&G Foods, Inc	3.750	11/02/22	2,001
		TOTAL FOOD, BEVERAGE & TOBACCO			2,001

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
3,548,651	i	Capsugel Holdings US, Inc	4.000	07/31/21	3,528
300,861	i	CHS/Community Health Systems	4.000	01/27/21	293
1,666,000	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	1,668
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			5,489
309

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
MATERIALS - 0.1%
$2,500,000	h,i	Berry Plastics Group, Inc	3.750%	10/01/22	$2,480
4,247,825	i	Minerals Technologies, Inc	3.750	05/10/21	4,237
1,441,060	h,i	PolyOne Corp	3.500	11/12/22	1,436
		TOTAL MATERIALS			8,153

MEDIA - 0.1%
4,437,500	i	CBS Outdoor Americas Capital LLC	3.000	02/01/21	4,421
6,591,560	h,i	EMI Music	4.000	08/19/22	6,563
1,500,000	h,i	Neptune Finco Corp	5.000	10/09/22	1,500
3,029,946	i	Virgin Media Investment Holdings Ltd	3.649	06/30/23	2,953
		TOTAL MEDIA			15,437

REAL ESTATE - 0.0%
3,960,000	i	DTZ US Borrower LLC	4.250	11/04/21	3,898
1,670,813	i	MGM Growth Properties LLC	4.000	04/25/23	1,673
		TOTAL REAL ESTATE			5,571

RETAILING - 0.0%
2,992,268	i	Avis Budget Car Rental LLC	3.250	03/15/22	2,994
480,971	i	Dollar Tree, Inc	3.500	07/06/22	480
841,500	i	PetSmart, Inc	4.250	03/11/22	837
		TOTAL RETAILING			4,311

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
5,985,000		Avago Technologies Cayman Finance Ltd	4.250	02/01/23	5,988
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			5,988

SOFTWARE & SERVICES - 0.1%
539,002	i	Activision Blizzard, Inc	3.250	10/11/20	540
2,723,750	h,i	CSRA, Inc	3.750	11/28/22	2,717
4,899,749	i	IMS Health, Inc	3.500	03/17/21	4,851
221,519	i	SS&C Technologies Holdings Europe SARL	4.000	07/08/22	221
1,618,890	i	SS&C Technologies Holdings, Inc	4.000	07/08/22	1,617
		TOTAL SOFTWARE & SERVICES			9,946

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
1,215,813	i	CommScope, Inc	3.750	12/29/22	1,215
4,703,275	i	NXP BV	3.250	01/10/20	4,695
213,280	i	NXP BV	3.750	12/07/20	213
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			6,123

TELECOMMUNICATION SERVICES - 0.0%
1,000,000	h,i	T-Mobile USA, Inc	3.500	11/09/22	1,003
		TOTAL TELECOMMUNICATION SERVICES			1,003

		TOTAL BANK LOAN OBLIGATIONS			85,524
		(Cost $85,714)
310

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
BONDS - 98.0%

CORPORATE BONDS - 34.2%

AUTOMOBILES & COMPONENTS - 0.3%
	$9,650,000	g	BMW US Capital LLC	2.000%	04/11/21	$9,776
	5,750,000	g	BMW US Capital LLC	2.800	04/11/26	5,901
EUR	1,250,000		Daimler AG.	0.875	01/12/21	1,432
	$4,050,000		Delphi Automotive plc	3.150	11/19/20	4,166
	470,000	g	Gates Global LLC	6.000	07/15/22	411
	6,950,000		General Motors Co	6.600	04/01/36	7,974
	4,975,000		General Motors Co	6.750	04/01/46	5,905
	8,675,000		Magna International, Inc	3.625	06/15/24	9,154
	1,250,000	g	Schaeffler Finance BV	4.750	05/15/21	1,277
	1,000,000		Tenneco, Inc	5.000	07/15/26	1,014
	175,000	g	ZF North America Capital, Inc	4.500	04/29/22	177
	350,000	g	ZF North America Capital, Inc	4.750	04/29/25	355
			TOTAL AUTOMOBILES & COMPONENTS			47,542

BANKS - 5.3%
	2,300,000	g	Banco de Bogota S.A.	6.250	05/12/26	2,340
	550,000	g	Banco del Estado de Chile	3.875	02/08/22	584
	3,000,000	g	Banco Nacional de Comercio Exterior SNC	4.375	10/14/25	3,131
	2,700,000	g	Banco Nacional de Costa Rica	5.875	04/25/21	2,786
	2,000,000		Bancolombia S.A.	5.950	06/03/21	2,187
	5,000,000	g	Bank Nederlandse Gemeenten	2.625	04/28/21	5,291
	15,175,000		Bank of America Corp	3.750	07/12/16	15,182
	18,550,000		Bank of America Corp	5.300	03/15/17	19,045
	8,525,000		Bank of America Corp	6.000	09/01/17	8,962
	16,000,000		Bank of America Corp	4.000	01/22/25	16,325
	12,050,000		Bank of America Corp	3.950	04/21/25	12,252
	10,200,000		Bank of America Corp	3.875	08/01/25	10,856
	200,000		Bank of America Corp	4.250	10/22/26	208
	6,075,000		Bank of America Corp	4.750	04/21/45	6,211
	25,000,000		Bank of Nova Scotia	2.125	09/11/19	25,648
	5,850,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	5,895
	5,450,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	5,574
	7,100,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	3.250	09/08/24	7,446
	6,700,000		Barclays plc	3.650	03/16/25	6,442
	4,625,000	g	BNP Paribas S.A.	4.375	05/12/26	4,673
	3,200,000		Branch Banking & Trust Co	2.300	10/15/18	3,280
	11,850,000		Capital One Bank USA NA	2.950	07/23/21	12,179
	4,500,000		Capital One Bank USA NA	3.375	02/15/23	4,605
	8,425,000		Citigroup, Inc	1.300	11/15/16	8,429
	12,725,000		Citigroup, Inc	3.300	04/27/25	13,041
	32,000,000		Citigroup, Inc	4.450	09/29/27	32,899
	250,000		Citigroup, Inc	4.650	07/30/45	275
	10,000,000	i	Citigroup, Inc	5.350	12/30/49	9,408
	2,775,000		Citizens Bank NA	2.550	05/13/21	2,802
	6,875,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	7,111
	8,650,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625	12/01/23	9,125
	10,475,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250	08/04/45	11,695
	13,700,000		Cooperatieve Rabobank UA	2.500	01/19/21	14,048
	4,825,000	g	Credit Agricole S.A.	2.500	04/15/19	4,936
	5,500,000	g	Credit Agricole S.A.	2.375	07/01/21	5,562
EUR	1,200,000		Credit Agricole S.A.	0.875	01/19/22	1,362
	$3,800,000	g	DBS Group Holdings Ltd	2.246	07/16/19	3,856
311

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
EUR	1,200,000		Deutsche Bank AG.	1.250%	09/08/21	$1,348
	$9,425,000		Discover Bank	3.100	06/04/20	9,641
EUR	1,000,000		FCE Bank plc	1.134	02/10/22	1,113
	$2,500,000	g	GTH Finance BV	7.250	04/26/23	2,600
	7,350,000	g	HSBC Bank plc	4.125	08/12/20	7,912
	10,425,000		HSBC Holdings plc	2.950	05/25/21	10,534
	250,000		HSBC Holdings plc	4.250	08/18/25	252
	12,825,000		HSBC Holdings plc	3.900	05/25/26	13,236
	5,000,000		HSBC USA, Inc	1.625	01/16/18	4,991
AUD	900,000		Inter-American Development Bank	2.750	10/30/25	681
EUR	1,000,000		Intesa Sanpaolo S.p.A	5.150	07/16/20	1,215
EUR	250,000		Intesa Sanpaolo S.p.A	3.500	01/17/22	311
	$400,000	g	Itau Unibanco Holding S.A.	5.125	05/13/23	398
	12,925,000		JPMorgan Chase & Co	2.750	06/23/20	13,319
	4,850,000		JPMorgan Chase & Co	2.700	05/18/23	4,900
	20,400,000		JPMorgan Chase & Co	3.200	06/15/26	20,979
	200,000		JPMorgan Chase & Co	4.950	06/01/45	220
	3,750,000	i	JPMorgan Chase & Co	5.150	12/30/49	3,647
	2,700,000		KeyBank NA	2.500	12/15/19	2,769
	7,675,000		KeyBank NA	2.250	03/16/20	7,781
	250,000		Lloyds Bank plc	3.500	05/14/25	257
	3,325,000		Lloyds Banking Group plc	3.100	07/06/21	3,323
	4,475,000	g	Macquarie Bank Ltd	2.600	06/24/19	4,564
	9,950,000		Manufacturers & Traders Trust Co	2.100	02/06/20	10,068
	5,925,000		Mitsubishi UFJ Financial Group, Inc	3.850	03/01/26	6,467
AUD	500,000		National Australia Bank Ltd	5.000	03/11/24	426
	$1,700,000	g,i	Oversea-Chinese Banking Corp Ltd	4.000	10/15/24	1,779
	2,325,000	g	PKO Finance AB	4.630	09/26/22	2,424
	10,400,000		PNC Bank NA	2.200	01/28/19	10,611
	11,475,000		PNC Bank NA	2.250	07/02/19	11,722
	17,000,000		PNC Bank NA	2.600	07/21/20	17,606
	10,950,000		PNC Bank NA	2.700	11/01/22	11,068
	17,395,000		PNC Bank NA	2.950	01/30/23	17,720
	6,000,000		PNC Financial Services Group, Inc	3.900	04/29/24	6,440
	4,900,000	g,i	Rabobank Nederland NV	11.000	12/30/49	5,843
	12,000,000		Royal Bank of Canada	1.200	09/19/17	12,026
	40,000,000		Royal Bank of Canada	1.875	02/05/20	40,529
EUR	1,200,000		Santander International Debt SAU	1.375	12/14/22	1,357
	$1,300,000	g	Shinhan Bank	3.875	03/24/26	1,345
	15,000,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	15,010
	13,100,000	g	Skandinaviska Enskilda Banken AB	2.625	11/17/20	13,499
SEK	19,000,000		Skandinaviska Enskilda Banken AB	1.500	12/15/21	2,346
EUR	1,000,000		Societe Generale S.A.	0.750	02/19/21	1,131
	$3,800,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	3,879
	6,650,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	6,796
	4,025,000		Sumitomo Mitsui Banking Corp	3.650	07/23/25	4,366
	6,850,000		SunTrust Banks, Inc	2.900	03/03/21	7,093
	5,700,000		SunTrust Banks, Inc	2.750	05/01/23	5,737
	7,650,000		Toronto-Dominion Bank	1.125	05/02/17	7,656
	13,700,000		Toronto-Dominion Bank	2.500	12/14/20	14,172
	1,325,000	g	Turkiye Garanti Bankasi AS.	4.750	10/17/19	1,363
	1,700,000	g	Turkiye Halk Bankasi AS.	4.750	06/04/19	1,725
	2,800,000	g,h	Turkiye Halk Bankasi AS.	5.000	07/13/21	2,798
	2,350,000	g	Turkiye Is Bankasi	3.750	10/10/18	2,362
312

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$2,775,000	g	Turkiye Is Bankasi	5.500%	04/21/19	$2,893
	2,800,000	g	Turkiye Is Bankasi	5.375	10/06/21	2,887
	7,100,000		Union Bank NA	2.125	06/16/17	7,166
	5,700,000		UnionBanCal Corp	3.500	06/18/22	6,052
	17,650,000		US Bank NA	2.800	01/27/25	18,388
	10,000,000	g	Westpac Banking Corp	1.850	11/26/18	10,136
	10,850,000		Westpac Banking Corp	2.250	01/17/19	11,079
AUD	600,000		Westpac Banking Corp	5.250	11/21/23	528
	$13,600,000		Westpac Banking Corp	2.850	05/13/26	13,812
			TOTAL BANKS			741,947

CAPITAL GOODS - 0.7%
EUR	1,000,000		Bayer AG.	1.875	01/25/21	1,189
	$8,000,000		Deere & Co	2.600	06/08/22	8,217
	2,075,000		Eaton Corp	4.000	11/02/32	2,206
	250,000		Eaton Corp	4.150	11/02/42	270
	4,000,000		Embraer Netherlands Finance BV	5.050	06/15/25	3,948
	2,000,000	g	Gold Fields Orogen Holding BVI Ltd	4.875	10/07/20	1,970
	1,300,000	g	Huntington Ingalls Industries, Inc	5.000	12/15/21	1,360
EUR	1,000,000		Illinois Tool Works, Inc	1.250	05/22/23	1,156
	$4,250,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	4,474
	6,000,000		John Deere Capital Corp	1.700	01/15/20	6,047
	8,350,000		Lockheed Martin Corp	2.500	11/23/20	8,614
	5,200,000		Lockheed Martin Corp	3.550	01/15/26	5,673
	200,000		Lockheed Martin Corp	4.700	05/15/46	235
	9,800,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	9,758
	8,250,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	8,423
	1,285,280	g	Odebrecht Offshore Drilling Finance Ltd	6.625	10/01/22	228
	1,734,800	g	Odebrecht Offshore Drilling Finance Ltd	6.750	10/01/22	321
	4,925,000		Rockwell Automation, Inc	2.050	03/01/20	5,006
	4,000,000	g	Sigma Alimentos S.A. de C.V.	4.125	05/02/26	4,060
	2,075,000		Textron, Inc	3.875	03/01/25	2,191
	12,950,000		Timken Co	3.875	09/01/24	13,093
	5,200,000	g	TSMC Global Ltd	1.625	04/03/18	5,207
			TOTAL CAPITAL GOODS			93,646

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
	2,105,000		21st Century Fox America, Inc	7.625	11/30/28	2,909
	1,578,000		21st Century Fox America, Inc	6.550	03/15/33	2,017
	7,375,000		21st Century Fox America, Inc	6.900	08/15/39	9,871
	1,250,000		AECOM	5.750	10/15/22	1,275
	4,875,000		AECOM	5.875	10/15/24	4,997
	7,175,000		Air Lease Corp	3.875	04/01/21	7,390
	27,200,000	g	Daimler Finance North America LLC	2.000	07/06/21	27,190
	7,950,000	g	Daimler Finance North America LLC	3.300	05/19/25	8,411
	12,550,000		Equifax, Inc	3.250	06/01/26	12,966
	2,825,000		Quest Diagnostics, Inc	3.450	06/01/26	2,921
	10,290,000		Republic Services, Inc	3.800	05/15/18	10,767
	5,375,000		Republic Services, Inc	3.550	06/01/22	5,806
	6,625,000		Republic Services, Inc	3.200	03/15/25	6,923
	1,925,000	h	Republic Services, Inc	2.900	07/01/26	1,953
	2,000,000		United Rentals North America, Inc	4.625	07/15/23	2,020
	13,700,000		Visa, Inc	2.200	12/14/20	14,116
313

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$9,250,000		Visa, Inc	3.150%	12/14/25	$9,894
	7,150,000		Waste Management, Inc	2.600	09/01/16	7,166
	15,050,000		Waste Management, Inc	2.900	09/15/22	15,758
	6,725,000		Waste Management, Inc	2.400	05/15/23	6,825
	2,000,000		Waste Management, Inc	3.900	03/01/35	2,097
	2,225,000		Waste Management, Inc	4.100	03/01/45	2,416
			TOTAL COMMERCIAL & PROFESSIONAL SERVICES			165,688

CONSUMER DURABLES & APPAREL - 0.2%
	3,000,000		Lennar Corp	4.500	11/15/19	3,125
	3,000,000		Lennar Corp	4.750	04/01/21	3,120
	3,850,000		Newell Rubbermaid, Inc	3.150	04/01/21	4,011
	2,875,000		Newell Rubbermaid, Inc	3.900	11/01/25	3,013
	6,175,000		Newell Rubbermaid, Inc	4.200	04/01/26	6,697
	500,000		PulteGroup, Inc	4.250	03/01/21	516
	1,000,000		PulteGroup, Inc	5.500	03/01/26	1,025
	6,900,000		PVH Corp	4.500	12/15/22	6,995
EUR	1,250,000		Whirlpool Corp	0.625	03/12/20	1,394
	$2,625,000		Whirlpool Corp	3.700	03/01/23	2,784
			TOTAL CONSUMER DURABLES & APPAREL			32,680

CONSUMER SERVICES - 1.1%
	1,500,000	g	1011778 BC / New Red Fin	6.000	04/01/22	1,556
	1,425,000		ADT Corp	6.250	10/15/21	1,523
	1,390,000		ADT Corp	3.500	07/15/22	1,274
	11,000,000		Amherst College	4.100	11/01/45	12,606
	2,000,000	g	Aramark Services, Inc	4.750	06/01/26	1,960
	1,840,000	g	International Game Technology	5.625	02/15/20	1,939
	1,610,000	g	International Game Technology	6.250	02/15/22	1,650
	1,610,000	g	International Game Technology	6.500	02/15/25	1,622
	5,000,000		Johns Hopkins University	4.083	07/01/53	5,563
	8,000,000		President and Fellows of Harvard College	3.529	10/01/31	8,590
	14,250,000		President and Fellows of Harvard College	3.619	10/01/37	15,552
	11,650,000	g	SABMiller Holdings, Inc	3.750	01/15/22	12,493
	5,000,000		Scientific Games International, Inc	6.250	09/01/20	3,162
	6,475,000		Service Corp International	5.375	05/15/24	6,718
	15,000,000		Smith College	4.620	07/01/45	17,436
	30,000,000		Stanford University	4.013	05/01/42	35,246
	6,600,000		Trustees of Dartmouth College	3.474	06/01/46	7,043
	21,000,000		University of Chicago	4.151	10/01/45	21,322
	13,700,000		Walt Disney Co	2.300	02/12/21	14,256
			TOTAL CONSUMER SERVICES			171,511

DIVERSIFIED FINANCIALS - 4.3%
	1,250,000		Ally Financial, Inc	3.750	11/18/19	1,253
	2,000,000		American Express Centurion Bank	6.000	09/13/17	2,107
	7,000,000		American Express Credit Corp	2.250	05/05/21	7,126
	2,150,000	g,i	Armor Re Ltd	4.709	12/15/16	2,139
	6,250,000	i	Bank of New York Mellon Corp (Step Bond)	1.969	06/20/17	6,304
	4,125,000		Bank of New York Mellon Corp	5.450	05/15/19	4,585
	400,000		Bank of New York Mellon Corp	4.150	02/01/21	441
	10,500,000		Bank of New York Mellon Corp	2.500	04/15/21	10,881
	11,550,000	g	Bayer US Finance LLC	2.375	10/08/19	11,807
	8,100,000	g	Bayer US Finance LLC	3.375	10/08/24	8,424
	5,000,000	g	BBVA Bancomer S.A.	6.750	09/30/22	5,582
314

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$2,100,000	g,i	BBVA Bancomer S.A.	5.350%	11/12/29	$2,074
EUR	1,000,000		BHP Billiton Finance Ltd	0.750	10/28/22	1,106
	$24,600,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	24,739
	7,175,000		Credit Suisse	2.300	05/28/19	7,271
	5,675,000		Credit Suisse	3.000	10/29/21	5,814
EUR	1,250,000		Credit Suisse Group Funding Guernsey Ltd	1.250	04/14/22	1,354
	$7,225,000		Credit Suisse Group Funding Guernsey Ltd	3.800	09/15/22	7,257
	7,700,000	g	Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	7,685
	10,250,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	10,037
	6,660,000		Ford Motor Credit Co LLC	4.250	02/03/17	6,766
	3,340,000		Ford Motor Credit Co LLC	6.625	08/15/17	3,526
	6,600,000		Ford Motor Credit Co LLC	2.375	03/12/19	6,693
	13,600,000		Ford Motor Credit Co LLC	3.157	08/04/20	14,102
	16,975,000		Ford Motor Credit Co LLC	3.200	01/15/21	17,487
	35,825,000		Ford Motor Credit Co LLC	4.134	08/04/25	38,428
	21,983,000	g	GE Capital International Funding Co	3.373	11/15/25	23,999
	5,228,000	g	GE Capital International Funding Co	4.418	11/15/35	5,865
	1,432,000		General Electric Capital Corp	5.875	01/14/38	1,938
	108,000		General Electric Capital Corp	6.875	01/10/39	163
	4,911,000		General Motors Financial Co, Inc	3.500	07/10/19	5,082
	3,158,000		General Motors Financial Co, Inc	3.200	07/13/20	3,200
	11,725,000		General Motors Financial Co, Inc	4.200	03/01/21	12,267
	17,625,000		General Motors Financial Co, Inc	3.200	07/06/21	17,676
	3,900,000		General Motors Financial Co, Inc	4.375	09/25/21	4,116
	5,000,000		General Motors Financial Co, Inc	3.450	04/10/22	4,997
	5,400,000		General Motors Financial Co, Inc	3.700	05/09/23	5,435
	500,000		General Motors Financial Co, Inc	4.300	07/13/25	513
	5,500,000		General Motors Financial Co, Inc	5.250	03/01/26	5,982
	11,075,000		Goldman Sachs Group, Inc	2.375	01/22/18	11,227
	13,575,000		Goldman Sachs Group, Inc	3.500	01/23/25	13,955
	7,675,000		Goldman Sachs Group, Inc	4.800	07/08/44	8,476
	10,550,000		Goldman Sachs Group, Inc	5.150	05/22/45	10,994
	4,375,000		Goldman Sachs Group, Inc	4.750	10/21/45	4,825
	3,800,000	g	GrupoSura Finance S.A.	5.500	04/29/26	3,961
	1,775,000	g	Hyundai Capital America	2.000	07/01/19	1,786
	5,425,000	g	Hyundai Capital America	2.600	03/19/20	5,523
	1,725,000		Icahn Enterprises LP	5.875	02/01/22	1,621
	2,750,000	g	ICICI Bank Ltd	4.700	02/21/18	2,862
	2,000,000	g	ICICI Bank Ltd	3.500	03/18/20	2,049
	4,850,000	g	ICICI Bank Ltd	4.000	03/18/26	4,931
	400,000		Indian Railway Finance Corp Ltd	3.917	02/26/19	420
	550,000		Intercontinental Exchange, Inc	2.750	12/01/20	576
	8,400,000		International Lease Finance Corp	3.875	04/15/18	8,554
	3,200,000		International Lease Finance Corp	5.875	04/01/19	3,412
	5,000,000		International Lease Finance Corp	5.875	08/15/22	5,412
	250,000		Jefferies Group, Inc	6.450	06/08/27	278
	4,900,000	g	KOC Holding AS.	5.250	03/15/23	5,082
	1,625,000		Legg Mason, Inc	2.700	07/15/19	1,663
	2,400,000		Legg Mason, Inc	3.950	07/15/24	2,427
	200,000	g	Lukoil International Finance BV	3.416	04/24/18	203
	2,050,000	g	LUKOIL International Finance BV	4.563	04/24/23	2,076
	21,500,000		Morgan Stanley	1.875	01/05/18	21,624
	9,475,000		Morgan Stanley	3.750	02/25/23	10,037
315

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$24,800,000		Morgan Stanley	3.700%	10/23/24	$25,954
9,300,000		Morgan Stanley	4.000	07/23/25	9,963
4,400,000		Morgan Stanley	3.875	01/27/26	4,685
8,000,000		Morgan Stanley	4.350	09/08/26	8,373
7,750,000		Morgan Stanley	6.375	07/24/42	10,461
300,000		Morgan Stanley	4.300	01/27/45	315
7,900,000	g	Nacional Financiera SNC	3.375	11/05/20	8,050
3,800,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	4,592
6,500,000	g	Nederlandse Waterschapsbank NV	1.875	03/13/19	6,643
5,000,000	g	Nederlandse Waterschapsbank NV	1.875	04/14/22	5,093
2,000,000	g	Reliance Holdings USA	4.500	10/19/20	2,165
100,000		State Street Corp	4.375	03/07/21	111
42,693,884		Tagua Leasing LLC	1.900	07/12/24	43,236
2,000,000	g	Three Gorges Finance I Cayman Islands Ltd	2.300	06/02/21	2,028
6,800,000	g	UBS Group Funding Jersey Ltd	2.950	09/24/20	6,916
5,900,000		Wells Fargo & Co	2.500	03/04/21	6,051
150,000		Wells Fargo & Co	3.900	05/01/45	158
13,800,000		Wells Fargo & Co	4.400	06/14/46	14,016
		TOTAL DIVERSIFIED FINANCIALS			599,005

ENERGY - 3.0%
8,900,000		Anadarko Petroleum Corp	4.850	03/15/21	9,440
4,200,000		Anadarko Petroleum Corp	5.550	03/15/26	4,640
2,850,000		Apache Corp	4.750	04/15/43	2,932
1,900,000		Apache Corp	4.250	01/15/44	1,840
6,650,000		Ashland, Inc	4.750	08/15/22	6,667
16,500,000		BP Capital Markets plc	1.375	05/10/18	16,524
13,300,000		BP Capital Markets plc	2.315	02/13/20	13,615
5,025,000		BP Capital Markets plc	3.119	05/04/26	5,112
690,000		California Resources Corp	5.000	01/15/20	364
3,129,000	g	California Resources Corp	8.000	12/15/22	2,222
478,000		California Resources Corp	6.000	11/15/24	234
16,975,000		Chevron Corp	2.419	11/17/20	17,512
500,000		Cimarex Energy Co	5.875	05/01/22	524
8,395,000		Cimarex Energy Co	4.375	06/01/24	8,783
5,475,000		Concho Resources, Inc	5.500	04/01/23	5,489
3,300,000		Devon Energy Corp	5.000	06/15/45	3,080
1,750,000		Dynegy, Inc	6.750	11/01/19	1,754
1,100,000		Ecopetrol S.A.	5.875	09/18/23	1,133
1,600,000		Ecopetrol S.A.	4.125	01/16/25	1,448
3,000,000		Ecopetrol S.A.	5.375	06/26/26	2,918
3,250,000		Enbridge Energy Partners LP	5.200	03/15/20	3,410
3,375,000		Enbridge Energy Partners LP	4.375	10/15/20	3,464
6,800,000		Enbridge Energy Partners LP	5.875	10/15/25	7,524
8,300,000		Energy Transfer Equity LP	5.500	06/01/27	7,802
3,525,000		Enterprise Products Operating LLC	2.850	04/15/21	3,642
10,450,000		Enterprise Products Operating LLC	3.750	02/15/25	10,904
7,500,000		Enterprise Products Operating LLC	5.100	02/15/45	8,253
5,150,000		EOG Resources, Inc	4.150	01/15/26	5,668
2,250,000		Exterran Partners LP	6.000	10/01/22	1,991
13,750,000		Exxon Mobil Corp	2.222	03/01/21	14,178
14,325,000		Exxon Mobil Corp	3.043	03/01/26	15,167
7,550,000		Exxon Mobil Corp	4.114	03/01/46	8,497
400,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	07/19/22	414
316

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$2,739,000		Husky Energy, Inc	3.950%	04/15/22	$2,833
	1,200,000	g	Indo Energy Finance II BV	6.375	01/24/23	665
	1,000,000	g	KMG Finance Sub BV	6.375	04/09/21	1,093
	5,030,000		Marathon Oil Corp	2.700	06/01/20	4,737
	2,625,000		Noble Energy, Inc	5.625	05/01/21	2,735
	900,000		Noble Energy, Inc	3.900	11/15/24	915
	1,850,000		Noble Energy, Inc	5.250	11/15/43	1,908
	6,675,000		Occidental Petroleum Corp	2.600	04/15/22	6,841
	3,425,000		Occidental Petroleum Corp	3.500	06/15/25	3,621
	3,370,000		Occidental Petroleum Corp	3.400	04/15/26	3,556
	10,850,000		ONE Gas, Inc	2.070	02/01/19	11,012
	3,500,000		ONE Gas, Inc	3.610	02/01/24	3,782
	3,900,000		Pemex Project Funding Master Trust	6.625	06/15/35	4,021
	2,000,000	g	Pertamina Persero PT	4.875	05/03/22	2,104
	1,300,000	g	Pertamina Persero PT	4.300	05/20/23	1,322
	2,000,000	i	Petrobras Global Finance BV	2.768	01/15/19	1,807
	1,120,000		Petrobras Global Finance BV	3.000	01/15/19	1,038
	16,600,000		Petrobras Global Finance BV	4.875	03/17/20	15,563
	2,000,000		Petrobras Global Finance BV	8.375	05/23/21	2,064
	500,000		Petrobras International Finance Co	5.750	01/20/20	482
	3,400,000	g	Petroleos Mexicanos	5.500	02/04/19	3,579
	6,750,000	g	Petroleos Mexicanos	6.375	02/04/21	7,339
	1,500,000		Petroleos Mexicanos	4.875	01/24/22	1,533
EUR	375,000		Petroleos Mexicanos	1.875	04/21/22	383
	$13,000,000		Petroleos Mexicanos	1.950	12/20/22	13,198
	6,955,000		Petroleos Mexicanos	2.000	12/20/22	7,073
	9,000,000		Petroleos Mexicanos	3.500	01/30/23	8,525
	1,000,000		Petroleos Mexicanos	4.250	01/15/25	963
	1,000,000		Petroleos Mexicanos	6.500	06/02/41	1,013
	4,180,000		Petroleos Mexicanos	5.500	06/27/44	3,777
	1,400,000		Petroleos Mexicanos	5.625	01/23/46	1,276
	1,750,000		Petroleum Co of Trinidad & Tobago Ltd	6.000	05/08/22	1,689
	614,000		Pioneer Natural Resources Co	7.500	01/15/20	719
	8,675,000		Pioneer Natural Resources Co	3.450	01/15/21	8,958
	6,850,000		Pioneer Natural Resources Co	4.450	01/15/26	7,467
	4,850,000		Plains All American Pipeline LP	4.650	10/15/25	4,899
	2,038,000		Plains All American Pipeline LP	4.900	02/15/45	1,823
	2,674,000		Precision Drilling Trust	6.625	11/15/20	2,447
	1,250,000		Questar Market Resources, Inc	6.875	03/01/21	1,263
	3,335,000		Range Resources Corp	5.000	08/15/22	3,143
	1,425,000		Regency Energy Partners LP	5.875	03/01/22	1,513
	250,000	g	Reliance Industries Ltd	4.125	01/28/25	260
EUR	900,000		Repsol International Finance BV	3.625	10/07/21	1,139
	$6,000,000		Shell International Finance BV	2.375	08/21/22	6,143
	16,250,000		Shell International Finance BV	3.250	05/11/25	17,056
EUR	750,000		Shell International Finance BV	1.875	09/15/25	928
	$11,225,000		Shell International Finance BV	4.000	05/10/46	11,457
	2,075,000		Statoil ASA	1.200	01/17/18	2,078
	5,300,000		Statoil ASA	2.450	01/17/23	5,368
	8,875,000		Statoil ASA	4.250	11/23/41	9,348
	250,000		Suncor Energy, Inc	3.600	12/01/24	264
	2,000,000		Targa Resources Partners LP	5.000	01/15/18	2,035
	2,000,000		Tesoro Corp	5.125	04/01/24	2,010
	1,000,000		Total Capital International S.A.	1.000	01/10/17	1,001
317

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
EUR	1,000,000		Total Capital International S.A.	2.500%	03/25/26	$1,301
	$3,400,000		TransCanada PipeLines Ltd	5.850	03/15/36	3,911
	2,750,000	i	TransCanada PipeLines Ltd	6.350	05/15/67	1,946
	1,000,000		Vale Overseas Ltd	4.375	01/11/22	937
	2,760,000		Vale Overseas Ltd	6.875	11/21/36	2,539
	350,000		WPX Energy, Inc	8.250	08/01/23	351
	2,400,000		WPX Energy, Inc	5.250	09/15/24	2,112
	400,000	g	YPF S.A.	8.500	03/23/21	429
			TOTAL ENERGY			424,437

FOOD & STAPLES RETAILING - 0.9%
	19,700,000		CVS Health Corp	2.800	07/20/20	20,505
	15,925,000		CVS Health Corp	2.125	06/01/21	16,113
	19,030,000		CVS Health Corp	3.875	07/20/25	20,943
	15,950,000		CVS Health Corp	2.875	06/01/26	16,302
	150,000		CVS Health Corp	5.125	07/20/45	186
	4,900,000		Ingles Markets, Inc	5.750	06/15/23	4,961
	2,275,000		SYSCO Corp	2.500	07/15/21	2,325
EUR	1,000,000		SYSCO Corp	1.250	06/23/23	1,120
	$8,250,000		Walgreen Co	4.400	09/15/42	8,368
	10,750,000		Walgreens Boots Alliance, Inc	2.700	11/18/19	11,108
	6,575,000		Walgreens Boots Alliance, Inc	2.600	06/01/21	6,683
	11,775,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	12,481
	5,125,000		Walgreens Boots Alliance, Inc	3.450	06/01/26	5,269
	1,475,000		Walgreens Boots Alliance, Inc	4.650	06/01/46	1,574
			TOTAL FOOD & STAPLES RETAILING			127,938

FOOD, BEVERAGE & TOBACCO - 1.1%
	4,916,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	11/01/22	4,437
	13,700,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	14,197
	23,925,000		Anheuser-Busch InBev Finance, Inc	3.650	02/01/26	25,607
	10,450,000		Anheuser-Busch InBev Finance, Inc	4.900	02/01/46	12,241
	14,775,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	15,005
EUR	1,250,000		BAT Netherlands Finance BV	2.375	01/19/23	1,529
	$3,000,000	g	Corp Lindley S.A.	4.625	04/12/23	3,068
	2,435,000	g	Embotelladora Andina S.A.	5.000	10/01/23	2,672
	4,000,000		Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	3,997
	200,000	g	Grupo Bimbo SAB de C.V.	3.875	06/27/24	208
EUR	1,250,000		Heineken NV	2.875	08/04/25	1,638
	$200,000	g	HJ Heinz Co	5.200	07/15/45	237
	150,000		JM Smucker Co	4.375	03/15/45	163
	4,115,000		Mead Johnson Nutrition Co	4.900	11/01/19	4,536
	3,650,000		Mead Johnson Nutrition Co	3.000	11/15/20	3,813
	6,200,000		Mondelez International, Inc	4.000	02/01/24	6,783
	680,000		PepsiCo, Inc	7.900	11/01/18	786
	3,950,000		PepsiCo, Inc	2.750	04/30/25	4,084
	5,850,000		PepsiCo, Inc	2.850	02/24/26	6,121
	18,100,000		PepsiCo, Inc	4.450	04/14/46	21,138
	2,000,000	g	Pernod-Ricard S.A.	2.950	01/15/17	2,017
	6,850,000	g	Pernod-Ricard S.A.	4.250	07/15/22	7,489
	4,525,000	g	Pernod-Ricard S.A.	3.250	06/08/26	4,634
	1,600,000		Philip Morris International, Inc	6.375	05/16/38	2,214
			TOTAL FOOD, BEVERAGE & TOBACCO			148,614
318

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
HEALTH CARE EQUIPMENT & SERVICES - 0.9%
$3,900,000		Becton Dickinson & Co	1.750%	11/08/16	$3,909
400,000		Becton Dickinson & Co	4.685	12/15/44	453
1,000,000		CHS/Community Health Systems	5.125	08/01/21	992
3,800,000		Covidien International Finance S.A.	3.200	06/15/22	4,055
9,800,000		Express Scripts Holding Co	3.900	02/15/22	10,504
3,975,000		Express Scripts Holding Co	4.500	02/25/26	4,369
8,850,000		Express Scripts Holding Co	3.400	03/01/27	8,860
4,500,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	4,995
4,560,000		HCA, Inc	6.500	02/15/20	5,056
4,575,000		HCA, Inc	5.875	03/15/22	4,975
200,000		Laboratory Corp of America Holdings	3.600	02/01/25	208
10,450,000		McKesson Corp	4.883	03/15/44	11,925
8,450,000		Medtronic, Inc	3.500	03/15/25	9,216
9,625,000		Medtronic, Inc	4.625	03/15/45	11,326
5,000,000		New York and Presbyterian Hospital	3.563	08/01/36	5,229
7,100,000		Owens & Minor, Inc	3.875	09/15/21	7,349
6,700,000		Stryker Corp	2.625	03/15/21	6,926
2,625,000		Stryker Corp	3.375	11/01/25	2,756
2,000,000		Tenet Healthcare Corp	4.375	10/01/21	1,990
2,700,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	2,747
3,100,000		Thermo Fisher Scientific, Inc	3.300	02/15/22	3,227
4,325,000		Thermo Fisher Scientific, Inc	3.150	01/15/23	4,421
10,100,000		Zimmer Holdings, Inc	2.700	04/01/20	10,223
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			125,711

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
7,175,000		Clorox Co	3.800	11/15/21	7,797
4,900,000		Clorox Co	3.500	12/15/24	5,249
6,800,000		Colgate-Palmolive Co	4.000	08/15/45	7,823
4,525,000		Ecolab, Inc	1.450	12/08/17	4,533
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			25,402

INSURANCE - 1.7%
350,000		ACE INA Holdings, Inc	4.350	11/03/45	403
150,000		Aetna, Inc	4.125	06/01/21	164
1,925,000		Aetna, Inc	6.625	06/15/36	2,568
9,050,000		Aetna, Inc	4.375	06/15/46	9,369
6,200,000		Allstate Corp	3.150	06/15/23	6,594
6,200,000		Allstate Corp	4.500	06/15/43	7,213
7,825,000		American International Group, Inc	2.300	07/16/19	7,962
11,850,000		American International Group, Inc	3.300	03/01/21	12,353
100,000		Berkshire Hathaway Finance Corp	4.300	05/15/43	112
19,230,000		Children’s Hospital Medic	4.268	05/15/44	21,467
3,750,000		Chubb Corp	6.000	05/11/37	5,093
1,390,000		Cigna Corp	5.125	06/15/20	1,543
6,900,000		Cigna Corp	4.500	03/15/21	7,576
4,900,000		Cigna Corp	3.250	04/15/25	5,005
21,975,000	g	Five Corners Funding Trust	4.419	11/15/23	23,726
2,800,000		Lincoln National Corp	7.000	06/15/40	3,608
500,000		Marsh & McLennan Cos, Inc	4.800	07/15/21	554
2,000,000		MetLife, Inc	4.368	09/15/23	2,215
3,050,000		MetLife, Inc	4.050	03/01/45	3,007
6,600,000	i	MetLife, Inc	5.250	12/30/49	6,550
2,825,000		Principal Financial Group, Inc	1.850	11/15/17	2,840
319

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$5,500,000		Progressive Corp	3.750%	08/23/21	$6,052
	8,050,000		Prudential Financial, Inc	7.375	06/15/19	9,339
	8,000,000		Prudential Financial, Inc	5.400	06/13/35	9,073
	7,775,000		Prudential Financial, Inc	5.100	08/15/43	8,619
	4,025,000	i	Prudential Financial, Inc	5.200	03/15/44	3,947
	150,000		Prudential Financial, Inc	4.600	05/15/44	161
	9,875,000	i	Prudential Financial, Inc	5.375	05/15/45	9,986
	3,000,000	g	Prudential Funding LLC	6.750	09/15/23	3,648
	2,425,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	2,456
	6,100,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	6,365
	4,250,000		Travelers Cos, Inc	5.800	05/15/18	4,610
	1,350,000		Travelers Cos, Inc	3.750	05/15/46	1,414
	6,650,000		UnitedHealth Group, Inc	3.750	07/15/25	7,288
	3,050,000		UnitedHealth Group, Inc	3.100	03/15/26	3,200
	200,000		UnitedHealth Group, Inc	4.625	07/15/35	232
	13,600,000		UnitedHealth Group, Inc	4.750	07/15/45	16,465
	6,750,000		WellPoint, Inc	3.125	05/15/22	6,984
	7,850,000		WellPoint, Inc	4.625	05/15/42	8,240
	500,000		Willis Group Holdings plc	5.750	03/15/21	559
	2,400,000		WR Berkley Corp	5.375	09/15/20	2,660
			TOTAL INSURANCE			241,220

MATERIALS - 1.2%
	6,630,000		Air Products & Chemicals, Inc	4.375	08/21/19	7,253
	675,000		Alcoa, Inc	5.125	10/01/24	673
	1,365,000		Ball Corp	5.000	03/15/22	1,449
	3,034,000		Barrick Gold Corp	4.100	05/01/23	3,208
	3,417,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	3,952
	2,500,000	g	Blue Cube Spinco, Inc	9.750	10/15/23	2,894
	1,425,000	g	Blue Cube Spinco, Inc	10.000	10/15/25	1,646
	1,300,000		Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	1,354
	2,300,000	g	Cemex Finance LLC	6.000	04/01/24	2,231
	400,000	g	Cemex SAB de C.V.	6.125	05/05/25	389
	1,475,000	g	Cemex SAB de C.V.	7.750	04/16/26	1,549
	3,175,000		CF Industries, Inc	7.125	05/01/20	3,664
	3,550,000		Corning, Inc	1.450	11/15/17	3,548
EUR	300,000	g	Corp Nacional del Cobre de Chile	2.250	07/09/24	326
	$800,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	857
	1,600,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	1,695
	4,225,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.000	07/17/22	4,179
	2,400,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.500	09/16/25	2,513
	1,915,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.250	07/17/42	1,770
	1,390,000		Crown Americas LLC	4.500	01/15/23	1,418
	1,000,000		Eastman Chemical Co	5.500	11/15/19	1,107
	5,450,000		Eastman Chemical Co	3.800	03/15/25	5,763
	200,000		EI du Pont de Nemours & Co	2.800	02/15/23	205
	8,775,000	g	Georgia-Pacific LLC	2.539	11/15/19	8,987
	5,375,000	g	Glencore Funding LLC	2.125	04/16/18	5,241
	28,950,000	g	Glencore Funding LLC	2.500	01/15/19	27,828
	6,450,000	g	Glencore Funding LLC	4.625	04/29/24	6,031
	2,025,000	g	GTL Trade Finance, Inc	5.893	04/29/24	1,785
	12,000,000		International Paper Co	4.750	02/15/22	13,333
	6,925,000		Kimberly-Clark Corp	2.750	02/15/26	7,273
	3,200,000	g	Klabin Finance S.A.	5.250	07/16/24	3,144
320

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,000,000		LyondellBasell Industries NV	5.000%	04/15/19	$3,249
6,840,000		Nucor Corp	4.000	08/01/23	7,308
3,800,000	g	OCP S.A.	5.625	04/25/24	4,028
2,860,000	g	Owens-Brockway Glass Container, Inc	5.375	01/15/25	2,839
3,150,000		Packaging Corp of America	3.650	09/15/24	3,255
5,000,000		Rock Tenn Co	3.500	03/01/20	5,162
3,000,000		Rock Tenn Co	4.000	03/01/23	3,134
665,000	g	Sealed Air Corp	6.500	12/01/20	756
1,370,000	g	Sealed Air Corp	5.250	04/01/23	1,418
1,675,000		Steel Dynamics, Inc	5.125	10/01/21	1,711
3,200,000		Teck Resources Ltd	3.750	02/01/23	2,432
400,000	g	Turkiye Sise ve Cam Fabrikalari AS.	4.250	05/09/20	401
2,000,000	g	Union Andina de Cementos SAA	5.875	10/30/21	2,027
		TOTAL MATERIALS			164,985

MEDIA - 1.6%
6,750,000		CBS Corp	2.300	08/15/19	6,854
3,500,000		CBS Corp	4.000	01/15/26	3,738
11,150,000	g	CCO Safari II LLC	3.579	07/23/20	11,658
8,295,000	g	CCO Safari II LLC	4.464	07/23/22	8,931
13,900,000	g	Charter Communications Operating LLC	4.908	07/23/25	15,150
3,500,000		Cinemark USA, Inc	4.875	06/01/23	3,456
26,000,000		Comcast Corp	4.250	01/15/33	28,709
2,430,000	g	Gannett Co, Inc	4.875	09/15/21	2,491
2,925,000	g	Gannett Co, Inc	5.500	09/15/24	3,013
825,000		Grupo Televisa S.A.	6.000	05/15/18	890
4,800,000		Grupo Televisa SAB	4.625	01/30/26	5,193
2,675,000		Grupo Televisa SAB	5.000	05/13/45	2,569
2,000,000		Lamar Media Corp	5.000	05/01/23	2,060
2,000,000		Lamar Media Corp	5.375	01/15/24	2,085
7,250,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	7,329
7,700,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	7,872
10,350,000		NBC Universal Media LLC	2.875	01/15/23	10,893
3,735,000		Nielsen Finance LLC	4.500	10/01/20	3,805
4,650,000		Outfront Media Capital LLC	5.250	02/15/22	4,720
6,600,000		Scripps Networks Interactive, Inc	2.800	06/15/20	6,704
5,675,000		Time Warner Cable, Inc	5.875	11/15/40	6,184
4,075,000		Time Warner Cable, Inc	4.500	09/15/42	3,800
20,550,000		Time Warner, Inc	2.100	06/01/19	20,895
19,575,000		Time Warner, Inc	3.600	07/15/25	20,723
3,825,000		Time Warner, Inc	6.500	11/15/36	4,853
7,100,000		Time Warner, Inc	4.650	06/01/44	7,468
150,000		Time Warner, Inc	4.850	07/15/45	163
1,600,000	g	Time, Inc	5.750	04/15/22	1,504
4,000,000	g	Univision Communications, Inc	5.125	05/15/23	3,970
5,400,000		Viacom, Inc	2.500	12/15/16	5,423
3,000,000		Viacom, Inc	3.500	04/01/17	3,043
7,375,000		Viacom, Inc	5.850	09/01/43	7,399
1,525,000	g	Virgin Media Finance plc	6.000	10/15/24	1,498
		TOTAL MEDIA			225,043

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.4%
16,950,000		AbbVie, Inc	2.500	05/14/20	17,351
9,500,000		AbbVie, Inc	3.200	05/14/26	9,605
321

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$7,125,000		Actavis Funding SCS	3.000%	03/12/20	$7,342
19,675,000		Actavis Funding SCS	3.800	03/15/25	20,472
400,000		Actavis Funding SCS	4.750	03/15/45	419
7,500,000		Biogen, Inc	2.900	09/15/20	7,817
7,450,000		Celgene Corp	2.875	08/15/20	7,705
11,575,000		Celgene Corp	3.875	08/15/25	12,353
650,000	g	Endo Finance LLC	6.000	02/01/25	564
6,850,000		Gilead Sciences, Inc	3.500	02/01/25	7,306
9,850,000		Gilead Sciences, Inc	3.650	03/01/26	10,717
200,000		Gilead Sciences, Inc	4.750	03/01/46	227
8,450,000		Johnson & Johnson	1.650	03/01/21	8,599
13,275,000		Johnson & Johnson	2.450	03/01/26	13,728
4,100,000	g	Mylan NV	3.750	12/15/20	4,275
6,600,000	g	Mylan NV	3.150	06/15/21	6,702
3,725,000		Mylan, Inc	2.550	03/28/19	3,771
26,725,000		Novartis Capital Corp	3.000	11/20/25	28,402
13,700,000		Novartis Capital Corp	4.000	11/20/45	15,628
500,000		Perrigo Finance plc	3.900	12/15/24	507
2,850,000		Perrigo Finance plc	4.900	12/15/44	2,813
2,700,000	g	Roche Holdings, Inc	2.625	05/15/26	2,794
3,075,000		Zoetis, Inc	3.450	11/13/20	3,175
2,900,000		Zoetis, Inc	4.500	11/13/25	3,200
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			195,472

REAL ESTATE - 1.2%
1,675,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	1,734
300,000		Boston Properties LP	4.125	05/15/21	327
5,575,000		Brandywine Operating Partnership LP	4.100	10/01/24	5,683
4,500,000		Brixmor Operating Partnership LP	3.875	08/15/22	4,624
5,825,000		Brixmor Operating Partnership LP	3.850	02/01/25	5,860
2,650,000		Brixmor Operating Partnership LP	4.125	06/15/26	2,721
3,965,000		Camden Property Trust	4.625	06/15/21	4,356
3,000,000		Camden Property Trust	2.950	12/15/22	3,034
5,175,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	5,483
3,450,000		DDR Corp	3.625	02/01/25	3,462
3,250,000		DDR Corp	4.250	02/01/26	3,409
6,800,000		Developers Diversified Realty Corp	4.750	04/15/18	7,095
3,460,000		Developers Diversified Realty Corp	7.875	09/01/20	4,179
1,600,000		Duke Realty LP	3.250	06/30/26	1,623
2,075,000		Equinix, Inc	4.875	04/01/20	2,153
2,250,000		Equinix, Inc	5.375	01/01/22	2,323
2,750,000		Equity One, Inc	3.750	11/15/22	2,796
210,000		ERP Operating LP	4.625	12/15/21	237
2,754,000		Essex Portfolio LP	3.375	01/15/23	2,845
500,000		HCP, Inc	5.375	02/01/21	556
2,775,000		Healthcare Realty Trust, Inc	5.750	01/15/21	3,114
1,625,000		Healthcare Realty Trust, Inc	3.750	04/15/23	1,631
6,600,000		Healthcare Realty Trust, Inc	3.875	05/01/25	6,643
3,700,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	3,803
3,550,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	3,640
1,600,000		Highwoods Realty LP	5.850	03/15/17	1,645
1,775,000		Host Hotels & Resorts LP	4.500	02/01/26	1,873
2,800,000		Kimco Realty Corp	3.400	11/01/22	2,935
5,224,000		Mid-America Apartments LP	4.300	10/15/23	5,621
322

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$5,525,000		Mid-America Apartments LP	3.750%	06/15/24	$5,733
	4,300,000		Mid-America Apartments LP	4.000	11/15/25	4,530
	3,600,000		National Retail Properties, Inc	3.800	10/15/22	3,803
	5,425,000		National Retail Properties, Inc	3.300	04/15/23	5,506
	2,575,000		National Retail Properties, Inc	4.000	11/15/25	2,734
	400,000		ProLogis LP	3.350	02/01/21	423
	169,000		Regency Centers LP	5.875	06/15/17	176
	7,225,000		Regency Centers LP	3.900	11/01/25	7,606
	400,000		Shimao Property Holdings Ltd	6.625	01/14/20	420
	3,040,000		Simon Property Group LP	10.350	04/01/19	3,703
	122,000		Simon Property Group LP	4.375	03/01/21	135
	1,255,000	g	Trust F/1401	5.250	12/15/24	1,287
	1,950,000	g	Trust F/1401	5.250	01/30/26	1,984
	450,000		Ventas Realty LP	4.125	01/15/26	484
	1,170,000		Weingarten Realty Investors	3.375	10/15/22	1,193
	4,800,000		Weingarten Realty Investors	3.500	04/15/23	4,845
	3,025,000		Weingarten Realty Investors	4.450	01/15/24	3,217
	3,950,000		Weingarten Realty Investors	3.850	06/01/25	4,054
	13,475,000		Welltower, Inc	4.000	06/01/25	14,169
			TOTAL REAL ESTATE			161,407

RETAILING - 0.6%
	100,000		Amazon.com, Inc	4.950	12/05/44	121
	600,000		Asbury Automotive Group, Inc	6.000	12/15/24	604
	4,150,000		AutoNation, Inc	3.350	01/15/21	4,250
	4,425,000		AutoZone, Inc	3.250	04/15/25	4,589
	100,000		Best Buy Co, Inc	5.500	03/15/21	106
	150,000		Gap, Inc	5.950	04/12/21	157
	1,743,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	1,438
	8,850,000		Home Depot, Inc	2.000	04/01/21	9,091
	8,725,000		Home Depot, Inc	3.350	09/15/25	9,513
	5,175,000		Home Depot, Inc	3.000	04/01/26	5,503
	1,500,000		JD.com, Inc	3.125	04/29/21	1,473
	3,150,000		L Brands, Inc	6.750	07/01/36	3,148
	3,150,000		Limited Brands, Inc	7.000	05/01/20	3,560
	8,315,000		O’Reilly Automotive, Inc	4.625	09/15/21	9,181
	4,550,000		O’Reilly Automotive, Inc	3.800	09/01/22	4,900
	1,300,000		O’Reilly Automotive, Inc	3.550	03/15/26	1,364
	5,050,000	g	Rolls-Royce plc	2.375	10/14/20	5,187
	1,850,000	g	Rolls-Royce plc	3.625	10/14/25	1,965
GBP	1,250,000		Rolls-Royce plc	3.375	06/18/26	1,760
	$11,575,000		Target Corp	2.500	04/15/26	11,874
	5,625,000		Target Corp	3.625	04/15/46	5,772
EUR	750,000		Wal-Mart Stores, Inc	1.900	04/08/22	911
	$150,000		Wal-Mart Stores, Inc	4.300	04/22/44	176
			TOTAL RETAILING			86,643

SOFTWARE & SERVICES - 0.6%
	1,500,000		Baidu, Inc	3.000	06/30/20	1,531
	20,350,000		Fidelity National Information Services, Inc	3.625	10/15/20	21,509
	12,121,000		Fidelity National Information Services, Inc	5.000	03/15/22	12,629
	6,825,000		Microsoft Corp	3.125	11/03/25	7,307
	3,075,000		NCR Corp	4.625	02/15/21	3,044
	525,000		NCR Corp	5.875	12/15/21	533
323

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$1,650,000	g	Open Text Corp	5.625%	01/15/23	$1,671
	13,600,000	h	Oracle Corp	1.900	09/15/21	13,653
	13,600,000	h	Oracle Corp	2.650	07/15/26	13,616
	13,600,000	h	Oracle Corp	4.000	07/15/46	13,703
			TOTAL SOFTWARE & SERVICES			89,196

TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
	3,475,000		Amphenol Corp	3.125	09/15/21	3,593
	13,900,000		Apple, Inc	2.250	02/23/21	14,303
	11,325,000		Apple, Inc	3.250	02/23/26	12,033
	4,525,000		Apple, Inc	4.650	02/23/46	5,098
	1,975,000		CC Holdings GS V LLC	2.381	12/15/17	2,001
	625,000	g	CommScope, Inc	4.375	06/15/20	644
	1,600,000	g	CommScope, Inc	5.000	06/15/21	1,634
	2,600,000	g	CommScope, Inc	5.500	06/15/24	2,639
	3,300,000		General Electric Co	5.250	12/06/17	3,499
EUR	1,200,000		General Electric Co	1.875	05/28/27	1,473
	$4,075,000		General Electric Co	4.125	10/09/42	4,485
	1,475,000	g	Millicom International Cellular S.A.	6.000	03/15/25	1,438
	525,000	g	Sensata Technologies BV	5.625	11/01/24	545
	5,050,000		Tyco Electronics Group S.A.	2.375	12/17/18	5,125
	6,669,000		Tyco Electronics Group S.A.	3.500	02/03/22	7,048
EUR	1,000,000		Tyco Electronics Group S.A.	1.100	03/01/23	1,128
	$2,175,000		Tyco Electronics Group S.A.	3.700	02/15/26	2,294
			TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			68,980

TELECOMMUNICATION SERVICES - 1.7%
	2,000,000		Alibaba Group Holding Ltd	2.500	11/28/19	2,023
	10,300,000		American Tower Corp	3.300	02/15/21	10,746
	4,350,000		American Tower Corp	3.500	01/31/23	4,502
	2,418,000		American Tower Corp	4.400	02/15/26	2,626
	4,125,000		American Tower Corp	3.375	10/15/26	4,149
	21,350,000		AT&T, Inc	1.400	12/01/17	21,384
	9,650,000		AT&T, Inc	2.450	06/30/20	9,853
	8,200,000		AT&T, Inc	2.625	12/01/22	8,211
	8,800,000		AT&T, Inc	4.450	04/01/24	9,638
	27,225,000		AT&T, Inc	3.400	05/15/25	27,862
EUR	1,250,000		AT&T, Inc	3.500	12/17/25	1,657
	$13,600,000		AT&T, Inc	4.125	02/17/26	14,610
	12,875,000		AT&T, Inc	4.500	05/15/35	13,156
	150,000		AT&T, Inc	4.800	06/15/44	154
	4,525,000		AT&T, Inc	4.750	05/15/46	4,638
	4,400,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	4,755
	200,000	g	Bharti Airtel International Netherlands BV	5.350	05/20/24	221
	3,015,000		Crown Castle International Corp	3.400	02/15/21	3,148
	3,911,000		Crown Castle International Corp	4.875	04/15/22	4,295
	4,000,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	4,026
EUR	1,250,000		Deutsche Telekom International Finance BV	0.625	04/03/23	1,417
	$4,000,000		Deutsche Telekom International Finance BV	8.750	06/15/30	6,027
	3,700,000	g	ENTEL Chile S.A.	4.875	10/30/24	3,771
	3,500,000	g,n	Oi S.A.	5.750	02/10/22	560
	3,950,000		Orange S.A.	5.500	02/06/44	4,975
	2,325,000		T-Mobile USA, Inc	6.375	03/01/25	2,430
	1,700,000	g	Turk Telekomunikasyon AS.	4.875	06/19/24	1,696
324

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$9,275,000		Verizon Communications, Inc	3.450%	03/15/21	$9,939
5,625,000		Verizon Communications, Inc	4.150	03/15/24	6,204
14,025,000		Verizon Communications, Inc	4.400	11/01/34	14,469
26,220,000		Verizon Communications, Inc	4.272	01/15/36	26,803
10,550,000		Verizon Communications, Inc	3.850	11/01/42	9,945
800,000		Verizon Communications, Inc	5.012	08/21/54	850
		TOTAL TELECOMMUNICATION SERVICES			240,740

TRANSPORTATION - 1.0%
2,600,000	g	Adani Ports & Special Economic Zone Ltd	3.500	07/29/20	2,586
5,730,000	g	Asciano Finance Ltd	5.000	04/07/18	5,920
1,000,000	g	Bombardier, Inc	5.500	09/15/18	990
1,075,000	g	Bombardier, Inc	4.750	04/15/19	1,027
4,500,000		Burlington Northern Santa Fe LLC	4.550	09/01/44	5,179
72,000		Burlington Northern Santa Fe LLC	4.150	04/01/45	78
9,200,000		Canadian Pacific Railway Co	2.900	02/01/25	9,347
3,325,000		Canadian Pacific Railway Co	4.800	08/01/45	3,836
11,000,000		CSX Corp	3.350	11/01/25	11,696
3,150,000		CSX Corp	4.100	03/15/44	3,368
6,800,000	g	ERAC USA Finance LLC	2.600	12/01/21	6,912
3,900,000	g	ERAC USA Finance LLC	3.300	10/15/22	4,059
3,775,000	g	ERAC USA Finance LLC	3.300	12/01/26	3,877
4,150,000	g	ERAC USA Finance LLC	5.625	03/15/42	5,035
5,375,000		FedEx Corp	3.250	04/01/26	5,600
6,311,000		GATX Corp	1.250	03/04/17	6,302
7,150,000		GATX Corp	2.500	07/30/19	7,223
4,425,000		GATX Corp	3.250	03/30/25	4,316
5,900,000		GATX Corp	5.200	03/15/44	6,116
6,650,000		GATX Corp	4.500	03/30/45	6,096
17,344,000	g	Kansas City Southern	2.350	05/15/20	17,335
9,075,000	g	Kansas City Southern	4.950	08/15/45	10,198
3,750,000	g	Latam Airlines Group S.A.	7.250	06/09/20	3,633
9,950,000		Norfolk Southern Corp	4.450	06/15/45	10,973
2,625,000		Northrop Grumman Corp	1.750	06/01/18	2,650
2,100,000	g	Transnet SOC Ltd	4.000	07/26/22	1,991
3,500,000	g	TTX Co	3.600	01/15/25	3,661
		TOTAL TRANSPORTATION			150,004

UTILITIES - 3.6%
5,175,000	g	Abu Dhabi National Energy Co PJSC	3.625	06/22/21	5,422
1,250,000		AerCap Ireland Capital Ltd	4.625	10/30/20	1,296
408,000	i	AES Corp	3.673	06/01/19	407
4,225,000		AES Corp	4.875	05/15/23	4,172
1,500,000		AES Corp	5.500	03/15/24	1,536
8,475,000		AGL Capital Corp	3.875	11/15/25	9,108
2,125,000		AGL Capital Corp	4.400	06/01/43	2,175
5,150,000		Alabama Power Co	3.550	12/01/23	5,628
3,475,000		Alabama Power Co	4.150	08/15/44	3,804
15,000,000		American Electric Power Co, Inc	1.650	12/15/17	15,043
6,000,000		American Electric Power Co, Inc	2.950	12/15/22	6,247
5,850,000		AmeriGas Finance LLC	3.750	05/01/21	6,046
2,000,000		AmeriGas Finance LLC	7.000	05/20/22	2,111
2,375,000		AmeriGas Partners LP	5.625	05/20/24	2,393
3,550,000		AmeriGas Partners LP	5.875	08/20/26	3,559
325

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$5,500,000		Atmos Energy Corp	8.500%	03/15/19	$6,484
	6,225,000		Black Hills Corp	4.250	11/30/23	6,791
	4,750,000		Carolina Power & Light Co	5.300	01/15/19	5,230
	2,750,000		Carolina Power & Light Co	5.700	04/01/35	3,479
	3,670,000		CenterPoint Energy Resources Corp	4.500	01/15/21	3,983
	3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	4,191
	3,840,000	g	CEZ AS.	4.250	04/03/22	4,086
EUR	400,000		CEZ AS.	3.000	06/05/28	514
	$2,500,000		CMS Energy Corp	5.050	02/15/18	2,646
	4,675,000		CMS Energy Corp	3.600	11/15/25	4,967
	2,750,000	g	Comision Federal de Electricidad	4.875	05/26/21	2,932
	2,200,000	g	Comision Federal de Electricidad	4.875	01/15/24	2,310
	400,000	g	Comision Federal de Electricidad	6.125	06/16/45	426
	4,200,000		Commonwealth Edison Co	5.900	03/15/36	5,597
	2,750,000		Connecticut Light & Power Co	5.500	02/01/19	3,043
	7,500,000		Consolidated Edison Co of New York, Inc	4.500	12/01/45	8,531
	6,800,000		Consolidated Edison Co of New York, Inc	3.850	06/15/46	7,045
	4,575,000		Consolidated Edison, Inc	2.000	05/15/21	4,623
	6,100,000	g	Diamond Finance Corp	3.480	06/01/19	6,249
	13,175,000	g	Diamond Finance Corp	4.420	06/15/21	13,541
	5,775,000		Dominion Gas Holdings LLC	4.600	12/15/44	6,015
	1,400,000		Duke Energy Carolinas LLC	4.300	06/15/20	1,558
	750,000		Duke Energy Corp	4.800	12/15/45	869
	17,500,000		Duke Energy Florida Project Finance LLC	1.196	03/01/20	17,513
	5,000,000		Duke Energy Florida Project Finance LLC	1.731	09/01/22	5,083
	1,450,000		Duke Energy Ohio, Inc	3.800	09/01/23	1,601
	13,350,000	g	Electricite de France S.A.	2.350	10/13/20	13,643
	13,350,000	g	Electricite de France S.A.	3.625	10/13/25	13,930
	7,100,000	g,i	Electricite de France S.A.	5.625	12/30/49	6,763
	3,000,000	g	Empresa Electrica Angamos S.A.	4.875	05/25/29	2,949
EUR	1,500,000		Engie S.A.	2.375	05/19/26	1,930
	$3,275,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	3,247
	800,000		Exelon Generation Co LLC	6.200	10/01/17	845
	2,250,000		Ferrellgas Partners LP	6.500	05/01/21	2,064
	1,750,000		Ferrellgas Partners LP	6.750	01/15/22	1,592
	6,250,000	g	FirstEnergy Transmission LLC	4.350	01/15/25	6,611
	2,000,000		Florida Power Corp	6.400	06/15/38	2,851
EUR	1,250,000		General Motors Financial International BV	1.875	10/15/19	1,442
	$3,000,000		Georgia Power Co	5.400	06/01/40	3,723
	1,150,000	g	Golden Legacy Pte Ltd	8.250	06/07/21	1,172
	2,450,000	g	Hrvatska Elektroprivreda	5.875	10/23/22	2,574
EUR	1,500,000		Iberdrola International BV	1.125	04/21/26	1,693
	$5,000,000		Indiana Michigan Power Co	7.000	03/15/19	5,681
	2,650,000		Indiana Michigan Power Co	4.550	03/15/46	2,947
	2,725,000		Integrys Energy Group, Inc	4.170	11/01/20	2,996
	1,350,000	g	Israel Electric Corp Ltd	6.700	02/10/17	1,386
	3,000,000	g	Israel Electric Corp Ltd	5.625	06/21/18	3,177
	1,300,000	g	Israel Electric Corp Ltd	5.000	11/12/24	1,388
	1,000,000	g	Kansas Gas & Electric	6.700	06/15/19	1,148
	2,825,000		Kinder Morgan, Inc	9.000	02/01/19	3,217
EUR	1,000,000		Kinder Morgan, Inc	2.250	03/16/27	1,020
	$1,500,000	g	Korea Hydro & Nuclear Power Co Ltd	2.875	10/02/18	1,537
	1,375,000	g	Korea Hydro & Nuclear Power Co Ltd	2.375	10/28/19	1,398
	5,000,000		LG&E and KU Energy LLC	3.750	11/15/20	5,370
326

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$12,500,000		Mercy Health	3.382%	11/01/25	$13,336
4,240,000	g	MPLX LP	5.500	02/15/23	4,308
3,800,000		MPLX LP	4.000	02/15/25	3,453
2,800,000		Nevada Power Co	6.500	08/01/18	3,103
3,335,000		Nevada Power Co	5.450	05/15/41	4,234
300,000		NextEra Energy Capital Holdings, Inc	2.056	09/01/17	302
3,700,000		NiSource Finance Corp	4.800	02/15/44	4,246
3,375,000		Northeast Utilities	1.450	05/01/18	3,380
2,000,000		NRG Energy, Inc	6.250	05/01/24	1,904
2,500,000		NTPC Ltd	5.625	07/14/21	2,836
1,000,000		NTPC Ltd	4.750	10/03/22	1,102
7,100,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	7,215
1,280,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	1,565
8,170,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	9,362
1,325,000		Oncor Electric Delivery Co LLC	3.750	04/01/45	1,359
3,900,000		Pacific Gas & Electric Co	8.250	10/15/18	4,492
5,850,000		Pacific Gas & Electric Co	4.250	03/15/46	6,505
4,500,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/24	4,690
1,500,000	g	Perusahaan Listrik Negara PT	5.500	11/22/21	1,632
750,000		Potomac Electric Power Co	7.900	12/15/38	1,177
6,925,000		PPL Capital Funding, Inc	4.200	06/15/22	7,547
4,725,000		PPL Capital Funding, Inc	3.100	05/15/26	4,779
2,000,000		PPL Electric Utilities Corp	3.000	09/15/21	2,129
3,825,000		Progress Energy, Inc	7.050	03/15/19	4,366
8,800,000		Public Service Co of Oklahoma	5.150	12/01/19	9,792
2,640,000		Public Service Electric & Gas Co	5.300	05/01/18	2,836
2,850,000		Public Service Electric & Gas Co	3.800	03/01/46	3,094
2,940,000		QEP Resources, Inc	5.375	10/01/22	2,742
250,000		Sempra Energy	2.300	04/01/17	252
5,550,000		Sempra Energy	2.875	10/01/22	5,678
6,800,000		Southern Co	4.400	07/01/46	7,315
7,825,000		Southern Power Co	4.150	12/01/25	8,466
2,000,000	g	SP PowerAssets Ltd	3.250	11/24/25	2,141
6,600,000		Spectra Energy Partners LP	4.500	03/15/45	6,713
600,000		TransAlta Corp	6.900	05/15/18	617
3,250,000	g	Transportadora de Gas del Peru S.A.	4.250	04/30/28	3,246
3,875,000	g	Transurban Finance Co Pty Ltd	4.125	02/02/26	4,119
3,680,000		Virginia Electric & Power Co	2.950	01/15/22	3,877
9,325,000		Virginia Electric and Power Co	3.150	01/15/26	9,850
1,300,000	h	Western Gas Partners LP	4.650	07/01/26	1,296
5,075,000		Williams Partners LP	3.600	03/15/22	4,805
7,250,000		Williams Partners LP	4.500	11/15/23	6,956
4,125,000		Wisconsin Power & Light Co	4.100	10/15/44	4,483
2,890,000		Xcel Energy, Inc	4.800	09/15/41	3,324
		TOTAL UTILITIES			487,172

		TOTAL CORPORATE BONDS			4,814,983
		(Cost $4,603,163)

GOVERNMENT BONDS - 49.5%

AGENCY SECURITIES - 1.7%
12,156,734		AMAL Ltd	3.465	08/21/21	12,823
5,500,000		Amber Circle Funding Ltd	3.250	12/04/22	5,744
327

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$5,381,241		Export Lease Ten Co LLC	1.650%	05/07/25	$5,384
	17,420,000		Lutheran Medical Center	1.982	02/20/30	17,576
	12,179,393		Premier Aircraft Leasing	3.576	02/06/22	12,912
	34,000,000		Private Export Funding Corp (PEFCO)	1.375	02/15/17	34,148
	10,000,000		PEFCO	2.250	12/15/17	10,207
	5,000,000		PEFCO	4.375	03/15/19	5,449
	7,240,000		PEFCO	1.450	08/15/19	7,345
	27,750,000		PEFCO	2.250	03/15/20	28,783
	35,000,000		PEFCO	4.300	12/15/21	40,020
	30,000,000		PEFCO	2.050	11/15/22	30,904
	1,471,094		Totem Ocean Trailer Express, Inc	4.514	12/18/19	1,552
	9,000,000		Ukraine Government AID Bonds	1.844	05/16/19	9,162
	13,355,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	14,172
	3,000,000		US Department of Housing and Urban Development (HUD)	5.380	08/01/18	3,014
	10,000,000		Montefiore Medical Center	2.152	10/20/26	10,237
			TOTAL AGENCY SECURITIES			249,432

FOREIGN GOVERNMENT BONDS - 5.9%
	4,000,000	g	Abu Dhabi Government International Bond	3.125	05/03/26	4,120
	15,000,000		African Development Bank	1.375	12/17/18	15,197
	2,725,000	g	Argentine Republic Government International Bond	6.875	04/22/21	2,909
AUD	1,900,000		Australia Government Bond	3.250	10/21/18	1,470
	1,700,000		Australia Government Bond	5.750	05/15/21	1,510
	1,800,000		Australia Government Bond	3.750	04/21/37	1,595
	$2,250,000	g	Banque Centrale de Tunisie S.A.	5.750	01/30/25	2,031
	6,000,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	5,355
BRL	9,000,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/19	2,683
	5,750,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	1,672
	$5,750,000		Brazilian Government International Bond	4.250	01/07/25	5,649
	2,000,000		Brazilian Government International Bond	5.625	01/07/41	1,935
EUR	500,000		Bundesrepublik Deutschland	1.500	02/15/23	628
	1,600,000		Bundesrepublik Deutschland	0.500	02/15/26	1,884
	$6,000,000	g	Caisse d’Amortissement de la Dette Sociale	1.500	01/28/19	6,056
	5,000,000	g	Caisse d’Amortissement de la Dette Sociale	2.000	04/17/20	5,122
	1,850,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	07/28/20	1,884
	4,000,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	02/12/22	4,047
EUR	400,000		Caisse d’Amortissement de la Dette Sociale	1.375	11/25/24	491
	$25,275,000		Canada Government International Bond	0.875	02/14/17	25,315
CAD	1,600,000	g	Canada Housing Trust No	2.000	12/15/19	1,284
	1,400,000	g	Canada Housing Trust No	2.250	12/15/25	1,154
	1,460,000		Canadian Government Bond	0.250	05/01/18	1,125
	1,400,000		Canadian Government Bond	0.750	03/01/21	1,093
	600,000		Canadian Government Bond	2.500	06/01/24	523
	600,000		Canadian Government Bond	1.500	06/01/26	483
	$3,000,000		Chile Government International Bond	3.125	01/21/26	3,097
	5,410,000		Colombia Government International Bond	4.375	07/12/21	5,816
	1,775,000		Colombia Government International Bond	2.625	03/15/23	1,717
	2,500,000		Colombia Government International Bond	4.500	01/28/26	2,663
	1,500,000		Colombia Government International Bond	6.125	01/18/41	1,740
COP	2,730,000,000		Colombian TES	7.000	05/04/22	933
	$3,500,000	g	Costa Rica Government International Bond	7.158	03/12/45	3,500
DKK	3,700,000		Denmark Government Bond	1.500	11/15/23	620
328

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
DKK	3,600,000		Denmark Government Bond	1.750%	11/15/25	$620
DOP	63,500,000	g	Dominican Republic International Bond	10.000	01/05/17	1,385
	$1,550,000	g,h	Dominican Republic International Bond	6.875	01/29/26	1,713
	1,070,000	g	Dominican Republic International Bond	7.450	04/30/44	1,177
	3,500,000	g	Ecuador Government International Bond	10.500	03/24/20	3,465
	2,475,000	g	Egypt Government International Bond	5.875	06/11/25	2,166
EUR	25,500,000,000		European Bank for Reconstruction & Development	7.250	08/22/17	1,922
INR	130,000,000	g	European Investment Bank	5.750	10/09/17	1,878
	$10,000,000		European Investment Bank	2.500	04/15/21	10,546
	3,500,000		European Investment Bank	4.875	02/15/36	4,715
	1,200,000		Export Development Canada	1.250	02/04/19	1,212
	5,500,000	g	Export-Import Bank of China	2.500	07/31/19	5,631
	2,000,000	g	Export-Import Bank of China	2.850	09/16/20	2,055
	14,800,000		Export-Import Bank of Korea	2.250	01/21/20	15,025
	5,500,000		Export-Import Bank of Korea	2.625	05/26/26	5,600
	1,800,000		FMS Wertmanagement AoeR	1.375	06/08/21	1,812
EUR	4,000,000		France Government Bond OAT	4.000	04/25/18	4,806
	2,900,000		France Government Bond OAT	1.750	11/25/24	3,688
	3,300,000		France Government Bond OAT	0.500	05/25/26	3,769
	4,000,000		France Government Bond OAT	1.500	05/25/31	5,064
	$5,050,000	g	Guatemala Government Bond	4.500	05/03/26	5,138
	1,100,000	g	Guatemala Government Bond	4.875	02/13/28	1,147
EUR	1,800,000	g	Hellenic Republic Government Bond	4.750	04/17/19	1,800
	$5,400,000		Hungary Government International Bond	5.750	11/22/23	6,147
	15,200,000		Hydro Quebec	1.375	06/19/17	15,280
CAD	1,800,000		Hydro-Quebec	5.000	02/15/45	1,992
EUR	1,000,000	g	Indonesia Government International Bond	2.625	06/14/23	1,120
	$400,000	g	Indonesia Government International Bond	4.125	01/15/25	417
	1,350,000	g	Indonesia Government International Bond	5.950	01/08/46	1,591
IDR	13,000,000,000		Indonesia Treasury Bond	8.375	09/15/26	1,044
AUD	1,300,000		International Bank for Reconstruction & Development	2.800	01/13/21	993
EUR	1,300,000		Ireland Government Bond	3.900	03/20/23	1,800
	950,000		Ireland Government Bond	1.000	05/15/26	1,102
ILS	4,900,000		Israel Government Bond-Fixed	6.250	10/30/26	1,815
	3,100,000		Israel Government Bond-Fixed	5.500	01/31/42	1,205
	$600,000		Israel Government International Bond	2.875	03/16/26	618
	600,000		Israel Government International Bond	4.500	01/30/43	672
EUR	2,100,000		Italy Buoni Poliennali Del Tesoro	4.750	06/01/17	2,435
	2,100,000		Italy Buoni Poliennali Del Tesoro	1.500	08/01/19	2,435
	5,000,000		Italy Buoni Poliennali Del Tesoro	2.500	12/01/24	6,174
	2,300,000	g	Italy Buoni Poliennali Del Tesoro	1.650	03/01/32	2,530
	$5,785,000		Italy Government International Bond	6.875	09/27/23	7,254
	1,900,000	g,i	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	1,769
	1,200,000		Japan Bank for International Cooperation	1.875	04/20/21	1,220
	8,600,000		Japan Bank for International Cooperation	2.375	04/20/26	8,982
	2,500,000	g	Japan Finance Organization for Municipalities	2.125	02/12/21	2,529
	4,000,000	g	Japan Finance Organization for Municipalities	2.125	04/13/21	4,067
JPY	100,000,000		Japan Finance Organization for Municipalities	0.539	10/16/24	1,012
	113,000,000		Japan Finance Organization for Municipalities	0.450	03/14/25	1,137
	103,000,000		Japan Finance Organization for Municipalities	0.484	06/13/25	1,041
	140,000,000		Japan Finance Organization for Municipalities	0.020	03/13/26	1,358
	82,000,000		Japan Government Forty Year Bond	0.400	03/20/56	865
	300,000,000		Japan Government Ten Year Bond	0.300	12/20/25	3,061
	350,000,000		Japan Government Thirty Year Bond	2.400	11/20/31	4,685
	350,000,000		Japan Government Thirty Year Bond	2.300	05/20/32	4,669
	300,000,000		Japan Government Thirty Year Bond	2.500	09/20/34	4,212
329

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
JPY	530,000,000		Japan Government Twenty Year Bond	1.900%	03/22/21	$5,671
	400,000,000		Japan Government Twenty Year Bond	2.100	03/20/26	4,768
	430,000,000		Japan Government Twenty Year Bond	0.400	03/20/36	4,435
	$3,400,000	g	Kazakhstan Government International Bond	6.500	07/21/45	3,951
	18,750,000		KFW	2.625	01/25/22	19,979
	4,500,000	g	Kommunalbanken AS.	1.375	06/08/17	4,523
	5,800,000	g,i	Kommunalbanken AS.	0.816	02/20/18	5,790
NOK	1,200,000		Kommunalbanken AS.	2.000	05/03/18	146
	$7,700,000	g	Kommunalbanken AS.	1.625	01/15/20	7,704
	3,750,000	g	Kommunalbanken AS.	1.625	02/10/21	3,797
EUR	500,000		Kommunalbanken AS.	0.625	04/20/26	566
	$5,000,000	g	Kommuninvest I Sverige AB	2.000	11/12/19	5,137
SEK	4,300,000		Kommuninvest I Sverige AB	1.000	09/15/21	524
	$2,400,000		Korea Development Bank	1.500	01/22/18	2,404
	2,600,000		Korea Development Bank	2.500	03/11/20	2,675
	2,750,000		Korea Development Bank	3.000	01/13/26	2,898
	6,000,000	g	Korea Housing Finance Corp	1.625	09/15/18	6,007
KRW	2,150,000,000		Korea Treasury Bond	2.000	03/10/21	1,926
	3,500,000,000		Korea Treasury Bond	2.250	12/10/25	3,246
	1,600,000,000		Korea Treasury Bond	2.625	09/10/35	1,634
	700,000,000		Korea Treasury Bond	2.000	03/10/46	668
	$6,682,000		Landwirtschaftliche Rentenbank	2.000	01/13/25	6,848
	1,100,000	g	Lithuania Government International Bond	6.125	03/09/21	1,281
	5,250,000	g	Lithuania Government International Bond	6.625	02/01/22	6,341
MYR	15,000,000		Malaysia Government Bond	3.800	08/17/23	3,763
	2,400,000		Malaysia Government Bond	4.232	06/30/31	604
	5,000,000		Malaysia Government Bond	4.254	05/31/35	1,239
MXN	21,000,000		Mexican Bonos	6.500	06/10/21	1,200
	56,500,000		Mexican Bonos	5.750	03/05/26	3,065
	16,000,000		Mexican Bonos	10.000	11/20/36	1,230
	$4,797,000		Mexico Government International Bond	4.000	10/02/23	5,163
	2,750,000		Mexico Government International Bond	4.750	03/08/44	2,963
	1,700,000	g	Morocco Government International Bond	5.500	12/11/42	1,836
	6,075,000	g	Namibia International Bonds	5.250	10/29/25	6,189
EUR	500,000	g	Netherlands Government Bond	2.000	07/15/24	651
AUD	500,000		New South Wales Treasury Corp	4.000	04/08/21	410
	500,000		New South Wales Treasury Corp	4.000	05/20/26	432
NZD	500,000		New Zealand Government Bond	6.000	05/15/21	422
	700,000		New Zealand Government Bond	4.500	04/15/27	601
	$1,500,000	g	Nigeria Government International Bond	6.375	07/12/23	1,444
	43,950,000		North American Development Bank	2.400	10/26/22	44,886
NOK	13,000,000	g	Norway Government Bond	2.000	05/24/23	1,680
	$2,500,000	g	Pakistan Government International Bond	8.250	09/30/25	2,641
	1,175,000		Panama Government International Bond	5.200	01/30/20	1,301
	6,782,000		Panama Government International Bond	4.000	09/22/24	7,291
	3,300,000		Panama Government International Bond	3.875	03/17/28	3,498
	2,850,000		Panama Government International Bond	4.300	04/29/53	2,928
	1,100,000	g	Paraguay Government International Bond	5.000	04/15/26	1,169
PEN	3,300,000	g	Peruvian Government International Bond	8.200	08/12/26	1,169
	$3,025,000		Peruvian Government International Bond	4.125	08/25/27	3,328
	1,900,000		Peruvian Government International Bond	8.750	11/21/33	2,993
	1,250,000		Peruvian Government International Bond	6.550	03/14/37	1,684
	2,525,000		Peruvian Government International Bond	5.625	11/18/50	3,137
PHP	29,000,000		Philippine Government International Bond	3.900	11/26/22	614
330

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
	$2,500,000		Philippine Government International Bond	5.000%	01/13/37	$3,223
	3,800,000		Philippine Government International Bond	3.700	03/01/41	4,235
PLN	6,600,000		Poland Government Bond	4.000	10/25/23	1,828
	$6,267,000		Poland Government International Bond	5.125	04/21/21	7,041
	15,000,000	g	Province of Alberta Canada	1.000	06/21/17	15,037
CAD	2,200,000		Province of British Columbia Canada	3.250	12/18/21	1,884
	$15,000,000		Province of British Columbia Canada	2.000	10/23/22	15,424
	20,750,000		Province of Manitoba Canada	1.750	05/30/19	21,153
	10,000,000		Province of Manitoba Canada	3.050	05/14/24	10,834
	25,000,000		Province of Manitoba Canada	2.125	06/22/26	24,866
	20,000,000		Province of New Brunswick Canada	2.750	06/15/18	20,667
	2,250,000		Province of Quebec Canada	5.125	11/14/16	2,286
	8,835,000		Province of Quebec Canada	4.625	05/14/18	9,443
	22,500,000		Province of Quebec Canada	3.500	07/29/20	24,406
	6,000,000		Province of Quebec Canada	7.500	09/15/29	9,105
	500,000	g	Provincia de Buenos Aires	5.750	06/15/19	506
	2,000,000	g	Provincia de Mendoza Argentina	8.375	05/19/24	2,070
	3,725,000	g	Qatar Government International Bond	3.250	06/02/26	3,800
	375,000	g	Qatar Government International Bond	4.625	06/02/46	408
	2,400,000	g	Republic of Angola	9.500	11/12/25	2,376
	975,000		Republic of Angola Via Northern Lights III BV	7.000	08/16/19	982
	2,000,000	g	Republic of Latvia	2.750	01/12/20	2,054
	2,135,000	g	Republic of Paraguay	6.100	08/11/44	2,311
	1,150,000	g	Republic of Serbia	4.875	02/25/20	1,186
	1,100,000	g	Republic of Serbia	7.250	09/28/21	1,259
	1,167,198	i	Republic of Serbia (Step Bond)	6.750	11/01/24	1,199
	4,500,000		Republic of Turkey	7.500	07/14/17	4,765
	500,000	g	Republic of Zambia	5.375	09/20/22	390
RUB	54,000,000		Russian Federal Bond - OFZ	6.200	01/31/18	807
	95,900,000		Russian Federal Bond - OFZ	7.000	08/16/23	1,401
	$3,250,000	g	Russian Foreign Bond - Eurobond	4.875	09/16/23	3,545
	1,800,000	g	Russian Foreign Bond - Eurobond	5.625	04/04/42	2,036
SGD	800,000		Singapore Government Bond	2.750	03/01/46	642
	$5,085,000	g	Slovenia Government International Bond	5.500	10/26/22	5,773
	2,000,000	g	Slovenia Government International Bond	5.250	02/18/24	2,253
	1,300,000	g	Socialist Republic of Vietnam	6.750	01/29/20	1,441
ZAR	64,700,000		South Africa Government Bond	8.250	09/15/17	4,428
	12,200,000		South Africa Government Bond	10.500	12/21/26	922
	15,100,000		South Africa Government Bond	8.750	01/31/44	939
	$3,500,000		South Africa Government International Bond	5.500	03/09/20	3,780
	4,000,000		South Africa Government International Bond	5.875	09/16/25	4,454
	2,450,000		South Africa Government International Bond	4.875	04/14/26	2,542
	3,000,000	g	Southern Gas Corridor CJSC	6.875	03/24/26	3,233
EUR	1,100,000		Spain Government Bond	0.250	01/31/19	1,231
	2,700,000		Spain Government Bond	0.750	07/30/21	3,073
	3,400,000	g	Spain Government Bond	2.750	10/31/24	4,297
	$3,100,000	g	Sri Lanka Government International Bond	6.850	11/03/25	3,020
	4,000,000		Svensk Exportkredit AB	1.125	04/05/18	4,012
	4,000,000		Svensk Exportkredit AB	1.750	03/10/21	4,076
SEK	4,100,000		Sweden Government Bond	3.500	06/01/22	594
	6,500,000		Sweden Government Bond	1.000	11/12/26	824
	4,400,000		Sweden Government Bond	2.250	06/01/32	633
THB	35,500,000		Thailand Government Bond	3.850	12/12/25	1,176
	18,500,000		Thailand Government Bond	3.400	06/17/36	607
331

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

					MATURITY	VALUE
PRINCIPAL			ISSUER	RATE	DATE	(000)
AUD	500,000		Treasury Corp of Victoria	6.000%	06/15/20	$433
	500,000		Treasury Corp of Victoria	3.000	10/20/28	395
TRY	3,900,000		Turkey Government Bond	7.100	03/08/23	1,239
	$3,000,000		Turkey Government International Bond	5.625	03/30/21	3,270
	2,000,000		Turkey Government International Bond	3.250	03/23/23	1,938
	5,750,000		Turkey Government International Bond	5.750	03/22/24	6,412
	5,250,000		Turkey Government International Bond	4.875	10/09/26	5,528
	3,975,000		Turkey Government International Bond	6.625	02/17/45	4,827
GBP	1,700,000		United Kingdom Gilt	1.750	07/22/19	2,369
	1,250,000		United Kingdom Gilt	1.500	01/22/21	1,747
	2,800,000		United Kingdom Gilt	2.250	09/07/23	4,133
	3,900,000		United Kingdom Gilt	2.750	09/07/24	5,984
	1,900,000		United Kingdom Gilt	4.750	12/07/30	3,664
	1,985,000		United Kingdom Gilt	4.250	03/07/36	3,827
	550,000		United Kingdom Gilt	3.500	01/22/45	1,019
	$2,352,945		Uruguay Government International Bond	4.375	10/27/27	2,506
	3,750,000		Uruguay Government International Bond	5.100	06/18/50	3,750
	2,000,000	g	Vietnam Government International Bond	4.800	11/19/24	2,058
	2,000,000	g	Zambia Government International Bond	8.970	07/30/27	1,730
			TOTAL FOREIGN GOVERNMENT BONDS			826,622

MORTGAGE BACKED - 22.1%
	41,239,191		Federal Home Loan Mortgage Corp (FHLMC)	3.500	09/15/41	43,322
	14,621,713		FHLMC	3.000	12/15/41	15,324
	35,588,962		FHLMC	3.000	09/15/42	36,919
	16,264,829	i	FHLMC	0.792	07/15/45	16,213
	14,376		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16	14
	68,339		FGLMC	7.000	10/01/20	72
	14,158		FGLMC	7.000	05/01/23	16
	194,775		FGLMC	6.000	10/01/23	221
	125,578		FGLMC	6.000	11/01/23	143
	35,843		FGLMC	8.000	01/01/31	42
	76,958		FGLMC	7.000	12/01/31	80
	5,787		FGLMC	7.000	01/01/32	6
	52,568		FGLMC	8.000	02/01/32	55
	1,007,636		FGLMC	4.500	07/01/33	1,103
	2,226,866		FGLMC	5.500	12/01/33	2,520
	1,132,446		FGLMC	5.500	12/01/33	1,261
	6,473,142		FGLMC	7.000	12/01/33	7,834
	7,841,072		FGLMC	5.000	01/01/34	8,777
	2,597,011		FGLMC	4.500	10/01/34	2,840
	1,303,867		FGLMC	4.500	04/01/35	1,425
	2,296,563		FGLMC	7.000	05/01/35	2,768
	437,220		FGLMC	5.000	02/01/36	486
	9,937		FGLMC	6.500	05/01/36	11
	2,598,507		FGLMC	5.000	04/01/38	2,905
	2,135,182		FGLMC	5.000	07/01/39	2,356
	12,157,739	w	FGLMC	4.500	11/01/40	13,613
	13,436,551	w	FGLMC	4.500	12/01/40	15,040
	5,585,900		FGLMC	4.500	10/01/44	6,207
	2,355,292		FGLMC	4.500	11/01/44	2,617
	2,859,553		FGLMC	4.500	11/01/44	3,174
	1,008,096		FGLMC	4.500	12/01/44	1,105
	1,820,756		FGLMC	4.500	12/01/44	2,024
332

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$11,311,431		FGLMC	3.500%	04/01/45	$12,097
29,510,743		FGLMC	3.500	07/01/45	31,266
85,786,276		FGLMC	3.500	10/01/45	91,666
67,247,728		FGLMC	4.000	12/01/45	73,252
17,196,790		FGLMC	3.500	03/01/46	18,377
8,852,077		FGLMC	4.000	05/01/46	9,612
7,907,646		FGLMC	3.500	06/01/46	8,377
12,349		Federal National Mortgage Association (FNMA)	8.000	03/01/23	12
98,522		FNMA	8.000	07/01/24	117
20,606		FNMA	9.000	11/01/25	24
50,000,000	h	FNMA	2.500	07/25/31	51,730
73,000,000	g,h	FNMA	3.000	07/25/31	76,540
58,000,000	h	FNMA	2.500	08/25/31	59,917
80,000,000	h	FNMA	3.000	08/25/31	83,792
25,000,000	h	FNMA	2.500	09/25/31	25,779
1,189,924		FNMA	6.500	07/01/32	1,404
95,600		FNMA	7.000	07/01/32	106
160,436		FNMA	7.000	07/01/32	173
149,912		FNMA	4.500	03/25/33	151
8,878,761		FNMA	5.000	06/01/33	9,891
1,070,234		FNMA	4.500	10/01/33	1,177
20,283,626		FNMA	5.000	10/01/33	22,638
2,404,444		FNMA	5.000	11/01/33	2,726
124,075		FNMA	5.000	11/01/33	140
1,064,928		FNMA	5.000	03/01/34	1,189
8,431,722		FNMA	5.500	03/01/34	9,569
7,633,701		FNMA	5.500	02/01/35	8,653
1,882,693		FNMA	4.500	05/01/35	2,071
12,375,625		FNMA	5.000	05/01/35	13,783
5,514,522		FNMA	5.000	10/01/35	6,135
4,763,584		FNMA	5.000	02/01/36	5,301
29,471,060		FNMA	3.500	03/01/36	31,370
11,484,521		FNMA	3.500	04/01/36	12,224
5,963,954		FNMA	3.500	05/01/36	6,348
19,159,908		FNMA	4.000	06/01/36	20,748
11,762,646	h	FNMA	3.500	07/01/36	12,521
48,171		FNMA	6.500	03/01/37	56
2,827,706		FNMA	5.500	08/01/37	3,208
1,316,155		FNMA	6.000	09/01/37	1,536
1,246,724		FNMA	6.000	09/01/37	1,446
1,010,972		FNMA	6.500	09/01/37	1,164
1,654,556		FNMA	5.500	01/01/38	1,879
67,987		FNMA	6.500	02/01/38	78
4,679,523		FNMA	5.500	04/01/38	5,269
8,564,792		FNMA	5.500	11/01/38	10,038
5,865,214		FNMA	5.500	12/01/38	6,710
172,494		FNMA	4.500	04/01/39	193
4,824,110		FNMA	4.500	05/01/39	5,337
730,918		FNMA	4.000	07/01/39	793
4,711,541		FNMA	5.500	08/01/39	5,402
3,111,192		FNMA	4.500	10/01/39	3,403
257,976		FNMA	4.500	02/01/40	282
3,416,850		FNMA	4.500	06/01/40	3,743
333

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,800,997		FNMA	5.000%	08/01/40	$2,005
10,488,455		FNMA	5.000	09/01/40	11,678
714,293		FNMA	6.000	10/01/40	817
734,115		FNMA	4.500	11/01/40	818
4,118,885		FNMA	4.500	11/01/40	4,515
1,202,914		FNMA	4.500	01/01/41	1,313
26,800,693		FNMA	4.500	01/01/41	29,884
1,033,897		FNMA	4.500	02/01/41	1,159
14,794,377		FNMA	5.000	05/01/41	16,482
1,189,186		FNMA	4.500	06/01/41	1,333
1,293,373		FNMA	4.500	06/01/41	1,441
890,864		FNMA	5.000	06/01/41	993
5,198,393		FNMA	5.000	07/01/41	5,794
1,138,443		FNMA	5.000	08/01/41	1,266
439,561		FNMA	4.500	09/01/41	482
5,786,421		FNMA	4.500	09/01/41	6,405
5,273,607		FNMA	4.500	11/01/41	5,782
1,598,999		FNMA	4.500	12/01/41	1,782
27,523,067		FNMA	5.500	12/01/41	31,903
1,309,670		FNMA	4.500	01/01/42	1,460
2,488,010		FNMA	4.500	01/01/42	2,768
6,837,388		FNMA	3.500	02/01/42	7,300
17,552,093		FNMA	4.500	02/01/42	19,239
1,490,791		FNMA	4.500	03/01/42	1,670
25,997,155		FNMA	3.000	03/25/42	27,149
10,127,962		FNMA	4.500	04/01/42	11,098
875,413		FNMA	4.500	04/01/42	959
1,341,226		FNMA	4.500	04/01/42	1,495
24,114,578		FNMA	4.500	06/01/42	26,385
1,484,489		FNMA	4.500	06/01/42	1,655
28,119,015		FNMA	3.000	06/25/42	29,392
39,706,441		FNMA	3.500	07/01/42	42,391
1,210,146		FNMA	4.500	07/01/42	1,356
13,343,714	i	FNMA	0.953	08/25/42	13,366
233,069		FNMA	3.000	10/01/42	242
21,123,684		FNMA	3.000	10/01/42	21,969
12,495,021	i	FNMA	0.853	11/25/42	12,491
30,047,948		FNMA	3.500	11/25/42	4,698
23,499,066	w	FNMA	3.000	01/01/43	24,439
29,914,810	w	FNMA	3.000	02/01/43	31,112
20,275,575		FNMA	3.000	02/25/43	21,312
8,165,434	i	FNMA	0.803	03/25/43	8,127
14,828		FNMA	3.000	04/01/43	15
19,125,788		FNMA	3.000	08/25/43	20,144
8,208,365		FNMA	3.500	09/01/43	8,677
9,806,473		FNMA	4.000	04/01/44	10,632
5,945,002		FNMA	4.000	06/01/44	6,452
3,196,587		FNMA	4.000	06/01/44	3,468
9,844,405		FNMA	4.500	06/01/44	11,000
3,289,788		FNMA	4.000	07/01/44	3,569
1,714,249		FNMA	4.000	07/01/44	1,859
14,320,855		FNMA	4.000	08/01/44	15,537
2,196,789		FNMA	4.000	08/01/44	2,382
6,256,993		FNMA	4.000	08/01/44	6,788
334

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$5,853,594		FNMA	4.000%	08/01/44	$6,350
1,505,950		FNMA	4.000	09/01/44	1,633
1,160,893		FNMA	4.000	09/01/44	1,260
7,092,874		FNMA	4.000	10/01/44	7,695
9,570,353		FNMA	4.500	10/01/44	10,694
17,323,659		FNMA	4.500	11/01/44	19,358
7,548,052		FNMA	4.000	12/01/44	8,141
14,518,094		FNMA	4.000	12/01/44	15,859
5,142,033		FNMA	4.500	12/01/44	5,746
9,226,563		FNMA	4.000	01/01/45	10,080
1,150,547		FNMA	3.500	03/01/45	1,231
4,037,714		FNMA	3.500	03/01/45	4,310
691,941		FNMA	3.500	03/01/45	740
2,768,338		FNMA	3.500	03/01/45	2,955
2,402,028		FNMA	4.500	03/01/45	2,684
13,536,896		FNMA	3.500	04/01/45	14,450
5,606,813		FNMA	3.500	04/01/45	5,985
1,280,913		FNMA	3.500	04/01/45	1,367
763,155		FNMA	4.500	04/01/45	853
20,766,370		FNMA	3.500	05/01/45	22,239
2,663,777		FNMA	4.000	05/01/45	2,910
1,105,209		FNMA	3.500	06/01/45	1,180
5,927,131		FNMA	4.000	06/01/45	6,476
8,641,222		FNMA	3.500	07/01/45	9,224
17,965,433		FNMA	4.000	07/01/45	19,600
3,022,839		FNMA	4.000	08/01/45	3,333
14,928,239		FNMA	4.000	08/01/45	16,030
10,836,223		FNMA	3.500	09/01/45	11,561
1,678,030		FNMA	4.000	10/01/45	1,850
10,544,220		FNMA	4.000	11/01/45	11,627
14,305,811		FNMA	4.000	12/01/45	15,511
3,391,652		FNMA	4.000	12/01/45	3,740
44,890,263		FNMA	3.500	01/01/46	47,397
1,446,338		FNMA	3.500	01/01/46	1,544
54,859,609		FNMA	4.000	01/01/46	59,851
27,445,469		FNMA	3.500	02/01/46	29,300
6,085,412		FNMA	4.000	02/01/46	6,546
7,976,824		FNMA	4.000	02/01/46	8,703
68,902,428		FNMA	3.500	03/01/46	72,734
1,563,536		FNMA	3.500	03/01/46	1,669
3,284,295		FNMA	3.500	04/01/46	3,506
119,610,594		FNMA	3.500	06/01/46	126,296
5,319,426		FNMA	4.000	06/01/46	5,708
24,000,000	h	FNMA	3.000	07/25/46	24,906
15,000,000	h	FNMA	3.500	07/25/46	15,824
11,000,000	h	FNMA	4.000	07/25/46	11,792
23,000,000	h	FNMA	4.500	07/25/46	25,105
85,000,000	h	FNMA	3.000	08/25/46	88,048
8,000,000	h	FNMA	3.500	08/25/46	8,430
104,000,000	h	FNMA	4.000	08/25/46	111,388
50,000,000	h	FNMA	4.500	08/25/46	54,544
55,000,000	h	FNMA	3.000	09/25/46	56,852
46,000,000	h	FNMA	4.000	09/25/46	49,203
227		Government National Mortgage Association (GNMA)	9.000	09/15/16	0	^
335

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,142		GNMA	9.000%	11/15/16	$1
245		GNMA	9.000	12/15/16	0	^
774		GNMA	9.000	12/15/16	1
968		GNMA	9.500	12/15/16	1
6,593		GNMA	8.000	06/15/24	7
26,396		GNMA	8.500	11/20/30	32
37,986		GNMA	8.500	12/20/30	46
696,047		GNMA	5.500	07/15/33	792
15,623,247		GNMA	3.700	10/15/33	17,580
441,144		GNMA	5.500	11/20/33	497
1,543,199		GNMA	5.500	03/20/35	1,738
757,076		GNMA	5.500	12/20/35	847
417,700		GNMA	6.000	10/20/36	482
445,878		GNMA	6.000	01/20/37	514
1,315,146		GNMA	6.000	02/20/37	1,521
962,583		GNMA	5.000	04/15/38	1,078
965,908		GNMA	5.500	07/15/38	1,090
1,432,485		GNMA	5.500	07/20/38	1,575
498,840		GNMA	6.000	08/20/38	570
898,423		GNMA	6.500	11/20/38	1,056
71,781		GNMA	4.500	02/20/39	79
818,452		GNMA	2.176	05/16/39	828
2,721,871		GNMA	5.000	06/15/39	3,089
1,799,119		GNMA	5.000	06/15/39	2,042
11,240,348		GNMA	4.500	09/20/39	12,609
12,066,943		GNMA	3.700	08/15/40	13,114
133,163		GNMA	4.500	08/20/41	146
380,066		GNMA	4.500	09/20/41	417
40,237,660		GNMA	3.500	10/20/42	7,321
85,424		GNMA	4.500	01/20/44	94
92,279		GNMA	4.500	02/20/44	100
1,198,411		GNMA	4.500	05/20/44	1,315
157,474		GNMA	4.500	05/20/44	173
1,197,304		GNMA	4.500	08/20/44	1,313
1,242,286		GNMA	4.500	09/20/44	1,362
402,707		GNMA	4.500	10/20/44	441
410,396		GNMA	4.500	11/20/44	450
759,313		GNMA	4.500	12/20/44	833
1,125,711		GNMA	4.500	02/20/45	1,233
1,222,211		GNMA	4.500	08/20/45	1,342
1,497,872		GNMA	4.500	08/20/45	1,644
1,244,196		GNMA	4.500	12/20/45	1,366
96,314,446		GNMA	3.500	05/20/46	102,386
58,084,912		GNMA	4.000	05/20/46	62,196
36,000,000	h	GNMA	3.000	07/20/46	37,626
3,000,000	h	GNMA	3.500	07/20/46	3,183
27,000,000	h	GNMA	4.000	07/20/46	28,860
112,000,000	h	GNMA	3.000	08/20/46	116,830
34,000,000	h	GNMA	3.500	08/20/46	36,032
50,000,000	h	GNMA	3.000	09/20/46	52,039
38,000,000	h	GNMA	3.500	09/20/46	40,206
		TOTAL MORTGAGE BACKED			3,096,469
336

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
MUNICIPAL BONDS - 2.3%
$10,000,000	h	City of Dallas TX Waterworks & Sewer System Revenue	0.985%	10/01/18	$10,020
8,725,000	h	City of Dallas TX Waterworks & Sewer System Revenue	1.217	10/01/19	8,755
5,000,000	h	City of Dallas TX Waterworks & Sewer System Revenue	1.868	10/01/22	5,032
2,775,000	h	City of Dallas TX Waterworks & Sewer System Revenue	2.068	10/01/23	2,837
1,350,000	h	City of Dallas TX Waterworks & Sewer System Revenue	2.389	10/01/25	1,377
3,000,000	h	City of Dallas TX Waterworks & Sewer System Revenue	2.439	10/01/26	3,065
2,025,000		City of San Antonio TX Customer Facility Charge Revenue	4.253	07/01/24	2,181
1,575,000		City of San Antonio TX Customer Facility Charge Revenue	4.353	07/01/25	1,706
9,950,000	h	Commonwealth of Massachusetts	3.277	06/01/46	10,047
980,000	h	Imperial Irrigation District Electric System Revenue	0.945	11/01/16	980
1,875,000	h	Imperial Irrigation District Electric System Revenue	0.995	11/01/17	1,875
1,895,000	h	Imperial Irrigation District Electric System Revenue	1.095	11/01/18	1,898
6,000,000		New York State Dormitory Authority	3.879	07/01/46	6,231
2,000,000		Permanent University Fund	1.439	07/01/17	2,012
2,625,000		Permanent University Fund	1.730	07/01/18	2,674
4,720,000		Permanent University Fund	1.880	07/01/19	4,818
2,320,000		Permanent University Fund	2.258	07/01/20	2,386
2,160,000		Permanent University Fund	2.408	07/01/21	2,260
2,750,000		Permanent University Fund	2.508	07/01/22	2,893
2,855,000		Permanent University Fund	2.608	07/01/23	3,034
3,250,000		Permanent University Fund	2.708	07/01/24	3,459
2,335,000		Permanent University Fund	2.808	07/01/25	2,496
3,775,000		Permanent University Fund	2.908	07/01/26	4,068
4,000,000		Permanent University Fund	3.008	07/01/27	4,284
2,000,000		Port of Corpus Christi Authority of Nueces County	3.138	12/01/22	2,107
1,700,000		Port of Corpus Christi Authority of Nueces County	3.287	12/01/23	1,811
1,500,000		Port of Corpus Christi Authority of Nueces County	3.387	12/01/24	1,590
1,000,000		Port of Corpus Christi Authority of Nueces County	3.487	12/01/25	1,060
7,500,000		Port of Morrow OR	1.582	09/01/20	7,541
5,000,000		Port of Morrow OR	1.782	09/01/21	5,053
3,060,000		State of Georgia	2.000	07/01/20	3,155
3,215,000		State of Georgia	2.150	07/01/21	3,354
3,465,000	h	State of Georgia	1.910	02/01/23	3,509
3,905,000		State of Georgia	2.750	07/01/25	4,068
4,100,000		State of Georgia	2.850	07/01/26	4,256
4,305,000		State of Georgia	2.950	07/01/27	4,459
4,520,000		State of Georgia	3.050	07/01/28	4,681
3,245,000		State of Georgia	3.150	07/01/29	3,324
19,760,000		State of Illinois	4.833	02/01/17	20,097
5,866,667		State of Illinois	4.350	06/01/18	6,047
7,500,000		State of Illinois	2.000	06/15/19	7,644
7,160,000		State of Illinois	5.463	02/01/20	7,786
12,500,000		State of Illinois	1.930	06/15/20	12,579
12,500,000		State of Illinois	2.250	06/15/21	12,739
12,500,000		State of Illinois	3.150	06/15/26	12,958
12,500,000		State of Illinois	3.250	06/15/27	12,877
20,000,000		State of Michigan	1.579	11/01/20	20,188
13,000,000		State of Michigan	1.779	11/01/21	13,118
7,000,000		State of Michigan	1.966	11/01/22	7,064
6,000,000		University of California	2.570	05/15/22	6,277
17,045,000		University of California	3.931	05/15/45	18,059
20,000,000		University of New Mexico	3.532	06/20/32	20,714
		TOTAL MUNICIPAL BONDS			318,503
337

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
U.S. TREASURY SECURITIES - 17.5%
$15,185,000		United States Treasury Bond	5.250%	11/15/28	$21,377
49,175,000		United States Treasury Bond	5.250	02/15/29	69,546
100,686,000		United States Treasury Bond	5.375	02/15/31	149,362
65,602,000		United States Treasury Bond	4.500	02/15/36	94,500
4,500,000		United States Treasury Bond	4.750	02/15/37	6,694
12,000,000		United States Treasury Bond	3.500	02/15/39	15,150
11,900,000		United States Treasury Bond	3.875	08/15/40	15,805
19,135,000		United States Treasury Bond	4.375	05/15/41	27,344
16,434,000		United States Treasury Bond	3.750	08/15/41	21,460
56,375,000		United States Treasury Bond	3.625	08/15/43	72,792
35,680,000		United States Treasury Bond	3.000	05/15/45	41,047
81,710,000		United States Treasury Bond	2.875	08/15/45	91,777
33,450,000		United States Treasury Bond	2.500	02/15/46	34,863
135,500,000		United States Treasury Bond	2.500	05/15/46	141,359
6,000,000		United States Treasury Note	0.500	07/31/16	6,001
10,000,000		United States Treasury Note	3.125	10/31/16	10,091
7,750,000		United States Treasury Note	0.750	01/15/17	7,763
3,900,000		United States Treasury Note	0.625	02/15/17	3,904
12,195,000		United States Treasury Note	0.625	09/30/17	12,208
3,000,000		United States Treasury Note	1.000	12/31/17	3,019
200,000		United States Treasury Note	0.750	02/28/18	201
70,945,000		United States Treasury Note	0.875	03/31/18	71,297
37,500,000		United States Treasury Note	0.625	06/30/18	37,518
189,665,000	p	United States Treasury Note	0.875	07/15/18	190,695
12,100,000		United States Treasury Note	2.250	07/31/18	12,511
9,966,900		United States Treasury Note	1.375	09/30/18	10,132
10,365,000		United States Treasury Note	1.750	10/31/18	10,630
46,100,000		United States Treasury Note	0.750	02/15/19	46,195
75,775,000		United States Treasury Note	1.000	03/15/19	76,426
45,395,000		United States Treasury Note	0.875	04/15/19	45,617
5,730,000		United States Treasury Note	0.875	05/15/19	5,758
3,275,000		United States Treasury Note	0.875	06/15/19	3,291
130,487,000		United States Treasury Note	1.625	07/31/20	134,208
3,000,000		United States Treasury Note	1.750	12/31/20	3,104
750,000		United States Treasury Note	1.375	01/31/21	763
825,000		United States Treasury Note	2.125	01/31/21	868
19,589,300		United States Treasury Note	1.125	02/28/21	19,729
12,720,000		United States Treasury Note	2.000	02/28/21	13,308
67,435,000		United States Treasury Note	1.375	04/30/21	68,610
3,240,000		United States Treasury Note	2.250	04/30/21	3,430
4,265,000		United States Treasury Note	1.375	05/31/21	4,343
16,465,000		United States Treasury Note	2.000	05/31/21	17,246
20,120,000		United States Treasury Note	1.125	06/30/21	20,222
1,730,000		United States Treasury Note	2.125	06/30/21	1,823
11,825,000		United States Treasury Note	2.000	08/31/21	12,388
133,872,000		United States Treasury Note	8.000	11/15/21	182,301
73,000,000		United States Treasury Note	1.750	02/28/22	75,461
1,710,000		United States Treasury Note	1.750	03/31/22	1,767
8,000,000		United States Treasury Note	1.750	04/30/22	8,267
4,565,000		United States Treasury Note	2.125	06/30/22	4,815
23,000,000		United States Treasury Note	2.000	07/31/22	24,088
106,110,000		United States Treasury Note	1.875	08/31/22	110,317
125,965,000		United States Treasury Note	1.750	09/30/22	129,990
338

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$10,500,000		United States Treasury Note	1.750%	01/31/23	$10,825
25,200,000		United States Treasury Note	1.500	03/31/23	25,568
10,075,000		United States Treasury Note	1.625	04/30/23	10,304
74,890,000		United States Treasury Note	1.625	05/31/23	76,596
132,710,000		United States Treasury Note	1.625	05/15/26	134,410
		TOTAL U.S. TREASURY SECURITIES			2,451,084

		TOTAL GOVERNMENT BONDS			6,942,110
		(Cost $6,708,428)

STRUCTURED ASSETS - 14.3%

ASSET BACKED - 5.5%
713,313	i	ACE Securities Corp Home Equity Loan Trust	1.188	08/25/35	705
		Series - 2005 HE5 (Class M2)
2,500,000		Ally Auto Receivables Trust	1.440	08/17/20	2,511
		Series - 2016 3 (Class A3)
2,125,000		Ally Auto Receivables Trust	1.720	04/15/21	2,143
		Series - 2016 3 (Class A4)
17,823,000		AmeriCredit Automobile Receivables Trust	1.570	01/08/19	17,831
		Series - 2013 1 (Class C)
6,045,000		AmeriCredit Automobile Receivables Trust	1.790	03/08/19	6,050
		Series - 2013 2 (Class C)
18,920,000		AmeriCredit Automobile Receivables Trust	2.420	05/08/19	18,981
		Series - 2013 2 (Class D)
6,675,000		AmeriCredit Automobile Receivables Trust	2.720	09/09/19	6,747
		Series - 2013 4 (Class C)
15,037,000	g	AmeriCredit Automobile Receivables Trust	4.460	11/08/19	15,135
		Series - 2012 3 (Class E)
12,805,000		AmeriCredit Automobile Receivables Trust	3.340	08/08/21	13,130
		Series - 2015 3 (Class D)
74,236	g,m	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	0	^
		Series - 2006 WMC1 (Class N1)
1,666,667	g	Avis Budget Rental Car Funding AESOP LLC	3.410	11/20/17	1,674
		Series - 2011 3A (Class A)
4,583,333	g	Avis Budget Rental Car Funding AESOP LLC	4.740	11/20/17	4,609
		Series - 2011 3A (Class B)
9,400,000	g	Avis Budget Rental Car Funding AESOP LLC	3.780	02/20/18	9,408
		Series - 2011 5A (Class C)
11,125,000	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	11,243
		Series - 2011 5A (Class B)
4,890,000	g	Avis Budget Rental Car Funding AESOP LLC	3.887	05/20/18	4,940
		Series - 2012 2A (Class B)
2,701,000	g	Avis Budget Rental Car Funding AESOP LLC	1.920	09/20/19	2,708
		Series - 2013 1A (Class A)
5,000,000		Cabela’s Credit Card Master Note Trust	1.780	06/15/22	5,027
		Series - 2016 1 (Class A1)
2,186,967		Capital Auto Receivables Asset Trust	1.290	04/20/18	2,187
		Series - 2013 1 (Class B)
14,831,000		Capital Auto Receivables Asset Trust	1.740	10/22/18	14,854
		Series - 2013 1 (Class C)
6,616,000		Capital Auto Receivables Asset Trust	1.620	03/20/19	6,633
		Series - 2015 4 (Class A2)
339

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$11,525,000		Capital Auto Receivables Asset Trust	2.190%	09/20/21	$11,556
		Series - 0 1 (Class D)
8,000,000	g	Capital Automotive REIT	3.660	10/15/44	7,709
		Series - 2014 1A (Class A)
2,600,000		CarMax Auto Owner Trust	1.520	02/16/21	2,615
		Series - 2016 2 (Class A3)
3,000,000		CarMax Auto Owner Trust	1.680	09/15/21	3,010
		Series - 2016 2 (Class A4)
5,241,411	i,m	CCR, Inc	0.890	07/10/17	5,204
		Series - 2010 CX (Class C)
922,725	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/26/35	816
		Series - 2004 2 (Class 1M2)
979,798	i	CIT Group Home Equity Loan Trust	6.200	02/25/30	977
		Series - 2002 1 (Class AF6) (Step Bond)
5,500,000		CNH Equipment Trust	1.630	08/15/21	5,537
		Series - 2016 B (Class A3)
4,247,757	i	Connecticut Avenue Securities	1.953	02/25/25	4,250
		Series - 2015 C01 (Class 1M1)
7,900,000	g	DB Master Finance LLC	3.262	02/20/45	7,973
		Series - 2015 1A (Class A2I)
6,912,500	g	DB Master Finance LLC	3.980	02/20/45	7,098
		Series - 2015 1A (Class A2II)
5,525,000	g,i	DB/UBS Mortgage Trust	5.884	11/10/46	6,269
		Series - 2011 LC1A (Class C)
66,504,137	g	Domino’s Pizza Master Issuer LLC	5.216	01/25/42	68,446
		Series - 2012 1A (Class A2)
16,915,000	g	Domino’s Pizza Master Issuer LLC	3.484	10/25/45	17,183
		Series - 2015 1A (Class A2I)
2,487,500	g	Domino’s Pizza Master Issuer LLC	4.474	10/25/45	2,542
		Series - 2015 1A (Class A2II)
5,250,000		Ford Credit Auto Owner Trust	1.150	07/15/18	5,253
		Series - 2013 A (Class B)
1,595,000		Ford Credit Auto Owner Trust	2.430	01/15/19	1,601
		Series - 2012 C (Class D)
3,500,000	g	Ford Credit Auto Owner Trust	2.310	08/15/27	3,573
		Series - 2016 1 (Class A)
10,000,000	g	Ford Credit Auto Owner Trust	2.030	12/15/27	10,053
		Series - 2016 2 (Class A)
5,000,000		Ford Credit Floorplan Master Owner Trust	2.390	08/15/22	5,106
		Series - 2015 5 (Class A)
8,000,000		GM Financial Automobile Leasing Trust	1.620	09/20/19	8,061
		Series - 2016 2 (Class A3)
3,500,000	g	GMF Floorplan Owner Revolving Trust	1.960	05/17/21	3,514
		Series - 2016 1 (Class A1)
3,500,000		Harley-Davidson Motorcycle Trust	1.340	01/15/21	3,509
		Series - 2016 A (Class A3)
5,000,000	g	Hertz Vehicle Financing LLC	1.860	08/25/17	4,996
		Series - 2013 1A (Class B1)
1,520,000	g	Hertz Vehicle Financing LLC	1.830	08/25/19	1,519
		Series - 2013 1A (Class A2)
5,000,000	g	Hertz Vehicle Financing LLC	2.320	03/25/20	5,044
		Series - 2016 1A (Class A)
4,875,000	g	Hertz Vehicle Financing LLC	2.270	07/25/20	4,912
		Series - 2016 3A (Class A)
340

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,500,000	g	Hyundai Auto Lease Securitization Trust	1.240%	11/15/18	$2,505
		Series - 2016 B (Class A2A)
1,782,334	i	Irwin Home Equity Corp	1.213	02/25/34	1,726
		Series - 2005 A (Class A3)
13,545,532	g	JG Wentworth XXII LLC	3.820	12/15/48	14,085
		Series - 2010 3A (Class A)
2,429,978	i	Lehman XS Trust	0.703	02/25/36	2,295
		Series - 2006 1 (Class 1A1)
5,872,688	i	Lehman XS Trust	6.500	06/25/46	4,582
		Series - 2006 13 (Class 2A1)
1,278,338		Louisiana Public Facilities Authority	5.750	02/01/19	1,292
		Series - 2008 ELL (Class A2)
5,000,000		Nissan Auto Lease Trust	1.490	03/15/19	5,015
		Series - 2016 A (Class A3)
288,494	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.398	09/25/34	289
		Series - 2004 WHQ1 (Class M1)
17,822	i	Renaissance Home Equity Loan Trust	1.333	08/25/33	16
		Series - 2003 2 (Class A)
74,956	i	Residential Asset Securities Corp	6.489	10/25/30	76
		Series - 2001 KS2 (Class AI6)
1,153,762	i	Residential Funding Mortgage Securities II, Inc	5.950	08/25/34	1,199
		Series - 2005 HI1 (Class A5) (Step Bond)
408,195	i	Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	409
		Series - 2006 HI1 (Class M1) (Step Bond)
350,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	364
		Series - 2006 HI1 (Class M2) (Step Bond)
12,770,000		Santander Drive Auto Receivables Trust	3.500	06/15/18	12,893
		Series - 2012 4 (Class D)
5,448,019		Santander Drive Auto Receivables Trust	1.760	01/15/19	5,458
		Series - 2013 1 (Class C)
5,830,000		Santander Drive Auto Receivables Trust	2.270	01/15/19	5,849
		Series - 2013 2013-1 (Class D)
39,422,994		Santander Drive Auto Receivables Trust	1.620	02/15/19	39,465
		Series - 2014 2 (Class B)
4,410,000		Santander Drive Auto Receivables Trust	2.570	03/15/19	4,431
		Series - 2013 2 (Class D)
1,223,549		Santander Drive Auto Receivables Trust	1.810	04/15/19	1,227
		Series - 2013 3 (Class C)
4,625,000		Santander Drive Auto Receivables Trust	2.420	04/15/19	4,655
		Series - 2013 3 (Class D)
79,872,000		Santander Drive Auto Receivables Trust	2.250	06/17/19	80,375
		Series - 2013 5 (Class C)
5,000,000		Santander Drive Auto Receivables Trust	1.410	07/15/19	5,008
		Series - 2016 1 (Class A2A)
20,615,000	g	Santander Drive Auto Receivables Trust	3.120	10/15/19	20,864
		Series - 2013 A (Class C)
5,325,000		Santander Drive Auto Receivables Trust	2.910	04/15/20	5,400
		Series - 2014 1 (Class D)
4,500,000		Santander Drive Auto Receivables Trust	1.560	05/15/20	4,506
		Series - 2016 2 (Class A3)
600,000		Santander Drive Auto Receivables Trust	1.960	05/15/20	604
		Series - 2015 5 (Class B)
341

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$14,172,000		Santander Drive Auto Receivables Trust	2.130%	08/17/20	$14,301
		Series - 2014 3 (Class C)
600,000		Santander Drive Auto Receivables Trust	2.740	12/15/21	608
		Series - 2015 5 (Class C)
343,447	i	Securitized Asset Backed Receivables LLC	0.753	10/25/35	343
		Series - 2006 OP1 (Class A2C)
230,798	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	229
		Series - 2013 1A (Class A)
5,698,990	g	Sierra Receivables Funding Co LLC	2.700	10/20/30	5,689
		Series - 2013 3A (Class B)
5,918,730	g	Sierra Receivables Funding Co LLC	2.050	06/20/31	5,907
		Series - 2014 2A (Class A)
2,437,124	g	Sierra Receivables Funding Co LLC	2.400	06/20/31	2,424
		Series - 2014 2A (Class B)
7,214,149	g	Sierra Receivables Funding Co LLC	2.400	03/22/32	7,230
		Series - 2015 1A (Class A)
3,765,225	g	Sierra Timeshare Receivables Funding LLC	2.580	09/20/32	3,796
		Series - 2015 3A (Class A)
1,022,233	g	Sierra Timeshare Receivables Funding LLC	3.080	09/20/32	1,026
		Series - 2015 3A (Class B)
1,020,000	g	SLM Private Education Loan Trust	2.090	06/15/45	1,022
		Series - 2012 E (Class A2A)
1,205,000	g	SLM Private Education Loan Trust	3.310	10/15/46	1,229
		Series - 2012 C (Class A2)
13,303,000	g	SLM Student Loan Trust	3.740	02/15/29	13,630
		Series - 2011 B (Class A2)
5,352,228	g	SLM Student Loan Trust	3.480	10/15/30	5,455
		Series - 2012 B (Class A2)
4,360,877	g	SolarCity LMC	4.590	04/20/44	4,258
		Series - 2014 1 (Class A)
68,304,897	g	SpringCastle America Funding LLC	2.700	05/25/23	68,538
		Series - 2014 AA (Class A)
2,364,981	g,i	Structured Asset Securities Corp Mortgage Loan Trust	0.673	10/25/36	2,352
		Series - 2006 GEL4 (Class A2)
13,250,000	g	Taco Bell Funding LLC	3.832	05/25/46	13,412
		Series - 2016 1A (Class A2I)
1,890,000	g	Vornado DP LLC	5.280	09/13/28	2,077
		Series - 2010 VNO (Class C)
601,409	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	611
		Series - 2006 N1 (Class N1)
907,744	g,i	Wachovia Loan Trust	0.806	05/25/35	887
		Series - 2005 SD1 (Class A)
34,737,500	g	Wendys Funding LLC	3.371	06/15/45	34,929
		Series - 2015 1A (Class A2I)
		TOTAL ASSET BACKED			769,383

OTHER MORTGAGE BACKED - 8.8%
3,047,000	g,i	ACRE Commercial Mortgage Trust	2.934	08/15/31	3,003
		Series - 2014 FL2 (Class C)
6,500,000	g,i	ACRE Commercial Mortgage Trust	3.834	08/15/31	6,239
		Series - 2014 FL2 (Class D)
2,000,000	i	Banc of America Commercial Mortgage Trust	5.772	05/10/45	1,996
		Series - 2006 2 (Class B)
342

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$1,059,000		Banc of America Commercial Mortgage Trust	5.390%	10/10/45	$1,068
		Series - 2006 6 (Class AM)
2,500,000		Banc of America Commercial Mortgage Trust	5.480	10/10/45	2,474
		Series - 2006 6 (Class B)
10,500,000	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	10,378
		Series - 2007 1 (Class AM)
14,549,000	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	14,387
		Series - 2007 1 (Class AMFX)
12,000,000		Banc of America Commercial Mortgage Trust	3.019	06/15/49	12,620
		Series - 2016 UB10 (Class ASB)
3,500,000	g,i	Banc of America Commercial Mortgage Trust	5.821	02/10/51	3,084
		Series - 2007 4 (Class E)
2,000,000	g,i	Banc of America Commercial Mortgage Trust	6.000	02/10/51	1,850
		Series - 2007 4 (Class D)
18,825,000	i	Bear Stearns Commercial Mortgage Securities Trust	6.101	09/11/42	19,626
		Series - 2007 T28 (Class AJ)
4,500,000	i	Bear Stearns Commercial Mortgage Securities Trust	5.878	06/11/50	4,418
		Series - 2007 PW17 (Class AJ)
8,000,000	g	CGBAM Commercial Mortgage Trust	3.516	04/10/28	8,111
		Series - 2015 SMRT (Class C)
9,000,000	g	CGBAM Commercial Mortgage Trust	3.768	04/10/28	9,102
		Series - 2015 SMRT (Class D)
8,792,614	i	CHL Mortgage Pass-Through Trust	2.823	02/20/35	8,759
		Series - 2004 HYB9 (Class 1A1)
14,396,321		Citigroup Commercial Mortgage Trust	1.506	05/10/49	14,502
		Series - 2016 C1 (Class A1)
6,500,000		Citigroup Commercial Mortgage Trust	3.003	05/10/49	6,805
		Series - 2016 C1 (Class AAB)
407,847	i	Citigroup Commercial Mortgage Trust	5.713	12/10/49	411
		Series - 2007 C6 (Class ASB)
7,095,000	i	Citigroup Commercial Mortgage Trust	5.899	12/10/49	7,120
		Series - 2007 C6 (Class AM)
15,000,000	g,i	Citigroup Commercial Mortgage Trust	5.901	12/10/49	15,113
		Series - 2007 C6 (Class AMFX)
16,626,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	16,314
		Series - 2007 C3 (Class AJ)
32,585,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	33,600
		Series - 2007 C3 (Class AM)
5,640,000	i	COBALT CMBS Commercial Mortgage Trust	5.526	04/15/47	5,767
		Series - 2007 C2 (Class AMFX)
802,835		COMM Mortgage Trust	1.399	02/10/48	806
		Series - 2015 LC19 (Class A1)
5,000,000	g,i	COMM Mortgage Trust	1.135	12/10/49	4,735
		Series - 2007 C9 (Class AJFL)
2,180,000	i	COMM Mortgage Trust	5.650	12/10/49	2,210
		Series - 2007 C9 (Class AJ)
3,500,000	i	COMM Mortgage Trust	5.813	12/10/49	3,501
		Series - 2007 C9 (Class F)
1,000,000	i	COMM Mortgage Trust	6.007	12/10/49	1,005
		Series - 2007 C9 (Class C)
288,505	i	Commercial Mortgage Trust	5.238	04/10/37	288
		Series - 2005 GG5 (Class AJ)
16,156,810	i	Commercial Mortgage Trust	5.796	12/10/49	16,310
		Series - 2007 C9 (Class B)
343

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$28,000,000	i	Commercial Mortgage Trust	5.867%	12/10/49	$28,965
		Series - 2007 GG11 (Class AM)
12,771,940	i	Connecticut Avenue Securities	2.603	09/25/28	12,923
		Series - 2016 C02 (Class 1M1)
206,819		Countrywide Alternative Loan Trust	5.500	08/25/16	207
		Series - 2004 30CB (Class 1A15)
12,133,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	12,065
		Series - 2007 C4 (Class A1AJ)
15,500,000	i	Credit Suisse Commercial Mortgage Trust	5.949	09/15/39	15,437
		Series - 2007 C4 (Class AJ)
11,120,000		Credit Suisse Commercial Mortgage Trust	5.343	12/15/39	11,223
		Series - 2006 C5 (Class AM)
11,235,000	g	Credit Suisse Commercial Mortgage Trust	5.383	02/15/40	11,340
		Series - 2009 RR1 (Class A3C)
21,335,000	i	Credit Suisse Commercial Mortgage Trust	0.676	01/15/49	20,841
		Series - 2007 C2 (Class AMFL)
5,052,000	i	Credit Suisse Commercial Mortgage Trust	5.615	01/15/49	5,144
		Series - 2007 C2 (Class AM)
22,500,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	22,555
		Series - 2007 C2 (Class AJ)
11,500,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	12,806
		Series - 2006 OMA (Class D)
3,508,192		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	3,506
		Series - 2006 C4 (Class AM)
15,775,176		Csail 2015-C2 Commercial Mortgage Trust	1.454	06/15/57	15,853
		Series - 2015 C2 (Class A1)
30,000,000	g	DBUBS Mortgage Trust	4.537	07/10/44	33,362
		Series - 2011 LC2A (Class A4)
2,084,000	g,i	DBUBS Mortgage Trust	5.549	08/10/44	2,368
		Series - 2011 LC3A (Class B)
5,000,000	g	Four Times Square Trust Commercial Mortgage Pass-Through Certificates	5.401	12/13/28	5,666
		Series - 2006 4TS (Class A)
19,679,135	i	GE Commercial Mortgage Corp	5.606	12/10/49	19,037
		Series - 2007 C1 (Class AM)
3,665,000	i	GMAC Commercial Mortgage Securities, Inc	4.984	12/10/41	3,759
		Series - 2004 C3 (Class C)
21,180,000	g	GRACE 2014-GRCE Mortgage Trust	3.369	06/10/28	22,611
		Series - 2014 GRCE (Class A)
5,000,000	g	GRACE 2014-GRCE Mortgage Trust	3.520	06/10/28	5,280
		Series - 2014 GRCE (Class B)
5,398,615	i	Greenwich Capital Commercial Funding Corp	6.013	07/10/38	5,393
		Series - 2006 GG7 (Class AM)
15,943,000	g	GS Mortgage Securities Corp II	3.551	04/10/34	17,252
		Series - 2012 ALOH (Class A)
5,910,000	g,i	GS Mortgage Securities Corp II	5.357	12/10/43	6,609
		Series - 2010 C2 (Class B)
1,349,269	i	Impac CMB Trust	1.113	03/25/35	1,236
		Series - 2004 11 (Class 2A1)
7,965,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	7,957
		Series - 2005 LDP2 (Class C)
4,000,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	5.520	05/15/45	3,995
		Series - 2006 LDP8 (Class B)
344

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$8,145,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.360%	02/15/46	$8,812
		Series - 2011 C3 (Class C)
1,357,254	g	JP Morgan Chase Commercial Mortgage Securities Trust	4.106	07/15/46	1,419
		Series - 2011 C4 (Class A3)
6,455,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.577	07/15/46	7,098
		Series - 2011 C4 (Class C)
22,378,932		JP Morgan Chase Commercial Mortgage Securities Trust	5.257	05/15/47	22,522
		Series - 2006 LDP9 (Class A1A)
3,695,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	3,831
		Series - 2007 LD12 (Class AM)
118,682,776	i	JPMBB Commercial Mortgage Securities Trust	1.672	11/15/48	9,264
		Series - 2015 C32 (Class XA)
7,898,166		JPMBB Commercial Mortgage Securities Trust	1.898	12/15/48	8,009
		Series - 2015 C33 (Class A1)
643,389	i	LB-UBS Commercial Mortgage Trust	5.852	06/15/38	643
		Series - 2006 C4 (Class AJ)
6,000,000		LB-UBS Commercial Mortgage Trust	5.484	02/15/40	6,033
		Series - 2007 C1 (Class AJ)
1,400,000	i	LB-UBS Commercial Mortgage Trust	5.533	02/15/40	1,381
		Series - 2007 C1 (Class C)
4,150,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	3,988
		Series - 2007 C1 (Class D)
750,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	773
		Series - 2007 C6 (Class AM)
7,225,000	g	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	7,438
		Series - 2007 C6 (Class AMFL)
16,279,118	g,i	LVII Resecuritization Trust	3.257	07/25/47	16,310
		Series - 2015 A (Class A)
2,210,442	g,i	Merrill Lynch Mortgage Trust	6.472	02/12/51	2,295
		Series - 0 C1 (Class AJAF)
2,205,000	i	Merrill Lynch Mortgage Trust	6.472	02/12/51	2,290
		Series - 0 C1 (Class AJA)
5,880,000	g,i	Merrill Lynch Mortgage Trust	6.472	02/12/51	6,101
		Series - 2008 C1 (Class C)
9,300,000	g,i	ML-CFC Commercial Mortgage Trust	0.627	08/12/48	8,972
		Series - 2007 5 (Class AMFL)
26,695,000	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	26,825
		Series - 2007 6 (Class AM)
1,200,000	g	Morgan Stanley Bank of America Merrill Lynch Trust	3.989	12/15/46	1,243
		Series - 2014 C19 (Class LNC1)
4,500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.194	10/15/47	4,722
		Series - 2014 C18 (Class A2)
12,400,000	g	Morgan Stanley Capital I Trust	2.695	01/11/32	12,741
		Series - 2013 WLSR (Class A)
2,265,000	g,i	Morgan Stanley Capital I Trust	6.133	08/12/41	2,260
		Series - 2006 T23 (Class B)
10,072,629	i	Morgan Stanley Capital I Trust	5.389	11/12/41	9,987
		Series - 2006 HQ10 (Class AJ)
8,206,801	i	Morgan Stanley Capital I Trust	5.793	07/12/44	8,206
		Series - 2006 HQ9 (Class AJ)
500,000	i	Morgan Stanley Capital I Trust	5.832	07/12/44	499
		Series - 2006 HQ9 (Class B)
7,503,399		Morgan Stanley Capital I Trust	5.569	12/15/44	7,761
		Series - 2007 HQ13 (Class A3)
345

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,550,000	g,i	Morgan Stanley Capital I Trust	5.601%	09/15/47	$3,701
		Series - 2011 C1 (Class D)
8,650,000	i	Morgan Stanley Capital I Trust	5.678	04/12/49	8,671
		Series - 2007 HQ12 (Class B)
13,800,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	12,966
		Series - 2007 IQ15 (Class AJ)
11,000,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	11,341
		Series - 2007 IQ15 (Class AM)
12,121,000	g,i	Morgan Stanley Capital I Trust	6.104	06/11/49	10,022
		Series - 2007 IQ15 (Class B)
8,750,000	i	Morgan Stanley Capital I Trust	6.080	12/12/49	9,137
		Series - 2007 IQ16 (Class AMA)
2,330,000	i	Morgan Stanley Capital I Trust	6.115	12/12/49	2,090
		Series - 2007 IQ16 (Class AJ)
7,205,000	i	Morgan Stanley Capital I Trust	6.281	12/12/49	7,551
		Series - 2007 IQ16 (Class AM)
12,000,000	i	Morgan Stanley Capital I Trust	6.298	12/12/49	10,755
		Series - 2007 IQ16 (Class AJFX)
22,229,000	i	Morgan Stanley Capital I Trust	6.319	12/12/49	19,931
		Series - 2007 IQ16 (Class AJA)
1,084,260		Morgan Stanley Capital I Trust	4.770	07/15/56	1,084
		Series - 0 IQ9 (Class AJ)
5,000,000	g	RBS Commercial Funding, Inc 2013-SMV Trust	3.260	03/11/31	5,217
		Series - 2013 SMV (Class A)
4,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.653	09/25/24	4,002
		Series - 2014 HQ2 (Class M2)
417,478	i	Structured Agency Credit Risk Debt Note (STACR)	1.703	01/25/25	417
		Series - 2015 DN1 (Class M1)
6,500,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.853	01/25/25	6,553
		Series - 2015 DN1 (Class M2)
1,984,662	i	Structured Agency Credit Risk Debt Note (STACR)	1.503	03/25/25	1,986
		Series - 2015 HQ1 (Class M1)
1,548,441	i	Structured Agency Credit Risk Debt Note (STACR)	1.553	05/25/25	1,548
		Series - 2015 HQ2 (Class M1)
16,250,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.403	05/25/25	16,119
		Series - 2015 HQ2 (Class M2)
24,127,753	i	Structured Agency Credit Risk Debt Note (STACR)	1.903	07/25/28	24,207
		Series - 2016 DNA1 (Class M1)
6,250,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.653	10/25/28	6,301
		Series - 2016 DNA2 (Class M2)
21,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	1.546	12/25/28	21,757
		Series - 2016 DNA3 (Class M1)
12,500,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.646	12/15/43	12,029
		Series - 2007 C30 (Class AMFL)
35,625,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	36,241
		Series - 2007 C30 (Class AM)
5,500,000	i	Wachovia Bank Commercial Mortgage Trust	5.825	07/15/45	5,484
		Series - 2006 C27 (Class AJ)
3,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.865	07/15/45	2,817
		Series - 2006 C27 (Class B)
32,910,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	34,422
		Series - 2007 C34 (Class AM)
3,390,000	i	Wachovia Bank Commercial Mortgage Trust	6.020	05/15/46	1,994
		Series - 2007 C34 (Class F)
346

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$7,338,000	i	Wachovia Bank Commercial Mortgage Trust	6.141%	05/15/46	$7,265
		Series - 2007 C34 (Class AJ)
7,175,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	7,332
		Series - 2007 C31 (Class AM)
8,657,290	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	8,677
		Series - 2007 C31 (Class AJ)
2,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.700	04/15/47	1,972
		Series - 2007 C31 (Class B)
88,795,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	91,172
		Series - 2007 C32 (Class AMFX)
2,794,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	2,668
		Series - 2007 C32 (Class B)
49,550,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	48,359
		Series - 2007 C32 (Class AJ)
33,600,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	34,599
		Series - 2007 C33 (Class AM)
827,611		Wells Fargo Commercial Mortgage Trust	1.454	02/15/48	830
		Series - 2015 C26 (Class A1)
6,000,000		Wells Fargo Commercial Mortgage Trust	3.749	03/15/59	6,431
		Series - 2016 C33 (Class AS)
4,725,000	g,i	Wells Fargo Mortgage Backed Securities Trust	5.276	11/15/43	5,247
		Series - 2010 C1 (Class B)
		TOTAL OTHER MORTGAGE BACKED			1,227,310

		TOTAL STRUCTURED ASSETS			1,996,693
		(Cost $2,007,373)

		TOTAL BONDS			13,753,786
		(Cost $13,318,964)

SHARES		COMPANY
PREFERRED STOCKS - 0.1%

BANKS - 0.1%
470,597	*	Federal Home Loan Mortgage Corp			2,094
1,527,061	*	Federal National Mortgage Association			6,826
		TOTAL BANKS			8,920
		TOTAL PREFERRED STOCKS			8,920
		(Cost $49,941)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 9.0%

GOVERNMENT AGENCY DEBT - 2.5%
$14,114,000		Federal Agricultural Mortgage Corp	0.200	07/01/16	14,114
58,798,000		Federal Home Loan Bank (FHLB)	0.335	07/06/16	58,797
48,894,000		FHLB	0.320	07/12/16	48,891
26,400,000		FHLB	0.270	07/21/16	26,397
61,900,000		FHLB	0.340-0.345	07/22/16	61,894
33,500,000		FHLB	0.400	08/08/16	33,491
50,000,000		FHLB	0.400	08/12/16	49,985
32,000,000		FHLB	0.370	08/17/16	31,990
33,000,000		FHLB	0.451	09/07/16	32,983
		TOTAL GOVERNMENT AGENCY DEBT			358,542
347

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
TREASURY DEBT - 6.5%
$10,800,000	United States Treasury Bill	0.215%	07/07/16	$10,800
46,549,000	United States Treasury Bill	0.220-0.225	07/14/16	46,547
204,500,000	United States Treasury Bill	0.201-0.447	07/21/16	204,479
18,200,000	United States Treasury Bill	0.235	07/28/16	18,197
135,000,000	United States Treasury Bill	0.196-0.253	08/04/16	134,973
5,000,000	United States Treasury Bill	0.235	08/11/16	4,999
148,300,000	United States Treasury Bill	0.302-0.377	08/18/16	148,255
50,000,000	United States Treasury Bill	0.261	09/01/16	49,979
50,000,000	United States Treasury Bill	0.195	09/08/16	49,981
116,000,000	United States Treasury Bill	0.210-0.241	09/22/16	115,935
67,800,000	United States Treasury Bill	0.236-0.321	09/29/16	67,756
50,000,000	United States Treasury Bill	0.323	10/06/16	49,965
	TOTAL TREASURY DEBT			901,866

	TOTAL SHORT-TERM INVESTMENTS			1,260,408
	(Cost $1,260,322)

	TOTAL INVESTMENTS - 107.7%			15,108,638
	(Cost $14,714,941)
	OTHER ASSETS & LIABILITIES, NET - (7.7)%			(1,076,784)
	NET ASSETS - 100.0%			$14,031,854

Abbreviation(s):
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Columbian Peso
DKK	Danish Krone
DOP	Dominican Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli New Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
REIT	Real Estate Investment Trust
RUB	Russian Ruble
SEK	Swedish Krone
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
ZAR	South African Rand
348

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

*	Non-income producing
^	Amount represents less than $1,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/16, the aggregate value of these securities was $1,927,070,000, or 13.7% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
n	In default
p	All or a portion of these securities have been segregated to cover requirements on open forward foreign currency contracts.
w	All or a portion of these securities have been segregated to cover collateral requirements on mortgage dollar rolls.

Cost amounts are in thousands.
349

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND

INFLATION-LINKED BOND ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2016

			VALUE
PRINCIPAL		ISSUER	(000)
GOVERNMENT BONDS - 99.0%

AGENCY SECURITIES - 0.4%
		Montefiore Medical Center
$18,000,000		2.895%, 04/20/32	$18,638
		Private Export Funding Corp (PEFCO)
3,500,000		2.300%, 09/15/20	3,602
3,000,000		3.250%, 06/15/25	3,326
		Ukraine Government AID Bonds
3,500,000		1.847%, 05/29/20	3,583
		TOTAL AGENCY SECURITIES	29,149

MORTGAGE BACKED - 0.2%
		Government National Mortgage Association (GNMA)
13,936,117		3.650%, 02/15/32	15,538
		TOTAL MORTGAGE BACKED	15,538

U.S. TREASURY SECURITIES - 98.4%
	k	United States Treasury Inflation Indexed Bonds
45,087,440		2.375%, 01/15/17	45,929
247,428,194		0.125%, 04/15/17	248,971
140,471,008		2.625%, 07/15/17	146,212
148,504,095		1.625%, 01/15/18	154,123
406,811,328		0.125%, 04/15/18	412,882
150,429,216		1.375%, 07/15/18	157,778
147,634,150		2.125%, 01/15/19	158,382
237,876,690		0.125%, 04/15/19	242,919
137,807,970		1.875%, 07/15/19	149,120
226,008,918		1.375%, 01/15/20	241,359
445,897,845		0.125%, 04/15/20	456,227
292,474,446		1.250%, 07/15/20	314,326
364,096,525		1.125%, 01/15/21	389,484
126,673,425		0.125%, 04/15/21	129,820
345,804,120		0.625%, 07/15/21	364,071
344,541,301		0.125%, 01/15/22	351,235
402,584,490		0.125%, 07/15/22	411,674
272,573,200		0.125%, 01/15/23	276,211
85,319,850		0.375%, 07/15/23	88,245
78,176,075		0.625%, 01/15/24	81,858
95,711,550		0.125%, 07/15/24	96,695
73,730,000		0.250%, 01/15/25	74,877
256,690,189		2.375%, 01/15/25	306,558
77,675,290		0.375%, 07/15/25	80,004
109,739,020		0.625%, 01/15/26	115,585
214,933,339		2.000%, 01/15/26	252,913
161,565,888		2.375%, 01/15/27	198,351
191,154,060		1.750%, 01/15/28	223,533
118,361,777		3.625%, 04/15/28	163,805
181,506,438		2.500%, 01/15/29	230,015
350

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

		VALUE
PRINCIPAL	ISSUER	(000)
$152,925,917	3.875%, 04/15/29	$220,293
11,806,202	3.375%, 04/15/32	17,292
	TOTAL U.S. TREASURY SECURITIES	6,800,747

	TOTAL GOVERNMENT BONDS
	(Cost $6,414,144)	6,845,434

SHORT-TERM INVESTMENTS - 0.6%

GOVERNMENT AGENCY DEBT - 0.6%
	Federal Home Loan Bank (FHLB)
18,200,000	0.250%, 07/01/16	18,200
18,150,000	0.150%, 07/08/16	18,150
7,400,000	0.250%, 07/27/16	7,399
		43,749

	TOTAL SHORT-TERM INVESTMENTS	43,749
	(Cost $43,748)
	TOTAL INVESTMENTS - 99.6%	6,889,183
	(Cost $6,457,892)
	OTHER ASSETS AND LIABILITIES, NET - 0.4%	24,981
	NET ASSETS - 100.0%	$6,914,164

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

Cost amounts are in thousands.
351

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND
SOCIAL CHOICE ACCOUNT
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2016

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
BANK LOAN OBLIGATIONS - 0.5%

CAPITAL GOODS - 0.0%
$2,996,154	i	Manitowoc Foodservice, Inc	5.750%	03/03/23	$3,013
		TOTAL CAPITAL GOODS			3,013

CONSUMER SERVICES - 0.1%
10,000,000	i	Prime Security Services Borrower LLC	4.750	05/02/22	10,013
3,150,000	i	Prime Security Services Borrower LLC	4.750	05/02/22	3,154
		TOTAL CONSUMER SERVICES			13,167

ENERGY - 0.1%
781,801	i	Granite Acquisition, Inc	5.000	12/19/21	744
17,501,676	i	Granite Acquisition, Inc	5.000	12/19/21	16,656
		TOTAL ENERGY			17,400

MEDIA - 0.0%
3,167,063	i	CCO Safari III LLC	3.500	01/24/23	3,167
		TOTAL MEDIA			3,167

RETAILING - 0.0%
2,568,563	i	KAR Auction Services, Inc	4.250	03/09/23	2,574
		TOTAL RETAILING			2,574

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
10,000,000	i	MTS Systems Corp	5.000	12/31/23	9,962
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			9,962

UTILITIES - 0.2%
9,505,057	i	ExGen Renewables I LLC	5.250	02/06/21	9,487
15,220,037	i	Terra-Gen Finance Co LLC	5.250	12/09/21	12,861
		TOTAL UTILITIES			22,348

		TOTAL BANK LOAN OBLIGATIONS			71,631
		(Cost $74,373)

BONDS - 38.4%

CORPORATE BONDS - 10.5%

AUTOMOBILES & COMPONENTS - 0.1%
7,550,000		Delphi Automotive plc	3.150	11/19/20	7,767
3,250,000		Johnson Controls, Inc	5.000	03/30/20	3,556
4,675,000		Magna International, Inc	3.625	06/15/24	4,933
		TOTAL AUTOMOBILES & COMPONENTS			16,256
352

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
BANKS - 2.4%
$51,000,000		Bank of America Corp	1.950%	05/12/18	$51,300
18,500,000	e	Bank of Nova Scotia	2.125	09/11/19	18,979
12,000,000	e	Bank of Nova Scotia	1.875	04/26/21	12,096
21,000,000	i	BOK Financial Corp	1.316	05/15/17	20,956
7,025,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	7,266
6,157,000		Discover Bank	4.200	08/08/23	6,511
5,000,000	e,g	DNB Boligkreditt AS.	2.000	05/28/20	5,094
10,000,000		First Niagara Financial Group, Inc	6.750	03/19/20	11,393
30,000,000	e,g	ING Bank NV	2.000	11/26/18	30,319
11,500,000	e,g	Intesa Sanpaolo S.p.A	5.017	06/26/24	10,569
10,000,000	e,g	Intesa Sanpaolo S.p.A	5.710	01/15/26	9,485
6,300,000		KeyBank NA	2.350	03/08/19	6,435
9,913,000		Manufacturers & Traders Trust Co	6.625	12/04/17	10,578
14,000,000		Manufacturers & Traders Trust Co	1.450	03/07/18	14,032
4,644,000	i	Manufacturers & Traders Trust Co	1.664	12/28/20	4,550
6,076,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	5,909
2,475,000		Manufacturers & Traders Trust Co	2.900	02/06/25	2,538
3,314,000		Northern Trust Corp	3.375	08/23/21	3,569
18,257,000		People’s United Financial, Inc	3.650	12/06/22	18,794
8,245,000	e	PNC Bank NA	2.950	01/30/23	8,399
12,000,000	e	Regions Financial Corp	2.000	05/15/18	12,021
8,450,000	e	Royal Bank of Canada	1.875	02/05/20	8,562
12,000,000		Royal Bank of Canada	2.100	10/14/20	12,242
14,500,000	e,g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	14,510
14,000,000	e	SVB Financial Group	3.500	01/29/25	13,964
		TOTAL BANKS			320,071

CAPITAL GOODS - 0.4%
2,500,000	e	3M Co	6.375	02/15/28	3,457
1,975,000		Anixter, Inc	5.125	10/01/21	2,005
4,575,000	e	Anixter, Inc	5.500	03/01/23	4,655
4,600,000	e	Ingersoll-Rand Global Holding Co Ltd	4.250	06/15/23	5,108
5,155,000		Pall Corp	5.000	06/15/20	5,869
5,625,000	e	Parker-Hannifin Corp	4.200	11/21/34	6,316
6,980,000	e	Pentair Finance S.A.	2.650	12/01/19	6,981
6,400,000		Rockwell Automation, Inc	2.050	03/01/20	6,505
3,300,000		Rockwell Collins, Inc	3.100	11/15/21	3,477
6,125,000		Rockwell Collins, Inc	3.700	12/15/23	6,701
		TOTAL CAPITAL GOODS			51,074

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
5,300,000		Air Lease Corp	2.125	01/15/18	5,274
9,075,000		Air Lease Corp	3.875	04/01/21	9,347
6,525,000		Air Lease Corp	4.250	09/15/24	6,607
2,730,000	e	Waste Management, Inc	4.600	03/01/21	3,035
3,475,000	e	Waste Management, Inc	3.900	03/01/35	3,643
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			27,906

CONSUMER SERVICES - 0.6%
4,000,000		American National Red Cross	5.567	11/15/17	4,206
10,000,000		Henry J Kaiser Family Foundation	3.356	12/01/25	10,505
1,250,000	e	McDonald’s Corp	5.000	02/01/19	1,361
19,000,000		Metropolitan Museum of Art	3.400	07/01/45	20,109
353

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$7,550,000		Nature Conservancy	6.300%	07/01/19	$8,452
17,500,000		New York Public Library Astor Lenox & Tilden Foundations	4.305	07/01/45	19,567
5,145,000		Salvation Army	5.637	09/01/26	5,885
3,450,000		Trustees of Dartmouth College	3.474	06/01/46	3,681
		TOTAL CONSUMER SERVICES			73,766

DIVERSIFIED FINANCIALS - 0.8%
11,750,000	e	American Express Credit Corp	2.250	05/05/21	11,962
750,000	g,i	Armor Re Ltd	4.709	12/15/16	746
2,675,000	e	Bank of New York Mellon Corp	5.450	05/15/19	2,974
2,169,000		Discover Financial Services	3.850	11/21/22	2,203
9,000,000	g	EDP Finance BV	4.125	01/15/20	9,284
9,500,000	g	EDP Finance BV	5.250	01/14/21	10,070
11,700,000	e	Ford Motor Credit Co LLC	3.200	01/15/21	12,053
2,300,000		Legg Mason, Inc	3.950	07/15/24	2,326
34,500,000		Morgan Stanley	2.200	12/07/18	34,972
9,500,000	g	Nacional Financiera SNC	3.375	11/05/20	9,681
9,750,000	g	RCI Banque S.A.	3.500	04/03/18	10,068
		TOTAL DIVERSIFIED FINANCIALS			106,339

ENERGY - 0.8%
2,500,000	e	Devon Energy Corp	6.300	01/15/19	2,708
3,000,000	e	EOG Resources, Inc	4.100	02/01/21	3,262
8,450,000		EOG Resources, Inc	3.900	04/01/35	8,477
6,225,000		EOG Resources, Inc	5.100	01/15/36	7,107
1,000,000		Marathon Oil Corp	2.700	06/01/20	942
7,450,000		Marathon Petroleum Corp	4.750	09/15/44	6,359
3,025,000		National Oilwell Varco, Inc	1.350	12/01/17	3,003
2,500,000		Noble Energy, Inc	8.250	03/01/19	2,863
3,290,000	e	Noble Energy, Inc	5.050	11/15/44	3,315
2,150,000	g	Northern Natural Gas Co	4.100	09/15/42	2,266
4,175,000	e	Occidental Petroleum Corp	2.600	04/15/22	4,279
2,760,000	e	Occidental Petroleum Corp	3.400	04/15/26	2,912
9,000,000		Phillips 66	4.650	11/15/34	9,599
2,575,000		Southwestern Energy Co	3.300	01/23/18	2,632
5,300,000	e	Southwestern Energy Co	4.050	01/23/20	5,181
5,000,000		Spectra Energy Capital LLC	5.650	03/01/20	5,358
9,500,000	e	Statoil ASA	3.150	01/23/22	9,975
4,500,000	e	Statoil ASA	2.650	01/15/24	4,544
5,932,000		Statoil ASA	3.950	05/15/43	6,162
5,000,000	g	Texas Eastern Transmission LP	4.125	12/01/20	5,279
12,350,000	g	Woodside Finance Ltd	3.650	03/05/25	12,069
		TOTAL ENERGY			108,292

FOOD & STAPLES RETAILING - 0.1%
1,451,000		Safeway, Inc	3.400	12/01/16	1,447
7,475,000		Starbucks Corp	2.450	06/15/26	7,583
		TOTAL FOOD & STAPLES RETAILING			9,030

FOOD, BEVERAGE & TOBACCO - 0.2%
4,678,000	e	Kellogg Co	4.000	12/15/20	5,128
3,250,000	e	Mead Johnson Nutrition Co	3.000	11/15/20	3,395
5,075,000	e	Mead Johnson Nutrition Co	4.125	11/15/25	5,538
428,000		PepsiCo, Inc	7.900	11/01/18	495
354

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$5,100,000		PepsiCo, Inc	1.500%	02/22/19	$5,172
3,559,000	e	PepsiCo, Inc	4.000	03/05/42	3,826
		TOTAL FOOD, BEVERAGE & TOBACCO			23,554

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
3,250,000	e	Laboratory Corp of America Holdings	2.625	02/01/20	3,320
9,000,000		Laboratory Corp of America Holdings	3.200	02/01/22	9,311
7,700,000		New York and Presbyterian Hospital	4.063	08/01/56	8,231
5,375,000		Owens & Minor, Inc	3.875	09/15/21	5,563
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			26,425

INSURANCE - 0.3%
3,100,000	e	Progressive Corp	3.750	08/23/21	3,411
15,000,000	i	Prudential Financial, Inc	5.200	03/15/44	14,707
7,450,000	i	Prudential Financial, Inc	5.375	05/15/45	7,534
10,550,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	10,686
8,687,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	9,064
		TOTAL INSURANCE			45,402

MATERIALS - 0.4%
2,275,000	e	Ball Corp	5.000	03/15/22	2,415
8,930,000	e	Ball Corp	4.000	11/15/23	8,796
5,750,000	e	Domtar Corp	4.400	04/01/22	5,963
2,300,000		Eastman Chemical Co	5.500	11/15/19	2,546
7,500,000		International Paper Co	5.000	09/15/35	8,128
5,000,000		International Paper Co	6.000	11/15/41	5,930
4,000,000		International Paper Co	4.800	06/15/44	4,069
5,000,000		MeadWestvaco Corp	7.375	09/01/19	5,740
5,000,000	e	Nucor Corp	4.000	08/01/23	5,342
2,500,000	g	Sealed Air Corp	5.500	09/15/25	2,603
		TOTAL MATERIALS			51,532

MEDIA - 0.2%
3,125,000	e,g	CCO Safari II LLC	3.579	07/23/20	3,267
7,925,000	g	CCO Safari II LLC	4.464	07/23/22	8,533
4,725,000	e,g	Charter Communications Operating LLC	4.908	07/23/25	5,150
7,225,000		Time Warner Cable, Inc	8.250	04/01/19	8,390
5,500,000	e	Time Warner Cable, Inc	4.500	09/15/42	5,129
		TOTAL MEDIA			30,469

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.2%
2,550,000		Biogen, Inc	2.900	09/15/20	2,658
7,000,000	e	Biogen, Inc	3.625	09/15/22	7,431
5,000,000		Bristol-Myers Squibb Co	3.250	08/01/42	4,978
3,300,000	e	Zoetis, Inc	3.450	11/13/20	3,407
10,000,000	e	Zoetis, Inc	3.250	02/01/23	10,192
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			28,666

REAL ESTATE - 0.4%
3,625,000	e	Alexandria Real Estate Equities, Inc	3.950	01/15/27	3,751
6,275,000		Brixmor Operating Partnership LP	4.125	06/15/26	6,443
1,500,000	e	Duke Realty LP	3.250	06/30/26	1,522
10,000,000	e	Equity One, Inc	3.750	11/15/22	10,169
355

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,500,000	e	Federal Realty Investment Trust	2.750%	06/01/23	$3,556
3,400,000		Healthcare Realty Trust, Inc	5.750	01/15/21	3,816
4,825,000		Mid-America Apartments LP	4.000	11/15/25	5,083
15,854,000	e	Regency Centers LP	3.750	06/15/24	16,527
2,400,000	e	Ventas Realty LP	3.250	08/15/22	2,481
		TOTAL REAL ESTATE			53,348

TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
17,500,000	e	Apple, Inc	2.850	02/23/23	18,391
3,375,000		CC Holdings GS V LLC	2.381	12/15/17	3,419
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			21,810

TELECOMMUNICATION SERVICES - 0.0%
3,400,000	e	CenturyLink, Inc	6.750	12/01/23	3,340
		TOTAL TELECOMMUNICATION SERVICES			3,340

TRANSPORTATION - 0.6%
2,421,376		Delta Air Lines	4.250	07/30/23	2,470
5,807,645		Delta Air Lines	3.625	07/30/27	6,127
7,250,000		GATX Corp	5.200	03/15/44	7,516
9,925,000	g	Kansas City Southern	4.950	08/15/45	11,153
5,000,000	e	Norfolk Southern Corp	3.250	12/01/21	5,287
6,894,000	e	Norfolk Southern Corp	2.903	02/15/23	7,125
475,000		Norfolk Southern Corp	5.590	05/17/25	576
7,500,000		Norfolk Southern Corp	4.450	06/15/45	8,271
8,900,000	e	Spirit Airlines, Inc	4.100	04/01/28	9,033
4,050,000	e	Union Pacific Corp	3.375	02/01/35	4,083
5,196,109		Union Pacific Railroad Co	3.227	05/14/26	5,451
9,656,634		Union Pacific Railroad Co	2.695	05/12/27	9,756
1,360,000	i	United Parcel Service of America, Inc (Step Bond)	8.375	04/01/30	2,037
		TOTAL TRANSPORTATION			78,885

UTILITIES - 2.4%
2,000,000		Atmos Energy Corp	8.500	03/15/19	2,358
1,200,000		Connecticut Light & Power Co	5.500	02/01/19	1,328
2,000,000		Connecticut Light & Power Co	5.750	03/01/37	2,537
3,000,000		Connecticut Light & Power Co	4.150	06/01/45	3,348
2,425,000		Consolidated Edison, Inc	2.000	05/15/21	2,451
8,727,435	g	Continental Wind LLC	6.000	02/28/33	9,701
10,000,000		Delmarva Power & Light Co	4.150	05/15/45	10,751
22,500,000	e,g	Electricite de France S.A.	3.625	10/13/25	23,477
11,250,000	e	Georgia Power Co	3.250	04/01/26	11,959
872,705	g	Great River Energy	5.829	07/01/17	905
2,745,000	g	International Transmission Co	4.625	08/15/43	3,071
6,575,000		Interstate Power & Light Co	3.250	12/01/24	7,034
5,525,000		Interstate Power & Light Co	3.400	08/15/25	5,975
4,175,000		ITC Holdings Corp	3.250	06/30/26	4,181
9,250,000	e,g	Narragansett Electric Co	4.170	12/10/42	9,757
9,600,000	e,g	Niagara Mohawk Power Corp	4.278	10/01/34	10,419
9,750,000	g	Niagara Mohawk Power Corp	4.119	11/28/42	10,245
1,500,000		Northwest Natural Gas Co	5.620	11/21/23	1,777
10,000,000		NorthWestern Corp	4.176	11/15/44	10,638
630,000		Public Service Co of Colorado	4.750	08/15/41	759
356

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$5,500,000	e	San Diego Gas & Electric Co	3.000%	08/15/21	$5,887
5,892,865		San Diego Gas & Electric Co	1.914	02/01/22	5,898
620,000		San Diego Gas & Electric Co	6.000	06/01/39	851
8,875,000	e	Sierra Pacific Power Co	3.375	08/15/23	9,622
26,850,000	g	Solar Star Funding LLC	3.950	06/30/35	28,432
7,950,000	g	Solar Star Funding LLC	5.375	06/30/35	9,430
2,000,000		Southern California Edison Co	2.400	02/01/22	2,074
5,975,000	e	Southern Power Co	1.850	12/01/17	6,027
39,250,000	e	Southern Power Co	4.150	12/01/25	42,464
16,000,000	e,g	TerraForm Power Operating LLC	5.875	02/01/23	15,229
20,256,555	g	Topaz Solar Farms LLC	4.875	09/30/39	21,657
13,913,054	g	Topaz Solar Farms LLC	5.750	09/30/39	15,851
5,000,000		Washington Gas Light Co	5.440	08/11/25	5,801
1,400,000	e	WEC Energy Group, Inc	3.550	06/15/25	1,503
6,400,000		Westar Energy, Inc	2.550	07/01/26	6,408
16,525,000		WGL Holdings, Inc	2.250	11/01/19	16,776
		TOTAL UTILITIES			326,581

		TOTAL CORPORATE BONDS			1,402,746
		(Cost $1,343,528)

GOVERNMENT BONDS - 24.2%

AGENCY SECURITIES - 4.2%
7,968,496		Ethiopian Leasing 2012 LLC	2.566	08/14/26	8,333
3,843,744		Export Lease Ten Co LLC	1.650	05/07/25	3,845
5,500,000		Federal Home Loan Bank (FHLB)	5.000	11/17/17	5,827
5,000,000		Federal Home Loan Mortgage Corp (FHLMC)	1.000	09/29/17	5,024
6,400,000		Federal National Mortgage Association (FNMA)	1.125	04/27/17	6,428
7,000,000		FNMA	1.625	01/21/20	7,166
15,500,000		FNMA	2.625	09/06/24	16,684
2,290,826	g	Genesis Solar 2011 Pass Through Trust	3.875	02/15/38	2,577
1,096,000	j	Government Trust Certificate	0.000	04/01/19	1,062
5,000,000	j	Government Trust Certificate	0.000	04/01/21	4,682
33,000,000		Hashemite Kingdom of Jordan Government AID Bond	2.503	10/30/20	34,950
7,570,000	g	Hospital for Special Surgery	3.500	01/01/23	8,004
8,250,000	i	India Government AID Bond	0.737	02/01/27	7,897
5,805,000		Lutheran Medical Center	1.982	02/20/30	5,857
8,062,500		Mexican Aircraft Finance V LLC	2.329	01/14/27	8,311
3,485,000	g	Montefiore Medical Center	3.896	05/20/27	3,605
9,965,000		NCUA Guaranteed Notes	2.350	06/12/17	10,115
11,450,000		NCUA Guaranteed Notes	3.000	06/12/19	12,166
7,000,000		NCUA Guaranteed Notes	3.450	06/12/21	7,584
17,895,000		New York Society for the Relief of the Ruptured & Crippled	2.881	12/20/31	18,533
3,000,000	j	Overseas Private Investment Corp (OPIC)	0.000	04/30/17	3,248
775,000	j	OPIC	0.000	11/11/17	780
10,750,000	j	OPIC	0.000	11/17/17	10,926
5,700,000	j	OPIC	0.000	11/15/19	6,073
4,522,360		OPIC	2.290	09/15/26	4,689
2,455,100		OPIC	2.040	12/15/26	2,509
9,750,000		OPIC	2.740	09/15/29	10,037
12,000,000		OPIC	3.220	09/15/29	12,801
13,500,000		OPIC	3.280	09/15/29	14,463
2,459,556		OPIC	2.610	04/15/30	2,510
357

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$4,237,000		OPIC	2.930%	05/15/30	$4,429
7,002,200		OPIC	3.040	05/15/30	7,424
8,235,333		OPIC	3.540	06/15/30	9,070
21,208,954		OPIC	3.370	12/15/30	23,277
22,307,071		OPIC	3.820	12/20/32	25,180
14,391,658		OPIC	3.938	12/20/32	16,283
12,327,155		OPIC	3.160	06/01/33	13,113
11,834,069		OPIC	3.430	06/01/33	12,926
1,250,000		OPIC	2.810	07/31/33	1,293
2,000,000		OPIC	2.940	07/31/33	2,090
8,000,000		Private Export Funding Corp (PEFCO)	2.250	12/15/17	8,165
5,000,000		PEFCO	4.375	03/15/19	5,449
5,854,000		PEFCO	1.450	08/15/19	5,939
13,150,000	e	PEFCO	2.250	03/15/20	13,640
8,000,000		PEFCO	2.300	09/15/20	8,233
17,500,000		PEFCO	4.300	12/15/21	20,010
8,250,000		PEFCO	2.050	11/15/22	8,499
4,000,000		PEFCO	3.550	01/15/24	4,469
8,000,000	e	PEFCO	3.250	06/15/25	8,870
2,641,125		Tayarra Ltd	3.628	02/15/22	2,806
2,545,871		Tricahue Leasing LLC	3.503	11/19/21	2,693
9,250,000		Ukraine Government AID Bonds	1.844	05/16/19	9,416
15,300,000		Ukraine Government AID Bonds	1.847	05/29/20	15,662
7,700,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	8,171
4,894,000		US Department of Housing and Urban Development (HUD)	2.910	08/01/17	5,016
8,000,000		HUD	4.560	08/01/17	8,353
10,750,000		HUD	1.770	08/01/18	10,973
5,007,000		HUD	5.380	08/01/18	5,030
750,000		HUD	2.050	08/01/19	777
9,500,000		HUD	4.870	08/01/19	10,607
13,967,000		HUD	4.960	08/01/20	15,748
13,500,000		HUD	5.050	08/01/21	15,232
3,217,000		HUD	2.910	08/01/23	3,439
2,916,667		VRG Linhas Aereas S.A.	0.983	03/13/18	2,910
6,390,000		Montefiore Medical Center	2.152	10/20/26	6,542
10,000,000		Montefiore Medical Center	2.895	04/20/32	10,354
		TOTAL AGENCY SECURITIES			578,774

FOREIGN GOVERNMENT BONDS - 4.9%
26,000,000		African Development Bank	1.375	12/17/18	26,342
13,550,000		African Development Bank	2.375	09/23/21	14,264
17,500,000		Asian Development Bank	2.125	03/19/25	18,121
6,000,000	g	Caisse d’Amortissement de la Dette Sociale	2.000	04/17/20	6,147
9,000,000		Canada Government International Bond	1.125	03/19/18	9,066
7,058,784	g	Carpintero Finance Ltd	2.004	09/18/24	7,175
25,000,000		European Bank for Reconstruction & Development	1.625	04/10/18	25,287
2,000,000		European Investment Bank	2.000	03/15/21	2,067
36,350,000		European Investment Bank	2.125	04/13/26	37,257
2,000,000		European Investment Bank	4.875	02/15/36	2,694
16,275,000		Export Development Canada	1.250	12/10/18	16,408
9,000,000		Export Development Canada	1.625	12/03/19	9,188
18,175,000		Export-Import Bank of Korea	1.750	02/27/18	18,252
15,000,000	g	Finnvera Oyj	2.375	06/04/25	15,500
6,082,000		Hydro Quebec	8.400	01/15/22	8,033
358

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$45,000,000		Inter-American Development Bank	1.185%	07/09/18	$45,366
3,000,000		International Bank for Reconstruction & Development	2.000	10/20/16	3,014
19,075,000		International Finance Corp	1.250	11/27/18	19,248
26,250,000	e	International Finance Corp	2.125	04/07/26	27,357
29,000,000	g,i	International Finance Facility for Immunisation	0.819	07/05/16	29,000
2,850,000		Italy Government International Bond	5.375	06/12/17	2,950
5,000,000		Japan Bank for International Cooperation	1.875	04/20/21	5,084
9,000,000	g	Japan Finance Organization for Municipalities	2.125	04/13/21	9,150
5,000,000		KFW	1.000	01/26/18	5,016
23,000,000		KFW	1.750	10/15/19	23,553
11,500,000		KFW	1.500	04/20/20	11,679
38,200,000		KFW	1.875	11/30/20	39,327
10,000,000		KFW	2.625	01/25/22	10,655
12,500,000	g	Kommunalbanken AS.	2.125	02/11/25	12,792
19,400,000	g	Kommuninvest I Sverige AB	1.500	04/23/19	19,675
23,500,000	g	Nederlandse Waterschapsbank NV	2.375	03/24/26	24,626
10,000,000		North American Development Bank	2.300	10/10/18	10,223
36,075,000		North American Development Bank	2.400	10/26/22	36,843
15,250,000		Province of Manitoba Canada	1.750	05/30/19	15,546
15,000,000		Province of Manitoba Canada	2.100	09/06/22	15,433
12,700,000	e	Province of Manitoba Canada	3.050	05/14/24	13,759
10,000,000		Province of New Brunswick Canada	2.750	06/15/18	10,333
9,500,000	e	Province of Ontario Canada	1.200	02/14/18	9,551
5,000,000		Province of Ontario Canada	4.400	04/14/20	5,568
10,000,000	e	Province of Quebec Canada	3.500	07/29/20	10,847
12,000,000	e	Province of Quebec Canada	2.500	04/20/26	12,354
5,000,000	e	Province of Quebec Canada	7.500	09/15/29	7,587
		TOTAL FOREIGN GOVERNMENT BONDS			652,337

MORTGAGE BACKED - 8.5%
7,318,878		Federal Home Loan Mortgage Corp (FHLMC)	3.500	09/15/41	7,689
2,782,842		FHLMC	3.000	12/15/41	2,916
13,101,350		FHLMC	3.000	09/15/42	13,591
7,939,803	i	FHLMC	0.792	07/15/45	7,914
3,744		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16	4
40,617		FGLMC	6.000	12/01/17	42
56,949		FGLMC	7.000	10/01/20	60
5,667		FGLMC	7.000	05/01/23	6
21,305		FGLMC	8.000	01/01/31	25
442,232		FGLMC	4.500	07/01/33	484
788,065		FGLMC	5.500	09/01/33	891
758,177		FGLMC	5.500	09/01/33	861
1,139,327		FGLMC	5.500	12/01/33	1,289
2,844,296		FGLMC	7.000	12/01/33	3,442
1,008,686		FGLMC	7.000	05/01/35	1,216
127,522		FGLMC	5.000	02/01/36	142
1,987		FGLMC	6.500	05/01/36	2
666,730		FGLMC	5.000	07/01/39	736
3,161,012	w	FGLMC	4.500	11/01/40	3,539
3,499,079	w	FGLMC	4.500	12/01/40	3,917
930,983		FGLMC	4.500	10/01/44	1,034
1,270,912		FGLMC	4.500	11/01/44	1,411
1,046,796		FGLMC	4.500	11/01/44	1,163
448,043		FGLMC	4.500	12/01/44	491
359

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$809,225		FGLMC	4.500%	12/01/44	$899
3,741,937		FGLMC	3.500	04/01/45	4,002
8,567,635		FGLMC	3.500	07/01/45	9,077
33,889,558		FGLMC	3.500	10/01/45	36,213
20,515,965		FGLMC	4.000	12/01/45	22,348
6,057,960		FGLMC	3.500	03/01/46	6,474
2,950,692		FGLMC	4.000	05/01/46	3,204
3,953,823		FGLMC	3.500	06/01/46	4,189
3,387		Federal National Mortgage Association (FNMA)	8.000	03/01/23	3
27,258		FNMA	8.000	07/01/24	32
14,000,000	h	FNMA	2.500	07/25/31	14,485
25,000,000	g,h	FNMA	3.000	07/25/31	26,212
21,000,000	h	FNMA	2.500	08/25/31	21,694
30,000,000	h	FNMA	3.000	08/25/31	31,422
10,000,000	h	FNMA	2.500	09/25/31	10,312
369,965		FNMA	6.500	07/01/32	436
74,956		FNMA	4.500	03/25/33	75
3,228,640		FNMA	5.000	06/01/33	3,597
6,960,068		FNMA	5.000	10/01/33	7,768
365,752		FNMA	5.000	11/01/33	410
82,135		FNMA	7.000	01/01/34	88
1,064,928		FNMA	5.000	03/01/34	1,189
1,803,577		FNMA	5.500	03/01/34	2,047
5,775,291		FNMA	5.000	05/01/35	6,432
3,676,348		FNMA	5.000	10/01/35	4,090
2,847,489		FNMA	5.000	02/01/36	3,169
10,172,254		FNMA	3.500	03/01/36	10,828
2,687,117		FNMA	3.500	04/01/36	2,860
3,478,973		FNMA	3.500	05/01/36	3,703
5,946,828		FNMA	4.000	06/01/36	6,440
7,070,000	h	FNMA	3.500	07/01/36	7,526
1,413,853		FNMA	5.500	08/01/37	1,604
705,083		FNMA	6.000	09/01/37	823
667,888		FNMA	6.000	09/01/37	775
189,557		FNMA	6.500	09/01/37	218
826,948		FNMA	5.500	01/01/38	939
18,111		FNMA	6.500	02/01/38	21
2,807,714		FNMA	5.500	04/01/38	3,161
3,425,917		FNMA	5.500	11/01/38	4,015
4,740,673		FNMA	5.500	12/01/38	5,424
34,499		FNMA	4.500	04/01/39	39
964,822		FNMA	4.500	05/01/39	1,067
438,549		FNMA	4.000	07/01/39	476
1,709,145		FNMA	5.500	08/01/39	1,959
654,988		FNMA	4.500	10/01/39	716
51,595		FNMA	4.500	02/01/40	56
719,337		FNMA	4.500	06/01/40	788
600,332		FNMA	5.000	08/01/40	668
2,923,171		FNMA	5.000	09/01/40	3,255
146,823		FNMA	4.500	11/01/40	164
1,586,151		FNMA	4.500	11/01/40	1,738
7,287,908		FNMA	4.500	01/01/41	8,126
240,583		FNMA	4.500	01/01/41	262
206,780		FNMA	4.500	02/01/41	232
360

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$4,671,908		FNMA	5.000%	05/01/41	$5,205
237,837		FNMA	4.500	06/01/41	267
258,675		FNMA	4.500	06/01/41	288
890,864		FNMA	5.000	06/01/41	993
2,673,459		FNMA	5.000	07/01/41	2,980
1,928,807		FNMA	4.500	09/01/41	2,135
2,636,804		FNMA	4.500	11/01/41	2,891
426,400		FNMA	4.500	12/01/41	475
13,761,534		FNMA	5.500	12/01/41	15,952
829,337		FNMA	4.500	01/01/42	923
261,934		FNMA	4.500	01/01/42	292
2,182,146		FNMA	3.500	02/01/42	2,330
7,800,930		FNMA	4.500	02/01/42	8,550
10,591,434		FNMA	3.000	03/25/42	11,061
268,245		FNMA	4.500	04/01/42	299
2,599,691		FNMA	4.500	04/01/42	2,849
296,898		FNMA	4.500	06/01/42	331
10,638,784		FNMA	4.500	06/01/42	11,641
5,336,674		FNMA	3.000	06/25/42	5,578
12,290,090		FNMA	3.500	07/01/42	13,121
242,029		FNMA	4.500	07/01/42	271
5,936,302	i	FNMA	0.953	08/25/42	5,946
194,224		FNMA	3.000	10/01/42	202
10,729,490		FNMA	3.000	10/01/42	11,159
5,558,739	i	FNMA	0.853	11/25/42	5,557
6,473,415		FNMA	3.500	11/25/42	1,012
7,915,475	w	FNMA	3.000	01/01/43	8,232
10,076,568	w	FNMA	3.000	02/01/43	10,480
5,793,022		FNMA	3.000	02/25/43	6,089
3,632,608	i	FNMA	0.803	03/25/43	3,616
12,357		FNMA	3.000	04/01/43	13
5,737,737		FNMA	3.000	08/25/43	6,043
3,283,346		FNMA	3.500	09/01/43	3,471
4,965,888		FNMA	4.000	04/01/44	5,384
2,354,861		FNMA	4.000	06/01/44	2,555
3,212,829		FNMA	4.000	06/01/44	3,487
1,301,353		FNMA	4.500	06/01/44	1,454
12,492,858		FNMA	4.500	06/01/44	13,959
914,266		FNMA	4.000	07/01/44	991
2,349,847		FNMA	4.000	07/01/44	2,549
7,698,177		FNMA	4.000	08/01/44	8,352
1,133,221		FNMA	4.000	08/01/44	1,229
4,209,393		FNMA	4.000	08/01/44	4,567
2,825,739		FNMA	4.000	08/01/44	3,066
2,847,495		FNMA	4.500	08/01/44	3,181
696,535		FNMA	4.000	09/01/44	756
776,850		FNMA	4.000	09/01/44	842
4,071,331		FNMA	4.000	10/01/44	4,417
6,697,403		FNMA	4.500	10/01/44	7,484
12,990,692		FNMA	4.500	11/01/44	14,516
2,830,520		FNMA	4.000	12/01/44	3,053
5,444,285		FNMA	4.000	12/01/44	5,947
2,865,727		FNMA	4.500	12/01/44	3,202
4,019,430		FNMA	4.000	01/01/45	4,391
361

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$830,501		FNMA	3.500%	03/01/45	$887
575,274		FNMA	3.500	03/01/45	616
345,971		FNMA	3.500	03/01/45	370
1,211,315		FNMA	3.500	03/01/45	1,293
800,676		FNMA	4.500	03/01/45	895
384,275		FNMA	3.500	04/01/45	410
7,219,677		FNMA	3.500	04/01/45	7,707
1,682,044		FNMA	3.500	04/01/45	1,796
763,154		FNMA	4.500	04/01/45	853
6,613,493		FNMA	3.500	05/01/45	7,082
887,926		FNMA	4.000	05/01/45	970
1,105,209		FNMA	3.500	06/01/45	1,180
1,975,711		FNMA	4.000	06/01/45	2,159
2,880,407		FNMA	3.500	07/01/45	3,075
8,910,855		FNMA	4.000	07/01/45	9,722
5,971,296		FNMA	4.000	08/01/45	6,412
863,668		FNMA	4.000	08/01/45	952
4,925,556		FNMA	3.500	09/01/45	5,255
3,822,794		FNMA	4.000	11/01/45	4,215
988,905		FNMA	4.000	12/01/45	1,090
5,109,217		FNMA	4.000	12/01/45	5,540
723,169		FNMA	3.500	01/01/46	772
21,469,256		FNMA	3.500	01/01/46	22,668
13,474,290		FNMA	4.000	01/01/46	14,700
8,909,864		FNMA	3.500	02/01/46	9,512
2,028,471		FNMA	4.000	02/01/46	2,182
1,994,206		FNMA	4.000	02/01/46	2,176
781,768		FNMA	3.500	03/01/46	835
22,578,327		FNMA	3.500	03/01/46	23,834
1,642,149		FNMA	3.500	04/01/46	1,753
43,541,255		FNMA	3.500	06/01/46	45,975
974,990		FNMA	4.000	06/01/46	1,046
4,000,000	h	FNMA	3.000	07/25/46	4,151
2,000,000	h	FNMA	3.500	07/25/46	2,110
4,000,000	h	FNMA	4.000	07/25/46	4,288
19,000,000	h	FNMA	3.000	08/25/46	19,681
33,000,000	h	FNMA	4.000	08/25/46	35,344
19,000,000	h	FNMA	4.500	08/25/46	20,727
13,000,000	h	FNMA	3.000	09/25/46	13,438
15,000,000	h	FNMA	4.000	09/25/46	16,044
1,876		Government National Mortgage Association (GNMA)	9.000	12/15/17	2
3,208,892		GNMA	2.300	10/15/19	3,211
6,504		GNMA	8.000	06/15/22	7
19,033		GNMA	6.500	08/15/23	22
7,237		GNMA	6.500	08/15/23	8
6,479,243		GNMA	2.580	08/15/25	6,759
89,188		GNMA	6.500	05/20/31	108
8,684,202		GNMA	2.640	01/15/33	9,001
12,164,736		GNMA	2.690	06/15/33	12,934
197,022		GNMA	5.500	07/15/33	224
9,712,857		GNMA	3.700	10/15/33	10,929
111,861		GNMA	6.000	10/20/36	129
119,404		GNMA	6.000	01/20/37	138
419,360		GNMA	5.500	02/15/37	472
362

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$658,407		GNMA	6.000%	02/20/37	$761
292,907		GNMA	5.000	04/15/38	328
208,737		GNMA	6.000	08/20/38	238
449,211		GNMA	6.500	11/20/38	528
26,514		GNMA	4.500	02/20/39	29
4,598,323		GNMA	4.500	09/20/39	5,158
8,689,963		GNMA	3.700	08/15/40	9,444
49,186		GNMA	4.500	08/20/41	54
140,384		GNMA	4.500	09/20/41	154
17,081,140		GNMA	3.500	10/20/42	3,108
31,553		GNMA	4.500	01/20/44	35
34,085		GNMA	4.500	02/20/44	37
442,656		GNMA	4.500	05/20/44	486
58,166		GNMA	4.500	05/20/44	64
442,248		GNMA	4.500	08/20/44	485
458,862		GNMA	4.500	09/20/44	503
148,747		GNMA	4.500	10/20/44	163
151,589		GNMA	4.500	11/20/44	166
280,467		GNMA	4.500	12/20/44	308
415,803		GNMA	4.500	02/20/45	455
553,269		GNMA	4.500	08/20/45	607
445,813		GNMA	4.500	08/20/45	489
459,568		GNMA	4.500	12/20/45	505
39,902,252		GNMA	3.500	05/20/46	42,418
20,664,825		GNMA	4.000	05/20/46	22,127
15,000,000	h	GNMA	3.000	07/20/46	15,677
5,000,000	h	GNMA	3.500	07/20/46	5,306
6,000,000	h	GNMA	4.000	07/20/46	6,413
44,000,000	h	GNMA	3.000	08/20/46	45,897
14,000,000	h	GNMA	3.500	08/20/46	14,837
20,000,000	h	GNMA	3.000	09/20/46	20,816
15,000,000	h	GNMA	3.500	09/20/46	15,871
		TOTAL MORTGAGE BACKED			1,147,375

MUNICIPAL BONDS - 3.9%
4,500,000	g	Basin Electric Power Coop	6.127	06/01/41	5,449
3,790,000		Bay Area Water Supply & Conservation Agency	2.535	10/01/21	3,950
2,635,000		Bay Area Water Supply & Conservation Agency	3.015	10/01/24	2,795
1,170,000		Brunswick & Glynn County Development Authority	3.060	04/01/25	1,244
7,465,000		California Earthquake Authority	2.805	07/01/19	7,658
13,000,000		California Housing Finance Agency	2.966	08/01/22	13,625
6,165,000	g	California Pollution Control Financing Authority	5.000	07/01/27	6,412
8,020,000	g	California Pollution Control Financing Authority	5.000	07/01/37	8,315
2,500,000	g	California Pollution Control Financing Authority	5.000	11/21/45	2,587
3,700,000		Calleguas Municipal Water District	2.030	07/01/18	3,776
10,000,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	12,942
1,250,000		City & County of Honolulu, HI	6.114	07/01/29	1,390
8,850,000		City of Austin TX Water & Wastewater System Revenue	1.933	05/15/19	9,042
2,750,000		City of Austin TX Water & Wastewater System Revenue	2.133	11/15/19	2,818
6,500,000		City of Chicago IL	7.750	01/01/42	6,599
7,280,000		City of Cincinnati OH Water System Revenue	2.568	12/01/21	7,737
700,000		City of Eugene, OR	6.320	08/01/22	807
12,500,000		City of Houston TX Utility System Revenue	2.563	05/15/20	13,145
363

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$2,200,000		City of Jersey City NJ	1.509%	09/01/16	$2,202
2,180,000		City of Jersey City NJ	1.829	09/01/17	2,189
500,000		City of Jersey City NJ	2.079	09/01/18	506
925,000		City of Jersey City NJ	2.423	09/01/19	946
1,000,000		Commonwealth Financing Authority	2.675	06/01/21	1,020
1,150,000		Commonwealth Financing Authority	2.875	06/01/22	1,169
2,310,000		Commonwealth Financing Authority	3.075	06/01/23	2,344
6,800,000	h	Commonwealth of Massachusetts	3.277	06/01/46	6,867
385,000		County of Mercer, NJ	5.380	02/01/17	396
23,500,000		District of Columbia Water & Sewer Authority	4.814	10/01/14	27,678
3,500,000		Fiscal Year 2005 Securitization Corp	4.760	08/15/19	3,715
9,000,000		Florida State Board of Administration Finance Corp	2.163	07/01/19	9,237
15,630,000	j	Garden State Preservation Trust	0.000	11/01/22	13,887
1,000,000		Grant County Public Utility District No 2	5.470	01/01/34	1,121
1,250,000		Grant County Public Utility District No 2	4.164	01/01/35	1,335
4,135,000		Greene County OH	2.720	12/01/21	4,248
4,365,000		Greene County OH	3.120	12/01/23	4,480
4,615,000		Greene County OH	3.270	12/01/24	4,726
4,755,000		Greene County OH	3.420	12/01/25	4,861
1,600,000		Guadalupe Valley Electric Coop, Inc	5.671	10/01/32	1,851
975,000		Guadalupe-Blanco River Authority Industrial Development Corp	3.287	04/15/23	1,022
5,125,000		Imperial Irrigation District Electric System Revenue	4.500	11/01/40	5,806
2,000,000		Kern County Water Agency Improvement District No 4	4.276	05/01/36	2,213
540,000		Lavaca-Navidad River Authority	3.850	08/01/26	574
6,430,000		Lavaca-Navidad River Authority	4.430	08/01/35	6,633
2,195,000		Massachusetts Housing Finance Agency	4.782	12/01/20	2,309
3,500,000		Metropolitan Council	1.750	09/01/20	3,589
5,000,000		Metropolitan Water District of Southern California	6.250	07/01/39	5,578
750,000		Metropolitan Water Reclamation District of Greater Chicago	2.229	12/01/16	753
1,590,000		Michigan Finance Authority	5.000	07/01/16	1,590
8,945,000		Michigan Finance Authority	5.000	07/01/22	10,618
500,000		Michigan Finance Authority	5.000	07/01/22	584
8,000,000		Michigan Finance Authority	5.000	07/01/22	9,497
2,500,000		Michigan Finance Authority	5.000	07/01/30	2,974
2,000,000		Michigan Finance Authority	5.000	07/01/31	2,373
1,590,000		New York State Energy Research & Development Authority	2.372	07/01/19	1,646
1,285,000		New York State Energy Research & Development Authority	2.772	07/01/20	1,347
1,590,000		New York State Energy Research & Development Authority	3.206	07/01/22	1,726
1,200,000		New York State Environmental Facilities Corp	2.005	06/15/19	1,225
1,220,000		New York State Environmental Facilities Corp	2.595	06/15/21	1,276
1,255,000		New York State Environmental Facilities Corp	3.045	06/15/24	1,345
1,225,000		New York State Environmental Facilities Corp	3.195	06/15/25	1,316
2,120,000		New York State Environmental Facilities Corp	3.520	07/15/27	2,323
500,000		New York State Environmental Facilities Corp	3.684	12/15/29	534
800,000		New York State Environmental Facilities Corp	5.807	06/15/39	1,087
1,915,000		New York State Urban Development Corp	6.500	12/15/18	2,060
1,250,000	g	Niagara Area Development Corp	4.000	11/01/24	1,284
4,750,000		Northern California Power Agency	4.320	07/01/24	5,350
2,450,000		Ohio State Water Development Authority	4.879	12/01/34	2,967
700,000		Oklahoma Water Resources Board	3.071	04/01/22	759
1,000,000		Pend Oreille County Public Utility District No Box Canyon	2.417	01/01/17	1,009
364

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
$1,000,000	Pend Oreille County Public Utility District No Box Canyon	2.787%	01/01/18	$1,026
1,000,000	Pend Oreille County Public Utility District No Box Canyon	3.037	01/01/19	1,050
1,070,000	Pend Oreille County Public Utility District No Box Canyon	3.621	01/01/21	1,155
5,000,000	Pend Oreille County Public Utility District No Box Canyon	5.000	01/01/30	5,331
3,000,000	Pittsburgh Water & Sewer Authority	6.610	09/01/24	3,659
1,000,000	South Dakota Conservancy District	1.620	08/01/18	1,014
3,330,000	South Dakota Conservancy District	1.648	08/01/18	3,375
2,920,000	South Dakota Conservancy District	1.898	08/01/19	2,990
38,830,000	State of California	3.750	10/01/37	42,271
7,050,000	State of California	4.988	04/01/39	7,750
4,084,667	State of Illinois	4.350	06/01/18	4,210
9,000,000	State of Illinois	5.520	04/01/38	8,383
16,225,000	State of Louisiana	1.260	08/01/18	16,344
1,500,000	State of Louisiana	1.769	08/01/20	1,531
4,505,000	State of Michigan	3.375	12/01/20	4,906
4,405,000	State of Michigan	3.590	12/01/26	4,728
2,500,000	State of Ohio	5.412	09/01/28	3,187
3,265,000	State of Texas	4.900	08/01/20	3,275
5,000,000	State of Texas	6.072	10/01/29	5,693
2,025,000	State of Texas	3.576	08/01/34	2,075
3,370,000	State of Texas	3.726	08/01/43	3,484
1,355,000	State of Washington	5.050	01/01/18	1,356
3,000	State of Wisconsin	5.700	05/01/26	4
11,480,000	Suffolk County Water Authority	3.500	06/01/39	12,324
4,000,000	Suffolk County Water Authority	4.000	06/01/39	4,541
2,280,000	Tampa Bay Water	2.612	10/01/25	2,396
3,225,000	Tampa Bay Water	2.782	10/01/26	3,382
3,000,000	Tampa Bay Water	2.952	10/01/27	3,119
1,255,000	Texas Water Development Board	4.248	10/15/35	1,320
4,170,000	Texas Water Development Board	4.648	04/15/50	4,371
5,000,000	Tuolumne Wind Project Authority	6.918	01/01/34	6,530
3,035,000	University of California	3.809	05/15/28	3,372
11,400,000	University of California	4.009	05/15/30	12,933
1,000,000	University of Cincinnati	3.250	06/01/29	1,072
1,560,000	University of Cincinnati	3.650	06/01/34	1,689
1,615,000	University of Cincinnati	3.700	06/01/35	1,750
18,000,000	University of New Mexico	3.532	06/20/32	18,643
17,500,000	University of Virginia	3.570	04/01/45	19,162
1,000,000	Washington County Clean Water Services	5.078	10/01/24	1,228
600,000	West Virginia Water Development Authority	5.000	11/01/21	713
1,345,000	West Virginia Water Development Authority	5.000	11/01/22	1,630
1,000,000	West Virginia Water Development Authority	5.000	11/01/23	1,237
	TOTAL MUNICIPAL BONDS			518,645

U.S. TREASURY SECURITIES - 2.7%
6,000,000	United States Treasury Bond	3.125	02/15/43	7,079
1,000,000	United States Treasury Bond	3.375	05/15/44	1,233
105,945,000	United States Treasury Bond	3.000	11/15/45	121,924
12,515,000	United States Treasury Bond	2.500	02/15/46	13,043
2,000,000	United States Treasury Note	0.625	07/15/16	2,000
2,200,000	United States Treasury Note	0.500	11/30/16	2,201
4,890,000	United States Treasury Note	0.500	02/28/17	4,892
10,325,000	United States Treasury Note	0.750	02/28/18	10,354
365

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$14,600,000		United States Treasury Note	0.875%	03/31/18	$14,673
1,030,000		United States Treasury Note	1.625	04/30/19	1,057
30,990,000		United States Treasury Note	0.875	05/15/19	31,141
37,765,000		United States Treasury Note	1.375	05/31/21	38,454
4,150,000		United States Treasury Note	2.000	07/31/22	4,346
4,500,000		United States Treasury Note	1.750	09/30/22	4,644
12,234,500		United States Treasury Note	1.625	11/15/22	12,526
13,130,000		United States Treasury Note	1.750	01/31/23	13,536
5,200,000		United States Treasury Note	1.500	03/31/23	5,276
75,250,000		United States Treasury Note	1.625	05/15/26	76,214
		TOTAL U.S. TREASURY SECURITIES			364,593

		TOTAL GOVERNMENT BONDS			3,261,724
		(Cost $3,142,937)

STRUCTURED ASSETS - 3.7%

ASSET BACKED - 1.7%
5,748,317	g	Alterna Funding I LLC	1.639	02/15/21	5,590
		Series - 2014 1A (Class NOTE)
380,993	i	Asset Backed Securities Corp Home Equity Loan Trust	0.635	07/25/35	380
		Series - 2005 HE7 (Class M2)
4,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.780	02/20/18	4,004
		Series - 2011 5A (Class C)
4,000,000	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	4,043
		Series - 2011 5A (Class B)
925,000	i	Basic Asset Backed Securities Trust	0.763	04/25/36	836
		Series - 2006 1 (Class A3)
4,000,000	g	Capital Automotive REIT	3.660	10/15/44	3,854
		Series - 2014 1A (Class A)
4,001,302	i	Chase Funding Loan Acquisition Trust	1.308	06/25/34	3,450
		Series - 2004 OPT1 (Class M1)
3,451,302	i	Connecticut Avenue Securities	1.953	02/25/25	3,454
		Series - 2015 C01 (Class 1M1)
5,925,000	g	DB Master Finance LLC	3.262	02/20/45	5,980
		Series - 2015 1A (Class A2I)
1,715,000	g,i	DB/UBS Mortgage Trust	5.884	11/10/46	1,946
		Series - 2011 LC1A (Class C)
7,671,625	g	Domino’s Pizza Master Issuer LLC	5.216	01/25/42	7,896
		Series - 2012 1A (Class A2)
1,990,000	g	Domino’s Pizza Master Issuer LLC	3.484	10/25/45	2,022
		Series - 2015 1A (Class A2I)
895,500	g	Domino’s Pizza Master Issuer LLC	4.474	10/25/45	915
		Series - 2015 1A (Class A2II)
18,556,613	g	HERO Funding Trust	3.840	09/21/40	18,852
		Series - 2015 1A (Class A)
3,747,142	g	HERO Funding Trust	3.990	09/21/40	3,767
		Series - 2014 2A (Class A)
7,500,000	g	HERO Funding Trust	3.750	09/20/41	7,498
		Series - 2016 2A (Class A)
7,196,357	g	HERO Funding Trust	4.050	09/20/41	7,268
		Series - 2016 1A (Class A)
500,000	g	Hertz Vehicle Financing LLC	6.440	02/25/19	522
		Series - 2010 1A (Class B3)
1,169,934	i	Lehman XS Trust	0.703	02/25/36	1,105
		Series - 2006 1 (Class 1A1)
366

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$546,265	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.233%	01/25/36	$543
		Series - 2005 WCH1 (Class M2)
154,158	i	Residential Asset Mortgage Products, Inc	5.470	09/25/33	158
		Series - 2003 RZ5 (Class A7) (Step Bond)
326,556	i	Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	327
		Series - 2006 HI1 (Class M1) (Step Bond)
200,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	208
		Series - 2006 HI1 (Class M2) (Step Bond)
2,469,283		Santander Drive Auto Receivables Trust	1.760	01/15/19	2,474
		Series - 2013 1 (Class C)
800,000		Santander Drive Auto Receivables Trust	1.960	05/15/20	805
		Series - 2015 5 (Class B)
800,000		Santander Drive Auto Receivables Trust	2.740	12/15/21	811
		Series - 2015 5 (Class C)
129,086	i	Securitized Asset Backed Receivables LLC	0.753	10/25/35	129
		Series - 2006 OP1 (Class A2C)
1,063,043	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	1,067
		Series - 2012 2A (Class B)
830,874	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	824
		Series - 2013 1A (Class A)
1,444,756	g	Sierra Timeshare Receivables Funding LLC	2.580	09/20/32	1,456
		Series - 2015 3A (Class A)
1,022,233	g	Sierra Timeshare Receivables Funding LLC	3.080	09/20/32	1,026
		Series - 2015 3A (Class B)
6,261,772	g	SolarCity LMC	4.590	04/20/44	6,115
		Series - 2014 1 (Class A)
28,693,427	g	SolarCity LMC	4.020	07/20/44	27,742
		Series - 2014 2 (Class A)
9,750,000	g	SolarCity LMC	4.800	09/20/48	9,792
		Series - 2016 A (Class A)
7,615,073	g	SpringCastle America Funding LLC	2.700	05/25/23	7,641
		Series - 2014 AA (Class A)
4,925,057	i	Structured Asset Securities Corp Mortgage Loan Trust	1.957	04/25/35	4,628
		Series - 2005 7XS (Class 2A1A)
22,500,000		Toyota Auto Receivables Owner Trust	1.270	05/15/19	22,599
		Series - 2015 B (Class A3)
22,500,000		Toyota Auto Receivables Owner Trust	1.300	04/15/20	22,603
		Series - 2016 B (Class A3)
22,500,000		Toyota Auto Receivables Owner Trust	1.740	09/15/20	22,755
		Series - 2015 B (Class A4)
440,056	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	447
		Series - 2006 N1 (Class N1)
470,683	g,i	Wachovia Loan Trust	0.806	05/25/35	460
		Series - 2005 SD1 (Class A)
3,970,000	g	Wendys Funding LLC	3.371	06/15/45	3,992
		Series - 2015 1A (Class A2I)
		TOTAL ASSET BACKED			221,984

OTHER MORTGAGE BACKED - 2.0%
1,800,000		Banc of America Commercial Mortgage Trust	5.480	10/10/45	1,782
		Series - 2006 6 (Class B)
3,050,000	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	3,015
		Series - 2007 1 (Class AM)
367

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$5,416,386	i	Banc of America Commercial Mortgage Trust	5.482%	01/15/49	$5,356
		Series - 2007 1 (Class AMFX)
760,000	i	Banc of America Commercial Mortgage Trust	5.809	02/10/51	765
		Series - 2007 4 (Class AJ)
10,250,000	g	BBCMS Trust	3.593	09/15/32	10,954
		Series - 2015 MSQ (Class A)
6,000,000	g	BBCMS Trust	3.894	09/15/32	6,302
		Series - 2015 MSQ (Class B)
2,590,000	i	Bear Stearns Commercial Mortgage Securities Trust	6.101	09/11/42	2,700
		Series - 2007 T28 (Class AJ)
2,500,000	i	Bear Stearns Commercial Mortgage Securities Trust	5.878	06/11/50	2,455
		Series - 2007 PW17 (Class AJ)
2,575,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	2,655
		Series - 2007 C3 (Class AM)
3,925,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	3,851
		Series - 2007 C3 (Class AJ)
2,750,000	i	COBALT CMBS Commercial Mortgage Trust	5.526	04/15/47	2,812
		Series - 2007 C2 (Class AMFX)
20,761,000	g	COMM Mortgage Trust	3.544	03/10/31	21,084
		Series - 2013 WWP (Class C)
3,500,000	g,i	COMM Mortgage Trust	6.007	12/10/49	3,426
		Series - 2007 C9 (Class G)
130,306	i	Commercial Mortgage Trust	5.238	04/10/37	130
		Series - 2005 GG5 (Class AJ)
4,000,000	i	Commercial Mortgage Trust	5.796	12/10/49	4,038
		Series - 2007 C9 (Class B)
6,317,426	i	Commercial Mortgage Trust	5.867	12/10/49	6,535
		Series - 2007 GG11 (Class AM)
101,346		Countrywide Alternative Loan Trust	5.500	08/25/16	101
		Series - 2004 30CB (Class 1A15)
2,775,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	2,759
		Series - 2007 C4 (Class A1AJ)
6,000,000	i	Credit Suisse Commercial Mortgage Trust	5.949	09/15/39	5,975
		Series - 2007 C4 (Class AJ)
1,500,000		Credit Suisse Commercial Mortgage Trust	5.343	12/15/39	1,514
		Series - 2006 C5 (Class AM)
3,500,000	g	Credit Suisse Commercial Mortgage Trust	5.383	02/15/40	3,533
		Series - 2009 RR1 (Class A3C)
8,450,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	8,471
		Series - 2007 C2 (Class AJ)
2,000,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	2,227
		Series - 2006 OMA (Class D)
500,000	i	GE Commercial Mortgage Corp	5.606	12/10/49	484
		Series - 2007 C1 (Class AM)
3,660,000	i	GMAC Commercial Mortgage Securities, Inc	4.984	12/10/41	3,754
		Series - 2004 C3 (Class C)
10,000,000	g	GRACE 2014-GRCE Mortgage Trust	3.369	06/10/28	10,676
		Series - 2014 GRCE (Class A)
2,535,000	g,i	GS Mortgage Securities Corp II	5.357	12/10/43	2,835
		Series - 2010 C2 (Class B)
649,488	i	Impac CMB Trust	1.113	03/25/35	595
		Series - 2004 11 (Class 2A1)
3,780,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	3,776
		Series - 2005 LDP2 (Class C)
368

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$3,025,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.577%	07/15/46	$3,326
		Series - 2011 C4 (Class C)
4,475,786		JP Morgan Chase Commercial Mortgage Securities Trust	5.257	05/15/47	4,504
		Series - 2006 LDP9 (Class A1A)
2,639,215	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	2,736
		Series - 2007 LD12 (Class AM)
1,500,000	i	LB-UBS Commercial Mortgage Trust	5.737	03/15/39	1,499
		Series - 2006 C3 (Class C)
2,500,000		LB-UBS Commercial Mortgage Trust	5.484	02/15/40	2,514
		Series - 2007 C1 (Class AJ)
700,000	i	LB-UBS Commercial Mortgage Trust	5.533	02/15/40	690
		Series - 2007 C1 (Class C)
3,390,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	3,258
		Series - 2007 C1 (Class D)
750,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	773
		Series - 2007 C6 (Class AM)
7,325,603	g,i	LVII Resecuritization Trust	3.257	07/25/47	7,339
		Series - 2015 A (Class A)
645,000	i	Merrill Lynch Mortgage Trust	6.472	02/12/51	670
		Series - 0 C1 (Class AJA)
2,750,000	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	2,763
		Series - 2007 6 (Class AM)
12,000,000	g	Morgan Stanley Capital I Trust	3.350	07/13/29	12,753
		Series - 2014 CPT (Class A)
855,000	g,i	Morgan Stanley Capital I Trust	6.133	08/12/41	853
		Series - 2006 T23 (Class B)
2,200,000	i	Morgan Stanley Capital I Trust	5.389	11/12/41	2,181
		Series - 2006 HQ10 (Class AJ)
1,408,762	i	Morgan Stanley Capital I Trust	5.834	10/15/42	1,406
		Series - 2006 IQ11 (Class AJ)
710,000	g,i	Morgan Stanley Capital I Trust	5.601	09/15/47	740
		Series - 2011 C1 (Class D)
6,000,000	i	Morgan Stanley Capital I Trust	5.861	04/12/49	5,968
		Series - 2007 HQ12 (Class C)
2,400,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	2,255
		Series - 2007 IQ15 (Class AJ)
9,500,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	9,795
		Series - 2007 IQ15 (Class AM)
4,000,000	i	Morgan Stanley Capital I Trust	6.298	12/12/49	3,585
		Series - 2007 IQ16 (Class AJFX)
17,385,000	g	OBP Depositor LLC Trust	4.646	07/15/45	19,159
		Series - 2010 OBP (Class A)
318,079	i	Structured Agency Credit Risk Debt Note (STACR)	1.703	01/25/25	318
		Series - 2015 DN1 (Class M1)
7,375,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.853	01/25/25	7,435
		Series - 2015 DN1 (Class M2)
10,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.653	03/25/25	10,041
		Series - 2015 HQ1 (Class M2)
750,000	i	Structured Agency Credit Risk Debt Note (STACR)	4.253	03/25/25	776
		Series - 2015 HQ1 (Class M3)
2,950,623	i	Structured Agency Credit Risk Debt Note (STACR)	1.703	10/25/28	2,951
		Series - 2016 DNA2 (Class M1)
5,000,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.646	12/15/43	4,812
		Series - 2007 C30 (Class AMFL)
369

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL		ISSUER	RATE	DATE	(000)
$4,585,000		Wachovia Bank Commercial Mortgage Trust	5.383%	12/15/43	$4,664
		Series - 2007 C30 (Class AM)
890,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	931
		Series - 2007 C34 (Class AM)
1,700,000	i	Wachovia Bank Commercial Mortgage Trust	6.141	05/15/46	1,683
		Series - 2007 C34 (Class AJ)
1,975,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	2,018
		Series - 2007 C31 (Class AM)
1,500,000	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	1,503
		Series - 2007 C31 (Class AJ)
1,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.700	04/15/47	986
		Series - 2007 C31 (Class B)
700,000	i	Wachovia Bank Commercial Mortgage Trust	5.829	04/15/47	663
		Series - 2007 C31 (Class C)
4,000,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	4,107
		Series - 2007 C32 (Class AMFX)
875,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	836
		Series - 2007 C32 (Class B)
12,830,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	12,522
		Series - 2007 C32 (Class AJ)
510,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	525
		Series - 2007 C33 (Class AM)
5,568,037	i	WaMu Mortgage Pass-Through Certificates	0.883	10/25/45	4,815
		Series - 2005 AR13 (Class A1B2)
		TOTAL OTHER MORTGAGE BACKED			274,913

		TOTAL STRUCTURED ASSETS			496,897
		(Cost $498,877)

		TOTAL BONDS			5,161,367
		(Cost $4,985,342)

SHARES		COMPANY
COMMON STOCKS - 59.6%

AUTOMOBILES & COMPONENTS - 1.5%
52,700		Aisin Seiki Co Ltd			2,147
191,823		Bayerische Motoren Werke AG.			13,960
62,231		Bayerische Motoren Werke AG. (Preference)			3,967
329		BorgWarner, Inc			10
2,283		Delphi Automotive plc			143
301,682		Denso Corp			10,615
2,892,493		Ford Motor Co			36,359
315,803		Fuji Heavy Industries Ltd			10,855
234,290	e	Harley-Davidson, Inc			10,613
606,980		Honda Motor Co Ltd			15,226
682,420		Johnson Controls, Inc			30,204
276,724	*	Magna International, Inc			9,713
460,400		Mazda Motor Corp			6,093
59,514	*	Modine Manufacturing Co			524
1,360,700		Nissan Motor Co Ltd			12,143
36,378		Renault S.A.			2,746
277,400		Sumitomo Electric Industries Ltd			3,671
59,600		Sumitomo Rubber Industries, Inc			798
103,927	*,e	Tesla Motors, Inc			22,062
370

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
147,000		Toyota Industries Corp	$5,845
96,100	e	Yamaha Motor Co Ltd	1,466
		TOTAL AUTOMOBILES & COMPONENTS	199,160

BANKS - 3.7%
4,098		1st Source Corp	133
39,390		Ameris Bancorp	1,170
48,417		Apollo Residential Mortgage	649
1,164		Arrow Financial Corp	35
51,058		Associated Banc-Corp	876
4,424		Astoria Financial Corp	68
994,722		Australia & New Zealand Banking Group Ltd	18,124
5,724,700		Banca Intesa S.p.A.	10,904
1,311,447		Banca Intesa S.p.A. RSP	2,348
1,923		Bancfirst Corp	116
2,406,035	e	Banco Bilbao Vizcaya Argentaria S.A.	13,785
1,140,166		Bank Hapoalim Ltd	5,744
38,983		Bank Mutual Corp	299
25,289		Bank of Hawaii Corp	1,740
188,267	*	Bank of Montreal	11,942
388,391		Bank of Nova Scotia	19,032
3,264	e	Bank of the Ozarks, Inc	122
14,955		Banner Corp	636
933,590		BB&T Corp	33,245
41,699		BBCN Bancorp, Inc	622
326		Bendigo Bank Ltd	2
14,612	*	Beneficial Bancorp, Inc	186
34,584		Berkshire Hills Bancorp, Inc	931
652,000		BOC Hong Kong Holdings Ltd	1,965
12,850	e	BOK Financial Corp	806
74,865		Boston Private Financial Holdings, Inc	882
21,641		Brookline Bancorp, Inc	239
12,200		Bryn Mawr Bank Corp	356
1,748,390		CaixaBank S.A.	3,853
6,728		Camden National Corp	283
108,345	e	Canadian Imperial Bank of Commerce/Canada	8,138
30,030		Capital Bank Financial Corp	865
7,221		Capitol Federal Financial	101
19,267		Cardinal Financial Corp	423
3,360		Cathay General Bancorp	95
50,975		Centerstate Banks of Florida, Inc	803
9,720	e	Chemical Financial Corp	362
134,058		CIT Group, Inc	4,278
158,480		Citizens Financial Group, Inc	3,166
5,423		City Holding Co	247
17,464		CoBiz, Inc	204
2,120		Columbia Banking System, Inc	59
164,058		Comerica, Inc	6,748
64,211		Commerce Bancshares, Inc	3,076
487,024		Commonwealth Bank of Australia	27,337
3,936		Community Bank System, Inc	162
3,149		Community Trust Bancorp, Inc	109
9,127	e	Cullen/Frost Bankers, Inc	582
371

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
36,882	*	Customers Bancorp, Inc	$927
338,161		DBS Group Holdings Ltd	3,987
10,051		East West Bancorp, Inc	344
42,352	*	FCB Financial Holdings, Inc	1,440
13,011		Federal Agricultural Mortgage Corp (Class C)	453
5,021		First Bancorp (NC)	88
451		First Citizens Bancshares, Inc (Class A)	117
129,973		First Commonwealth Financial Corp	1,196
2,793		First Community Bancshares, Inc	63
6,726		First Financial Bancorp	131
26,945	e	First Financial Bankshares, Inc	883
29,037		First Interstate Bancsystem, Inc	816
28,002		First Merchants Corp	698
277,061		First Niagara Financial Group, Inc	2,699
15,305		Flushing Financial Corp	304
16,186		FNB Corp	203
2,590		Glacier Bancorp, Inc	69
8,088		Great Southern Bancorp, Inc	299
5,441		Hancock Holding Co	142
611,600		Hang Seng Bank Ltd	10,491
7,159		Hanmi Financial Corp	168
22,055		Heartland Financial USA, Inc	778
23,893		Heritage Financial Corp	420
16,335	*	HomeStreet, Inc	325
25,514	*	HomeTrust Bancshares, Inc	472
9,593		IBERIABANK Corp	573
16,736		Independent Bank Corp (MA)	765
1,147		International Bancshares Corp	30
142,650		Investors Bancorp, Inc	1,581
205,232		KBC Groep NV	10,093
1,087,506		Keycorp	12,017
21,058		Lakeland Bancorp, Inc	240
9,083		Lakeland Financial Corp	427
171,176		M&T Bank Corp	20,238
1,800		MB Financial, Inc	65
61,360	*	MGIC Investment Corp	365
597,000		Mitsui Trust Holdings, Inc	1,942
9,690,800		Mizuho Financial Group, Inc	13,946
922,192		National Australia Bank Ltd	17,705
39,683		National Bank Holdings Corp	808
1,266,581		Natixis	4,766
13,443		NBT Bancorp, Inc	385
145,456		New York Community Bancorp, Inc	2,180
1,292,235		Nordea Bank AB	10,963
29,783		Northfield Bancorp, Inc	442
57,600	e	OFG Bancorp	478
19,938		Old National Bancorp	250
15,709		Opus Bank	531
22,911		PacWest Bancorp	911
13,331		Peoples Bancorp, Inc	290
2,728		People’s United Financial, Inc	40
67,002	*	PHH Corp	892
7,054		Pinnacle Financial Partners, Inc	345
372

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
426,108		PNC Financial Services Group, Inc	$34,681
156,690		Popular, Inc	4,591
20,422		PrivateBancorp, Inc	899
53,363		Provident Financial Services, Inc	1,048
244,880		Radian Group, Inc	2,552
12,261		Renasant Corp	396
155,400		Resona Holdings, Inc	568
8,068		S&T Bancorp, Inc	197
3,136	e	ServisFirst Bancshares, Inc	155
183,355		Skandinaviska Enskilda Banken AB (Class A)	1,602
26,731		Southside Bancshares, Inc	826
1,814,893		Standard Chartered plc	13,769
18,394		State Bank & Trust Co	374
9,055		Stock Yards Bancorp, Inc	256
510,300		Sumitomo Mitsui Financial Group, Inc	14,735
28,454	*	SVB Financial Group	2,708
125,439		Swedbank AB (A Shares)	2,635
800	*	Texas Capital Bancshares, Inc	37
12,553		TFS Financial Corp	216
41,386	*	The Bancorp, Inc	249
554,868	e	Toronto-Dominion Bank	23,828
11,306	e	TowneBank	245
10,551		Trico Bancshares	291
4,770	*	Tristate Capital Holdings, Inc	65
1,700		Trustmark Corp	42
9,733		UMB Financial Corp	518
35,151		Umpqua Holdings Corp	544
20,673		Union Bankshares Corp	511
10,908	e	United Bankshares, Inc	409
21,383		United Financial Bancorp, Inc (New)	278
8,965		Univest Corp of Pennsylvania	188
1,079,237		US Bancorp	43,526
40,066	*	Walker & Dunlop, Inc	913
37,869	*,e	Walter Investment Management Corp	104
3,203		Washington Trust Bancorp, Inc	121
13,956		Webster Financial Corp	474
9,371		WesBanco, Inc	291
14,035	e	Westamerica Bancorporation	691
50,433	*	Western Alliance Bancorp	1,647
1,048,592		Westpac Banking Corp	23,253
76,209		Wilshire Bancorp, Inc	794
1,110		Wintrust Financial Corp	57
5,244		WSFS Financial Corp	169
37,356		Zions Bancorporation	939
		TOTAL BANKS	501,021

CAPITAL GOODS - 4.0%
313,947		3M Co	54,978
6,541		A.O. Smith Corp	576
553,052		ABB Ltd	10,946
91		Acuity Brands, Inc	23
9,110	e	Advanced Drainage Systems, Inc	249
75,930	e	Alfa Laval AB	1,197
373

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
295,373		Ametek, Inc	$13,655
19,557		Argan, Inc	816
368,000	e	Asahi Glass Co Ltd	1,997
137,861		Assa Abloy AB	2,836
229,419		Atlas Copco AB (A Shares)	5,959
242,593		Atlas Copco AB (B Shares)	5,750
76,144		Barnes Group, Inc	2,522
2,120	*	Beacon Roofing Supply, Inc	96
139,175		Bouygues S.A.	3,987
56,420		Brenntag AG.	2,733
29,997		Briggs & Stratton Corp	635
76,755	*	Builders FirstSource, Inc	864
223,629		Bunzl plc	6,881
236,647		Caterpillar, Inc	17,940
918,220		CNH Industrial NV	6,660
302,187		Compagnie de Saint-Gobain	11,455
196,231		Cummins, Inc	22,064
49,700		Daikin Industries Ltd	4,177
428,149		Danaher Corp	43,243
118,096	e	Deere & Co	9,571
52,602	*	DigitalGlobe, Inc	1,125
7,468		Dover Corp	518
343,966		Eaton Corp	20,545
52,280		Eiffage S.A.	3,717
4,941		EMCOR Group, Inc	243
19,159	*	Esterline Technologies Corp	1,189
152,130	e	Fastenal Co	6,753
211,903		Ferrovial S.A.	4,149
215		Flowserve Corp	10
21,626		GEA Group AG.	1,021
20,413		H&E Equipment Services, Inc	388
62,217		Hexcel Corp	2,591
164,600		Hino Motors Ltd	1,639
16,300	*	Hitachi Construction Machinery Co Ltd	238
333,469		Illinois Tool Works, Inc	34,734
134,981		Ingersoll-Rand plc	8,596
326,000		Kawasaki Heavy Industries Ltd	919
1,307,770	e	Keppel Corp Ltd	5,395
50,358	*,e	KEYW Holding Corp	501
478,400		Komatsu Ltd	8,311
475,874		Koninklijke Philips Electronics NV	11,819
531,700		Kubota Corp	7,191
58,157		Legrand S.A.	2,977
676		Lincoln Electric Holdings, Inc	40
12,544		MAN AG.	1,280
438,365		Masco Corp	13,563
367,518		Meggitt plc	1,998
44,954	*	Meritor, Inc	324
97,004		Metso Oyj	2,281
1,101	*	Middleby Corp	127
816,700		Mitsubishi Corp	14,380
1,063,000		Mitsubishi Electric Corp	12,690
6,490	*	MYR Group, Inc	156
374

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
83,000		NGK Insulators Ltd	$1,678
95,100		NSK Ltd	696
150,887		Owens Corning, Inc	7,774
287,650		Paccar, Inc	14,920
35,585		Parker Hannifin Corp	3,845
105,679		Pentair plc	6,160
260,720	*,e	Plug Power, Inc	485
75,812	*	Quanta Services, Inc	1,753
186,394		Rexel S.A.	2,343
30,501		Rockwell Automation, Inc	3,502
116,150		Rockwell Collins, Inc	9,889
36,922		Roper Industries, Inc	6,297
18,199	*	Rush Enterprises, Inc (Class A)	392
238,948		Sandvik AB	2,392
259,862		Schneider Electric S.A.	15,161
1,554	*	Sensata Technologies Holding BV	54
84,000		Shimizu Corp	787
42,500		SKF AB (B Shares)	681
153		Snap-On, Inc	24
1,042,300		Sumitomo Corp	10,506
5,435		TAL International Group, Inc	73
8,405	*,e	Titan Machinery, Inc	94
116,300		Toyota Tsusho Corp	2,504
59,754	*	TransDigm Group, Inc	15,757
45,231		Travis Perkins plc	892
18,214	*	United Rentals, Inc	1,222
7,724	*	Veritiv Corp	290
78,067		Vestas Wind Systems AS	5,306
874,087		Volvo AB (B Shares)	8,683
260	e	W.W. Grainger, Inc	59
15,766	*	Wabash National Corp	200
136,421		Wartsila Oyj (B Shares)	5,566
208,995		Wolseley plc	10,823
20,710		Woodward Governor Co	1,194
		TOTAL CAPITAL GOODS	545,220

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
2,604		ABM Industries, Inc	95
161,047	*	ACCO Brands Corp	1,664
591,285		Brambles Ltd	5,520
102,222		Bureau Veritas S.A.	2,146
479,095		Capita Group plc	6,173
149,207	*	Copart, Inc	7,313
24,020		Deluxe Corp	1,594
54,554		Dun & Bradstreet Corp	6,647
107,898		Equifax, Inc	13,854
21,199		Exponent, Inc	1,238
2,000		Heidrick & Struggles International, Inc	34
7,907	*	ICF International, Inc	323
9,308	*	IHS, Inc (Class A)	1,076
17,437		Insperity, Inc	1,347
74,708		Intertek Group plc	3,481
10,046		Kelly Services, Inc (Class A)	191
375

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
5,113		Kforce, Inc	$86
30,322		Manpower, Inc	1,951
21,414	*	Mistras Group, Inc	511
2,100		Mobile Mini, Inc	73
61,428	*	Navigant Consulting, Inc	992
1,000	*	On Assignment, Inc	37
109,843		R.R. Donnelley & Sons Co	1,859
15,053		Resources Connection, Inc	223
113,126		Robert Half International, Inc	4,317
16,303	*	RPX Corp	150
26,500		Secom Co Ltd	1,959
4,657		SGS S.A.	10,668
1,544	*	SP Plus Corp	35
8,899	*,e	Team, Inc	221
27,563		Tetra Tech, Inc	847
3,462		Tyco International plc	147
18,776		Viad Corp	582
49,542		Waste Management, Inc	3,283
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	80,637

CONSUMER DURABLES & APPAREL - 1.0%
101,772		Adidas-Salomon AG.	14,609
462,175		Barratt Developments plc	2,511
4,989		Berkeley Group Holdings plc	167
324,576		Burberry Group plc	5,049
87,628		Callaway Golf Co	895
50,691		Christian Dior S.A.	8,120
1,447		CSS Industries, Inc	39
24,000		Electrolux AB (Series B)	654
21,476		Ethan Allen Interiors, Inc	710
23,400		Gildan Activewear, Inc	685
29,168		Hanesbrands, Inc	733
536		Hasbro, Inc	45
102,799	*	Kate Spade & Co	2,119
1,061,800		Matsushita Electric Industrial Co Ltd	9,135
433,141		Mattel, Inc	13,553
36,199	*	Meritage Homes Corp	1,359
362	*	Michael Kors Holdings Ltd	18
10,272	*	Mohawk Industries, Inc	1,949
20,763		Movado Group, Inc	450
607		Newell Rubbermaid, Inc	30
799,923		Nike, Inc (Class B)	44,156
28,027		Pandora AS	3,817
50,000		Sekisui Chemical Co Ltd	616
98,400		Sekisui House Ltd	1,723
379,500		Sony Corp	11,181
762,926		Taylor Wimpey plc	1,354
51,260	*,e	Under Armour, Inc (Class A)	2,057
19,426	*	Unifi, Inc	529
138,658		VF Corp	8,526
680		Whirlpool Corp	113
667,500		Yue Yuen Industrial Holdings	2,646
		TOTAL CONSUMER DURABLES & APPAREL	139,548
376

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
CONSUMER SERVICES - 1.4%
162,056		Accor S.A.	$6,209
1,289		Bob Evans Farms, Inc	49
25,421		Brinker International, Inc	1,157
8,508		Carriage Services, Inc	201
50,305		Choice Hotels International, Inc	2,396
90,565		Darden Restaurants, Inc	5,736
7,832		Dunkin Brands Group, Inc	342
5,999		Hilton Worldwide Holdings, Inc	135
171,199		InterContinental Hotels Group plc	6,314
31,082		Interval Leisure Group, Inc	494
10,177	*	Intrawest Resorts Holdings Inc	132
88,749	*,e	LifeLock, Inc	1,403
6,202		Marcus Corp	131
287,855	e	Marriott International, Inc (Class A)	19,131
443,571		McDonald’s Corp	53,379
52,700		Oriental Land Co Ltd	3,412
26,295	*	Popeyes Louisiana Kitchen, Inc	1,437
36,382		Royal Caribbean Cruises Ltd	2,443
95,145	*	ServiceMaster Global Holdings, Inc	3,787
29,578		Sonic Corp	800
845,181		Starbucks Corp	48,277
89,029		Starwood Hotels & Resorts Worldwide, Inc	6,584
456,579		TUI AG. (DI)	5,197
167,573		Whitbread plc	7,841
461		Wyndham Worldwide Corp	33
		TOTAL CONSUMER SERVICES	177,020

DIVERSIFIED FINANCIALS - 3.0%
877,255		3i Group plc	6,436
826,230		Aberdeen Asset Management plc	3,100
93,100		AEON Financial Service Co Ltd	2,016
30,126	*	Ally Financial, Inc	514
599,407		American Express Co	36,420
2,187		Ameriprise Financial, Inc	196
1,459,833		AMP Ltd	5,689
910,026		Bank of New York Mellon Corp	35,355
106,775		BlackRock, Inc	36,574
1,076,959		Charles Schwab Corp	27,258
308,966		CME Group, Inc	30,093
10,439	*,e	Credit Acceptance Corp	1,932
128,311		Deutsche Boerse AG.	10,541
567,210		Discover Financial Services	30,397
13,130	*,e	Encore Capital Group, Inc	309
29,847		Eurazeo	1,771
156,725		Exor S.p.A.	5,786
6,214		Factset Research Systems, Inc	1,003
366,118		Franklin Resources, Inc	12,217
64,044	*	Green Dot Corp	1,472
582,735		Hong Kong Exchanges and Clearing Ltd	14,199
42,613		Industrivarden AB	693
1,476,002		ING Groep NV	15,271
377

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
116,538		IntercontinentalExchange Group, Inc	$29,829
274,047		Invesco Ltd	6,999
726,872		Investec plc	4,518
35,326		Investment Technology Group, Inc	591
54,459		Legg Mason, Inc	1,606
203,802		London Stock Exchange Group plc	6,925
400,000		Mitsubishi UFJ Lease & Finance Co Ltd	1,537
76,409		NASDAQ OMX Group, Inc	4,941
16,056		Nelnet, Inc (Class A)	558
316,941		Northern Trust Corp	21,001
5,879	*	Pico Holdings, Inc	56
112,600		S&P Global, Inc	12,077
5,280	*	Safeguard Scientifics, Inc	66
121,850		Schroders plc	3,851
467		SEI Investments Co	22
421,536		State Street Corp	22,729
53,661		T Rowe Price Group, Inc	3,916
4,056		TD Ameritrade Holding Corp	115
1,664		Voya Financial, Inc	41
25,718		Wendel	2,659
104,555	e	WisdomTree Investments, Inc	1,024
		TOTAL DIVERSIFIED FINANCIALS	404,303

ENERGY - 4.1%
137,043	e	AltaGas Income Trust	3,331
646	*,e	Antero Resources Corp	17
185,013		Apache Corp	10,300
78,800	e	ARC Resources Ltd	1,349
74,561	e	Atwood Oceanics, Inc	933
263,749		Baker Hughes, Inc	11,903
85,409	*	Callon Petroleum Co	959
245,239		Caltex Australia Ltd	5,913
3,077	e	CARBO Ceramics, Inc	40
676,521		Cenovus Energy, Inc (Toronto)	9,357
245,497	*	Cheniere Energy, Inc	9,218
61,417		Cimarex Energy Co	7,328
132,767	*,e	Clean Energy Fuels Corp	461
410,734		Columbia Pipeline Group, Inc	10,470
796	*	Concho Resources, Inc	95
275,520		ConocoPhillips	12,013
131,182	*,e	Continental Resources, Inc	5,939
332,916		Crescent Point Energy Corp	5,259
2,500		Delek US Holdings, Inc	33
12,864		Denbury Resources, Inc	46
368,673	*	Devon Energy Corp	13,364
396,932		Enbridge, Inc	16,815
566,298		EnCana Corp	4,405
2,011		Energen Corp	97
442,537		EOG Resources, Inc	36,916
42,434		EQT Corp	3,286
14,622	*	Exterran Corp	188
398,930		Galp Energia SGPS S.A.	5,548
16,052		Green Plains Renewable Energy, Inc	317
378

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
242,126		Hess Corp	$14,552
404,700		Inpex Holdings, Inc	3,165
161,289	e	Keyera Corp	4,934
646,835		Kinder Morgan, Inc	12,109
64,471		Koninklijke Vopak NV	3,209
514,987		Marathon Oil Corp	7,730
458,339		Marathon Petroleum Corp	17,399
40,277	*	Matrix Service Co	664
358,659	*	McDermott International, Inc	1,772
419,013		National Oilwell Varco, Inc	14,100
14,896	*	Natural Gas Services Group, Inc	341
121,628		Neste Oil Oyj	4,361
232,452		Noble Energy, Inc	8,338
492,702		Occidental Petroleum Corp	37,229
247,314		OMV AG.	6,952
152,080		Oneok, Inc	7,216
99,012	*	Parker Drilling Co	227
39,397	*	PDC Energy, Inc	2,270
80,977		Pembina Pipeline Income Fund	2,461
239,747		Petrofac Ltd	2,492
462,218		Phillips 66	36,672
128,000		Pioneer Natural Resources Co	19,355
52,017	*,e	Renewable Energy Group, Inc	459
950,595		Repsol YPF S.A.	12,186
7,692	*	RigNet, Inc	103
24,790	e	Rowan Cos plc	438
532,628		Schlumberger Ltd	42,120
894	*	SEACOR Holdings, Inc	52
20,773	e	SM Energy Co	561
856,388		Spectra Energy Corp	31,369
779,966	*	Statoil ASA	13,477
659,303		Suncor Energy, Inc	18,290
88,722		Superior Energy Services	1,633
53,895		Technip S.A.	2,917
168,796		Tenaris S.A.	2,440
16,079		Tesco Corp	108
9,750		Tesoro Corp	730
119,650	*	Tetra Technologies, Inc	762
27,062	*	Unit Corp	421
225,382		Valero Energy Corp	11,494
493,407	*	Weatherford International Ltd	2,738
91,978		Western Refining, Inc	1,897
447,571		Williams Cos, Inc	9,681
389,247		Woodside Petroleum Ltd	7,893
		TOTAL ENERGY	545,217

FOOD & STAPLES RETAILING - 0.5%
179,300		Aeon Co Ltd	2,784
284,796		Carrefour S.A.	7,005
19,670		Casey’s General Stores, Inc	2,587
52,471		Casino Guichard Perrachon S.A.	2,913
34,879		Colruyt S.A.	1,930
55,107		Delhaize Group	5,821
379

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
612,987	e	J Sainsbury plc	$1,910
5,501		Koninklijke Ahold NV	121
66,367		Loblaw Cos Ltd	3,550
165,242		Metro AG.	5,082
5,869	*,e	Natural Grocers by Vitamin C	77
161,500		Seven & I Holdings Co Ltd	6,771
9,498		Spartan Stores, Inc	290
4,438,693	*	Tesco plc	10,425
347,886		Wesfarmers Ltd	10,491
51,153		Whole Foods Market, Inc	1,638
933,215	e	WM Morrison Supermarkets plc	2,343
		TOTAL FOOD & STAPLES RETAILING	65,738

FOOD, BEVERAGE & TOBACCO - 3.0%
402,000		Ajinomoto Co, Inc	9,472
80,895	e	Aryzta AG.	2,990
330,763		Associated British Foods plc	12,052
29,826		Bunge Ltd	1,764
13,259		Calavo Growers, Inc	888
225,588		Campbell Soup Co	15,008
511,490		Coca-Cola Amatil Ltd	3,157
1,255,662		Coca-Cola Co	56,919
201,634		Coca-Cola HBC AG.	4,080
19,775	*	Darling International, Inc	295
51,033		Dr Pepper Snapple Group, Inc	4,931
5,006		Fresh Del Monte Produce, Inc	272
512,369		General Mills, Inc	36,542
249,739		Groupe Danone	17,477
265,634		Hormel Foods Corp	9,722
323,360		Kellogg Co	26,402
110,981		Kerry Group plc (Class A)	9,843
132,000		Kikkoman Corp	4,871
455,058		Kraft Heinz Co	40,264
1,069		Lindt & Spruengli AG.	6,376
95		Lindt & Spruengli AG. (Registered)	6,789
1,461		McCormick & Co, Inc	156
48,901		Mead Johnson Nutrition Co	4,438
984,215		Mondelez International, Inc	44,792
52,400		Nissin Food Products Co Ltd	2,862
32,761	*	Omega Protein Corp	655
429,922		Orkla ASA	3,824
627,548		PepsiCo, Inc	66,482
1,588	*	Seneca Foods Corp	57
126,300		Suntory Beverage & Food Ltd	5,715
425,862		Tate & Lyle plc	3,808
61,200		Toyo Suisan Kaisha Ltd	2,482
2,039	*	WhiteWave Foods Co (Class A)	96
79,100		Yakult Honsha Co Ltd	4,111
		TOTAL FOOD, BEVERAGE & TOBACCO	409,592

HEALTH CARE EQUIPMENT & SERVICES - 2.3%
14,105		Abaxis, Inc	666
75,884	*,e	Acadia Healthcare Co, Inc	4,204
380

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
5,828		Aceto Corp	$128
87,211		Al Noor Hospitals Group plc	1,277
61,900	*	Alere, Inc	2,580
18,400		Alfresa Holdings Corp	384
8,037	*	Align Technology, Inc	647
49,048	*	Amedisys, Inc	2,476
234,730		AmerisourceBergen Corp	18,619
42,802	*	AMN Healthcare Services, Inc	1,711
14,038	*	Amsurg Corp	1,088
8,741		Analogic Corp	694
21,695	*	Angiodynamics, Inc	312
214,402		Anthem, Inc	28,160
59,413	*,e	athenahealth, Inc	8,200
12,617	*	AtriCure, Inc	178
216,925		Becton Dickinson & Co	36,788
38,727	*	Brookdale Senior Living, Inc	598
19,911	*	Capital Senior Living Corp	352
372,076		Cardinal Health, Inc	29,026
142,098	*	Centene Corp	10,141
123,596	*,e	Cerus Corp	771
4,495		Chemed Corp	613
222,186		Cigna Corp	28,438
101,172		Coloplast AS	7,573
9,546	e	Computer Programs & Systems, Inc	381
6,502	*	Corvel Corp	281
14,991	*	Cross Country Healthcare, Inc	209
7,258		DENTSPLY SIRONA, Inc	450
52,344	*,e	Diplomat Pharmacy, Inc	1,832
269,834	*	Edwards Lifesciences Corp	26,911
928	*	Envision Healthcare Holdings, Inc	24
110,599		Essilor International S.A.	14,536
41,904	*	ExamWorks Group, Inc	1,460
45,513	*,e	GenMark Diagnostics, Inc	396
4,374	*	Haemonetics Corp	127
1,549,670		Healthscope Ltd	3,335
5,292	*	HealthStream, Inc	140
4,669	*	Healthways, Inc	54
23,938	*	Henry Schein, Inc	4,232
10,561	*	HMS Holdings Corp	186
79,296	*	Hologic, Inc	2,744
136,156		Humana, Inc	24,492
6,176	*	Integer Holding Corp	191
1,970	*	Laboratory Corp of America Holdings	257
7,496		Landauer, Inc	309
35,057	*	LDR Holding Corp	1,295
14,973	*	LHC Group, Inc	648
56,692	*	LifePoint Hospitals, Inc	3,706
1,474	*	Medidata Solutions, Inc	69
37,285	*	Merit Medical Systems, Inc	739
38,680	*	Molina Healthcare, Inc	1,930
43,949	*	NxStage Medical, Inc	953
53,912	*	Omnicell, Inc	1,845
63,605	*	OraSure Technologies, Inc	376
381

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
2,718		Owens & Minor, Inc	$102
86,208		Patterson Cos, Inc	4,128
45,838	*	PharMerica Corp	1,130
13,346	*	Providence Service Corp	599
44,964		Quality Systems, Inc	535
19,707	*	Quidel Corp	352
126,814	e	Ramsay Health Care Ltd	6,854
1,152		Resmed, Inc	73
302,847		Ryman Healthcare Ltd	2,021
78,658	*	Select Medical Holdings Corp	855
3,035	*	Spectranetics Corp	57
44,483	*,e	Staar Surgical Co	245
9,158	*	Surgical Care Affiliates, Inc	437
39,900		Suzuken Co Ltd	1,256
96,000		Sysmex Corp	6,610
29,075	*	Triple-S Management Corp (Class B)	710
25,547		Universal American Corp	194
14,275		US Physical Therapy, Inc	859
500	*	Varian Medical Systems, Inc	41
15,165	*	Vascular Solutions, Inc	632
4,049	*	VCA Antech, Inc	274
33,652	*	Vocera Communications, Inc	432
11,103	*	Wright Medical Group NV	193
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	308,321

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
572,038		Colgate-Palmolive Co	41,873
539		Estee Lauder Cos (Class A)	49
14,115		Henkel KGaA	1,527
52,361		Henkel KGaA (Preference)	6,399
41,500		Kao Corp	2,417
168,281		Kimberly-Clark Corp	23,135
69,076		L’Oreal S.A.	13,225
16,331		Medifast, Inc	544
11,036	e	Natural Health Trends Corp	311
1,005,172		Procter & Gamble Co	85,108
181,889		Reckitt Benckiser Group plc	18,238
406,687		Unilever NV	18,915
444,094		Unilever plc	21,279
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	233,020

INSURANCE - 2.8%
1,041,582		Aegon NV	4,127
497,930		Aflac, Inc	35,931
152,637		Allianz AG.	21,775
6,769		Arthur J. Gallagher & Co	322
79,754		Aspen Insurance Holdings Ltd	3,699
541,900		Assicurazioni Generali S.p.A.	6,390
2,526,279		Aviva plc	13,317
740,160		AXA S.A.	14,635
72,699		Axis Capital Holdings Ltd	3,998
334,058		Chubb Ltd	43,665
156,945		CNP Assurances	2,315
382

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
11,746		Employers Holdings, Inc	$341
4,246		Endurance Specialty Holdings Ltd	285
2,599	*	Enstar Group Ltd	421
279,927		Hartford Financial Services Group, Inc	12,423
139,294		Insurance Australia Group Ltd	574
1,916		Kemper Corp	59
3,118,480		Legal & General Group plc	7,984
520,307		Marsh & McLennan Cos, Inc	35,620
64,822		Muenchener Rueckver AG.	10,870
22,200		NKSJ Holdings, Inc	591
3,817,181		Old Mutual plc	10,312
233,299		Principal Financial Group	9,591
448,068		Progressive Corp	15,010
435,726		Prudential Financial, Inc	31,085
1,038,712		Prudential plc	17,626
6,942		Reinsurance Group of America, Inc (Class A)	673
43,163		RenaissanceRe Holdings Ltd	5,069
333,784		RSA Insurance Group plc	2,237
998,241		Standard Life plc	3,938
21,338		Stewart Information Services Corp	884
131,114		Swiss Re Ltd	11,452
172,600		T&D Holdings, Inc	1,466
307,934		Travelers Cos, Inc	36,656
1,038		Willis Towers Watson plc	129
65,076		Zurich Financial Services AG.	16,099
		TOTAL INSURANCE	381,569

MATERIALS - 2.9%
61,387		Agnico-Eagle Mines Ltd	3,285
34,866	e	Agrium, Inc	3,155
155,253		Air Liquide	16,174
236,880		Air Products & Chemicals, Inc	33,646
53,027		Akzo Nobel NV	3,294
563		Albemarle Corp	45
61,000		Asahi Kasei Corp	424
116,427		Avery Dennison Corp	8,703
63,073	e	Ball Corp	4,560
298,375		BASF SE	22,879
256,811		Boliden AB	5,019
45,761		Celanese Corp (Series A)	2,995
63,760	*,e	Century Aluminum Co	404
2,372	*	Clearwater Paper Corp	155
131,361		Commercial Metals Co	2,220
188,387		CRH plc	5,490
27,677		Croda International plc	1,156
5,941		DSM NV	343
37,546		Eastman Chemical Co	2,549
296,124		Ecolab, Inc	35,120
5,690	*	Ferro Corp	76
258,032		Fletcher Building Ltd	1,587
78,866	*,e	Flotek Industries, Inc	1,041
36,395		Franco-Nevada Corp	2,767
5,005		Givaudan S.A.	10,078
383

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
65,302		H.B. Fuller Co	$2,873
75,051		HeidelbergCement AG.	5,654
191,500		Hitachi Metals Ltd	1,945
304,124		Holcim Ltd	12,724
8,407		Imerys S.A.	536
20,564		Innophos Holdings, Inc	868
201,062		International Paper Co	8,521
176,702		Johnson Matthey plc	6,628
500,300	*	Kinross Gold Corp	2,455
2,792,000	*	Kobe Steel Ltd	2,295
7,764	*	Kraton Polymers LLC	217
58,000		Kuraray Co Ltd	692
173,029	*	Louisiana-Pacific Corp	3,002
329,993		LyondellBasell Industries AF S.C.A	24,558
38,519		Minerals Technologies, Inc	2,188
1,479,000		Mitsubishi Materials Corp	3,541
120,960		Mitsui Chemicals, Inc	444
26,440		Mondi plc	495
104,804		Mosaic Co	2,744
9,891		Myers Industries, Inc	142
2,220		Neenah Paper, Inc	161
478,021	*	Newcrest Mining Ltd	8,285
21,200		Nitto Denko Corp	1,345
1,250,445		Norsk Hydro ASA	4,578
420,122		Nucor Corp	20,758
11,843		PolyOne Corp	417
416,308		Potash Corp of Saskatchewan	6,767
2,189		PPG Industries, Inc	228
255,124		Praxair, Inc	28,673
1,380		Quaker Chemical Corp	123
8,303		Reliance Steel & Aluminum Co	638
26,167		Royal Gold, Inc	1,885
19,955		Schnitzer Steel Industries, Inc (Class A)	351
19,423		Sealed Air Corp	893
52,085		Sherwin-Williams Co	15,296
153,100		Shin-Etsu Chemical Co Ltd	8,970
288,201		Silver Wheaton Corp	6,784
3,292,091	*	South32 Ltd	3,861
1,200		Stepan Co	71
74,982	*	Stillwater Mining Co	889
1,198,000		Sumitomo Chemical Co Ltd	4,943
453,000		Sumitomo Metal Mining Co Ltd	4,608
527,154	e	Teck Cominco Ltd	6,941
305,000		Toray Industries, Inc	2,603
43,545	*	Trinseo S.A.	1,869
57,094		Umicore	2,949
21,926	*	US Concrete, Inc	1,336
177,593		WestRock Co	6,903
66,360	*	Worthington Industries, Inc	2,807
		TOTAL MATERIALS	395,619

MEDIA - 1.7%
168,474	*	Charter Communications, Inc	38,520
384

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
42,059		Cinemark Holdings, Inc	$1,534
103,369		Clear Channel Outdoor Holdings, Inc (Class A)	643
49,500		Dentsu, Inc	2,320
200,245	*,e	Discovery Communications, Inc (Class A)	5,052
360,535	*	Discovery Communications, Inc (Class C)	8,599
52,293	*	DreamWorks Animation SKG, Inc (Class A)	2,137
21,453		Entercom Communications Corp (Class A)	291
94,077		Entravision Communications Corp (Class A)	632
18,968	*	Gray Television, Inc	206
526,783		ITV plc	1,263
1,894		JC Decaux S.A.	64
10,069		John Wiley & Sons, Inc (Class A)	525
20,124	*	Liberty Broadband Corp (Class A)	1,195
4,448	*	Liberty Global plc	128
2,960	*	Liberty Global plc (Class A)	86
369	*	Liberty Global plc LiLAC (Class A)	12
555	*	Liberty Global plc LiLAC (Class C)	18
40,644	*	Media General, Inc	699
177,989		New York Times Co (Class A)	2,154
534,255		Pearson plc	6,950
102,176		ProSiebenSat. Media AG.	4,469
6,739		Reed Elsevier NV	117
434,083		Reed Elsevier plc	7,993
1,550		Scholastic Corp	61
34,566		Scripps Networks Interactive (Class A)	2,152
85,295		SES Global S.A.	1,826
162,694	*	Shaw Communications, Inc (B Shares)	3,123
60,413		Sinclair Broadcast Group, Inc (Class A)	1,804
545,143		Time Warner, Inc	40,090
317,818		Vivendi Universal S.A.	5,946
686,662		Walt Disney Co	67,169
663,213		WPP plc	13,822
		TOTAL MEDIA	221,600

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.8%
72,318	*,e	Acadia Pharmaceuticals, Inc	2,347
68,917		Actelion Ltd	11,605
372,711		Agilent Technologies, Inc	16,533
118,240	*	Akorn, Inc	3,368
151,085	*	Alexion Pharmaceuticals, Inc	17,641
350,900		Amgen, Inc	53,389
1,011,588		Astellas Pharma, Inc	15,864
102,571	*	Biogen Idec, Inc	24,804
52,764	*	BioMarin Pharmaceutical, Inc	4,105
35,862	*,e	Bluebird Bio, Inc	1,552
802,956		Bristol-Myers Squibb Co	59,057
47,231	*	Cambrex Corp	2,443
383,194	*	Celgene Corp	37,794
39,088	*,e	Cempra, Inc	645
57,720	*	Cepheid, Inc	1,775
167,900	e	Chugai Pharmaceutical Co Ltd	5,984
90,451	*,e	Depomed, Inc	1,775
62,500		Eisai Co Ltd	3,490
385

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
2,093	*,e	Fluidigm Corp	$19
633,366		Gilead Sciences, Inc	52,835
1,359,546		GlaxoSmithKline plc	29,196
121,343	*,e	Immunomedics, Inc	282
100,520	*,e	Inovio Pharmaceuticals, Inc	929
34,517	*,e	Intersect ENT, Inc	446
32,759	*,e	Intra-Cellular Therapies, Inc	1,272
1,495	*,e	Ionis Pharmaceuticals, Inc	35
932,017		Johnson & Johnson	113,054
8,898	*,e	Kite Pharma, Inc	445
89,600	e	Kyowa Hakko Kogyo Co Ltd	1,528
47,688		Lonza Group AG.	7,922
1,205,255		Merck & Co, Inc	69,435
118,434		Merck KGaA	12,038
2,322	*	Mettler-Toledo International, Inc	847
115,217	*,e	MiMedx Group, Inc	919
8,717	*,e	Mirati Therapeutics, Inc	48
10,621	*	Momenta Pharmaceuticals, Inc	115
170,288	*	Nektar Therapeutics	2,423
540,742		Novartis AG.	44,632
519,974		Novo Nordisk AS	28,002
19,152	*,e	Ocular Therapeutix, Inc	95
19,069	*,e	Opko Health, Inc	178
80,522		Orion Oyj (Class B)	3,127
12,565		PerkinElmer, Inc	659
48,719	*	Prestige Brands Holdings, Inc	2,699
36,792	*,e	Progenics Pharmaceuticals, Inc	155
52,610	*,e	Prothena Corp plc	1,839
179,008	*	Qiagen NV	3,901
547	*	Quintiles Transnational Holdings, Inc	36
57,168	*,e	Relypsa, Inc	1,058
34,568	*	Repligen Corp	946
167,441		Roche Holding AG.	44,184
90,249	*,e	Sangamo Biosciences, Inc	523
36,000		Santen Pharmaceutical Co Ltd	566
64,729	*,e	Sarepta Therapeutics, Inc	1,234
35,489	*	Sucampo Pharmaceuticals, Inc (Class A)	389
48,200	e	Sumitomo Dainippon Pharma Co Ltd	835
325,485		Takeda Pharmaceutical Co Ltd	14,038
11,642	*,e	Theravance Biopharma, Inc	264
274,212		Thermo Electron Corp	40,518
154,340	*	Vertex Pharmaceuticals, Inc	13,276
23,386	*	Waters Corp	3,289
88,926	*	Xenoport, Inc	626
665,917		Zoetis Inc	31,604
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	796,632

REAL ESTATE - 2.8%
83,800		Aeon Mall Co Ltd	1,096
17,496	*,e	Altisource Portfolio Solutions S.A.	487
19,852		American Campus Communities, Inc	1,050
362,518		American Tower Corp	41,186
1,199,598		Annaly Capital Management, Inc	13,280
386

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
65,303	e	Apollo Commercial Real Estate Finance, Inc	$1,049
2,022		AvalonBay Communities, Inc	365
119,509		Boston Properties, Inc	15,763
899,410		British Land Co plc	7,303
2,212		Brixmor Property Group, Inc	59
2,313,849		CapitaLand Ltd	5,313
1,892,700		CapitaMall Trust	3,009
167,239	*	CBRE Group, Inc	4,428
262,900		City Developments Ltd	1,598
36,833		Coresite Realty	3,267
332,732		Crown Castle International Corp	33,749
373,000		Daiwa House Industry Co Ltd	10,954
198,538		Dexus Property Group	1,347
5,728	e	Digital Realty Trust, Inc	624
159,367		Duke Realty Corp	4,249
19,738		Dynex Capital, Inc	137
53,626		Equinix, Inc	20,792
188,574		Equity Residential	12,989
176,896		First Industrial Realty Trust, Inc	4,921
2,732		Forest City Realty Trust, Inc	61
102,870		GPT Group (ASE)	418
288,979		Hammerson plc	2,081
466,333		HCP, Inc	16,499
338,849		Host Marriott Corp	5,493
361,000		Hysan Development Co Ltd	1,610
14,974		Icade	1,052
859,402	e	Intu Properties plc	3,341
945		Iron Mountain, Inc	38
597,633		Land Securities Group plc	8,316
221,014		Lend Lease Corp Ltd	2,099
55,028		Macerich Co	4,699
312,176		Macquarie Goodman Group	1,674
727,767		Mirvac Group	1,107
522,810		Mitsui Fudosan Co Ltd	11,999
107,800		Nomura Real Estate Holdings, Inc	1,884
419,552		Prologis, Inc	20,575
17,760	e	Resource Capital Corp	228
43,764		Ryman Hospitality Properties	2,217
419,971		Segro plc	2,328
149,100		Shoei Co Ltd	1,571
207,339		Simon Property Group, Inc	44,972
1,227,222		Stockland Trust Group	4,351
494,500		Swire Pacific Ltd (Class A)	5,588
1,206,800		Swire Properties Ltd	3,215
51,546	*	Unibail-Rodamco	13,335
97,312		Ventas, Inc	7,086
19,943		Vornado Realty Trust	1,997
218,577		Welltower, Inc	16,649
1,409		Weyerhaeuser Co	42
		TOTAL REAL ESTATE	375,540

RETAILING - 1.9%
37,840	*	1-800-FLOWERS.COM, Inc (Class A)	341
387

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
195		Advance Auto Parts, Inc	$32
249,956	e	American Eagle Outfitters, Inc	3,982
39,176	*	AutoZone, Inc	31,099
198,255	*	Bed Bath & Beyond, Inc	8,569
133,587		Best Buy Co, Inc	4,088
21,019		Big 5 Sporting Goods Corp	195
16,005		Blue Nile, Inc	438
7,961	*	Cabela’s, Inc	399
1,951		Canadian Tire Corp Ltd	213
82,916	*,e	Carmax, Inc	4,065
64,600		Dollar General Corp	6,072
38,019		DSW, Inc (Class A)	805
84,798	*,e	Etsy, Inc	813
18,500		Fast Retailing Co Ltd	4,967
36,865		Finish Line, Inc (Class A)	744
36,646	*	Francesca’s Holdings Corp	405
27,449	*	FTD Cos, Inc	685
307,468	e	Gap, Inc	6,524
23,293		GNC Holdings, Inc	566
558,737	*	Groupon, Inc	1,816
24,931		Haverty Furniture Cos, Inc	450
267,851		Hennes & Mauritz AB (B Shares)	7,880
38,478		HSN, Inc	1,883
483,583		Industria De Diseno Textil S.A.	16,245
90,000		Jardine Cycle & Carriage Ltd	2,462
42,131		Kering	6,782
662,529		Kingfisher plc	2,846
6,985		Kirkland’s, Inc	103
232,746		Kohl’s Corp	8,826
21,997	*,e	Lands’ End, Inc	361
5,283,620	e	Li & Fung Ltd	2,562
5,583	*	LKQ Corp	177
574,180		Lowe’s Companies, Inc	45,458
32,219	*	MarineMax, Inc	547
342,665		Marks & Spencer Group plc	1,467
2,400		Marui Co Ltd	32
315,716	*	NetFlix, Inc	28,882
55,137		Next plc	3,643
67,018	e	Nordstrom, Inc	2,550
31,038		Nutri/System, Inc	787
484,272	*	Office Depot, Inc	1,603
8,683	e	Outerwall, Inc	365
18,000	*	Overstock.com, Inc	290
27,507	e	PetMed Express, Inc	516
35,119	e	Pier 1 Imports, Inc	181
347,489		Ross Stores, Inc	19,699
8,634		Shoe Carnival, Inc	216
53,210	*	Shutterfly, Inc	2,480
604		Signet Jewelers Ltd	50
32,052	e	Stage Stores, Inc	156
763,479		Staples, Inc	6,581
10,684		Stein Mart, Inc	83
17,434		Tiffany & Co	1,057
388

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
16,438	*	Tile Shop Holdings, Inc	$327
968		Tractor Supply Co	88
62,020	*	Ulta Salon Cosmetics & Fragrance, Inc	15,111
30,336	*	Vitamin Shoppe, Inc	927
47,778	*,e	Wayfair, Inc	1,863
		TOTAL RETAILING	262,354

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%
1,338		Analog Devices, Inc	76
1,178,807		Applied Materials, Inc	28,256
154,437		ASML Holding NV	15,203
15,582	*	Cirrus Logic, Inc	605
2,018,045		Intel Corp	66,192
22,521	e	Lam Research Corp	1,893
816	e	Microchip Technology, Inc	41
423,571		Nvidia Corp	19,912
56,958	*	ON Semiconductor Corp	502
130,676		Skyworks Solutions, Inc	8,269
70,690	*,e	SunPower Corp	1,095
703,463		Texas Instruments, Inc	44,072
59,700		Tokyo Electron Ltd	5,045
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	191,161

SOFTWARE & SERVICES - 5.8%
392,547		Accenture plc	44,472
51,181	*	Actua Corp	462
95,663	*	Alphabet, Inc (Class A)	67,302
96,888	*	Alphabet, Inc (Class C)	67,056
36,042		Amadeus IT Holding S.A.	1,588
66,316	*,e	Angie’s List, Inc	432
14,539	*	Ansys, Inc	1,319
32,963		Atos Origin S.A.	2,718
192,487	*	Autodesk, Inc	10,421
363,782		Automatic Data Processing, Inc	33,421
40,208		Blackbaud, Inc	2,730
404,991		CA, Inc	13,296
81,498		Cap Gemini S.A.	7,033
125,414	*	CGI Group, Inc	5,357
19,254	*	Cimpress NV	1,781
1,045	*	Citrix Systems, Inc	84
562,482	*	Cognizant Technology Solutions Corp (Class A)	32,196
73,662	*	comScore, Inc	1,759
20,058		Convergys Corp	501
29,477		CSG Systems International, Inc	1,188
29,547	*	DHI Group, Inc	184
44,517	*	Ellie Mae, Inc	4,080
14,866	*	Euronet Worldwide, Inc	1,029
7,642		Fair Isaac Corp	864
1,924		Forrester Research, Inc	71
1,391,000		Fujitsu Ltd	5,115
156,154	*,e	Glu Mobile, Inc	344
75,998	*	Infoblox, Inc	1,426
402,587		International Business Machines Corp	61,105
389

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
320,764		Intuit, Inc	$35,800
71,343		j2 Global, Inc	4,507
49,303		Jack Henry & Associates, Inc	4,303
38,151	*	LogMeIn, Inc	2,420
72,007	*	Manhattan Associates, Inc	4,618
62,938	*	Marketo, Inc	2,192
542,145		MasterCard, Inc (Class A)	47,741
1,320,361		Microsoft Corp	67,563
137,764	*	Monster Worldwide, Inc	329
19,743	*	NeuStar, Inc (Class A)	464
33,265	*,e	New Relic, Inc	977
38,014		Open Text Corp	2,248
1,453,512		Oracle Corp	59,492
50,853	*	Perficient, Inc	1,033
10,156	*	Progress Software Corp	279
41,205	*	Qualys, Inc	1,228
97,109	*,e	Quotient Technology, Inc	1,302
162,964	*	Rackspace Hosting, Inc	3,399
58,416	*	RetailMeNot, Inc	450
48,225	*	RingCentral, Inc	951
7,887	*	Rovi Corp	123
495,727	*	Salesforce.com, Inc	39,366
309,814		SAP AG.	23,269
13,504	*	Sciquest, Inc	238
215,673	*,e	ServiceSource International LLC	869
24,931	*	SPS Commerce, Inc	1,511
22,311	*	Sykes Enterprises, Inc	646
694,356		Symantec Corp	14,262
12,936	*	Syntel, Inc	585
15,116	*,e	Tangoe, Inc	117
20,999	*	Teradata Corp	526
41,418	*	Tyler Technologies, Inc	6,905
25,762	*	Ultimate Software Group, Inc	5,418
37,999	*,e	Vasco Data Security International	623
66,339	*	Website Pros, Inc	1,206
2,980		Western Union Co	57
179,587	*,e	Workday, Inc	13,410
1,528,864		Xerox Corp	14,509
964,334	*	Yahoo!, Inc	36,220
		TOTAL SOFTWARE & SERVICES	770,490

TECHNOLOGY HARDWARE & EQUIPMENT - 2.0%
8,103		Adtran, Inc	151
50,854	*,e	Arista Networks, Inc	3,274
4,234		Belden CDT, Inc	256
2,571	*	Benchmark Electronics, Inc	54
24,131	*	Calix, Inc	167
2,241,115		Cisco Systems, Inc	64,298
7,561		Cognex Corp	326
909	*	Coherent, Inc	83
4,145		Comtech Telecommunications Corp	53
522,374		Corning, Inc	10,698
61,799	*	Cray, Inc	1,849
390

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
1,453,363		EMC Corp	$39,488
522,480		Ericsson (LM) (B Shares)	4,014
41,789	*	Fabrinet	1,551
7,100	*	FARO Technologies, Inc	240
1,358		FEI Co	145
103,068	*	Finisar Corp	1,805
8,777	*	Flextronics International Ltd	104
4,608		Gemalto NV	279
1,043,464		Hewlett Packard Enterprise Co	19,064
2,370,625		HP, Inc	29,751
221,367		Ingram Micro, Inc (Class A)	7,699
11,659	*	Insight Enterprises, Inc	303
7,090		InterDigital, Inc	395
30,066	*	IPG Photonics Corp	2,405
41,052		Jabil Circuit, Inc	758
21,900		Keyence Corp	14,943
250,500		Konica Minolta Holdings, Inc	1,825
148,000		Kyocera Corp	7,042
92,465		Lexmark International, Inc (Class A)	3,491
194,520		Motorola, Inc	12,833
90,800		Murata Manufacturing Co Ltd	10,180
916,819		NEC Corp	2,136
47,717	*	Netgear, Inc	2,268
102,600		Omron Corp	3,349
500	*	OSI Systems, Inc	29
124,523	*	QLogic Corp	1,836
2,500	*	Rofin-Sinar Technologies, Inc	80
19,323	*	Scansource, Inc	717
74,584	*	Sonus Networks, Inc	648
55,813	*	Super Micro Computer, Inc	1,387
1,417		SYNNEX Corp	134
31,800		TDK Corp	1,780
6,018		TE Connectivity Ltd	344
53,027	*	Tech Data Corp	3,810
2,148	*	Trimble Navigation Ltd	52
13,773	*	TTM Technologies, Inc	104
36,195	*	Universal Display Corp	2,454
132,900		Yokogawa Electric Corp	1,499
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	262,151

TELECOMMUNICATION SERVICES - 1.9%
53,936	*	Boingo Wireless, Inc	481
3,286,200		BT Group plc	18,063
724,928		CenturyTel, Inc	21,030
252,930	*	Cincinnati Bell, Inc	1,156
2,650	e	Consolidated Communications Holdings, Inc	72
3,261	*	Fairpoint Communications, Inc	48
19,041	*	General Communication, Inc (Class A)	301
279,982	*,e	Globalstar, Inc	339
11,301		IDT Corp (Class B)	160
123,912	*,e	Iridium Communications, Inc	1,100
572,232		KDDI Corp	17,401
171,991	*	Level 3 Communications, Inc	8,856
391

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES		COMPANY	(000)
5,214	*	Lumos Networks Corp	$63
329,600		Nippon Telegraph & Telephone Corp	15,457
514,500		NTT DoCoMo, Inc	13,875
115,952		Rogers Communications, Inc (Class B)	4,694
10,132		Shenandoah Telecom Co	396
4,236,700		Singapore Telecommunications Ltd	13,085
1,127,312	*,e	Sprint Corp	5,107
21,076		Swisscom AG.	10,471
226,642		Telefonica Deutschland Holding AG.	934
1,073,907		TeliaSonera AB	5,085
8,858		TELUS Corp	285
1,562,138		Verizon Communications, Inc	87,230
8,112,115		Vodafone Group plc	24,733
289,491	*	Vonage Holdings Corp	1,766
		TOTAL TELECOMMUNICATION SERVICES	252,188

TRANSPORTATION - 1.6%
5,192		Aeroports de Paris	569
4,146		Arkansas Best Corp	67
417,926		Auckland International Airport Ltd	1,944
97,236	*	Avis Budget Group, Inc	3,134
294,530		Canadian National Railway Co	17,392
72,500		Central Japan Railway Co	12,895
224,614		CSX Corp	5,858
274,024		Delta Air Lines, Inc	9,983
519,591		Deutsche Post AG.	14,638
125,000		East Japan Railway Co	11,584
39,834		easyJet plc	579
25,662	*	Echo Global Logistics, Inc	575
5		Expeditors International of Washington, Inc	0	^
37,958		Fraport AG. Frankfurt Airport Services Worldwide	2,032
307		Kansas City Southern Industries, Inc	28
723		Kuehne & Nagel International AG.	101
513,000		Mitsui OSK Lines Ltd	1,091
1,704,986		MTR Corp	8,650
695,000		Nippon Yusen Kabushiki Kaisha	1,223
17,880		Norfolk Southern Corp	1,522
708,108		Southwest Airlines Co	27,765
15,919		Sydney Airport	83
197,000		Tokyu Corp	1,730
528,959		Union Pacific Corp	46,151
367,503		United Parcel Service, Inc (Class B)	39,588
		TOTAL TRANSPORTATION	209,182

UTILITIES - 2.2%
11,651		AGL Energy Ltd	169
40,063		American Water Works Co, Inc	3,386
569,057		APA Group	3,958
30,410		Atco Ltd	1,067
46,554		Canadian Utilities Ltd	1,349
223,054		Centerpoint Energy, Inc	5,353
1,265,500		CLP Holdings Ltd	12,927
376,114		Consolidated Edison, Inc	30,255
392

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

					VALUE
SHARES		COMPANY			(000)
246,655		Dominion Resources, Inc			$19,222
76,637		Edison International			5,953
877,011		Energias de Portugal S.A.			2,685
331,373		Eversource Energy			19,849
106,759	e	Fortis, Inc			3,609
5,906,536		Hong Kong & China Gas Ltd			10,793
2,279,734		Iberdrola S.A.			15,551
408,016	*	Meridian Energy Ltd			770
1,366,116		National Grid plc			20,089
167,000	*	Osaka Gas Co Ltd			642
118,418		Piedmont Natural Gas Co, Inc			7,119
315,612		Public Service Enterprise Group, Inc			14,711
662,962		Scottish & Southern Energy plc			13,798
252,764		Sempra Energy			28,820
1,163,242		Snam Rete Gas S.p.A.			6,954
37,674		South Jersey Industries, Inc			1,191
431,048		Southern Co			23,117
299,994		Suez Environnement S.A.			4,679
32,615		Terna Rete Elettrica Nazionale S.p.A.			182
699,790		Tokyo Gas Co Ltd			2,889
421,810		United Utilities Group plc			5,847
236,298		WEC Energy Group, Inc			15,430
2,969		WGL Holdings, Inc			210
262,591		Xcel Energy, Inc			11,759
		TOTAL UTILITIES			294,333
		TOTAL COMMON STOCKS			8,021,616
		(Cost $6,473,498)

PREFERRED STOCKS - 0.2%
BANKS - 0.2%
233,115	*,e	Federal Home Loan Mortgage Corp			1,037
740,991	*	Federal National Mortgage Association			3,312
14,500	*,e	M&T Bank Corp			15,327
		TOTAL BANKS			19,676
		TOTAL PREFERRED STOCKS			19,676
		(Cost $38,865)

RIGHTS / WARRANTS - 0.0%
ENERGY - 0.0%
929,390		Repsol S.A.			302
		TOTAL ENERGY			302
		TOTAL RIGHTS / WARRANTS			302
		(Cost $305)

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE
SHORT-TERM INVESTMENTS - 5.9%
GOVERNMENT AGENCY DEBT - 1.0%
$73,000,000		Federal Home Loan Bank (FHLB)	0.335%	07/06/16	72,998
44,000,000		FHLB	0.345	07/29/16	43,994
30,300,000		FHLB	0.330	08/10/16	30,292
		TOTAL GOVERNMENT AGENCY DEBT			147,284
393

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			MATURITY	VALUE
PRINCIPAL	ISSUER	RATE	DATE	(000)
TREASURY DEBT - 2.5%
$38,400,000	United States Treasury Bill	0.196-0.300%	08/04/16	$38,392
3,100,000	United States Treasury Bill	0.230	08/11/16	3,099
32,000,000	United States Treasury Bill	0.279	09/01/16	31,987
50,000,000	United States Treasury Bill	0.195	09/08/16	49,981
137,800,000	United States Treasury Bill	0.210-0.255	09/22/16	137,723
65,100,000	United States Treasury Bill	0.236-0.373	09/29/16	65,057
	TOTAL TREASURY DEBT			326,239

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.4%
GOVERNMENT AGENCY DEBT - 0.8%
22,000,000	Federal Home Loan Bank (FHLB)	0.340	07/20/16	21,996
36,000,000	FHLB	0.330	07/28/16	35,991
11,200,000	FHLB	0.270	08/01/16	11,198
20,000,000	FHLB	0.451	08/26/16	19,986
20,000,000	FHLB	0.290	08/30/16	19,990
	TOTAL GOVERNMENT AGENCY DEBT			109,161

TREASURY DEBT - 1.6%
5,000,000	United States Treasury Bill	0.201	07/14/16	5,000
3,000,000	United States Treasury Bill	0.155	07/21/16	3,000
15,000,000	United States Treasury Bill	0.196	08/04/16	14,997
10,000,000	United States Treasury Bill	0.228	08/11/16	9,997
8,000,000	United States Treasury Bill	0.335	08/18/16	7,996
15,000,000	United States Treasury Bill	0.235	08/25/16	14,995
46,000,000	United States Treasury Bill	0.270-0.442	09/01/16	45,971
15,000,000	United States Treasury Bill	0.302	09/22/16	14,989
50,000,000	United States Treasury Bill	0.251	09/29/16	49,969
50,000,000	United States Treasury Bill	0.313	10/06/16	49,958
	TOTAL TREASURY DEBT			216,872

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			326,033

	TOTAL SHORT-TERM INVESTMENTS			799,556
	(Cost $799,534)
	TOTAL INVESTMENTS - 104.6%			14,074,148
	(Cost $12,371,917)
	OTHER ASSETS & LIABILITIES, NET - (4.6)%			(624,635)
	NET ASSETS - 100.0%			$13,449,513
394

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing
^	Amount represents less than $1,000.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $329,607,000.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 6/30/16, the aggregate value of these securities was $778,440,000, or 5.8% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
w	All or a portion of these securities have been segregated to cover collateral requirements on mortgage dollar rolls.

Cost amounts are in thousands.
395

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND

MONEY MARKET ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2016

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
SHORT-TERM INVESTMENTS - 100.0%

CERTIFICATE OF DEPOSIT - 2.9%
$30,000,000		Banco Del Estado De Chile	0.580%	07/08/16	$30,000
50,000,000		Banco Del Estado De Chile	0.570	07/12/16	50,000
25,000,000		Banco Del Estado De Chile	0.580	08/17/16	25,000
25,000,000		Banco Del Estado De Chile	0.600	09/12/16	25,000
30,000,000		Banco Del Estado De Chile	0.600	09/19/16	30,000
30,000,000		Banco Del Estado De Chile	0.660	10/04/16	30,000
40,000,000		Toronto-Dominion Bank	0.450	07/19/16	40,000
50,000,000		Toronto-Dominion Bank	0.540	08/01/16	50,000
20,000,000		Toronto-Dominion Bank	0.490	08/31/16	20,000
25,000,000		Toronto-Dominion Bank	0.590	09/29/16	25,000
		TOTAL CERTIFICATE OF DEPOSIT			325,000

COMMERCIAL PAPER - 33.3%
25,900,000	y	Apple, Inc	0.440	07/05/16	25,899
35,000,000	y	Apple, Inc	0.420	07/07/16	34,998
40,000,000	y	Apple, Inc	0.440	07/11/16	39,995
20,000,000	y	Apple, Inc	0.440	07/13/16	19,997
37,700,000	y	Apple, Inc	0.450	07/14/16	37,694
25,000,000	y	Apple, Inc	0.450	07/19/16	24,994
26,000,000	y	Apple, Inc	0.460	07/22/16	25,993
20,000,000	y	Apple, Inc	0.460	08/02/16	19,992
75,000,000	y	Apple, Inc	0.400	09/06/16	74,944
25,000,000	y	Australia & New Zealand Banking Group Ltd	0.540	07/26/16	24,991
35,000,000	y	Australia & New Zealand Banking Group Ltd	0.555	08/03/16	34,982
35,000,000	y	Australia & New Zealand Banking Group Ltd	0.630	08/04/16	34,979
50,000,000	y	Australia & New Zealand Banking Group Ltd	0.630	09/06/16	49,941
10,000,000	y	Australia & New Zealand Banking Group Ltd	0.570	09/14/16	9,988
30,000,000	y	Australia & New Zealand Banking Group Ltd	0.690	10/03/16	29,946
6,500,000	y	Bedford Row Funding Corp	0.475	07/18/16	6,498
5,400,000	y	Bedford Row Funding Corp	0.620	09/15/16	5,393
10,000,000	y	Bedford Row Funding Corp	0.860	09/20/16	9,981
5,000,000	y	CAFCO LLC	0.560	08/22/16	4,996
30,000,000	y	CAFCO LLC	0.600	09/09/16	29,965
6,470,000	y	CAFCO LLC	0.600	09/12/16	6,462
50,000,000	y	Chevron Corp	0.520	07/11/16	49,993
25,000,000	y	Ciesco LLC	0.610	09/01/16	24,974
11,665,000	y	Ciesco LLC	0.730	09/26/16	11,644
30,000,000	y	Coca-Cola Co	0.500	07/13/16	29,995
14,500,000	y	Coca-Cola Co	0.330	08/05/16	14,495
20,000,000	y	Coca-Cola Co	0.650	10/05/16	19,965
16,550,000	y	Commonwealth Bank of Australia	0.620	08/01/16	16,541
25,000,000	y	Commonwealth Bank of Australia	0.580	09/16/16	24,969
43,595,000	y	DBS Bank Ltd	0.600-0.610	08/25/16	43,555
6,000,000		Exxon Mobil Corp	0.360	07/06/16	6,000
3,950,000		Exxon Mobil Corp	0.380	07/08/16	3,950
40,000,000		Exxon Mobil Corp	0.430	08/09/16	39,981
396

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$25,042,000	y	Fairway Finance Co LLC	0.560%	07/12/16	$25,038
30,000,000	y	Fairway Finance Co LLC	0.560	07/14/16	29,994
20,000,000	y	Fairway Finance Co LLC	0.560	07/18/16	19,995
46,000,000	y	Fairway Finance Co LLC	0.490	07/25/16	45,985
25,000,000	y	Fairway Finance Co LLC	0.560	08/08/16	24,985
5,000,000	y	Fairway Finance Co LLC	0.570	08/16/16	4,996
4,600,000	y	Hydro-Quebec	0.300	07/08/16	4,600
9,000,000	y	Hydro-Quebec	0.410	07/25/16	8,997
32,500,000	y	Hydro-Quebec	0.400	07/26/16	32,491
70,000,000	y	Hydro-Quebec	0.500-0.505	08/18/16	69,953
3,900,000	y	Hydro-Quebec	0.470	09/08/16	3,896
13,800,000		Korea Development Bank	0.595	07/01/16	13,800
20,000,000		Korea Development Bank	0.600	07/19/16	19,994
20,000,000		Korea Development Bank	0.490	07/20/16	19,995
10,000,000		Korea Development Bank	0.520	07/26/16	9,996
20,000,000		Korea Development Bank	0.590	08/05/16	19,988
20,000,000		Korea Development Bank	0.590	08/09/16	19,987
20,000,000		Korea Development Bank	0.580	08/16/16	19,985
10,000,000		Korea Development Bank	0.700	10/03/16	9,982
8,000,000		Korea Development Bank	0.730	10/04/16	7,985
6,500,000	y	Microsoft Corp	0.400	07/06/16	6,500
49,700,000	y	Microsoft Corp	0.420	07/13/16	49,693
35,100,000	y	Microsoft Corp	0.420-0.440	07/27/16	35,089
5,840,000	y	Microsoft Corp	0.470	08/10/16	5,837
50,000,000	y	Microsoft Corp	0.470	08/17/16	49,969
10,000,000	y	Microsoft Corp	0.440	09/07/16	9,992
2,306,000	y	Microsoft Corp	0.470	09/28/16	2,303
4,580,000	y	Microsoft Corp	0.460	10/05/16	4,575
25,000,000	y	National Australia Bank Ltd	0.800	09/19/16	24,956
25,000,000	y	National Australia Bank Ltd	0.650	10/03/16	24,958
10,000,000	y	Nestle Capital Corp	0.580	07/12/16	9,998
20,000,000	y	Nestle Capital Corp	0.570	07/19/16	19,994
33,735,000	y	Nestle Capital Corp	0.560-0.580	07/22/16	33,724
14,725,000	y	Nestle Capital Corp	0.550	07/26/16	14,719
28,600,000	y	Nestle Capital Corp	0.560	08/05/16	28,585
15,000,000	y	Nestle Capital Corp	0.550	08/12/16	14,990
28,630,000	y	Nestle Capital Corp	0.550	08/22/16	28,607
60,000,000	y	Nestle Capital Corp	0.555-0.560	08/23/16	59,951
33,750,000	y	Nestle Capital Corp	0.530-0.540	08/29/16	33,721
14,250,000	y	Nestle Capital Corp	0.555	08/30/16	14,237
10,000,000	y	Nestle Capital Corp	0.580	09/02/16	9,990
21,580,000	y	Nestle Capital Corp	0.600	09/16/16	21,552
15,000,000	y	Nestle Capital Corp	0.520-0.590	10/04/16	14,978
20,000,000	y	Nordea Bank AB	0.618	07/29/16	19,990
10,000,000	y	Novartis Finance Corp	0.460	07/01/16	10,000
10,000,000	y	Novartis Finance Corp	0.395	07/05/16	10,000
1,671,000	y	Novartis Finance Corp	0.440	07/06/16	1,671
6,000,000	y	Novartis Finance Corp	0.390	07/07/16	6,000
14,150,000	y	Novartis Finance Corp	0.370	07/08/16	14,149
42,600,000	y	Novartis Finance Corp	0.470	07/18/16	42,590
7,165,000	y	Novartis Finance Corp	0.480	07/25/16	7,163
5,625,000	y	Novartis Finance Corp	0.490	08/08/16	5,622
14,200,000	y	Novartis Finance Corp	0.520	08/19/16	14,190
10,000,000	y	Novartis Finance Corp	0.520	08/22/16	9,992
397

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$30,000,000	y	Old Line Funding LLC	0.470%	07/20/16	$29,993
25,000,000	y	Old Line Funding LLC	0.680	08/08/16	24,982
25,000,000	y	Old Line Funding LLC	0.670	08/16/16	24,979
525,000	y	Old Line Funding LLC	0.800	08/29/16	524
44,500,000	y	Old Line Funding LLC	0.660	09/07/16	44,444
25,000,000	y	Old Line Funding LLC	0.750	09/15/16	24,960
20,000,000	y	Old Line Funding LLC	0.630	10/04/16	19,967
14,995,000	y	Oversea-Chinese Banking Corp Ltd	0.525-0.530	08/02/16	14,988
10,800,000		PACCAR Financial Corp	0.380	07/01/16	10,800
16,980,000		PACCAR Financial Corp	0.510	07/13/16	16,977
1,500,000		PACCAR Financial Corp	0.480	07/18/16	1,500
15,550,000		PACCAR Financial Corp	0.510	07/21/16	15,546
3,300,000		PACCAR Financial Corp	0.480	07/22/16	3,299
50,000,000	y	PepsiCo, Inc	0.420	08/25/16	49,968
25,000,000	y	Private Export Funding Corp	0.520	07/08/16	24,997
25,000,000	y	Private Export Funding Corp	0.530	07/13/16	24,996
55,000,000	y	Private Export Funding Corp	0.520-0.530	08/03/16	54,973
24,640,000	y	Private Export Funding Corp	0.560	10/03/16	24,604
25,000,000	y	Private Export Funding Corp	0.640	10/04/16	24,958
12,000,000		Province of British Columbia Canada	0.720	07/05/16	11,999
10,000,000		Province of British Columbia Canada	0.450	07/07/16	9,999
30,000,000		Province of British Columbia Canada	0.445-0.500	07/08/16	29,997
23,000,000		Province of British Columbia Canada	0.680	07/11/16	22,996
32,300,000		Province of British Columbia Canada	0.590-0.600	07/12/16	32,294
15,000,000		Province of British Columbia Canada	0.460	07/15/16	14,998
14,362,000		Province of British Columbia Canada	0.510	07/22/16	14,358
15,000,000		Province of British Columbia Canada	0.620	07/29/16	14,993
13,000,000		Province of British Columbia Canada	0.500	08/02/16	12,994
34,065,000		Province of British Columbia Canada	0.460	09/21/16	34,029
31,000,000		Province of British Columbia Canada	0.580	10/03/16	30,953
20,000,000		Province of Ontario Canada	0.470	07/05/16	19,999
16,000,000		Province of Ontario Canada	0.490	07/07/16	15,999
22,565,000		Province of Ontario Canada	0.380	07/14/16	22,562
6,000,000		Province of Ontario Canada	0.490	07/27/16	5,998
5,000,000		Province of Ontario Canada	0.480	08/10/16	4,997
50,000,000		Province of Ontario Canada	0.415-0.470	08/22/16	49,968
25,000,000		Province of Ontario Canada	0.470	09/08/16	24,977
25,000,000		Province of Ontario Canada	0.465	09/20/16	24,974
43,228,000	y	Province of Quebec Canada	0.460-0.520	07/06/16	43,225
20,000,000	y	Province of Quebec Canada	0.410	07/28/16	19,994
35,000,000	y	Province of Quebec Canada	0.500	08/11/16	34,980
25,000,000	y	Province of Quebec Canada	0.405	08/22/16	24,985
2,500,000	y	Province of Quebec Canada	0.490-0.600	09/01/16	2,498
29,362,000	y	Province of Quebec Canada	0.510	09/08/16	29,333
4,050,000	y	Province of Quebec Canada	0.510	10/06/16	4,045
10,000,000	y	PSP Capital, Inc	0.520	07/05/16	9,999
6,700,000	y	PSP Capital, Inc	0.480	07/21/16	6,698
38,910,000	y	PSP Capital, Inc	0.540-0.590	07/28/16	38,893
12,900,000	y	PSP Capital, Inc	0.600-0.610	08/02/16	12,893
28,000,000	y	PSP Capital, Inc	0.600	08/08/16	27,982
35,000,000	y	PSP Capital, Inc	0.610	08/12/16	34,975
10,000,000	y	PSP Capital, Inc	0.550	08/17/16	9,993
25,000,000	y	PSP Capital, Inc	0.650	08/26/16	24,975
20,000,000	y	PSP Capital, Inc	0.580	08/29/16	19,981
398

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$18,000,000	y	PSP Capital, Inc	0.610%	09/16/16	$17,977
14,070,000	y	PSP Capital, Inc	0.640	09/28/16	14,048
40,000,000	y	PSP Capital, Inc	0.560-0.630	10/06/16	39,934
8,000,000	y	Roche Holdings, Inc	0.410	07/05/16	8,000
25,000,000	y	Roche Holdings, Inc	0.420	07/07/16	24,998
15,000,000	y	Roche Holdings, Inc	0.400	07/11/16	14,998
30,000,000	y	Roche Holdings, Inc	0.420	07/12/16	29,996
30,000,000	y	Roche Holdings, Inc	0.405	07/19/16	29,994
30,000,000	y	Roche Holdings, Inc	0.420	07/22/16	29,993
50,000,000	y	Roche Holdings, Inc	0.410-0.420	07/27/16	49,985
30,000,000	y	Roche Holdings, Inc	0.455	08/02/16	29,988
25,000,000		Royal Bank of Canada	0.680	07/01/16	25,000
30,000,000	y	Svenska Handelsbanken AB	0.645	07/05/16	29,998
1,650,000	y	Svenska Handelsbanken AB	0.520	07/08/16	1,650
21,800,000	y	Svenska Handelsbanken AB	0.635-0.650	07/11/16	21,796
1,145,000	y	Svenska Handelsbanken AB	0.640	08/09/16	1,144
22,000,000	y	Svenska Handelsbanken AB	0.715	09/01/16	21,973
25,000,000	y	Svenska Handelsbanken AB	0.640	10/05/16	24,957
20,000,000	y	Toronto-Dominion Holdings USA, Inc	0.590	09/19/16	19,974
25,000,000	y	Toronto-Dominion Holdings USA, Inc	0.650	10/07/16	24,956
25,000,000	y	Unilever Capital Corp	0.480	07/05/16	24,999
36,500,000	y	Unilever Capital Corp	0.460-0.500	07/18/16	36,491
19,000,000	y	Unilever Capital Corp	0.510	07/28/16	18,993
9,800,000	y	Unilever Capital Corp	0.520	08/01/16	9,796
15,000,000	y	Unilever Capital Corp	0.490	08/02/16	14,993
7,000,000	y	Unilever Capital Corp	0.500	08/05/16	6,997
25,000,000	y	Unilever Capital Corp	0.510	08/08/16	24,986
1,565,000	y	United Overseas Bank Ltd	0.580	07/19/16	1,565
5,550,000	y	United Overseas Bank Ltd	0.590	09/07/16	5,544
10,000,000		Washington Gas Light Co	0.400	07/01/16	10,000
10,000,000		Washington Gas Light Co	0.430	07/06/16	9,999
15,000,000	y	Westpac Banking Corp	0.520	08/19/16	14,989
2,000,000	y	Westpac Banking Corp	0.560	09/01/16	1,998
20,000,000	y	Westpac Banking Corp	0.840-0.845	09/16/16	19,964
5,000,000	y	Westpac Banking Corp	0.610	09/28/16	4,992
		TOTAL COMMERCIAL PAPER			3,761,270

GOVERNMENT AGENCY DEBT - 29.3%
20,000,000		Federal Agricultural Mortgage Corp (FAMC)	0.260	07/11/16	19,999
40,000,000		FAMC	0.320-0.325	08/01/16	39,989
20,000,000		FAMC	0.340	08/26/16	19,990
4,030,000		FAMC	0.450	09/08/16	4,027
47,560,000		FAMC	0.395-0.400	10/11/16	47,506
10,000,000		FAMC	0.460	11/01/16	9,984
15,000,000		FAMC	0.460	11/02/16	14,976
6,000,000		FAMC	0.460	11/03/16	5,990
39,600,000		FAMC	0.010-0.510	11/18/16	39,528
17,250,000		FAMC	0.520	12/01/16	17,212
20,000,000		FAMC	0.500	12/16/16	19,953
28,000,000		Federal Farm Credit Bank (FFCB)	0.500-0.510	10/11/16	27,960
25,000,000		FFCB	0.360	10/18/16	24,973
19,750,000		FFCB	0.430	10/26/16	19,722
5,000,000		FFCB	0.580	10/27/16	4,991
22,500,000		FFCB	0.390	10/31/16	22,470
399

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
$15,000,000	FFCB	0.370%	11/04/16	$14,981
50,000,000	FFCB	0.520	11/09/16	49,905
30,710,000	FFCB	0.440-0.540	11/10/16	30,658
28,250,000	FFCB	0.440	11/16/16	28,202
14,869,000	FFCB	0.560-0.600	12/06/16	14,831
65,920,000	Federal Home Loan Bank (FHLB)	0.280-0.285	07/01/16	65,920
30,000,000	FHLB	0.285	07/05/16	29,999
107,600,000	FHLB	0.280-0.335	07/06/16	107,595
53,132,000	FHLB	0.295-0.570	07/08/16	53,128
8,600,000	FHLB	0.285	07/11/16	8,599
30,000,000	FHLB	0.323	07/13/16	29,997
63,475,000	FHLB	0.300-0.305	07/14/16	63,468
48,231,000	FHLB	0.330-0.345	07/15/16	48,225
55,000,000	FHLB	0.300	07/18/16	54,992
7,000,000	FHLB	0.290-0.300	07/19/16	6,999
103,615,000	FHLB	0.270-0.410	07/20/16	103,597
13,300,000	FHLB	0.300	07/21/16	13,298
32,878,000	FHLB	0.345	07/22/16	32,871
87,460,000	FHLB	0.300-0.390	07/25/16	87,440
48,950,000	FHLB	0.280-0.390	07/26/16	48,939
31,600,000	FHLB	0.320-0.340	07/27/16	31,592
88,626,000	FHLB	0.290-0.365	07/29/16	88,603
1,300,000	FHLB	0.280	08/01/16	1,300
30,000,000	FHLB	0.320	08/02/16	29,991
70,313,000	FHLB	0.305-0.400	08/03/16	70,292
35,000,000	FHLB	0.310-0.385	08/04/16	34,988
90,000,000	FHLB	0.330-0.385	08/05/16	89,969
8,000,000	FHLB	0.311-0.320	08/08/16	7,997
60,100,000	FHLB	0.260-0.410	08/09/16	60,080
21,900,000	FHLB	0.308-0.460	08/10/16	21,892
36,200,000	FHLB	0.310-0.315	08/11/16	36,187
96,200,000	FHLB	0.300-0.440	08/12/16	96,156
17,985,000	FHLB	0.435	08/15/16	17,975
36,881,000	FHLB	0.320	08/16/16	36,866
29,000,000	FHLB	0.320-0.370	08/17/16	28,988
15,175,000	FHLB	0.300	08/18/16	15,169
38,275,000	FHLB	0.320-0.345	08/19/16	38,258
50,000,000	FHLB	0.320-0.330	08/22/16	49,977
40,600,000	FHLB	0.320	08/23/16	40,581
40,000,000	FHLB	0.330	08/24/16	39,980
49,700,000	FHLB	0.320-0.460	08/26/16	49,666
80,000,000	FHLB	0.300-0.320	08/29/16	79,959
66,100,000	FHLB	0.325-0.350	08/30/16	66,064
19,700,000	FHLB	0.335-0.340	08/31/16	19,689
25,000,000	FHLB	0.330	09/01/16	24,986
52,000,000	FHLB	0.390-0.400	09/02/16	51,964
39,575,000	FHLB	0.350-0.390	09/07/16	39,546
38,000,000	FHLB	0.400	09/14/16	37,968
30,300,000	FHLB	0.320-0.480	09/16/16	30,276
65,900,000	FHLB	0.350-0.400	09/21/16	65,844
25,000,000	FHLB	0.360	09/22/16	24,979
25,000,000	FHLB	0.370	09/23/16	24,978
10,000,000	FHLB	0.395	09/27/16	9,990
20,000,000	FHLB	0.400	09/28/16	19,980
400

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)
$25,000,000	FHLB	0.360%	10/11/16	$24,975
5,700,000	FHLB	0.420	10/12/16	5,693
10,000,000	FHLB	0.455	10/25/16	9,985
25,000,000	FHLB	0.450	10/28/16	24,963
2,300,000	FHLB	0.480	11/14/16	2,296
13,300,000	FHLB	0.470-0.510	11/16/16	13,275
24,000,000	FHLB	0.473	12/16/16	23,947
20,000,000	Federal Home Loan Mortgage Corp (FHLMC)	0.465	08/12/16	19,989
7,890,000	FHLMC	0.500	08/26/16	7,884
10,480,000	FHLMC	0.490	09/23/16	10,468
47,400,000	FHLMC	0.380-0.590	10/19/16	47,337
52,810,000	FHLMC	0.410-0.415	10/21/16	52,742
2,165,000	FHLMC	0.430	11/02/16	2,162
32,810,000	FHLMC	0.402-0.515	11/04/16	32,761
16,045,000	FHLMC	0.370-0.520	11/07/16	16,018
20,000,000	FHLMC	0.500-0.530	11/16/16	19,960
4,600,000	FHLMC	0.540	12/01/16	4,589
20,000,000	FHLMC	0.370	12/05/16	19,968
6,165,000	FHLMC	0.470	12/13/16	6,152
25,163,000	FHLMC	0.500	01/27/17	25,141
17,000,000	FHLMC	0.875	02/22/17	17,030
6,546,000	Federal National Mortgage Association (FNMA)	0.545-0.550	07/06/16	6,546
23,500,000	FNMA	0.350-0.490	10/14/16	23,475
33,605,000	FNMA	0.360-0.455	10/17/16	33,560
43,925,000	FNMA	0.360-0.510	10/18/16	43,873
25,000,000	FNMA	0.430	10/19/16	24,967
15,000,000	FNMA	0.430-0.480	10/20/16	14,979
80,000,000	FNMA	0.370-0.440	10/24/16	79,898
6,340,000	FNMA	0.530	10/28/16	6,329
10,730,000	FNMA	0.570	11/01/16	10,709
25,000,000	FNMA	0.380	11/02/16	24,967
10,000,000	FNMA	0.535	11/04/16	9,981
12,472,000	FNMA	1.250	01/30/17	12,513
10,000,000	Tennessee Valley Authority	0.255	07/05/16	10,000
	TOTAL GOVERNMENT AGENCY DEBT			3,304,776

TREASURY DEBT - 17.3%
95,175,000	United States Treasury Bill	0.155-0.447	07/07/16	95,171
33,720,000	United States Treasury Bill	0.202-0.310	07/14/16	33,717
80,000,000	United States Treasury Bill	0.200-0.247	07/21/16	79,991
75,000,000	United States Treasury Bill	0.196-0.395	07/28/16	74,983
97,110,000	United States Treasury Bill	0.190-0.430	08/04/16	97,078
85,135,000	United States Treasury Bill	0.212-0.414	08/11/16	85,106
56,620,000	United States Treasury Bill	0.204-0.445	08/18/16	56,592
100,000,000	United States Treasury Bill	0.220-0.396	08/25/16	99,957
90,000,000	United States Treasury Bill	0.236-0.475	09/01/16	89,943
64,890,000	United States Treasury Bill	0.225-0.459	09/08/16	64,852
100,000,000	United States Treasury Bill	0.248-0.452	09/22/16	99,912
30,000,000	United States Treasury Bill	0.248	09/29/16	29,981
50,000,000	United States Treasury Bill	0.320-0.395	10/13/16	49,947
61,190,000	United States Treasury Bill	0.216-0.391	10/20/16	61,129
10,000,000	United States Treasury Bill	0.384	11/03/16	9,987
20,000,000	United States Treasury Bill	0.316	11/10/16	19,977
10,000,000	United States Treasury Bill	0.436	11/25/16	9,982
401

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$10,000,000		United States Treasury Bill	0.291%	12/22/16	$9,986
105,960,000		United States Treasury Note	0.625	07/15/16	105,971
10,000,000		United States Treasury Note	0.500	07/31/16	10,001
89,470,000		United States Treasury Note	0.625	08/15/16	89,491
95,280,000		United States Treasury Note	0.500	08/31/16	95,281
80,530,000		United States Treasury Note	0.875	09/15/16	80,593
100,390,000		United States Treasury Note	0.500	09/30/16	100,402
105,000,000		United States Treasury Note	0.375	10/31/16	104,971
125,000,000		United States Treasury Note	0.625	11/15/16	125,082
35,000,000		United States Treasury Note	0.500	11/30/16	35,005
65,000,000		United States Treasury Note	0.875	11/30/16	65,113
60,000,000		United States Treasury Note	0.625	12/15/16	60,047
19,280,000		United States Treasury Note	0.500	01/31/17	19,284
		TOTAL TREASURY DEBT			1,959,532

VARIABLE RATE SECURITIES - 17.2%
45,000,000	i	Federal Agricultural Mortgage Corp (FAMC)	0.426	11/23/16	45,000
30,000,000	i	FAMC	0.497	01/03/17	30,000
45,000,000	i	FAMC	0.572	06/07/17	45,000
45,000,000	i	FAMC	0.523	09/06/17	45,000
150,000,000	i	Federal Farm Credit Bank (FFCB)	0.415	08/10/16	149,997
50,000,000	i	FFCB	0.432	08/24/16	49,998
10,000,000	i	FFCB	0.467	10/11/16	10,000
14,500,000	i	FFCB	0.565	12/16/16	14,501
32,300,000	i	FFCB	0.480	12/30/16	32,288
22,000,000	i	FFCB	0.450	01/13/17	22,000
120,000,000	i	FFCB	0.432	01/24/17	119,997
10,275,000	i	FFCB	0.404	01/30/17	10,268
6,000,000	i	FFCB	0.487	02/13/17	5,998
64,000,000	i	FFCB	0.456	02/23/17	63,988
76,000,000	i	FFCB	0.469	03/02/17	76,000
50,000,000	i	FFCB	0.500	03/09/17	49,986
15,200,000	i	FFCB	0.500	04/10/17	15,201
105,000,000	i	FFCB	0.437	06/15/17	104,993
50,000,000	i	FFCB	0.540	06/27/17	49,960
72,000,000	i	FFCB	0.426	07/17/17	71,995
50,000,000	i	FFCB	0.470	08/04/17	49,989
40,000,000	i	FFCB	0.476	01/17/18	39,957
37,000,000	i	FFCB	0.519	02/02/18	36,935
3,750,000	i	FFCB	0.604	02/06/18	3,749
25,000,000	i	FFCB	0.601	02/23/18	24,994
50,000,000	i	FFCB	0.483	03/22/18	49,913
25,000,000	i	FFCB	0.620	06/13/18	24,995
16,500,000	i	Federal Home Loan Bank (FHLB)	0.502	01/30/17	16,497
60,000,000	i	FHLB	0.493	02/17/17	59,986
50,000,000	i	FHLB	0.538	02/22/17	50,000
50,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.443	07/21/16	50,000
9,500,000	i	FHLMC	0.452	01/12/17	9,500
97,000,000	i	FHLMC	0.452	01/13/17	97,000
11,300,000	i	FHLMC	0.453	04/20/17	11,296
30,000,000	i	FHLMC	0.493	04/27/17	29,995
50,000,000	i	FHLMC	0.578	07/21/17	49,994
25,000,000	i	FHLMC	0.517	11/13/17	25,000
21,497,000	i	Federal National Mortgage Association (FNMA)	0.462	08/15/16	21,498
402

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE (000)
$45,050,000	i	FNMA	0.468%	01/26/17	$45,054
78,000,000	i	FNMA	0.468	07/20/17	77,941
94,500,000	i	FNMA	0.452	08/16/17	94,489
66,140,000	i	FNMA	0.473	10/05/17	66,106
		TOTAL VARIABLE RATE SECURITIES			1,947,058

		TOTAL SHORT-TERM INVESTMENTS			11,297,636
		(Cost $11,297,636)

		TOTAL INVESTMENTS - 100.0%			11,297,636
		(Cost $11,297,636)
		OTHER ASSETS & LIABILITIES, NET - 0.0%			2,172
		NET ASSETS - 100.0%			$11,299,808

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 6/30/16, the aggregate value of these securities was $3,077,422,000, or 27.2% of net assets.

Cost amounts are in thousands.
403

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Dated: August 11, 2016	By:	/s/Robert G. Leary
Robert G. Leary Principal Executive Officer and Executive Vice President (principal executive officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: August 11, 2016	By:	/s/Robert G. Leary
Robert G. Leary Principal Executive Officer and Executive Vice President (principal executive officer)

Dated: August 11, 2016	By:	/s/Virginia M. Wilson
Virginia M. Wilson Executive Vice President, Chief Financial Officer and Principal Accounting Officer (principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer